UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549 FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY ICA File Number: 811-05159 Reporting Period: 07/01/2010 - 06/30/2011 RS Investment Trust RS Investment Trust ------------------------------------------------------------------------- (Exact name of registrant as specified in charter) 388 Market Street Suite 1700 San Francisco, CA 94111 ------------------------------------------------------------------------- (Address of principal executive offices) Terry R. Otton 388 Market Street Suite 1700 San Francisco, CA 94111 ------------------------------------------------------------------------- (Name and address of agent for service) Registrant's telephone number, including area code: 415-591-2700 ================================================================================ SIGNATURES Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant): RS Investment Trust By (Signature and Title): /s/ Terry R. Otton -------------------------------- Name: Terry R. Otton Title: Chief Executive Officer Date: August 15, 2011 ========================= RS CAPITAL APPRECIATION FUND ========================= 3M COMPANY Ticker: MMM Security ID: 88579Y101 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Linda G. Alvarado For For Management 2 Elect Director George W. Buckley For For Management 3 Elect Director Vance D. Coffman For For Management 4 Elect Director Michael L. Eskew For For Management 5 Elect Director W. James Farrell For For Management 6 Elect Director Herbert L. Henkel For For Management 7 Elect Director Edward M. Liddy For For Management 8 Elect Director Robert S. Morrison For For Management 9 Elect Director Aulana L. Peters For For Management 10 Elect Director Robert J. Ulrich For For Management 11 Ratify Auditors For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management 14 Report on Political Contributions Against Against Shareholder -------------------------------------------------------------------------------- AFLAC INCORPORATED Ticker: AFL Security ID: 001055102 Meeting Date: MAY 02, 2011 Meeting Type: Annual Record Date: FEB 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Daniel P. Amos For For Management 2 Elect Director John Shelby Amos II For For Management 3 Elect Director Paul S. Amos II For For Management 4 Elect Director Michael H. Armacost For For Management 5 Elect Director Kriss Cloninger III For For Management 6 Elect Director Elizabeth J. Hudson For For Management 7 Elect Director Douglas W. Johnson For For Management 8 Elect Director Robert B. Johnson For For Management 9 Elect Director Charles B. Knapp For For Management 10 Elect Director E. Stephen Purdom For For Management 11 Elect Director Barbara K. Rimer For For Management 12 Elect Director Marvin R. Schuster For For Management 13 Elect Director David Gary Thompson For For Management 14 Elect Director Robert L. Wright For For Management 15 Elect Director Takuro Yoshida For For Management 16 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 17 Advisory Vote on Say on Pay Frequency One Year One Year Management 18 Ratify Auditors For For Management -------------------------------------------------------------------------------- AMERICAN EXPRESS COMPANY Ticker: AXP Security ID: 025816109 Meeting Date: MAY 02, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Daniel F. Akerson For For Management 1.2 Elect Director Charlene Barshefsky For For Management 1.3 Elect Director Ursula M. Burns For For Management 1.4 Elect Director Kenneth I. Chenault For For Management 1.5 Elect Director Peter Chernin For For Management 1.6 Elect Director Theodore J. Leonsis For For Management 1.7 Director Jan Leschly For For Management 1.8 Director Richard C. Levin For For Management 1.9 Director Richard A. McGinn For For Management 1.10 Director Edward D. Miller For For Management 1.11 Director Steven S. Reinemund For For Management 1.12 Director Robert D. Walter For For Management 1.13 Director Ronald A. Williams For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Provide for Cumulative Voting Against For Shareholder 6 Amend Bylaws-- Call Special Meetings Against For Shareholder -------------------------------------------------------------------------------- ANHEUSER-BUSCH INBEV SA Ticker: BUD Security ID: 03524A108 Meeting Date: APR 26, 2011 Meeting Type: Annual/Special Record Date: MAR 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor A1 Change Date of Annual Meeting For For Management A2 Amend Articles Re: Variable For Against Management Remuneration A3a Approve Condition Precedent For For Management A3b Amend Article 24 Re: Shareholder Rights For For Management Act A3c Amend Article 25 Re: Shareholder Rights For For Management Act A3d Amend Article 26bis Re: Shareholder For For Management Rights Act A3e Amend Article 28 Re: Shareholder Rights For For Management Act A3f Amend Article 30 Re: Shareholder Rights For For Management Act A3g Delete Article36bis For For Management A4a Receive Special Board Report None None Management A4b Receive Special Auditor Report None None Management A4c Eliminate Preemptive Rights Re: Item For Against Management A4d A4d Approve Issuance of Stock Options for For Against Management Board Members A4e Amend Articles to Reflect Changes in For Against Management Capital A4f Approve Deviation from Belgian Company For Against Management Law Provision Re: Stock Options to Independent Directors A4g Authorize Implementation of Approved For Against Management Resolutions and Filing of Required Documents/Formalities at Trade Registry B1 Receive Directors' Report (Non-Voting) None None Management B2 Receive Auditors' Report (Non-Voting) None None Management B3 Receive Consolidated Financial None None Management Statements and Statutory Reports (Non-Voting) B4 Approve Financial Statements, For For Management Allocation of Income, and Dividends of EUR 0.80 per Share B5 Approve Discharge of Directors For For Management B6 Approve Discharge of Auditors For For Management B7 Receive Information on Resignation of None None Management Arnoud de Pret, Jean-Luc Dehaene, and August Busch IV as Director B8a Elect Stefan Descheemaecker as Director For Against Management B8b Elect Paul Cornet de Ways Ruartas For Against Management Director B8c Reelect Kees Storm as Independent For For Management Director B8d Reelect Peter Harf as Independent For For Management Director B8e Elect Olivier Goudet as Independent For For Management Director B9a Approve Remuneration Report For Against Management B9b Approve Omnibus Stock Plan For Against Management B10a Approve Change-of-Control Clause Re : For For Management Updated EMTN Program B10b Approve Change-of-Control Clause Re : For For Management US Dollar Notes B10c Approve Change-of-Control Clause Re : For For Management Notes Issued under Anheuser-Busch InBev's Shelf Registration Statement B10d Approve Change-of-Control Clause Re : For For Management CAD Dollar Notes C1 Authorize Implementation of Approved For For Management Resolutions and Filing of Required Documents/Formalities at Trade Registry -------------------------------------------------------------------------------- BERKSHIRE HATHAWAY INC. Ticker: BRK.B Security ID: 084670108 Meeting Date: APR 30, 2011 Meeting Type: Annual Record Date: MAR 02, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Warren E. Buffett For For Management 1.2 Elect Director Charles T. Munger For For Management 1.3 Elect Director Howard G. Buffett For For Management 1.4 Elect Director Stephen B. Burke For For Management 1.5 Elect Director Susan L. Decker For For Management 1.6 Elect Director William H. Gates III For For Management 1.7 Elect Director David S. Gottesman For For Management 1.8 Elect Director Charlotte Guyman For For Management 1.9 Elect Director Donald R. Keough For For Management 1.10 Elect Director Thomas S. Murphy For For Management 1.11 Elect Director Ronald L. Olson For For Management 1.12 Elect Director Walter Scott, Jr. For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Adopt Quantitative GHG Goals for Against Against Shareholder Products and Operations -------------------------------------------------------------------------------- BERKSHIRE HATHAWAY INC. Ticker: BRK.B Security ID: 084670702 Meeting Date: APR 30, 2011 Meeting Type: Annual Record Date: MAR 02, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Warren E. Buffett For For Management 1.2 Elect Director Charles T. Munger For For Management 1.3 Elect Director Howard G. Buffett For For Management 1.4 Elect Director Stephen B. Burke For For Management 1.5 Elect Director Susan L. Decker For For Management 1.6 Elect Director William H. Gates III For For Management 1.7 Elect Director David S. Gottesman For For Management 1.8 Elect Director Charlotte Guyman For For Management 1.9 Elect Director Donald R. Keough For For Management 1.10 Elect Director Thomas S. Murphy For For Management 1.11 Elect Director Ronald L. Olson For For Management 1.12 Elect Director Walter Scott, Jr. For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Adopt Quantitative GHG Goals for Against Against Shareholder Products and Operations -------------------------------------------------------------------------------- CHESAPEAKE ENERGY CORPORATION Ticker: CHK Security ID: 165167107 Meeting Date: JUN 10, 2011 Meeting Type: Annual Record Date: APR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Aubrey K. McClendon For For Management 1.2 Elect Director Don Nickles For For Management 1.3 Elect Director Kathleen M. Eisbrenner For For Management 1.4 Elect Director Louis A. Simpson For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Advisory Vote to Ratify Directors' Against For Shareholder Compensation -------------------------------------------------------------------------------- CME GROUP INC. Ticker: CME Security ID: 12572Q105 Meeting Date: JUN 08, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Craig S. Donohue For For Management 1.2 Elect Director Timothy S. Bitsberger For For Management 1.3 Elect Director Jackie M. Clegg For For Management 1.4 Elect Director James A. Donaldson For For Management 1.5 Elect Director J. Dennis Hastert For For Management 1.6 Elect Director William P. Miller II For For Management 1.7 Elect Director Terry L. Savage For For Management 1.8 Elect Director Christopher Stewart For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- COLGATE-PALMOLIVE COMPANY Ticker: CL Security ID: 194162103 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John T. Cahill For For Management 2 Elect Director Ian Cook For For Management 3 Elect Director Helene D. Gayle For For Management 4 Elect Director Ellen M. Hancock For For Management 5 Elect Director Joseph Jimenez For For Management 6 Elect Director Richard J. Kogan For For Management 7 Elect Director Delano E. Lewis For For Management 8 Elect Director J. Pedro Reinhard For For Management 9 Elect Director Stephen I. Sadove For For Management 10 Ratify Auditors For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency Two Years One Year Management 13 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings -------------------------------------------------------------------------------- ECOLAB INC. Ticker: ECL Security ID: 278865100 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Douglas M. Baker, Jr. For For Management 2 Elect Director Barbara J. Beck For For Management 3 Elect Director Jerry W. Levin For For Management 4 Elect Director Robert L. Lumpkins For For Management 5 Ratify Auditors For For Management 6 Amend Nonqualified Employee Stock For For Management Purchase Plan 7 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 8 Advisory Vote on Say on Pay Frequency One Year One Year Management 9 Adopt Policy on Human Right to Water Against Against Shareholder 10 Reduce Supermajority Vote Requirement Against For Shareholder -------------------------------------------------------------------------------- INTUIT INC. Ticker: INTU Security ID: 461202103 Meeting Date: JAN 19, 2011 Meeting Type: Annual Record Date: NOV 22, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David H. Batchelder For For Management 2 Elect Director Christopher W. Brody For For Management 3 Elect Director William V. Campbell For For Management 4 Elect Director Scott D. Cook For For Management 5 Elect Director Diane B. Greene For For Management 6 Elect Director Michael R. Hallman For For Management 7 Elect Director Edward A. Kangas For For Management 8 Elect Director Suzanne Nora Johnson For For Management 9 Elect Director Dennis D. Powell For For Management 10 Elect Director Brad D. Smith For For Management 11 Ratify Auditors For For Management 12 Amend Omnibus Stock Plan For Against Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation -------------------------------------------------------------------------------- KRAFT FOODS INC. Ticker: KFT Security ID: 50075N104 Meeting Date: MAY 24, 2011 Meeting Type: Annual Record Date: MAR 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Ajaypal S. Banga For For Management 2 Elect Director Myra M. Hart For For Management 3 Elect Director Peter B. Henry For For Management 4 Elect Director Lois D. Juliber For For Management 5 Elect Director Mark D. Ketchum For For Management 6 Elect Director Richard A. Lerner For For Management 7 Elect Director Mackey J. McDonald For For Management 8 Elect Director John C. Pope For For Management 9 Elect Director Fredric G. Reynolds For For Management 10 Elect Director Irene B. Rosenfeld For For Management 11 Elect Director J.F. Van Boxmeer For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management 14 Amend Non-Employee Director Omnibus For Against Management Stock Plan 15 Ratify Auditors For For Management -------------------------------------------------------------------------------- MASTERCARD INCORPORATED Ticker: MA Security ID: 57636Q104 Meeting Date: JUN 07, 2011 Meeting Type: Annual Record Date: APR 13, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Marc Olivie For For Management 2 Elect Director Rima Qureshi For For Management 3 Elect Director Mark Schwartz For For Management 4 Elect Director Jackson P. Tai For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Ratify Auditors For For Management -------------------------------------------------------------------------------- PRAXAIR, INC. Ticker: PX Security ID: 74005P104 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen F. Angel For For Management 1.2 Elect Director Oscar Bernardes For For Management 1.3 Elect Director Nance K. Dicciani For For Management 1.4 Elect Director Edward G. Galante For For Management 1.5 Elect Director Claire W. Gargalli For For Management 1.6 Elect Director Ira D. Hall For For Management 1.7 Elect Director Raymond W. LeBoeuf For For Management 1.8 Elect Director Larry D. McVay For For Management 1.9 Elect Director Wayne T. Smith For For Management 1.10 Elect Director Robert L. Wood For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Amend Executive Incentive Bonus Plan For For Management 5 Amend Omnibus Stock Plan For Against Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- QUALCOMM INCORPORATED Ticker: QCOM Security ID: 747525103 Meeting Date: MAR 08, 2011 Meeting Type: Annual Record Date: JAN 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Barbara T. Alexander For For Management 1.2 Elect Director Stephen M. Bennett For For Management 1.3 Elect Director Donald G. Cruickshank For For Management 1.4 Elect Director Raymond V. Dittamore For For Management 1.5 Elect Director Thomas W. Horton For For Management 1.6 Elect Director Irwin Mark Jacobs For For Management 1.7 Elect Director Paul E. Jacobs For For Management 1.8 Elect Director Robert E. Kahn For For Management 1.9 Elect Director Sherry Lansing For For Management 1.10 Elect Director Duane A. Nelles For For Management 1.11 Elect Director Francisco Ros For For Management 1.12 Elect Director Brent Scowcroft For For Management 1.13 Elect Director Marc I. Stern For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Amend Qualified Employee Stock Purchase For Against Management Plan 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years 7 Require a Majority Vote for the Against For Shareholder Election of Directors -------------------------------------------------------------------------------- REPUBLIC SERVICES, INC. Ticker: RSG Security ID: 760759100 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director James W. Crownover For For Management 2 Elect Director John W. Croghan For For Management 3 Elect Director William J. Flynn For For Management 4 Elect Director Michael Larson For For Management 5 Elect Director Nolan Lehmann For For Management 6 Elect Director W. Lee Nutter For For Management 7 Elect Director Ramon A. Rodriguez For For Management 8 Elect Director Donald W. Slager For For Management 9 Elect Director Allan C. Sorensen For For Management 10 Elect Director John M. Trani For For Management 11 Elect Director Michael W. Wickham For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency Three One Year Management Years 14 Amend Omnibus Stock Plan For Against Management 15 Ratify Auditors For For Management 16 Adopt a Policy in which the Company Against Against Shareholder will not Make or Promise to Make Any Death Benefit Payments to Senior Executives -------------------------------------------------------------------------------- THOMSON REUTERS CORPORATION Ticker: TRI Security ID: 884903105 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David Thomson For For Management 1.2 Elect Director W. Geoffrey Beattie For For Management 1.3 Elect Director Thomas H. Glocer For For Management 1.4 Elect Director Manvinder S. Banga For For Management 1.5 Elect Director Mary Cirillo For For Management 1.6 Elect Director Steven A. Denning For For Management 1.7 Elect Director Lawton W. Fitt For For Management 1.8 Elect Director Roger L. Martin For For Management 1.9 Elect Director Sir Deryck Maughan For For Management 1.10 Elect Director Ken Olisa For For Management 1.11 Elect Director Vance K. Opperman For For Management 1.12 Elect Director John M. Thompson For For Management 1.13 Elect Director Peter J. Thomson For For Management 1.14 Elect Director John A. Tory For For Management 2 Approve PricewaterhouseCoopers LLP as For For Management Auditors and Authorize Board to Fix Their Remuneration 3 Advisory Vote on Executive Compensation For For Management Approach -------------------------------------------------------------------------------- UNITED TECHNOLOGIES CORPORATION Ticker: UTX Security ID: 913017109 Meeting Date: APR 13, 2011 Meeting Type: Annual Record Date: FEB 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Louis R. Chenevert For For Management 2 Elect Director John V. Faraci For For Management 3 Elect Director Jean-Pierre Garnier For For Management 4 Elect Director Jamie S. Gorelick For For Management 5 Elect Director Edward A. Kangas For For Management 6 Elect Director Ellen J. Kullman For For Management 7 Elect Director Charles R. Lee For For Management 8 Elect Director Richard D. McCormick For For Management 9 Elect Director Harold McGraw III For For Management 10 Elect Director Richard B. Myers For For Management 11 Elect Director H. Patrick Swygert For For Management 12 Elect Director Andre Villeneuve For For Management 13 Elect Director Christine Todd Whitman For For Management 14 Ratify Auditors For For Management 15 Amend Omnibus Stock Plan For Against Management 16 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 17 Advisory Vote on Say on Pay Frequency None One Year Management 18 Stock Retention/Holding Period Against For Shareholder -------------------------------------------------------------------------------- ZIMMER HOLDINGS, INC. Ticker: ZMH Security ID: 98956P102 Meeting Date: MAY 02, 2011 Meeting Type: Annual Record Date: MAR 03, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Betsy J. Bernard For For Management 2 Elect Director Marc N. Casper For For Management 3 Elect Director David C. Dvorak For For Management 4 Elect Director Larry C. Glasscock For For Management 5 Elect Director Robert A. Hagemann For For Management 6 Elect Director Arthur J. Higgins For For Management 7 Elect Director John L. McGoldrick For For Management 8 Elect Director Cecil B. Pickett For For Management 9 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 10 Advisory Vote on Say on Pay Frequency One Year One Year Management 11 Ratify Auditors For For Management =========================== RS EMERGING MARKETS FUND =========================== ACC LTD Ticker: Security ID: Y0002C112 Meeting Date: SEP 22, 2010 Meeting Type: Other Meeting Record Date: AUG 06, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve, pursuant to the provisions of For For Management Sections 198, 269, 309, read with Schedule XIII and other applicable provisions, if any, of the Companies Act 1956, the appointment and remuneration of Mr. Kuldip Kaura as the Chief Executive Officer and Managing Dir -------------------------------------------------------------------------------- ACC LTD Ticker: Security ID: Y0002C112 Meeting Date: APR 13, 2011 Meeting Type: Annual General Meeting Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 To receive and adopt the Audited Profit For For Management and Loss Account for the financial year ended December 31, 2010, the Balance Sheet as at that date and the Report of the Directors and Auditors thereon 2 To declare a dividend For For Management 3 To appoint a Director in place of Mr. For For Management N. S. Sekhsaria who retires by rotation and is eligible for reappointment 4 To appoint a Director in place of Mr. For For Management D. K. Mehrotra who retires by rotation and is eligible for reappointment 5 To appoint a Director in place of Mr. For For Management R. A. Shah who retires by rotation and is eligible for reappointment 6 To appoint Messrs. S R Batliboi & For For Management Associates, Chartered Accountants, as Auditors of the Company on such remuneration as agreed upon by the Board of Directors and the Auditors, in addition to reimbursement of service tax and all out of pocket expenses incu 7 To appoint a Director in place of Mr. For For Management Aidan Lynam who was appointed as a Director of the Company with effect from April 22,2010 in the casual vacancy on the Board caused by the resignation of Mr Onne van der Weijde and who holds office up to the date of t 8 To appoint a Director in place of Mr. For For Management Sushil Kumar Roongta who was appointed by the Board of Directors as an Additional Director of the Company with effect from February 3, 2011 and who holds office up to the date of the forthcoming Annual General Meeting -------------------------------------------------------------------------------- ACC LTD Ticker: Security ID: Y0002C112 Meeting Date: JUN 01, 2011 Meeting Type: Court Meeting Record Date: MAY 27, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 For the purpose of considering, and, if For For Management thought fir, approving, with or without modification(s), the compromise or arrangement embodied in the Scheme of Amalgamation of Lucky Minmat Limited, National Limestone Company Private Limited and Encore Cement And -------------------------------------------------------------------------------- ADVANCED SEMICONDUCTOR ENGR INC Ticker: Security ID: Y00153109 Meeting Date: JUN 28, 2011 Meeting Type: Annual General Meeting Record Date: APR 29, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT IN CASES WHERE THE None Did not vote Management CLIENT INSTRUCTS US TO VOTE AGAINST ANY-PROPOSAL TO BE DISCUSSED AT A SHAREHOLDERS MEETING AND THE VOTING WITH-RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT, WE OR OUR DESIGNEE WILL FILL OUT-THE BALLOT IN RESPECT OF SUCH P A.1 The 2010 business operations None Did not vote Management A.2 The 2010 audited reports None Did not vote Management A.3 The status of endorsement, guarantee None Did not vote Management and monetary loans A.4 The status of buyback treasury stock None Did not vote Management B.1 The 2010 financial statements For For Management B.2 The 2010 profit distribution. proposed For For Management cash dividend: TWD0.65 per share B.3 The issuance of new shares from For For Management retained earnings. proposed stock dividend: 115 for 1,000 SHS held B.4 The authorization on directors to For For Management launch the issuance of new shares to participate the global depository receipt (GDR), the local rights issue or issuing local/overseas convertible bonds at appropriate time B.5 The revision to the articles of For For Management incorporation B.6 Other issues and extraordinary motions Against For Management -------------------------------------------------------------------------------- AFRICAN PETROLEUM CORPORATION LTD, PERTH WA Ticker: Security ID: Q0148X128 Meeting Date: MAY 27, 2011 Meeting Type: Annual General Meeting Record Date: MAY 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT VOTING EXCLUSIONS APPLY TO THIS MEETING None Did not vote Management FOR PROPOSALS 6, 7, 8 AND 9 AND VOTES-CAST BY ANY INDIVIDUAL OR RELATED PARTY WHO BENEFIT FROM THE PASSING OF THE-PROPOSAL/S WILL BE DISREGARDED BY THE COMPANY. HENCE, IF YOU HAVE OBTAINED-BENEFIT OR EXPECT TO OBTAI 1 Adoption of Remuneration Report For For Management 2 Re-election of Director - Frank Timis For For Management 3 Re-election of Director - Tony Sage For For Management 4 Re-election of Director - Alan Watling For For Management 5 Re-election of Director - Jeffrey Couch For For Management 6 Ratification of Prior Issue - Shares For For Management 7 Placement - Shares For For Management 8 Issue of Director Options - Mark For For Management Ashurst 9 Issue of Director Options and Shares - For For Management Karl Thompson 10 Amendment of Constitution For For Management -------------------------------------------------------------------------------- ALIBABA COM LTD Ticker: Security ID: G01717100 Meeting Date: DEC 10, 2010 Meeting Type: ExtraOrdinary General Meeting Record Date: DEC 09, 2010 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20101123/LTN2 0101123577.pdf CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTIONS "1 TO 4 ". THANK YOU. 1 To approve and adopt the proposed For Against Management amendments to the share option scheme of the Company and authorize the Board of Directors of the Company to take actions to give effect to the amendments 2 To approve and adopt the proposed For Against Management amendments to the restricted share unit scheme of the Company and authorize the Board of Directors of the Company to take actions to give effect to the amendments 3 To approve the refreshment of the limit For Against Management on the number of shares in respect of which options may be granted under the share option scheme of the Company or that may be the subject of restricted share units granted under the restricted share unit scheme of 4 To replace the existing mandate to the For Against Management Directors of the Company to allot, issue and deal with shares under the restricted share unit scheme of the Company up to an aggregate number of 156,000,000 shares of the Company -------------------------------------------------------------------------------- ALIBABA COM LTD Ticker: Security ID: G01717100 Meeting Date: MAY 14, 2011 Meeting Type: Annual General Meeting Record Date: MAY 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110407/LTN2 0110407538.pdf CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU. 1 To consider and adopt the audited For For Management financial statements together with the directors' report and the independent auditor's report for the year ended December 31, 2010 2 To re-elect Lu Zhaoxi, Jonathan as a For For Management director 3 To re-elect Wu Wei, Maggie as a For For Management director 4 To re-elect Shao Xiaofeng as a director For For Management 5 To re-elect Peng Yi Jie, Sabrina as a For For Management director 6 To re-elect Kwauk Teh Ming, Walter as a For For Management director 7 To re-elect Tsuei, Andrew Tian Yuan as For For Management a director 8 To authorize the board of directors to For For Management fix the directors' Remuneration 9 To re-appoint auditors and to authorize For For Management the board of directors to fix the auditors' remuneration 10 To give a general mandate to the For For Management directors to issue new shares of the Company 11 To give a repurchase mandate to the For For Management directors to repurchase shares of the Company 12 To extend the issue mandate granted to For For Management the directors to issue shares by the number of shares repurchased 13 To approve the scheme mandate to the For Against Management directors to allot, issue and deal with additional shares under the restricted share unit scheme CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- ALL-AMERICA LATINA LOGISTICA S A Ticker: Security ID: 01643R606 Meeting Date: SEP 09, 2010 Meeting Type: ExtraOrdinary General Meeting Record Date: SEP 07, 2010 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND None Did not vote Management 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU 1 Approve the listing the Company on the For For Management special stock market segment of the Bm and Fbovespa, called the Novo Mercado 2 Approve the result of the resolution For For Management stated in Item I above, regarding the conversion of all of the preferred shares issued by the company into common shares, at the ratio of one preferred share for one common share 3 Approve the reverse split of shares For For Management issued by the Company at the ratio of five shares for one new share, in such a way as to maintain the continuity of the trading prices of the securities of the Company 4 Approve to take cognizance, subject to For For Management the approval of the resolutions stated in the previous items, of the extinction of the units representative of shares issued by the Company 5 Approve the resolutions contained in For For Management the previous items, regarding the overall amendment of the Corporate Bylaws of the Company, in such a way as to adapt them to the regulations of the Bm and Fbovespa Novo Mercado and other adaptations required by the na -------------------------------------------------------------------------------- ALL-AMERICA LATINA LOGISTICA S A Ticker: Security ID: 01643R606 Meeting Date: SEP 09, 2010 Meeting Type: Special General Meeting Record Date: SEP 07, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve to decide, as a result of the For For Management Company listing on the special stock market segment of the BM and Fbovespa, which is called the Novo Mercado, regarding the conversion of the all the preferred shares issued by the Company into common shares, at the r -------------------------------------------------------------------------------- ALL-AMERICA LATINA LOGISTICA S A Ticker: Security ID: P01627242 Meeting Date: MAY 05, 2011 Meeting Type: ExtraOrdinary General Meeting Record Date: MAY 03, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THIS IS AN AMENDMENT None Did not vote Management TO MEETING ID 825123 DUE TO ADDITION OF-RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU. CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU HAVE ANY CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND None Did not vote Management 'AGAINST' IN THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE A-LLOWED. THANK YOU. 1 To ratify the amounts paid as aggregate Unknown Abstain Management remuneration attributed to the managers of the company for the 2010 fiscal year 2 To approve, in the form of article 32, For Against Management paragraph 5, of the corporate bylaws of the company, the internal rules of the board of directors of the company 3 To decide on the newspapers in which For For Management company notices will be published -------------------------------------------------------------------------------- ALL-AMERICA LATINA LOGISTICA S A Ticker: Security ID: P01627242 Meeting Date: MAY 05, 2011 Meeting Type: Annual General Meeting Record Date: MAY 03, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND None Did not vote Management 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU CMMT PLEASE NOTE THAT SHAREHOLDERS None Did not vote Management SUBMITTING A VOTE TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR AGAINST OF THE DEF 1 To take knowledge of the directors For For Management accounts, to examine, discuss and approve the company s consolidated financial statements for the fiscal year ending December 31, 2010 2 Proposal for the allocation of the net For For Management profits from the fiscal year, and the distribution of dividends 3 To elect the members of the board of For Against Management directors 4 To set the annual global remuneration For For Management of the administrators 5 To install and elect the members of the For For Management finance committee 6 To set the annual global remuneration For For Management of the finance committee CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO CHANGE IN MEETING DATE FROM 29 APR-TO 05 MAY 2011. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN T-HIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YO-U. -------------------------------------------------------------------------------- ALUMINUM CORP CHINA LTD Ticker: Security ID: Y0094N109 Meeting Date: APR 14, 2011 Meeting Type: ExtraOrdinary General Meeting Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110228/LTN2 0110228145.pdf 1.1 To consider and approve each of the For For Management following, by way of separate special resolutions, in relation to the plan for the A Share Issue by the Company: Type of shares and nominal value: the domestic listed RMB denominated ordinary shares (A Shares), with a n 1.2 To consider and approve each of the For For Management following, by way of separate special resolutions, in relation to the plan for the A Share Issue by the Company: Method of issue: Non-public issuance. The Company will, within 6 months from obtaining the approval of CSR 1.3 To consider and approve each of the For For Management following, by way of separate special resolutions, in relation to the plan for the A Share Issue by the Company: Target subscribers: securities investment fund management companies, securities companies, insurance insti CONT CONTD Details of Non-Public Issuance of None Did not vote Management Shares by Public Companies" through-bidding 1.4 To consider and approve each of the For For Management following, by way of separate special resolutions, in relation to the plan for the A Share Issue by the Company: Lock-up period: The A Shares subscribed by the target subscribers are not transferable for a period of 12 1.5 To consider and approve each of the For For Management following, by way of separate special resolutions, in relation to the plan for the A Share Issue by the Company: Subscription method: All target subscribers will subscribe for the A Shares in cash 1.6 To consider and approve each of the For For Management following, by way of separate special resolutions, in relation to the plan for the A Share Issue by the Company: Number of A Shares: Not more than one billion A Shares. The number of shares to be issued will be adjusted 1.7 To consider and approve each of the For For Management following, by way of separate special resolutions, in relation to the plan for the A Share Issue by the Company: Pricing base date and price of the issue: The pricing base date of the A Share Issue is the date of announ CONT CONTD preceding the pricing base date None Did not vote Management of the A Shares). The exact issue price-will be determined by the Board after obtaining the approval of the CSRC, in-accordance with the authority granted at the EGM and in compliance with the-"Implementation Details 1.8 To consider and approve each of the For For Management following, by way of separate special resolutions, in relation to the plan for the A Share Issue by the Company: Place of listing: After the expiration of the lock-up period, the A Shares issued pursuant to the A Share 1.9 To consider and approve each of the For For Management following, by way of separate special resolutions, in relation to the plan for the A Share Issue by the Company: The proceeds raised will not exceed RMB9 billion. After deduction of the relevant expenses, the net procee CONT CONTD the proceeds raised when they are None Did not vote Management available 1.10 To consider and approve each of the For For Management following, by way of separate special resolutions, in relation to the plan for the A Share Issue by the Company: Arrangements with regard to the undistributed cumulated profits: The new Shareholders after completion of 1.11 To consider and approve each of the For For Management following, by way of separate special resolutions, in relation to the plan for the A Share Issue by the Company: Period of validity of the authorization given by the resolutions: 12 months from the date of the resolutio 2 To consider and approve "Detailed Plan For For Management for the Non-Public Issuance of A Shares by the Company", a copy of which is set out in Appendix I of the Circular; and 3 To consider and approve the following For For Management authorizations to the Board in connection with the A Share Issue: That: the Board and the persons to be fully authorized by the Board be authorized to deal with specific matters relating to the Non-Public Issuance of CONT CONTD or accommodating changes in None Did not vote Management market conditions (except those matters-which are required to be approved afresh at a general meeting pursuant to the-relevant laws and regulations and the Articles), and to adjust the projects-for which proceeds are to b CONT CONTD application documents in relation None Did not vote Management to the A Share Issue application and-approval process and to handle relevant application and reporting procedures-relating to the A Share Issue; (5) to amend the Articles and handle the-relevant trade and industry a CONT CONTD relating to the listing on the None Did not vote Management Shanghai Stock Exchange of the A Shares-issued pursuant to the A Share Issue upon completion of the A Share Issue;-(8) to deal with, in its absolute discretion, all other matters relating to-the A Share Issue; and (9) 4 To consider and approve the compliance For For Management of the conditions for non- public issuance of A Shares by the Company 5 To consider and approve the "The Report For For Management of Use of Proceeds from the Last Fund Raising Exercise and Independent Assurance Report"; and 6 To consider and approve the For For Management "Feasibility Analysis Report on the Use of Proceeds to be Raised by the Non-Public Issuance of A Shares of the Company", a copy of which is set out in Appendix II to the Circular CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- ALUMINUM CORP CHINA LTD Ticker: Security ID: Y0094N109 Meeting Date: APR 14, 2011 Meeting Type: Class Meeting Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110228/LTN2 0110228143.pdf 1 Type of shares and nominal value: the For For Management domestic listed RMB denominated ordinary shares (A Shares), with a nominal value of RMB1.00 each 2 Method of issue: Non-public issuance. For For Management The Company will, within 6 months from obtaining the approval of CSRC, issue the A Shares to no more than ten specific target subscribers at the appropriate time 3 Target subscribers: securities For For Management investment fund management companies, securities companies, insurance institutional investors, trust investment companies, finance companies and Qualified Foreign Institutional Investors who are qualified legal persons, natu 4 Lock-up period: The A Shares subscribed For For Management by the target subscribers are not transferable for a period of 12 months from the date of completion of the A Share Issue 5 Subscription method: All target For For Management subscribers will subscribe for the A Shares in cash 6 Number of A Shares: Not more than one For For Management billion A Shares. The number of shares to be issued will be adjusted correspondingly according to the proportion of changes in the total share capital in case of ex-rights or ex-dividend such as distribution of divide 7 Pricing base date and price of the For For Management issue: The pricing base date of the A Share Issue is the date of announcement of the resolutions of the 10th meeting of the 4th session of the Board. The issue price per A Share will not be less than 90% of RMB9.29, i.e. CONT CONTD with the authority granted at the None Did not vote Management EGM and in compliance with the-"Implementation Details of Non-Public Issuance of Shares by Public-Companies", based on the bidding results and after consultation with the-leading underwriter. The issue price of the 8 Place of listing: After the expiration For For Management of the lock-up period, the A Share issued pursuant to the A Share Issue will be listed and traded on the Shanghai Stock Exchange 9 Use of proceeds: The proceeds raised For For Management will not exceed RMB9 billion. After deduction of the relevant expenses, the net proceeds will be used in Chalco Xing Xian alumina project, Chalco Zhongzhou Oredressing Bayer Process expansion construction project; and 10 Arrangements with regard to the For For Management undistributed cumulated profits: The new Shareholders after completion of the A Share Issue and the existing Shareholders will share the undistributed profits cumulated prior to the A Share Issue 11 Period of validity of the authorization For For Management given by the resolutions: 12 months from the date of the resolutions of the A Share Issue passed at the respective EGM, A Shareholders Class Meeting and H Shareholders Class Meeting -------------------------------------------------------------------------------- ALUMINUM CORP CHINA LTD Ticker: Security ID: Y0094N109 Meeting Date: MAY 31, 2011 Meeting Type: Annual General Meeting Record Date: APR 29, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110413/LTN2 0110413956.pdf 1 To consider and approve the Directors' For For Management Report for the year ended 31 December 2010 2 To consider and approve the Report of For For Management the Supervisory Committee for the year ended 31 December 2010 3 To consider and approve the independent For For Management auditor's report and the audited financial report of the Company for the year ended 31 December 2010 (including the financial report prepared in accordance with the International Financial Reporting Standards and th 4 To consider and approve the For For Management distribution of the 2010 final dividend for the year ended 31 December 2010 5 To consider the new appointment of Mr. For For Management Liu Caiming as an executive Director of the fourth session of the Board commencing from the date of passing this resolution and expiring upon conclusion of the Company's 2012 annual general meeting 6 To consider and approve the For For Management remuneration standard for Directors and supervisors of the Company for 2011 7 To consider and approve the renewal of Unknown Abstain Management one-year liability insurance for the Company's Directors, Supervisors and senior management (from 18 May 2011 to 17 May 2012) 8 To consider and approve the For For Management re-appointment of PricewaterhouseCoopers (Certified Public Accountants, Hong Kong) as the international auditors and PricewaterhouseCoopers Zhong Tian CPAs Company Limited as PRC auditors of the Company to hold office until con 9 To consider and approve the terms and For For Management the granting of the Counter Guarantee by the Company to Chinalco in respect of the Guarantee provided by Chinalco to Rio Tinto plc for the performance by the Company of its obligations under the Simandou Joint Develop 10 To consider and approve the terms and For For Management the entering into of the Proposed Agreement in respect of the acquisition of the 9.5% equity interests in CIT by the Company from CAD and to authorise any Directors or authorised representatives of the Board to execut 11 To consider and approve proposals (if For For Management any) put forward at such meeting by any shareholder(s) holding 3 per cent or more of the shares carrying the right to vote at such meeting 12 To consider and approve the general For For Management mandate to issue H Shares -------------------------------------------------------------------------------- AMERICA MOVIL, S.A.B. DE C.V. Ticker: AMX Security ID: 02364W105 Meeting Date: APR 27, 2011 Meeting Type: Special Record Date: APR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 01 APPOINTMENT OR, AS THE CASE MAY BE, For Against Management REELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS OF THE COMPANY THAT THE HOLDERS OF THE SERIES "L" SHARES ARE ENTITLED TO APPOINT. ADOPTION OF RESOLUTIONS THEREON. 02 APPOINTMENT OF DELEGATES TO EXECUTE, For For Management AND IF, APPLICABLE, FORMALIZE THE RESOLUTIONS ADOPTED BY THE MEETING. ADOPTION OF RESOLUTIONS THEREON. -------------------------------------------------------------------------------- ANGLOGOLD ASHANTI LIMITED Ticker: AU Security ID: 035128206 Meeting Date: OCT 26, 2010 Meeting Type: Special Record Date: SEP 28, 2010 # Proposal Mgt Rec Vote Cast Sponsor S1 SPECIFIC AUTHORITY AND APPROVAL TO THE For For Management DIRECTORS TO ISSUE UP TO A MAXIMUM OF 18,140,000 ORDINARY SHARES FOR THE PURPOSES OF THE CONVERSION RIGHTS ATTACHING TO THE US$ 789,086,750 6.00 PERCENT MANDATORY CONVERTIBLE SUBORDINATED BONDS ISSUED BY ANGLOGOLD AS -------------------------------------------------------------------------------- ANGLOGOLD ASHANTI LTD Ticker: Security ID: S04255196 Meeting Date: OCT 26, 2010 Meeting Type: ExtraOrdinary General Meeting Record Date: OCT 25, 2010 # Proposal Mgt Rec Vote Cast Sponsor S.1 Authorize the Directors to issue For For Management ordinary shares for the purposes of the conversion rights attaching to the USD 789,086,750 6.00% Mandatory Convertible Subordinated Bonds issued by AngloGold Ashanti Holdings Finance plc, a wholly-owned subsidiary of the C -------------------------------------------------------------------------------- ANGLOGOLD ASHANTI LTD Ticker: Security ID: S04255196 Meeting Date: MAY 11, 2011 Meeting Type: Ordinary General Meeting Record Date: MAY 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approval of the proposed amendments to For No Action Management the BEE transaction 2 Amendments to the companys Articles For No Action Management 3 Specific issue of E ordinary shares and For No Action Management ordinary shares to the Bokamoso Esop and Izingwe 4 Appointment of company secretary or For No Action Management director to do all such things necessary to effect the implementation of the proposed amendments -------------------------------------------------------------------------------- ANGLOGOLD ASHANTI LTD Ticker: Security ID: S04255196 Meeting Date: MAY 11, 2011 Meeting Type: Annual General Meeting Record Date: MAY 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Accept Financial Statements and For No Action Management Statutory Reports for the Year Ended 31 December 2010 2 Reappoint Ernst Young Inc as Auditors For No Action Management of the Company 3 Elect Tito Mboweni as Director and For No Action Management Chairman 4 Elect Ferdinand Ohene-Kena as Director For No Action Management 5 Elect Rhidwaan Gasant as Director For No Action Management 6 Re-elect Bill Nairn as Director For No Action Management 7 Re-elect Sipho Pityana as Director For No Action Management 8 Reappoint Wiseman Nkuhlu as Member of For No Action Management the Audit and Corporate Governance Committee 9 Reappoint Frank Arisman as Member of For No Action Management the Audit and Corporate Governance Committee 10 Appoint Rhidwaan Gasant as Member of For No Action Management the Audit and Corporate Governance Committee 11 Place Authorised but Unissued Shares For No Action Management under Control of Directors 12 Authorise Board to Issue Shares for For No Action Management Cash up to a Maximum of 5 Percent of Issued Share Capital 13 Amend Long Term Incentive Plan 2005 For No Action Management 14 Approve Remuneration Policy For No Action Management 15 Approve Increase in Non executive For No Action Management Directors Fees 16 Approve Increase in Non executive For No Action Management Directors Fees for Board Committee Meetings 17 Authorise Repurchase of Up to 5 Percent For No Action Management of Issued Share Capital -------------------------------------------------------------------------------- BANCO BRADESCO SA, OSASCO Ticker: Security ID: P1808G117 Meeting Date: MAR 10, 2011 Meeting Type: Annual General Meeting Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE CMMT PLEASE NOTE THAT THE PREFERRED None Did not vote Management SHAREHOLDERS CAN VOTE ON ITEM 3 ONLY. THANK-YOU. CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND None Did not vote Management 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU CMMT PLEASE NOTE THAT SHAREHOLDERS None Did not vote Management SUBMITTING A VOTE TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR AGAINST OF THE DEF 1 To take cognizance of the report from None Did not vote Management management, of the opinion of the-finance committee, of the report from the independent auditors and of the-summary of the report from the audit committee and to examine, discuss and-vote on the financial statements f 2 To resolve regarding a proposal from None Did not vote Management the board of directors for the-allocation of the net profit from the 2010 fiscal year and ratification of-the. distribution of interest on shareholders equity and dividends paid and-to be paid 3 To resolve regarding proposals from the For For Management parent companies for election of the members of the board of directors and of the finance committee 4 To set the global remuneration of the None Did not vote Management board of directors and the finance-committee -------------------------------------------------------------------------------- BANK OF CHINA LTD, BEIJING Ticker: Security ID: Y0698A107 Meeting Date: AUG 20, 2010 Meeting Type: ExtraOrdinary General Meeting Record Date: JUL 20, 2010 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20100702/LTN2 01007021317.pdf S.1.1 Approve the Bank has complied with the For For Management relevant qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the rights issue as specified in the circular issued by the Bank to the shareholders dated 02 JUL 2010 S.1.2 Approve the Bank has complied with the For For Management relevant qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the rights issue as specified in the circular issued by the Bank to the shareholders dated 02 JUL 2010 S.1.3 Approve the Bank has complied with the For For Management relevant qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the rights issue as specified in the circular issued by the Bank to the shareholders dated 02 JUL 2010 S.1.4 Approve the Bank has complied with the For For Management relevant qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the rights issue as specified in the circular issued by the Bank to the shareholders dated 02 JUL 2010 S.1.5 Approve the Bank has complied with the For For Management relevant qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the rights issue as specified in the circular issued by the Bank to the shareholders dated 02 JUL 2010 S.1.6 Approve the Bank has complied with the For For Management relevant qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the rights issue as specified in the circular issued by the Bank to the shareholders dated 02 JUL 2010 S.1.7 Approve the Bank has complied with the For For Management relevant qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the rights issue as specified in the circular issued by the Bank to the shareholders dated 02 JUL 2010 2 Approve all shareholders after the For For Management completion of the rights issue will be entitled to share the accumulated undistributed profits of the Bank prior to the rights issue in proportion to their shareholding, further details of which are set out in the Circul 3 Approve the proposal in relation to the For For Management feasibility analysis report the ''Feasibility Analysis Report'' on the use of proceeds raised from the rights issue was approved by the Board of Directors of the Bank the ''Board'' , further details of which are s 4 Approve, pursuant to the applicable For For Management laws and regulations of the PRC, a report has been prepared by the Board on the use of proceeds raised from the previous issuance of securities by the Bank ''Report on the use of proceeds raised from previous issuance' 5.1 Approve the re-election of Ms. Hong For For Management Zhihua as a Non-Executive Director 5.2 Approve the re-election of Ms. Huang For For Management Haibo as a Non-Executive Director 5.3 Approve the re-election of Mr. Cai For For Management Haoyi as a Non-Executive Director 5.4 Approve the election of Ms. Sun Zhijun For For Management as a Non-Executive Director 5.5 Approve the election of Ms. Liu Lina as For For Management a Non-Executive Director 5.6 Approve the election of Ms. Jiang For For Management Yansong as a Non-Executive Director 5.7 Approve the election of Mr. Chow Man For For Management Yiu, Paul as an Independent Non-Executive Director 6 Approve the proposal in relation to the For For Management remuneration plan for the Chairman, Executive Directors, Chairman of Board of Supervisors and Supervisors of 2009 by the Board ''remuneration plan for the Chairman, Executive Directors, Chairman of Board of Supervi -------------------------------------------------------------------------------- BANK OF CHINA LTD, BEIJING Ticker: Security ID: Y0698A107 Meeting Date: AUG 20, 2010 Meeting Type: Class Meeting Record Date: JUL 20, 2010 # Proposal Mgt Rec Vote Cast Sponsor S.1.1 Approve the Bank has complied with the For For Management relevant qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the Rights Issue (as defined in the circular issued by the Bank to the shareholders dated 02 JUL 2010 (t S.1.2 Approve the Bank has complied with the For For Management relevant qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the Rights Issue (as defined in the circular issued by the Bank to the shareholders dated 02 JUL 2010 (t S.1.3 Approve the Bank has complied with the For For Management relevant qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the Rights Issue (as defined in the circular issued by the Bank to the shareholders dated 02 JUL 2010 (t S.1.4 Approve the Bank has complied with the For For Management relevant qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the Rights Issue (as defined in the circular issued by the Bank to the shareholders dated 02 JUL 2010 (t S.1.5 Approve the Bank has complied with the For For Management relevant qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the Rights Issue (as defined in the circular issued by the Bank to the shareholders dated 02 JUL 2010 (t S.1.6 Approve the Bank has complied with the For For Management relevant qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the Rights Issue (as defined in the circular issued by the Bank to the shareholders dated 02 JUL 2010 (t S.1.7 Approve the Bank has complied with the For For Management relevant qualification requirements under the PRC laws and regulations in order to issue new shares pursuant to the Rights Issue (as defined in the circular issued by the Bank to the shareholders dated 02 JUL 2010 (t -------------------------------------------------------------------------------- BANK OF CHINA LTD, BEIJING Ticker: Security ID: Y0698A107 Meeting Date: JAN 28, 2011 Meeting Type: ExtraOrdinary General Meeting Record Date: DEC 28, 2010 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20101213/LTN2 0101213446.pdf 1 Noted that the proposal in relation to For For Management the election of independent non-executive director was approved by the board of directors of the Bank. Resolved that the election of Mr. Jackson P. Tai as independent non-executive director of the Bank be and is here 2 Noted that the proposal in relation to For For Management the issue of RMB- denominated bonds by the Bank in Hong Kong for an aggregate amount not more than RMB20 billion by the end of 2012 was approved by the board of directors of the Bank. Resolved that the issue of RMB-d -------------------------------------------------------------------------------- BANK OF CHINA LTD, BEIJING Ticker: Security ID: Y0698A107 Meeting Date: MAY 27, 2011 Meeting Type: Annual General Meeting Record Date: APR 26, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110411/LTN2 0110411801.pdf 1 To consider and approve the 2010 For For Management Working Report of the Board of Directors of the Bank 2 To consider and approve the 2010 For For Management Working Report of the Board of Supervisors of the Bank 3 To consider and approve the 2010 Annual For For Management Financial Statements of the Bank 4 To consider and approve the 2010 Profit For For Management Distribution Plan of the Bank 5 To consider and approve the 2011 Annual For For Management Budget of the Bank 6 To consider and approve the For For Management re-appointment of PricewaterhouseCoopers Zhong Tian CPAs Limited Company and PricewaterhouseCoopers Hong Kong as the Bank's external auditors for 2011 7.1 To consider and approve the election of For For Management Mr. Zhang Xiangdong as a Non-Executive Director of the Bank 7.2 To consider and approve the election of For For Management Mr. Zhang Qi as a Non- Executive Director of the Bank 8.1 To consider and approve the election of For For Management Mr. Mei Xingbao as an External Supervisor of the Bank 8.2 To consider and approve the election of For For Management Ms. Bao Guoming as an External Supervisor of the Bank 9 To consider and approve the proposal in For For Management relation to the delegation of authority for issue of ordinary financial bonds by shareholders' meeting to the Board of Directors CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- BANK RAKYAT INDONESIA (PERSERO) TBK, PT Ticker: Security ID: Y0697U112 Meeting Date: APR 28, 2011 Meeting Type: Annual General Meeting Record Date: APR 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approval of the annual report including For For Management board of commissioners' report and ratification of financial report for book year 2010 2 Approval of the financial consolidated For For Management partnership and environment development program report 3 Approval on utilization of company's For For Management net profit for book year 2010 4 Determination on salary honorarium, For For Management tantiem for the board of directors and the board of commissioners 5 Authorization to the board of directors For For Management to appoint an independent public accountant to audit company's books and financial consolidated partnership and environment development program report for book year 2011 6 Approval to purchase Bringin Remittance For Against Management Co Ltd from PT AJ Bringin jiwa Sejahtera which is related to affiliated transaction refer to Bapepam Regulation no IX E1 point 2.B and were not a material transaction 7 Change in the board of directors' and For Against Management commissioners' structure -------------------------------------------------------------------------------- BANK VTB Ticker: Security ID: 46630Q202 Meeting Date: JUN 03, 2011 Meeting Type: Annual General Meeting Record Date: APR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approval of JSC VTB Bank Annual Report For For Management 2 Approval of JSC VTB Bank Financial For For Management Statements including Profit and Loss Statement (JSC VTB Bank Profit and Loss Account) 3 Approval of JSC VTB Bank profit For For Management allocation for the year 2010 4 Amount, time and form of the 2010 For For Management dividend payment 5 Remuneration payment to JSC VTB Bank For For Management Supervisory Council members who are not state employees in compliance with JSC VTB Bank by-laws 6 Approval of the number of JSC VTB Bank For For Management Supervisory Council members CMMT PLEASE NOTE THAT CUMULATIVE VOTING None Did not vote Management APPLIES TO THIS RESOLUTION REGARDING THE-ELECTION OF SUPERVISORY COUNCIL MEMBERS. STANDING INSTRUCTIONS HAVE BEEN-REMOVED FOR THIS MEETING. PLEASE NOTE THAT ONLY A VOTE "FOR" THE SUPERVISORY-COUNCIL MEMBERS WILL BE CUMUL 7.1 Election of JSC VTB Bank Supervisory For Against Management Council member: David Bonderman 7.2 Election of JSC VTB Bank Supervisory For For Management Council member: Matthias Warnig (as an independent member) 7.3 Election of JSC VTB Bank Supervisory For For Management Council member: Grigory Yu. Glazkov (as an independent member) 7.4 Election of JSC VTB Bank Supervisory For Against Management Council member: Sergey K. Dubinin 7.5 Election of JSC VTB Bank Supervisory For Against Management Council member: Andrey L. Kostin 7.6 Election of JSC VTB Bank Supervisory For For Management Council member: Nikolay M. Kropachev (as an independent member) 7.7 Election of JSC VTB Bank Supervisory For Against Management Council member: Ivan V. Oskolkov 7.8 Election of JSC VTB Bank Supervisory For Against Management Council member: Alexey L. Savatyugin 7.9 Election of JSC VTB Bank Supervisory For Against Management Council member: Pavel M. Teplukhin 7.10 Election of JSC VTB Bank Supervisory For Against Management Council member: Alexey V. Ulyukaev 7.11 Election of JSC VTB Bank Supervisory For Against Management Council member: Mukhadin A. Eskindarov 8 Approval of the number of JSC VTB Bank For For Management Statutory Audit Commission members 9 To elect as members of JSC VTB Bank For For Management Statutory Audit Commission: Tatyana Al. Bogomolova, Marina Al. Kostina, Vladimir V. Lukov, Zakhar B. Sabantsev, Natalya An. Satina and Dmitry V. Skripichnikov 10 To approve CJSC "Ernst & Young For For Management Vneshaudit" as JSC VTB Bank Auditor to exercise a mandatory audit of JSC VTB Bank for the year 2011 11 Approval of new edition of JSC VTB Bank Unknown Abstain Management Charter 12 Approval of the new edition of the For For Management Regulation on JSC VTB Bank Supervisory Council 13 JSC VTB Bank membership in the Russian For For Management Union of Industrialists and Entrepreneurs 14 Approval of interested party For For Management transactions to be entered into by JSC VTB Bank during its standard commercial business -------------------------------------------------------------------------------- BM&FBOVESPA S A - BOLSA DE VALORES MERCADORIAS E F Ticker: Security ID: P73232103 Meeting Date: APR 18, 2011 Meeting Type: Annual General Meeting Record Date: APR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE CMMT PLEASE NOTE THAT SHAREHOLDERS None Did not vote Management SUBMITTING A VOTE TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR AGAINST OF THE DEF CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND None Did not vote Management 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU 1 To examine, discuss and vote the For For Management financial statements relating to fiscal year ending December 31, 2010 2 Destination of the year end results of For For Management 2010 3 To elect the members of the board of For For Management directors 4 To set the remuneration for the members For For Management of the board of directors, the executive committee from the 2011 fiscal year -------------------------------------------------------------------------------- BM&FBOVESPA S A - BOLSA DE VALORES MERCADORIAS E F Ticker: Security ID: P73232103 Meeting Date: APR 28, 2011 Meeting Type: ExtraOrdinary General Meeting Record Date: APR 26, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE A To adapt the corporate bylaws of BM and For For Management Fbovespa to the changes in the Novo Mercado listing regulations, from here onwards the Novo Mercado regulations, approved at a restricted hearing by the companies listed in this special segment, the consolidated ver 1.A.1 To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to: inclusion of sole paragraph in article 1 of the bylaws, in such a way as to provide 1.A.2 To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to: inclusion of a sole paragraph in article 20 of the bylaws, in such a way as to prov 1.A.3 To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to: inclusion of a new line, line V, in article 29 of the bylaws, and inclusion of a re CONT CONTD any public tender offer for the None Did not vote Management acquisition of shares that has as its-object the acquisition of shares of the company 1.A.4 To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to: amendment of article 61 of the bylaws, new numbering, to provide for an obligation 1.A.5 To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to: amendment of article 63, new numbering, in such a way as to adapt its wording and d CONT CONTD the securities of the resulting None Did not vote Management company are not admitted for trading in-this segment, the controlling shareholder must make a public tender offer for-the acquisition of shares if such admission for trading on the Novo Mercado-does not occur within a 1.A.6 To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to: inclusion of paragraphs 1 and 2 in article 64, new numbering, to govern the respons 1.A.7 To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to: new wording of article 65, main part and paragraphs 1 and 4, to adapt and consolida CONT CONTD company in the event of the None Did not vote Management company delisting from the Nov Mercado-because of the breach of obligations contained in the respective regulations 1.A.8 To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to: Amendment of articles 29, line Q, 59, 60, 61, 62, main part and paragraph 2, 63, pa 1.B To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to adapt the wording of article 5 of the bylaws, to expressly provide that all the shar 1.C To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to amendment of article 16, line g, of the bylaws, to remove the definition of Novo Mer 1.D To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to inclusion of the term group of shareholders in paragraph 2 of article 18 since said 1.E To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to replacement of the reference to Bovespa by BM and Fbovesp in the following provision 1.F To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to in article 29, line g, inclusion of a reference to the new line e of article 38, in 1.G To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to inclusion, in the main part of article 34, of a reference to the new sole paragraph 1.H To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to inclusion of a new line, line e, in article 38 so as to clarify that contracting for 1.I To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to amendment of article 45 and inclusion of a new article, article 51, in the corporate 1.J To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to amendment of article 47, line a, in such a way as to eliminate the requirement of ra 1.K To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to amendments at articles 69, main part, and 70, paragraphs 4 and 6, new numbering, to 1.L To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to amendment of article 70 of the corporate bylaws, new numbering, to establish that, i 1.M To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to exclusion of line b, new numbering, from article 74, article 73 in the new numbering 1.N To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to inclusion of a sole paragraph in article 73, new numbering, to provide that the term 1.O To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to correction of cross references that are contained in articles 7, main part and parag 1.P To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to adjust the numbering of the following provisions, line f of article 38, and articles 2 To proceed to the consolidation of the For For Management corporate bylaws, in accordance with the amendments proposed in item 1 of the agenda 3 To approve the amendment of the BM and For For Management Fbovesp stock option plan approved by the extraordinary general meeting of may 8, 2008, in accordance with a proposal from management CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO CHANGE IN MEETING DATE FROM 18 APR-TO 28 APR 2011. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN T-HIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YO-U. -------------------------------------------------------------------------------- BRADESPAR SA, SAO PAULO Ticker: Security ID: P1808W104 Meeting Date: APR 28, 2011 Meeting Type: Annual General Meeting Record Date: APR 26, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE CMMT PLEASE NOTE THAT SHAREHOLDERS None Did not vote Management SUBMITTING A VOTE TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR AGAINST OF THE DEF CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND None Did not vote Management 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU CMMT PLEASE NOTE THAT THE PREFERRED None Did not vote Management SHAREHOLDERS CAN VOTE ON ITEM 3 ONLY. THANK-YOU. 1 To examine, discuss and vote upon the None Did not vote Management board of directors annual report, the-financial statements and independent auditors report relating to fiscal year-ending December 31, 2010 2 To decide on the allocation of the net None Did not vote Management profits from the fiscal year, and to-ratify the distribution of the interest on own capital and dividends 3.A To vote regarding the proposal from the For For Management controlling companies for the election of the members of the Board of Directors 3.B To vote regarding the proposal from the For For Management controlling companies for the election of the members of the finance committee 4 To set the total payment for the None Did not vote Management members of the board of directors and the-total payment for the members of the finance committee -------------------------------------------------------------------------------- BYD COMPANY LTD, SHENZHEN Ticker: Security ID: Y1023R104 Meeting Date: AUG 30, 2010 Meeting Type: Class Meeting Record Date: JUL 30, 2010 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20100714/LTN2 0100714013.pdf CMMT PLEASE NOTE THAT THE SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTIONS '1 AND 2'. THANK YOU. S.1 Approve the resolution regarding the For For Management 12-month extension of the period of validity of the resolution in respect of the Company's initial public offering and listing of A Shares S.2 Approve the resolution regarding the For For Management 12-month extension of the period of validity of the resolution in respect of the grant of authority to the Board of Directors to deal with the matters for the initial public offering and listing of A Shares -------------------------------------------------------------------------------- BYD COMPANY LTD, SHENZHEN Ticker: Security ID: Y1023R104 Meeting Date: AUG 30, 2010 Meeting Type: ExtraOrdinary General Meeting Record Date: JUL 30, 2010 # Proposal Mgt Rec Vote Cast Sponsor S.1 Approve the resolution regarding the For For Management 12-month extension of the period of validity of the resolution in respect of the Company's initial public offering and listing of A Shares S.2 Approve the resolution regarding the For For Management 12-month extension of the period of validity of the resolution in respect of the grant of authority to the Board of Directors to deal with the matters for the initial public offering and listing of A Shares -------------------------------------------------------------------------------- CAIRN ENERGY PLC Ticker: Security ID: G17528251 Meeting Date: OCT 07, 2010 Meeting Type: Ordinary General Meeting Record Date: OCT 05, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve the proposed sale by Cairn UK For For Management Holdings of such number of shares as represents a maximum of 51% of the fully diluted share capital of Cairn India Ltd -------------------------------------------------------------------------------- CEMEX, S.A.B. DE C.V. Ticker: CX Security ID: 151290889 Meeting Date: FEB 24, 2011 Meeting Type: Special Record Date: JAN 24, 2011 # Proposal Mgt Rec Vote Cast Sponsor E1 PROPOSAL TO AMEND ARTICLE 8 OF THE BY For For Management LAWS, IN ACCORDANCE WITH THE PROVISIONS SET FORTH IN ARTICLES 13, NUMERAL V, AND 48 OF THE MEXICAN SECURITIES MARKET LAW (LEY DEL MERCADO DE VALORES). E2 PROPOSAL TO INCREASE THE CAPITAL STOCK For For Management OF THE COMPANY IN ITS VARIABLE PORTION, AND TO ISSUE NOTES CONVERTIBLE INTO SHARES. E3 APPOINTMENT OF DELEGATES TO FORMALIZE For For Management THE RESOLUTIONS ADOPTED AT THE MEETING. O1 PRESENTATION OF THE REPORT BY THE CHIEF For For Management EXECUTIVE OFFICER, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT. O2 RESOLUTION ON ALLOCATION OF PROFITS. For For Management O3 PROPOSAL TO INCREASE THE CAPITAL STOCK For Against Management OF THE COMPANY IN ITS VARIABLE PORTION THROUGH: (A) CAPITALIZATION OF RETAINED EARNINGS; AND (B) ISSUANCE OF TREASURY SHARES IN ORDER TO PRESERVE THE RIGHTS OF NOTE HOLDERS PURSUANT TO THE COMPANY'S ISSUANCE OF CONVE O4 APPROVAL OF A PROPOSAL TO EXTEND UNTIL For Against Management DECEMBER 2013 THE CURRENT OPTIONAL STOCK PURCHASE PROGRAM FOR THE COMPANY'S EMPLOYEES, OFFICERS, AND MEMBERS OF THE BOARD OF DIRECTORS. O5 APPOINTMENT OF DIRECTORS, MEMBERS AND For Against Management PRESIDENT OF THE AUDIT, CORPORATE PRACTICES AND FINANCE COMMITTEES. O6 COMPENSATION OF THE MEMBERS OF THE For For Management BOARD OF DIRECTORS AND OF THE AUDIT, CORPORATE PRACTICES AND FINANCE COMMITTEE. O7 APPOINTMENT OF DELEGATES TO FORMALIZE For For Management THE RESOLUTIONS ADOPTED AT THE MEETING. -------------------------------------------------------------------------------- CEMEX, S.A.B. DE C.V. Ticker: CX Security ID: 151290889 Meeting Date: MAR 25, 2011 Meeting Type: Special Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 01 TO AMEND CLAUSE FIRST OF THE INDENTURE For For Management GOVERNING NON-REDEEMABLE ORDINARY PARTICIPATION CERTIFICATES NAMED "CEMEX.CPO" AND TO INCREASE NUMBER OF "CEMEX.CPO"S TO BE SUBSCRIBED AT A LATER DATE AS A RESULT OF CONVERSION OF NOTES ISSUED BY CEMEX, S.A.B. DE C.V 02 APPOINTMENT OF SPECIAL DELEGATES. For For Management 03 READING AND APPROVAL OF THE MINUTES OF For For Management THE MEETING. -------------------------------------------------------------------------------- CHARIOT OIL & GAS LIMITED, ST. PETER PORT Ticker: Security ID: G210A5105 Meeting Date: JUL 29, 2010 Meeting Type: Annual General Meeting Record Date: JUL 27, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Receive the statement of accounts for For For Management the YE 28 FEB 2010 together with the reports of the Directors of the Company and the Auditors thereon 2 Re-appoint BDO LLP as the Auditors to For For Management the Company to act as such until the conclusion of the next general meeting of the Company at which the requirements of Section 257 of the Companies Guernsey Law 2008 are complied with and authorize the Director to 3 Re-appoint James Burgess as a Director For For Management of the Company 4 Re-appoint Heindrich Steven Ndume as a For For Management Director of the Company S.5 Amend the Article 91 of the Company's For For Management Articles of Incorporation, by deleting GBP 200,000 in the second line and replacing it with GBP 300,000 -------------------------------------------------------------------------------- CHARIOT OIL & GAS LIMITED, ST. PETER PORT Ticker: Security ID: G210A5105 Meeting Date: APR 01, 2011 Meeting Type: Ordinary General Meeting Record Date: MAR 30, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 To authorise the directors to allot For For Management relevant securities (as defined in Article 3.5(b) of the Articles) up to an aggregate nominal amount of GBP 359,583 2 To authorise the directors to disapply For For Management the pre-emption rights in relation to the allotment of the Placing Shares -------------------------------------------------------------------------------- CHEIL INDUSTRIES INC, KUMI Ticker: Security ID: Y1296J102 Meeting Date: MAR 18, 2011 Meeting Type: Annual General Meeting Record Date: DEC 31, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approval of financial statements For For Management 2 Approval of remuneration for Director For For Management -------------------------------------------------------------------------------- CHINA CONSTRUCTION BANK CORPORATION, BEIJING Ticker: Security ID: Y1397N101 Meeting Date: SEP 15, 2010 Meeting Type: ExtraOrdinary General Meeting Record Date: AUG 13, 2010 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20100730/LTN2 0100730598.pdf 1 Election of Mr. Zhang Furong as the For For Management shareholder representative Supervisor of the Bank -------------------------------------------------------------------------------- CHINA CONSTRUCTION BANK CORPORATION, BEIJING Ticker: Security ID: Y1397N101 Meeting Date: JUN 09, 2011 Meeting Type: Annual General Meeting Record Date: MAY 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THIS IS AN AMENDMENT None Did not vote Management TO MEETING ID 806186 DUE TO ADDITION OF-RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU. CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110425/LTN2 0110425075.pdf, h- ttp://www.hkexnews.hk/listedco/listcone ws/sehk/20110520/LTN20 110520587.pdf 1 To consider and approve the 2010 report For For Management of board of directors 2 To consider and approve the 2010 report For For Management of board of supervisors 3 To consider and approve the 2010 final For For Management financial accounts 4 To consider and approve 2011 fixed For For Management assets investment budget 5 To consider and approve the 2010 profit For For Management distribution plan 6 To consider and approve the appointment For For Management of Auditors for 2011 7 To consider and approve the appointment For For Management of Mr. Dong Shi as Non-executive Director 8 To consider and approve the purchase of For For Management head office business processing centre 9 To consider and approve the 2010 final For For Management emoluments distribution plan for directors and supervisors -------------------------------------------------------------------------------- CHINA LIFE INSURANCE CO LTD Ticker: Security ID: Y1477R105 Meeting Date: JUN 24, 2011 Meeting Type: Annual General Meeting Record Date: APR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THIS IS AN AMENDMENT None Did not vote Management TO MEETING ID 793180 DUE TO RECEIPT OF D-IRECTORS' NAMES. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDE-D AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU. CMMT PLEASE NOTE THAT IN CASES WHERE THE None Did not vote Management CLIENT INSTRUCTS US TO VOTE AGAINST ANY PR-OPOSAL TO BE DISCUSSED AT A SHAREHOLDERS MEETING AND THE VOTING WITH RESPECT T-O SUCH PROPOSAL IS DONE BY BALLOT, WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT-IN RESPECT OF SUCH A.1 The 2010 business operations and None Did not vote Management financial statements A.2 The 2010 audited reports None Did not vote Management A.3 The revision to the procedures of None Did not vote Management public and social welfare A.4 The establishment of the code of None Did not vote Management business integrity B.1 The 2010 financial statements For For Management B.2 The 2010 profit distribution. Proposed For For Management cash dividend: TWD0.7 per share B.3 The proposal of joint-venture For For Management investment in Pacific Antai Life Insurance Co. Ltd with China Construction Bank and assistance of its operation and development B.4 The issuance of new shares from For For Management retained earnings. Proposed stock dividend: 95 for 1,000 shs held B.5 The proposal of capital injection For For Management B.6 The revision to the procedures of asset For For Management acquisition or disposal B.7 The revision to the articles of For For Management incorporation B.811 The election of a director: Name: Tai For For Management Li Investment Co., Ltd. / Register No.: 16621526 B.812 The election of a director: Name: For For Management Videoland Inc. / Register No.: 20913187 B.813 The election of a director: Name: Lan For For Management Wan Investment Corporation / Register No.: 53321348 B.821 The election of an Independent For For Management director: Name: Louis T. Kung / ID No.: A103026829 B.822 The election of an Independent For For Management director: Name: Wei-Ta Pan / ID No.: A104289697 B.823 The election of an Independent For For Management director: Name: Li-Ling Wang / ID No.: M220268234 B.9 The proposal to release the prohibition For For Management on directors from participation in competitive business B.10 Extraordinary motions Against For Management -------------------------------------------------------------------------------- CHINA MOBILE LTD Ticker: Security ID: Y14965100 Meeting Date: MAY 19, 2011 Meeting Type: Annual General Meeting Record Date: MAY 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE IN THE HONG KONG MARKET None Did not vote Management THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE. CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110408/LTN2 0110408043.pdf 1 To receive and consider the audited For No Action Management financial statements and the Reports of the Directors and Auditors for the year ended 31 December 2010 2 To declare a final dividend for the For No Action Management year ended 31 December 2010 3.i To re-elect Xue Taohai as a Director For No Action Management 3.ii To re-elect Huang Wenlin as a Director For No Action Management 3.iii To re-elect Xu Long as a Director; and For No Action Management 3.iv To re-elect Lo Ka Shui as a Director For No Action Management 4 To re-appoint Messrs. KPMG as auditors For No Action Management and to authorise the Directors to fix their remuneration 5 To give a general mandate to the For No Action Management Directors to repurchase shares in the Company not exceeding 10% of the aggregate nominal amount of the existing issued share capital 6 To give a general mandate to the For No Action Management Directors to issue, allot and deal with additional shares in the Company not exceeding 20% of the aggregate nominal amount of the existing issued share capital 7 To extend the general mandate granted For No Action Management to the Directors to issue, allot and deal with shares by the number of shares repurchased -------------------------------------------------------------------------------- CHINA MOLYBDENUM CO LTD Ticker: Security ID: Y1503Z105 Meeting Date: OCT 31, 2010 Meeting Type: ExtraOrdinary General Meeting Record Date: SEP 30, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.A Approve and ratify the acquisition of For For Management 100% equity interest of [Luoyang Construction Investment and Mining Co., Ltd.] and [Luanchuan Huqi Mining Company Limited] by the Company on 22 APR 2010 and 05 MAY 2010, respectively, pursuant to an arbitration award 1.B Authorize any 1 Director of the Company For For Management to do all such acts and things, to sign and execute all such further documents for and on behalf of the Company by hand, or in case of execution of documents under seal, to do so jointly with any of a second Directo -------------------------------------------------------------------------------- CHINA MOLYBDENUM CO LTD Ticker: Security ID: Y1503Z105 Meeting Date: OCT 31, 2010 Meeting Type: ExtraOrdinary General Meeting Record Date: SEP 30, 2010 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU. CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20100913/LTN2 0100913301.pdf S.1 Approve the issue of Debt Financing For For Management Instruments -------------------------------------------------------------------------------- CHINA NATL BLDG MATL CO LTD Ticker: Security ID: Y15045100 Meeting Date: DEC 30, 2010 Meeting Type: ExtraOrdinary General Meeting Record Date: NOV 29, 2010 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTIONS "1 AND 2". THANK YOU. CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20101114/LTN2 0101114025.pdf 1 To consider and approve Baker Tilly For No Action Management Hong Kong Limited to be appointed as the International Auditor of the Company to fill in the casual vacancy following the resignation of UHY Vocation HK CPA Limited and to hold office of International Auditor until the 2 To consider and approve the amendments For No Action Management to the Articles of Association of the Company to reflect the changes made to the business scope of the Company in the renewed "Qualification Certificate of Overseas Project Contracting of the People's Republic of Chi -------------------------------------------------------------------------------- CHINA RY CONSTR CORP Ticker: Security ID: Y1508P110 Meeting Date: DEC 28, 2010 Meeting Type: ExtraOrdinary General Meeting Record Date: NOV 26, 2010 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20101110/LTN2 0101110430.pdf 1 To consider and approve the appointment For For Management of Mr. MENG Fengchao as an executive director of the Company (Please refer to the circular of the Company dated 11 November 2010 for details) 2 To consider and approve the proposal For For Management for distribution of 2010 interim dividend (Please refer to the circular of the Company dated 11 November 2010 for details) 3 To consider and approve the changes of For For Management the use of the H share proceeds (Please refer to the circular of the Company dated 11 November 2010 for details) -------------------------------------------------------------------------------- CHINA RY CONSTR CORP Ticker: Security ID: Y1508P110 Meeting Date: MAY 31, 2011 Meeting Type: Annual General Meeting Record Date: APR 29, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THIS IS AN AMENDMENT None Did not vote Management TO MEETING ID 824070 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU. CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110414/LTN2 0110414455.pdf a-nd http://www.hkexnews.hk/listedco/listcon ews/sehk/20110513/LTN2 0110513336.pdf 1 To consider and approve the report of For For Management the board of directors of the Company for the year ended 31 December 2010. (Please refer to the "Report of Directors" in the 2010 annual report of the Company.) 2 To consider and approve the report of For For Management the supervisory committee of the Company for the year ended 31 December 2010. (Please refer to the "Report of Supervisory Committee" in the 2010 annual report of the Company.) 3 To consider and approve the audited For For Management financial statements of the Company for the year ended 31 December 2010. (Please refer to the "Independent Auditors' Report" in the 2010 annual report of the Company.) 4 To consider and approve the profits For For Management distribution plan of the Company for the year ended 31 December 2010 (Please refer to the circular of the Company dated 15 April 2011 for details.) 5 To consider and approve the annual For For Management report of the Company for the year ended 31 December 2011 and its summary 6 To consider and approve the appointment For For Management of external auditor for the year 2011 and the payment of the auditing expenses for the year 2010. (Please refer to the "Corporate Governance Report" - "Auditors' remuneration" in the 2010 annual report of the Compan 7 To consider and approve directors' For For Management remuneration packages for 2010. (Please refer to Note 10 to the "Financial Statements" in the 2010 annual report of the Company for details.) 8 To consider and approve the For For Management determination of the cap for internal guarantees by the Company in 2011.(Please refer to the circular of the Company dated 15 April 2011 for details.) 9.I To consider and approve: the For For Management re-election of Mr. Meng Fengchao as an executive director of the second session of the Board of the Company 9.II To consider and approve: The For For Management appointment of Mr. Peng Shugui as an executive director of the second session of the Board of the Company 9.III To consider and approve: The For For Management re-election of Mr. Zhao Guangfa as an executive director of the second session of the Board of the Company 9.IV To consider and approve: The For For Management appointment of Mr. Hu Zhenyi as an executive director of the second session of the Board of the Company 9.V To consider and approve: The For For Management re-election of Mr. Zhu Mingxian as a non-executive director of the second session of the Board of the Company 9.VI To consider and approve: The For For Management re-election of Mr. Li Kecheng as an independent nonexecutive director of the second session of the Board of the Company 9.VII To consider and approve: The For For Management re-election of Mr. Zhao Guangjie as an independent nonexecutive director of the second session of the Board of the Company 9VIII To consider and approve: The For For Management re-election of Mr. Wu Taishi as an independent nonexecutive director of the second session of the Board of the Company 9.IX To consider and approve: The For For Management re-election of Mr. Ngai Wai Fung as an independent nonexecutive director of the second session of the Board of the Company 9.X To consider and approve: The For For Management appointment Mr. Qi Xiaofei as a shareholder representative supervisor of the second session of the supervisory committee of the Company 9.XI To consider and approve: The For For Management re-election of Mr. Huang Shaojun as a shareholder representative supervisor of the second session of the supervisory committee of the Company S.1 That (a) subject to the conditions of For For Management the PRC bond market, the Company be authorized to issue Medium-term Notes on the following major terms: (i) Place and size of the issue: The Company shall issue the Medium-term Notes with the balance of an aggregate p S.2 That (a) subject to the conditions of For For Management the PRC bond market, the Company be authorized to issue Short-term Financing Bonds on the following major terms: (i) Place and size of the issue: The Company shall issue the Short-term Financing Bonds with the balance S.3 To consider and approve the amendments For For Management to the Articles of Association of China Railway Construction Corporation Limited (the "Articles of Association") in respect of Article 205, Article 248 and Article 249, and to authorize the secretary to the board of S.4 That (a) Subject to paragraphs (i), For For Management (ii) and (iii) below, the board of directors be and is hereby granted, during the Relevant Period (as hereafter defined), an unconditional general mandate to allot, issue and/or deal with additional H Shares, and to mak -------------------------------------------------------------------------------- CHINA SHENHUA ENERGY CO LTD Ticker: Security ID: Y1504C113 Meeting Date: FEB 25, 2011 Meeting Type: ExtraOrdinary General Meeting Record Date: JAN 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20101229/LTN2 0101229149.pdf CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU 1 To consider and, if thought fit, to For For Management approve the following agreements and the transactions contemplated thereunder: (1) the equity transfer agreement dated 20 December 2010 entered into between the Company and Shenhua Group Corporation Limited, pursuant to CONT CONTD (3) the equity transfer agreement None Did not vote Management dated 20 December 2010 entered into-between the Company, Shenhua International Trading Co Ltd and Shenhua-Baorixile Energy Co Ltd, pursuant to which the Company agreed to purchase-39.10% and 21.00% equity interest o CONT CONTD from Guohua Energy Investment Co None Did not vote Management Ltd and Beijing Jihua Industry Coal Co-Ltd respectively, and the transactions contemplated thereunder; (5) the-equity transfer agreement dated 20 December 2010 entered into between the-Company, Shenhua Group Corporat CONT CONTD pursuant to which the Company None Did not vote Management agreed to purchase 98.71% and 1.29%-equity interest of Shenhua Material Trading Co Ltd from Shenhua Group-Corporation Limited and Shenhua International Trading Co Ltd respectively,-and the transactions contemplated ther CONT CONTD pursuant to which the Company None Did not vote Management agreed to purchase 80.00% equity interest-of Shenhua Hollysys Information Technology Co Ltd from Shenhua Group-Corporation Limited, and the transactions contemplated thereunder; (9) the-equity transfer agreement dated 2 CONT CONTD (details of which are disclosed None Did not vote Management in the announcement of the Company-dated 20 December 2010) from Shenhua Group Baotou Mining Co Ltd, and the-transactions contemplated thereunder; (11) the financial services agreement-dated 20 December 2010 entered in CONT CONTD (a) the following annual caps on None Did not vote Management amount of guarantee provided by-Shenhua Finance Co Ltd to or for the benefit of Shenhua Group Corporation-Limited and its subsidiaries and associates (other than the Company and its-subsidiaries): (i) RMB2,500,000,00 CONT CONTD (c) the following caps on maximum None Did not vote Management daily balance (including interests-accrued thereon) of deposits placed by Shenhua Group Corporation Limited and-its subsidiaries and associates (other than the Company and its subsidiaries)-with Shenhua Finance Co L CONT CONTD (i) RMB24,000,000,000 for the None Did not vote Management year ending 31 December 2011; (ii)-RMB28,000,000,000 for the year ending 31 December 2012;-(iii)RMB28,000,000,000 for the year ending 31 December 2013; (e) the-following caps on maximum balance of entrustment loan (incl CONT CONTD (f) the following caps on amount None Did not vote Management of interest payable by the Company and-its subsidiaries to Shenhua Group Corporation Limited and its subsidiaries in-respect of entrustment loans advanced by Shenhua Group Corporation Limited-and its subsidiaries to CONT CONTD is hereby approved and authorized None Did not vote Management to take required actions in-connection with the above transactions, including but not limited to execute,-supplement, amend and implement documents in relation to the above-transactions, carry out procedures for the 2 To consider and, if thought fit, to For For Management approve the amendments to the articles of association of the Company as set out in the announcement of the Company dated 20 December 2010 and a committee comprising of Mr. Zhang Xiwu, Mr. Zhang Yuzhuo and Mr. Ling Wen, 3 To consider and, if thought fit, to For For Management approve the amendments to the rules of procedure of general meeting of the Company as set out in the announcement of the Company dated 20 December 2010 and a committee comprising of Mr. Zhang Xiwu, Mr. Zhang Yuzhuo and -------------------------------------------------------------------------------- CHINA SHENHUA ENERGY CO LTD Ticker: Security ID: Y1504C113 Meeting Date: MAY 27, 2011 Meeting Type: Class Meeting Record Date: APR 26, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU. CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110410/LTN2 0110410031.pdf 1 To consider and, if thought fit, to For For Management approve the following general mandate to repurchase domestic shares (A shares) and overseas- listed foreign invested shares (H shares):- (1) approve a general mandate to the board of directors to, by reference to market CONT CONTD mandate is granted, but will not None Did not vote Management be required to seek shareholders'-approval at class meetings of domestic share (A share) shareholders or-overseas-listed foreign invested share (H share) shareholders. (2) approve a-general mandate to the board of di CONT CONTD repurchase price, number of None Did not vote Management shares to repurchase, time of repurchase-and period of repurchase etc; (ii) notify creditors in accordance with the-PRC Company Law and articles of association of the Company; (iii) open-overseas share accounts and to car CONT CONTD out statutory registrations and None Did not vote Management filings within and outside China; (vi)-approve and execute, on behalf of the Company, documents and matters related-to share repurchase. The above general mandate will expire on the earlier of-("Relevant Period"):- (a CONT CONTD meeting, or a special resolution None Did not vote Management of shareholders at a class meeting of-domestic share (A share) shareholders or a class meeting of overseas-listed-foreign invested share (H share) shareholders, except where the board of-directors has resolved to rep CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- CHINA SHENHUA ENERGY CO LTD Ticker: Security ID: Y1504C113 Meeting Date: MAY 27, 2011 Meeting Type: Annual General Meeting Record Date: APR 26, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110410/LTN2 0110410027.pdf CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU. 1 To consider and, if thought fit, to For For Management approve the report of the board of directors of the Company for the year ended 31 December 2010 2 To consider and, if thought fit, to For For Management approve the report of the board of supervisors of the Company for the year ended 31 December 2010 3 To consider and, if thought fit, to For For Management approve the audited financial statements of the Company for the year ended 31 December 2010 4 To consider and, if thought fit, to For For Management approve the Company's profit distribution plan for the year ended 31 December 2010: i.e. final dividend for the year ended 31 December 2010 in the amount of RMB 0.75 per share (inclusive of tax) be declared and distribu 5 To consider and, if thought fit, to For For Management approve the remuneration of the directors and supervisors of the Company for the year ended 31 December 2010: i.e. aggregate remuneration of the executive directors is in the amount of RMB 1,685,067.81; aggregate remune 6 To consider and, if thought fit, to For For Management approve the re-appointment of external auditors of the Company for 2011: i.e. re-appointment of KPMG Huazhen and KPMG as the PRC and international auditors respectively of the Company for 2011, the term of such re- appo 7 To consider and, if thought fit, to:- For For Management (1) approve a general mandate to the board of directors to, by reference to market conditions and in accordance with needs of the Company, to allot, issue and deal with, either separately or concurrently, additional d CONT CONTD directors be authorised to None Did not vote Management (including but not limited to the- following):- (i) formulate and implement detailed issuance plan, including-but not limited to the class of shares to be issued, pricing mechanism and/or-issuance price (including price ra CONT CONTD Company is listed; (iv) amend, as None Did not vote Management required by regulatory authorities-within or outside China, agreements and statutory documents referred to in-(ii) and (iii) above; (v) engage the services of professional advisers for-share issuance related matters CONT CONTD expiration of a period of twelve None Did not vote Management months following the passing of this-special resolution at the annual general meeting for 2010; or (c) the date on-which the authority conferred by this special resolution is revoked or varied-by a special resolution 8 To consider and, if thought fit, to For For Management approve the following general mandate to repurchase domestic shares (A shares) and overseas- listed foreign invested shares (H shares):- (1) approve a general mandate to the board of directors to, by reference to market CONT CONTD domestic shares (A shares) even None Did not vote Management where the general mandate is granted,-but will not be required to seek shareholders' approval at class meetings of-domestic share (A share) shareholders or overseas-listed foreign invested-share (H share) shareholders CONT CONTD repurchase plan, including but None Did not vote Management not limited to repurchase price, number-of shares to repurchase, time of repurchase and period of repurchase etc;-(ii) notify creditors in accordance with the PRC Company Law and articles of-association of the Company; CONT CONTD filings within and outside China; None Did not vote Management (vi) approve and execute, on behalf-of the Company, documents and matters related to share repurchase. The above-general mandate will expire on the earlier of ("Relevant Period"):- (a) the-conclusion of the annual g CONT CONTD foreign invested share (H share) None Did not vote Management shareholders, except where the board-of directors has resolved to repurchase domestic shares (A shares) or-overseas-listed foreign invested shares (H shares) during the Relevant Period-and the share repurchase is to -------------------------------------------------------------------------------- CHINA TAIPING INSURANCE HOLDINGS CO LTD Ticker: Security ID: Y1456Z151 Meeting Date: MAY 31, 2011 Meeting Type: Annual General Meeting Record Date: MAY 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE IN THE HONG KONG MARKET None Did not vote Management THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE. CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110427/LTN2 0110427456.pdf 1 To receive and adopt the audited For For Management Financial Statements, the Report of the Directors and the Independent Auditor's Report for the year ended 31 December 2010 2.a To re-elect Mr. Ng Yu Lam Kenneth as For For Management Director 2.b To re-elect Mr. Lau Siu Mun Sammy as For For Management Director 2.c To re-elect Mr. Li Tao as Director For For Management 2.d To re-elect Dr. Wu Jiesi as Director For For Management 2.e To authorize the Board of Directors to For For Management fix the Directors' fees 3 To re-appoint Deloitte Touche Tohmatsu For For Management as auditor and to authorize the Board of Directors to fix their remuneration 4 To give a general mandate to the For For Management Directors to issue shares of the Company 5 To give a general mandate to the For For Management Directors to repurchase shares of the Company 6 To extend the general mandate to issue For For Management shares by addition thereto the shares repurchased by the Company -------------------------------------------------------------------------------- COMPANHIA BRASILEIRA DE DISTRIBUICAO, SAO PAULO Ticker: Security ID: P3055E381 Meeting Date: MAR 31, 2011 Meeting Type: Annual General Meeting Record Date: MAR 29, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE CMMT PLEASE NOTE THAT THE PREFERRED None Did not vote Management SHAREHOLDERS CAN VOTE ON ITEM D AND E ONLY.-THANK YOU. CMMT PLEASE NOTE THAT SHAREHOLDERS None Did not vote Management SUBMITTING A VOTE TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR AGAINST OF THE DEF CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND None Did not vote Management 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU A To take knowledge of the directors None Did not vote Management accounts, to examine, discuss and approve-the company's consolidated financial statements for the fiscal year ending-December 31, 2010 B Destination of the year end results of None Did not vote Management 2010 C To approve the proposal for the capital None Did not vote Management budget D To elect the members of the board of For For Management directors E To elect the members of the finance For For Management committee -------------------------------------------------------------------------------- COMPANHIA ENERGETICA DE MINAS GERAIS Ticker: Security ID: P2577R110 Meeting Date: AUG 04, 2010 Meeting Type: ExtraOrdinary General Meeting Record Date: AUG 02, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve to change in the composition of Unknown Abstain Management the Board of Directors and the Finance Committee, as a result of resignations, in accordance with correspondence on file at the Company -------------------------------------------------------------------------------- COMPANHIA ENERGETICA DE MINAS GERAIS Ticker: Security ID: P2577R110 Meeting Date: JAN 20, 2011 Meeting Type: ExtraOrdinary General Meeting Record Date: JAN 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND None Did not vote Management 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU CMMT PLEASE NOTE THAT THE PREFERRED None Did not vote Management SHAREHOLDERS CAN VOTE ON ITEM B ONLY. THANK-YOU. A.1 Bylaws amendments creation of an None Did not vote Management institutional relation and communication-officer position and, consequently, amendment of the wording of the main part-of article 18 A.2 Amendment of the wording of lines B and None Did not vote Management G of item I, of line B of item III-and of line D of item VIII, to transfer the activity of strategic planning-from the finance, investor relations and financial control of ownership-interests officer to the CEO, and A.3 Amendment of the wording of paragraph 3 None Did not vote Management of article 21, as a result of the-transfer of the activity of strategic planning from the finance, investor-relations and financial control of ownership interests officer to the CEO B Change in the composition of the board For For Management of directors, as a result of resignation and death of full members of the board of directors C Voting instructions for the None Did not vote Management representatives of Companhia Energetica De Minas-Gerais at the extraordinary general meeting of Cemig Geracao E Transmissao-S.A. to be held on the same day on which the extraordinary general meeting of-CEMIG is to be called, to -------------------------------------------------------------------------------- COMPANHIA ENERGETICA DE MINAS GERAIS Ticker: Security ID: P2577R110 Meeting Date: APR 29, 2011 Meeting Type: Annual General Meeting Record Date: APR 27, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THIS IS AN AMENDMENT None Did not vote Management TO MEETING ID 810187 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU. CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU HAVE ANY CMMT PLEASE NOTE THAT THE PREFERRED None Did not vote Management SHAREHOLDERS CAN VOTE ON ITEM (4) ONLY. THANK Y-OU. CMMT PLEASE NOTE THAT SHAREHOLDERS None Did not vote Management SUBMITTING A VOTE TO ELECT A MEMBER MUST INCLUDE-THE NAME OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE ON THIS ITEM-IS RECEIVED WITHOUT A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED IN FAVOR-OR AGAINST OF THE DEF CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND None Did not vote Management 'AGAINST' IN THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE A-LLOWED. THANK YOU 1 Examination, discussion and vote on the None Did not vote Management management report and financial statem-ents for the fiscal year that ended on December 31, 2010, as well as the respe-ctive complementary documents 2 Allocation of the net profit from the None Did not vote Management 2009 fiscal year, in the amount of BRL 2-,257,976,000 in accordance with the provisions of Article 192 of law 6404 of D-ecember 15, 1976, as amended 3 Determination of the form and date of None Did not vote Management payment of the mandatory dividend, in th-e amount of BRL 1,196,074,000 4 Election of the full and alternate For For Management members of the finance committee, as a result of the end of the term in office and establishment of their compensation 5 To set the global remuneration of the None Did not vote Management company director's -------------------------------------------------------------------------------- COMPANHIA ENERGETICA DE MINAS GERAIS Ticker: Security ID: P2577R110 Meeting Date: MAY 12, 2011 Meeting Type: ExtraOrdinary General Meeting Record Date: MAY 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE CMMT PLEASE NOTE THAT THE PREFERRED None Did not vote Management SHAREHOLDERS CAN VOTE ON ITEM 2 ONLY. THANK-YOU. CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND None Did not vote Management 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU 1 Exceeding, in 2011, of the target None Did not vote Management contained in line d of paragraph 7 of-article 11 of the corporate bylaws, in reference to the consolidated amount-of the funds allocated to capital investments and the acquisition of any-assets, per fiscal year, at the eq 2 Change of the composition of the board For For Management of directors as a result of the resignation of a member of the board of directors 3 Guidance of the vote of the None Did not vote Management representatives of Companhia Energetica De Minas-Gerais at the extraordinary general meeting of Cemig Distribuicao S.A. and at-the extraordinary general meeting of Cemig Geracao E Transmissao S.A. to be-held on the same day on -------------------------------------------------------------------------------- CREDICORP LTD. Ticker: BAP Security ID: G2519Y108 Meeting Date: MAR 31, 2011 Meeting Type: Annual Record Date: FEB 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 01 TO CONSIDER AND APPROVE THE AUDITED For For Management CONSOLIDATED FINANCIAL STATEMENTS OF THE COMPANY AND ITS SUBSIDIARIES FOR THE FINANCIAL YEAR ENDED DECEMBER 31, 2010, INCLUDING THE REPORT OF THE INDEPENDENT AUDITORS OF THE COMPANY THEREON. 02 TO ELECT DIRECTORS OF THE COMPANY WHO For For Management WILL HOLD OFFICE UNTIL THE ANNUAL GENERAL MEETING OF SHAREHOLDERS IN THE THIRD SUCCESSIVE YEAR OF THE YEAR OF THEIR ELECTION AND TO APPROVE THEIR REMUNERATION. 03 TO APPOINT THE EXTERNAL AUDITORS OF THE For For Management COMPANY TO PERFORM SUCH SERVICES FOR THE FINANCIAL YEAR ENDED DECEMBER 31, 2011. -------------------------------------------------------------------------------- CSR CORP LTD Ticker: Security ID: Y1516V109 Meeting Date: APR 26, 2011 Meeting Type: ExtraOrdinary General Meeting Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110307/LTN2 0110307505.pdf 1.1 That the Share Option Scheme, the terms For For Management of which are contained in the document marked "A" produced to the EGM and, for the purposes of identification, signed by the chairman thereof and summarised in the circular of the Company dated 8 March 2011, on the 1.2 That the Share Option Scheme, the terms For For Management of which are contained in the document marked "A" produced to the EGM and, for the purposes of identification, signed by the chairman thereof and summarised in the circular of the Company dated 8 March 2011, on the 1.3 That the Share Option Scheme, the terms For For Management of which are contained in the document marked "A" produced to the EGM and, for the purposes of identification, signed by the chairman thereof and summarised in the circular of the Company dated 8 March 2011, on the 1.4 That the Share Option Scheme, the terms For For Management of which are contained in the document marked "A" produced to the EGM and, for the purposes of identification, signed by the chairman thereof and summarised in the circular of the Company dated 8 March 2011, on the 1.5 That the Share Option Scheme, the terms For For Management of which are contained in the document marked "A" produced to the EGM and, for the purposes of identification, signed by the chairman thereof and summarised in the circular of the Company dated 8 March 2011, on the 1.6 That the Share Option Scheme, the terms For For Management of which are contained in the document marked "A" produced to the EGM and, for the purposes of identification, signed by the chairman thereof and summarised in the circular of the Company dated 8 March 2011, on the 1.7 That the Share Option Scheme, the terms For For Management of which are contained in the document marked "A" produced to the EGM and, for the purposes of identification, signed by the chairman thereof and summarised in the circular of the Company dated 8 March 2011, on the 1.8 That the Share Option Scheme, the terms For For Management of which are contained in the document marked "A" produced to the EGM and, for the purposes of identification, signed by the chairman thereof and summarised in the circular of the Company dated 8 March 2011, on the 2 That the Measures for Appraisal of For For Management Performance of Participants to the Share Option Scheme, the terms of which are contained in the document marked "B" produced to the EGM and, for the purposes of identification, signed by the chairman thereof and summaris 3 That the Board be and is authorized to For For Management implement and administer the Share Option Scheme of the Company. The Board is authorized to, inter alia: (i) grant the Share Options to the Participants upon fulfilment of the conditions of Grant by the Company and t CONT CONTD the Share Options (effective or None Did not vote Management not effective, exercised or- outstanding) granted to the Participants in accordance with the provisions of-the Share Option Scheme, in the event of resignation, retirement or death of-a Participant or occurrence of ot 4 To consider and approve the proposed For For Management issue of short-term debentures with an aggregate amount not exceeding RMB5 billion (the "Short-term Debentures") of the Company: That (a) the Company be authorized to issue Short-term Debentures on the following major CONT CONTD prevailing market conditions at None Did not vote Management the time of the issue and upon-negotiations with the lead underwriter(s), provided that the rate is approved-by relevant regulatory authorities in the PRC. (4) Target investors.-Institutional investors in the national CONT CONTD and the then market conditions: None Did not vote Management (1) to determine the details of the-issue of the Short-term Debentures and to formulate and implement detailed-issue proposal which includes, but not limited to, an issue size of not more-than RMB5 billion, the issue CONT CONTD issue, handling relevant matters None Did not vote Management in relation to issue and trading of-the debentures, carrying out all relevant negotiations in relation to the-issue of the Short-term Debentures for and on behalf of the Company, signing-and executing all relevant ag CONT CONTD meeting of the Company as None Did not vote Management required by the provisions of relevant laws,-regulations and the articles of association of the Company; and (4) to take-all such actions as necessary and in the interest of the Company and to-determine or to deal with spec CMMT PLEASE NOTE THAT CUMULATIVE VOTING None Did not vote Management APPLIES TO RESOLUTIONS 5, 6 AND 7-REGARDING THE ELECTION OF DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN REMOVED-FOR THIS MEETING. PLEASE NOTE THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE-CUMULATED. PLEASE CONTACT YOUR CLIE 5.1 To consider and approve the re-election For For Management of Mr. Zhao Xiaogang as an executive Director of the second session of the Board 5.2 To consider and approve the re-election For For Management of Mr. Zheng Changhong as an executive Director of the second session of the Board 5.3 To consider and approve the re-election For For Management of Mr. Tang Kelin as an executive Director of the second session of the Board 5.4 To consider and approve the re-election For For Management of Mr. Liu Hualong as an executive Director of the second session of the Board 6.1 To consider and approve the re-election For For Management of Mr. Zhao Jibin as an independent non-executive Director of the second session of the Board 6.2 To consider and approve the re-election For For Management of Mr. Yang Yuzhong as an independent non-executive Director of the second session of the Board 6.3 To consider and approve the re-election For For Management of Mr. Chen Yongkuan as an independent non-executive Director of the second session of the Board 6.4 To consider and approve the re-election For For Management of Mr. Dai Deming as an independent non-executive Director of the second session of the Board 6.5 To consider and approve the re-election For For Management of Mr. Tsoi, David as an independent non-executive Director of the second session of the Board 7.1 To consider and approve the re-election For For Management of Mr. Wang Yan as a shareholder representative supervisor of the second session of the supervisory committee 7.2 to consider and approve the appointment For For Management of Mr. Sun Ke as a shareholder representative supervisor of the second session of the supervisory committee -------------------------------------------------------------------------------- CSR CORP LTD Ticker: Security ID: Y1516V109 Meeting Date: APR 26, 2011 Meeting Type: Class Meeting Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110307/LTN2 0110307507.pdf 1.1 That the Share Option Scheme, the terms For For Management of which are contained in the document marked ''A'' produced to the H Shareholders' Class Meeting and, for the purposes of identification, signed by the chairman thereof and summarised in the circular of the Company 1.2 That the Share Option Scheme, the terms For For Management of which are contained in the document marked ''A'' produced to the H Shareholders' Class Meeting and, for the purposes of identification, signed by the chairman thereof and summarised in the circular of the Company 1.3 That the Share Option Scheme, the terms For For Management of which are contained in the document marked ''A'' produced to the H Shareholders' Class Meeting and, for the purposes of identification, signed by the chairman thereof and summarised in the circular of the Company 1.4 That the Share Option Scheme, the terms For For Management of which are contained in the document marked ''A'' produced to the H Shareholders' Class Meeting and, for the purposes of identification, signed by the chairman thereof and summarised in the circular of the Company 1.5 That the Share Option Scheme, the terms For For Management of which are contained in the document marked ''A'' produced to the H Shareholders' Class Meeting and, for the purposes of identification, signed by the chairman thereof and summarised in the circular of the Company 1.6 That the Share Option Scheme, the terms For For Management of which are contained in the document marked ''A'' produced to the H Shareholders' Class Meeting and, for the purposes of identification, signed by the chairman thereof and summarised in the circular of the Company 1.7 That the Share Option Scheme, the terms For For Management of which are contained in the document marked ''A'' produced to the H Shareholders' Class Meeting and, for the purposes of identification, signed by the chairman thereof and summarised in the circular of the Company 1.8 That the Share Option Scheme, the terms For For Management of which are contained in the document marked ''A'' produced to the H Shareholders' Class Meeting and, for the purposes of identification, signed by the chairman thereof and summarised in the circular of the Company 2 That the Measures for Appraisal of For For Management Performance of Participants to the Share Option Scheme, the terms of which are contained in the document marked "B" produced to the H Shareholders' Class Meeting and, for the purposes of identification, signed by the cha 3 That the Board be and is authorized to For For Management implement and administer the Share Option Scheme of the Company. The Board is authorized to, inter alia: (i) grant the Share Options to the Participants upon fulfillment of the conditions of Grant by the Company and CONT CONTD the Share Options (effective or None Did not vote Management not effective, exercised or- outstanding) granted to the Participants in accordance with the provisions of-the Share Option Scheme, in the event of resignation, retirement or death of-a Participant or occurrence of ot CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- CSR CORP LTD Ticker: Security ID: Y1516V109 Meeting Date: MAY 30, 2011 Meeting Type: Annual General Meeting Record Date: APR 29, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110413/LTN2 0110413879.pdf 1 To consider and approve the Work Report For For Management of the First Session of the Board and 2010 Work Report of the Board of the Company 2 To consider and approve the Work Report For For Management of the First Session of the Supervisory Committee and 2010 Work Report of the Supervisory Committee of the Company 3 To consider and approve the proposal For For Management regarding the 2010 final accounts of the Company 4 To consider and approve the resolution For For Management regarding the 2010 profit distribution plan of the Company 5 To consider and approve the resolution For For Management in relation to the matters regarding the A Share connected transactions of the Company for 2011 6 To consider and approve the resolution For For Management in relation to the arrangement of guarantees by the Company and its subsidiaries for 2011 7 To consider and approve the resolution For For Management in relation to the re- appointment of the auditors for 2011 and the bases for determination of their remuneration by the Company 8 To consider and approve the resolution For For Management in relation to the remuneration and welfare of the Directors and supervisors of the Company for 2010 9 To consider and approve the resolution For For Management in relation to the authorization of a general mandate to the Board of the Company to issue new A shares and H shares of the Company CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- DONGFENG MTR GROUP CO LTD Ticker: Security ID: Y21042109 Meeting Date: OCT 11, 2010 Meeting Type: ExtraOrdinary General Meeting Record Date: SEP 10, 2010 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20100827/LTN2 0100827878.pdf CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-AKK RESOLUTIONS. THANK YOU. 1 Approve the amendments to the Share For For Management Appreciation Right Scheme of the Company 2.a.i Election of Xu Ping as an Executive For For Management Director 2a.ii Election of Li Shaozhu as an Executive For For Management Director 2aiii Election of Fan Zhong as an Executive For For Management Director 2a.iv Election of Zhou Wenjie as an Executive For For Management Director 2.a.v Election of Zhu Fushou as an Executive For For Management Director 2.b.i Election of Tong Dongcheng as a For For Management Non-Executive Director 2b.ii Election of Ouyang Jie as a For For Management Non-Executive Director 2biii Election of Liu Weidong as a For For Management Non-Executive Director 2b.iv Election of Zhou Qiang as a For For Management Non-Executive Director 2.c.i Election of Sun Shuyi as an Independent For For Management Non-Executive Director 2c.ii Election of Ng Lin-fung as an For For Management Independent Non-Executive Director 2ciii Election of Yang Xianzu as an For For Management Independent Non-Executive Director 2.d.i Election of Wen Shiyang as a Supervisor For For Management 2d.ii Election of Deng Mingran as a For For Management Supervisor 2diii Election of Ma Liangjie as a Supervisor For For Management 2d.iv Election of Ren Yong as a Supervisor For For Management 2d.v Election of Li Chunrong as a Supervisor For For Management 2d.vi Election of Chen Binbo as a Supervisor For For Management 2dvii Election of Huang Gang as a Supervisor For For Management -------------------------------------------------------------------------------- DRAGON OIL PLC Ticker: Security ID: G2828W132 Meeting Date: MAY 18, 2011 Meeting Type: Annual General Meeting Record Date: MAY 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 To receive the financial statements for For For Management year ended 31 December 2010 2 To declare a dividend For For Management 3.a To re-elect Mr. Muhammed Al Ghurair as For For Management a Director 3.b To re-elect Dr. Abdul Jaleel Al Khalifa For For Management as a Director 3.c To re-elect Mr. Nigel McCue as a For For Management Director 4 To receive the Directors' Remuneration For For Management Report for the year ended 31 December 2010 5 To authorise the Directors to fix the For For Management Auditors' remuneration 6 To authorise general meetings outside For For Management the Republic of Ireland 7 To authorise the calling of general For For Management meetings on not less than 14 days' notice 8 To authorise the Directors to allot For For Management equity securities 9 To authorise the repurchase of the For For Management Company's Shares 10 To amend the Articles of Association For For Management 11 To approve the adoption of the 2011 For For Management Employee Share Purchase Plan -------------------------------------------------------------------------------- EVRAZ GROUP SA, LUXEMBOURG Ticker: Security ID: 30050A202 Meeting Date: MAY 16, 2011 Meeting Type: Annual General Meeting Record Date: APR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 The Meeting decides to approve the For No Action Management report of the Statutory Auditor and of the Board of Directors on the stand-alone accounts as per December 31, 2010 1.2 The Meeting decides to approve the For No Action Management stand-alone accounts audited by the External Auditor of the Company as per December 31, 2010 1.3 The Meeting decides to allocate the For No Action Management results for the period ending on December 31, 2010 as follows: in order to comply with applicable laws, the Company will procure allocation of 5% of net profit to the legal reserve until such reserve reach 10% of the sh 2.1 The Meeting decides to approve the For No Action Management reports of the Board of Directors and of the External Auditor on the consolidated accounts as per December 31, 2010 2.2 The Meeting decides to approve the For No Action Management consolidated accounts audited by the External Auditor for the year ending on December 31, 2010 3 The Meeting decides to grant full For No Action Management discharge to (i) the Directors of the Company, (ii) the Statutory Auditor and (iii) the External Auditor for the execution of their mandate until December 31, 2010 4.1a1 The Meeting decides: to appoint Mr. For No Action Management Alexander Abramov, company director, born in Krasnodar (Russia) on February 20, 1959, with professional address at Dolgorukovskaya 15, building 4 and 5, Moscow 127006, Russia as a Director for a period ending immediatel 4.1a2 The Meeting decides: to appoint Mr. For No Action Management Otari Arshba, company director, born in Suhumi (Georgia) on April 12, 1955, with professional address at Dolgorukovskaya 15, building 4 and 5, Moscow 127006, Russia as a Director for a period ending immediately after th 4.1a3 The Meeting decides: to appoint Mr. For No Action Management Duncan A.H. Baxter, company director, born in Beckenham, Kent, (United Kingdom) on January 15, 1952, residing at La Fontenelle Rue de Bas, St. Lawrence, jersey, JE3 1JG, Channel Islands as a Director for a period ending 4.1a4 The Meeting decides: to appoint Mr. For No Action Management Alexander Frolov, company director, born in Tula (Russia) on May 17, 1964, with professional address at Dolgorukovskaya 15, building 4 and 5, Moscow 127006, Russia as a Director for a period ending immediately after the 4.1a5 The Meeting decides: to appoint Mr. For No Action Management Karl Gruber, company director, born in Strengberg (Austria) on October 2, 1952, with professional address at Ederhohe 19, 3350 Stadt Haag, Austria as a Director for a period ending immediately after the approval of the 4.1a6 The Meeting decides: to appoint Ms. For No Action Management Olga Pokrovskaya, company director, born in Moscow (Russia) on July 8, 1969, with professional address at Sadovnicheskaya str., 4, Moscow, 115035, Russia as a Director for a period ending immediately after the approval 4.1a7 The Meeting decides: to appoint Mr. For No Action Management Terry J. Robinson, company director, born in Perterborough (Great Britain) on November 23, 1944, residing at The Corner House, 34 Burkes Road, Beaconsfield, Bucks, HP9 1PN, UK as a Director for a period ending immediate 4.1a8 The Meeting decides: to appoint Mr. For No Action Management Eugene Shvidler, company director, born in Ufa (Russia) on March 23, 1964, with professional address at Sadovnicheskaya str., 4, Moscow, 115035, Russia as a Director for a period ending immediately after the approval of 4.1a9 The Meeting decides: to appoint Mr. For No Action Management Eugene Tenenbaum, company director, born in September 27, 1964 in Kiev (Ukraine) with professional address at Chelsea Football Club, Stamford Bridge, Level 5-Fulham Road, GB - SW6 1HS, London as a Director for a period 41a10 The Meeting furthermore decides not to For No Action Management re-elect Mr. Gordon Toll. The Meeting grants discharge to the non re-elected and resigning Director for the execution of their respective mandates 4.1b The Meeting decides: To appoint as For No Action Management statutory auditor Ms. Alexandra Trunova, born in Krasnodar (Russia) on June 11, 1973 professionally residing at Dolgorukovskaya 15 building 4 and 5, Moscow, 127006, Russia, as Statutory Auditor of the Company until appro 4.1c The Meeting decides: To appoint ERNST & For No Action Management YOUNG, a company having its registered office at 7,Parc d'Activite Syrdall, L-5365 Munsbach, R.C.S. Luxembourg B 47.771 as External Auditor of the Company until approval of the annual accounts of the Company coverin 4.2 The Meeting resolves to determine the For No Action Management level of remuneration of all directors of the Company (with exception for Mr. Otari Arshba) to be fixed for all management services rendered in respect of each financial year and being a flat annual fee of USD 150,000 4.3 The Meeting resolves to determine the For No Action Management remuneration of Mr. Alexander V. Frolov (as the managing director/chief executive officer of the Company, subject to his election by the Board of Directors at the meeting immediately following the AGM) consisting of t 4.4 The Meeting authorises the managing For No Action Management director/chief executive officer of the Company to sign the management service agreements (including any amendments and modifications thereto) with Mr. Karl Gruber, Mr. Terry J. Robinson and Mr. Duncan A.H. Baxter (as i -------------------------------------------------------------------------------- FAR EASTERN DEPARTMENT STORES LTD Ticker: Security ID: Y24315106 Meeting Date: JUN 23, 2011 Meeting Type: Annual General Meeting Record Date: APR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT IN CASES WHERE THE None Did not vote Management CLIENT INSTRUCTS US TO VOTE AGAINST ANY-PROPOSAL TO BE DISCUSSED AT A SHAREHOLDERS MEETING AND THE VOTING WITH-RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT, WE OR OUR DESIGNEE WILL FILL OUT-THE BALLOT IN RESPECT OF SUCH P A.1 The 2010 business operations None Did not vote Management A.2 The 2010 financial statements None Did not vote Management A.3 The 2010 audited reports None Did not vote Management A.4 The revision to the rules of the board None Did not vote Management meeting A.5 The issuance status of corporate bonds None Did not vote Management A.6 Other presentations None Did not vote Management B.1 The 2010 financial statements For For Management B.2 The 2010 profit distribution. Proposed For For Management cash dividend: TWD1 per share B.3 The revision to the articles of For For Management incorporation B.4 The issuance of new shares from For For Management retained earnings proposed stock dividend:60 for 1,000 SHS held B.5 The revision to the rules of the For For Management election of the directors and supervisors B.6 Extraordinary motions Against For Management -------------------------------------------------------------------------------- GAZPROM O A O Ticker: Security ID: 368287207 Meeting Date: JUN 30, 2011 Meeting Type: ExtraOrdinary General Meeting Record Date: MAY 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Early terminate powers of the members For For Management of the Board of Directors of OAO Gazprom CMMT PLEASE NOTE THAT CUMULATIVE VOTING None Did not vote Management APPLIES TO THIS RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR CLIENT SE 2.1 Election of Akimov Andrey Igorevich to Unknown Abstain Management the Board of Directors of OAO Gazprom 2.2 Election of Ananenkov Alexander Unknown Abstain Management Georgievich to the Board of Directors of OAO Gazprom 2.3 Election of Gazizullin Farit Rafikovich Unknown Abstain Management to the Board of Directors of OAO Gazprom 2.4 Election of Karpel Elena Evgenievna to Unknown Abstain Management the Board of Directors of OAO Gazprom 2.5 Election of Kulibaev Timur to the Board Unknown Abstain Management of Directors of OAO Gazprom 2.6 Election of Martynov Viktor Georgievich Unknown Abstain Management to the Board of Directors of OAO Gazprom 2.7 Election of Mau Vladimir Alexandrovich Unknown Abstain Management to the Board of Directors of OAO Gazprom 2.8 Election of Miller Alexey Borisovich to Unknown Abstain Management the Board of Directors of OAO Gazprom 2.9 Election of Musin Valery Abramovich to For For Management the Board of Directors of OAO Gazprom 2.10 Election of Sereda Mikhail Leonidovich Unknown Abstain Management to the Board of Directors of OAO Gazprom 2.11 Election of Yusufov Igor Khanukovich to Unknown Abstain Management the Board of Directors of OAO Gazprom 2.12 Election of Zubkov Viktor Alexeevich to Unknown Abstain Management the Board of Directors of OAO Gazprom -------------------------------------------------------------------------------- GAZPROM O A O Ticker: Security ID: 368287207 Meeting Date: JUN 30, 2011 Meeting Type: Annual General Meeting Record Date: MAY 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT BECAUSE OF THE SIZE OF None Did not vote Management THE AGENDA [153 RESOLUTIONS] FOR THE G-AZPROM OF RUSSIA MEETING. THE AGENDA HAS BEEN BROKEN UP AMONG TWO INDIVIDUAL M-EETINGS. THE MEETING IDS AND HOW THE RESOLUTIONS HAVE BEEN BROKEN OUT ARE AS F-OLLOWS: MEETING ID 9.70 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO SOGAZ, pursuant to which OAO SOGAZ undertakes, in the event that harm is caused t 9.71 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO SOGAZ, pursuant to which OAO SOGAZ undertakes-in the event that any harm is cause 9.72 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO SOGAZ, pursuant to which OAO SOGAZ undertakes, in the event that any employees of 9.73 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreement between OAO Gazprom and OAO SOGAZ, pursuant to which OAO SOGAZ undertakes, in the event of: assertion of claim 9.74 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreement between OAO Gazprom and OAO SOGAZ, pursuant to which OAO SOGAZ undertakes, in the event of any liability incur 9.75 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO SOGAZ, pursuant to which OAO SOGAZ undertakes, in the event that any harm (damage 9.76 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO Vostokgazprom, Gazprombank (Open Joint Stock Company), ZAO Gaztelecom, OAO Gazpro 9.77 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.78 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes during the peri 9.79 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes during the peri 9.80 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.81 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.82 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.83 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.84 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.85 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.86 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes during the peri 9.87 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.88 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.89 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.90 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to provide for 9.91 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.92 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform to p 9.93 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.94 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.95 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.96 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.97 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.98 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.99 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.100 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.101 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.102 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.103 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.104 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.105 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.106 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.107 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.108 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to perform duri 9.109 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and ZAO Yamalgazinvest, pursuant to which ZAO Yamalgazinvest transfers its exclusive inve 9.110 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreement between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to provide durin 9.111 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreement between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to provide for a 9.112 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreement between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to provide for a 9.113 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreement between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom Promgaz undertakes to provide for a 9.114 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreement between OAO Gazprom and OAO Gazprom Gazoraspredeleniye, pursuant to which OAO Gazprom Gazoraspredeleniye under 9.115 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreement between OAO Gazprom and OAO Gazprom Gazoraspredeleniye, pursuant to which OAO Gazprom Gazoraspredeleniye under 9.116 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and ZAO Yamalgazinvest, ZAO Gaztelecom, OOO Gazprom Neftekhim Salavat, and the Gazpromipo 9.117 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreement between OAO Gazprom and OAO Gazprom Neft (the "Licensee"), pursuant to which the Licensee is entitled, subject 9.118 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom, on the one hand, and OOO Gazprom Mezhregiongaz and OAO Gazprom Gazoraspredeleniye ("Lice 9.119 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and Gazprom EP International B.V. (the "Licensee"), pursuant to which OAO Gazprom will pr 9.120 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OOO Gazprom Mezhregiongaz, pursuant to which OAO Gazprom will deliver, and OOO Gazpro 9.121 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OAO Beltransgaz, pursuant to which OAO Gazprom sells, and OAO Beltransgaz buys, gas i 9.122 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and OOO Gazpromtrans, pursuant to which OAO Gazprom will grant OOO Gazpromtrans temporary 9.123 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and Gazprombank (Open Joint Stock Company), pursuant to which the bank will provide guara CMMT PLEASE NOTE THAT CUMULATIVE VOTING None Did not vote Management APPLIES TO THIS RESOLUTION REGARDING THE EL-ECTION OF DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS MEETING.-PLEASE NOTE THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE CUMULATED. PLEASE CON-TACT YOUR CLIENT SE 10.1 Election of Andrei Igorevich Akimov to Unknown Abstain Management the Board of Directors of OAO Gazprom 10.2 Election of Aleksandr Georgievich Unknown Abstain Management Ananenkov to the Board of Directors of OAO Gazprom 10.3 Election of Farit Rafikovich Gazizullin Unknown Abstain Management to the Board of Directors of OAO Gazprom 10.4 Election of Viktor Alekseevich Zubkov Unknown Abstain Management to the Board of Directors of OAO Gazprom 10.5 Election of Elena Evgenievna Karpel to Unknown Abstain Management the Board of Directors of OAO Gazprom 10.6 Election of Aleksei Borisovich Miller Unknown Abstain Management to the Board of Directors of OAO Gazprom 10.7 Election of Valery Abramovich Musin to For For Management the Board of Directors of OAO Gazprom 10.8 Election of Elvira Sakhipzadovna Unknown Abstain Management Nabiullina to the Board of Directors of OAO Gazprom 10.9 Election of Mikhail Leonidovich Sereda Unknown Abstain Management to the Board of Directors of OAO Gazprom 10.10 Election of Sergei Ivanovich Shmatko to Unknown Abstain Management the Board of Directors of OAO Gazprom 10.11 Election of Igor Khanukovich Yusufov to Unknown Abstain Management the Board of Directors of OAO Gazprom CMMT PLEASE NOTE THAT ALTHOUGH THERE ARE 11 None Did not vote Management CANDIDATES TO BE ELECTED TO THE AUDIT C-OMMISSION, THERE ARE ONLY 9 VACANCIES AVAILABLE TO BE FILLED AT THE MEETING. T-HE STANDING INSTRUCTIONS FOR THIS MEETING WILL BE DISABLED AND, IF YOU CHOOSE,- YOU ARE REQUIRED 11.1 Election of Dmitry Aleksandrovich For For Management Arkhipov to the Audit Commission of OAO Gazprom 11.2 Election of Andrei Viktorovich Belobrov Unknown Withhold Management to the Audit Commission of OAO Gazprom 11.3 Election of Vadim Kasymovich Bikulov to For For Management the Audit Commission of OAO Gazprom 11.4 Election of Aleksei Borisovich Mironov Unknown Withhold Management to the Audit Commission of OAO Gazprom 11.5 Election of Lidiya Vasilievna Morozova For For Management to the Audit Commission of OAO Gazprom 11.6 Election of Anna Borisovna Nesterova to For For Management the Audit Commission of OAO Gazprom 11.7 Election of Yury Stanislavovich Nosov For For Management to the Audit Commission of OAO Gazprom 11.8 Election of Karen Iosifovich Oganyan to For For Management the Audit Commission of OAO Gazprom 11.9 Election of Konstantin Valerievich For For Management Pesotsky to the Audit Commission of OAO Gazprom 11.10 Election of Maria Gennadievna Tikhonova For For Management to the Audit Commission of OAO Gazprom 11.11 Election of Aleksandr Sergeyevich Yugov For For Management to the Audit Commission of OAO Gazprom CMMT REMINDER PLEASE NOTE IN ORDER TO VOTE None Did not vote Management ON THE FULL MEETING AGENDA YOU MUST ALSO-VOTE ON MEETING ID 854106 WHICH CONTAINS RESOULTIONS 1 TO 9.69. -------------------------------------------------------------------------------- GAZPROM O A O Ticker: Security ID: 368287207 Meeting Date: JUN 30, 2011 Meeting Type: Annual General Meeting Record Date: MAY 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT BECAUSE OF THE SIZE OF None Did not vote Management THE AGENDA [153 RESOLUTIONS] FOR THE G-AZPROM OF RUSSIA MEETING. THE AGENDA HAS BEEN BROKEN UP AMONG TWO INDIVIDUAL M-EETINGS. THE MEETING IDS AND HOW THE RESOLUTIONS HAVE BEEN BROKEN OUT ARE AS F-OLLOWS: MEETING ID 1 Approve the Annual Report of OAO For For Management Gazprom for 2010 2 Approve the annual accounting For For Management statements, including the profit and loss report of the Company based on the results of 2010 3 Approve the distribution of profit of For For Management the Company based on the results of 2010 4 Approve the amount of, time for and For For Management form of payment of annual dividends on the Company's shares that have been recommended by the Board of Directors of the Company 5 Approve Closed Joint Stock Company For For Management PricewaterhouseCoopers Audit as the Company's external auditor 6 Approve amendments to the Charter of Unknown Abstain Management OAO Gazprom 7 Pay remuneration to members of the Unknown Abstain Management Board of Directors in the amounts recommended by the Board of Directors of the Company 8 Pay remuneration to members of the For For Management Audit Commission in the amounts recommended by the Board of Directors of the Company 9.1 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the agreements between OAO Gazprom and Gazprombank (Open Joint Stock Company) regarding receipt by OAO Gazprom of funds with 9.2 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and Sberbank of Russia OAO regarding receipt by OAO Gazprom of funds with a maximum amoun 9.3 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO Bank VTB regarding receipt by OAO Gazprom of funds with a maximum amount of one b 9.4 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and State Corporation "Bank for Development and Foreign Economic Affairs (Vnesheconombank 9.5 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Transactions between OAO Gazprom and Gazprombank (Open Joint Stock Company), to be entered into under a loan facility ag 9.6 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Transactions between OAO Gazprom and Sberbank of Russia OAO, to be entered into under a loan facility agreement between 9.7 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Transactions between OAO Gazprom and OAO Bank VTB, to be entered into under a loan facility agreement between OAO Gazpro 9.8 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Transactions between OAO Gazprom and OAO BANK ROSSIYA, to be entered into under a loan facility agreement between OAO Ga 9.9 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and Gazprombank (Open Joint Stock Company), pursuant to which Gazprombank (Open Joint Sto 9.10 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and Sberbank of Russia OAO, OAO Bank VTB, and OAO BANK ROSSIYA, pursuant to which the ban 9.11 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and Gazprombank (Open Joint Stock Company), Sberbank of Russia OAO, OAO Bank VTB and OAO 9.12 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Foreign currency purchase/sale transactions between OAO Gazprom and Gazprombank (Open Joint Stock Company), to be entere 9.13 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and Gazprombank (Open Joint Stock Company), pursuant to which OAO Gazprom will grant sure 9.14 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and Sberbank of Russia OAO, pursuant to which OAO Gazprom will grant suretyships to secur 9.15 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and Gazprombank (Open Joint Stock Company), pursuant to which OAO Gazprom will issue sure 9.16 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OOO Gazpromtrans, pursuant to which OAO Gazprom will grant OOO Gazpromtrans temporary 9.17 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and ZAO Gazprom Neft Orenburg, pursuant to which OAO Gazprom will grant ZAO Gazprom Neft 9.18 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and DOAO Tsentrenergogaz of OAO Gazprom, pursuant to which OAO Gazprom will grant DOAO Ts 9.19 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO Tsentrgaz, pursuant to which OAO Gazprom will grant OAO Tsentrgaz temporary posse 9.20 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO Gazprom Promgaz, pursuant to which OAO Gazprom will grant OAO Gazprom Promgaz tem 9.21 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and Gazprombank (Open Joint Stock Company), pursuant to which OAO Gazprom will grant Gazp 9.22 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO Gazprom Neftekhim Salavat, pursuant to which OAO Gazprom will grant OAO Gazprom N 9.23 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO Vostokgazprom, pursuant to which OAO Gazprom will grant OAO Vostokgazprom tempora 9.24 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OOO Gazprom Export, pursuant to which OAO Gazprom will grant OOO Gazprom Export tempo 9.25 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO Gazprom Neft, pursuant to which OAO Gazprom will grant OAO Gazprom Neft temporary 9.26 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO Gazprom Space Systems, pursuant to which OAO Gazprom will grant OAO Gazprom Space 9.27 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and ZAO Yamalgazinvest, pursuant to which OAO Gazprom will grant ZAO Yamalgazinvest tempo 9.28 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and ZAO Gazprom Invest Yug, pursuant to which OAO Gazprom will grant ZAO Gazprom Invest Y 9.29 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OOO Gazprom Mezhregiongaz, pursuant to which OAO Gazprom will grant OOO Gazprom Mezhr 9.30 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OOO Gazprom Komplektatsiya, pursuant to which OAO Gazprom will grant OOO Gazprom Komp 9.31 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OOO Gazprom Tsentrremont, pursuant to which OAO Gazprom will grant OOO Gazprom Tsentr 9.32 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and ZAO Gaztelecom, pursuant to which OAO Gazprom will grant ZAO Gaztelecom temporary pos 9.33 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO Gazprom Gazoraspredeleniye, pursuant to which OAO Gazprom will grant OAO Gazprom 9.34 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO Druzhba, pursuant to which OAO Gazprom will grant OAO Druzhba temporary possessio 9.35 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and Gazprombank (Open Joint Stock Company), pursuant to which the bank, acting as a custo 9.36 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OOO Gazprom Mezhregiongaz, pursuant to which OAO Gazprom undertakes, acting on behalf 9.37 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO NOVATEK, pursuant to which OAO Gazprom undertakes, acting on behalf of OAO NOVATE 9.38 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO Gazprom Neft, pursuant to which OAO Gazprom undertakes, acting on behalf of OAO G 9.39 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OOO Gazprom Mezhregiongaz, pursuant to which OOO Gazprom Mezhregiongaz undertakes, ac 9.40 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OOO Gazprom Mezhregiongaz, pursuant to which OOO Gazprom Mezhregiongaz will deliver a 9.41 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OOO Gazprom Export, pursuant to which OOO Gazprom Export undertakes, acting upon OAO 9.42 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and ZAO Northgas, pursuant to which ZAO Northgas will deliver, and OAO Gazprom will accep 9.43 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO Severneftegazprom, pursuant to which OAO Severneftegazprom will deliver, and OAO 9.44 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and ZAO Gazprom Neft Orenburg, pursuant to which ZAO Gazprom Neft Orenburg will deliver, 9.45 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO NOVATEK, pursuant to which OAO NOVATEK will deliver, and OAO Gazprom will accept 9.46 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO Tomskgazprom, pursuant to which OAO Gazprom will provide services related to arra 9.47 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OOO Gazprom Mezhregiongaz, pursuant to which OAO Gazprom will provide services relate 9.48 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO Gazprom Neft, pursuant to which OAO Gazprom will provide services related to arra 9.49 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO NOVATEK, pursuant to which OAO Gazprom will provide services related to arranging 9.50 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO NOVATEK, pursuant to which OAO Gazprom will provide services related to arranging 9.51 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and a/s Latvijas Gaze, pursuant to which OAO Gazprom will sell, and a/s Latvijas Gaze wil 9.52 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and AB Lietuvos Dujos, pursuant to which OAO Gazprom will sell, and AB Lietuvos Dujos wil 9.53 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and UAB Kauno termofikacijos elektrine, pursuant to which OAO Gazprom will sell, and UAB 9.54 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and AO Moldovagaz, pursuant to which OAO Gazprom will sell and AO Moldovagaz will purchas 9.55 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and KazRosGaz LLP, pursuant to which OAO Gazprom will provide services related to arrangi 9.56 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and GAZPROM Germania GmbH, pursuant to which OAO Gazprom will provide services related to 9.57 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OOO Gazpromtrans, pursuant to which OOO Gazpromtrans undertakes, acting upon OAO Gazp 9.58 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and ZAO Gazprom Invest Yug, pursuant to which ZAO Gazprom Invest Yug undertakes, acting u 9.59 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OOO Gazprom Tsentrremont, pursuant to which OOO Gazprom Tsentrremont undertakes, acti 9.60 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and ZAO Yamalgazinvest, pursuant to which ZAO Yamalgazinvest undertakes, acting upon OAO 9.61 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OOO Gazprom Komplektatsia, pursuant to which OOO Gazprom Komplektatsia undertakes, du 9.62 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO Gazprom Space Systems, pursuant to which OAO Gazprom Space Systems undertakes, du 9.63 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and ZAO Yamalgazinvest, pursuant to which ZAO Yamalgazinvest undertakes, during the perio 9.64 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and ZAO Gazprom Neft Orenburg, pursuant to which ZAO Gazprom Neft Orenburg undertakes, du 9.65 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and ZAO Gazprom Invest Yug, pursuant to which ZAO Gazprom Invest Yug undertakes, during t 9.66 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OOO Gazpromtrans, pursuant to which OOO Gazpromtrans undertakes, during the period be 9.67 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OOO Gazprom Tsentrremont, pursuant to which OOO Gazprom Tsentrremont undertakes, duri 9.68 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and ZAO Gaztelecom, pursuant to which ZAO Gaztelecom undertakes, during the period betwee 9.69 Approve, in accordance with Chapter XI For For Management of the Federal Law "On Joint Stock Companies" and Chapter IX of the Charter of OAO Gazprom, the Agreements between OAO Gazprom and OAO SOGAZ, pursuant to which OAO SOGAZ undertakes, in the event of loss or destructio CMMT PLEASE NOTE THAT THIS AGENDA IS None Did not vote Management CONTINUED ON MEETING 854107, WHICH WILL CONTAI-N RESOLUTION ITEMS 9.70 TO 11.11. THANK YOU. -------------------------------------------------------------------------------- GLOVIS CO LTD, SEOUL Ticker: Security ID: Y27294100 Meeting Date: MAR 11, 2011 Meeting Type: Annual General Meeting Record Date: DEC 31, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approval of financial statement For For Management 2 Approval of partial amendment to For For Management articles of incorporation 3 Election of directors (2 other For For Management non-executive directors, 1 inside director): Jung Dae Lee, Yong Bae Lee and Je Seo Park 4 Election of auditor: Steiner Forberg For For Management 5 Approval of limit of remuneration for For For Management directors 6 Approval of limit of remuneration for For For Management auditors CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF AUDITOR AND DIRECTOR NAM-ES. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FO-RM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- GOLD FIELDS LIMITED Ticker: GFI Security ID: 38059T106 Meeting Date: NOV 02, 2010 Meeting Type: Special Record Date: OCT 15, 2010 # Proposal Mgt Rec Vote Cast Sponsor O1 ALLOTMENT AND ISSUE OF ESOP SHARES TO For For Management THUSANO SHARE TRUST O2 ALLOTMENT AND ISSUE OF INVICTUS For For Management TRANSFORMATION SHARES TO INVICTUS O3 ALLOTMENT AND ISSUE OF THE SOUTH DEEP For For Management COMMUNITY TRUST TRANSFORMATION SHARES TO THE SOUTH DEEP COMMUNITY TRUST S1 GRANTING OF FINANCIAL ASSISTANCE BY For For Management GOLD FIELDS AND GFIMSA O4 AUTHORITY TO GIVE EFFECT TO THE ABOVE For For Management RESOLUTIONS -------------------------------------------------------------------------------- GOLD FIELDS LIMITED Ticker: GFI Security ID: 38059T106 Meeting Date: NOV 02, 2010 Meeting Type: Annual Record Date: OCT 07, 2010 # Proposal Mgt Rec Vote Cast Sponsor O1 ADOPTION OF FINANCIAL STATEMENTS For For Management O2 APPOINTMENT OF AUDITORS For For Management O3 RE-ELECTION OF DIRECTOR For For Management O4 RE-ELECTION OF DIRECTOR For For Management O5 RE-ELECTION OF DIRECTOR For For Management O6 RE-ELECTION OF DIRECTOR For For Management O7 PLACEMENT OF ORDINARY SHARES UNDER THE For For Management CONTROL OF THE DIRECTORS O8 PLACEMENT OF NON-CONVERTIBLE REDEEMABLE For For Management PREFERENCE SHARES UNDER THE CONTROL OF THE DIRECTORS O9 ISSUING EQUITY SECURITIES FOR CASH For For Management O10 TERMINATION OF THE AWARDING OF RIGHTS For For Management TO NON- EXECUTIVE DIRECTORS UNDER THE GOLD FIELDS LIMITED 2005 NON-EXECUTIVE SHARE PLAN O11 INCREASE OF NON-EXECUTIVE DIRECTORS' For For Management FEES S1 ACQUISITION OF COMPANY'S OWN SHARES For For Management -------------------------------------------------------------------------------- GOLD FIELDS LIMITED Ticker: GFI Security ID: 38059T106 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: APR 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor O1 RE-APPOINTMENT OF AUDITORS For For Management O2 ELECTION OF DIRECTOR For For Management O3 RE-ELECTION OF DIRECTOR For For Management O4 RE-ELECTION OF DIRECTOR For For Management O5 RE-ELECTION OF DIRECTOR For For Management O6 ELECTION OF THE AUDIT COMMITTEE - For For Management ELECTION OF MS GM WILSON (CHAIR) O7 ELECTION OF THE AUDIT COMMITTEE - For For Management ELECTION OF MR RP MENELL O8 ELECTION OF THE AUDIT COMMITTEE - For For Management ELECTION OF MR DMJ NCUBE O9 ELECTION OF THE AUDIT COMMITTEE - For For Management ELECTION OF MR RL PENNANT-REA O10 APPROVAL FOR THE ISSUE OF AUTHORISED For For Management BUT UNISSUED ORDINARY SHARES O11 APPROVAL FOR THE ISSUE OF AUTHORISED For For Management BUT UNISSUED NON-CONVERTIBLE REDEEMABLE PREFERENCE SHARES O12 ISSUING EQUITY SECURITIES FOR CASH For For Management O13 ENDORSEMENT OF THE REMUNERATION POLICY For For Management OS1 INCREASE OF AUDIT COMMITTEE For For Management NON-EXECUTIVE DIRECTORS' FEES OS2 ACQUISITION OF COMPANY'S OWN SHARES For For Management B1 ADOPTION OF FINANCIAL STATEMENTS For For Management B2 RE-APPOINTMENT OF AUDITORS For For Management B3 ELECTION OF DIRECTOR For For Management B4 RE-ELECTION OF DIRECTOR For For Management B5 RE-ELECTION OF DIRECTOR For For Management B6 RE-ELECTION OF DIRECTOR For For Management B7 PLACEMENT OF UNISSUED ORDINARY SHARES For For Management UNDER THE CONTROL OF THE DIRECTORS B8 PLACEMENT OF NON-CONVERTIBLE REDEEMABLE For For Management PREFERENCE SHARES UNDER THE CONTROL OF THE DIRECTORS B9 ISSUING EQUITY SECURITIES FOR CASH For For Management B10 INCREASE OF AUDIT COMMITTEE For For Management NON-EXECUTIVE DIRECTORS' FEES SB1 ACQUISITION OF COMPANY'S OWN SHARES For For Management -------------------------------------------------------------------------------- GOLD FIELDS LIMITED Ticker: GFI Security ID: 38059T106 Meeting Date: JUN 20, 2011 Meeting Type: Special Record Date: MAY 20, 2011 # Proposal Mgt Rec Vote Cast Sponsor S1 FINANCIAL ASSISTANCE IN TERMS OF For For Management SECTION 45 OF THE ACT O1 APPROVAL FOR THE PROPOSED ACQUISITION For For Management O2 AUTHORITY TO GIVE EFFECT TO THE ABOVE For For Management RESOLUTIONS -------------------------------------------------------------------------------- GOLD FIELDS LTD NEW Ticker: Security ID: S31755101 Meeting Date: NOV 02, 2010 Meeting Type: Ordinary General Meeting Record Date: NOV 01, 2010 # Proposal Mgt Rec Vote Cast Sponsor O.1 Allotment and issue of ESOP Shares to For For Management Thusano Share Trust O.2 Allotment and issue of Invictus For For Management Transformation Shares to Invictus O.3 Allotment and issue of the South Deep For For Management Community Trust Transformation Shares to the South Deep Community Trust S.1 Granting of financial assistance by For For Management Gold Fields and GFIMSA O.4 Authority to give effect to the above For For Management resolutions -------------------------------------------------------------------------------- GOLD FIELDS LTD NEW Ticker: Security ID: S31755101 Meeting Date: NOV 02, 2010 Meeting Type: Annual General Meeting Record Date: NOV 01, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Adoption of financial statements For For Management 2 Resolved that KPMG Inc. was appointed, For For Management in place of PricewaterhouseCoopers Inc., with effect from 20100701, by the Board of Directors to fill a casual vacancy in terms of section 273 of the Companies Act, subject to the approval by the shareholders 3 Re-election of Dr. MA Ramphele as a For For Management Director 4 Re-election of Mr. PA Schmidt as a For For Management Director 5 Re-election of Mr. RL Pennant-Rea as a For For Management Director 6 Re-election of Mr. DMJ Ncube as a For For Management Director 7 Placement of ordinary shares under the For For Management control of the Directors 8 Placement of non-convertible redeemable For For Management preference shares under the control of the Directors 9 Issuing equity securities for cash For For Management 10 Termination of the awarding of rights For For Management to Non-Executive Directors under The Gold Fields Limited 2005 Non-executive share plan 11 Increase of non-executive Directors' For For Management fees S.1 Acquisition of Company's own shares For For Management -------------------------------------------------------------------------------- GOLD FIELDS LTD NEW Ticker: Security ID: S31755101 Meeting Date: MAY 17, 2011 Meeting Type: Annual General Meeting Record Date: MAY 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THIS IS AN AMENDMENT None Did not vote Management TO MEETING ID 815858 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU. CMMT PLEASE NOTE THAT BELOW RESOLUTIONS ARE None Did not vote Management PART A RESOLUTIONS IF THE COMPANIES ACT-71 OF 2008, AS AMENDED ("2008 ACT") HAS TAKEN EFFECT PRIOR TO OR ON THE DATE-OF THE MEETING O.1 Re-appointment of KPMG Inc. as the For For Management auditors O.2 Election of director: Mr MS Moloko For For Management O.3 Re-election of director: Mr K Ansah For For Management O.4 Re-election of director: Mr DN Murray For For Management O.5 Re-election of director: Ms GM Wilson For For Management O.6 Election of the Audit Committee - For For Management Election of Ms GM Wilson (Chair) O.7 Election of the Audit Committee - For For Management Election of Mr RP Menell O.8 Election of the Audit Committee - For For Management Election of Mr DMJ Ncube O.9 Election of the Audit Committee - For For Management Election of Mr RL Pennant-Rea O.10 Approval for the issue of authorised For For Management but unissued ordinary shares O.11 Approval for the issue of authorised For For Management but unissued non-convertible redeemable preference shares O.12 Issuing equity securities for cash For For Management O.13 Endorsement of the Remuneration Policy For For Management S.1 Increase of Audit Committee For For Management non-executive directors' fees S.2 Acquisition of company's own shares For For Management CMMT PLEASE NOTE THAT BELOW RESOLUTIONS ARE None Did not vote Management PART B RESOLUTIONS IF THE COMPANIES ACT-, 81 OF 1973, AS AMENDED ("1973 ACT") IS STILL IN EFFECT AS AT THE DATE OF THE-MEETING O.1 Adoption of the financial statements For For Management O.2 Re-appointment of KPMG Inc. as the For For Management auditors O.3 Election of director: Mr MS Moloko For For Management O.4 Re-election of director: Mr K Ansah For For Management O.5 Re-election of director: Mr DN Murray For For Management O.6 Re-election of director: Ms GM Wilson For For Management O.7 Placement of Unissued ordinary shares For For Management under the control of the directors O.8 Placement of non-convertible redeemable For For Management preference shares under the control of the directors O.9 Issuing equity securities for cash For For Management O.10 Increase of Audit Committee For For Management non-executive directors' fees S.1 Acquisition of company's own shares For For Management -------------------------------------------------------------------------------- GOLD FIELDS LTD NEW Ticker: Security ID: S31755101 Meeting Date: JUN 20, 2011 Meeting Type: Ordinary General Meeting Record Date: JUN 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor S.1 Financial assistance in terms of For For Management section 45 of the Act O.1 Approval for the proposed acquisition For For Management O.2 Authority to give effect to the above For For Management Resolutions -------------------------------------------------------------------------------- GRUPO FINANCIERO BANORTE S A B DE C V Ticker: Security ID: P49501201 Meeting Date: OCT 04, 2010 Meeting Type: Ordinary General Meeting Record Date: SEP 21, 2010 # Proposal Mgt Rec Vote Cast Sponsor I Approve the changes in the Membership For For Management of the Board of Directors II Approve to pay cash dividend in the For For Management amount of MXN 0.17 per share III Receive the report from the outside For For Management Auditor regarding the fiscal situation of the Company IV Approve the designation of a special For For Management delegate or delegates to formalize and carry out, if relevant, the resolutions passed by the general meeting V Approve the preparation, reading and For For Management the general meeting minutes -------------------------------------------------------------------------------- GRUPO FINANCIERO BANORTE S A B DE C V Ticker: Security ID: P49501201 Meeting Date: FEB 18, 2011 Meeting Type: Ordinary General Meeting Record Date: FEB 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor I Designation of members of the board of For For Management directors II Discussion, and if relevant, approval For For Management of a proposal to pay a dividend in cash in the amount of MXN 0.17 per share III Designation of a delegate or delegates For For Management to formalize and execute, if deemed appropriate, the resolutions passed by the meeting IV Preparation, reading and approval of For For Management the meeting minutes -------------------------------------------------------------------------------- GULF KEYSTONE PETE LTD Ticker: Security ID: G4209G108 Meeting Date: JUN 16, 2011 Meeting Type: Annual General Meeting Record Date: JUN 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 That the Directors' Report and audited For For Management consolidated financial statements of the Company for the financial year ended 31 December 2010, together with the Auditor's Report thereon be received 2 That Deloitte LLP be re-appointed as For For Management the Company's auditor to hold office from the conclusion of this meeting until close of the Company's next annual general meeting and that the board of directors of the Company be authorized to determine the Auditor's 3 That Mr Ewen Ainsworth, who is required For For Management to retire by rotation in accordance with the Company's Bye-Laws, be and is hereby reappointed as a director of the Company 4 That Mr John Gerstenlauer, who is For For Management required to retire by rotation in accordance with the Company's Bye-Laws, be and is hereby reappointed as a director of the Company 5 That the authorised share capital of For For Management the Company be increased by USD500,000 to USD70,000,000 by the creation of an additional 50,000,000 new common shares of USD0.01 each ranking pari passu in all respects as one class of shares with the existing common s 6 That in accordance with Bye-Law 51 of Unknown Abstain Management the Company's Bye-Laws the Directors of the Company be and are hereby authorised to reduce the issued share capital of the Company by way of a repurchase of shares, and that pursuant to Bye-Law 52 of the Company's Bye 7 That the draft amended and restated For For Management Bye-Laws produced to the meeting and for the purpose of identification, initialled by the Chairman, incorporating the amendments approved by the directors of the Company and also presented to the meeting, be adopted as -------------------------------------------------------------------------------- HERO HONDA MOTORS LTD Ticker: Security ID: Y3179Z146 Meeting Date: SEP 20, 2010 Meeting Type: Annual General Meeting Record Date: SEP 16, 2010 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT RESOLUTIONS 8, 9 AND None Did not vote Management 10 ARE SHAREHOLDERS' RESOLUTIONS BUT-THE MANAGEMENT BOARD OF THE COMPANY RECOMMENDS THAT THE SHAREHOLDERS VOTE-"FOR" THESE RESOLUTIONS. 1 Receive and adopt the audited balance For For Management sheet of the Company as at 31 MAR 2010 and the profit and loss account for the YE on that date, together with the reports of the Directors and Auditors thereon 2 Approve to confirm the interim Silver For For Management Jubilee Special Dividend of INR 80 per equity share on 19,96,87,500 equity shares of INR 2 each and declare a final dividend of INR 30 per equity share on 19,96,87,500 equity shares of INR 2 each for the FY 2009-10 3 Re-appoint Mr. Analjit Singh as a For Against Management Director, who retires by rotation 4 Re-appoint Dr. Pritam Singh as a For For Management Director, who retires by rotation 5 Re-appoint Mr. Sumihisa Fukuda as a For For Management Director, who retires by rotation 6 Re-appoint Mr. M. Damodaran as a For For Management Director, who retires by rotation 7 Appointment of M/s. A. F. Ferguson & For For Management Co., Chartered Accountants, New Delhi, as the Auditors of the Company from the conclusion of this meeting until the conclusion of the next AGM and approve to fix their remuneration 8 Appointment of Mr. Ravi Nath as a For For Management Director of the Company Act and the period of his office shall be liable to determination by retirement of Directors by rotation 9 Appointment of Dr. Anand C. Burman as a For For Management Director of the Company the period of his office shall be liable to determination by retirement of Directors by rotation 10 Appointment of Mr. Suman Kant Munjal as For For Management a Director of Company and the period of his office shall be liable to determination by retirement of Directors by rotation S.11 Approve, pursuant to the provisions of For For Management Section 163 of the Companies Act, 1956, that the Register of Members and Index of Members of the Company and copies of certificates and documents required to be annexed thereto be kept at the Delhi office of M/s. Kar -------------------------------------------------------------------------------- HERO HONDA MOTORS LTD Ticker: Security ID: Y3179Z146 Meeting Date: JUN 17, 2011 Meeting Type: ExtraOrdinary General Meeting Record Date: JUN 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Change of name of the company For For Management 2 Amendment to articles of association For For Management -------------------------------------------------------------------------------- HON HAI PRECISION INDUSTRY CO LTD Ticker: Security ID: Y36861105 Meeting Date: JUN 08, 2011 Meeting Type: Annual General Meeting Record Date: APR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT IN CASES WHERE THE None Did not vote Management CLIENT INSTRUCTS US TO VOTE AGAINST ANY-PROPOSAL TO BE DISCUSSED AT A SHAREHOLDERS MEETING AND THE VOTING WITH-RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT, WE OR OUR DESIGNEE WILL FILL OUT-THE BALLOT IN RESPECT OF SUCH P A1 The 2010 business operations None Did not vote Management A2 The 2010 audited reports None Did not vote Management A3 The indirect investment in people's None Did not vote Management republic of china A4 The status of the local and Euro None Did not vote Management corporate bonds B1 The 2010 business reports and financial For For Management statements B2 The 2010 profit distribution. Proposed For For Management cash dividend: TWD 1 per share B3 The issuance of new shares from For For Management retained earnings. Proposed stock dividend: 50 for 1,000 SHS held B4 The proposal of capital injection by For For Management issuing new shares for global depositary receipt B5 The revision to the articles of For For Management incorporation B6 Other issues and extraordinary motions Against For Management -------------------------------------------------------------------------------- HOUSING DEVELOPMENT FINANCE CORP LTD Ticker: Security ID: Y37246157 Meeting Date: JUL 14, 2010 Meeting Type: Annual General Meeting Record Date: JUL 12, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Receive and adopt the audited profit For For Management and loss account for the FYE 31 MAR 2010, the balance sheet as at that date and the reports of the Directors and the Auditors thereon 2 Declare a dividend on equity shares For For Management 3 Re-appoint Mr. Keshub Mahindra as a For For Management Director, who retires by rotation 4 Re-appoint Mr. D. M. Sukthankar as a For For Management Director, who retires by rotation 5 Re-appoint Mr. N. M. Munjee as a For For Management Director, who retires by rotation 6 Re-appoint Messrs Deloitte Haskins & For For Management Sells, Chartered Accountants, having Registration No. 117366W issued by the Institute of Chartered Accountants of India, as the Auditors of the Corporation, to hold office as such from the conclusion of this meeting un CONT CONTD authorize the Board of Directors None Did not vote Management of the Corporation, pursuant to the-provisions of Section 228(1) and other applicable provisions, if any, of the-Companies Act, 1956, to appoint Messrs Deloitte Haskins & Sells, Chartered-Accountants as Branch Audito 7 Re-appoint Messrs PKF, Chartered For For Management Accountants, having Registration No. 10 issued by the Ministry of Economy, U.A.E., pursuant to the provisions of Section 228(1) and other applicable provisions, if any, of the Companies Act, 1956, as Branch Auditors of the 8 Appointment of Mr. Deepak S. Parekh as For For Management a Director of the Corporation, in respect of whom the Corporation has received notices in writing along with a deposit of INR 500 each from some Members proposing him as a candidate for the office of Director under t 9 Approve the Members of the Corporation, For For Management pursuant to the provisions of Sections 198, 269 read with Schedule XIII, 309, 310, 311 and other applicable provisions, if any, of the Companies Act, 1956, including any amendment, modification, variation or re- ena CONT CONTD hereinafter referred to as the None Did not vote Management Board which term shall be deemed to-include the Compensation Committee of Directors to determine their salary,-from time to time, within the said salary range; authorize the Board to do-all such acts, deeds, matters 10 Approve the Members of the Corporation, For For Management pursuant to the provisions of Sections 198, 269 read with Schedule XIII, 309, 310, 311 and other applicable provisions, if any, of the Companies Act, 1956, including any amendment, modification, variation or re- ena CONT CONTD including authority, from time None Did not vote Management to time, to determine the amount of-salary and commission as also the type and amount of perquisites, other-benefits and allowances payable to Ms. Renu Sud Karnad , in such manner as-may be agreed to between the Board CONT CONTD other benefits and allowances None Did not vote Management shall not, without the approval of the-Central Government if required , exceed the limits prescribed under Schedule-XIII and other applicable provisions of the Companies Act, 1956, or any-amendment, modification, varia 11 Appointment of Mr. V. Srinivasa Rangan For For Management as a Director of the Corporation, in respect of whom the Corporation has received a notice in writing along with a deposit of INR 500 from a Member proposing him as a candidate for the office of Director under the pr CONT CONTD as specified, which agreement is None Did not vote Management hereby specifically approved and-sanctioned with authority to the Board of Directors of the Corporation-hereinafter referred to as the Board which term shall be deemed to include-the Compensation Committee of Directo CONT CONTD during the term of office of Mr. None Did not vote Management V. Srinivasa Rangan, the remuneration-payable to him by way of salary, commission, perquisites, other benefits and-allowances shall not, without the approval of the Central Government if-required , exceed the limits 12 Approve, pursuant to the provisions of For For Management Section 94 and other applicable provisions, if any, of the Companies Act, 1956, including any amendment, modification, variation or re-enactment thereof and the provisions of the Articles of Association of the Corpor CONT CONTD matters and things including None Did not vote Management issue of fresh share certificates of the-nominal face value of INR 2 per equity share and execute all such agreements,-documents, instruments and writings as may be required in the said-connection, with power to settle a 13 Approve, on the resolution for For For Management sub-division of the nominal face value of equity shares being duly passed and becoming effective as stated in the resolution as specified, the existing Clause V of the Memorandum of Association of the Corporation be deleted S.14 Approve, on the resolution for For For Management sub-division of the nominal face value of equity shares being duly passed and becoming effective as stated in the resolution as specified and pursuant to the provisions of Section 31 and other applicable provisions, if any, -------------------------------------------------------------------------------- HYUNDAI DEVELOPMENT CO - ENGINEERING & CONSTRUCTIO Ticker: Security ID: Y38397108 Meeting Date: MAR 25, 2011 Meeting Type: Annual General Meeting Record Date: DEC 31, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approval of financial statement For For Management 2 Election of directors. candidates: For For Management Chang Min Park, Myeong Hae Choi 3 Approval of remuneration limit of For For Management directors -------------------------------------------------------------------------------- HYUNDAI MOBIS, SEOUL Ticker: Security ID: Y3849A109 Meeting Date: MAR 11, 2011 Meeting Type: Annual General Meeting Record Date: DEC 31, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approval of the 34th income statement, For For Management balance sheet, proposed disposition of retained earning 2 Election of directors: Eui Sun Jung, Ho For For Management Suk Jeon (internal), Tae Woon Lee, Byung Joo Lee, and Chan Wook Park (external) 3 Election of audit committee members: For For Management Tae Woon Lee, Byung Joo Lee, Chan Wook Park 4 Approval of remuneration limit for For For Management director -------------------------------------------------------------------------------- IFCI LTD Ticker: Security ID: Y8743E123 Meeting Date: MAY 18, 2011 Meeting Type: ExtraOrdinary General Meeting Record Date: MAY 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Removal of Shri Vivek Nair, from the For No Action Management office of director of TFCI to consider and, if thought fit, to pass with or without modification(s), the following resolution as an ordinary resolution resolved that pursuant to the provisions of sections 284, 190 of t 2 Removal of Smt Archana Capoor, from the For No Action Management office of director of TFCI to consider and, if thought lit, to pass, with or without modification(s), the following resolutions, as ordinary resolutions resolved that pursuant to the provisions of sections 284, 190 3 Removal of Shri Javed Yunus, from the For No Action Management office of director of TFCI to consider and, if thought fit, to pass with or without modification(s), the following resolution as an ordinary resolution resolved that pursuant to the provisions of sections 284 190 of t 4 Appointment of Shri Satpal Arora, as For No Action Management director of TFCI to consider and, if thought fit, to pass, with or without modification(s), the following resolution as an ordinary resolution resolved that pursuant to the provisions of section 255 of the companies ac 5 Appointment of Shri Rakesh Kapoor as For No Action Management director of TFCI to consider and. if thought fit, to pass. with or without modification(s), the following resolution, as an ordinary resolution resolved t hat pursuant to the provisions of section 255 of the companies 6 Appointment of Dr Raju Sharma, Ex Las For No Action Management as director of TFCI to consider and, if thought fit, to pass with or without modification(s), the following resolution as an ordinary resolution resolved that pursuant to the provisions of section 255 of the companies -------------------------------------------------------------------------------- INDIABULLS REAL ESTATE LTD Ticker: Security ID: Y3912A101 Meeting Date: AUG 11, 2010 Meeting Type: Other Meeting Record Date: JUL 09, 2010 # Proposal Mgt Rec Vote Cast Sponsor S.1 Authorize the Board of Directors of the For No Action Management Company [hereinafter referred to as the 'Board' which term shall be deemed to include any duly authorized Committee thereof for the time being exercising the powers conferred on the Board by this resolution], in acc -------------------------------------------------------------------------------- INFOSYS TECHNOLOGIES LTD Ticker: Security ID: Y4082C133 Meeting Date: JUN 11, 2011 Meeting Type: Annual General Meeting Record Date: JUN 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Adoption of accounts For For Management 2 Declaration of dividend For For Management 3 Re-appointment of Srinath Batni For For Management 4 Re-appointment of Sridar A. Iyengar For For Management 5 Re-appointment of Deepak M. Satwalekar For For Management 6 Re-appointment of Dr. Omkar Goswami For For Management 7 Retirement of K. Dinesh For For Management 8 Appointment of Auditors: B S R & Co., For For Management Chartered Accountants (Firm registration number 101248W) 9 Appointment of R. Seshasayee as a For For Management Director, liable to retire by rotation 10 Appointment of Ravi Venkatesan as a For For Management Director, liable to retire by rotation 11 Appointment of S. Gopalakrishnan as For For Management Whole-time Director 12 Appointment of S. D. Shibulal as Chief For For Management Executive Officer and Managing Director 13 Change in the name of the Company: From For For Management Infosys Technologies Limited to Infosys Limited -------------------------------------------------------------------------------- INFRASTRUCTURE DEVELOPMENT FINANCE CO LTD Ticker: Security ID: Y40805114 Meeting Date: AUG 06, 2010 Meeting Type: Other Meeting Record Date: JUL 08, 2010 # Proposal Mgt Rec Vote Cast Sponsor S.1 Authorize the Board, pursuant to For For Management Section 81, 81(1A) and all other applicable provisions of the Companies Act, 1956, including any statutory modification or re-enactment thereof, for the time being in force [the "Act"], in accordance with the Securities an -------------------------------------------------------------------------------- ITAUSA INVESTIMENTOS ITAU SA, SAO PAULO Ticker: Security ID: P58711105 Meeting Date: APR 29, 2011 Meeting Type: Annual General Meeting Record Date: APR 27, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND None Did not vote Management 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU CMMT PLEASE NOTE THAT THE PREFERRED None Did not vote Management SHAREHOLDERS CAN VOTE ON ITEM 3 ONLY. THANK-YOU. 1 To examine the board of directors None Did not vote Management annual report, the financial statements,-external auditors and of the finance committee and documents opinion report-relating to fiscal year ending December 31, 2010 2 To deliberate on the proposal of budget None Did not vote Management of capital 3 Fix the number of members of the board For For Management and elect its members, and the fiscal council for the next annual term 4 To set the directors, board of None Did not vote Management directors and finance committee global-remuneration -------------------------------------------------------------------------------- IVRCL INFRASTRUCTURES & PROJECTS LTD Ticker: Security ID: Y42154123 Meeting Date: SEP 18, 2010 Meeting Type: Annual General Meeting Record Date: SEP 16, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Receive and adopt the profit & loss For For Management account for the YE 31 MAR 2010, the balance sheet as at that date and the reports of the Board of Directors and the Auditors attached thereto 2 Declare a dividend on equity shares For For Management 3 Re-appoint R. Balarami Reddy as a For For Management Director, who retires by rotation under Article 121 of the Articles of Association of the Company 4 Re-appoint Mr. K. Ashok Reddy as a For For Management Director, who retires by rotation under Article 121 of the Articles of Association of the Company 5 Re-appoint T.N. Chaturvedi as a For For Management Director, who retires by rotation under Article 121 of the Articles of Association of the Company 6 Re-appoint M/s Deloitte Haskins & Sells For For Management and M/s. Chaturvedi & Partners, Chartered Accountants, the retiring Joint Statutory Auditors, as the Joint Statutory Auditors of the Company to hold office from the conclusion of this AGM until the conclusion of the 7 Re-appoint Mr. R. Balarami Reddy as an For For Management Executive Director - Finance & Group Chief Financial Officer, so long as he continues to be a Director liable to retire by rotation; that the remuneration paid to him for the period 01 APR 2010 to 31 AUG 2010 as spec 8 Re-appoint Mr. K. Ashok Reddy as an For For Management Executive Director, so long as he continues to be a Director liable to retire by rotation, the remuneration paid to him for the period 01 APR 2010 to 31 AUG 2010 as specified; Mr. K. Ashok Reddy be paid the following re 9 Authorize the Board of Directors of the For For Management Company, in supercession of the resolution limiting the borrowing powers of the Board of Directors of the Company up to INR 75,000 millions passed at the AGM held on 15 SEP 2008, under Section 293(1)(d) of the Compa -------------------------------------------------------------------------------- IVRCL INFRASTRUCTURES & PROJECTS LTD Ticker: Security ID: Y42154123 Meeting Date: MAR 09, 2011 Meeting Type: Other Meeting Record Date: JAN 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THIS IS AN AMENDMENT None Did not vote Management TO MEETING ID 787953 DUE TO RECEIPT OF P-AST RECORD DATE. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDE-D AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU. CMMT PLEASE NOTE THAT THIS IS A POSTAL None Did not vote Management MEETING ANNOUNCEMENT. A PHYSICAL MEETING IS-NOT BEING HELD FOR THIS COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS ARE NO-T VALID FOR THIS MEETING. IF YOU WISH TO VOTE, YOU MUST RETURN YOUR INSTRUCTIO-NS BY THE INDICATED 1 Special Resolution under Section(s) 16, For For Management 21 & 31 of the Companies Act, 1956 for change of the Company's Name from "IVRCL Infrastructures & Projects Limited" to "IVRCL Limited" and alteration of the Name Clause contained in the Memorandum and Articles of As 2 Ordinary Resolution under Section For For Management 293(1)(d) of the Companies Act, 1956 to accord consent of the company to increase the borrowing powers of the Board of Directors of the Company from INR 8500 Crores to INR 10500 Crores -------------------------------------------------------------------------------- KAZMUNAIGAS EXPL & PRODTN JSC Ticker: Security ID: 48666V204 Meeting Date: DEC 07, 2010 Meeting Type: ExtraOrdinary General Meeting Record Date: NOV 01, 2010 # Proposal Mgt Rec Vote Cast Sponsor cmmt PLEASE NOTE IN THE EVENT THE MEETING None Did not vote Management DOES NOT REACH QUORUM, THERE WILL BE A SE-COND CALL ON 08 DEC 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU. 1 To appoint Ernst & Young LLP as the For For Management audit company for the period between 2011 and 2013 to review interim financial statements for the 6 months as of June 30th, 2011 through 2013 and audit the financial statements of the Company and reporting package prepa -------------------------------------------------------------------------------- KB FINL GROUP INC Ticker: Security ID: Y46007103 Meeting Date: JUL 13, 2010 Meeting Type: ExtraOrdinary General Meeting Record Date: JUN 11, 2010 # Proposal Mgt Rec Vote Cast Sponsor CMMT IN THE KOREAN MARKET, THE VOTE OPTION None Did not vote Management OF "ABSTAIN" IS DETERMINED TO BE-ACCEPTABLE OR NOT IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S REGULATIONS.-PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE TO SEE IF THE RECIPIENT OF-YOUR VOTING INSTRUCTIONS WILL T 1 Elect Yun-Dae EO as a director For For Management -------------------------------------------------------------------------------- KB FINL GROUP INC Ticker: Security ID: Y46007103 Meeting Date: MAR 25, 2011 Meeting Type: Annual General Meeting Record Date: DEC 31, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approval of financial statement For For Management 2 Election of directors: candidates: For For Management Byungdeok Min, Youngrok Lim, Vaughn Richtor, (external) Youngjin Kim, Jaewook Bae, Jongcheon Lee and Sangmoon Ham 3 Election of audit committee members who For For Management are external directors: candidates: Seungeui Koh, Jaewook Bae, Kyungjae Lee, Jongcheon Lee and Sangmoon Ham 4 Approval of limit of remuneration for For For Management directors CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF DIRECTORS AND AUDIT COMM-ITTEE MEMBERS' NAMES. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RE-TURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. TH- ANK YOU. -------------------------------------------------------------------------------- KENMARE RESOURCES PLC Ticker: Security ID: G52332106 Meeting Date: JUN 01, 2011 Meeting Type: Annual General Meeting Record Date: MAY 30, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 To receive and consider the Directors' For For Management Report, the Financial Statements and the Independent Auditor's Report thereon for the year ended 31 December 2010 2.a To re-elect the Director: Ms. S. For For Management Bianchi 2.b To re-elect the Director: Mr. C. For For Management Carvill 2.c To re-elect the Director: Mr. M. For For Management Carvill 2.d To re-elect the Director: Mr. J. For For Management Deysel 2.e To re-elect the Director: Mr. I. Egan For For Management 2.f To re-elect the Director: Mr. S. For For Management Farrell 2.g To re-elect the Director: Mr. T. For For Management Fitzpatrick 2.h To re-elect the Director: Mr. T. For For Management Lowrie 2.i To re-elect the Director: Mr. P. For For Management McAleer 2.j To re-elect the Director: Mr. T. For For Management McCluskey 3 To elect Ms. E. Headon as a Director For For Management 4 To authorise the Directors to fix the For For Management remuneration of the Auditors 5 To authorise the directors to allot For For Management relevant securities (section 20) 6 To empower the Directors to allot For For Management equity securities for cash (section 23 and 24) 7 To maintain existing authority to For For Management convene an EGM by 14 days notice -------------------------------------------------------------------------------- KUNLUN ENERGY CO LTD Ticker: Security ID: G5320C108 Meeting Date: SEP 21, 2010 Meeting Type: Special General Meeting Record Date: SEP 20, 2010 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE IN THE HONG KONG MARKET None Did not vote Management THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE. CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20100905/LTN2 0100905021.pdf 1 Approve the bidding by the Company of For For Management Relevant Equity Interest, the entering into of the Acquisition Agreement and the transactions contemplated under the Acquisition Agreement, details of which are specified in the notice convening the meeting -------------------------------------------------------------------------------- LONMIN PLC, LONDON Ticker: Security ID: G56350112 Meeting Date: JAN 27, 2011 Meeting Type: Annual General Meeting Record Date: JAN 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 To receive the Report and Accounts for For For Management the year ended 30 September 2010 2 To receive and approve the Director For For Management Remuneration Report for the year ended 30 September 2010 3 To declare a final dividend for the For For Management year ended 30 September 2010 of 15 US cents net per share 4 To re-appoint KPMG Audit Plc as the For For Management Company's auditors 5 To authorise the Board to agree the For For Management auditors remuneration 6 To re-elect Roger Phillimore as a For For Management director of the Company 7 To re-elect Ian Farmer as a director of For For Management the Company 8 To re-elect Michael Hartnall as a For For Management director of the Company 9 To re-elect Jonathan Leslie as a For For Management director of the Company 10 To re-elect David Munro as a director For For Management of the Company 11 To re-elect Karen de Segundo as a For For Management director of the Company 12 To re-elect Jim Sutcliffe as a director For For Management of the Company 13 To re-elect Len Konar as a director of For For Management the Company 14 To re-elect Cyril Ramaphosa as a For For Management director of the Company 15 To re-elect Simon Scott as a director For For Management of the Company 16 To re-elect Mahomed Seedat as a For For Management director of the Company 17 To authorise the directors to allot For Against Management shares 18 To authorise the directors to disapply For For Management pre emption rights 19 To authorise the Company to purchase For For Management own shares 20 To authorise a notice period of 14 days For For Management for general meetings other than AGMs 21 To adopt the new Annual Share Awards For For Management Plan -------------------------------------------------------------------------------- MAHINDRA & MAHINDRA LTD Ticker: Security ID: Y54164150 Meeting Date: JUL 28, 2010 Meeting Type: Annual General Meeting Record Date: JUL 26, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Receive and adopt the audited Balance For For Management Sheet as at 31 MAR 2010 and the Profit and Loss Account for the YE on that date and the Reports of the Directors and the Auditors thereon 2 Declare a dividend on Ordinary Equity For For Management Shares 3 Re-elect Mr. Keshub Mahindra as a For For Management Director, who retires by rotation 4 Re-elect Mr. Anupam Puri as a Director, For For Management who retires by rotation 5 Re-elect Dr. A. S. Ganguly as a For For Management Director, who retires by rotation 6 Re-elect Mr. R. K. Kulkarni as a For For Management Director, who retires by rotation 7 Re-appoint, pursuant to section 224 of For For Management the Companies Act, 1956, Messrs. Deloitte Haskins & Sells, Chartered Accountants ICAI Registration Number 117364W , the retiring Auditors of the Company, as the Auditors of the Company to hold office from the conclu 8 PLEASE NOTE THAT ALTHOUGH THIS IS Against For Shareholder RESOLUTION IS A SHAREHOLDER PROPOSAL, MANAGEMENT RECOMMENDS TO VOTE FOR THIS RESOLUTION NOT AGAINST: appointment of Mr. A.K Nanda as a Director of the Company, liable to retire by rotation S.9 Approve to pay to the Directors who are For For Management neither in the whole-time employment of the Company nor the Managing Director, Executive Director(s) and such of the remainder as may not desire to participate, shall, for a period of 5 years with effect from 01 NOV S.10 Authorize the Board, in accordance with For Against Management the provisions of the Articles of Association of the Company, Sections 79A, 81 and all other applicable provisions, if any, of the Companies Act, 1956 the Act including any statutory modification(s) or re-enactment CONT CONTD agreed to by the Board of None Did not vote Management Directors of the Company hereinafter-referred to as the Board which term shall be deemed to include the-Remuneration/Compensation Committee , to introduce and implement the Mahindra-& Mahindra Limited Employees Stock Option CONT CONTD including None Did not vote Management Options/Warrants/Restricted Stock Units Options , equity-shares issued through American Depository Receipts ADRs and/or Global-Depository Receipts GDRs and/or any other instruments or Securities of the-Company which could give rise to CONT CONTD price and on such terms and None Did not vote Management conditions as may be fixed or determined by-the Board in accordance with the Scheme, the Guidelines and other provisions-of the law as may be prevailing at that time; the Securities may be allotted-directly to such Employ CONT CONTD and for the purpose of creating, None Did not vote Management offering, issuing, allotting and-listing of the Securities and/or for the purpose of complying with any-Guidelines or Regulations that may be issued from time to time by any-appropriate authority, on behalf of the Co CONT CONTD and do all such acts, deeds, None Did not vote Management matters and things as it may, in its-absolute discretion, deem necessary for such purpose and with power on behalf-of the Company to settle any questions, difficulties or doubts that may arise-in this regard without requ S.11 Authorize the Board, in accordance with For Against Management the provisions of the Articles of Association of the Company, sections 79A, 81 and all other applicable provisions, if any, of the Companies Act, 1956 the Act including any statutory modification(s) or re-enactment CONT CONTD which may be agreed to by the None Did not vote Management Board of Directors of the Company-hereinafter referred to as the Board which term shall be deemed to include-the Remuneration/Compensation Committee , to extend the benefits of Mahindra-& Mahindra Limited Employees Stoc CONT CONTD the Scheme from time to time, None Did not vote Management provided such variation, modifications,-alterations or revisions are not detrimental to the interests of the-Employees/Directors; and for the purpose of giving effect to this Resolution,-to determine terms and condition -------------------------------------------------------------------------------- MAHINDRA & MAHINDRA LTD Ticker: Security ID: Y54164150 Meeting Date: OCT 29, 2010 Meeting Type: Court Meeting Record Date: OCT 27, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1. The arrangement embodied in the scheme For For Management of arrangement between Mahindra Shubhlabh Services Limited and Mahindra and Mahindra Limited and their respective shareholders -------------------------------------------------------------------------------- MASSMART HOLDINGS LTD Ticker: Security ID: S4799N114 Meeting Date: NOV 24, 2010 Meeting Type: Annual General Meeting Record Date: NOV 23, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.O.1 Resolved that the annual financial For For Management statements of the Company and the Group for the year ended 27TH June 2010, circulated together with this notice, be and are hereby adopted 2.O.2 Resolved that Mr. KD Dlamini, who For For Management retires by rotation and has offered himself for re-election, be and is hereby re-elected to the Board of Directors of the Company 3.O.3 Resolved that Dr NN Gwagwa, who retires For For Management by rotation and has offered herself for re-election, be and is hereby re-elected to the Board of Directors of the Company 4.O.4 Resolved that Mr. MJ Lamberti, who For For Management retires by rotation and has offered himself for re-election, be and is hereby re-elected to the Board of Directors of the Company 5.O.5 Resolved that Ms P Langeni, who retires For For Management by rotation and has offered herself for re-election, be and is hereby re-elected to the Board of Directors of the Company 6.O.6 Resolved that Mr. IN Matthews, who For For Management retires by rotation and has offered himself for re-election, be and is hereby re-elected to the Board of Directors of the Company 7.O.7 Resolved that the Non-Executive For For Management Directors' annual remuneration for the 2011 financial year, be approved 8.O.8 Resolved that Deloitte & Touche (with For For Management Mr. Andre Dennis as the Audit Partner) be and are hereby re-elected as the Company's Auditors for the ensuing financial year, as approved by the Massmart Audit Committee and recommended to shareholders 9.O.9 Resolved that the appointments of the For For Management following as Members of the Audit Committee be and are hereby ratified and confirmed: IN Matthews, CS Seabrooke, P Maw and P Langeni 10O10 Resolved that all the ordinary shares For For Management in the authorised but unissued share capital of the Company be and are hereby placed under the control of the Directors in terms of Section 221 (2) of the Companies Act, No.61 of 1973, as amended (the Act), who shall 11O11 Resolved that, subject to the JSE For For Management Listings Requirements, the Directors be and are hereby authorised to issue the ordinary shares in the authorised but unissued share capital of the Company for cash to such person or persons on such terms and conditions as 12O12 Resolved that, in terms of Schedule 14 For For Management of the JSE Listings Requirements and in accordance with Section 222 of the Act, where applicable, the Company hereby amends the rules of the Massmart Holdings Limited Employee Share Scheme (first adopted by the Compa 13S.1 Resolved that, the Company and /or its For For Management subsidiaries be and are hereby authorised in terms of Sections 85(2) and 85(3) of the Companies Act, No. 61 of 1973, as amended (the Act), and the JSE Limited (JSE) Listings Requirements,(JSE Listings Requirements), 14S.2 Resolved that, Article 43.1.7 of the For For Management Articles of Association of the Company be and is hereby amended by the replacement of the words Black Management Trust with Black Scarce Skills Trust 15S.3 Resolved that Article 43.2.12 of the For For Management Articles of Association of the Company be and is hereby deleted in its entirety and replaced with the following, A B Preference Share shall, unless it is converted into an ordinary share in the Company pursuant to the -------------------------------------------------------------------------------- MASSMART HOLDINGS LTD Ticker: Security ID: S4799N114 Meeting Date: JAN 17, 2011 Meeting Type: Scheme Meeting Record Date: JAN 13, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 To consider the scheme in terms of For For Management which Walmart will acquire 51 (fifty one) Massmart ordinary shares from each Massmart ordinary shareholder (other than the excluded shareholders) for every 100 (one hundred) Massmart ordinary shares held for the scheme c -------------------------------------------------------------------------------- MASSMART HOLDINGS LTD Ticker: Security ID: S4799N114 Meeting Date: JAN 17, 2011 Meeting Type: Ordinary General Meeting Record Date: JAN 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Resolved that the requirement contained For For Management in Rule 8 of SRP Code, that following the implementation of the Scheme, Walmart is obligated to make a mandatory offer to all Massmart ordinary shareholders, be and is hereby expressly waived 2 Resolved that in terms of Schedule 14 For For Management of the Listings Requirements of the JSE Limited (JSE) and subject to the approval of the JSE, and in accordance with s222 of the Companies Act No. 61 of 1973, as amended, where applicable, that the rules of the Massma -------------------------------------------------------------------------------- MEDIATEK INCORPORATION Ticker: Security ID: Y5945U103 Meeting Date: JUN 15, 2011 Meeting Type: Annual General Meeting Record Date: APR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT IF YOU WISH TO EXPRESS YOUR DISSENSION None Did not vote Management PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE. THANK YOU. CMMT PLEASE NOTE THAT IN CASES WHERE THE None Did not vote Management CLIENT INSTRUCTS US TO VOTE AGAINST ANY-PROPOSAL TO BE DISCUSSED AT A SHAREHOLDERS MEETING AND THE VOTING WITH-RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT, WE OR OUR DESIGNEE WILL FILL OUT-THE BALLOT IN RESPECT OF SUCH P A.1 The 2010 business operations None Did not vote Management A.2 The 2010 audited reports None Did not vote Management A.3 The status of endorsement and guarantee None Did not vote Management B.1 The 2010 business reports and financial For For Management statements B.2 The 2010 profit distribution.-proposed For For Management cash dividend: TWD20 per share B.3 To merge Ralink Technology Corp / For For Management TW0003534004 company via shares swap by new shares issuance B.4 The revision to the procedures of For For Management monetary loans and endorsement and guarantee B.5 The revision to the articles of For For Management incorporation B.6 The revision to the procedures of the For For Management election of the directors and supervisors B.7 Other issues and extraordinary motions Against For Management CMMT PLEASE NOTE THERE ARE TWO PARTS TO THIS None Did not vote Management MEETING ANNUAL SHAREHOLDER MEETING AS-WELL AS MERGER OR SPIN OFF. PLEASE CONTACT YOUR GLOBAL CUSTODIAN CLIENT IF YOU-WISH TO PARTICIPATE IN THE SPIN OFF EVENT. CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF ADDITIONAL COMMENT. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- MERCADOLIBRE, INC. Ticker: MELI Security ID: 58733R102 Meeting Date: JUN 14, 2011 Meeting Type: Annual Record Date: APR 20, 2011 # Proposal Mgt Rec Vote Cast Sponsor 01.1 DIRECTOR - ANTON J. LEVY For For Management 01.2 DIRECTOR - MICHAEL SPENCE For For Management 01.3 DIRECTOR - MARIO EDUARDO VAZQUEZ For For Management 02 ADVISORY VOTE ON THE COMPENSATION OF For For Management OUR NAMED EXECUTIVE OFFICERS 03 ADVISORY VOTE ON THE FREQUENCY OF 1 Year 1 Year Management FUTURE ADVISORY VOTES ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS 04 RATIFICATION OF THE APPOINTMENT OF For For Management DELOITTE & CO. S.R.L. AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2011 -------------------------------------------------------------------------------- NASPERS LTD Ticker: Security ID: S53435103 Meeting Date: AUG 27, 2010 Meeting Type: Annual General Meeting Record Date: AUG 26, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve the annual financial statements For For Management 2 Approve the confirmation of dividends For For Management 3 Approve the Non-Executive Directors For For Management remuneration 4 Re-appoint PricewaterhouseCoopers Inc For For Management as the Auditors 5 Appointment of Professor D. Meyer as a For For Management Director 6.1 Re-elect Mr. T. Vosloo as a Director For For Management 6.2 Re-elect Mr. N.P. Van Heerden as a For For Management Director 6.3 Re-elect Mr. H.S.S. Willemse as a For For Management Director 6.4 Re-elect Mr. L.N. Jonker as a Director For For Management 7 Grant authority for placing unissued For For Management shares under the control of the Directors 8 Approve the issue of shares for cash For For Management 9 Amend the trust deed of the Naspers For For Management Share Incentive Scheme prescribed by Schedule 14 of the JSE Listings Requirements 10 Grant special authority for the Board For Against Management of Directors of Naspers to allot issue and make application to the JSE for the listing of Naspers N ordinary shares to the Naspers group share based incentive schemes S.1 Authorize the Company or its For For Management subsidiaries to acquire N ordinary shares in the Company S.2 Authorize the Company or its For For Management subsidiaries to acquire A ordinary shares in the Company 11 Grant authority to implement all For For Management resolutions adopted at the AGM -------------------------------------------------------------------------------- NHN CORP, SONGNAM Ticker: Security ID: Y6347M103 Meeting Date: MAR 25, 2011 Meeting Type: Annual General Meeting Record Date: DEC 31, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approval of financial statement For For Management 2 Approval of partial amendment to For For Management articles of incorporation 3.1.1 Election of inside director: Sang Heon For For Management Kim 3.1.2 Election of inside director: Jun Ho Lee For For Management 3.1.3 Election of inside director: In Jun For For Management Hwang 3.2 Election of outside director : Jae For For Management Seung Yoon 4 Election of audit committee member : For For Management Jae Seung Yoon 5 Approval of limit of remuneration for For For Management directors -------------------------------------------------------------------------------- OGX PETROLEO E GAS PARTICIPACOES S A Ticker: Security ID: P7356Y103 Meeting Date: SEP 28, 2010 Meeting Type: ExtraOrdinary General Meeting Record Date: SEP 24, 2010 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND None Did not vote Management 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU 1 Approve the vote to be cast by the For For Management Company, in a meeting of owners of the subsidiary Ogx Petroleo E Gas Ltda. from here onwards Ogx Ltda. relative to the decision for the spinoff of Ogx Ltda from here onwards the spinoff, with the transfer of a portion of 2 Election of Eduardo Karrer, Luiz For For Management Eduardo Guimaraes Carneiro and Paulo Monteiro Barbosa Filho to the vacant positions on the Board of Directors of the Company 3 Amendment of Article 5 of the Corporate For Against Management Bylaws of the Company, bearing in mind the exercise of the right to subscribe to shares resulting from the stock option program for common shares issued by the Company, which was approved at the EGM held on 30 APR 2 4 Amend the Article 14 of the Corporate For For Management Bylaws of the Company and their later consolidation in such a way as to adapt the names and duties of the Executive Committee of the Company to its current composition 5 Approve the extension of the stock For Against Management option program for common shares issued by the Company, in accordance with the terms of Article 168, paragraph 3, of law number 6404.76, until 31 DEC 2015 -------------------------------------------------------------------------------- OGX PETROLEO E GAS PARTICIPACOES S A Ticker: Security ID: P7356Y103 Meeting Date: APR 27, 2011 Meeting Type: Annual General Meeting Record Date: APR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE CMMT PLEASE NOTE THAT SHAREHOLDERS None Did not vote Management SUBMITTING A VOTE TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR AGAINST OF THE DEF CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND None Did not vote Management 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU I To examine, discuss and approve the For For Management financial statements and independent auditors report relating to the fiscal year that ended on December 31, 2010 II Destination of the year end results of For For Management 2010 III To elect and to re-elect the members of For For Management the board of directors IV To set the global remuneration of the For For Management directors -------------------------------------------------------------------------------- OGX PETROLEO E GAS PARTICIPACOES S A Ticker: Security ID: P7356Y103 Meeting Date: APR 27, 2011 Meeting Type: ExtraOrdinary General Meeting Record Date: APR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND None Did not vote Management 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU 1 To amend article 5 of the corporate For For Management bylaws of the company and its later consolidation, bearing in mind recent issuances of shares by the management resulting from the exercise of a share subscription options granted by the company to its workers within th -------------------------------------------------------------------------------- OIL CO LUKOIL Ticker: Security ID: 677862104 Meeting Date: JUN 23, 2011 Meeting Type: Annual General Meeting Record Date: MAY 06, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 To approve the Annual Report of OAO For For Management "LUKOIL" for 2010 and the annual financial statements, including the income statements (profit and loss accounts) of the Company, and the distribution of profits: The net profit of OAO "LUKOIL" for distribution for 2010 CONT CONTD the death of a shareholder, None Did not vote Management repeat payment of dividends will be-performed after information is provided to OAO Registrator NIKoil-(hereinafter the "Registrar") on changes in payment and other details and the-relevant amendments are made to the share CMMT PLEASE NOTE THAT CUMULATIVE VOTING None Did not vote Management APPLIES TO THIS RESOLUTION REGARDING THE-ELECTION OF DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS-MEETING. PLEASE NOTE THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE CUMULATED.-PLEASE CONTACT YOUR CLIENT SERV 2.1 To elect a member of the Board of For Against Management Directors of OAO "LUKOIL": ALEKPEROV, Vagit Yusufovich 2.2 To elect a member of the Board of For For Management Directors of OAO "LUKOIL": BELIKOV, Igor Vyacheslavovich 2.3 To elect a member of the Board of For For Management Directors of OAO "LUKOIL": BLAZHEEV, Victor Vladimirovich 2.4 To elect a member of the Board of For Against Management Directors of OAO "LUKOIL": GRAYFER, Valery Isaakovich 2.5 To elect a member of the Board of For For Management Directors of OAO "LUKOIL": GREF, Herman Oskarovich 2.6 To elect a member of the Board of For For Management Directors of OAO "LUKOIL": IVANOV, Igor Sergeevich 2.7 To elect a member of the Board of For Against Management Directors of OAO "LUKOIL": MAGANOV, Ravil Ulfatovich 2.8 To elect a member of the Board of For For Management Directors of OAO "LUKOIL": MATZKE, Richard 2.9 To elect a member of the Board of For Against Management Directors of OAO "LUKOIL": MIKHAILOV, Sergei Anatolievich 2.10 To elect a member of the Board of For For Management Directors of OAO "LUKOIL": MOBIUS, Mark 2.11 To elect a member of the Board of For For Management Directors of OAO "LUKOIL": MOSCATO, Guglielmo Antonio Claudio 2.12 To elect a member of the Board of For For Management Directors of OAO "LUKOIL": SHOKHIN, Alexander Nikolaevich 3 To appoint Vagit Yusufovich ALEKPEROV For For Management President of OAO "LUKOIL" 4.1 To elect the Audit Commission candidate For For Management approved by the Board of Directors of OAO "LUKOIL": KONDRATIEV, Pavel Gennadievich 4.2 To elect the Audit Commission candidate For For Management approved by the Board of Directors of OAO "LUKOIL": NIKITENKO, Vladimir Nikolaevich 4.3 To elect the Audit Commission candidate For For Management approved by the Board of Directors of OAO "LUKOIL": SHENDRIK, Mikhail Mikhailovich 5.1 To pay remuneration and reimburse For For Management expenses to members of the Board of Directors of OAO "LUKOIL" according to Appendix No.1 5.2 To establish remuneration for newly For For Management elected members of the Board of Directors of OAO "LUKOIL" according to Appendix No.2 6.1 To pay remuneration to each of the For For Management members of the Audit Commission of OAO "LUKOIL" in the amount established by decision of the Annual General Shareholders Meeting of OAO "LUKOIL" of 26 June 2008 (Minutes No. 1): 2,600,000 roubles 6.2 To establish remuneration for newly For For Management elected members of the Audit Commission of OAO "LUKOIL" in the amount of 2,730,000 roubles 7 To approve the independent auditor of For For Management OAO "LUKOIL"-Closed Joint Stock Company KPMG 8 To approve a new version of the Charter For For Management of Open Joint Stock Company "Oil company "LUKOIL" pursuant to the appendix hereto 9 To approve amendments to the For For Management Regulations on the Procedure for Preparing and Holding the General Shareholders Meeting of OAO "LUKOIL", pursuant to the appendix hereto 10 To approve an interested-party For For Management transaction - Policy (contract) on insuring the liability of directors, officers and corporations between OAO "LUKOIL" and OAO Kapital Strakhovanie, on the terms and conditions indicated in the appendix hereto -------------------------------------------------------------------------------- PARKSON RETAIL GROUP LTD Ticker: Security ID: G69370115 Meeting Date: MAY 20, 2011 Meeting Type: Annual General Meeting Record Date: MAY 13, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110414/LTN2 0110414412.pdf CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU. 1 To receive the audited consolidated For For Management financial statements and the reports of the Directors and auditors for the year ended 31 December 2010 2 To approve the declaration of a final For For Management dividend of RMB0.10 per share 3.i.a To re-elect Cheng Yoong Choong as a For For Management Director of the Company 3.i.b To re-elect Werner Josef Studer as a For For Management Director of the Company 3.ii To authorize the Board Of Directors to For For Management fix the Directors' remuneration 4 To re-appoint Messrs. Ernst & Young as For For Management auditors and authorize the Board Of Directors to fix their remuneration 5A Ordinary Resolution - To grant a For For Management general mandate to the Directors to repurchase shares up to a maximum of 10percent of the existing issued share capital of the Company 5B Ordinary Resolution - To grant a For For Management general mandate to the Directors to allot, issue or deal with new shares up to a maximum of 20percent of the existing issued share capital of the Company 5C Ordinary Resolution - To extend the For For Management general mandate granted to the Directors to issue new shares by the number of shares repurchased CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- PETROLEO BRASILEIRO S.A. - PETROBRAS Ticker: PBR Security ID: 71654V408 Meeting Date: AUG 12, 2010 Meeting Type: Special Record Date: JUL 30, 2010 # Proposal Mgt Rec Vote Cast Sponsor 01 RATIFYING THE ENGAGEMENT OF For For Management PRICEWATERHOUSECOOPERS CORPORATE FINANCE & RECOVERY LTDA. ("PWC"), TO PREPARE A VALUATION REPORT OF 4 (FOUR) LETRAS FINANCEIRAS DO TESOURO (FEDERAL TREASURY BILLS) ISSUED BY THE BRAZILIAN FEDERAL GOVERNMENT (THE "VALUATION REPO 02 APPROVING THE CRITERIA AND METHODOLOGY For For Management TO ESTABLISH THE VALUE OF THE LFTS, AS PROPOSED BY PWC IN THE VALUATION REPORT (THE "VALUATION CRITERIA") 03 DELEGATING AUTHORITY TO THE BOARD OF For For Management DIRECTORS OF THE COMPANY TO RATIFY THE FINAL VALUE OF EACH OF THE LFTS SERIES, AS APPEAR IN THE VALUATION REPORT PURSUANT TO THE VALUATION CRITERIA -------------------------------------------------------------------------------- PETROLEO BRASILEIRO S.A. - PETROBRAS Ticker: PBR Security ID: 71654V408 Meeting Date: DEC 07, 2010 Meeting Type: Special Record Date: NOV 19, 2010 # Proposal Mgt Rec Vote Cast Sponsor 01 APPROVE THE INCORPORATION PROTOCOL AND For For Management JUSTIFICATION SIGNED BETWEEN MARLIM PARTICIPACOES S.A. AND THE COMPANY ON 11/04/2010 02 APPROVE THE INCORPORATION PROTOCOL AND For For Management JUSTIFICATION SIGNED BETWEEN NOVA MARLIM PARTICIPACOES S.A. AND THE COMPANY ON 11/04/2010 03 RATIFY THE HIRING OF KPMG AUDITORES For For Management INDEPENDENTES BY THE COMPANY TO PREPARE THE ASSESSMENT REPORTS FOR MARLIM PARTICIPACOES S.A. AND NOVA MARLIM PARTICIPACOES S.A. ("ASSESSMENT REPORTS"), UNDER THE TERMS OF PARAGRAPH 1 OF ARTICLE 227 OF ACT 6404/76, AS AM 04 APPROVE THE ASSESSMENT REPORTS PREPARED For For Management BY KPMG AUDITORES INDEPENDENTES AT BOOK VALUE FOR THE ASSESSMENT OF THE NET WORTH OF MARLIM PARTICIPACOES S.A. AND OF NOVA MARLIM PARTICIPACOES S.A. 05 APPROVE THE INCORPORATION OF MARLIM For For Management PARTICIPACOES S.A. AND NOVA MARLIM PARTICIPACOES S.A. INTO THE COMPANY, WITH NO INCREASE TO THE COMPANY'S JOINT STOCK -------------------------------------------------------------------------------- PETROLEO BRASILEIRO S.A. - PETROBRAS Ticker: PBR Security ID: 71654V408 Meeting Date: JAN 31, 2011 Meeting Type: Special Record Date: JAN 03, 2011 # Proposal Mgt Rec Vote Cast Sponsor A MERGER OF COMPERJ BASIC PETROCHEMICALS For For Management S.A. ("UPB") AND OF COMPERJ PET S.A. ("PET") INTO PETROBRAS, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT. B APPROVE THE PROPOSED AMENDMENT TO For For Management PETROBRAS' BYLAWS, UNDER THE TERMS, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT. -------------------------------------------------------------------------------- PETROLEO BRASILEIRO S.A. - PETROBRAS Ticker: PBR Security ID: 71654V408 Meeting Date: APR 04, 2011 Meeting Type: Special Record Date: MAR 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor 01 CHANGE IN THE WORDING OF THE CAPUT OF For For Management ARTICLE 20 OF THE COMPANY'S BYLAWS, BY EXCLUDING THE WORD "UP TO", AND ESTABLISHING THE NUMBER OF DIRECTORS. 02 MERGER OF COMPANHIA MEXILHAO DO BRASIL For For Management TO PETROBRAS. -------------------------------------------------------------------------------- PETROLEO BRASILEIRO S.A. - PETROBRAS Ticker: PBR Security ID: 71654V408 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor O1 THE MANAGEMENT REPORT, FINANCIAL For For Management STATEMENTS AND FISCAL BOARD'S REPORT OF FISCAL YEAR OF 2010 O2 CAPITAL BUDGET FOR 2011 For For Management O3 DISTRIBUTION OF THE INCOME OF YEAR 2010 For For Management O4 ELECTION OF MEMBERS TO THE BOARD OF For For Management DIRECTORS O5 ELECTION OF THE CHAIRMAN OF THE BOARD For For Management OF DIRECTORS O6 ELECTION OF MEMBERS TO THE FISCAL BOARD For For Management AND THEIR RESPECTIVE SUBSTITUTES O7 ESTABLISHMENT OF THE COMPENSATION OF For For Management MANAGEMENT AND EFFECTIVE MEMBERS OF THE FISCAL BOARD E1 CAPITAL INCREASE For For Management -------------------------------------------------------------------------------- PETROPAVLOVSK PLC Ticker: Security ID: G5555S109 Meeting Date: MAY 19, 2011 Meeting Type: Annual General Meeting Record Date: MAY 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 To receive and adopt the accounts and For For Management the reports of the Directors and auditors thereon 2 To receive and approve the Directors' For Against Management Remuneration Report 3 To declare a final dividend For For Management 4 To re-appoint Deloitte LLP as auditors For For Management of the Company 5 To authorise the Directors to fix the For For Management remuneration of the auditors 6 To re-appoint Dr. Alfiya Samokhvalova For For Management as a Director of the Company 7 To re-appoint Mr. Andrey Maruta as a For For Management Director of the Company 8 To re-appoint Mr. Martin Smith as a For For Management Director of the Company 9 To re-elect Mr. Peter Hambro as a For For Management Director of the Company 10 To re-elect Dr. Pavel Maslovskiy as a For For Management Director of the Company 11 To re-elect Mr. Brian Egan as a For For Management Director of the Company 12 To re-elect Dr. Graham Birch as a For For Management Director of the Company 13 To re-elect Sir Malcolm Field as a For For Management Director of the Company 14 To re-elect Lord Guthrie as a Director For For Management of the Company 15 To re-elect Sir Roderic Lyne as a For For Management Director of the Company 16 To re-elect Mr. Charles McVeigh as a For For Management Director of the Company 17 To increase the Company's borrowing For For Management powers 18 To authorise the Directors to allot For For Management shares 19 To disapply statutory pre-emption For For Management rights 20 To authorise the Company to purchase For For Management shares 21 To allow general meetings to be called For For Management on 14 days' clear notice 22 Cancellation of the Company's share For For Management premium account -------------------------------------------------------------------------------- PING AN INSURANCE (GROUP) COMPANY OF CHINA LTD Ticker: Security ID: Y69790106 Meeting Date: JUN 16, 2011 Meeting Type: Annual General Meeting Record Date: MAY 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110406/LTN2 01104061332.pdf 1 To consider and approve the report of For For Management the Board of Directors of the Company for the year ended December 31, 2010 2 To consider and approve the report of For For Management the Supervisory Committee of the Company for the year ended December 31, 2010 3 To consider and approve the annual For For Management report of the Company and its summary for the year ended December 31, 2010 4 To consider and approve the report of For For Management the auditors and audited financial statements of the Company for the year ended December 31, 2010 5 To consider and approve the profit For For Management distribution plan and the recommendation for the final dividend for the year ended December 31, 2010 6 To consider and approve the For For Management re-appointment of Ernst & Young Hua Ming as the PRC auditors and Ernst & Young as the international auditors of the Company to hold office until the conclusion of the next annual general meeting and to authorize the Board of Di 7 To consider and approve the For For Management re-designation of Mr. Cheung Chi Yan, Louis as a Non-executive Director of the Company 8 To consider and approve the appointment For For Management of Mr. Woo Ka Biu, Jackson as an Independent Non-executive Director of the Company 9 To consider and approve the proposed For For Management amendments to the Articles of Association of the Company, and to authorize the Board of Directors to make further amendments to the Articles of Association of the Company that it considers necessary, appropriate or exp -------------------------------------------------------------------------------- PT ASTRA INTL TBK Ticker: Security ID: Y7117N149 Meeting Date: MAY 06, 2011 Meeting Type: Annual General Meeting Record Date: APR 20, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approval of the annual report and For For Management ratification of the financial statement of the company for book year 2010 2 Determination on the appropriation of For For Management the company's net profit for book year 2010 3 Appointment of the members of board of For For Management directors of the company and determine the salary and honorarium of the company's board 4 Appointment of the public accountant For For Management firm for book year 2011 -------------------------------------------------------------------------------- PT BANK MANDIRI (PERSERO) TBK Ticker: Security ID: Y7123S108 Meeting Date: JUL 05, 2010 Meeting Type: ExtraOrdinary General Meeting Record Date: JUN 18, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve to change the composition of Unknown Abstain Management the Company's Board Members -------------------------------------------------------------------------------- PT BANK MANDIRI (PERSERO) TBK Ticker: Security ID: Y7123S108 Meeting Date: JAN 28, 2011 Meeting Type: ExtraOrdinary General Meeting Record Date: JAN 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approval to increase paid in and paid For For Management out capital by rights issue source, ksei, 28 DEC 2010 CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO ADDITION OF TEXT IN RESOLUTION 1 AN-D CHANGE IN MEETING TIME. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NO-T RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS-. THANK YOU. -------------------------------------------------------------------------------- PT BK RAKYAT Ticker: Security ID: Y0697U104 Meeting Date: NOV 24, 2010 Meeting Type: ExtraOrdinary General Meeting Record Date: NOV 08, 2010 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THIS IS AN AMENDMENT None Did not vote Management TO MEETING 755002 DUE TO DELETION OF A R-ESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU. 1 Approval to acquire the shares owned by For For Management Plantation Pension Fund [DAPENBUN] minimum 76% in Pt Bank Agroniaga TBK including acquisition design concept and acquisition deed 2 Approval the stock split and the change For For Management of Article of Association Chapter 4 relating with the stock split -------------------------------------------------------------------------------- PT BUMI RES TBK Ticker: Security ID: Y7122M110 Meeting Date: JUN 27, 2011 Meeting Type: ExtraOrdinary General Meeting Record Date: JUN 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approval to pledge a substantial of For For Management company's assets with regard in receiving credit facility from third party 2 Amendment to the article of association For For Management of the company -------------------------------------------------------------------------------- PT BUMI RES TBK Ticker: Security ID: Y7122M110 Meeting Date: JUN 27, 2011 Meeting Type: Annual General Meeting Record Date: JUN 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approval board of directors annual For For Management report for book year ended 31 Dec 2010 2 Approval financial report for book year For For Management ended 31 Dec 2010 3 Approval utilization company net profit For For Management for book year 2010 4 Approval to appoint public accountant For For Management to audit company books for book year 2011 and determine their honorarium -------------------------------------------------------------------------------- PT SEMEN GRESIK PERSERO TBK Ticker: Security ID: Y7142G168 Meeting Date: MAR 11, 2011 Meeting Type: ExtraOrdinary General Meeting Record Date: FEB 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Change on board of directors and Unknown Abstain Management commissioners structure CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO CHANGE IN TEXT OF RESOLUTION 1. IF-YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLE-SS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- PT SEMEN GRESIK PERSERO TBK Ticker: Security ID: Y7142G168 Meeting Date: JUN 28, 2011 Meeting Type: Annual General Meeting Record Date: JUN 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 The board of directors report for book For For Management year ended Dec. 2010 and ratification on company's financial statement for book year ended Dec. 2010 as well as acquit et de charge to the company's board 2 Ratification on the annual report of For For Management community and development program and acquit et de charge the company's board 3 Utilisation on company's profit for For For Management book year ended Dec. 2010 4 Determination on tantiem and salary and For For Management honorarium for company's board 5 Appointment of public accountant for For For Management book year 2011 -------------------------------------------------------------------------------- PUBLIC BANK BHD Ticker: Security ID: Y71497112 Meeting Date: MAR 14, 2011 Meeting Type: Annual General Meeting Record Date: MAR 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor O.1 To receive the Audited Financial For For Management Statements for the financial year ended 31 December 2010 and the Reports of the Directors and Auditors thereon O.2 To re-elect the following Director who For For Management retires by rotation pursuant to Article 111 of the Company's Articles of Association: Dato' Sri Lee Kong Lam O.3 To re-elect the following Director who For For Management retires by rotation pursuant to Article 111 of the Company's Articles of Association: Dato' Haji Abdul Aziz bin Dato' Dr. Omar O.4 To consider and if thought fit, to pass For For Management the following Ordinary Resolutions in accordance with Section 129 of the Companies Act, 1965: That Tan Sri Dato' Sri Dr. Teh Hong Piow, retiring pursuant to Section 129 of the Companies Act, 1965, be and is hereby r O.5 To consider and if thought fit, to pass For For Management the following Ordinary Resolutions in accordance with Section 129 of the Companies Act, 1965: That Tan Sri Datuk Seri Utama Thong Yaw Hong, retiring pursuant to Section 129 of the Companies Act, 1965, be and is here O.6 To approve the payment of Directors' For For Management fees of MYR1,595,000 for the financial year ended 31 December 2010 O.7 To re-appoint Messrs KPMG as Auditors For For Management of the Company for the financial year ending 31 December 2011 and to authorise the Directors to fix the Auditors' remuneration O.8 That, subject to the Companies Act, For For Management 1965, the Memorandum and Articles of Association of the Company and the requirements of Bank Negara Malaysia, Bursa Malaysia Securities Berhad (Bursa Malaysia) and any other relevant authorities, the Company be and is h CONT CONTD for the Proposed Share Buy-Back. None Did not vote Management Based on the latest audited financial-statements of PBB as at 31 December 2010, the retained profits and the share-premium account of PBB amounted to approximately MYR3,437,380,000 (after-deducting the second interim CONT CONTD in a general meeting; whichever None Did not vote Management is the earlier; and that the Directors-be and are hereby authorised to act and to take all steps and do all things-as they may deem necessary or expedient in order to implement, finalise and-give full effect to the Pr S.1 That the existing Article 134 of the For For Management Articles of Association of the Company be and is hereby deleted in its entirety and be substituted thereof with a new Article 134 as follows: Existing Article 134: Dividends payable by cheque or warrant Any dividend, i CONT CONTD may subsequently appear that the None Did not vote Management same has been stolen or that the-endorsement thereon has been forged. Every such cheque or warrant shall be-sent at the risk of the person entitled to the money thereby represented. New-Article 134: Mode of payment o CONT CONTD electronic means to the bank None Did not vote Management account provided by the Member whose name-appears in the Record of Depositors shall operate as a good discharge of the-Company's obligation in respect of dividend represented thereby,-notwithstanding that it may subseque -------------------------------------------------------------------------------- RELIANCE CAPITAL LTD Ticker: Security ID: Y72561114 Meeting Date: SEP 28, 2010 Meeting Type: Annual General Meeting Record Date: SEP 24, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Adopt the audited balance sheet as at For For Management 31 MAR 2010, profit and loss account for the YE on that date and the reports of the Board of Directors and the Auditors thereon 2 Declare a dividend on equity shares For For Management 3 Re-appoint Shri. Rajendra P. Chitale as For For Management a Director, who retires by rotation 4 Appoint M/s. Chaturvedi and Shah, For For Management Chartered Accountants Firm Registration. No. 101720W , and M/s. B S R and Company, Chartered Accountants Firm Registration No. 101248W , as the Statutory Auditors of the Company, to hold office from the conclusion of th 5 Appoint Dr. Bidhubhusan Samal as a For For Management Director of the Company, liable to retire by rotation, pursuant to Section 260 of the Companies Act, 1956 and Article 135 of the Articles of Association of the Company and who holds office up to the date of this AGM and 6 Appoint Shri V. N. Kaul as a Director For For Management of the Company, liable to retire by rotation, pursuant to Section 260 of the Companies Act, 1956 and Article 135 of the Articles of Association of the Company and who holds office up to the date of this AGM and in res S.7 Authorize the Board, pursuant to For For Management Section 81 (1A) and all other applicable provisions of the Companies Act, 1956 Act including any statutory modification, or re-enactment thereof, for the time being in force and enabling provisions of the Memorandum an CONT CONT Central Government Reserve Bank of None Did not vote Management India and any other appropriate-authorities, institutions or bodies hereinafter collectively referred to as-the appropriate authorities and subject to such conditions as may be-prescribed by any of them while gran CONT CONT which are convertible into or None Did not vote Management exchangeable with equity shares on such-date as may be determined by the Board but not later than 60 months from the-date of allotment collectively referred to as QIP Securities or Securities ,-to the qualified Institut CONT CONT Company by more than 15% of the None Did not vote Management then issued and subscribed equity shares-of the Company; the relevant date for the determination of applicable price-for the issue of the QIP Securities shall be the date on which the Board of-the Company decide to ope CONT CONT and in offering document; such of None Did not vote Management these shares securities to be issued-as are not subscribed may be disposed of by the Board to such persons and in-such manner and on such terms as the Board its absolute discretion thinks fit-in accordance with the p CONT CONT as it may at its absolute None Did not vote Management discretion deem necessary or desirable for-such purpose, including with out limitation the entering into of-underwriting, marketing and institutions/trustees /agents and similar-agreements and to remuneration the Mangers, un CONT CONT creation of such None Did not vote Management mortgage/hypothecation/charge on the Company's assets-under Section 293(1)(a) of the said act in respect of the aforesaid-securities either on pari passu basis or otherwise or in the borrowing of-loans as it may in its absolute discr S.8 Approve, pursuant to Section 198, 309, For For Management 310 and all other applicable provisions, if any, of the Companies Act, 1956 Act including any statutory modification or re-enactment thereof, for the time being in force and subject to all permission, sanctions and CONT CONT for the purpose of giving effect None Did not vote Management to this resolution, authorize the Board-and/or Nomination/Remuneration Committee constituted by the Board to take-all actions and do all such deeds, matters and things, as it may in its-absolute discretion deem neces 9 Approve, in accordance with the For For Management provisions of Sections 198, 269, 387 read with Schedule XIII and all other applicable provisions, if any, of the Companies Act, 1956 Act including any statutory modification or re-enactment thereof, for the time being in CONT CONT deemed to include any Committee of None Did not vote Management the Board constituted to exercise its-powers including powers conferred by this resolution to alter and vary the-terms and conditions including remuneration of the said re-appointment and/or-Agreement, as may be ag CONT CONT and other allowances shall not None Did not vote Management exceed the applicable ceiling limit in-terms of Schedule XIII to the said Act as may be amended from time to time or-any equivalent statutory re- enactment thereof for the time being in force;-authorize the Board to do CMMT PLEASE NOTE THAT RESOLUTIONS 5, 6 ARE None Did not vote Management SHAREHOLDERS' RESOLUTIONS BUT THE-MANAGEMENT BOARD OF THE COMPANY RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR"-THESE RESOLUTIONS. -------------------------------------------------------------------------------- ROCKHOPPER EXPLORATION PLC, SALISBURY Ticker: Security ID: G7609W102 Meeting Date: SEP 30, 2010 Meeting Type: Annual General Meeting Record Date: SEP 28, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Receive the audited account's and the For For Management Auditor's and Director's report for the YE 31 MAR 2010 2 Re-elect David Bodecott as a Director For For Management 3 Re-elect John Crowle as a Director For For Management 4 Re-elect Peter Dixon-Clarke as a For For Management Director 5 Re-elect Pierre Jungels as a Director For For Management 6 Re-elect Sam Moody as a Director For For Management 7 Re-elect Christopher Walton as a For For Management Director 8 Re-appoint KPMG Audit Plc as Auditor For For Management and to authorize the Director's to determine the Auditors remuneration 9 Authorize the Director's to allot For For Management shares and to grant rights to subscribe for or to convert any security into shares S.10 Authorize the Director's to allot For For Management equity shares 11 Approve the annual limit on the For For Management aggregate amount of Director's fees increased from 300,000 pounds to 500,000 pounds -------------------------------------------------------------------------------- ROCKHOPPER EXPLORATION PLC, SALISBURY Ticker: Security ID: G7609W102 Meeting Date: NOV 05, 2010 Meeting Type: Ordinary General Meeting Record Date: NOV 03, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 To authorize the allotment of the For For Management Placing Shares 2 To authorize the Directors to allot For For Management further shares 3 To disapply shareholders' pre-emption For For Management rights -------------------------------------------------------------------------------- SAMSUNG ELECTRS LTD Ticker: Security ID: Y74718100 Meeting Date: MAR 18, 2011 Meeting Type: Annual General Meeting Record Date: DEC 31, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approval of financial statements For For Management 2 Approval of remuneration for director For For Management -------------------------------------------------------------------------------- SAMSUNG FIRE & MARINE INSURANCE CO LTD, SEOUL Ticker: Security ID: Y7473H108 Meeting Date: JUN 03, 2011 Meeting Type: Annual General Meeting Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approval of financial statement For For Management 2 Election of directors (2) : Dae Seob Ji For For Management (inside director), Dong Yeob Shin (outside director) 3 Approval of limit of remuneration for For For Management directors -------------------------------------------------------------------------------- SEVERSTAL JT STK CO Ticker: Security ID: 818150302 Meeting Date: DEC 20, 2010 Meeting Type: ExtraOrdinary General Meeting Record Date: NOV 12, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 To pay (announce) dividends for 9 For For Management months 2010 results in the amount of 4 rubles 29 kopecks per one ordinary registered share 2 To approve the Charter of JSC For For Management "Severstal" in the new edition 3 To approve the decision on JSC " For For Management Severstal" joining the All- Russian Association of Employers "Russian Union of Industrialists and Entrepreneurs -------------------------------------------------------------------------------- SEVERSTAL JT STK CO Ticker: Security ID: 818150302 Meeting Date: JUN 27, 2011 Meeting Type: Annual General Meeting Record Date: MAY 20, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT CUMULATIVE VOTING None Did not vote Management APPLIES TO THIS RESOLUTION REGARDING THE-ELECTION OF DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS-MEETING. PLEASE NOTE THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE CUMULATED.-PLEASE CONTACT YOUR CLIENT SERV 1.1 Approve the election of Alexey For Against Management Alexandrovich Mordashov to the Board of Directors of OAO Severstal 1.2 Approve the election of Mikhail For Against Management Vyacheslavovich Noskov to the Board of Directors of OAO Severstal 1.3 Approve the election of Sergei For Against Management Alexandrovich Kuznetsov to the Board of Directors of OAO Severstal 1.4 Approve the election of Alexey For Against Management Gennadievich Kulichenko to the Board of Directors of OAO Severstal 1.5 Approve the election of Alexander For Against Management Dmitrievich Grubman to the Board of Directors of OAO Severstal 1.6 Approve the election of Christopher For For Management Richard Nigel Clark to the Board of Directors of OAO Severstal 1.7 Approve the election of Ronald Michael For For Management Freeman to the Board of Directors of OAO Severstal 1.8 Approve the election of Peter Kraljic For For Management to the Board of Directors of OAO Severstal 1.9 Approve the election of Martin David For For Management Angle to the Board of Directors of OAO Severstal 1.10 Approve the election of Rolf Wilhelm For For Management Heinrich Stomberg to the Board of Directors of OAO Severstal 2 Approve the Company's Annual Report, For For Management Annual Accounting Statements including Profit and Loss Account for 2010 results 3 Allocate the Company's profit based on For For Management 2010 financial year results. Pay (announce) dividends for 2010 results in the amount of 2 Rubles 42 kopecks per one ordinary registered share. Form of the dividend payment: bank transfer. Dividend payment procedure: 4 Pay (announce) dividends for the first For For Management quarter 2011 results in the amount of 3 Rubles 90 kopecks per one ordinary registered share. Form of the dividend payment: bank transfer. Dividend payment procedure: the dividends shall be remitted to shareholders by 5.1 Elect Artem Alexandrovich Voronchikhin For For Management to the Internal Audit Commission of OAO Severstal 5.2 Elect Roman Ivanovich Antonov to the For For Management Internal Audit Commission of OAO Severstal 5.3 Elect Svetlana Viktorovna Guseva to the For For Management Internal Audit Commission of OAO Severstal 6 Approve CJSC "KPMG" (Taxpayer For For Management Identification Number 7702019950. Principal Registration Number of the Entry in the State Register of Auditors and Audit Organisations: 10301000804) as OAO Severstal's Auditor 7 Revise the resolution on approval of For Against Management the amount of remunerations and compensations payable to the Board members of OAO Severstal passed by the Annual General Shareholders Meeting of OAO Severstal on June 11, 2010 as follows: "To a Board member of OAO Seve -------------------------------------------------------------------------------- SHINSEGAE CO LTD, SEOUL Ticker: Security ID: Y77538109 Meeting Date: MAR 18, 2011 Meeting Type: Annual General Meeting Record Date: DEC 31, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approval of financial statement For For Management 2 Approval of stock split For For Management 3 Approval of partial amendment to For For Management articles of incorporation 4 Election of In Chul Huh as a director For For Management and Dae Hyung Kang, Young Rea Son, Jong Shin Kim as the inside directors 5 Election of audit committee members: For For Management Dae Hyung Kang, Young Rea Son 6 Approval of limit of remuneration for For For Management directors -------------------------------------------------------------------------------- SINA CORPORATION Ticker: SINA Security ID: G81477104 Meeting Date: AUG 02, 2010 Meeting Type: Annual Record Date: JUN 14, 2010 # Proposal Mgt Rec Vote Cast Sponsor 01.1 DIRECTOR - TER FUNG TSAO For For Management 01.2 DIRECTOR - YICHEN ZHANG For For Management 02 RATIFY THE APPOINTMENT OF For For Management PRICEWATERHOUSECOOPERS ZHONG TIAN CPAS LIMITED COMPANY AS THE INDEPENDENT AUDITORS OF THE COMPANY. 03 APPROVE THE AMENDMENT AND RESTATEMENT For For Management OF THE COMPANY'S 2007 SHARE INCENTIVE PLAN. -------------------------------------------------------------------------------- TAIWAN SEMICONDUCTOR MFG CO LTD Ticker: Security ID: Y84629107 Meeting Date: JUN 09, 2011 Meeting Type: Annual General Meeting Record Date: APR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT IN CASES WHERE THE None Did not vote Management CLIENT INSTRUCTS US TO VOTE AGAINST ANY-PROPOSAL TO BE DISCUSSED AT A SHAREHOLDERS MEETING AND THE VOTING WITH RESPECT-TO SUCH PROPOSAL IS DONE BY BALLOT, WE OR OUR DESIGNEE WILL FILL OUT THE BAL- LOT IN RESPECT OF SUC A.1 The 2010 business operations None Did not vote Management A.2 The 2010 audited reports None Did not vote Management B.1 The 2010 business reports and financial For For Management statements B.2 The 2010 profit distribution. Proposed For For Management cash dividend: TWD 3 per share B.3 The revision to the procedures of For For Management monetary loans, endorsement and guarantee B.4 Resolution of the spin off tsmc's solar For For Management business and solid state lighting business(become 100pct owned subsidiaries by tsmc) , according to the local regulations,if shareholder does not agree the resolution of the spin off, he/she can submit a dissension B.5.1 The election of independent director: For For Management Gregory C.Chow / Shareholder No.: 214553970 B.5.2 The election of independent director: For For Management Kok-Choo Chen / Shareholder No.: 9546 B.6 Extraordinary motions Against For Management CMMT PLEASE NOTE IF YOU WISH TO DISSENT None Did not vote Management PLEASE CONTACT YOUR GLOBAL CUSTODIAN. THANK-YOU. CMMT PLEASE NOTE THERE ARE TWO PARTS TO THIS None Did not vote Management MEETING ANNUAL SHAREHOLDER MEETING AS-WELL AS MERGER OR SPIN OFF. PLEASE CONTACT YOUR GLOBAL CUSTODIAN CLIENT IF YOU-WISH TO PARTICIPATE IN THE SPIN OFF EVENT. CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF ADDITIONAL COMMENT. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- TAMBANG BATUBARA BUKIT ASAM TBK Ticker: Security ID: Y8520P101 Meeting Date: JUN 09, 2011 Meeting Type: Annual General Meeting Record Date: MAY 24, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approved the board of directors report For For Management for book year 2010 and ratification of financial report for book year 2010 and Volledig acquit et de charge to the board of commissioner and the board of directors as reflected in annual report 2 Ratification on the annual report of For For Management the partnership and community development program for book year 2010, and volledig acquit et de charge to the board of management as reflected in annual report 3 Determination on utilization of For For Management companys net profit for book year 2010 4 Determination on tantiem for the board For For Management of management for book year 2010 and salary/ honorarium including facility and other allowance for book year 2011 5 Authorization to the board of directors For For Management to appoint of independent. public accountant to audit companys books for book year 2011 and the partnership and community development program for book year 2011 6 Change in the board of directors and For Against Management commissioners 7 Approval resignation of board of Unknown Abstain Management directors -------------------------------------------------------------------------------- TATA POWER CO LTD Ticker: Security ID: Y85481128 Meeting Date: SEP 08, 2010 Meeting Type: Annual General Meeting Record Date: SEP 03, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Receive and adopt the Audited profit For For Management and loss account for the YE 31 MAR 2010 and the balance sheet as at that date together with the reports of the Directors and the Auditors thereon 2 Declare a dividend on Equity Shares For For Management 3 Re-appoint Mr. A J Engineer as a For For Management Director, who retires by rotation 4 Re-appoint Mr. N H Mirza as a Director, For For Management who retires by rotation 5 Re-appoint Mr. R Gopalakrishnan as a For For Management Director, who retires by rotation 6 Appointment of the Auditors and fix For For Management their remuneration 7 PLEASE NOTE THAT THIS RESOLUTION IS A Against For Shareholder SHAREHOLDER PROPOSAL: Appointment of Mr. Thomas Mathew T as a Director, whoa was appointed as an Additional Director of the Company with effect from 07 AUG 2009 by the Board of Directors and who holds office upto the 8 Approve, pursuant to the provisions of For For Management Sections 198, 269, 309, 310, 311 and other applicable provisions, if any, of the Companies Act, 1956 the Act , as amended or re-enacted from time to time, read with Schedule XIII to the Act, the re-appointment and t 9 Authorize the Board of Directors of the For For Management Company, pursuant to the provisions of Section 228 and other applicable provisions, if any, of the Companies Act, 1956 the Act , to appoint the Company's Auditors and/or in consultation with the Company's Auditors CONT ..CONTD to audit the accounts for the None Did not vote Management FY 2010-11 of the Company's Branch-Offices in India and abroad respectively and to fix their remuneration which-in the case of the Company's Auditors shall be in addition to their-remuneration as the Company's Audito CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU. -------------------------------------------------------------------------------- TULLOW OIL PLC Ticker: Security ID: G91235104 Meeting Date: MAY 12, 2011 Meeting Type: Ordinary General Meeting Record Date: MAY 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 To amend the rules of the Tullow Oil For For Management 2005 Performance Share Plan -------------------------------------------------------------------------------- TULLOW OIL PLC Ticker: Security ID: G91235104 Meeting Date: MAY 12, 2011 Meeting Type: Annual General Meeting Record Date: MAY 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 To receive and adopt the annual For For Management accounts and associated reports 2 To declare a final dividend of 4.0p per For For Management ordinary share 3 To receive and approve the Directors' For For Management Remuneration Report 4 To elect Tutu Agyare as a Director For For Management 5 To re-elect David Bamford as a Director For For Management 6 To re-elect Graham Martin as a Director For For Management 7 To re-elect Steven McTiernan as a For For Management Director 8 To re-elect Pat Plunkett as a Director For For Management 9 To re-appoint Deloitte LLP as auditors For For Management and authorise the Directors to determine their remuneration 10 To renew Directors' authority to allot For For Management shares 11 To dis-apply statutory pre-emption For For Management rights 12 To authorise the Company to hold For For Management general meetings on no less than 14 clear days' notice -------------------------------------------------------------------------------- TURKIYE GARANTI BANKASI A S Ticker: Security ID: M4752S106 Meeting Date: MAR 31, 2011 Meeting Type: Ordinary General Meeting Record Date: MAR 29, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: POWER OF ATTORNEY (POA) REQUIRMENTS-VARY BY CUSTODIAN. GLOBAL CUSTODIANS MAY HAVE A POA IN PLACE WHICH WOULD-ELIMINATE THE NEED FOR THE INDIVIDUAL BENEFICIAL OWNER POA. IN THE ABSENCE OF-THIS ARRANGEMENT, AN INDIVI 1 Opening and formation of the Board of For No Action Management Presidency 2 Authorization of the Board of For No Action Management Presidency for the execution of the minutes of the Ordinary General Shareholder's Meeting 3 Reading and discussion of the Board of For No Action Management Directors' Annual Report and Auditors' Reports 4 Reading, discussion and ratification of For No Action Management the Balance sheet and Profit and Loss Accounts and acceptance or rejection by discussion of the Board of Directors' proposal regarding the dividend distribution 5 Amendment to Articles For No Action Management 7.,9.,10.,12.,14., 49., Provisional Article and Provisional Article 2 of the Articles of Association of the Bank 6 Release of members of the Board of For No Action Management Directors and Auditors 7 Determination of the remuneration of For No Action Management the members of the Board of Directors and Auditors 8 Informing the shareholders with regard For No Action Management to the past year's charitable donations 9 Authorization of the members of the For No Action Management Board of Directors to do business with the Bank (provisions of the Banking Law to remain reserved) in accordance with Articles 334 and 335 of Turkish Commercial Code CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO ADDITION OF ARTICLE NUMBER IN RESOL-UTION 5. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PRO-XY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- UNITED COMPANY RUSAL PLC Ticker: Security ID: G9227K106 Meeting Date: JUN 23, 2011 Meeting Type: Annual General Meeting Record Date: JUN 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110524/LTN2 0110524013.pdf CMMT PLEASE NOTE IN THE HONG KONG MARKET None Did not vote Management THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE. 1 To receive and consider the audited For For Management financial statements, the report of the directors of the Company ("Directors") and the auditor's report of the Company, each for the year ended 31 December 2010 2.a To reappoint Mr. Oleg Deripaska as an For For Management executive Director 2.b To reappoint Mr. Vladislav Soloviev as For For Management an executive Director 2.c To reappoint Mr. Victor Vekselberg as a For For Management non-executive Director 2.d To reappoint Mr. Alexander Popov as a For For Management non-executive Director 2.e To reappoint Mr. Dmitry Razumov as a For For Management non-executive Director 2.f To reappoint Mr. Philip Lader as an For For Management independent non-executive Director 2.g To reappoint Mr. Artem Volynets as a For For Management non-executive Director 2.h To reappoint Mr. Alexander Livshits as For For Management an executive Director 2.i To reappoint Ms. Vera Kurochkina as an For For Management executive Director 3 To reappoint KPMG and ZAO KPMG as joint For For Management auditors and authorise the Directors to fix their remuneration for the year ending 31 December 2011 4 To give a general mandate to the For For Management Directors to allot, issue, grant and deal with additional securities of the Company 5 To give a general mandate to the For For Management Company and the Directors on behalf of the Company to repurchase securities of the Company (to be passed as a special resolution) 6 To extend the general mandate granted For For Management to the Directors to allot, issue, grant and deal with additional securities of the Company by the addition of the aggregate nominal value of the securities repurchased -------------------------------------------------------------------------------- VALE S.A. Ticker: VALE Security ID: 91912E105 Meeting Date: APR 19, 2011 Meeting Type: Special Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor O1A APPRECIATION OF THE MANAGEMENTS' REPORT For For Management AND ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2010 O1B PROPOSAL FOR THE DESTINATION OF PROFITS For For Management OF THE SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT BUDGET FOR VALE, PURSUANT TO ARTICLE 196 OF THE BRAZILIAN CORPORATE LAW O1C APPOINTMENT OF THE MEMBERS OF THE BOARD For For Management OF DIRECTORS O1D APPOINTMENT OF THE MEMBERS OF THE For For Management FISCAL COUNCIL O1E ESTABLISHMENT OF THE REMUNERATION OF For For Management THE SENIOR MANAGEMENT AND FISCAL COUNCIL MEMBERS E2A PROPOSAL FOR A CAPITAL INCREASE, For For Management THROUGH CAPITALIZATION OF RESERVES, WITHOUT THE ISSUANCE OF SHARES, AND THE CONSEQUENT CHANGE OF THE HEAD OF ARTICLE 5 OF VALE'S BY-LAWS -------------------------------------------------------------------------------- WAL-MART DE MEXICO S A DE C V Ticker: Security ID: P98180105 Meeting Date: MAR 10, 2011 Meeting Type: Ordinary General Meeting Record Date: FEB 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor I Report from the board of directors For For Management II Report from the general director For For Management III Report from the audit and corporate For For Management practices committees IV Approval of the financial information For For Management to December 31, 2010 V Report regarding the situation of the For For Management share repurchase fund VI Approval of the plan to cancel shares For For Management repurchased by the company that are currently treasury shares VII Amendment of section 5 of the Corporate For For Management Bylaw VIII Approval of the plan for allocation of For For Management results for the period from January 1 to December 31, 2010 IX Approval of the plan for the payment of For For Management a dividend of MXN 0.38 per share and the payment of an extraordinary dividend of MXN 0.17 per share X Report regarding the fulfillment of For For Management fiscal obligations XI Report regarding the personnel share For For Management plan XII Report from the Wal Mart De Mexico For For Management Foundation XIII Ratification of the acts of the board For For Management of directors during 2010 XIV Appointment or ratification of the For For Management members of the board of directors XV Appointment or ratification of the For For Management chairpersons of the audit and corporate practices committees XVI Approval of the resolutions that are For For Management contained in the minutes of the general meeting that is held CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO CHANGE IN MEETING TYPE FROM AGM TO-OGM. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY F-ORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- WANT WANT CHINA HOLDINGS LTD Ticker: Security ID: G9431R103 Meeting Date: APR 28, 2011 Meeting Type: Annual General Meeting Record Date: APR 20, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE IN THE HONG KONG MARKET None Did not vote Management THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE. CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110323/LTN2 0110323173.pdf 1 To consider and approve the financial For For Management statements and the reports of the directors and the auditor for the year ended 31 December 2010 2 To declare a final dividend for the For For Management year ended 31 December 2010 3.a To re-elect Mr. Tsai Eng-Meng as a For For Management director of the Company 3.b To re-elect Mr. Chu Chi-Wen as a For For Management director of the Company 3.c To re-elect Mr. Tsai Wang-Chia as a For For Management director of the Company 3.d To re-elect Mr. Chan Yu-Feng as a For For Management director of the Company 3.e To re-elect Mr. Cheng Wen-Hsien as a For For Management director of the Company 3.f To re-elect Mr. Lee Kwang-Chou as a For For Management director of the Company 3.g To authorise the board of directors of For For Management the Company to fix the remuneration of all the directors of the Company 4 To re-appoint PricewaterhouseCoopers as For For Management the Company's auditor and authorise the board of directors of the Company to fix their remuneration for the period ending 31 December 2011 5 To grant a general mandate to the For For Management directors of the Company to exercise the powers of the Company to repurchase the shares of the Company in accordance with ordinary resolution number 5 as set out in the notice of Annual General Meeting 6 To grant a general mandate to the For For Management directors of the Company to allot, issue and deal with additional shares of the Company in accordance with ordinary resolution number 6 as set out in the notice of Annual General Meeting 7 Conditional upon ordinary resolutions For For Management number 5 and 6 being passed, to extend the general mandate granted to the directors of the Company to allot, issue and deal with additional shares of the Company in accordance with ordinary resolution number 7 as set -------------------------------------------------------------------------------- X5 RETAIL GROUP N V Ticker: Security ID: 98387E205 Meeting Date: FEB 22, 2011 Meeting Type: ExtraOrdinary General Meeting Record Date: JAN 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Opening None Did not vote Management 2 Appointment of Mr. Kieran Balfe as CFO, For No Action Management for a four year term 3 Any other business and conclusion None Did not vote Management -------------------------------------------------------------------------------- X5 RETAIL GROUP N V Ticker: Security ID: 98387E205 Meeting Date: JUN 20, 2011 Meeting Type: Annual General Meeting Record Date: MAY 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Open Meeting None Did not vote Management 2 Receive Report of Management Board None Did not vote Management 3 Discussion on Company's Corporate For For Management Governance Structure 4 Receive Explanation on Company's For For Management Reserves and Dividend Policy 5 Approve Financial Statements For For Management 6 Approve Allocation of Income and For For Management Omission of Dividends 7 Approve Discharge of Management Board For For Management 8 Approve Discharge of Supervisory Board For For Management 9 Election of A. Gusev to Management For For Management Board 10 Reelect F. Lhoest to Management Board For For Management 11 Approve Remuneration Policy for For Against Management Management and Executive Board Members 12 Approve Remuneration of Supervisory For Against Management Board 13 Grant Board Authority to Issue Shares For Against Management up to 20 percent of Issued Capital 14 Authorize Board to Exclude Preemptive For Against Management Rights from Issuance under Item 13 15 Authorize Repurchase of up to 10 For For Management Percent of Issued Share Capital 16 Amend Articles Re: Legislative Changes For For Management 17 Ratify PricewaterhouseCoopers as For For Management Auditors 18 Other Business None Did not vote Management ============================ RS FLOATING RATE FUND ============================= There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period. ============================ RS GLOBAL GROWTH FUND ============================= VISTAPRINT NV Ticker: VPRT Security ID: N93540107 Meeting Date: JUN 30, 2011 Meeting Type: Special Record Date: JUN 02, 2011 # Proposal Mgt Rec Vote Cast Sponsor 01 APPROVE THE 2011 EQUITY INCENTIVE PLAN. For For Management 02 THE BOARD OF DIRECTORS RECOMMENDS A For For Management VOTE "FOR" THE FOLLOWING PROPOSAL: A VOTE FOR THE ELECTION OF NOMINEE KATRYN BLAKE (NOTE: AN ABSTENTION ON THIS PROPOSAL WILL BE A VOTE FOR NOMINEE DONALD NELSON. A VOTE AGAINST THIS PROPOSAL WILL BE A VOTE AGAINST BOTH 03 THE BOARD OF DIRECTORS RECOMMENDS A For For Management VOTE "FOR" THE FOLLOWING PROPOSAL: A VOTE FOR THE ELECTION OF NOMINEE DONALD NELSON (NOTE: AN ABSTENTION ON THIS PROPOSAL WILL BE A VOTE FOR NOMINEE NICHOLAS RUOTOLO. A VOTE AGAINST THIS PROPOSAL WILL BE A VOTE AGAINST 04 THE BOARD OF DIRECTORS RECOMMENDS A For For Management VOTE "FOR" THE FOLLOWING PROPOSAL: A VOTE FOR THE ELECTION OF NOMINEE NICHOLAS RUOTOLO (NOTE: AN ABSTENTION ON THIS PROPOSAL WILL BE A VOTE FOR NOMINEE ERNST TEUNISSEN. A VOTE AGAINST THIS PROPOSAL WILL BE A VOTE AGAINS 05 THE BOARD OF DIRECTORS RECOMMENDS A For For Management VOTE "FOR" THE FOLLOWING PROPOSAL: A VOTE FOR THE ELECTION OF NOMINEE ERNST TEUNISSEN (NOTE: AN ABSTENTION ON THIS PROPOSAL WILL BE A VOTE FOR NOMINEE WENDY CEBULA. A VOTE AGAINST THIS PROPOSAL WILL BE A VOTE AGAINST BO ======================= RS GLOBAL NATURAL RESOURCES FUND ======================= AGNICO-EAGLE MINES LIMITED Ticker: AEM Security ID: 008474108 Meeting Date: APR 29, 2011 Meeting Type: Annual/Special Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Leanne M. Baker as Director For For Management 1.2 Elect Douglas R. Beaumont as Director For For Management 1.3 Elect Sean Boyd as Director For For Management 1.4 Elect Martine A. Celej as Director For For Management 1.5 Elect Clifford J. Davis as Director For For Management 1.6 Elect Robert J. Gemmell as Director For For Management 1.7 Elect Bernard Kraft as Director For For Management 1.8 Elect Mel Leiderman as Director For For Management 1.9 Elect James D.Nasso as Director For For Management 1.10 Elect Sean Riley as Director For For Management 1.11 Elect J. Merfyn Roberts as Director For For Management 1.12 Elect Eberhard Scherkus as Director For For Management 1.13 Elect Howard R. Stockford as Director For For Management 1.14 Elect Pertti Voutilainen as Director For For Management 2 Approve Ernst & Young LLP as Auditors For For Management and Authorize Board to Fix Their Remuneration 3 Re-approve Stock Option Plan For For Management 4 Advisory Vote on Executive Compensation For For Management Approach -------------------------------------------------------------------------------- ANTOFAGASTA PLC Ticker: ANTO Security ID: G0398N128 Meeting Date: JUN 08, 2011 Meeting Type: Annual Record Date: JUN 06, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Accept Financial Statements and For For Management Statutory Reports 2 Approve Remuneration Report For For Management 3 Approve Final Dividend For For Management 4 Re-elect Jean-Paul Luksic as Director For For Management 5 Re-elect Charles Bailey as Director For For Management 6 Re-elect Gonzalo Menendez as Director For For Management 7 Re-elect Ramon Jara as Director For For Management 8 Re-elect Guillermo Luksic as Director For For Management 9 Re-elect Juan Claro as Director For For Management 10 Re-elect William Hayes as Director For For Management 11 Elect Hugo Dryland as Director For For Management 12 Elect Tim Baker as Director For For Management 13 Reappoint Deloitte LLP as Auditors and For For Management Authorise Their Remuneration 14 Authorise Issue of Equity with For For Management Pre-emptive Rights 15 Authorise Issue of Equity without For For Management Pre-emptive Rights 16 Authorise Market Purchase For For Management 17 Authorise the Company to Call EGM with For For Management Two Weeks' Notice -------------------------------------------------------------------------------- ARC ENERGY TRUST (ARC RESOURCES LTD.) Ticker: ARX Security ID: 001986108 Meeting Date: DEC 15, 2010 Meeting Type: Special Record Date: NOV 10, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Conversion from Income Trust to For For Management Corporation 2 Approve New ARC Option Plan For For Management -------------------------------------------------------------------------------- ARC RESOURCES LTD Ticker: ARX Security ID: 00208D408 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: APR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Walter Deboni For For Management 1.2 Elect Director John P. Dielwart For For Management 1.3 Elect Director Fred J. Dyment For For Management 1.4 Elect Director James C. Houck For For Management 1.5 Elect Director Michael M. Kanovsky For For Management 1.6 Elect Director Harold N. Kvisle For For Management 1.7 Elect Director Kathleen M. O'Neill For For Management 1.8 Elect Director Herbert C. Pinder Jr. For For Management 1.9 Elect Director Mac H. Van Wielingen For For Management 2 Approve Deloitte & Touche LLP as For For Management Auditors and Authorize Board to Fix Their Remuneration 3 Advisory Vote on Executive Compensation For For Management Approach -------------------------------------------------------------------------------- BARRICK GOLD CORPORATION Ticker: ABX Security ID: 067901108 Meeting Date: APR 27, 2011 Meeting Type: Annual Record Date: MAR 02, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect H. L. Beck as Director For For Management 1.2 Elect C. W. D. Birchall as Director For For Management 1.3 Elect D. J. Carty as Director For For Management 1.4 Elect G. Cisneros as Director For For Management 1.5 Elect P.A. Crossgrove as Director For For Management 1.6 Elect R. M. Franklin as Director For For Management 1.7 Elect J. B. Harvey as Director For For Management 1.8 Elect D. Moyo as Director For For Management 1.9 Elect B. Mulroney as Director For For Management 1.10 Elect A. Munk as Director For For Management 1.11 Elect P. Munk as Director For For Management 1.12 Elect A. W. Regent as Director For For Management 1.13 Elect N.P. Rothschild as Director For For Management 1.14 Elect S. J. Shapiro as Director For For Management 2 Approve PricewaterhouseCoopers LLP as For For Management Auditors and Authorize Board to Fix Their Remuneration 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation -------------------------------------------------------------------------------- BHP BILLITON LIMITED (FORMERLY BHP LTD.) Ticker: BHP Security ID: 088606108 Meeting Date: NOV 16, 2010 Meeting Type: Annual Record Date: SEP 17, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve the Financial Statements and For For Management Statutory Reports for the Financial Year Ended June 30, 2010 2 Elect John Buchanan as a Director of For For Management BHP Billiton Ltd and BHP Billiton Plc 3 Elect David Crawford as a Director of For For Management BHP Billiton Ltd and BHP Billiton Plc 4 Elect Keith Rumble as a Director of BHP For For Management Billiton Ltd and BHP Billiton Plc 5 Elect John Schubert as a Director of For For Management BHP Billiton Ltd and BHP Billiton Plc 6 Elect Jacques Nasser as a Director of For For Management BHP Billiton Ltd and BHP Billiton Plc 7 Elect Malcolm Broomhead as a Director For For Management of BHP Billiton Ltd and BHP Billiton Plc 8 Elect Carolyn Hewson as a Director of For For Management BHP Billiton Ltd and BHP Billiton Plc 9 Appoint KPMG Audit Plc as Auditors of For For Management BHP Billiton Plc 10 Authorize Issuance of Equity or For For Management Equity-Linked Securities with Preemptive Rights Up to an Amount of $277.98 Million 11 Approve Issuance of Equity or For For Management Equity-Linked Securities without Preemptive Rights Up to an Aggregate Nominal Amount of $55.78 Million 12 Approve the Repurchase of Up to 223.11 For For Management Million Shares in BHP Billiton Plc 13 Approve the Remuneration Report for the For For Management Fiscal Year Ended June 30, 2010 14 Approve the Amendments to the BHP For For Management Billiton Ltd Long Term Incentive Plan and to the BHP Billiton Plc Long Term Incentive Plan 15 Approve the Grant of Deferred Shares For For Management and Options Under the BHP Billiton Ltd Group Incentive Scheme and Performance Shares Under the BHP Billiton Ltd Long Term Incentive Plan to Marius Kloppers, Executive Director 16 Approve the Amendments to Constitution For For Management of BHP Billiton Ltd 17 Approve the Amendments to the Articles For For Management of Association of BHP Billiton Plc -------------------------------------------------------------------------------- CALPINE CORPORATION Ticker: CPN Security ID: 131347304 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frank Cassidy For For Management 1.2 Elect Director Jack A. Fusco For For Management 1.3 Elect Director Robert C. Hinckley For For Management 1.4 Elect Director David C. Merritt For For Management 1.5 Elect Director W. Benjamin Moreland For For Management 1.6 Elect Director Robert A. Mosbacher, Jr For For Management 1.7 Elect Director William E. Oberndorf For For Management 1.8 Elect Director Denise M. O'Leary For For Management 1.9 Elect Director J. Stuart Ryan For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- CANADIAN NATURAL RESOURCES LIMITED Ticker: CNQ Security ID: 136385101 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect C.M. Best, S.W. Laut, N.M. For For Management Edwards, Keith A.J. MacPhail, T.W. Faithfull, A.P. Markin, G.A. Filmon, F.J. McKenna, C.L. Fong, J.S. Palmer, G.D. Giffin, E.R. Smith, W.A. Gobert, and D.A. Tuer as Directors 1.1 Elect Director Catherine M. Best For For Management 1.2 Elect Director N. Murray Edwards For For Management 1.3 Elect Director Timothy W. Faithfull For For Management 1.4 Elect Director Gary A. Filmon For For Management 1.5 Elect Director Christopher L. Fong For For Management 1.6 Elect Director Gordon D. Giffin For For Management 1.7 Elect Director Wilfred A. Gobert For For Management 1.8 Elect Director Steve W. Laut For For Management 1.9 Elect Director Keith A.J. MacPhail For For Management 1.10 Elect Director Allan P. Markin For For Management 1.11 Elect Director Frank J. McKenna For For Management 1.12 Elect Director James S. Palmer For For Management 1.13 Elect Director Eldon R. Smith For For Management 1.14 Elect Director David A. Tuer For For Management 2 Approve PricewaterhouseCoopers LLP as For For Management Auditors and Authorize Board to Fix Their Remuneration -------------------------------------------------------------------------------- COMPASS MINERALS INTERNATIONAL, INC. Ticker: CMP Security ID: 20451N101 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Bradley J. Bell For For Management 1.2 Elect Director Richard S. Grant For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency None Two Years Management -------------------------------------------------------------------------------- CONCHO RESOURCES INC. Ticker: CXO Security ID: 20605P101 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Timothy A. Leach For For Management 1.2 Elect Director William H. Easter III For For Management 1.3 Elect Director W. Howard Keenan, Jr. For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three Three Years Management Years -------------------------------------------------------------------------------- CONSOLIDATED THOMPSON IRON MINES LIMITED Ticker: CLM Security ID: 210206108 Meeting Date: FEB 25, 2011 Meeting Type: Special Record Date: JAN 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management -------------------------------------------------------------------------------- DENBURY RESOURCES INC. Ticker: DNR Security ID: 247916208 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Wieland F. Wettstein For For Management 1.2 Elect Director Michael L. Beatty For For Management 1.3 Elect Director Michael B. Decker For For Management 1.4 Elect Director Ronald G. Greene For For Management 1.5 Elect Director David I. Heather For For Management 1.6 Elect Director Gregory L. McMichael For For Management 1.7 Elect Director Gareth Roberts For For Management 1.8 Elect Director Phil Rykhoek For For Management 1.9 Elect Director Randy Stein For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Amend Nonqualified Employee Stock For For Management Purchase Plan 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- EASTMAN CHEMICAL COMPANY Ticker: EMN Security ID: 277432100 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Humberto P. Alfonso For For Management 2 Elect Director Michael P. Connors For For Management 3 Elect Director Howard L. Lance For For Management 4 Elect Director James P. Rogers For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Ratify Auditors For For Management 8 Declassify the Board of Directors For For Management 9 Reduce Supermajority Vote Requirement Against For Shareholder -------------------------------------------------------------------------------- EQT CORPORATION Ticker: EQT Security ID: 26884L109 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen A. Thorington For For Management 1.2 Elect Director David L. Porges For For Management 1.3 Elect Director James E. Rohr For For Management 1.4 Elect Director David S. Shapira For For Management 2 Ratify Auditors For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Adopt Majority Voting for Uncontested For For Management Election of Directors 7 Authorize Board to Fill Vacancies For For Management 8 Eliminate Preemptive Rights For For Management -------------------------------------------------------------------------------- FMC CORPORATION Ticker: FMC Security ID: 302491303 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Edward J. Mooney For For Management 2 Elect Director Enrique J. Sosa For For Management 3 Elect Director Vincent R. Volpe, Jr For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- GOLDCORP INC. Ticker: G Security ID: 380956409 Meeting Date: MAY 18, 2011 Meeting Type: Annual/Special Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Ian W. Telfer as Director For For Management 1.2 Elect Douglas M. Holtby as Director For For Management 1.3 Elect Charles A. Jeannes as Director For For Management 1.4 Elect John P. Bell as Director For For Management 1.5 Elect Lawrence I. Bell as Director For For Management 1.6 Elect Beverley A. Briscoe as Director For For Management 1.7 Elect Peter J. Dey as Director For For Management 1.8 Elect P. Randy Reifel as Director For For Management 1.9 Elect A. Dan Rovig as Director For For Management 1.10 Elect Kenneth F. Williamson as Director For For Management 2 Approve Deloitte & Touche LLP as For For Management Auditors and Authorize Board to Fix Their Remuneration 3 Amend Stock Option Plan For For Management 4 Approve Increase in Size of Board from For For Management 10 to 12 5 Improve Human Rights Standards or Against Against Shareholder Policies -------------------------------------------------------------------------------- ISRAEL CHEMICALS LTD. Ticker: ICL Security ID: M5920A109 Meeting Date: OCT 04, 2010 Meeting Type: Annual Record Date: SEP 20, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Accept Financial Statements and For For Management Statutory Reports 2 Approve Auditors and Authorize Board to For For Management Fix Their Remuneration 3 Elect Directors and Approve Their For For Management Remuneration 4 Elect Eran Sarig as Director For For Management 5 Approve Director Indemnification For For Management Agreement -------------------------------------------------------------------------------- KEY ENERGY SERVICES, INC. Ticker: KEG Security ID: 492914106 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William D. Fertig For For Management 1.2 Elect Director Robert K. Reeves For For Management 1.3 Elect Director J. Robinson West For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- MARTIN MARIETTA MATERIALS, INC. Ticker: MLM Security ID: 573284106 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Sue W. Cole For For Management 1.2 Elect Director Michael J. Quillen For For Management 1.3 Elect Director Stephen P. Zelnak, Jr. For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- NEW GOLD INC. Ticker: NGD Security ID: 644535106 Meeting Date: MAY 04, 2011 Meeting Type: Annual/Special Record Date: MAR 30, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Fix Number of Directors at Eight For For Management 2.1 Elect Director James Estey For For Management 2.2 Elect Director Robert Gallagher For For Management 2.3 Elect Director Vahan Kololian For For Management 2.4 Elect Director Martyn Konig For For Management 2.5 Elect Director Pierre Lassonde For For Management 2.6 Elect Director Craig Nelsen For For Management 2.7 Elect Director Randall Oliphant For For Management 2.8 Elect Director Raymond Threlkeld For For Management 3 Approve Deloitte & Touche LLP as For For Management Auditors and Authorize Board to Fix Their Remuneration 4 Approve Stock Option Plan For For Management -------------------------------------------------------------------------------- OCCIDENTAL PETROLEUM CORPORATION Ticker: OXY Security ID: 674599105 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Spencer Abraham For For Management 2 Elect Director Howard I. Atkins For For Management 3 Elect Director Stephen I. Chazen For For Management 4 Elect Director Edward P. Djerejian For For Management 5 Elect Director John E. Feick For For Management 6 Elect Director Margaret M. Foran For For Management 7 Elect Director Carlos M. Gutierrez For For Management 8 Elect Director Ray R. Irani For For Management 9 Elect Director Avedick B. Poladian For For Management 10 Elect Director Rodolfo Segovia For For Management 11 Elect Director Aziz D. Syriani For For Management 12 Elect Director Rosemary Tomich For For Management 13 Elect Director Walter L. Weisman For For Management 14 Ratify Auditors For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency None One Year Management 17 Review Political Expenditures and Against For Shareholder Processes 18 Request Director Nominee with Against Against Shareholder Environmental Qualifications -------------------------------------------------------------------------------- OIL SEARCH LTD. Ticker: OSH Security ID: Y64695110 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAY 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor 2 Elect Brian Horwood as a Director For For Management 3 Elect Kostas Constantinou as a Director For For Management 4 Elect Robert Igara as a Director For For Management 5 Elect Agu Kantsler as a Director For For Management 6 Elect Zygmunt Switkowski as a Director For For Management 7 Approve Deloitte Touche Tohmatsu as For For Management Auditors and Authorise Board to Fix Their Remuneration 8 Approve the Issue of 245,800 For For Management Performance Rights Under the Company's Long Term Incentive Plan to Peter Botten, Managing Director of the Company 9 Approve the Issue of 51,100 Performance For For Management Rights Under the Company's Long Term Incentive Plan to Gerea Aopi, Executive Director of the Company 10 Approve the Issue of 74,588 Restricted For For Management Shares Under the Company's Long Term Incentive Plan to Peter Botten, Managing Director of the Company 11 Approve the Issue of 18,592 Restricted For For Management Shares Under the Company's Long Term Incentive Plan to Gerea Aopi, Executive Director of the Company -------------------------------------------------------------------------------- PEABODY ENERGY CORPORATION Ticker: BTU Security ID: 704549104 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Gregory H. Boyce For For Management 1.2 Elect Director William A. Coley For For Management 1.3 Elect Director William E. James For For Management 1.4 Elect Director Robert B. Karn III For For Management 1.5 Elect Director M. Frances Keeth For For Management 1.6 Elect Director Henry E. Lentz For For Management 1.7 Elect Director Robert A. Malone For For Management 1.8 Elect Director William C. Rusnack For For Management 1.9 Elect Director John F. Turner For For Management 1.10 Elect Director Sandra A. Van Trease For For Management 1.11 Elect Director Alan H. Washkowitz For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Two Years Two Years Management 5 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- PICO HOLDINGS, INC. Ticker: PICO Security ID: 693366205 Meeting Date: MAY 13, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Ronald Langley For For Management 2 Elect Director John R. Hart For For Management 3 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- POTASH CORPORATION OF SASKATCHEWAN INC. Ticker: POT Security ID: 73755L107 Meeting Date: MAY 12, 2011 Meeting Type: Annual/Special Record Date: MAR 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director C. M. Burley For For Management 1.2 Elect Director W. J. Doyle For For Management 1.3 Elect Director J. W. Estey For For Management 1.4 Elect Director C. S. Hoffman For For Management 1.5 Elect Director D. J. Howe For For Management 1.6 Elect Director A. D. Laberge For For Management 1.7 Elect Director K. G. Martell For For Management 1.8 Elect Director J. J. McCaig For For Management 1.9 Elect Director M. Mogford For For Management 1.10 Elect Director P. J. Schoenhals For For Management 1.11 Elect Director E. R. Stromberg For For Management 1.12 Elect Director E. Viyella de Paliza For For Management 2 Ratify Deloitte & Touche LLP as For For Management Auditors 3 Approve 2011 Performance Option Plan For For Management 4 Advisory Vote on Executive Compensation For For Management Approach -------------------------------------------------------------------------------- PRAXAIR, INC. Ticker: PX Security ID: 74005P104 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen F. Angel For For Management 1.2 Elect Director Oscar Bernardes For For Management 1.3 Elect Director Nance K. Dicciani For For Management 1.4 Elect Director Edward G. Galante For For Management 1.5 Elect Director Claire W. Gargalli For For Management 1.6 Elect Director Ira D. Hall For For Management 1.7 Elect Director Raymond W. LeBoeuf For For Management 1.8 Elect Director Larry D. McVay For For Management 1.9 Elect Director Wayne T. Smith For For Management 1.10 Elect Director Robert L. Wood For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Amend Executive Incentive Bonus Plan For For Management 5 Amend Omnibus Stock Plan For Against Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- QEP RESOURCES, INC. Ticker: QEP Security ID: 74733V100 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Keith O. Rattie For For Management 1.2 Elect Director David A. Trice For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency None One Year Management 4 Ratify Auditors For For Management 5 Other Business For For Management -------------------------------------------------------------------------------- RANGE RESOURCES CORPORATION Ticker: RRC Security ID: 75281A109 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Charles L. Blackburn For For Management 2 Elect Director Anthony V. Dub For For Management 3 Elect Director V. Richard Eales For For Management 4 Elect Director Allen Finkelson For For Management 5 Elect Director James M. Funk For For Management 6 Elect Director Jonathan S. Linker For For Management 7 Elect Director Kevin S. McCarthy For For Management 8 Elect Director John H. Pinkerton For For Management 9 Elect Director Jeffrey L. Ventura For For Management 10 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 11 Advisory Vote on Say on Pay Frequency Three Three Years Management Years 12 Amend Omnibus Stock Plan For For Management 13 Ratify Auditors For For Management -------------------------------------------------------------------------------- SALAMANDER ENERGY PLC Ticker: SMDR Security ID: G7779L100 Meeting Date: SEP 06, 2010 Meeting Type: Special Record Date: SEP 02, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Acquisition of SOCO Thailand For For Management LLC -------------------------------------------------------------------------------- SALAMANDER ENERGY PLC Ticker: SMDR Security ID: G7779L100 Meeting Date: JUN 28, 2011 Meeting Type: Annual Record Date: JUN 26, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Accept Financial Statements and For For Management Statutory Reports 2 Approve Remuneration Report For For Management 3 Reappoint Deloitte LLP as Auditors For For Management 4 Authorise Board to Fix Remuneration of For For Management Auditors 5 Re-elect Charles Jamieson as Director For For Management 6 Re-elect James Menzies as Director For For Management 7 Re-elect Michael Buck as Director For For Management 8 Re-elect Michael Pavia as Director For For Management 9 Re-elect Struan Robertson as Director For For Management 10 Re-elect John Crowle as Director For For Management 11 Re-elect Robert Cathery as Director For For Management 12 Re-elect James Coleman as Director For For Management 13 Authorise EU Political Donations and For For Management Expenditure 14 Authorise Issue of Equity with For For Management Pre-emptive Rights 15 Authorise Issue of Equity without For For Management Pre-emptive Rights 16 Authorise the Company to Call EGM with For For Management Two Weeks' Notice -------------------------------------------------------------------------------- SCHLUMBERGER LIMITED Ticker: SLB Security ID: 806857108 Meeting Date: APR 06, 2011 Meeting Type: Annual Record Date: FEB 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Philippe Camus For For Management 1.2 Elect Director Peter L.S. Currie For For Management 1.3 Elect Director Andrew Gould For For Management 1.4 Elect Director Tony Isaac For For Management 1.5 Elect Director K. Vaman Kamath For For Management 1.6 Elect Director Nikolay Kudryavtsev For For Management 1.7 Elect Director Adrian Lajous For For Management 1.8 Elect Director Michael E. Marks For For Management 1.9 Elect Director Elizabeth Moler For For Management 1.10 Elect Director Leo Rafael Reif For For Management 1.11 Elect Director Tore I. Sandvold For For Management 1.12 Elect Director Henri Seydoux For For Management 1.13 Elect Director Paal Kibsgaard For For Management 1.14 Elect Director Lubna S. Olayan For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Two Years Two Years Management 4 Increase Authorized Common Stock For For Management 5 Adopt Plurality Voting for Contested For For Management Election of Directors 6 Adopt and Approve Financials and For For Management Dividends 7 Ratify PricewaterhouseCoopers LLP as For For Management Auditors -------------------------------------------------------------------------------- SOUTHWESTERN ENERGY COMPANY Ticker: SWN Security ID: 845467109 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Lewis E. Epley, Jr. For For Management 2 Elect Director Robert L. Howard For For Management 3 Elect Director Greg D. Kerley For For Management 4 Elect Director Harold M. Korell For For Management 5 Elect Director Vello A. Kuuskraa For For Management 6 Elect Director Kenneth R. Mourton For For Management 7 Elect Director Steven L. Mueller For For Management 8 Elect Director Charles E. Scharlau For For Management 9 Elect Director Alan H. Stevens For For Management 10 Ratify Auditors For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Provide Right to Call Special Meeting For For Management 14 Report on Political Contributions Against Against Shareholder -------------------------------------------------------------------------------- TALISMAN ENERGY INC. Ticker: TLM Security ID: 87425E103 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Christiane Bergevin For For Management 1.2 Elect Director Donald J. Carty For For Management 1.3 Elect Director William R.P. Dalton For For Management 1.4 Elect Director Kevin S. Dunne For For Management 1.5 Elect Director Harold N. Kvisle For For Management 1.6 Elect Director John A. Manzoni For For Management 1.7 Elect Director Lisa A. Stewart For For Management 1.8 Elect Director Peter W. Tomsett For For Management 1.9 Elect Director Charles R. Williamson For For Management 1.10 Elect Director Charles M. Winograd For For Management 2 Ratify Ernst & Young LLP as Auditors For For Management 3 Approve Shareholder Rights Plan For For Management 4 Advisory Vote on Executive Compensation For For Management Approach -------------------------------------------------------------------------------- TASEKO MINES LIMITED Ticker: TKO Security ID: 876511106 Meeting Date: JUN 01, 2011 Meeting Type: Annual/Special Record Date: APR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Fix Number of Directors at Nine For For Management 2.1 Elect William P. Armstrong as Director For For Management 2.2 Elect T. Barry Coughlan as Director For For Management 2.3 Elect Scott D. Cousens as Director For For Management 2.4 Elect Robert A. Dickinson as Director For For Management 2.5 Elect Russell E. Hallbauer as Director For For Management 2.6 Elect Wayne Kirk as Director For For Management 2.7 Elect Alex G. Morrison as Director For For Management 2.8 Elect Richard A. Mundie as Director For For Management 2.9 Elect Ronald W. Thiessen as Director For For Management 3 Ratify KPMG LLP. as Auditors For For Management -------------------------------------------------------------------------------- TULLOW OIL PLC Ticker: TLW Security ID: G91235104 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAY 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Accept Financial Statements and For For Management Statutory Reports 2 Approve Final Dividend For For Management 3 Approve Remuneration Report For For Management 4 Elect Tutu Agyare as Director For For Management 5 Re-elect David Bamford as Director For For Management 6 Re-elect Graham Martin as Director For For Management 7 Re-elect Steven McTiernan as Director For For Management 8 Re-elect Pat Plunkett as Director For For Management 9 Reappoint Deloitte LLP as Auditors and For For Management Authorise Their Remuneration 10 Authorise Issue of Equity with For For Management Pre-emptive Rights 11 Authorise Issue of Equity without For For Management Pre-emptive Rights 12 Authorise the Company to Call EGM with For For Management Two Weeks' Notice -------------------------------------------------------------------------------- TULLOW OIL PLC Ticker: TLW Security ID: G91235104 Meeting Date: MAY 12, 2011 Meeting Type: Special Record Date: MAY 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Amend 2005 Performance Share Plan For For Management -------------------------------------------------------------------------------- VALE S.A. Ticker: VALE5 Security ID: 91912E105 Meeting Date: APR 19, 2011 Meeting Type: Annual/Special Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Accept Financial Statements and For For Management Statutory Reports for Fiscal Year Ended Dec. 31, 2010 2 Approve Allocation of Income and For For Management Dividends and the Capital Budget for Fiscal 2011 3 Elect Directors For For Management 4 Elect Fiscal Council Members For For Management 5 Approve Remuneration of Executive For For Management Officers, Non-Executive Directors, and Fiscal Council Members 1 Authorize Capitalization of Reserves For For Management Without Share Issuance and Amend Article 5 ============================ RS GREATER CHINA FUND ============================= AIA GROUP LTD Ticker: Security ID: Y002A1105 Meeting Date: MAY 26, 2011 Meeting Type: Annual General Meeting Record Date: MAY 20, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE IN THE HONG KONG MARKET None Did not vote Management THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE. CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110325/LTN2 0110325262.pdf 1 To receive and consider the audited For For Management consolidated financial statements of the Company, the Report of the Directors and the Independent Auditors' Report for the year ended 30 November 2010 2 To re-elect Mr. Edmund Sze Wing Tse as For For Management Non-executive Director of the Company 3 To re-elect Mr. Mark Edward Tucker as For For Management Executive Director of the Company 4 To re-appoint PricewaterhouseCoopers as For For Management auditors of the Company for the term from the passing of this resolution until the conclusion of the next annual general meeting and to authorise the board of directors of the Company (the "Board") to fix their remu 5.A To grant a general mandate to the For For Management Directors to allot, issue, grant and deal with additional shares of the Company, not exceeding twenty per cent (20%) of the issued share capital of the Company at the date of this Resolution 5.B To grant a general mandate to the For For Management Directors to repurchase shares of the Company, not exceeding ten per cent (10%) of the issued share capital of the Company at the date of this Resolution 5.C Conditional on the passing of For For Management Resolutions 5(A) and 5(B), to authorise the Directors to exercise the powers to allot, issue, grant and deal with additional shares of the Company under Resolution 5(A) in respect of the aggregate nominal amount of the shares 5.D To grant a general mandate to the For For Management Directors to allot, issue and deal with additional shares of the Company under the restricted share unit scheme approved and adopted by the Company on 28 September 2010 -------------------------------------------------------------------------------- CHINA COMMUNICATIONS SERVICES CORPORATION LTD, BEI Ticker: Security ID: Y1436A102 Meeting Date: JUN 28, 2011 Meeting Type: Class Meeting Record Date: MAY 27, 2011 # Proposal Mgt Rec Vote Cast Sponsor cmmt PLEASE NOTE THAT THIS IS AN AMENDMENT None Did not vote Management TO MEETING ID 813754 DUE TO CHANGE IN ME-ETING DATE. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU. cmmt PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110512/LTN2 0110512112.pdf cmmt PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIOS. THANK YOU. 1 Class and par value of the Shares to be For For Management issued will be the Domestic Shares and the H Shares of RMB1.00 each 2 Proportion and number of the Shares to For For Management be issued will be up to two (2) Shares for every ten (10) existing Shares in issue as at the record date for the Rights Issue to be determined by the Board 3 Subscription price for the Rights Issue For For Management shall be determined by the Board in consultation with the underwriters based on a discount to market trading prices having regard to the prevailing market conditions at the time, including but not limited to, the tr 4 Target subscriber will be all the For For Management existing Shareholders (but excluding the Excluded Shareholders) whose names appear on the registers of members of the Company on the Record Date 5 Qualified H Shareholders may apply, by For For Management way of excess application, for any unsold entitlements of the Excluded Shareholders and for any H Rights Shares provisionally allotted to the Qualified H Shareholders but not accepted. Qualified Domestic Shareholders 6 All the proceeds raised from the Rights For For Management Issue, after deduction of all the relevant expenses, shall be mainly used for the following purposes. The Company will use internal funds and debt financing channel to satisfy insufficient portion of funding require 7 The Board shall be authorized to deal For For Management with all the matters in relation to the Rights Issue including without limitation (a) to deal with the relevant regulatory departments, organizations, stock exchanges etc. within and outside the PRC in relation to the 8 The above special resolutions shall be For For Management valid for 12 months from the date of the approval by the Shareholders -------------------------------------------------------------------------------- CHINA COMMUNICATIONS SERVICES CORPORATION LTD, BEI Ticker: Security ID: Y1436A102 Meeting Date: JUN 28, 2011 Meeting Type: ExtraOrdinary General Meeting Record Date: MAY 27, 2011 # Proposal Mgt Rec Vote Cast Sponsor cmmt PLEASE NOTE THAT THIS IS AN AMENDMENT None Did not vote Management TO MEETING ID 810971 DUE TO CHANGE IN ME-ETING DATE. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU. cmmt PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110512/LTN2 0110512104.pdf cmmt PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY-FOR ALL RESOLUTIONS. THANK YOU. 1 To consider and approve, subject to the For For Management fulfilment of the conditions in respect of the Rights Issue as set out in the Circular, the proposed Rights Issue of Domestic Shares and H Shares, on the following term: Class and par value of the Shares to be issue 2 To consider and approve, subject to the For For Management fulfilment of the conditions in respect of the Rights Issue as set out in the Circular, the proposed Rights Issue of Domestic Shares and H Shares, on the following term: Proportion and number of the Shares to be iss 3 To consider and approve, subject to the For For Management fulfilment of the conditions in respect of the Rights Issue as set out in the Circular, the proposed Rights Issue of Domestic Shares and H Shares, on the following term: Subscription price for the Rights Issue shall 4 To consider and approve, subject to the For For Management fulfilment of the conditions in respect of the Rights Issue as set out in the Circular, the proposed Rights Issue of Domestic Shares and H Shares, on the following term: Target subscriber will be all the existing Sh 5 To consider and approve, subject to the For For Management fulfilment of the conditions in respect of the Rights Issue as set out in the Circular, the proposed Rights Issue of Domestic Shares and H Shares, on the following term: Qualified H Shareholders may apply, by way of 6 To consider and approve, subject to the For For Management fulfilment of the conditions in respect of the Rights Issue as set out in the Circular, the proposed Rights Issue of Domestic Shares and H Shares, on the following term: All the proceeds raised from the Rights Issue 7 To consider and approve, subject to the For For Management fulfilment of the conditions in respect of the Rights Issue as set out in the Circular, the proposed Rights Issue of Domestic Shares and H Shares, on the following term: The Board shall be authorized to deal with al 8 To consider and approve, subject to the For For Management fulfilment of the conditions in respect of the Rights Issue as set out in the Circular, the proposed Rights Issue of Domestic Shares and H Shares, on the following term: The above special resolutions shall be valid 9 To consider and approve, subject to the For For Management completion of the Rights Issue: The proposal that existing Shareholders and new Shareholders alike shall be entitled to share in the undistributed profits of the Company accrued before the completion of the Rights I -------------------------------------------------------------------------------- CHINA COMMUNICATIONS SERVICES CORPORATION LTD, BEI Ticker: Security ID: Y1436A102 Meeting Date: JUN 28, 2011 Meeting Type: Annual General Meeting Record Date: MAY 27, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110415/LTN2 0110415171.pdf CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU. 1 That the consolidated financial For For Management statements of the Company, the report of the Directors, the report of the Supervisory Committee and the report of the international auditors for the year ended 31 December 2010 be considered and approved, and the board of d 2 That the profit distribution proposal For For Management and the declaration and payment of a final dividend for the year ended 31 December 2010 be considered and approved 3 That the reappointment of KPMG and KPMG For For Management Huazhen as the international auditors and domestic auditors of the Company, respectively, for the year ended 31 December 2011 be considered and approved, and the Board be authorized to fix the remuneration of the au 4 That the grant of a general mandate to For For Management the Board to issue, allot and deal with the additional shares in the Company not exceeding 20% of each of the existing domestic Shares and H shares (as the case may be) in issue be considered and approved 5 That the authorization to the Board to For For Management increase the registered capital of the Company and to amend the articles of association of the Company to reflect such increase in the registered capital of the Company under the general mandate be considered and app -------------------------------------------------------------------------------- CHINA RES LD LTD Ticker: Security ID: G2108Y105 Meeting Date: JUN 01, 2011 Meeting Type: Annual General Meeting Record Date: MAY 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110428/LTN2 01104281068.pdf CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTIONS "1 TO 7" THANK YOU 1 To receive and consider the audited For For Management Financial Statements and the Directors' Report and the Independent Auditor's Report for the year ended 31 December 2010 2 To declare a final dividend of HK 21.5 For For Management cents per share for the year ended 31 December 2010 3.1 To re-elect Mr. Wang Yin as Director For For Management 3.2 To re-elect Mr. Yan Biao as Director For For Management 3.3 To re-elect Mr. Ding Jiemin as Director For For Management 3.4 To re-elect Mr. Shi Shanbo as Director For For Management 3.5 To re-elect Mr. Wei Bin as Director For For Management 3.6 To re-elect Dr. Zhang Haipeng as For For Management Director 3.7 To re-elect Mr. Yan Y. Andrew as For For Management Director 3.8 To re-elect Mr. Ho Hin Ngai, Bosco as For For Management Director 3.9 To fix the remuneration of the For For Management Directors 4 To re-appoint Messrs. Deloitte Touche For For Management Tohmatsu as Auditor and authorise the Directors to fix their remuneration 5 Ordinary Resolution in item No.5 of the For For Management Notice of Annual General Meeting. (To give a general mandate to the Directors to repurchase shares of the Company) 6 Ordinary Resolution in item No.6 of the For For Management Notice of Annual General Meeting. (To give a general mandate to the Directors to issue new shares of the Company) 7 Ordinary Resolution in item No.7 of the For For Management Notice of Annual General Meeting. (To extend the general mandate to be given to the Directors to issue new shares) cmmt PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- CHINA TAIPING INSURANCE HOLDINGS CO LTD Ticker: Security ID: Y1456Z151 Meeting Date: MAY 31, 2011 Meeting Type: Annual General Meeting Record Date: MAY 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE IN THE HONG KONG MARKET None Did not vote Management THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE. CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110427/LTN2 0110427456.pdf 1 To receive and adopt the audited For For Management Financial Statements, the Report of the Directors and the Independent Auditor's Report for the year ended 31 December 2010 2.a To re-elect Mr. Ng Yu Lam Kenneth as For For Management Director 2.b To re-elect Mr. Lau Siu Mun Sammy as For For Management Director 2.c To re-elect Mr. Li Tao as Director For For Management 2.d To re-elect Dr. Wu Jiesi as Director For For Management 2.e To authorize the Board of Directors to For For Management fix the Directors' fees 3 To re-appoint Deloitte Touche Tohmatsu For For Management as auditor and to authorize the Board of Directors to fix their remuneration 4 To give a general mandate to the For For Management Directors to issue shares of the Company 5 To give a general mandate to the For For Management Directors to repurchase shares of the Company 6 To extend the general mandate to issue For For Management shares by addition thereto the shares repurchased by the Company -------------------------------------------------------------------------------- ENN ENERGY HLDGS LTD Ticker: Security ID: G3066L101 Meeting Date: MAY 31, 2011 Meeting Type: Annual General Meeting Record Date: MAY 24, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110406/LTN2 0110406739.pdf CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU. 1 To receive and consider the audited For For Management financial statements and the directors and independent auditor's reports for the year ended 31 December 2010 2.1 To declare a final dividend of HKD28.35 For For Management cents per share for the year ended 31 December 2010 2.2 To declare a special dividend of For For Management HKD5.66 cents per share for the year ended 31 December 2010 3.a.1 To re-elect Mr. Cheng Chak Ngok as For For Management director 3.a.2 To re-elect Mr. Zhao Shengli as For For Management director 3.a.3 To re-elect Mr. Wang Dongzhi as For For Management director 3.a.4 To re-elect Ms. Yien Yu Yu, Catherine For For Management as director 3.a.5 To re-elect Mr. Kong Chung Kau as For For Management director 3.b To resolve not to fill up the vacated For For Management offices resulting from the retirement of Mr. Liang Zhiwei and Ms. Zhai Xiaoqin as directors 3.c To authorise the board of directors to For For Management fix the directors' fees 4 To re-appoint Deloitte Touche Tohmatsu For For Management as auditor and to authorise the board of directors to fix their remuneration 5A To give a general mandate to the For For Management directors to issue new shares of the Company (ordinary resolution in item No.5A of the notice of annual general meeting) 5B To give a general mandate to the For For Management directors to repurchase shares of the Company (ordinary resolution in item No.5B of the notice of annual general meeting) 5C To extend the general mandate to be For For Management given to the directors to issue shares (ordinary resolution in item No.5C of the notice of annual general meeting) CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- HENDERSON LAND DEVELOPMENT CO LTD Ticker: Security ID: Y31476107 Meeting Date: JUN 09, 2011 Meeting Type: Annual General Meeting Record Date: JUN 03, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110415/LTN2 0110415071.pdf CMMT PLEASE NOTE IN THE HONG KONG MARKET None Did not vote Management THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE. 1 To receive and consider the Audited For For Management Accounts and the Reports of the Directors and Auditor for the year ended 31 December 2010 2 To declare a Final Dividend For For Management 3.a.1 To re-elect Mr. Wong Ho Ming, Augustine For For Management as director 3.a.2 To re-elect Mr. Lee Ka Kit as director For For Management 3.a.3 To re-elect Mr. Lee Ka Shing as For For Management director 3.a.4 To re-elect Mr. Suen Kwok Lam as For For Management director 3.a.5 To re-elect Mr. Kwok Ping Ho, Patrick For For Management as director 3.a.6 To re-elect Mrs. Lee Pui Ling, Angelina For For Management as director 3.a.7 To re-elect Mr. Wu King Cheong as For For Management director 3.b To approve the Remuneration Committee For For Management Members' remuneration 4 To re-appoint Auditor and authorise the For For Management Directors to fix Auditor's remuneration 5.A To approve the Ordinary Resolution in For For Management item 5 of the Notice of Annual General Meeting : To give a general mandate to the Directors to repurchase shares 5.B To approve the Ordinary Resolution in For For Management item 5 of the Notice of Annual General Meeting : To give a general mandate to the Directors to allot new shares 5.C To approve the Ordinary Resolution in For For Management item 5 of the Notice of Annual General Meeting : To authorise the Directors to allot new shares equal to the aggregate nominal amount of share capital purchased by the Company 6 To amend the Articles of Association of For For Management the Company in the manner as set out in item 6 of the Notice of Annual General Meeting CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- HENGAN INTL GROUP CO LTD Ticker: Security ID: G4402L151 Meeting Date: MAY 26, 2011 Meeting Type: Annual General Meeting Record Date: MAY 20, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THIS IS AN AMENDMENT None Did not vote Management TO MEETING ID 809546 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU. CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110419/LTN2 0110419543.pdf CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU. 1 To receive and consider the audited For For Management consolidated accounts and the reports of the directors and auditors for the year ended 31 December 2010 2 To declare a final dividend for the For For Management year ended 31 December 2010 3.i To re-elect Mr. Hui Lin Chit as an For For Management executive director 3.ii To re-elect Mr. Chan Henry as an For For Management independent non-executive director 3.iii To re-elect Ms. Ada Ying Kay Wong as an For For Management independent non- executive director 3.iv To re-elect Mr. Xu Shui Shen as an For For Management executive director 3.v To re-elect Mr. Xu Chun Man as an For For Management executive director 3.vi To re-elect Mr. Sze Wong Kim as an For For Management executive director 3.vii To re-elect Mr. Hui Ching Chi as an For For Management executive director 3viii To authorise the board of directors to For For Management fix the remuneration of the directors 4 To re-appoint auditors and to authorise For For Management the board of directors to fix their remuneration 5 To grant a general mandate to the board For For Management of directors to allot and issue shares 6 To grant a general mandate to the board For For Management of directors to exercise all powers of the Company to purchase its own securities 7 To extend the general mandate granted For For Management to the board of directors pursuant to Resolution No. 5 above by an amount representing the aggregate nominal amount of shares in the capital of the Company purchased by the Company pursuant to the general mandate gran 8 To approve and adopt the New Share For Against Management Option Scheme and to authorise the Board to do all acts necessary therefore -------------------------------------------------------------------------------- KUNLUN ENERGY CO LTD Ticker: Security ID: G5320C108 Meeting Date: JUN 08, 2011 Meeting Type: Annual General Meeting Record Date: JUN 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110404/LTN2 01104041299.pdf CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU. 1 To adopt the audited Financial For For Management Statement and the Reports of the Directors and Auditors for the year ended 31 December 2010 2 To declare dividend For For Management 3.A.i To re-elect Mr. Cheng Cheng as director For For Management 3.Aii To re-elect Dr. Lau Wah Sum as director For For Management 3Aiii To re-elect Mr. Li Kwok Sing Aubrey as For For Management director 3.B To authorise the Directors to fix the For For Management remuneration of the directors 4 To appoint PricewaterhouseCoopers as For For Management auditors for the ensuing year and to authorise the directors to fix their remuneration 5 To approve the share issue mandate For For Management (ordinary resolution no. 5 of the notice convening the Meeting) 6 To approve the share repurchase mandate For For Management (ordinary resolution no. 6 of the notice convening the Meeting) 7 To approve extension of the share issue For For Management mandate under ordinary resolution no. 5 by the number of shares repurchased under ordinary resolution no. 6 (ordinary resolution no. 7 of the notice convening the Meeting) CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- LIANHUA SUPERMARKET HLDGS CO LTD Ticker: Security ID: Y5279F102 Meeting Date: JUN 28, 2011 Meeting Type: Class Meeting Record Date: MAY 27, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL- LINK:http://www.hkexnews.hk/listedco/li stconews/sehk/20110512/ LTN20110512394.p-df CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU. 1 To approve the proposal relating to the For For Management bonus issue of the company to the shareholders whose names appear on the register of members of the company on the record date, by way of capitalization of part of the company's capital reserve fund 2 To approve, the proposal relating to For For Management the increase of the registered capital of the company from RMB 622,000,000 to RMB 1,119,600,000 as a result of the bonus issue 3.i To approve the following proposed For For Management amendment to the articles of association of the company and to authorize any two executive directors of the board to make corresponding amendments to the articles of association in accordance with the opinions of the rele 3.ii To approve the following proposed For For Management amendment to the articles of association of the company and to authorize any two executive directors of the board to make corresponding amendments to the articles of association in accordance with the opinions of the rele CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- LIANHUA SUPERMARKET HLDGS CO LTD Ticker: Security ID: Y5279F102 Meeting Date: JUN 28, 2011 Meeting Type: Annual General Meeting Record Date: MAY 27, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110512/LTN2 0110512388.pdf CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU. 1 To approve the report of the Board of For For Management Directors of the Company (the "Board") for the year ended 31 December 2010 2 To approve the report of the For For Management supervisory committee of the Company for the year ended 31 December 2010 3 To approve the consolidated audited For For Management financial statements of the Company and the report of the international auditors for the year ended 31 December 2010 4 To approve the profit distribution For For Management proposal of the Company and the relevant declaration and payment of a final dividend of RMB0.18 per share (inclusive of tax) of the Company for the year ended 31 December 2010 5.i To approve the appointment of Mr. Hua For For Management Guo-ping as the executive director of the Company 5ii To approve the appointment of Mr. Liang For For Management Wei as the executive director of the Company 5iii To approve the appointment of Ms. Xu For For Management Ling-ling as the executive director of the Company 5iv To approve the appointment of Ms. Cai For For Management Lan-ying as the executive director of the Company 5v To approve the appointment of Mr. Tang For For Management Qi as the executive director of the Company 5vi To approve the appointment of Mr. Ma For For Management Xin-sheng as the non- executive director of the Company 5vii To approve the appointment of Mr. Xu Bo For For Management as the non-executive director of the Company 5viii To approve the appointment of Mr. For For Management Kazuyasu Misu as the non- executive director of the Company 5ix To approve the appointment of Mr. Wong For For Management Tak Hung as the non- executive director of the Company 5x To approve the appointment of Mr. Xia For For Management Da-wei as the independent non-executive director of the Company 5xi To approve the appointment of Mr. Lee For For Management Kwok Ming, Don as the independent non-executive director of the Company 5xii To approve the appointment of Mr. Zhang For For Management Hui-ming as the independent non-executive director of the Company 6i To approve the appointment of Mr. Chen For For Management Jian-jun as the supervisor of the Company 6ii To approve the appointment of Mr. Wang For For Management Long-sheng as the supervisor of the Company 7 To approve the proposed remuneration of For For Management each of the independent non-executive director of the fourth session of the Board and the grant of authorization to the chairman of the fourth session of the Board to enter into letter of appointment with each of th 8 To approve the re-appointment of For For Management Shanghai Certified Public Accountants as the Company's PRC auditors and Deloitte Touche Tohmatsu as the Company's international auditors for the period from the conclusion of the annual general meeting of the Company for t 9 To consider and approve other matters, Against For Management if any S.1 To approve the proposal relating to the For For Management bonus issue of the Company to the shareholders whose names appear on the register of members of the Company on the Record Date, by way of capitalization of part of the Company's capital reserve fund S.2 To approve, the proposal relating to For For Management the increase of the registered capital of the Company from RMB622,000,000 to RMB1,119,600,000 as a result of the Bonus Issue S.3.i To approve the following proposed For For Management amendments to the articles of association of the Company and to authorize any two executive directors of the Board to make corresponding amendments to the articles of association in accordance with the opinions of the rel S.3ii To approve the following proposed For For Management amendments to the articles of association of the Company and to authorize any two executive directors of the Board to make corresponding amendments to the articles of association in accordance with the opinions of the rel CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- PHOENIX SATELLITE TELEVISION HOLDINGS LTD, GEORGE Ticker: Security ID: G70645109 Meeting Date: JUN 17, 2011 Meeting Type: Annual General Meeting Record Date: JUN 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110415/LTN2 0110415756.pdf CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU. 1 To receive and consider the audited For For Management consolidated financial statements and the reports of the Directors of the Company and independent auditor for the year ended 31 December 2010 2 To declare a final dividend of 3.3 Hong For For Management Kong cents per share for the year ended 31 December 2010 3.A To re-elect Mr. Wang Ji Yan as For For Management executive Director and to authorise the Board to fix his remuneration 3.B To re-elect Dr. Lo Ka Shui as For For Management independent non-executive Director and to authorise the Board to fix his remuneration 3.C To re-elect Mr. Thaddeus Thomas Beczak For For Management as independent non- executive Director and to authorise the Board to fix his remuneration 4 To re-appoint PricewaterhouseCoopers as For For Management auditor and to authorise the Board to fix their remuneration 5 To grant a general mandate to the Board For For Management to allot, issue and deal with additional Shares 6 To grant a general mandate to the Board For For Management to repurchase Shares 7 To increase the maximum nominal amount For For Management of share capital which the Board is authorised to allot, issue and deal with pursuant to the general mandate set out in resolution no. 5 by the aggregate nominal amount of Shares repurchased pursuant to the general m -------------------------------------------------------------------------------- PORTS DESIGN LTD Ticker: Security ID: G71848124 Meeting Date: MAY 27, 2011 Meeting Type: Annual General Meeting Record Date: MAY 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110426/LTN2 0110426762.pdf CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU 1 To receive and consider the audited For For Management financial statements and the reports of the directors and the auditors for the year ended 31 December 2010 2 To declare a final cash dividend of RMB For For Management 0.24 per share for the year ended 31 December 2010 3 To re-appoint KPMG as auditors and For For Management authorise the board of directors to fix their remuneration 4A.i To re-elect the retiring Director: Mr. For For Management Han Kiat Edward Tan 4A.ii To re-elect the retiring Director: Mr. For For Management Kai Tai Alfred Chan 4Aiii To re-elect the retiring Director: Mr. For For Management Pierre Frank Bourque 4A.iv To re-elect the retiring Director: Ms. For For Management Julie Ann Enfield 4A.v To re-elect the retiring Director: Mr. For For Management Rodney Ray Cone 4A.vi To re-elect the retiring Director: Ms. For For Management Wei Lynn Valarie Fong 4Avii To re-elect the retiring Director: Mr. For For Management Peter Nikolaus Bromberger 4B To authorise the board of directors to For For Management fix their remuneration 5A To give a general mandate to the For For Management directors of the Company to issue and allot Shares not exceeding 20% of the issued share capital of the Company as at the date of passing this resolution 5B To give a general mandate to the For For Management directors of the Company to repurchase Shares not exceeding 10% of the issued share capital of the Company as at the date of passing this resolution 5C To extend the general mandate granted For For Management to the directors of the Company for the issue of additional Shares -------------------------------------------------------------------------------- SUN HUNG KAI & CO LTD Ticker: Security ID: Y82415103 Meeting Date: MAY 25, 2011 Meeting Type: Annual General Meeting Record Date: MAY 19, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110419/LTN2 0110419516.pdf CMMT PLEASE NOTE IN THE HONG KONG MARKET None Did not vote Management THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE. 1 To receive and adopt the audited For For Management consolidated financial statements and the reports of the directors and auditor for the year ended 31 December 2010 2 To declare a final dividend For For Management 3.a To re-elect Mr. Peter Anthony Curry as For For Management director 3.b To re-elect Mr. Roy Kuan as director For For Management 3.c To re-elect Mr. Joseph Tong Tang as For For Management director 3.d To re-elect Mr. Patrick Lee Seng Wei as For For Management director 3.e To re-elect Mr. Alan Stephen Jones as For For Management director 3.f To re-elect Mr. Carlisle Caldow Procter For For Management as director 3.g To fix the directors' fees For For Management 4 To re-appoint auditor and to authorize For For Management the board of directors to fix their remuneration 5.A To grant a general mandate to the For For Management directors to issue securities (Ordinary Resolution No. 5A of the Notice) 5.B To grant a general mandate to the For For Management directors to repurchase shares (Ordinary Resolution No. 5B of the Notice) 5.C To extend the general mandate to the For For Management directors to issue securities (Ordinary Resolution No. 5C of the Notice) CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF ACTUAL RCORD DATE. IF YO-U HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS-YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- TIAN AN CHINA INVESTMENTS CO LTD Ticker: Security ID: Y88170207 Meeting Date: MAY 30, 2011 Meeting Type: ExtraOrdinary General Meeting Record Date: MAY 26, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE IN THE HONG KONG MARKET None Did not vote Management THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE. CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110509/LTN2 0110509400.pdf 1 To approve the adoption of the share For For Management option scheme by Allied Cement Holdings Limited cmmt PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- TINGYI CAYMAN IS HLDG CORP Ticker: Security ID: G8878S103 Meeting Date: JUN 10, 2011 Meeting Type: Annual General Meeting Record Date: JUN 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110331/LTN2 0110331287.pdf CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU. 1 To receive and consider the audited For For Management accounts and the reports of the directors and auditors for the year ended 31 December 2010 2 To declare the payment of a final For For Management dividend for the year ended 31 December 2010 3.1 To re-elect the retiring director and For For Management authorise the Directors to fix their remuneration: Mr. Ryo Yoshizawa 3.2 To re-elect the retiring director and For For Management authorise the Directors to fix their remuneration: Mr. Wu Chung-Yi 3.3 To re-elect the retiring director and For For Management authorise the Directors to fix their remuneration: Mr. Junichiro Ida 4 To re-appoint Mazars CPA Limited as For For Management auditors of the Company and authorise the directors to fix their remuneration 5 To consider and approve the general For For Management mandate for issue of shares 6 To consider and approve the general For For Management mandate to repurchase shares in the capital of the Company 7 To consider and approve that the For For Management aggregate nominal amount of shares which are repurchased by the Company shall be added to the aggregate nominal amount of the shares which may be alloted pursuant to the general mandate for issue of shares CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF AUDITOR NAME. IF YOU HAV-E ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU-DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. ================================ RS GROWTH FUND ================================ ACCENTURE PLC Ticker: CSA Security ID: G1151C101 Meeting Date: FEB 03, 2011 Meeting Type: Annual Record Date: DEC 13, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Accept Financial Statements and For For Management Statutory Reports 2 Reelect Charles H. Giancarlo as a For For Management Director 3 Reelect Dennis F. Hightower as a For For Management Director 4 Reelect Blythe J. McGarvie as a For For Management Director 5 Reelect Mark Moody-Stuart as a Director For For Management 6 Reelect Pierre Nanterme as a Director For For Management 7 Ratify Auditors For For Management 8 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 9 Advisory Vote on Say on Pay Frequency Three Three Years Management Years 10 Authorize the Holding of the 2012 AGM For For Management at a Location Outside Ireland 11 Authorize Open-Market Purchases of For For Management Class A Ordinary Shares 12 Determine the Price Range at which For For Management Accenture Plc can Re-issue Shares that it Acquires as Treasury Stock -------------------------------------------------------------------------------- ADOBE SYSTEMS INCORPORATED Ticker: ADBE Security ID: 00724F101 Meeting Date: APR 21, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert K. Burgess For For Management 2 Elect Director Daniel Rosensweig For For Management 3 Elect Director Robert Sedgewick For For Management 4 Elect Director John E. Warnock For For Management 5 Amend Qualified Employee Stock Purchase For Against Management Plan 6 Approve Executive Incentive Bonus Plan For For Management 7 Ratify Auditors For For Management 8 Declassify the Board of Directors For For Management 9 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 10 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- AFFILIATED MANAGERS GROUP, INC. Ticker: AMG Security ID: 008252108 Meeting Date: MAY 31, 2011 Meeting Type: Annual Record Date: APR 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Samuel T. Byrne For For Management 1.2 Elect Director Dwight D. Churchill For For Management 1.3 Elect Director Sean M. Healey For For Management 1.4 Elect Director Harold J. Meyerman For For Management 1.5 Elect Director William J. Nutt For For Management 1.6 Elect Director Rita M. Rodriguez For For Management 1.7 Elect Director Patrick T. Ryan For For Management 1.8 Elect Director Jide J. Zeitlin For For Management 2 Approve Stock Option Plan For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- ALCATEL LUCENT Ticker: ALU Security ID: 013904305 Meeting Date: MAY 27, 2011 Meeting Type: Annual/Special Record Date: MAR 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Financial Statements and For For Management Statutory Reports 2 Accept Consolidated Financial For For Management Statements and Statutory Reports 3 Approve Allocation of Income and For For Management Absence of Dividends 4 Reelect Daniel Bernard as Director For For Management 5 Reelect W. Frank Blount as Director For For Management 6 Acknowledge Auditors' Special Report For For Management Regarding Related-Party Transactions and Absence of New Related-Party Transaction 7 Authorize Repurchase of Up to 10 For For Management Percent of Issued Share Capital 8 Approve Reduction in Share Capital via For For Management Cancellation of Repurchased Shares 9 Amend Articles 16 and 21 of Bylaws Re: For For Management Electronic Signature and Shareholders Identification 10 Authorize Filing of Required For For Management Documents/Other Formalities -------------------------------------------------------------------------------- ALEXION PHARMACEUTICALS, INC. Ticker: ALXN Security ID: 015351109 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Leonard Bell For For Management 1.2 Elect Director Max Link For For Management 1.3 Elect Director William R. Keller For For Management 1.4 Elect Director Joseph A. Madri For For Management 1.5 Elect Director Larry L. Mathis For For Management 1.6 Elect Director R. Douglas Norby For For Management 1.7 Elect Director Alvin S. Parven For For Management 1.8 Elect Director Andreas Rummelt For For Management 1.9 Elect Director Ann M. Veneman For For Management 2 Increase Authorized Common Stock For For Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- ALLSCRIPTS HEALTHCARE SOLUTIONS, INC. Ticker: MDRX Security ID: 01988P108 Meeting Date: NOV 04, 2010 Meeting Type: Annual Record Date: SEP 14, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dennis Chookaszian For For Management 1.2 Elect Director Eugene V. Fife For For Management 1.3 Elect Director Marcel L. "Gus" Gamache For For Management 1.4 Elect Director Philip D. Green For For Management 1.5 Elect Director Edward A. Kangas For For Management 1.6 Elect Director John King For For Management 1.7 Elect Director Michael J. Kluger For For Management 1.8 Elect Director Philip M. Pead For For Management 1.9 Elect Director Glen E. Tullman For For Management 1.10 Elect Director Stephen Wilson For For Management 2 Amend Qualified Employee Stock Purchase For For Management Plan 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- ALLSCRIPTS HEALTHCARE SOLUTIONS, INC. Ticker: MDRX Security ID: 01988P108 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dennis Chookaszian For For Management 1.2 Elect Director Eugene V. Fife For For Management 1.3 Elect Director Marcel L. "Gus" Gamache For For Management 1.4 Elect Director Philip D. Green For For Management 1.5 Elect Director Edward A. Kangas For For Management 1.6 Elect Director Michael J. Kluger For For Management 1.7 Elect Director Philip M. Pead For For Management 1.8 Elect Director Glen E. Tullman For For Management 2 Approve Omnibus Stock Plan For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- AMAZON.COM, INC. Ticker: AMZN Security ID: 023135106 Meeting Date: JUN 07, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Jeffrey P. Bezos For For Management 2 Elect Director Tom A. Alberg For For Management 3 Elect Director John Seely Brown For For Management 4 Elect Director William B. Gordon For For Management 5 Elect Director Alain Monie For For Management 6 Elect Director Jonathan J. Rubinstein For For Management 7 Elect Director Thomas O. Ryder For For Management 8 Elect Director Patricia Q. Stonesifer For For Management 9 Ratify Auditors For For Management 10 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 11 Advisory Vote on Say on Pay Frequency Three One Year Management Years 12 Amend Bylaws-- Call Special Meetings Against For Shareholder 13 Report on Climate Change Against Against Shareholder -------------------------------------------------------------------------------- AMETEK, INC. Ticker: AME Security ID: 031100100 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Anthony J. Conti For For Management 1.2 Elect Director Frank S. Hermance For For Management 2 Approve Omnibus Stock Plan For Against Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three Three Years Management Years 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- APPLE INC. Ticker: AAPL Security ID: 037833100 Meeting Date: FEB 23, 2011 Meeting Type: Annual Record Date: DEC 27, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William V. Campbell For For Management 1.2 Elect Director Millard S. Drexler For For Management 1.3 Elect Director Albert A. Gore, Jr. For For Management 1.4 Elect Director Steven P. Jobs For For Management 1.5 Elect Director Andrea Jung For For Management 1.6 Elect Director Arthur D. Levinson For For Management 1.7 Elect Director Ronald D. Sugar For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Adopt Policy on Succession Planning Against Against Shareholder 6 Require a Majority Vote for the Against Against Shareholder Election of Directors -------------------------------------------------------------------------------- ASML HOLDING NV Ticker: ASML Security ID: N07059186 Meeting Date: APR 20, 2011 Meeting Type: Annual Record Date: MAR 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Open Meeting None None Management 2 Discuss the Company's Business and None None Management Finacial Situation 3 Approve Financial Statements and For For Management Statutory Reports 4 Approve Discharge of Management Board For For Management 5 Approve Discharge of Supervisory Board For For Management 6 Receive Explanation on Company's None None Management Reserves and Dividend Policy 7 Approve Dividends of EUR 0.40 Per Share For For Management 8 Amend Articles Re: Legislative Changes For For Management 9 Approve the Numbers of Stock Options, For For Management Respectively Shares for Employees 10a Reelect W.T. Siegle to Supervisory For For Management Board 10b Reelect J.W.B. Westerburgen to For For Management Supervisory Board 11 Announcement of Retirement of None None Management Supervisory Board Members O. Bilous, F.W. Froehlich, A.P.M. van der Poel by Rotation in 2012. 12 Approve Remuneration of Supervisory For For Management Board 13a Grant Board Authority to Issue Shares For For Management Up to 5 Percent of Issued Capital 13b Authorize Board to Exclude Preemptive For For Management Rights from Issuance under Item 13a 13c Grant Board Authority to Issue For For Management Additional Shares of up to 5 Percent in Case of Takeover/Merger 13d Authorize Board to Exclude Preemptive For For Management Rights from Issuance under Item 13c 14 Authorize Repurchase Shares For For Management 15 Authorize Cancellation of Repurchased For For Management Shares 16 Authorize Additionnal Cancellation of For For Management Repurchased Shares 17 Other Business None None Management 18 Close Meeting None None Management -------------------------------------------------------------------------------- CAMERON INTERNATIONAL CORPORATION Ticker: CAM Security ID: 13342B105 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Peter J. Fluor For For Management 2 Elect Director Jack B. Moore For For Management 3 Elect Director David Ross For For Management 4 Ratify Auditors For For Management 5 Approve Executive Incentive Bonus Plan For For Management 6 Amend Omnibus Stock Plan For Against Management 7 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 8 Advisory Vote on Say on Pay Frequency None One Year Management -------------------------------------------------------------------------------- CARMAX, INC. Ticker: KMX Security ID: 143130102 Meeting Date: JUN 27, 2011 Meeting Type: Annual Record Date: APR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Thomas J. Folliard For For Management 1.2 Elect Director Rakesh Gangwal For For Management 1.3 Elect Director Shira Goodman For For Management 1.4 Elect Director W. Robert Grafton For For Management 1.5 Elect Director Edgar H. Grubb For For Management 1.6 Elect Director Mitchell D. Steenrod For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- CERNER CORPORATION Ticker: CERN Security ID: 156782104 Meeting Date: MAY 27, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Denis A. Cortese For For Management 2 Elect Director John C. Danforth For For Management 3 Elect Director Neal L. Patterson For For Management 4 Elect Director William D. Zollars For For Management 5 Ratify Auditors For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management 8 Approve Omnibus Stock Plan For For Management 9 Amend Qualified Employee Stock Purchase For For Management Plan 10 Increase Authorized Common Stock For For Management 11 Eliminate Class of Preferred Stock For For Management -------------------------------------------------------------------------------- CME GROUP INC. Ticker: CME Security ID: 12572Q105 Meeting Date: JUN 08, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Craig S. Donohue For For Management 1.2 Elect Director Timothy S. Bitsberger For For Management 1.3 Elect Director Jackie M. Clegg For For Management 1.4 Elect Director James A. Donaldson For For Management 1.5 Elect Director J. Dennis Hastert For For Management 1.6 Elect Director William P. Miller II For For Management 1.7 Elect Director Terry L. Savage For For Management 1.8 Elect Director Christopher Stewart For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- CONCHO RESOURCES INC. Ticker: CXO Security ID: 20605P101 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Timothy A. Leach For For Management 1.2 Elect Director William H. Easter III For For Management 1.3 Elect Director W. Howard Keenan, Jr. For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three Three Years Management Years -------------------------------------------------------------------------------- CSX CORPORATION Ticker: CSX Security ID: 126408103 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Donna M. Alvarado For For Management 2 Elect Director John B. Breaux For For Management 3 Elect Director Pamela L. Carter For For Management 4 Elect Director Steven T. Halverson For For Management 5 Elect Director Edward J. Kelly, III For For Management 6 Elect Director Gilbert H. Lamphere For For Management 7 Elect Director John D. McPherson For For Management 8 Elect Director Timothy T. O'Toole For For Management 9 Elect Director David M. Ratcliffe For For Management 10 Elect Director Donald J. Shepard For For Management 11 Elect Director Michael J. Ward For For Management 12 Elect Director J.C. Watts, Jr. For For Management 13 Elect Director J. Steven Whisler For For Management 14 Ratify Auditors For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- CUMMINS INC. Ticker: CMI Security ID: 231021106 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Theodore M. Solso For For Management 2 Elect Director N. Thomas Linebarger For For Management 3 Elect Director William I. Miller For For Management 4 Elect Director Alexis M. Herman For For Management 5 Elect Director Georgia R. Nelson For For Management 6 Elect Director Carl Ware For For Management 7 Elect Director Robert K. Herdman For For Management 8 Elect Director Robert J. Bernhard For For Management 9 Elect Director Franklin R. Chang-Diaz For For Management 10 Elect Director Stephen B. Dobbs For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Ratify Auditors For For Management -------------------------------------------------------------------------------- DANAHER CORPORATION Ticker: DHR Security ID: 235851102 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director H. Lawrence Culp, Jr. For For Management 1.2 Elect Director Mitchell P. Rales For For Management 1.3 Elect Director Elias A. Zerhouni For For Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors For For Management 4 Provide Right to Call Special Meeting For For Management 5 Amend Omnibus Stock Plan For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- DIRECTV Ticker: DTV Security ID: 25490A101 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David B. Dillon For For Management 1.2 Elect Director Samuel A. DiPiazza, Jr. For For Management 1.3 Elect Director Lorrie M. Norrington For For Management 2 Ratify Auditors For For Management 3 Reduce Authorized Class B Shares, For For Management Eliminate Class C Common Stock and Deletion of Rights to Call Special Meetings to Certain Stockholders 4 Declassify the Board of Directors For For Management 5 Adopt Majority Voting for Uncontested For For Management Election of Directors 6 Provide Right to Call Special Meeting For For Management 7 Adopt the Jurisdiction of Incorporation For For Management as the Exclusive Forum for Certain Disputes 8 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 9 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- ECOLAB INC. Ticker: ECL Security ID: 278865100 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Douglas M. Baker, Jr. For For Management 2 Elect Director Barbara J. Beck For For Management 3 Elect Director Jerry W. Levin For For Management 4 Elect Director Robert L. Lumpkins For For Management 5 Ratify Auditors For For Management 6 Amend Nonqualified Employee Stock For For Management Purchase Plan 7 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 8 Advisory Vote on Say on Pay Frequency One Year One Year Management 9 Adopt Policy on Human Right to Water Against Against Shareholder 10 Reduce Supermajority Vote Requirement Against For Shareholder -------------------------------------------------------------------------------- EMC CORPORATION Ticker: EMC Security ID: 268648102 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Michael W. Brown For For Management 2 Elect Director Randolph L. Cowen For For Management 3 Elect Director Michael J. Cronin For For Management 4 Elect Director Gail Deegan For For Management 5 Elect Director James S. DiStasio For For Management 6 Elect Director John R. Egan For For Management 7 Elect Director Edmund F. Kelly For For Management 8 Elect Director Windle B. Priem For For Management 9 Elect Director Paul Sagan For For Management 10 Elect Director David N. Strohm For For Management 11 Elect Director Joseph M. Tucci For For Management 12 Ratify Auditors For For Management 13 Amend Omnibus Stock Plan For Against Management 14 Provide Right to Call Special Meeting For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- F5 NETWORKS, INC. Ticker: FFIV Security ID: 315616102 Meeting Date: MAR 14, 2011 Meeting Type: Annual Record Date: JAN 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John Chapple For For Management 2 Elect Director A. Gary Ames For For Management 3 Elect Director Scott Thompson For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- FAMILY DOLLAR STORES, INC. Ticker: FDO Security ID: 307000109 Meeting Date: JAN 20, 2011 Meeting Type: Annual Record Date: NOV 26, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mark R. Bernstein For For Management 1.2 Elect Director Pamela L. Davies For For Management 1.3 Elect Director Sharon Allred Decker For For Management 1.4 Elect Director Edward C. Dolby For For Management 1.5 Elect Director Glenn A. Eisenberg For For Management 1.6 Elect Director Howard R. Levine For For Management 1.7 Elect Director George R. Mahoney, Jr. For For Management 1.8 Elect Director James G. Martin For For Management 1.9 Elect Director Harvey Morgan For For Management 1.10 Elect Director Dale C. Pond For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- FMC CORPORATION Ticker: FMC Security ID: 302491303 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Edward J. Mooney For For Management 2 Elect Director Enrique J. Sosa For For Management 3 Elect Director Vincent R. Volpe, Jr For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- FOSSIL, INC. Ticker: FOSL Security ID: 349882100 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: MAR 30, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Elaine Agather For For Management 1.2 Elect Director Jeffrey N. Boyer For For Management 1.3 Elect Director Kosta N. Kartsotis For For Management 1.4 Elect Director Elysia Holt Ragusa For For Management 1.5 Elect Director Jal S. Shroff For For Management 1.6 Elect Director James E. Skinner For For Management 1.7 Elect Director Michael Steinberg For For Management 1.8 Elect Director Donald J. Stone For For Management 1.9 Elect Director James M. Zimmerman For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- GOOGLE INC. Ticker: GOOG Security ID: 38259P508 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Larry Page For For Management 1.2 Elect Director Sergey Brin For For Management 1.3 Elect Director Eric E. Schmidt For For Management 1.4 Elect Director L. John Doerr For For Management 1.5 Elect Director John L. Hennessy For For Management 1.6 Elect Director Ann Mather For For Management 1.7 Elect Director Paul S. Otellini For For Management 1.8 Elect Director K. Ram Shriram For For Management 1.9 Elect Director Shirley M. Tilghman For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years 6 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Environmental Sustainability 7 Reduce Supermajority Vote Requirement Against For Shareholder 8 Report on Code of Conduct Compliance Against Against Shareholder -------------------------------------------------------------------------------- HUMAN GENOME SCIENCES, INC. Ticker: HGSI Security ID: 444903108 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard J. Danzig For For Management 1.2 Elect Director Colin Goddard For For Management 1.3 Elect Director Maxine Gowen For For Management 1.4 Elect Director Tuan Ha-Ngoc For For Management 1.5 Elect Director A. N. 'Jerry' Karabelas For For Management 1.6 Elect Director John L. LaMattina For For Management 1.7 Elect Director Augustine Lawlor For For Management 1.8 Elect Director George J. Morrow For For Management 1.9 Elect Director Gregory Norden For For Management 1.10 Elect Director H. Thomas Watkins For For Management 1.11 Elect Director Robert C. Young For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- ILLUMINA, INC. Ticker: ILMN Security ID: 452327109 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Daniel M. Bradbury For For Management 1.2 Elect Director Roy A. Whitfield For For Management 1.3 Elect Director Gerald Moller For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- INTERCONTINENTALEXCHANGE, INC. Ticker: ICE Security ID: 45865V100 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Charles R. Crisp For For Management 2 Elect Director Jean-Marc Forneri For For Management 3 Elect Director Senator Judd A. Gregg For For Management 4 Elect Director Fred W. Hatfield For For Management 5 Elect Director Terrence F. Martell For For Management 6 Elect Director Callum Mccarthy For For Management 7 Elect Director Sir Robert Reid For For Management 8 Elect Director Frederic V. Salerno For For Management 9 Elect Director Jeffrey C. Sprecher For For Management 10 Elect Director Judith A. Sprieser For For Management 11 Elect Director Vincent Tese For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency Three One Year Management Years 14 Ratify Auditors For For Management -------------------------------------------------------------------------------- INTERNATIONAL BUSINESS MACHINES CORPORATION Ticker: IBM Security ID: 459200101 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director A. J. P. Belda For For Management 2 Elect Director W. R. Brody For For Management 3 Elect Director K. I. Chenault For For Management 4 Elect Director M. L. Eskew For For Management 5 Elect Director S. A. Jackson For For Management 6 Elect Director A. N. Liveris For For Management 7 Elect Director W. J. McNerney, Jr. For For Management 8 Elect Director J. W. Owens For For Management 9 Elect Director S. J. Palmisano For For Management 10 Elect Director J. E. Spero For For Management 11 Elect Director S. Taurel For For Management 12 Elect Director L. H. Zambrano For For Management 13 Ratify Auditors For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency Three One Year Management Years 16 Provide for Cumulative Voting Against For Shareholder 17 Report on Political Contributions Against For Shareholder 18 Report on Lobbying Expenses Against For Shareholder -------------------------------------------------------------------------------- INTUIT INC. Ticker: INTU Security ID: 461202103 Meeting Date: JAN 19, 2011 Meeting Type: Annual Record Date: NOV 22, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David H. Batchelder For For Management 2 Elect Director Christopher W. Brody For For Management 3 Elect Director William V. Campbell For For Management 4 Elect Director Scott D. Cook For For Management 5 Elect Director Diane B. Greene For For Management 6 Elect Director Michael R. Hallman For For Management 7 Elect Director Edward A. Kangas For For Management 8 Elect Director Suzanne Nora Johnson For For Management 9 Elect Director Dennis D. Powell For For Management 10 Elect Director Brad D. Smith For For Management 11 Ratify Auditors For For Management 12 Amend Omnibus Stock Plan For Against Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation -------------------------------------------------------------------------------- JPMORGAN CHASE & CO. Ticker: JPM Security ID: 46625H100 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Crandall C. Bowles For For Management 2 Elect Director Stephen B. Burke For For Management 3 Elect Director David M. Cote For For Management 4 Elect Director James S. Crown For For Management 5 Elect Director James Dimon For For Management 6 Elect Director Ellen V. Futter For For Management 7 Elect Director William H. Gray, III For For Management 8 Elect Director Laban P. Jackson, Jr. For For Management 9 Elect Director David C. Novak For For Management 10 Elect Director Lee R. Raymond For For Management 11 Elect Director William C. Weldon For For Management 12 Ratify Auditors For For Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency One Year One Year Management 15 Amend Omnibus Stock Plan For For Management 16 Affirm Political Non-Partisanship Against Against Shareholder 17 Provide Right to Act by Written Consent Against For Shareholder 18 Report on Loan Modifications Against Against Shareholder 19 Report on Political Contributions Against For Shareholder 20 Institute Procedures to Prevent Against Against Shareholder Investments in Companies that Contribute to Genocide or Crimes Against Humanity 21 Require Independent Board Chairman Against Against Shareholder -------------------------------------------------------------------------------- MARVELL TECHNOLOGY GROUP LTD Ticker: MRVL Security ID: G5876H105 Meeting Date: JUL 08, 2010 Meeting Type: Annual Record Date: MAY 20, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1a Elect Ta-lin Hsu as Director For For Management 1b Elect John G. Kassakian as Director For For Management 2 Declassify the Board of Directors For For Management 3 Adopt Simple Majority Vote for Election For For Management of Directors 4 Approve Executive Incentive Bonus Plan For For Management 5 Amend Omnibus Stock Plan For For Management 6 Approve Auditors and Authorize Board to For For Management Fix Their Remuneration -------------------------------------------------------------------------------- MCKESSON CORPORATION Ticker: MCK Security ID: 58155Q103 Meeting Date: JUL 28, 2010 Meeting Type: Annual Record Date: JUN 01, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Andy D. Bryant For For Management 2 Elect Director Wayne A. Budd For For Management 3 Elect Director John H. Hammergren For For Management 4 Elect Director Alton F. Irby III For For Management 5 Elect Director M. Christine Jacobs For For Management 6 Elect Director Marie L. Knowles For For Management 7 Elect Director David M. Lawrence For For Management 8 Elect Director Edward A. Mueller For For Management 9 Elect Director Jane E. Shaw For For Management 10 Amend Omnibus Stock Plan For For Management 11 Amend Executive Incentive Bonus Plan For For Management 12 Ratify Auditors For For Management 13 Stock Retention/Holding Period Against For Shareholder 14 Report on Pay Disparity Against For Shareholder -------------------------------------------------------------------------------- MEDCO HEALTH SOLUTIONS, INC. Ticker: MHS Security ID: 58405U102 Meeting Date: MAY 24, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Howard W. Barker, Jr. For For Management 2 Elect Director John L. Cassis For For Management 3 Elect Director Michael Goldstein For For Management 4 Elect Director Charles M. Lillis For For Management 5 Elect Director Myrtle S. Potter For For Management 6 Elect Director William L. Roper For For Management 7 Elect Director David B. Snow, Jr. For For Management 8 Elect Director David D. Stevens For For Management 9 Elect Director Blenda J. Wilson For For Management 10 Ratify Auditors For For Management 11 Reduce Supermajority Vote Requirement For For Management 12 Amend Omnibus Stock Plan For For Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency One Year One Year Management 15 Stock Retention/Holding Period Against For Shareholder -------------------------------------------------------------------------------- MICROSOFT CORPORATION Ticker: MSFT Security ID: 594918104 Meeting Date: NOV 16, 2010 Meeting Type: Annual Record Date: SEP 03, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Steven A. Ballmer For For Management 2 Elect Director Dina Dublon For For Management 3 Elect Director William H. Gates III For For Management 4 Elect Director Raymond V. Gilmartin For For Management 5 Elect Director Reed Hastings For For Management 6 Elect Director Maria M. Klawe For For Management 7 Elect Director David F. Marquardt For For Management 8 Elect Director Charles H. Noski For For Management 9 Elect Director Helmut Panke For For Management 10 Ratify Auditors For For Management 11 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Environmental Sustainability -------------------------------------------------------------------------------- NIKE, INC. Ticker: NKE Security ID: 654106103 Meeting Date: SEP 20, 2010 Meeting Type: Annual Record Date: JUL 26, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jill K. Conway For For Management 1.2 Elect Director Alan B. Graf, Jr. For For Management 1.3 Elect Director John C. Lechleiter For For Management 1.4 Elect Director Phyllis M. Wise For For Management 2 Amend Executive Incentive Bonus Plan For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- NORDSTROM, INC. Ticker: JWN Security ID: 655664100 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Phyllis J. Campbell For For Management 2 Elect Director Michelle M. Ebanks For For Management 3 Elect Director Enrique Hernandez, Jr. For For Management 4 Elect Director Robert G. Miller For For Management 5 Elect Director Blake W. Nordstrom For For Management 6 Elect Director Erik B. Nordstrom For For Management 7 Elect Director Peter E. Nordstrom For For Management 8 Elect Director Philip G. Satre For For Management 9 Elect Director Felicia D. Thornton For For Management 10 Elect Director B. Kevin Turner For For Management 11 Elect Director Robert D. Walter For For Management 12 Elect Director Alison A. Winter For For Management 13 Amend Qualified Employee Stock Purchase For Against Management Plan 14 Ratify Auditors For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- OCCIDENTAL PETROLEUM CORPORATION Ticker: OXY Security ID: 674599105 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Spencer Abraham For For Management 2 Elect Director Howard I. Atkins For For Management 3 Elect Director Stephen I. Chazen For For Management 4 Elect Director Edward P. Djerejian For For Management 5 Elect Director John E. Feick For For Management 6 Elect Director Margaret M. Foran For For Management 7 Elect Director Carlos M. Gutierrez For For Management 8 Elect Director Ray R. Irani For For Management 9 Elect Director Avedick B. Poladian For For Management 10 Elect Director Rodolfo Segovia For For Management 11 Elect Director Aziz D. Syriani For For Management 12 Elect Director Rosemary Tomich For For Management 13 Elect Director Walter L. Weisman For For Management 14 Ratify Auditors For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency None One Year Management 17 Review Political Expenditures and Against For Shareholder Processes 18 Request Director Nominee with Against Against Shareholder Environmental Qualifications -------------------------------------------------------------------------------- ORACLE CORPORATION Ticker: ORCL Security ID: 68389X105 Meeting Date: OCT 06, 2010 Meeting Type: Annual Record Date: AUG 09, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jeffrey S. Berg For For Management 1.2 Elect Director H. Raymond Bingham For For Management 1.3 Elect Director Michael J. Boskin For For Management 1.4 Elect Director Safra A. Catz For For Management 1.5 Elect Director Bruce R. Chizen For For Management 1.6 Elect Director George H. Conrades For For Management 1.7 Elect Director Lawrence J. Ellison For For Management 1.8 Elect Director Hector Garcia-Molina For For Management 1.9 Elect Director Jeffrey O. Henley For For Management 1.10 Elect Director Mark V. Hurd For For Management 1.11 Elect Director Donald L. Lucas For For Management 1.12 Elect Director Naomi O. Seligman For For Management 2 Approve Executive Incentive Bonus Plan For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Ratify Auditors For For Management 5 Establish Board Committee on Against Against Shareholder Sustainability 6 Require a Majority Vote for the Against Against Shareholder Election of Directors 7 Stock Retention/Holding Period Against Against Shareholder -------------------------------------------------------------------------------- PHILIP MORRIS INTERNATIONAL INC. Ticker: PM Security ID: 718172109 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Harold Brown For For Management 2 Elect Director Mathis Cabiallavetta For For Management 3 Elect Director Louis C. Camilleri For For Management 4 Elect Director J. Dudley Fishburn For For Management 5 Elect Director Jennifer Li For For Management 6 Elect Director Graham Mackay For For Management 7 Elect Director Sergio Marchionne For For Management 8 Elect Director Lucio A. Noto For For Management 9 Elect Director Carlos Slim Helu For For Management 10 Elect Director Stephen M. Wolf For For Management 11 Ratify Auditors For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management 14 Report on Effect of Marketing Practices Against Against Shareholder on the Poor 15 Require Independent Board Chairman Against Against Shareholder -------------------------------------------------------------------------------- ROVI CORPORATION Ticker: ROVI Security ID: 779376102 Meeting Date: MAY 24, 2011 Meeting Type: Annual Record Date: MAR 30, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Alfred J. Amoroso For For Management 1.2 Elect Director Alan L. Earhart For For Management 1.3 Elect Director Andrew K. Ludwick For For Management 1.4 Elect Director James E. Meyer For For Management 1.5 Elect Director James P. O?Shaughnessy For For Management 1.6 Elect Director Ruthann Quindlen For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- ROYAL CARIBBEAN CRUISES LTD. Ticker: RCL Security ID: V7780T103 Meeting Date: MAY 24, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Laura D.B. Laviada as Director For For Management 2 Elect Eyal M. Ofer as Director For For Management 3 Elect William K. Relly as Director For For Management 4 Elect A. Alexander Wihelmsen as For For Management Director 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three Three Years Management Years 7 Ratify PricewaterhouseCoopers LLP as For For Management Auditors 8 Advisory Vote to Ratify Directors' Against Against Shareholder Compensation -------------------------------------------------------------------------------- SCHLUMBERGER LIMITED Ticker: SLB Security ID: 806857108 Meeting Date: APR 06, 2011 Meeting Type: Annual Record Date: FEB 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Philippe Camus For For Management 1.2 Elect Director Peter L.S. Currie For For Management 1.3 Elect Director Andrew Gould For For Management 1.4 Elect Director Tony Isaac For For Management 1.5 Elect Director K. Vaman Kamath For For Management 1.6 Elect Director Nikolay Kudryavtsev For For Management 1.7 Elect Director Adrian Lajous For For Management 1.8 Elect Director Michael E. Marks For For Management 1.9 Elect Director Elizabeth Moler For For Management 1.10 Elect Director Leo Rafael Reif For For Management 1.11 Elect Director Tore I. Sandvold For For Management 1.12 Elect Director Henri Seydoux For For Management 1.13 Elect Director Paal Kibsgaard For For Management 1.14 Elect Director Lubna S. Olayan For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Two Years Two Years Management 4 Increase Authorized Common Stock For For Management 5 Adopt Plurality Voting for Contested For For Management Election of Directors 6 Adopt and Approve Financials and For For Management Dividends 7 Ratify PricewaterhouseCoopers LLP as For For Management Auditors -------------------------------------------------------------------------------- SHIRE PLC Ticker: SHP Security ID: 82481R106 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Accept Financial Statements and For For Management Statutory Reports 2 Approve Remuneration Report For For Management 3 Re-elect Matthew Emmens as Director For For Management 4 Re-elect Angus Russell as Director For For Management 5 Re-elect Graham Hetherington as For For Management Director 6 Re-elect David Kappler as Director For For Management 7 Re-elect Patrick Langlois as Director For For Management 8 Re-elect Dr Jeffrey Leiden as Director For For Management 9 Elect Dr David Ginsburg as Director For For Management 10 Elect Anne Minto as Director For For Management 11 Reappoint Deloitte LLP as Auditors of For For Management the Company 12 Authorise the Audit, Compliance & Risk For For Management Committee to Fix Remuneration of Auditors 13 Authorise Issue of Equity with For For Management Pre-emptive Rights 14 Authorise Issue of Equity without For For Management Pre-emptive Rights 15 Authorise Market Purchase For For Management 16 Adopt New Articles of Association For For Management 17 Authorise the Company to Call EGM with For For Management Two Weeks' Notice -------------------------------------------------------------------------------- SIGMA-ALDRICH CORPORATION Ticker: SIAL Security ID: 826552101 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Rebecca M. Bergman For For Management 2 Elect Director George M. Church For For Management 3 Elect Director David R. Harvey For For Management 4 Elect Director W. Lee McCollum For For Management 5 Elect Director Avi M. Nash For For Management 6 Elect Director Steven M. Paul For For Management 7 Elect Director J. Pedro Reinhard For For Management 8 Elect Director Rakesh Sachdev For For Management 9 Elect Director D. Dean Spatz For For Management 10 Elect Director Barrett A. Toan For For Management 11 Amend Omnibus Stock Plan For Against Management 12 Ratify Auditors For For Management 13 Reduce Supermajority Vote Requirement For For Management 14 Reduce Supermajority Vote Requirement For For Management Relating to Business Combinations 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency Three Three Years Management Years -------------------------------------------------------------------------------- SOUTHWESTERN ENERGY COMPANY Ticker: SWN Security ID: 845467109 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Lewis E. Epley, Jr. For For Management 2 Elect Director Robert L. Howard For For Management 3 Elect Director Greg D. Kerley For For Management 4 Elect Director Harold M. Korell For For Management 5 Elect Director Vello A. Kuuskraa For For Management 6 Elect Director Kenneth R. Mourton For For Management 7 Elect Director Steven L. Mueller For For Management 8 Elect Director Charles E. Scharlau For For Management 9 Elect Director Alan H. Stevens For For Management 10 Ratify Auditors For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Provide Right to Call Special Meeting For For Management 14 Report on Political Contributions Against Against Shareholder -------------------------------------------------------------------------------- ST. JUDE MEDICAL, INC. Ticker: STJ Security ID: 790849103 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Richard R. Devenuti For For Management 2 Elect Director Thomas H. Garrett, III For For Management 3 Elect Director Wendy L. Yarno For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency None One Year Management 6 Amend Omnibus Stock Plan For For Management 7 Declassify the Board of Directors None For Shareholder 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- STARBUCKS CORPORATION Ticker: SBUX Security ID: 855244109 Meeting Date: MAR 23, 2011 Meeting Type: Annual Record Date: JAN 13, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Howard Schultz For For Management 2 Elect Director William W. Bradley For For Management 3 Elect Director Mellody Hobson For For Management 4 Elect Director Kevin R. Johnson For For Management 5 Elect Director Olden Lee For For Management 6 Elect Director Sheryl Sandberg For For Management 7 Elect Director James G. Shennan, Jr. For For Management 8 Elect Director Javier G. Teruel For For Management 9 Elect Director Myron E. Ullman, III For For Management 10 Elect Director Craig E. Weatherup For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Amend Omnibus Stock Plan For Against Management 14 Amend Omnibus Stock Plan For Against Management 15 Ratify Auditors For For Management 16 Adopt Comprehensive Recycling Strategy Against Against Shareholder for Beverage Containers -------------------------------------------------------------------------------- SYSCO CORPORATION Ticker: SYY Security ID: 871829107 Meeting Date: NOV 12, 2010 Meeting Type: Annual Record Date: SEP 14, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John M. Cassaday For For Management 2 Elect Director Manuel A. Fernandez For For Management 3 Elect Director Hans-joachim Koerber For For Management 4 Elect Director Jackie M. Ward For For Management 5 Amend Qualified Employee Stock Purchase For Against Management Plan 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- TARGET CORPORATION Ticker: TGT Security ID: 87612E106 Meeting Date: JUN 08, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Roxanne S. Austin For For Management 2 Elect Director Calvin Darden For For Management 3 Elect Director Mary N. Dillon For For Management 4 Elect Director James A. Johnson For For Management 5 Elect Director Mary E. Minnick For For Management 6 Elect Director Anne M. Mulcahy For For Management 7 Elect Director Derica W. Rice For For Management 8 Elect Director Stephen W. Sanger For For Management 9 Elect Director Gregg W. Steinhafel For For Management 10 Elect Director John G. Stumpf For For Management 11 Elect Director Solomon D. Trujillo For For Management 12 Ratify Auditors For For Management 13 Approve Omnibus Stock Plan For Against Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency One Year One Year Management 16 Adopt Compensation Benchmarking Policy Against Against Shareholder 17 Report on Electronics Recycling and Against Against Shareholder Preventing E-Waste Export -------------------------------------------------------------------------------- TENARIS SA Ticker: TEN Security ID: 88031M109 Meeting Date: JUN 01, 2011 Meeting Type: Annual/Special Record Date: MAY 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Receive and Approve Board's and For For Management Auditor's Reports for FY 2010 2 Accept Consolidated Financial For For Management Statements for FY 2010 3 Accept Financial Statements for FY 2010 For For Management 4 Approve Allocation of Income and For For Management Dividends of USD 0.34 per Share 5 Approve Discharge of Directors For For Management 6 Fix Number of Directors at 10 and For For Management Re-elect Roberto Bonatti, Carlos Condorelli, Carlos Franck, Roberto Monti, Gianfelice Mario Rocca, Paolo Rocca, Jaime Serra Puche, Alberto Valsecchi, Amadeo Vazquez Vazquez, Guillermo Vogel as Directors (Bundled) 7 Approve Remuneration of Directors For For Management 8 Approve PricewaterhouseCoopers as For For Management Auditors and Approve Auditor's Remuneration 9 Allow Electronic Distribution of For For Management Company Communications 1 Amend Articles Re: Termination of For For Management Holding Company Status 2 Change Date of Annual Meeting and Amend For For Management Article 15 Accordingly -------------------------------------------------------------------------------- TENARIS SA Ticker: TEN Security ID: 88031M109 Meeting Date: JUN 01, 2011 Meeting Type: Annual/Special Record Date: MAY 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Receive and Approve Board's and For For Management Auditor's Reports for FY 2010 2 Accept Consolidated Financial For For Management Statements for FY 2010 3 Accept Financial Statements for FY 2010 For For Management 4 Approve Allocation of Income and For For Management Dividends of USD 0.34 per Share 5 Approve Discharge of Directors For For Management 6 Fix Number of Directors at 10 and For For Management Re-elect Roberto Bonatti, Carlos Condorelli, Carlos Franck, Roberto Monti, Gianfelice Mario Rocca, Paolo Rocca, Jaime Serra Puche, Alberto Valsecchi, Amadeo Vazquez Vazquez, Guillermo Vogel as Directors (Bundled) 7 Approve Remuneration of Directors For For Management 8 Approve PricewaterhouseCoopers as For For Management Auditors and Approve Auditor's Remuneration 9 Allow Electronic Distribution of For For Management Company Communications 1 Amend Articles Re: Termination of For For Management Holding Company Status 2 Change Date of Annual Meeting and Amend For For Management Article 15 Accordingly -------------------------------------------------------------------------------- UNITED PARCEL SERVICE, INC. Ticker: UPS Security ID: 911312106 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director F. Duane Ackerman For For Management 2 Elect Director Michael J. Burns For For Management 3 Elect Director D. Scott Davis For For Management 4 Elect Director Stuart E. Eizenstat For For Management 5 Elect Director Michael L. Eskew For For Management 6 Elect Director William R. Johnson For For Management 7 Elect Director Ann M. Livermore For For Management 8 Elect Director Rudy H.P. Markham For For Management 9 Elect Director Clark T. Randt, Jr. For For Management 10 Elect Director John W. Thompson For For Management 11 Elect Director Carol B. Tome For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency Three One Year Management Years 14 Ratify Auditors For For Management 15 Other Business For Against Management -------------------------------------------------------------------------------- URBAN OUTFITTERS, INC. Ticker: URBN Security ID: 917047102 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edward N. Antoian For For Management 1.2 Elect Director Joel S. Lawson III For For Management 1.3 Elect Director Glen T. Senk For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Adopt Policy and Report on Board Against For Shareholder Diversity -------------------------------------------------------------------------------- VERISK ANALYTICS, INC. Ticker: VRSK Security ID: 92345Y106 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frank J. Coyne For For Management 1.2 Elect Director Christopher M. Foskett For For Management 1.3 Elect Director David B. Wright For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- VISA INC. Ticker: V Security ID: 92826C839 Meeting Date: JAN 27, 2011 Meeting Type: Annual Record Date: DEC 03, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Declassify the Board of Directors For For Management 2 Adopt Majority Voting for Uncontested For For Management Election of Directors 3.1 Elect Director Gary P. Coughlan For For Management 3.2 Elect Director Mary B. Cranston For For Management 3.3 Elect Director Francisco Javier For For Management Fernandez-Carbajal 3.4 Elect Director Robert W. Matschullat For For Management 3.5 Elect Director Cathy E. Minehan For For Management 3.6 Elect Director Suzanne Nora Johnson For For Management 3.7 Elect Director David J. Pang For For Management 3.8 Elect Director Joseph W. Saunders For For Management 3.9 Elect Director William S. Shanahan For For Management 3.10 Elect Director John A. Swainson For For Management 4.1 Elect Director Suzanne Nora Johnson For For Management 4.2 Elect Director Joseph W. Saunders For For Management 4.3 Elect Director John A. Swainson For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Amend Executive Incentive Bonus Plan For For Management 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- WALGREEN CO. Ticker: WAG Security ID: 931422109 Meeting Date: JAN 12, 2011 Meeting Type: Annual Record Date: NOV 15, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David J. Brailer For For Management 2 Elect Director Steven A. Davis For For Management 3 Elect Director William C. Foote For For Management 4 Elect Director Mark P. Frissora For For Management 5 Elect Director Ginger L. Graham For For Management 6 Elect Director Alan G. McNally For For Management 7 Elect Director Nancy M. Schlichting For For Management 8 Elect Director David Y. Schwartz For For Management 9 Elect Director Alejandro Silva For For Management 10 Elect Director James A. Skinner For For Management 11 Elect Director Gregory D. Wasson For For Management 12 Ratify Auditors For For Management 13 Amend Articles of Incorporation to For For Management Revise the Purpose Clause 14 Reduce Supermajority Vote Requirement For For Management 15 Rescind Fair Price Provision For For Management 16 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 17 Performance-Based Equity Awards Against For Shareholder ============================== RS HIGH YIELD FUND ============================== There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period. ====================== RS HIGH YIELD MUNICIPAL BOND FUND ======================= There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period. ========================= RS INTERNATIONAL GROWTH FUND ========================= ABB LTD Ticker: Security ID: H0010V101 Meeting Date: APR 29, 2011 Meeting Type: Annual General Meeting Record Date: APR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THIS IS AN AMENDMENT None Did not vote Management TO MEETING ID 814047 DUE TO ADDITION OF-RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU. CMMT BLOCKING OF REGISTERED SHARES IS NOT A None Did not vote Management LEGAL REQUIREMENT IN THE SWISS MARKET,-SPECIFIC POLICIES AT THE INDIVIDUAL SUB-CUSTODIANS MAY VARY. UPON RECEIPT OF T-HE VOTING INSTRUCTION, IT IS POSSIBLE THAT A MARKER MAY BE PLACED ON YOUR SHAR-ES TO ALLOW FOR REC CMMT PLEASE NOTE THAT THIS IS THE PART II OF None Did not vote Management THE MEETING NOTICE SENT UNDER MEETING-750820, INCLUDING THE AGENDA. TO VOTE IN THE UPCOMING MEETING, YOUR NAME MUST-BE NOTIFIED TO THE COMPANY REGISTRAR AS BENEFICIAL OWNER BEFORE THE RE-REGISTR-ATION DEADLINE. PLEA CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'ABSTAIN' FOR-ALL THE RESOLUTIONS. THANK YOU. 2.1 Approval of the annual report, the For For Management consolidated financial statements, and the annual financial statements for 2010 2.2 Consultative vote on the 2010 For For Management remuneration report 3 Discharge of the Board of Directors and For For Management the persons entrusted with management 4 Appropriation of available earnings and For For Management conversion of capital contribution reserve 5 Creation of additional contingent share For For Management capital in connection with employee participation 6 Renewal of authorized share capital For For Management 7.1.1 Re-election to the Board of Directors: For For Management Roger Agnelli 7.1.2 Re-election to the Board of Directors: For For Management Louis R. Hughes 7.1.3 Re-election to the Board of Directors: For For Management Hans Ulrich Marki 7.1.4 Re-election to the Board of Directors: For For Management Michel de Rosen 7.1.5 Re-election to the Board of Directors: For For Management Michael Treschow 7.1.6 Re-election to the Board of Directors: For For Management Jacob Wallenberg 7.1.7 Re-election to the Board of Directors: For For Management Hubertus von Grunberg 7.2 Election to the Board of Directors: For For Management Ying Yeh 8 Re-election of the auditors: Ernst & For For Management Young AG 9 Ad-hoc Motions For For Management -------------------------------------------------------------------------------- ADIDAS AG Ticker: Security ID: D0066B185 Meeting Date: MAY 12, 2011 Meeting Type: Annual General Meeting Record Date: MAY 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1. Submission of the audited financial None Did not vote Management statements of Adidas Ag and the approved c-onsolidated financial statements 31 December 2010, the annual report for Adida-s Ag and the consolidated management report 2. Resolution on the appropriation of For For Management profits 3. Resolution on the approval of the For For Management executive board for the fiscal year 2010 4. Resolution on the approval of the For For Management supervisory board for fiscal year 2010 5. Resolution on the cancellation of the For For Management authorized capital in accordance with section 3 of the statute on the establishment of a new authorized capital and the authorization to exclude subscription rights and the corresponding amendment 6. Appointment of the auditor and group For For Management auditor for the fiscal year 2011 and the auditors for any audit review of the interim financial report -------------------------------------------------------------------------------- AIXTRON SE, AACHEN Ticker: Security ID: D0198L143 Meeting Date: MAY 19, 2011 Meeting Type: Annual General Meeting Record Date: MAY 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1. Presentation of the financial None Did not vote Management statements and annual report for the 2010 financ-ial year with the report of the Supervisory Board, the group financial stateme-nts and group annual report as well as the report by the Board of MDs pursuant-to Sections 289(4) 2. Resolution on the appropriation of the For For Management distributable profit of EUR 124,910,037.47 as follows: Payment of a dividend of EUR 0.60 per no-par share EUR 64,202,117.87 shall be carried forward Ex- dividend and payable date: May 20, 2011 3. Ratification of the acts of the Board For For Management of MDs 4. Ratification of the acts of the For For Management Supervisory Board 5.1 Elections to the Supervisory Board: For For Management Wolfgang Blaettchen 5.2 Elections to the Supervisory Board: For For Management Petra Denk 5.3 Elections to the Supervisory Board: For For Management Holger Juergensen 5.4 Elections to the Supervisory Board: For For Management Karl-Hermann Kuklies 5.5 Elections to the Supervisory Board: For For Management Ruediger von Rosen 5.6 Elections to the Supervisory Board: Kim For For Management Schindelhauer 6. Resolution on the remuneration for the For For Management first Supervisory Board The members of the first Supervisory Board shall receive a remuneration of EUR 18,000, the chairman shall receive three times the amount and his deputy one and a half times the amount for the 7. Resolution on the adjustment of the For For Management remuneration for the new elected Supervisory Board, and the corresponding amendments to the articles of association Section 17(3) shall be amended in respect of the members of the Supervisory Board receiving an annual r 8. Appointment of auditors for the 2011 For For Management financial year: Deloitte Touche GmbH, Dusseldorf 9. Resolution on the creation of new For For Management authorized capital and the corresponding amendment to the articles of association a) The Board of MDs shall be authorized, with the consent of the Supervisory Board, to increase the share capital by up to EUR 40,471,946 t 10.a Amendment of paragraph 11 and 17 of the For For Management statute of Aixtron se: repeal and amendment of 11 paragraph 2 of the statute 10.b Amendment of paragraph 11 and 17 of the For For Management statute of Aixtron se: repeal of paragraph 11 paragraph 3 and.17 paragraph 6 of the statute -------------------------------------------------------------------------------- ALFA LAVAL AB SWEDEN Ticker: Security ID: W04008152 Meeting Date: APR 27, 2011 Meeting Type: Annual General Meeting Record Date: APR 19, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE CMMT MARKET RULES REQUIRE DISCLOSURE OF None Did not vote Management BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR CLIENT SERVICE R CMMT PLEASE NOTE THAT NOT ALL SUB CUSTODIANS None Did not vote Management IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU 1 Opening of the meeting None Did not vote Management 2 Election of a Chairman for the meeting: None Did not vote Management The Nomination Committee proposes-that the Chairman of the Board of Directors Anders Narvinger is appointed-Chairman of the 2011 Annual General Meeting 3 Preparation and approval of the voting None Did not vote Management register 4 Approval of the agenda for the meeting None Did not vote Management 5 Election of one or two persons to None Did not vote Management attest the minutes 6 Determination whether the meeting has None Did not vote Management been duly convened 7 Statement by the Managing Director None Did not vote Management 8 Report on the work of the Board of None Did not vote Management Directors and the Committees of the Board-of Directors 9 Presentation of the annual report and None Did not vote Management the Auditor's report as well as the-consolidated annual report and the Auditors report for the group as well as-the Auditor's report regarding compliance with the guidelines for-compensation to senior management adopt 10.a Resolution on the adoption of the For For Management income statement and the balance sheet as well as the consolidated income statement and the consolidated balance sheet 10.b Resolution on allocation of the For For Management Company's profit according to the adopted balance sheet, and record date for distribution of profits: The Board of Directors proposes a distribution of profits in an amount of SEK 3.00 per share for 2010. Monday 2 May 2011 10.c Resolution on discharge from liability For For Management for members of the Board of Directors and the Managing Director 11 Report on the work of the Nomination None Did not vote Management Committee 12 Determination of the number of members For For Management of the Board of Directors and deputy members of the Board of Directors to be elected by the meeting: The number of members of the Board of Directors to be elected by the meeting is proposed to be eight with no deputi 13 Determination of the compensation to For For Management the Board of Directors and the Auditors: The compensation to the Board of Directors is proposed to be a total of SEK 3,650,000 (3,060,000) to be distributed among the members of the Board of Directors who are elected b 14 Election of Chairman of the Board of For For Management Directors, other members of the Board of Directors and deputy members of the Board of Directors: Members of the Board of Directors Gunilla Berg, Bjorn Hagglund, Anders Narvinger, Finn Rausing, Jorn Rausing, Lars Renstr 15 Resolution on guidelines for For For Management compensation to senior management 16 Resolution on the Nomination Committee For For Management for the next Annual General Meeting 17.a Resolution on reduction of the share For For Management capital by retirement of re- purchased shares and transfer of the amount into a fund at the disposal of a General Meeting 17.b Resolution on a bonus issue For For Management 18 Resolution on authorisation for the For For Management Board of Directors to purchase shares in the Company 19 Any other matter to be resolved upon by None Did not vote Management the meeting according to the Swedish-Companies Act or the Articles of Association 20 Closing of the meeting None Did not vote Management -------------------------------------------------------------------------------- ARM HLDGS PLC Ticker: Security ID: G0483X122 Meeting Date: MAY 12, 2011 Meeting Type: Annual General Meeting Record Date: MAY 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 To receive the Company's annual report For For Management and accounts for the financial year ended 31 December 2010 2 To declare a final dividend of 1.74 For For Management pence per share in respect of the financial year ended 31 December 2010 3 To approve the directors' remuneration For For Management report as set out on pages 60 to 71 of the annual report and accounts for the financial year ended 31 December 2010 4 To elect Larry Hirst as a director For For Management 5 To elect Janice Roberts as a director For For Management 6 To elect Andy Green as a director For For Management 7 To re-elect Doug Dunn as a director For For Management 8 To re-elect Warren East as a director For For Management 9 To re-elect Tudor Brown as a director For For Management 10 To re-elect Mike Inglis as a director For For Management 11 To re-elect Mike Muller as a director For For Management 12 To re-elect Kathleen O'Donovan as a For For Management director 13 To re-elect Philip Rowley as a director For For Management 14 To re-elect Tim Score as a director For For Management 15 To re-elect Simon Segars as a director For For Management 16 To re-elect Young Sohn as a director For For Management 17 To re-appoint PricewaterhouseCoopers For For Management LLP as auditors of the Company to hold office until the conclusion of the next general meeting at which accounts are laid before the Company 18 To authorise the directors to fix the For For Management remuneration of the auditors 19 That the directors be generally and For Against Management unconditionally authorised pursuant to and in accordance with Section 551 of the Companies Act 2006 to exercise all the powers of the Company to allot shares or grant rights to subscribe for or to convert any security i CONT CONTD Company may make offers and enter None Did not vote Management into agreements during the relevant-period which would, or might, require shares to be allotted or rights to-subscribe for or to convert any security into shares to be granted after the-authorities end. For the purp CONT CONTD other negotiable document) which None Did not vote Management may be traded for a period before-payment for the securities is due, but subject in both cases to such-exclusions or other arrangements as the directors may deem necessary or-expedient in relation to treasury shares, 20 That subject to the passing of For For Management resolution 19 above, the directors be empowered to allot equity securities (as defined in Section 560(1) of the Companies Act 2006) wholly for cash: (i) pursuant to the authority given by paragraph (i) of resolution 19 above CONT CONTD on 30 June 2012, whichever is the None Did not vote Management earlier but so that the Company may-make offers and enter into agreements during this period which would, or-might, require equity securities to be allotted after the power ends. For the-purposes of this resolution: CONT CONTD fractional entitlements, record None Did not vote Management dates or legal, regulatory or practical-problems in, or under the laws of, any territory; (b) "rights issue" has the-same meaning as in resolution 19 above; (c) references to an allotment of-equity securities shall in 21 That the Company be and is hereby For For Management unconditionally and generally authorised for the purpose of Section 693 of the Companies Act 2006 to make market purchases (as defined in Section 693 of that Act) of ordinary shares of 0.05 pence each in the capital of th CONT CONTD days immediately preceding the None Did not vote Management day on which such share is contracted to-be purchased; and (d) this authority shall expire at the conclusion of the-AGM of the Company held in 2012 or, if earlier, on 30 June 2012 (except in-relation to the purchase of 22 That a general meeting other than an For For Management annual general meeting may be called on not less than 14 clear days' notice -------------------------------------------------------------------------------- ATLAS COPCO AB Ticker: Security ID: W10020134 Meeting Date: APR 20, 2011 Meeting Type: Annual General Meeting Record Date: APR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT NOT ALL SUB CUSTODIANS None Did not vote Management IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU CMMT MARKET RULES REQUIRE DISCLOSURE OF None Did not vote Management BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR CLIENT SERVICE R CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE 1 Opening of the Meeting and election of None Did not vote Management Chairman 2 Preparation and approval of voting list None Did not vote Management 3 Approval of agenda None Did not vote Management 4 Election of one or two persons to None Did not vote Management approve the minutes 5 Determination whether the Meeting has None Did not vote Management been properly convened or not 6 Presentation of the Annual Report and None Did not vote Management the Auditor's Report as well as the-Consolidated Annual Report and the Consolidated Auditor's Report 7 The President's speech and questions None Did not vote Management from shareholders to the Board of-Directors and the Management 8 Report on the functions of and work None Did not vote Management performed by the Board of Directors and-its Audit Committee 9.a Decision regarding approval of the For For Management Profit and Loss Account and the Balance Sheet and the Consolidated Profit and Loss Account and the Consolidated Balance Sheet as well as the presentation by the auditor 9.b Decision regarding discharge from For For Management liability of the Board members and the President 9.c Decision regarding the allocation of For For Management the Company's profit according to the approved Balance Sheet: The Board proposes that the dividend for 2010 is decided to be SEK 4 9.d Decision regarding record day for For For Management receiving dividend: The Board proposes that April 27, 2011 is the record day for the dividend 10 Report on the Nomination Committee and For For Management determination of the number of Board members and deputy members to be elected at the Meeting 11 Re-elect Sune Carlsson, Jacob For For Management Wallenberg, Staffan Bohman, Johan Forssell, Ronnie Leten, Ulla Litzen, Gunilla Nordstrom, Anders Ullberg and Margareth Ovrum. That Sune Carlsson is elected chairman and Jacob Wallenberg vice chairman of the Board of Directors 12 Remuneration of SEK 1,750,000 For For Management (1,500,000) to the chairman, SEK 645,000 (550,000) to the vice chairman and SEK 525,000 (450,000) to each of the other six Board member not employed by the Company. Unchanged remuneration to the members of the Audit Committee CONT CONTD to choose between receiving 50% None Did not vote Management of the remuneration in the form of-synthetic shares and the rest in cash and to receive the whole remuneration-in cash. The proposal thus means that the total Board remuneration amounts to-a sum of SEK 5,545,000 of wh 13.a Report on the function and work For For Management performed by the Board's Remuneration Committee as well as proposals regarding: guiding principles for the remuneration of senior executives 13.b Report on the function and work For For Management performed by the Board's Remuneration Committee as well as proposals regarding: a performance related personnel option plan for 2011 14.a Proposal regarding a mandate to: For For Management acquire series A shares related to personnel option plan for 2011 14.b Proposal regarding a mandate to: For For Management acquire series A shares related to remuneration in the form of synthetic shares 14.c Proposal regarding a mandate to: For For Management transfer series A shares related to personnel option plan for 2011 14.d Proposal regarding a mandate to: For For Management transfer series A shares to cover costs related to synthetic shares to the Board of Directors 14.e Proposal regarding a mandate to: For For Management transfer series B shares to cover costs in connection with the performance related personnel option plans for 2006 and 2007 and series A shares to cover costs in relation to the performance related personnel plans for 2008 15.a Proposal for a decision regarding a For For Management split and an automatic redemption procedure, including: change of the Articles of Association 15.b Proposal for a decision regarding a For For Management split and an automatic redemption procedure, including: split 2:1 15.c Proposal for a decision regarding a For For Management split and an automatic redemption procedure, including: reduction of the share capital by redemption of series A shares and series B shares 15.d Proposal for a decision regarding a For For Management split and an automatic redemption procedure,Including: restoring the share capital by way of a bonus issue without shares 16 Proposal regarding Nomination Committee For For Management 17 Closing of the Meeting None Did not vote Management -------------------------------------------------------------------------------- AUTONOMY CORP PLC Ticker: Security ID: G0669T101 Meeting Date: MAR 24, 2011 Meeting Type: Annual General Meeting Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 To receive and adopt the accounts of For For Management the Company for the financial year ended 31 December 2010 together with the directors' report and the auditors' report on those accounts 2 To approve the directors' remuneration For For Management report included in the Annual Report and Accounts for the year ended 31 December 2010 3 To re-elect Robert Webb as a director For For Management of the Company 4 To elect Jonathan Bloomer as a director For For Management of the Company 5 To re-elect Richard Gaunt as a director For For Management of the Company 6 To re-elect Sushovan Hussain as a For For Management director of the Company 7 To elect Frank Kelly as a director of For For Management the Company 8 To re-elect Michael Lynch as a director For For Management of the Company 9 To re-elect John McMonigall as a For For Management director of the Company 10 To re-appoint Deloitte LLP as auditors For For Management of the Company 11 To authorise the directors to determine For For Management the auditors' remuneration for the ensuing year 12 To authorise the directors to allot For Against Management equity securities in accordance with the limitations set out in the Notice of Meeting 13 To authorise the directors to allot For For Management equity securities for cash in accordance with the limitations set out in the Notice of Meeting 14 To authorise the Company to make market For For Management purchases of ordinary shares in accordance with the limitations set out in the Notice of Meeting 15 That a general meeting, other than an For For Management annual general meeting, may be called on not less than 14 clear days notice -------------------------------------------------------------------------------- AXEL SPRINGER AG, BERLIN Ticker: Security ID: D76169115 Meeting Date: APR 14, 2011 Meeting Type: Annual General Meeting Record Date: APR 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1. Presentation of the established annual None Did not vote Management financial statements of Axel Springer A-ktiengesellschaft and the approved consolidated financial statements as of Dec-ember 31, 2010, together with the management report of Axel Springer Aktienges-ellschaft and of t 2. The Supervisory Board and the For For Management Management Board propose to allocate a share of Eur 157,344,000.00 of the net income of Eur 158,304,000.00 for payment of a dividend for the 2010 fiscal year in the amount of Eur 4.80 per nopar value share entitled to dividen 3. The Supervisory Board and the For For Management Management Board propose to discharge the members of the Management Board who were in office in the 2010 fiscal year for this period 4.A. Discharge of all members of the For For Management Supervisory Board who were in office in the 2010 fiscal year except for Dr. H.C. Friede Springer 4.B. Discharge of the Supervisory Board for For For Management the fiscal year 2010: Dr. H.C. Friede Springer 5. The Supervisory Board proposes - based For For Management upon the recommendation of the audit committee - to appoint the Ernst & Young GmbH Wirtschaftsprufungsgesellschaft, Stuttgart, as auditors for the audit of the annual financial statements and the consolidated financi 6. The Supervisory Board proposes - based For For Management upon the recommendation of the nomination committee of the Supervisory Board - to appoint, until expiry of the Shareholders' Meeting which shall decide upon the discharge for the 2013 fiscal year, Dr. Nicola Leibinge 7. The Supervisory Board and the For For Management Management Board propose resolution of the following: a) The Management Board is authorized, with the consent of the Supervisory Board, to acquire the Company's own shares up to a maximum of ten percent of the current share c 8. The Supervisory Board and the For For Management Management Board propose to resolve: a) The share capital of the Company amounting to Eur 98,940,000 and divided into 32,980,000 no-par value registered shares shall be redivided. Each no-par value share of the Company repres 9. The Management Board is authorized to For For Management envisage that shareholders can also take part in the Shareholders' Meeting without being present at its location and without a proxy and can exercise all or any of their rights in full or in part by means of electroni 10. Consent to a control and profit and For For Management loss transfer agreement between Axel Springer Aktiengesellschaft and WBV Wochenblatt Verlag GmbH, Axel Springer Aktiengesellschaft and WBV Wochenblatt Verlag GmbH, Hamburg, a wholly-owned subsidiary of Axel Springer Akt -------------------------------------------------------------------------------- B2W COMPANHIA GLOBAL DO VAREJO, OSASCO, SP Ticker: Security ID: P19055113 Meeting Date: SEP 10, 2010 Meeting Type: ExtraOrdinary General Meeting Record Date: SEP 08, 2010 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND None Did not vote Management 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU I Amend the main part of Article 10 of For For Management the Corporate Bylaws of the Company so that it provides that the Board of Directors will be composed of 7 Members, instead of 9 Members II Approve, in light of the amendment of For For Management the main part of Article 10 of the Corporate Bylaws, if approved, to adapt Paragraph 9 of Article 13 of the Corporate Bylaws of the Company III Amend the main part of Article 23 of For For Management the Corporate Bylaws of the Company so that it provides that the Executive Committee will be composed of from 2 to 12 officers, with one of them being designated the president and another the investor relations officer IV Approve, in light of the amendment to For For Management the main part of Article 23 of the Corporate Bylaws, if approved, to adapt Paragraphs 8 and 9 of Article 23 of the Corporate Bylaws of the Company V Approve to consolidate the Corporate For For Management Bylaws of the Company -------------------------------------------------------------------------------- B2W COMPANHIA GLOBAL DO VAREJO, OSASCO, SP Ticker: Security ID: P19055113 Meeting Date: APR 30, 2011 Meeting Type: ExtraOrdinary General Meeting Record Date: APR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND None Did not vote Management 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU I To amend article 5 of the corporate For For Management bylaws of the company, to reflect the capital increases, within the limit of the authorized capital, approved by the board of directors to the date that the general meeting is held II To consolidate the corporate bylaws of For For Management the company -------------------------------------------------------------------------------- B2W COMPANHIA GLOBAL DO VAREJO, OSASCO, SP Ticker: Security ID: P19055113 Meeting Date: APR 30, 2011 Meeting Type: Annual General Meeting Record Date: APR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE CMMT PLEASE NOTE THAT SHAREHOLDERS None Did not vote Management SUBMITTING A VOTE TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR AGAINST OF THE DEF CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND None Did not vote Management 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU I To take knowledge of the directors For For Management accounts, to examine, discuss and approve the company's consolidated financial statements for the fiscal year ending December 31, 2010 II To decide concerning the proposal for For For Management the capital budget prepared for the purposes of article 196 of law number 6404 76 III To decide regarding the proposal for For For Management the allocation of the net profit for the fiscal year that ended on December 31, 2009 IV To elect the members of the board of For For Management directors in view of the closure of the mandate V To set the global remuneration of the Unknown Abstain Management board of directors for the year 2011 -------------------------------------------------------------------------------- BANCO SANTANDER SA, SANTANDER Ticker: Security ID: E19790109 Meeting Date: JUN 17, 2011 Meeting Type: Ordinary General Meeting Record Date: JUN 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Annual accounts and corporate For For Management management. review and approve the annual accounts, including the balance sheet, profit and loss account, revenues and expenses report, statement of changes in net worth, cash flow statement and notes to the accounts, of Banc 1.2 Review and approve, as the case may be, For For Management the company management for the fiscal year 2010 2 Application of 2010 profits For For Management 3.1 Reappointment of Dona Ana Patricia For For Management Botin Sanz de Sautuola y O Shea 3.2 Reappointment of Don Rodrigo Echenique For For Management Gordillo 3.3 Reappointment of Lord Burns For For Management 3.4 Reappointment of Assicurazioni For For Management Generali, S.p.A. 4 Reappointment of auditors for the For For Management fiscal year 2011 5.1 Articles of association amend articles For For Management 8, about capital calls, 11, about multiple ownership, 15, about exclusion of preferential rights, 16, about capital reduction, 18, about convertible and exchangeable bonds 5.2 Amend articles 20, about competences, For For Management 24, about GM convening, 25, about general meetings, 26, about attendance rights, 28, about date and venue, 30, about list of attendants, 34, about distance voting, 35, about adoption of agreements, 42, about qualitati 5.3 Amend articles 62, about preparation of For For Management the annual accounts, and 69, about assets and liabilities 6.1 General meeting regulations amend the For For Management preamble and article 2, about the general meeting of shareholders 6.2 Amend articles 4, about GM convening, For For Management 5, about GM announcement, 8, about proxy, and inclusion of a new article 6A, about the electronic shareholder forum 6.3 Amend articles 12, about the general For For Management meeting. 19, about proposals. 21, about voting, and the additional provision, about distance attendance on real time 7 Delegate powers to the board to execute For For Management the resolution of the general meeting about a capital increase, in conformity with section 297.1.a of the capital companies act 8.1 Increase the corporate capital for the For For Management amount to be set under the terms of the agreement, through the issue of new ordinary shares with a nominal value of 0.5 Euros each, with no share premium, of the same class and series as the ones currently outstandin CONT CONTD private instruments related to None Did not vote Management the increase. request from the relevant-bodies, both in Spain or abroad, the listing of the new shares in Madrid,-Barcelona, Bilbao and Valencia stock exchanges, and their trading through the-Stock Exchange Linking Ser 8.2 Increase the corporate capital for the For For Management amount to be set under the terms of the agreement, through the issue of new ordinary shares with a nominal value of 0.5 Euros each, with no share premium, of the same class and series as the ones currently outstandin CONT CONTD private instruments related to None Did not vote Management the increase. request from the relevant-bodies, both in Spain or abroad, the listing of the new shares in Madrid,-Barcelona, Bilbao and Valencia stock exchanges, and their trading through the-Stock Exchange Linking Ser 9.1 Delegate powers to the Board to issue For For Management fixed income securities, or any instruments of a similar nature, including warrants, convertible and exchangeable for Company shares. Set the criteria to establish the base and types of the conversion and, or exchange 9.2 Delegate powers to the Board to issue For For Management fixed income securities or any instruments of a similar nature, including covered bonds, promissory notes and warrants, not convertible into shares 10.1 Approve the sixth cycle of the share For For Management plan linked to targets 10.2 Approve the second cycle of the For For Management deferred and conditional distribution share plan 10.3 Approve the first cycle of the deferred For For Management and conditional variable remuneration plan 10.4 Approve an incentive program for For For Management employees of Santander UK plc. and other companies of the Group in the United Kingdom, consisting of stock options on shares of the bank and linked to the contribution of regular cash payments and certain continuance requi 11 Grant to the board of directors the For For Management authority to construe, rectify, complete, execute and develop the agreements adopted by the meeting, and to proceed to their public recording, including the authority to depute the powers granted to the board by the gen 12 Report on the remuneration policy for For For Management Directors -------------------------------------------------------------------------------- BG GROUP PLC Ticker: Security ID: G1245Z108 Meeting Date: MAY 12, 2011 Meeting Type: Annual General Meeting Record Date: MAY 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Annual Report and Accounts For For Management 2 Remuneration Report For For Management 3 Declaration of Dividend For For Management 4 Election of Fabio Barbosa For For Management 5 Election of Caio Koch-Weser For For Management 6 Election of Patrick Thomas For For Management 7 Re-election of Peter Backhouse For For Management 8 Re-election of Frank Chapman For For Management 9 Re-election of Baroness Hogg For For Management 10 Re-election of Dr John Hood For For Management 11 Re-election of Martin Houston For For Management 12 Re-election of Sir David Manning For For Management 13 Re-election of Mark Seligman For For Management 14 Re-election of Philippe Varin For For Management 15 Re-election of Sir Robert Wilson For For Management 16 To re-appoint PricewaterhouseCoopers For For Management LLP as auditors of the Company, to hold office until the conclusion of the next general meeting at which accounts are laid before the Company 17 Remuneration of auditors For For Management 18 Political donations For For Management 19 Authority to allot shares For For Management 20 Disapplication of pre-emption rights For For Management 21 Authority to make market purchases of For For Management own shares 22 Notice periods of general meetings For For Management CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF AUDITOR NAME IN RESOLUTI-ON 16. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY-FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- BHP BILLITON PLC Ticker: Security ID: G10877101 Meeting Date: OCT 21, 2010 Meeting Type: Annual General Meeting Record Date: OCT 19, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Receive the financial statements for For For Management BHP Billiton Plc and BHP Billiton Limited for the YE 30 JUN 2010, together with the Directors' report and the Auditor's report, as specified in the annual report 2 Re-elect Dr John Buchanan as a Director For For Management of each of BHP Billiton Plc and BHP Billiton Limited, who retires by rotation 3 Re-elect Mr David Crawford as a For For Management Director of each of BHP Billiton Plc and BHP Billiton Limited has served on the Board for more than 9 years, in accordance with the Board's policy 4 Re-elect Mr Keith Rumble as a Director For For Management of each of BHP Billiton Plc and BHP Billiton Limited, who retires by rotation 5 Re-elect Dr John Schubert as a Director For For Management of each of BHP Billiton Plc and BHP Billiton Limited, has served on the Board for more than 9 years, in accordance with the Board's policy 6 Re-elect Mr Jacques Nasser as a For For Management Director of each of BHP Billiton Plc and BHP Billiton Limited, who retires by rotation 7 Appoint Mr Malcolm Broomhead as a For For Management Director by the Board of BHP Billiton Plc and BHP Billiton Limited 8 Appoint Ms Carolyn Hewson as a Director For For Management by the Board of BHP Billiton Plc and BHP Billiton Limited 9 Re-appoint KPMG Audit Plc as the For For Management Auditor of BHP Billiton Plc and authorize the Directors to agree their remuneration 10 Grant authority to allot shares in BHP For For Management Billiton Plc or to grant rights to subscribe for or to convert any security into shares in BHP Billiton Plc 'rights' conferred on the Directors by Article 9 of BHP Billiton Plc's Articles of Association in accordanc CONT CONTD. pursuance of such offers or None Did not vote Management agreements and for such period the-Section 551 amount under the United Kingdom Companies Act 2006 shall be USD-277,983,328, this authority is in substitution for all previous authorities-conferred on the Directors in 11 Authorize the Directors, pursuant to For For Management Section 570 of the United Kingdom Companies Act 2006, to allot equity securities as defined in Section 560 of the United Kingdom Companies Act 2006 for cash and/or to allot equity securities which are held by BHP Bil CONT CONTD. fixed by the Directors in None Did not vote Management proportion as nearly as may be practicable-to their respective holdings and ii) other persons so entitled by virtue of-the rights attaching to any other equity securities held by them, but in both-cases subject to such ex CONT CONTD. Authority shall expire on the None Did not vote Management later of the conclusion of the AGM of-BHP Billiton Plc and the AGM of BHP Billiton Limited in 2011 provided that-this authority shall allow BHP Billiton Plc before the expiry of this-authority to make offers or agre 12 Authorize BHP Billiton Plc, in For For Management accordance with Article 6 of its Articles of Association and Section 701 of the United Kingdom Companies Act 2006 to make market purchases as defined in Section 693 of that Act of ordinary shares of USD 0.50 nominal value CONT CONTD. Official List for the 5 business None Did not vote Management days immediately preceding the date-of purchase of the shares; Authority expire on the later of the AGM of BHP-Billiton Plc and the AGM of BHP Billiton Limited in 2011 provided that BHP-Billiton Plc may enter int 13 Approve the remuneration report for the For For Management YE 30 JUN 2010 14 Approve the BHP Billiton Limited Long For For Management Term Incentive Plan, as amended in the manner as specified and the BHP Billiton Plc Long Term Incentive Plan, as amended in the manner as specified 15 Approve the grant of Deferred Shares For For Management and Options under the BHP Billiton Limited Group Incentive Scheme and the grant of Performance Shares under the BHP Billiton Limited Long Term Incentive Plan to Executive Director, Mr Marius Kloppers, in the manner as 16 Amend the Constitution of BHP Billiton For For Management Limited, with effect from the close of the 2010 AGM of BHP Billiton Limited, in the manner outlined in the Explanatory Notes and Appendix 2 to this Notice of Meeting and as specified in the amended Constitution tab 17 Amend the Articles of Association of For For Management BHP Billiton Plc including certain provisions of the Memorandum of Association deemed by the United Kingdom Companies Act 2006 to be incorporated into the Articles of Association , with effect from the close of the 20 CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO CHANGE IN TEXT OF RESOLUTION NUMBER-12. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY F-ORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- BM&FBOVESPA S A - BOLSA DE VALORES MERCADORIAS E F Ticker: Security ID: P73232103 Meeting Date: APR 18, 2011 Meeting Type: Annual General Meeting Record Date: APR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE CMMT PLEASE NOTE THAT SHAREHOLDERS None Did not vote Management SUBMITTING A VOTE TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR AGAINST OF THE DEF CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND None Did not vote Management 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU 1 To examine, discuss and vote the For For Management financial statements relating to fiscal year ending December 31, 2010 2 Destination of the year end results of For For Management 2010 3 To elect the members of the board of For For Management directors 4 To set the remuneration for the members For For Management of the board of directors, the executive committee from the 2011 fiscal year -------------------------------------------------------------------------------- BM&FBOVESPA S A - BOLSA DE VALORES MERCADORIAS E F Ticker: Security ID: P73232103 Meeting Date: APR 28, 2011 Meeting Type: ExtraOrdinary General Meeting Record Date: APR 26, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE A To adapt the corporate bylaws of BM and For For Management Fbovespa to the changes in the Novo Mercado listing regulations, from here onwards the Novo Mercado regulations, approved at a restricted hearing by the companies listed in this special segment, the consolidated ver 1.A.1 To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to: inclusion of sole paragraph in article 1 of the bylaws, in such a way as to provide 1.A.2 To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to: inclusion of a sole paragraph in article 20 of the bylaws, in such a way as to prov 1.A.3 To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to: inclusion of a new line, line V, in article 29 of the bylaws, and inclusion of a re CONT CONTD any public tender offer for the None Did not vote Management acquisition of shares that has as its-object the acquisition of shares of the company 1.A.4 To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to: amendment of article 61 of the bylaws, new numbering, to provide for an obligation 1.A.5 To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to: amendment of article 63, new numbering, in such a way as to adapt its wording and d CONT CONTD the securities of the resulting None Did not vote Management company are not admitted for trading in-this segment, the controlling shareholder must make a public tender offer for-the acquisition of shares if such admission for trading on the Novo Mercado-does not occur within a 1.A.6 To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to: inclusion of paragraphs 1 and 2 in article 64, new numbering, to govern the respons 1.A.7 To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to: new wording of article 65, main part and paragraphs 1 and 4, to adapt and consolida CONT CONTD company in the event of the None Did not vote Management company delisting from the Nov Mercado-because of the breach of obligations contained in the respective regulations 1.A.8 To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to: Amendment of articles 29, line Q, 59, 60, 61, 62, main part and paragraph 2, 63, pa 1.B To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to adapt the wording of article 5 of the bylaws, to expressly provide that all the shar 1.C To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to amendment of article 16, line g, of the bylaws, to remove the definition of Novo Mer 1.D To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to inclusion of the term group of shareholders in paragraph 2 of article 18 since said 1.E To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to replacement of the reference to Bovespa by BM and Fbovesp in the following provision 1.F To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to in article 29, line g, inclusion of a reference to the new line e of article 38, in 1.G To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to inclusion, in the main part of article 34, of a reference to the new sole paragraph 1.H To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to inclusion of a new line, line e, in article 38 so as to clarify that contracting for 1.I To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to amendment of article 45 and inclusion of a new article, article 51, in the corporate 1.J To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to amendment of article 47, line a, in such a way as to eliminate the requirement of ra 1.K To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to amendments at articles 69, main part, and 70, paragraphs 4 and 6, new numbering, to 1.L To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to amendment of article 70 of the corporate bylaws, new numbering, to establish that, i 1.M To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to exclusion of line b, new numbering, from article 74, article 73 in the new numbering 1.N To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to inclusion of a sole paragraph in article 73, new numbering, to provide that the term 1.O To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to correction of cross references that are contained in articles 7, main part and parag 1.P To proceed to the amendment of the For For Management corporate bylaws of BM and Fbovespa, in accordance with the wording contained in exhibit I to the proposal from management, in order to adjust the numbering of the following provisions, line f of article 38, and articles 2 To proceed to the consolidation of the For For Management corporate bylaws, in accordance with the amendments proposed in item 1 of the agenda 3 To approve the amendment of the BM and For For Management Fbovesp stock option plan approved by the extraordinary general meeting of may 8, 2008, in accordance with a proposal from management CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO CHANGE IN MEETING DATE FROM 18 APR-TO 28 APR 2011. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN T-HIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YO-U. -------------------------------------------------------------------------------- BRAMBLES LTD Ticker: Security ID: Q6634U106 Meeting Date: NOV 18, 2010 Meeting Type: Annual General Meeting Record Date: NOV 16, 2010 # Proposal Mgt Rec Vote Cast Sponsor CMMT VOTING EXCLUSIONS APPLY TO THIS MEETING None Did not vote Management FOR PROPOSALS 6, 7, 8, 9 AND VOTES-CAST BY ANY INDIVIDUAL OR RELATED PARTY WHO BENEFIT FROM THE PASSING OF THE-PROPOSAL/S WILL BE DISREGARDED BY THE COMPANY. HENCE, IF YOU HAVE OBTAINED-BENEFIT OR EXPECT TO OBTAIN F 2 Adopt the remuneration report For For Management 3 Election of Mr. Thomas Joseph Gorman to For For Management the Board of Brambles 4 Election of Mr. Gregory John Hayes to For For Management the Board of Brambles 5 Re-elect Mr. Christopher Luke Mayhew to For For Management the Board of Brambles 6 Approve the participation by Mr. Thomas For For Management Joseph Gorman in the MyShare Plan 7 Approve the participation by Mr. For For Management Gregory John Hayes in the MyShare Plan 8 Approve the participation by Mr. Thomas For For Management Joseph Gorman in the 2006 Performance Share Plan 9 Approve the participation by Mr. For For Management Gregory John Hayes in the 2006 Performance Share Plan 10 Amend the Constitution For For Management -------------------------------------------------------------------------------- BRITISH AMERN TOB PLC Ticker: Security ID: G1510J102 Meeting Date: APR 28, 2011 Meeting Type: Annual General Meeting Record Date: APR 26, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Receipt of the 2010 Report and Accounts For For Management 2 Approval of the 2010 Remuneration For For Management Report 3 Declaration of the final dividend for For For Management 2010 4 To re-appoint PricewaterhouseCoopers For For Management LLP as the companies auditors 5 Authority for the Directors to agree For For Management the Auditors' remuneration 6 Re-election of Richard Burrows as a For For Management Director (N) 7 Re-election of Karen de Segundo as a For For Management Director (C, N, R) 8 Re-election of Nicandro Durante as a For For Management Director 9 Re-election of Robert Lerwill as a For For Management Director (A, N, R) 10 Re-election of Christine Morin-Postel For For Management as a Director (A, N, R) 11 Re-election of Gerry Murphy as a For For Management Director (C, N, R) 12 Re-election of Anthony Ruys as a For For Management Director (A, N, R) 13 Re-election of Sir Nicholas Scheele as For For Management a Director (A, N, R) 14 Re-election of Ben Stevens as a For For Management Director 15 Election of John Daly as a Director who For For Management has been appointed since the last Annual General Meeting 16 Election of Kieran Poynter as a For For Management Director (C, N) who has been appointed Since the last Annual General Meeting 17 Renewal of the Directors' authority to For For Management allot shares 18 Renewal of the Directors' authority to For For Management disapply pre-emption rights 19 Authority for the Company to purchase For For Management its own shares 20 Authority to amend the British American For Against Management Tobacco 2007 Long Term Incentive Plan 21 Notice period for General Meetings For For Management CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF AUDITOR NAME IN RESOLUTI-ON 4. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY-FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- CANON INC. Ticker: Security ID: J05124144 Meeting Date: MAR 30, 2011 Meeting Type: Annual General Meeting Record Date: DEC 31, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Appropriation of Retained For For Management Earnings 2.1 Appoint a Director For For Management 2.2 Appoint a Director For For Management 2.3 Appoint a Director For For Management 2.4 Appoint a Director For For Management 2.5 Appoint a Director For For Management 2.6 Appoint a Director For For Management 2.7 Appoint a Director For For Management 2.8 Appoint a Director For For Management 2.9 Appoint a Director For For Management 2.10 Appoint a Director For For Management 2.11 Appoint a Director For For Management 2.12 Appoint a Director For For Management 2.13 Appoint a Director For For Management 2.14 Appoint a Director For For Management 2.15 Appoint a Director For For Management 2.16 Appoint a Director For For Management 2.17 Appoint a Director For For Management 2.18 Appoint a Director For For Management 2.19 Appoint a Director For For Management 3. Appoint a Corporate Auditor For For Management 4. Approve Payment of Bonuses to Directors For For Management 5. Issuance of Share Options as Stock For For Management Options without Compensation -------------------------------------------------------------------------------- CELLTRION INC Ticker: Security ID: Y1242A106 Meeting Date: MAR 18, 2011 Meeting Type: Annual General Meeting Record Date: DEC 31, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approval of financial For For Management statement.(expected cash div : KRW 75 per shs) 2.1 Election of other non executive For For Management director: Lee, Kyung Ho 2.2 Election of outside director: Kim, Dong For For Management Il 2.3 Election of outside director: Lee, Yo For For Management Saeb 2.4 Election of outside director: Cho, Kyun For For Management Suk 2.5 Election of outside director: Hans For For Management Peter Hasler 3 Election of auditors: candidates: For For Management Dongil Kim, Yosep Lee, Kyunsuk Jo 4 Approval of limit of remuneration for For For Management directors 5 Approval of stock option for staff For For Management CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF AUDITORS' NAME. IF YOU H-AVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YO-U DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- CHINA MERCHANTS BANK CO LTD, SHENZEN Ticker: Security ID: Y14896115 Meeting Date: MAY 30, 2011 Meeting Type: Annual General Meeting Record Date: APR 29, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL- LINK:http://www.hkexnews.hk/listedco/li stconews/sehk/20110413/ LTN20110413400.p-df 1 Consider and approve the Work Report of For For Management the Board of Directors for the year 2010 2 Consider and approve the Work Report of For For Management the Board of Supervisors for the year 2010 3 Consider and approve the Annual Report For For Management for the year 2010 (including the audited financial report) 4 Consider and approve the final For For Management financial report for the year 2010 5 Consider and approve the proposed For For Management profit appropriations plan (including the distribution of final dividends) for the year 2010 6 Consider and approve the resolution to For For Management appoint the accounting firms for the year 2011 and their remuneration 7 Consider and approve the resolution in For For Management relation to change in independent non-executive director 8 Consider and approve the resolution in For For Management relation to the appointment of an external supervisor to fill a vacant position 9 Consider and approve the assessment For For Management report on the duty performance of Directors for the year 2010 10 Consider and approve the assessment For For Management report on the duty performance of Supervisors for the year 2010 11 Consider and approve the duty For For Management performance and cross-evaluation reports of independent non-executive directors for the year 2010 12 Consider and approve the related party For For Management transaction report for the year 2010 13 Consider and approve the resolution in For For Management relation to the general mandate to issue new shares and/or deal with shares 14 Consider and approve the resolution on For For Management revision of plans and mandate to issue bonds denominated in RMB -------------------------------------------------------------------------------- CNOOC LTD Ticker: Security ID: Y1662W117 Meeting Date: NOV 24, 2010 Meeting Type: ExtraOrdinary General Meeting Record Date: NOV 19, 2010 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE IN THE HONG KONG MARKET None Did not vote Management THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE. CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20101103/LTN2 0101103035.pdf CMMT PLEASE NOTE THAT EUROCLEAR DOES NOT None Did not vote Management OFFER ANY VOTING SERVICES ON THIS ISSUE.-THIS NOTICE IS SENT FOR INFORMATION PURPOSES ONLY. BY DEFAULT EOC WILL TAKE-NO ACTION. 1 To approve the Non-exempt Continuing For For Management Connected Transactions 2 To approve the Proposed Caps for each For For Management category of the Non- exempt Continuing Connected Transactions -------------------------------------------------------------------------------- CNOOC LTD Ticker: Security ID: Y1662W117 Meeting Date: MAY 27, 2011 Meeting Type: Annual General Meeting Record Date: MAY 19, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE IN THE HONG KONG MARKET None Did not vote Management THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE. CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110407/LTN2 0110407065.pdf A1 To receive and consider the audited For For Management Statement of Accounts together with the Report of the Directors and Independent Auditors' Report thereon for the year ended 31 December 2010 A2 To declare a final dividend for the For For Management year ended 31 December 2010 A3I To re-elect Mr. Wang Yilin as For For Management Non-executive Director A3II To re-elect Mr. Li Fanrong as Executive For For Management Director A3III To re-elect Mr. Lawrence J. Lau as For For Management Independent Non-executive Director A3IV To re-elect Mr. Wang Tao as Independent For For Management Non-executive Director A3V To authorise the Board of Directors to For For Management fix the remuneration of each of the Directors A4 To re-appoint the Company's independent For For Management auditors and to authorise the Board of Directors to fix their remuneration B1 To grant a general mandate to the For For Management Directors to repurchase shares in the capital of the Company not exceeding 10% of the share capital of the Company in issue as at the date of passing of this resolution B2 To grant a general mandate to the For For Management Directors to allot, issue and deal with additional shares in the capital of the Company not exceeding 20% of the share capital of the Company in issue as at the date of passing of this resolution B3 To extend the general mandate granted For For Management to the Directors to allot, issue and deal with shares in the capital of the Company by the aggregate number of shares repurchased, which shall not exceed 10% of the share capital of the Company in issue as at the date CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF ACTUAL RECORD DATE AND C-HANGE IN DIRECTOR NAME FOR RESOLUTION NO. A3.1. IF YOU HAVE ALREADY SENT IN YO-UR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR- ORIGINAL INSTRUCT -------------------------------------------------------------------------------- COMPAGNIE FINANCIERE RICHEMONT AG SWITZ Ticker: Security ID: H25662158 Meeting Date: SEP 08, 2010 Meeting Type: Annual General Meeting Record Date: SEP 03, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve the reports of the Auditors, For No Action Management the consolidated financial statements of the Group, the financial statements of the Company and the Directors' report for the FYE 31 MAR 2010 2. Approve the retained earnings available For No Action Management for distribution amounted to CHF 1,600,466,093; that a dividend of CHF 0.35 be paid per Richemont share; this is equivalent to CHF 0.350 per 'A' bearer share in the Company and CHF 0.035 per 'B' registered share in 3. Grant discharge to the Members from For No Action Management their obligations in respect of the FYE 31 MAR 2010 4.1 Re-elect Johann Rupert as a Member of For No Action Management the Board of Directors to serve for a further term of 1 year 4.2 Re-elect Dr. Franco Cologni as a Member For No Action Management of the Board of Directors to serve for a further term of 1 year 4.3 Re-elect Lord Douro as a Member of the For No Action Management Board of Directors to serve for a further term of 1 year 4.4 Re-elect Yves-Andre Istel as a Member For No Action Management of the Board of Directors to serve for a further term of 1 year 4.5 Re-elect Richard Lepeu as a Member of For No Action Management the Board of Directors to serve for a further term of 1 year 4.6 Re-elect Ruggero Magnoni as a Member of For No Action Management the Board of Directors to serve for a further term of 1 year 4.7 Re-elect Simon Murray as a Member of For No Action Management the Board of Directors to serve for a further term of 1 year 4.8 Re-elect Alain Dominique Perrin as a For No Action Management Member of the Board of Directors to serve for a further term of 1 year 4.9 Re-elect Norbert Platt as a Member of For No Action Management the Board of Directors to serve for a further term of 1 year 4.10 Re-elect Alan Quasha as a Member of the For No Action Management Board of Directors to serve for a further term of 1 year 4.11 Re-elect Lord Renwick of Clifton as a For No Action Management Member of the Board of Directors to serve for a further term of 1 year 4.12 Re-elect Jan Rupert as a Member of the For No Action Management Board of Directors to serve for a further term of 1 year 4.13 Re-elect Prof. Jurgen Schrempp as a For No Action Management Member of the Board of Directors to serve for a further term of 1 year 4.14 Re-elect Martha Wikstrom as a Member of For No Action Management the Board of Directors to serve for a further term of 1 year 4.15 Election of Josua Malherbe as a Member For No Action Management of the Board of Directors to serve for a further term of 1 year 4.16 Election of Dr. Frederick Mostert as a For No Action Management Member of the Board of Directors to serve for a further term of 1 year 4.17 Election of Guillaume Pictet as a For No Action Management Member of the Board of Directors to serve for a further term of 1 year 4.18 Election of Dominique Rochat as a For No Action Management Member of the Board of Directors to serve for a further term of 1 year 4.19 Election of Gary Saage as a Member of For No Action Management the Board of Directors to serve for a further term of 1 year 5. Re-appoint PricewaterhouseCoopers as For No Action Management the Auditors of the Company for a further term of 1 year 6.1 Amend the Articles 6, 12, 15, 18, 21, For No Action Management 26 and 28 of the Articles of Incorporation as specified 6.2 Approve that the Company's Articles of For No Action Management Incorporation be supplemented with an English translation (the French version will continue to prevail) -------------------------------------------------------------------------------- ESSILOR INTERNATIONAL SA Ticker: Security ID: F31668100 Meeting Date: MAY 05, 2011 Meeting Type: MIX Record Date: APR 29, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE IN THE FRENCH MARKET THAT None Did not vote Management THE ONLY VALID VOTE OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE. CMMT French Resident Shareowners must None Did not vote Management complete, sign and forward the Proxy Card dir-ectly to the sub custodian. Please contact your Client Service Representative-to obtain the necessary card, account details and directions. The following ap-plies to Non- Resid CMMT PLEASE NOTE THAT IMPORTANT ADDITIONAL None Did not vote Management MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINKS: https://balo.journal- officiel.gouv.fr/pdf/2011-/0323/2011032 31100808.pdf AND https://balo.journal-officiel.gouv.fr/p df/2011/0- 415/201104151101 O.1 Approval of the corporate financial For For Management statements for the financial year ended on December 31, 2010 O.2 Approval of the consolidated financial For For Management statements for the financial year ended on December 31, 2010 O.3 Allocation of income and setting the For For Management dividend O.4 Agreement pursuant to Article L. 225-38 For For Management of the Commercial Code - Compensation for breach of employment contract of Mr. Sagnieres O.5 Agreements pursuant to Article L. For For Management 225-38 of the Commercial Code O.6 Renewal of Mr. Hubert Sagnieres' term For For Management as Board member O.7 Renewal of Mr. Philippe Alfroid's term For For Management as Board member O.8 Renewal of Mr. Yi He's term as Board For For Management member representing employee shareholders O.9 Renewal of Mr. Maurice Marchand-Tonel's For For Management term as Board member O.10 Renewal of Mrs. Aicha Mokdahi's term as For For Management Board member representing employee shareholders O.11 Renewal of Mr. Michel Rose's term as For For Management Board member O.12 Repurchasing shares of the Company For For Management E.13 Authorization to be granted to the For For Management Board of Directors to carry out the share capital increase by issuing shares reserved for members of a company savings plan E.14 Delegation of authority granted to the For Against Management Board of Directors to issue share subscription warrants for free allocation to shareholders in the event of public offer involving the Company's stocks E.15 Powers to execute decisions of the For For Management Ordinary and Extraordinary General Meeting CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF ADDITIONAL URL. IF YOU H-AVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YO-U DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- FORTESCUE METALS GROUP LTD, EAST PERTH WA Ticker: Security ID: Q39360104 Meeting Date: NOV 19, 2010 Meeting Type: Annual General Meeting Record Date: NOV 17, 2010 # Proposal Mgt Rec Vote Cast Sponsor CMMT VOTING EXCLUSIONS APPLY TO THIS MEETING None Did not vote Management FOR PROPOSALS 5, 6, 7, 8, AND 9 AND-VOTES CAST BY ANY INDIVIDUAL OR RELATED PARTY WHO BENEFIT FROM THE PASSING OF-THE PROPOSAL/S WILL BE DISREGARDED BY THE COMPANY. HENCE, IF YOU HAVE-OBTAINED BENEFIT OR EXPECT TO O 1 Adoption of remuneration report For For Management 2 Election of Mr Mark Barnaba For For Management 3 Reelection of Mr Geoff Brayshaw For For Management 4 Reelection of Mr Russell Scrimshaw For For Management 5 Issue of Bonus Shares to Mr Andrew For For Management Forrest 6 Issue of Bonus Shares to Mr Russell For For Management Scrimshaw 7 Issue of Bonus Shares to Mr Graeme For For Management Rowley 8 Approval of grant of performance rights For For Management to Executive Directors 9 Approval to increase Non-Executive For For Management Directors' remuneration -------------------------------------------------------------------------------- GEBERIT AG Ticker: Security ID: H2942E124 Meeting Date: APR 19, 2011 Meeting Type: Annual General Meeting Record Date: APR 13, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT BLOCKING OF REGISTERED SHARES IS NOT A None Did not vote Management LEGAL REQUIREMENT IN THE SWISS MARKET,-SPECIFIC POLICIES AT THE INDIVIDUAL SUB-CUSTODIANS MAY VARY. UPON RECEIPT OF T-HE VOTING INSTRUCTION, IT IS POSSIBLE THAT A MARKER MAY BE PLACED ON YOUR SHAR-ES TO ALLOW FOR REC CMMT PLEASE NOTE THAT THIS IS THE PART II OF None Did not vote Management THE MEETING NOTICE SENT UNDER MEETING-750848, INCLUDING THE AGENDA. TO VOTE IN THE UPCOMING MEETING, YOUR NAME MUST-BE NOTIFIED TO THE COMPANY REGISTRAR AS BENEFICIAL OWNER BEFORE THE RE-REGISTR-ATION DEADLINE. PLEA 1.1 Approval of the Annual Report, the For For Management Financial Statements and the Consolidated Financial Statements for 2010, acceptance of the Auditors' Reports 1.2 Consultative vote on the remuneration For For Management system and the remunerations for 2010 2 Resolution on the allocation of the For For Management capital contribution reserves from the free reserves to the legal reserves and appropriation of available earnings and distribution from capital contribution reserves 3 Formal approval of the actions of the For For Management Board of Directors 4.1 Re-election of Mr. Hartmut Reuter to For For Management the Board of Directors 4.2 Election of Mr. Albert M. Baehny to the For For Management Board of Directors 4.3 PLEASE NOTE THAT THIS RESOLUTION IS A Against Against Shareholder SHAREHOLDER PROPOSAL: Request for addition to the agenda submitted by the investment fund SaraSelect: Election of Mr. Rudolf Weber to the Board of Directors 5 Appointment of the Auditors: For For Management PricewaterhouseCoopers AG 6 The Board of Directors hereby proposes: For For Management to reduce the share capital of CHF 4,123,800.50, divided into 41,238,005 registered shares with a par value of CHF 0.10 each, by 1,391,000 shares with a total par value of CHF 139,100, to 3,984,700.50, divided into 7 The Board of Directors proposes to For For Management cancel the Company's existing conditional share capital of CHF 28,190.50 by deleting of Art. 3a of the current Articles of Incorporation as specified 8.1 PLEASE NOTE THAT THIS RESOLUTION IS A Against Against Shareholder SHAREHOLDER PROPOSAL: Request for addition to the agenda submitted by investment fund zCapital Swiss Small & Mid Cap Fund: Modification of Art. 18 of the Articles of Incorporation to include limitation of the delegati 8.2 PLEASE NOTE THAT THIS RESOLUTION IS A Against Against Shareholder SHAREHOLDER PROPOSAL: Request for addition to the agenda submitted by investment fund zCapital Swiss Small & Mid Cap Fund: Modification of Art. 14 of the Articles of Incorporation to include limitation of the possibil 9 PLEASE NOTE THAT THIS RESOLUTION IS A Against Against Shareholder SHAREHOLDER PROPOSAL: Request for addition to the agenda submitted by the investment fund SaraSelect with respect to modification of Art. 13 Par. 2 of the Articles of Incorporation 10 Ad-Hoc Against For Management -------------------------------------------------------------------------------- HEIDELBERGCEMENT AG, HEIDELBERG Ticker: Security ID: D31709104 Meeting Date: MAY 05, 2011 Meeting Type: Annual General Meeting Record Date: APR 13, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1. Presentation of the financial None Did not vote Management statements and annual report for the 2010 financ-ial year with the report of the Supervisory Board, the group financial stateme-nts, the group annual report, and the report pursuant to Sections 289(4), 289(-5) and 315(4) of t 2. Resolution on the appropriation of the For For Management distributable profit of EUR 63,388,114.81 as follows: Payment of a dividend of EUR 0.25 per no-par share EUR 16,513,114.81 shall be carried forward Ex- dividend and payable date: May 6, 2011 3.a Ratification of the acts of the Board For For Management of MD: Bernd Scheifele 3.b Ratification of the acts of the Board For For Management of MD: Dominik von Achten 3.c Ratification of the acts of the Board For For Management of MD: Daniel Gauthier 3.d Ratification of the acts of the Board For For Management of MD: Andreas Kern 3.e Ratification of the acts of the Board For For Management of MD: Lorenz Naeger 3.f Ratification of the acts of the Board For For Management of MD: Albert Scheuer 4.a Ratification of the acts of the For For Management Supervisory Board: Fritz-Juergen Heckmann 4.b Ratification of the acts of the For For Management Supervisory Board: Heinz Schmitt 4.c Ratification of the acts of the For For Management Supervisory Board: Robert Feiger 4.d Ratification of the acts of the For For Management Supervisory Board: Josef Heumann 4.e Ratification of the acts of the For For Management Supervisory Board: Max Dietrich Kley 4.f Ratification of the acts of the For For Management Supervisory Board: Hans Georg Kraut 4.g Ratification of the acts of the For For Management Supervisory Board: Herbert Luetkesstratkoetter 4.h Ratification of the acts of the For For Management Supervisory Board: Ludwig Merckle 4.i Ratification of the acts of the For For Management Supervisory Board: Tobias Merckle 4.j Ratification of the acts of the For For Management Supervisory Board: Alan James Murray 4.k Ratification of the acts of the For For Management Supervisory Board: Werner Schraeder 4.l Ratification of the acts of the For For Management Supervisory Board: Frank-Dirk Steininger 5. Appointment of auditors for the 2011 For For Management financial year: Ernst + Young GmbH, Stuttgart 6. Approval of the new compensation system For For Management for the Board of MDs, to be found on the company's web site -------------------------------------------------------------------------------- HONG KONG EXCHANGES & CLEARING LTD Ticker: Security ID: Y3506N139 Meeting Date: APR 20, 2011 Meeting Type: Annual General Meeting Record Date: APR 19, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL- LINK:http://www.hkexnews.hk/listedco/li stconews/sehk/20110316/ LTN20110316321.p-df CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU. 1 To receive the Audited Accounts for the For For Management year ended 31 December 2010 together with the Reports of the Directors and Auditor thereon 2 To declare a final dividend of HKD 2.31 For For Management per share 3.a To elect Dr Kwok Chi Piu, Bill as For For Management Director 3.b To elect Mr Lee Kwan Ho, Vincent For Against Management Marshall as Director 4 To re-appoint PricewaterhouseCoopers as For For Management Auditor and to authorise the Directors to fix their remuneration 5 To grant a general mandate to the For For Management Directors to repurchase shares of Hkex, not exceeding 10% of the issued share capital of Hkex as at the date of this Resolution 6 To grant a general mandate to the For For Management Directors to allot, issue and deal with additional shares of Hkex, not exceeding 10% (5% where the shares are to be allotted for cash) of the issued share capital of Hkex as at the date of this Resolution, and the discoun 7.a To approve the remuneration of HKD For For Management 550,000 and HKD 385,000 per annum be payable to the Chairman and each of the other non- executive Directors respectively 7.b To approve, in addition to the For For Management attendance fee of HKD 2,500 per meeting, the remuneration of HKD 100,000 and HKD 70,000 per annum be payable to the chairman and each of the other members (excluding executive Director) of certain Board committees respective 8 To approve the amendments to the For For Management Articles of Association relating to Hkex's corporate communications 9 To approve the amendments to the For For Management Articles of Association relating to the notice period for shareholders' nomination of Directors 10 To approve the amendments to the For For Management Articles of Association relating to minor housekeeping amendments -------------------------------------------------------------------------------- HOUSING DEVELOPMENT FINANCE CORP LTD Ticker: Security ID: Y37246157 Meeting Date: JUL 14, 2010 Meeting Type: Annual General Meeting Record Date: JUL 12, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Receive and adopt the audited profit For For Management and loss account for the FYE 31 MAR 2010, the balance sheet as at that date and the reports of the Directors and the Auditors thereon 2 Declare a dividend on equity shares For For Management 3 Re-appoint Mr. Keshub Mahindra as a For For Management Director, who retires by rotation 4 Re-appoint Mr. D. M. Sukthankar as a For For Management Director, who retires by rotation 5 Re-appoint Mr. N. M. Munjee as a For For Management Director, who retires by rotation 6 Re-appoint Messrs Deloitte Haskins & For For Management Sells, Chartered Accountants, having Registration No. 117366W issued by the Institute of Chartered Accountants of India, as the Auditors of the Corporation, to hold office as such from the conclusion of this meeting un CONT CONTD authorize the Board of Directors None Did not vote Management of the Corporation, pursuant to the-provisions of Section 228(1) and other applicable provisions, if any, of the-Companies Act, 1956, to appoint Messrs Deloitte Haskins & Sells, Chartered-Accountants as Branch Audito 7 Re-appoint Messrs PKF, Chartered For For Management Accountants, having Registration No. 10 issued by the Ministry of Economy, U.A.E., pursuant to the provisions of Section 228(1) and other applicable provisions, if any, of the Companies Act, 1956, as Branch Auditors of the 8 Appointment of Mr. Deepak S. Parekh as For For Management a Director of the Corporation, in respect of whom the Corporation has received notices in writing along with a deposit of INR 500 each from some Members proposing him as a candidate for the office of Director under t 9 Approve the Members of the Corporation, For For Management pursuant to the provisions of Sections 198, 269 read with Schedule XIII, 309, 310, 311 and other applicable provisions, if any, of the Companies Act, 1956, including any amendment, modification, variation or re- ena CONT CONTD hereinafter referred to as the None Did not vote Management Board which term shall be deemed to-include the Compensation Committee of Directors to determine their salary,-from time to time, within the said salary range; authorize the Board to do-all such acts, deeds, matters 10 Approve the Members of the Corporation, For For Management pursuant to the provisions of Sections 198, 269 read with Schedule XIII, 309, 310, 311 and other applicable provisions, if any, of the Companies Act, 1956, including any amendment, modification, variation or re- ena CONT CONTD including authority, from time None Did not vote Management to time, to determine the amount of-salary and commission as also the type and amount of perquisites, other-benefits and allowances payable to Ms. Renu Sud Karnad , in such manner as-may be agreed to between the Board CONT CONTD other benefits and allowances None Did not vote Management shall not, without the approval of the-Central Government if required , exceed the limits prescribed under Schedule-XIII and other applicable provisions of the Companies Act, 1956, or any-amendment, modification, varia 11 Appointment of Mr. V. Srinivasa Rangan For For Management as a Director of the Corporation, in respect of whom the Corporation has received a notice in writing along with a deposit of INR 500 from a Member proposing him as a candidate for the office of Director under the pr CONT CONTD as specified, which agreement is None Did not vote Management hereby specifically approved and-sanctioned with authority to the Board of Directors of the Corporation-hereinafter referred to as the Board which term shall be deemed to include-the Compensation Committee of Directo CONT CONTD during the term of office of Mr. None Did not vote Management V. Srinivasa Rangan, the remuneration-payable to him by way of salary, commission, perquisites, other benefits and-allowances shall not, without the approval of the Central Government if-required , exceed the limits 12 Approve, pursuant to the provisions of For For Management Section 94 and other applicable provisions, if any, of the Companies Act, 1956, including any amendment, modification, variation or re-enactment thereof and the provisions of the Articles of Association of the Corpor CONT CONTD matters and things including None Did not vote Management issue of fresh share certificates of the-nominal face value of INR 2 per equity share and execute all such agreements,-documents, instruments and writings as may be required in the said-connection, with power to settle a 13 Approve, on the resolution for For For Management sub-division of the nominal face value of equity shares being duly passed and becoming effective as stated in the resolution as specified, the existing Clause V of the Memorandum of Association of the Corporation be deleted S.14 Approve, on the resolution for For For Management sub-division of the nominal face value of equity shares being duly passed and becoming effective as stated in the resolution as specified and pursuant to the provisions of Section 31 and other applicable provisions, if any, -------------------------------------------------------------------------------- HOYA CORPORATION Ticker: Security ID: J22848105 Meeting Date: JUN 21, 2011 Meeting Type: Annual General Meeting Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Appoint a Director For For Management 1.2 Appoint a Director For For Management 1.3 Appoint a Director For For Management 1.4 Appoint a Director For For Management 1.5 Appoint a Director For For Management 1.6 Appoint a Director For For Management 1.7 Appoint a Director For For Management 1.8 Appoint a Director For For Management 2. Approve Issuance of Share Acquisition For For Management Rights as Stock Options 3. Shareholders' Proposals: Partial Against Against Shareholder amendment to the Articles of Incorporation (Review of the size of the Board of Directors) 4. Shareholders' Proposals: Partial Against For Shareholder amendment to the Articles of Incorporation (Individual disclosure of remunerations to Directors and the Executive Officers) 5. Shareholders' Proposals: Partial Against For Shareholder amendment to the Articles of Incorporation (Prior notice and disclosure of sales of shares by Directors, Executive Officers and their families) 6. Shareholders' Proposals: Partial Against For Shareholder amendment to the Articles of Incorporation (Prohibition against hedging by stock option holders) 7. Shareholders' Proposals: Partial Against Against Shareholder amendment to the Articles of Incorporation (Increase in the number of Executive Officers) 8. Shareholders' Proposals: Partial Against Against Shareholder amendment to the Articles of Incorporation (Separation of roles of Chairman of the Board and CEO) 9. Shareholders' Proposals: Partial Against For Shareholder amendment to the Articles of Incorporation (Prohibition to treat a blank vote as approval if it is the Company's proposal and disapproval if it is a shareholder's proposal) 10. Shareholders' Proposals: Partial Against Against Shareholder amendment to the Articles of Incorporation (Disclosure obligations concerning exercise of shareholders' right to make proposals, etc.) 11. Shareholders' Proposals: Partial Against For Shareholder amendment to the Articles of Incorporation (Establishment of a contact point within the Audit Committee for whistle-blowing) 12. Shareholders' Proposals: Partial Against Against Shareholder amendment to the Articles of Incorporation (Preparation of a succession plan for the CEO) 13. Shareholders' Proposals: Partial Against Against Shareholder amendment to the Articles of Incorporation (Disclosure of academic background of the Directors and the Executive Officers) 14. Shareholders' Proposals: Partial Against Against Shareholder amendment to the Articles of Incorporation (Criteria for selection of candidates for Directors by the Nomination Committee) 15. Shareholders' Proposals: Partial Against Against Shareholder amendment to the Articles of Incorporation (Disclosure of time pledged by Directors) 16. Shareholders' Proposals: Partial Against Against Shareholder amendment to the Articles of Incorporation (Preparation of Code of Ethics by the Board of Directors) 17. Shareholders' Proposals: Partial Against Against Shareholder amendment to the Articles of Incorporation (Provision for fiduciary responsibility and indemnity liability) 18. Shareholders' Proposals: Partial Against Against Shareholder amendment to the Articles of Incorporation (Provision for the Board of Directors' contact with senior management) 19. Shareholders' Proposals: Partial Against Against Shareholder amendment to the Articles of Incorporation (Allocation of committee budget that may be used without approval of the Executive Officers) 20. Shareholders' Proposals: Partial Against Against Shareholder amendment to the Articles of Incorporation (Employment of legal advisor to the Board of Directors) 21. Shareholders' Proposals: Partial Against Against Shareholder amendment to the Articles of Incorporation 22. Shareholders' Proposals: Partial Against Against Shareholder amendment to the Articles of Incorporation -------------------------------------------------------------------------------- IMPALA PLATINUM HOLDINGS LTD Ticker: Security ID: S37840113 Meeting Date: OCT 19, 2010 Meeting Type: Annual General Meeting Record Date: OCT 18, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Receive the financial statements and For For Management statutory reports for the YE 30 JUN 2010 2 Appointment of PricewaterhouseCoopers For For Management Inc as the Auditors of the Company and Jean Pierre van Staden as the Designated Partner 3.1 Re-elect Michael McMahon as Director For For Management 3.2 Election of Paul Dunne as a Director For For Management 3.3 Election of Terence Goodlace as a For For Management Director 3.4 Election of Mpueleng Pooe as a Director For For Management 4 Approve the remuneration of the For For Management Directors 5.O.1 Approve to place the authorised but For For Management unissued shares under the control of the Directors 6.S.1 Grant authority for the repurchase of For For Management up to 10% of the issued share capital -------------------------------------------------------------------------------- INDUSTRIA DE DISENO TEXTIL INDITEX SA Ticker: Security ID: E6282J109 Meeting Date: JUL 13, 2010 Meeting Type: Ordinary General Meeting Record Date: JUL 08, 2010 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE IN THE EVENT THE MEETING None Did not vote Management DOES NOT REACH QUORUM, THERE WILL BE A-SECOND CALL ON 14 JUL 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. THANK YOU. 1 Approve the annual accounts Balance For For Management sheet of Situation, Account of Losses and Earnings, State of Changes in the Clear Heritage, State of Flows of Cash and Memory and Management report of Industry of Design Textile, Joint-stock company Inditex, S.A. cor 2 Approve the annual accounts Balance For For Management sheet of Situation, Account of Losses and Earnings, State of the Global Result, State of Changes in the Clear Heritage Been of Flows of Cash and Memory and report of Management of the group consolidated Group Inditex 3 Approve the result and distribution of For For Management dividends 4.A Re-elect Mr. Amancio Ortega Gaona to For For Management the Board of Directors, with the qualification of Executive Counselor 4.B Re-elect Mr. Pablo Isla Alvarez De For For Management Tejera to the Board of Directors, with the qualification of Executive Counselor 4.C Re-elect Mr. Juan Manuel Urgoiti Lopez For For Management De Ocana to the Board of Directors, with the qualification of Executive Counselor 5.A Appointment of Mr. Nils Smedegaard For For Management Andersen as an Counselor, with the qualification of External Independent Counselor 5.B Appointment of Mr. Emilio Saracho For For Management Rodriguez De Torres as an Counselor, with the qualification of External Independent Counselor 6 Amend the Social By-Laws: Articles 12, For For Management 21, 31 and 32 as specified 7 Amend the regulation of general For For Management meeting: Article 15 (Celebration of the General Meeting) 8 Re-elect the Account Auditors For For Management 9 Authorize the Board of Directors for For For Management the derivative acquisition of own actions 10 Grant powers for execution of For For Management Agreements -------------------------------------------------------------------------------- JAMES HARDIE INDUSTRIES SE, DUBLIN Ticker: Security ID: N4723D104 Meeting Date: AUG 12, 2010 Meeting Type: Annual General Meeting Record Date: AUG 10, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive and adopt the Dutch annual For For Management accounts and annual report of the Company for the YE 31 MAR 2010 be published in English language 2. Adopt the remuneration report of the For Against Management Company for the YE 31 MAR 2010 3.a Re-elect Mr. David Harrison as a For For Management Director, who retires by rotation in accordance with the Articles of Association 3.b Re-elect Mr. Donald McGauchie as a For For Management Director, who retires by rotation in accordance with the Articles of Association 3.c Election of Mr. David Dilger as a For For Management Director, who retires in accordance with the Articles of Association 4. Authorize the Board of Directors to fix For For Management the remuneration of the External Auditors for the FYE 31 MAR 2011 5. Approve that the award to the Company's For For Management Chief Executive Officer, Mr. Louis Gries, of up to a maximum of 841,619 Executive Incentive Program Restricted Stock Units [Executive Incentive Program RSUs], and his acquisition of executive Incentive Program RSUs 6. Approve that the award to the Company's For Against Management Chief Executive Officer, Mr. Louis Gries, of up to a maximum of 730,707 Relative TSR Restricted Stock Units (Relative TSR RSUs), and his acquisition of Relative RSR RSUs and shares up to that stated maximum, for all -------------------------------------------------------------------------------- JAPAN TOBACCO INC. Ticker: Security ID: J27869106 Meeting Date: JUN 24, 2011 Meeting Type: Annual General Meeting Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Appropriation of Retained For For Management Earnings 2. Amend Articles to: Adopt Reduction of For For Management Liability System for All Directors and All Auditors 3.1 Appoint a Corporate Auditor For Against Management 3.2 Appoint a Corporate Auditor For For Management 3.3 Appoint a Corporate Auditor For For Management 3.4 Appoint a Corporate Auditor For For Management -------------------------------------------------------------------------------- KYOCERA CORPORATION Ticker: Security ID: J37479110 Meeting Date: JUN 28, 2011 Meeting Type: Annual General Meeting Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Appropriation of Retained For For Management Earnings 2.1 Appoint a Director For For Management 2.2 Appoint a Director For For Management 2.3 Appoint a Director For For Management 2.4 Appoint a Director For For Management 2.5 Appoint a Director For For Management 2.6 Appoint a Director For For Management 2.7 Appoint a Director For For Management 2.8 Appoint a Director For For Management 2.9 Appoint a Director For For Management 2.10 Appoint a Director For For Management 2.11 Appoint a Director For For Management 2.12 Appoint a Director For For Management 3. Appoint a Corporate Auditor For For Management -------------------------------------------------------------------------------- L'OREAL S.A., PARIS Ticker: Security ID: F58149133 Meeting Date: APR 22, 2011 Meeting Type: MIX Record Date: APR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE IN THE FRENCH MARKET THAT None Did not vote Management THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE. CMMT French Resident Shareowners must None Did not vote Management complete, sign and forward the Proxy Card-directly to the sub custodian. Please contact your Client Service-Representative to obtain the necessary card, account details and directions.-The following applies to Non- Residen O.1 Approval of the corporate financial For For Management statements for the financial year 2010 O.2 Approval of the consolidated financial For For Management statements for the financial year 2010 O.3 Allocation of income for the financial For For Management year 2010 and setting the dividend O.4 Renewal of Mrs. Liliane Bettencourt's For For Management term as Board member O.5 Renewal of Mrs. Annette Roux's term as For For Management Board member O.6 Renewal of Mr. Charles-Henri Filippi's For For Management term as Board member O.7 Setting the amount of attendance For For Management allowances O.8 Authorization for the Company to For For Management repurchase its own shares E.9 Delegation of authority granted to the For For Management Board of Directors to increase capital either by issuing ordinary shares with preferential subscription rights, or by incorporation of premiums, reserves, profits or other amounts E.10 Authorization granted to the Board of For For Management Directors to grant options of share purchase/subscription of the company L'Oreal to employees and corporate officers E.11 Authorization granted to the Board of For For Management Directors to carry out the allocation of free shares existing or to be issued to employees and corporate officers E.12 Delegation of authority granted to the For For Management Board of Directors to allow the completion of the capital increase reserved for employees E.13 Powers for the formalities For For Management CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO CHANGE IN MEETING TIME AND RECEIPT-OF URL LINK. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS-PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. CMMT PLEASE NOTE THAT IMPORTANT ADDITIONAL None Did not vote Management MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: https://balo.journal- officiel.gouv.fr/pdf/2011/-0401/2011040 11100874.pdf -------------------------------------------------------------------------------- LI & FUNG LTD Ticker: Security ID: G5485F144 Meeting Date: SEP 13, 2010 Meeting Type: Special General Meeting Record Date: SEP 10, 2010 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTION "1". THANK YOU. CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20100826/LTN2 0100826449.pdf 1 Approve the Scheme and the Option Offer For For Management both as defined in the notice convening the SGM -------------------------------------------------------------------------------- LI & FUNG LTD Ticker: Security ID: G5485F144 Meeting Date: MAY 18, 2011 Meeting Type: Annual General Meeting Record Date: MAY 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110411/LTN2 0110411558.pdf CMMT COMMENT HAS BEEN REMOVED-ONLY FOR ALL None Did not vote Management RESOLUTIONS. THANK YOU. 1 To receive and adopt the Audited For For Management Consolidated Accounts and Reports of the Directors and the Auditors for the year ended 31 December 2010 2 To declare a final dividend of 52 HK For For Management cents per share 3.a To re-elect Dr William Fung Kwok Lun as For For Management Director 3.b To re-elect Mr Allan Wong Chi Yun as For For Management Director 3.c To re-elect Mr Benedict Chang Yew Teck For For Management as Director 4 To fix the Director's fees and For For Management additional remuneration to Non- executive Directors who serve on the board committees 5 To re-appoint PricewaterhouseCoopers as For For Management Auditors and to authorise the Directors to fix their remuneration 6 To give a general mandate to the For For Management Directors to repurchase the Company's shares up to 10% 7 To give a general mandate to the For For Management Directors to issue new shares up to 20% or in the case of issue of new shares solely for cash and unrelated to any asset acquisition, up to 10% 8 To authorise the Directors to issue the For For Management shares repurchased by the Company 9 To approve the Share Subdivision For For Management CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF ACTUAL RECORD DATE AND R-EMOVAL OF FOR AND AGAINST COMMENT. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLE-ASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INS- TRUCTIONS. THANK -------------------------------------------------------------------------------- LLOYDS BANKING GROUP PLC Ticker: Security ID: G5542W106 Meeting Date: MAY 18, 2011 Meeting Type: Annual General Meeting Record Date: MAY 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Receive the reports and accounts For For Management 2 Approval of the directors' remuneration For For Management report 3 Election of Ms. A M Frew For For Management 4 Election if Mr. a Horto-Osorio For For Management 5 Re-election of Sir Winfried Bischoff For For Management 6 Re-election of Sir Julian Horn-Smith For For Management 7 Re-election of Lord Leitch For For Management 8 Re-election of Mr. G R M Moreno For For Management 9 Re-election Mr. D L Roberts For For Management 10 Re-election of Mr. T J Ryan, Jr. For For Management 11 Re-election of Mr. M A Sicluna For For Management 12 Re-election of Mr. G T Tate For For Management 13 Re-election of Mr. T J W Tookey For For Management 14 Re-election of Mr. A Watson For For Management 15 Re-appointment of the auditors: For For Management PricewaterhouseCoopers LLP 16 Authority to set the remuneration of For For Management the auditors 17 Directors' authority to allot shares For Against Management 18 Approval of the Lloyds Banking Group For For Management Deferred Bonus Plan 2008 19 Limited disapplication of pre-emption For For Management rights 20 Authority for the company to purchase For For Management its ordinary shares 21 Authority for the company to purchase For For Management its existing preference shares 22 Notice period for general meeting For For Management -------------------------------------------------------------------------------- MEGGITT PLC Ticker: Security ID: G59640105 Meeting Date: APR 20, 2011 Meeting Type: Annual General Meeting Record Date: APR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 To receive the Company's annual For For Management accounts for the financial year ended 31 December 2010, together with the reports of the directors and the auditors thereon (the "Annual Report and Accounts") 2 To approve the remuneration report for For For Management the financial year ended 31 December 2010 contained in the Annual Report and Accounts 3 To consider the recommendation of the For For Management directors as to a final dividend for the year ended 31 December 2010 of 6.35 pence for each ordinary share in the Company and, if thought fit, to declare a dividend accordingly 4 To re-elect as a director of the For For Management Company Mr Stephen Young retiring by rotation in accordance with Article 72 of the Company's Articles of Association 5 To re-elect as a director of the For For Management Company Mr Philip Green retiring by rotation in accordance with Article 72 of the Company's Articles of Association 6 To re-elect as a director of the For For Management Company Mr David Robins retiring by rotation in accordance with Article 72 of the Company's Articles of Association and in compliance with Section A.7.2 of the Combined Code on Corporate Governance (2008) as he will have s 7 To elect as a director of the Company For For Management Mr Paul Heiden retiring in accordance with Article 68 of the Company's Articles of Association 8 To reappoint PricewaterhouseCoopers LLP For For Management as auditors of the Company to hold office from the conclusion of this meeting until the conclusion of the next general meeting at which accounts are laid before the Company 9 To authorise the directors to set the For For Management fees paid to the auditors 10 That, in substitution for all existing For Against Management authorities, the directors be generally and unconditionally authorised in accordance with section 551 of the Companies Act 2006, to exercise all the powers of the Company to allot: (A) shares (as defined in section 5 CONT CONTD issue: (i) to ordinary None Did not vote Management shareholders in proportion (as nearly as may be-practicable) to their existing holdings; and (ii) to holders of other equity-securities as required by the rights of those securities or, subject to such-rights, as the directors CONT CONTD and enter into agreements before None Did not vote Management the authority expires which would, or-might, require relevant securities to be allotted after the authority expires-and the directors may allot relevant securities under any such offer or-agreement as if the authorit 11 That, in substitution for all existing For For Management powers and subject to the passing of Resolution 10, the directors be generally empowered (in accordance with section 570 of the Companies Act 2006) to allot equity securities (as defined in section 560 of the Compani CONT CONTD connection with an offer by way None Did not vote Management of a rights issue only): (i) to-ordinary shareholders in proportion (as nearly as may be practicable) to-their existing holdings; and (ii) to holders of other equity securities, as-required by the rights of those secu CONT CONTD by virtue of section 560(3) of None Did not vote Management the Companies Act 2006 (in each case-otherwise than in the circumstances set out in paragraph (A) of this-Resolution 11) up to a nominal amount of GBP1,919,710, such power to apply-until the end of the Company's next a 12 That the Company and its subsidiaries For For Management be and are hereby authorised for the purposes of section 366 of the Companies Act 2006 to: (A) make political donations to political parties or independent election candidates (as such terms are defined in section 363 CONT CONTD of this resolution or, if sooner, None Did not vote Management the conclusion of the next annual-general meeting of the Company, provided that the maximum amounts referred to-in (A), (B) and (C) may comprise sums in different currencies which shall be-converted at such rate as 13 That in accordance with Article 83 of For For Management the Company's Articles of Association, the maximum aggregate amount of fees the Company may pay to the directors for their services as directors be increased to GBP500,000 per annum 14 That a general meeting other than an For For Management annual general meeting may be called on not less than 14 clear days' notice 15 That the Meggitt Equity Participation For For Management Plan 2005 (the "EPP" ) be hereby amended as set out in the proposed new rules of the EPP produced to the meeting and initialled by the Chairman for the purposes of identification -------------------------------------------------------------------------------- NINTENDO CO.,LTD. Ticker: Security ID: J51699106 Meeting Date: JUN 29, 2011 Meeting Type: Annual General Meeting Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Appropriation of Retained For For Management Earnings 2.1 Appoint a Director For For Management 2.2 Appoint a Director For For Management 2.3 Appoint a Director For For Management 2.4 Appoint a Director For For Management 2.5 Appoint a Director For For Management 2.6 Appoint a Director For For Management 2.7 Appoint a Director For For Management 2.8 Appoint a Director For For Management 2.9 Appoint a Director For For Management 2.10 Appoint a Director For For Management 3.1 Appoint a Corporate Auditor For For Management 3.2 Appoint a Corporate Auditor For For Management 3.3 Appoint a Corporate Auditor For For Management -------------------------------------------------------------------------------- NOVO-NORDISK A S Ticker: Security ID: K7314N152 Meeting Date: MAR 23, 2011 Meeting Type: Annual General Meeting Record Date: MAR 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT IF THE CHAIRMAN OF THE None Did not vote Management BOARD OR A BOARD MEMBER IS APPOINTED-AS PROXY, WHICH IS OFTEN THE CASE, CLIENTS CAN ONLY EXPECT THEM TO ACCEPT-PRO-MANAGEMENT VOTES. THE ONLY WAY TO GUARANTEE THAT ABSTAIN AND/OR AGAINST-VOTES ARE REPRESENTED AT THE CMMT PLEASE BE ADVISED THAT SOME OF None Did not vote Management SUBCUSTODIANS IN DENMARK REQUIRE THE SHARES TO-BE REGISTERED IN SEGREGATED ACCOUNTS BY REGISTRATION DEADLINE IN ORDER TO-PROVIDE VOTING SERVICE. PLEASE CONTACT YOUR GLOBAL CUSTODIAN TO FIND OUT IF-THIS REQUIREMENT APPLIES TO CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE 2 Adoption of the audited Annual Report For For Management 2010 3.1 Approval of remuneration of the Board For For Management of Directors for 2010 3.2 Approval of remuneration level of the For For Management Board of Directors for 2011 4 A resolution to distribute the profit For For Management 5.1.a Election of Sten Scheibye as a member For For Management to the Board of Directors 5.1.b Election of Goran A Ando as a member to For For Management the Board of Directors 5.1.c Election of Bruno Angelici as a member For For Management to the Board of Directors 5.1.d Election of Henrik Gurtler as a member For For Management to the Board of Directors 5.1.e Election of Thomas Paul Koestler as a For For Management member to the Board of Directors 5.1.f Election of Kurt Anker Nielsen as a For For Management member to the Board of Directors 5.1.g Election of Hannu Ryopponen as a member For For Management to the Board of Directors 5.1.h Election of Jorgen Wedel as a member to For For Management the Board of Directors 5.2 The Board of Directors proposes For For Management election of Sten Scheibye as chairman 5.3 The Board of Directors proposes For For Management election of Goran A Ando as vice chairman 6 Re-appointment of For For Management PricewaterhouseCoopers as auditor 7.1 Reduction of the Company's B share For For Management capital from DKK 492,512,800 to DKK 472,512,800 7.2 Authorisation of the Board of Directors For For Management to acquire own shares up to a holding limit of 10% of the share capital 7.3.1 Amendments to the Articles of For For Management Asociation: Article 2 (deletion of article regarding location of registered office) 7.3.2 Amendments to the Articles of For For Management Asociation: Article 7.5 (new article 6.5) (removal of the requirement to advertise the notice calling a general meeting in two daily newspapers) 7.3.3 Amendments to the Articles of For For Management Asociation: Article 11.2 (new article 10.2) (introduction of age limit for nomination of candidates to the Board of Directors) 7.4 Adoption of Remuneration Principles and For For Management consequential amendment of article 15 (new article 14) -------------------------------------------------------------------------------- NOVOZYMES A/S Ticker: Security ID: K7317J117 Meeting Date: MAR 02, 2011 Meeting Type: Annual General Meeting Record Date: FEB 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE CMMT PLEASE NOTE THAT IF THE CHAIRMAN OF THE None Did not vote Management BOARD OR A BOARD MEMBER IS APPOINTED-AS PROXY, WHICH IS OFTEN THE CASE, CLIENTS CAN ONLY EXPECT THEM TO ACCEPT-PRO-MANAGEMENT VOTES. THE ONLY WAY TO GUARANTEE THAT ABSTAIN AND/OR AGAINST-VOTES ARE REPRESENTED AT THE CMMT PLEASE BE ADVISED THAT SOME OF None Did not vote Management SUBCUSTODIANS IN DENMARK REQUIRE THE SHARES TO-BE REGISTERED IN SEGREGATED ACCOUNTS BY REGISTRATION DEADLINE IN ORDER TO-PROVIDE VOTING SERVICE. PLEASE CONTACT YOUR GLOBAL CUSTODIAN TO FIND OUT IF-THIS REQUIREMENT APPLIES TO CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'ABSTAIN'-ONLY FOR RESOLUTION NUMBERS "6, 7 AND 8.A TO 8.E". THANK YOU. 1 Report of the Board of Directors None Did not vote Management 2 Approval of the annual report 2010 For For Management 3 Distribution of profit For For Management 4 Approval of general guidelines for For For Management remuneration of the Board and Executive Management 5 Approval of remuneration of the Board For For Management 6 Election of Chairman: Henrik Gurtler For For Management 7 Election of Vice Chairman: Kurt Anker For For Management Nielsen CMMT PLEASE NOTE THAT CUMULATIVE VOTING None Did not vote Management APPLIES TO THIS RESOLUTION REGARDING THE-ELECTION OF DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN REMOVED FOR THIS-MEETING. PLEASE NOTE THAT ONLY A VOTE "FOR" THE DIRECTOR WILL BE CUMULATED.-PLEASE CONTACT YOUR CLIENT SERV 8.a Election of the Board of Director: Paul For For Management Petter Aas 8.b Election of the Board of Director: For For Management Mathias Uhlen 8.c Election of the Board of Director: Lena For For Management Olving 8.d Election of the Board of Director: For For Management Jorgen Buhl Rasmussen 8.e Election of the Board of Director: For For Management Agnete Raaschou-Nielsen 9 Re-election of PwC as a Auditor For For Management 10.a Proposal from the Board of Directors: For For Management Deletion of article 2 (Registered office) 10.b Proposal from the Board of Directors: For For Management Article 13.2 (Retirement age for board members) 10.c Proposal from the Board of Directors: For For Management Authorization to purchase treasury stock 10.d Proposal from the Board of Directors: For For Management Authorization to meeting chairman -------------------------------------------------------------------------------- OGX PETROLEO E GAS PARTICIPACOES S A Ticker: Security ID: P7356Y103 Meeting Date: SEP 28, 2010 Meeting Type: ExtraOrdinary General Meeting Record Date: SEP 24, 2010 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND None Did not vote Management 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU 1 Approve the vote to be cast by the For For Management Company, in a meeting of owners of the subsidiary Ogx Petroleo E Gas Ltda. from here onwards Ogx Ltda. relative to the decision for the spinoff of Ogx Ltda from here onwards the spinoff, with the transfer of a portion of 2 Election of Eduardo Karrer, Luiz For For Management Eduardo Guimaraes Carneiro and Paulo Monteiro Barbosa Filho to the vacant positions on the Board of Directors of the Company 3 Amendment of Article 5 of the Corporate For Against Management Bylaws of the Company, bearing in mind the exercise of the right to subscribe to shares resulting from the stock option program for common shares issued by the Company, which was approved at the EGM held on 30 APR 2 4 Amend the Article 14 of the Corporate For For Management Bylaws of the Company and their later consolidation in such a way as to adapt the names and duties of the Executive Committee of the Company to its current composition 5 Approve the extension of the stock For Against Management option program for common shares issued by the Company, in accordance with the terms of Article 168, paragraph 3, of law number 6404.76, until 31 DEC 2015 -------------------------------------------------------------------------------- OGX PETROLEO E GAS PARTICIPACOES S A Ticker: Security ID: P7356Y103 Meeting Date: APR 27, 2011 Meeting Type: Annual General Meeting Record Date: APR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE CMMT PLEASE NOTE THAT SHAREHOLDERS None Did not vote Management SUBMITTING A VOTE TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE'S NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR AGAINST OF THE DEF CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND None Did not vote Management 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU I To examine, discuss and approve the For For Management financial statements and independent auditors report relating to the fiscal year that ended on December 31, 2010 II Destination of the year end results of For For Management 2010 III To elect and to re-elect the members of For For Management the board of directors IV To set the global remuneration of the For For Management directors -------------------------------------------------------------------------------- OGX PETROLEO E GAS PARTICIPACOES S A Ticker: Security ID: P7356Y103 Meeting Date: APR 27, 2011 Meeting Type: ExtraOrdinary General Meeting Record Date: APR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE CMMT PLEASE NOTE THAT VOTES 'IN FAVOR' AND None Did not vote Management 'AGAINST' IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN- ARE ALLOWED. THANK YOU 1 To amend article 5 of the corporate For For Management bylaws of the company and its later consolidation, bearing in mind recent issuances of shares by the management resulting from the exercise of a share subscription options granted by the company to its workers within th -------------------------------------------------------------------------------- ORIFLAME COSMETICS SA, LUXEMBOURG Ticker: Security ID: L7272A100 Meeting Date: MAY 19, 2011 Meeting Type: ExtraOrdinary General Meeting Record Date: MAY 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE CMMT MARKET RULES REQUIRE DISCLOSURE OF None Did not vote Management BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR CLIENT SERVICE R CMMT PLEASE NOTE THAT NOT ALL SUB CUSTODIANS None Did not vote Management IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU CMMT THE ANNUAL GENERAL MEETING ("AGM") OF None Did not vote Management ORIFLAME COSMETICS S.A. (THE "COMPANY")-IN RELATION TO ITEMS 1 TO 13 OF THE AGENDA BELOW WILL BE HELD AT THE OFFICES-OF THE COMPANY AT 24 AVENUE EMILE REUTER, L-2420 LUXEMBOURG ON 19 MAY 2011 AT-11 A.M. THE EXTRAORDIN 14 Approval of proposal for authorization For No Action Management to the Board of Directors to issue shares under a new share incentive plan excluding the pre- emption right by issue of up to 2,700,000 shares to the Participants under such incentive plan and in the event that the s 15 Deletion of Article 5 of the articles For No Action Management of association of the Company and replacing it with the following: The share capital of the Company is fixed at seventy one million two hundred and twenty five thousand two hundred and eighty three EURO and seventy fi CONT CONTD plan and to exclude the None Did not vote Management pre-emption rights of existing shareholders by-the issue of up to 2,100,000 shares under such plan, and for a period ending-five years after 19 May 2011 to persons exercising their rights under the-2011 share incentive plan a CONT CONTD The realisation of the authorised None Did not vote Management capital will take place by the-creation and the issue of new shares of no nominal value and which will-benefit from the same rights as shares previously issued 16 Any other business For No Action Management -------------------------------------------------------------------------------- ORIFLAME COSMETICS SA, LUXEMBOURG Ticker: Security ID: L7272A100 Meeting Date: MAY 19, 2011 Meeting Type: Annual General Meeting Record Date: MAY 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT NOT ALL SUB CUSTODIANS None Did not vote Management IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU CMMT MARKET RULES REQUIRE DISCLOSURE OF None Did not vote Management BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR CLIENT SERVICE R CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE CMMT PLEASE NOTE THAT SEB WILL NOT ARRANGE None Did not vote Management WITH A REPRESENTATIVE FOR THIS GMS-UNLESS SPECIFICALLY INSTRUCTED AND AGREED UPON NO LATER THAN ON THE SEB-DEADLINE. THE COST INCURRED WILL BE FORWARDED TO THE CLIENT. THANK YOU. 1 Approval of the Nomination Committee's For No Action Management proposal that Pontus Andreasson be chairman of the AGM and EGM 2 Reading of the Directors report on None Did not vote Management conflicting interests 3 Approval of the reports of the Board of For No Action Management Directors of the Company and of the independent auditor ("reviseur d'entreprises") relating to the accounts of the Company as at 31 December 2010 4 Approval of the balance sheet and of For No Action Management the profit and loss statement of the Company as at 31 December 2010 and of the consolidated accounts as at 31 December 2010 5 Allocation of results for the financial For No Action Management year ending 31 December 2010 as follows: Profit for the financial year 2010 to be carried forward 6 Approval of dividend distribution of For No Action Management EUR 1.50 (or the Swedish Krona equivalent per Swedish Depository Receipt) per share to be paid in cash out of the profits of the Company 7 Presentation of the work of the Board, None Did not vote Management the Board Committees and the-Nomination Committee 8.i Discharge to the Directors in respect For No Action Management of the carrying out of their duties during the financial year ending 31 December 2010 8.ii Discharge to the independent auditor For No Action Management ("reviseur d'entreprises") in respect of the carrying out of their duties during the financial year ending 31 December 2010 9.i.1 Statutory elections including the For No Action Management election of Director of the Board: Magnus Brannstrom 9.i.2 Statutory elections including the For No Action Management election of Director of the Board: Anders Dahlvig 9.i.3 Statutory elections including the For No Action Management election of Director of the Board: Marie Ehrling 9.i.4 Statutory elections including the For No Action Management election of Director of the Board: Lilian Fossum Biner 9.i.5 Statutory elections including the For No Action Management election of Director of the Board: Alexander af Jochnick 9.i.6 Statutory elections including the For No Action Management election of Director of the Board: Jonas af Jochnick 9.i.7 Statutory elections including the For No Action Management election of Director of the Board: Robert af Jochnick 9.i.8 Statutory elections including the For No Action Management election of Director of the Board: Helle Kruse Nielsen 9.i.9 Statutory elections including the For No Action Management election of Director of the Board: Christian Salamon 9.ii Statutory elections including the For No Action Management election of the Chairman of the Board: Robert af Jochnick 9.iii Statutory elections including the For No Action Management election of Independent Auditor ("reviseur d'entreprises") KPMG Audit S.a r.l 10 Approval of the Board of Director's For No Action Management proposal that the Company shall continue to have a Nomination Committee and approval of proposed procedure for appointment of the members of the Nomination Committee 11 Approval of Directors' and Committee For No Action Management fees to be allocated as follows: EUR 62,500 to the Chairman of the Board, EUR 27,500 to each respective remaining non-executive director, EUR 10,000 to each member of the Audit Committee and EUR 5,000 to each member of 12 Approval of principles of remuneration For No Action Management to members of the Company's top management 13 Information relating to the cost None Did not vote Management calculation of the Oriflame Share Incentive-Plan allocations -------------------------------------------------------------------------------- PETROLEO BRASILEIRO S.A. - PETROBRAS Ticker: PBRA Security ID: 71654V101 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor O4 ELECTION OF MEMBERS TO THE BOARD OF For For Management DIRECTORS O6 ELECTION OF MEMBERS TO THE FISCAL BOARD For For Management AND THEIR RESPECTIVE SUBSTITUTES -------------------------------------------------------------------------------- PORSCHE AUTOMOBIL HOLDING SE, STUTTGART Ticker: Security ID: D6240C122 Meeting Date: NOV 30, 2010 Meeting Type: Annual General Meeting Record Date: NOV 08, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive Financial Statements and None Did not vote Management Statutory Reports for Fiscal 2009/2010 2. Approve Allocation of Income and None Did not vote Management Dividends of EUR 0.094 per Ordinary Share and-EUR 0.10 per Preferred Share 3. Approve Discharge of Management Board None Did not vote Management for Fiscal 2009/2010 4. Approve Discharge of Supervisory Board None Did not vote Management for Fiscal 2009/2010 5. Ratify Ernst & Young GmbH as Auditors None Did not vote Management for the Abbreviated Fiscal Year Aug. 1,-2010 to Dec. 31, 2010 6. Approve EUR 2.5 Billion Increase in None Did not vote Management Share Capital via the Issuance of New Ordi-nary and Preferred Shares 7. Special resolution of the preferred For For Management share-holders: Confirm Resolution of Common Shareholders in Item 6 8. Approve Issuance of Warrants/Bonds with None Did not vote Management Warrants Attached/Convertible Bonds wi-th Partial Exclusion of Preemptive Rights up to Aggregate Nominal Amount of EU-R 2.5 Billion 9. Special resolution of the preferred For For Management shareholders: Confirm Resolution of Common Shareholders in Item 8 10. Approve Creation of EUR 87.5 Million None Did not vote Management Pool of Capital with Partial Exclusion of-Preemptive Rights 11. Special resolution of the preferred For For Management share-holders: Confirm Resolution of Common Shareholders in Item 10 12. Approve Creation of EUR 87.5 Million None Did not vote Management Pool of Capital without Preemptive Rights 13. Special resolution of the preferred For For Management shareholders: Confirm Resolution of Common Shareholders in Item 12 -------------------------------------------------------------------------------- PORTS DESIGN LTD Ticker: Security ID: G71848124 Meeting Date: MAY 27, 2011 Meeting Type: Annual General Meeting Record Date: MAY 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110426/LTN2 0110426762.pdf CMMT PLEASE NOTE THAT SHAREHOLDERS ARE None Did not vote Management ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR ALL RESOLUTIONS. THANK YOU 1 To receive and consider the audited For For Management financial statements and the reports of the directors and the auditors for the year ended 31 December 2010 2 To declare a final cash dividend of RMB For For Management 0.24 per share for the year ended 31 December 2010 3 To re-appoint KPMG as auditors and For For Management authorise the board of directors to fix their remuneration 4A.i To re-elect the retiring Director: Mr. For For Management Han Kiat Edward Tan 4A.ii To re-elect the retiring Director: Mr. For For Management Kai Tai Alfred Chan 4Aiii To re-elect the retiring Director: Mr. For For Management Pierre Frank Bourque 4A.iv To re-elect the retiring Director: Ms. For For Management Julie Ann Enfield 4A.v To re-elect the retiring Director: Mr. For For Management Rodney Ray Cone 4A.vi To re-elect the retiring Director: Ms. For For Management Wei Lynn Valarie Fong 4Avii To re-elect the retiring Director: Mr. For For Management Peter Nikolaus Bromberger 4B To authorise the board of directors to For For Management fix their remuneration 5A To give a general mandate to the For For Management directors of the Company to issue and allot Shares not exceeding 20% of the issued share capital of the Company as at the date of passing this resolution 5B To give a general mandate to the For For Management directors of the Company to repurchase Shares not exceeding 10% of the issued share capital of the Company as at the date of passing this resolution 5C To extend the general mandate granted For For Management to the directors of the Company for the issue of additional Shares -------------------------------------------------------------------------------- PPR SA Ticker: Security ID: F7440G127 Meeting Date: MAY 19, 2011 Meeting Type: MIX Record Date: MAY 13, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE IN THE FRENCH MARKET THAT None Did not vote Management THE ONLY VALID VOTE OPTIONS ARE "FOR"-AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE TREATED AS AN "AGAINST" VOTE. CMMT French Resident Shareowners must None Did not vote Management complete, sign and forward the Proxy Card-directly to the sub custodian. Please contact your Client Service-Representative to obtain the necessary card, account details and directions.-The following applies to Non- Residen CMMT PLEASE NOTE THAT IMPORTANT ADDITIONAL None Did not vote Management MEETING INFORMATION IS AVAILABLE BY-CLICKING ON THE MATERIAL URL LINKS: https://balo.journal-- officiel.gouv.fr/pdf/2011/0411/20110411 1101160.pdf AND https://balo.journal-o- fficiel.gouv.fr/pdf/2011/0427/201104271 1016 O.1 Approval of the corporate financial For For Management statements for the financial year 2010 O.2 Approval of the consolidated financial For For Management statements for the financial year 2010 O.3 Allocation of income and distribution For For Management of the dividend O.4 Commitment pursuant to Articles For For Management L.225-38 and L.225-42-1 of the Commercial Code benefiting Mr. Jean-Francois Palus O.5 Authorization to trade Company's shares For For Management E.6 Authorization to reduce share capital For For Management by cancellation of shares E.7 Delegation of authority to be granted For For Management to issue with preferential subscription rights, shares and/or any securities providing immediate and/or future access to equity securities and/or securities entitling to the allotment of debt securities E.8 Delegation of authority to be granted For For Management to increase share capital of the Company by incorporation of reserves, profits or issuance premiums E.9 Delegation of authority to be granted For Against Management to issue without preferential subscription rights and as part of a public offer, shares and/or any securities providing immediate and/or future access to equity securities and/or securities entitling to the allotment E.10 Delegation of authority to be granted For Against Management to decide to increase share capital by issuing without preferential subscription rights and as part of an offer pursuant to Article L.411-2, II of the Monetary and Financial Code, including to qualified investors or a E.11 Authorization to set the price of For Against Management issuance of shares and/or securities providing access to capital in compliance with specific terms, within the limit of 10% of capital per year, as part of a share capital increase by issuing shares without preferential s E.12 Authorization to increase the number or For For Management shares or securities to be issued in case of capital increase with or without preferential subscription rights E.13 Authorization to increase share For For Management capital, in consideration for in-kind contributions composed of equity securities or securities providing access to capital within the limit of 10% of capital E.14 Authorization to increase share capital For For Management by issuing without preferential subscription rights shares or other securities providing access to capital reserved for employees and senior employees participating in a savings plan E.15 Delegation of authority to be granted For For Management to the Board of Directors to issue redeemable share subscription and/or purchase warrants (BSAAR) in favor of employees and corporate officers of the group, without shareholders' preferential subscription rights OE.16 Powers to accomplish all formalities For For Management CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO ADDITION OF URL LINKS. IF YOU HAVE-ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DE-CIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU -------------------------------------------------------------------------------- PRUDENTIAL PLC, LONDON Ticker: Security ID: G72899100 Meeting Date: MAY 19, 2011 Meeting Type: Annual General Meeting Record Date: MAY 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 To receive the Directors' Report and For For Management the Financial Statements 2 To approve the Directors' remuneration For For Management Report 3 To declare a final dividend For For Management 4 To elect Sir Howard Davies as a For For Management director 5 To elect Mr John Foley as a director For For Management 6 To elect Mr Paul Manduca as a director For For Management 7 To elect Mr Michael Wells as a director For For Management 8 To re-elect Mr Keki Dadiseth as a For For Management director 9 To re-elect Mr Robert Devey as a For For Management director 10 To re-elect Mr Michael Garrett as a For For Management director 11 To re-elect Ms Ann Godbehere as a For For Management director 12 To re-elect Mrs Bridget Macaskill as a For For Management director 13 To re-elect Mr Harvey McGrath as a For Against Management director 14 To re-elect Mr Michael McLintock as a For For Management director 15 To re-elect Mr Nicolaos Nicandrou as a For For Management director 16 To re-elect Ms Kathleen O'Donovan as a For For Management director 17 To re-elect Mr Barry Stowe as a For For Management director 18 To re-elect Mr Tidjane Thiam as a For For Management director 19 To re-elect Lord Turnbull as a director For For Management 20 To re-appoint KPMG Audit Plc as auditor For For Management 21 To authorise the directors to determine For For Management the amount of the auditor's remuneration 22 Renewal of authority to make political For For Management donations 23 Renewal of authority to allot ordinary For Against Management shares 24 Extension of authority to allot For For Management ordinary shares to include re- purchased shares 25 Renewal of authority for disapplication For For Management of pre-emption rights 26 Renewal of authority for purchase of For For Management own shares 27 Renewal of authority in respect of For For Management notice for general meetings 28 To authorise the change in the rules of For For Management the Prudential International Savings Related Share Option Scheme 29 To authorise the change in the rules of For For Management the Prudential International Assurance Sharesave Plan -------------------------------------------------------------------------------- Q-CELLS SE, BITTERFELD-WOLFEN Ticker: Security ID: D6232R103 Meeting Date: JUN 23, 2011 Meeting Type: Annual General Meeting Record Date: JUN 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1. Presentation of the financial None Did not vote Management statements and annual report for the 2010 financ-ial year with the report of the Supervisory Board, the group financial stateme-nts, the group annual report, and the report pursuant to Sections 289(4), 289(-5) and 315(4) of t 2. Resolution on the appropriation of the For For Management distributable profit of EUR 1,612,914.66 as follows: Payment of a dividend of EUR 0.03 per preferred share (DE000A0MFZE1) for the 2009 financial year pursuant to Section 23 of the articles of association Payment of a 3. Ratification of the acts of the Board For For Management of MDs 4. Ratification of the acts of the For For Management Supervisory Board 5. Approval of the new compensation system For For Management for the Board of MDs 6. Appointment of auditors for the 2011 For For Management financial year: KPMG AG, Berlin 7. Election of Eike R. Weber to the For For Management Supervisory Board 8. Resolution on the authorization to For For Management issue convertible and/or warrant bonds, the creation of contingent capital, and the corresponding amendment to the articles of association The authorization given by the shareholders' meeting of June 24, 2010, to issue b 9. Resolution on the creation of For Against Management authorized capital and the corresponding amendment to the articles of association The Board of MDs shall be authorized, with the consent of the Supervisory Board, to increase the share capital by up to EUR 88,171,815 through 10. Amendments to the articles of For Against Management association-Section 2 shall be amended in respect of the object of the company being expanded.-Section 5(3) shall be deleted.-Section 8 shall be amended in respect of the provisions governing the adoption of resolutions of th -------------------------------------------------------------------------------- RAKUTEN,INC. Ticker: Security ID: J64264104 Meeting Date: MAR 30, 2011 Meeting Type: Annual General Meeting Record Date: DEC 31, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Appoint a Director For For Management 1.2 Appoint a Director For For Management 1.3 Appoint a Director For For Management 1.4 Appoint a Director For For Management 1.5 Appoint a Director For For Management 1.6 Appoint a Director For For Management 1.7 Appoint a Director For For Management 1.8 Appoint a Director For For Management 1.9 Appoint a Director For For Management 1.10 Appoint a Director For For Management 1.11 Appoint a Director For For Management 1.12 Appoint a Director For For Management 1.13 Appoint a Director For For Management 1.14 Appoint a Director For For Management 1.15 Appoint a Director For For Management 1.16 Appoint a Director For For Management 2.1 Appoint a Corporate Auditor For For Management 2.2 Appoint a Corporate Auditor For For Management 3 Authorize Use of Stock Options, and For For Management Allow Board to Authorize Use of Stock Option Plan -------------------------------------------------------------------------------- REINET INVESTMENTS SCA, LUXEMBOURG Ticker: Security ID: L7925N152 Meeting Date: SEP 14, 2010 Meeting Type: Annual General Meeting Record Date: SEP 10, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1. Receive the general partner's, None Did not vote Management Supervisory Directors' and Auditors' reports 2. Approve to accept financial statements For No Action Management 3. Approve to accept the consolidated For No Action Management financial statements 4. Approve the allocation of income For No Action Management 5. Approve to discharge general partner For No Action Management and Supervisory Directors 6.1 Re-elect Denis Falck to Supervisory For No Action Management Board 6.2 Re-elect Peter Kaul to Supervisory For No Action Management Board 6.3 Re-elect Yves Prussen to Supervisory For No Action Management Board 6.4 Re-elect Ian Whitecourt to Supervisory For No Action Management Board 7. Approve the remuneration of Supervisory For No Action Management Directors -------------------------------------------------------------------------------- RELIANCE CAPITAL LTD Ticker: Security ID: Y72561114 Meeting Date: SEP 28, 2010 Meeting Type: Annual General Meeting Record Date: SEP 24, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Adopt the audited balance sheet as at For For Management 31 MAR 2010, profit and loss account for the YE on that date and the reports of the Board of Directors and the Auditors thereon 2 Declare a dividend on equity shares For For Management 3 Re-appoint Shri. Rajendra P. Chitale as For For Management a Director, who retires by rotation 4 Appoint M/s. Chaturvedi and Shah, For For Management Chartered Accountants Firm Registration. No. 101720W , and M/s. B S R and Company, Chartered Accountants Firm Registration No. 101248W , as the Statutory Auditors of the Company, to hold office from the conclusion of th 5 Appoint Dr. Bidhubhusan Samal as a For For Management Director of the Company, liable to retire by rotation, pursuant to Section 260 of the Companies Act, 1956 and Article 135 of the Articles of Association of the Company and who holds office up to the date of this AGM and 6 Appoint Shri V. N. Kaul as a Director For For Management of the Company, liable to retire by rotation, pursuant to Section 260 of the Companies Act, 1956 and Article 135 of the Articles of Association of the Company and who holds office up to the date of this AGM and in res S.7 Authorize the Board, pursuant to For For Management Section 81 (1A) and all other applicable provisions of the Companies Act, 1956 Act including any statutory modification, or re-enactment thereof, for the time being in force and enabling provisions of the Memorandum an CONT CONT Central Government Reserve Bank of None Did not vote Management India and any other appropriate-authorities, institutions or bodies hereinafter collectively referred to as-the appropriate authorities and subject to such conditions as may be-prescribed by any of them while gran CONT CONT which are convertible into or None Did not vote Management exchangeable with equity shares on such-date as may be determined by the Board but not later than 60 months from the-date of allotment collectively referred to as QIP Securities or Securities ,-to the qualified Institut CONT CONT Company by more than 15% of the None Did not vote Management then issued and subscribed equity shares-of the Company; the relevant date for the determination of applicable price-for the issue of the QIP Securities shall be the date on which the Board of-the Company decide to ope CONT CONT and in offering document; such of None Did not vote Management these shares securities to be issued-as are not subscribed may be disposed of by the Board to such persons and in-such manner and on such terms as the Board its absolute discretion thinks fit-in accordance with the p CONT CONT as it may at its absolute None Did not vote Management discretion deem necessary or desirable for-such purpose, including with out limitation the entering into of-underwriting, marketing and institutions/trustees /agents and similar-agreements and to remuneration the Mangers, un CONT CONT creation of such None Did not vote Management mortgage/hypothecation/charge on the Company's assets-under Section 293(1)(a) of the said act in respect of the aforesaid-securities either on pari passu basis or otherwise or in the borrowing of-loans as it may in its absolute discr S.8 Approve, pursuant to Section 198, 309, For For Management 310 and all other applicable provisions, if any, of the Companies Act, 1956 Act including any statutory modification or re-enactment thereof, for the time being in force and subject to all permission, sanctions and CONT CONT for the purpose of giving effect None Did not vote Management to this resolution, authorize the Board-and/or Nomination/Remuneration Committee constituted by the Board to take-all actions and do all such deeds, matters and things, as it may in its-absolute discretion deem neces 9 Approve, in accordance with the For For Management provisions of Sections 198, 269, 387 read with Schedule XIII and all other applicable provisions, if any, of the Companies Act, 1956 Act including any statutory modification or re-enactment thereof, for the time being in CONT CONT deemed to include any Committee of None Did not vote Management the Board constituted to exercise its-powers including powers conferred by this resolution to alter and vary the-terms and conditions including remuneration of the said re-appointment and/or-Agreement, as may be ag CONT CONT and other allowances shall not None Did not vote Management exceed the applicable ceiling limit in-terms of Schedule XIII to the said Act as may be amended from time to time or-any equivalent statutory re- enactment thereof for the time being in force;-authorize the Board to do CMMT PLEASE NOTE THAT RESOLUTIONS 5, 6 ARE None Did not vote Management SHAREHOLDERS' RESOLUTIONS BUT THE-MANAGEMENT BOARD OF THE COMPANY RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR"-THESE RESOLUTIONS. -------------------------------------------------------------------------------- ROHM COMPANY LIMITED Ticker: Security ID: J65328122 Meeting Date: JUN 29, 2011 Meeting Type: Annual General Meeting Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Appropriation of Retained For For Management Earnings 2.1 Appoint a Director For For Management 2.2 Appoint a Director For For Management 2.3 Appoint a Director For For Management 2.4 Appoint a Director For For Management 2.5 Appoint a Director For For Management 2.6 Appoint a Director For For Management 2.7 Appoint a Director For For Management 2.8 Appoint a Director For For Management 2.9 Appoint a Director For For Management -------------------------------------------------------------------------------- ROLLS-ROYCE GROUP PLC, LONDON Ticker: Security ID: G7630U109 Meeting Date: MAY 06, 2011 Meeting Type: Annual General Meeting Record Date: MAY 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 To receive the Director's report and For For Management financial statements for the year ended December 31, 2010 2 To approve the Director's remuneration For For Management report for the year ended December 31, 2010 3 To re-elect Sir Simon Robertson as a For For Management director of the Company 4 To re-elect John Rishton as a director For For Management of the Company 5 To re-elect Helen Alexander CBE a For For Management director of the Company 6 To re-elect Peter Byrom as a director For For Management of the Company 7 To re-elect Iain Conn as a director of For For Management the Company 8 To re-elect Peter Gregson as a director For For Management of the Company 9 To re-elect James Guyette as a director For For Management of the Company 10 To re-elect John McAdam as a director For For Management of the Company 11 To re-elect John Neill CBE as a For For Management director of the Company 12 To re-elect Andrew Shilston as a For For Management director of the Company 13 To re-elect Colin Smith as a director For For Management of the Company 14 To re-elect Ian Strachan as a director For For Management of the Company 15 To re-elect Mike Terrett as a director For For Management of the Company 16 To re-appoint the auditors For For Management 17 To authorise the directors to agree the For For Management auditor's remuneration 18 To approve payment to shareholders For For Management 19 To authorise political donation and For For Management political expenditure 20 To approve the Rolls-Royce plc Share For For Management Purchase Plan 21 To approve the Rolls-Royce UK Share For For Management Save Plan 22 To approve the Rolls-Royce For For Management International Share Save Plan 23 To adopt amended Articles of For Against Management Association 24 To authorise the directors to call For For Management general meetings on not less than 14 clear day's notice 25 To authorise the directors to allot For Against Management shares (s.551) 26 To disapply pre-emption rights (s.561) For For Management 27 To authorise the Company to purchase For For Management its own ordinary shares 28 To implement the Scheme of Arrangement For For Management -------------------------------------------------------------------------------- ROLLS-ROYCE GROUP PLC, LONDON Ticker: Security ID: G7630U109 Meeting Date: MAY 06, 2011 Meeting Type: Court Meeting Record Date: MAY 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT ABSTAIN IS NOT A VALID None Did not vote Management VOTE OPTION FOR THIS MEETING TYPE.-PLEASE CHOOSE BETWEEN "FOR" AND "AGAINST" ONLY. SHOULD YOU CHOOSE TO VOTE-ABSTAIN FOR THIS MEETING THEN YOUR VOTE WILL BE DISREGARDED BY THE ISSUER OR-ISSUERS AGENT. 1 Implement the Scheme of Arrangement For For Management -------------------------------------------------------------------------------- SABMILLER PLC Ticker: Security ID: G77395104 Meeting Date: JUL 22, 2010 Meeting Type: Annual General Meeting Record Date: JUL 19, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Receive and adopt the financial For For Management statements for the YE 31 MAR 2010, together with the reports of the Directors and Auditors therein 2 Receive and approve the Directors' For Against Management remuneration report 2010 contained in the annual report for the YE 31 MAR 2010 3 Election of Mr. M.H. Armour as a For For Management Director of the Company 4 Election of Mr. H.A. Willard as a For For Management Director of the Company 5 Re-elect Mr. J.M. Kahn as a Director of For For Management the Company 6 Re-elect Mr. P.J. Manser as a Director For For Management of the Company 7 Re-elect Mr. D.S. Devitre as a Director For For Management of the Company 8 Re-elect Mr. M.Q. Morland as a Director For For Management of the Company 9 Re-elect Mr. M.C. Ramaphosa as a For For Management Director of the Company 10 Re-elect Mr. M.I. Wyman as a Director For For Management of the Company 11 Declare a final dividend of 51 US cents For For Management per share 12 Re-appoint PricewaterhouseCoopers LLP For For Management as the Auditors 13 Authorize the Directors to determine For For Management the remuneration of the Auditors 14 Authorize the Directors to allot shares For For Management S.15 Authorize the Directors to allot shares For For Management for cash otherwise than pro rata to all shareholders S.16 Authorize the Directors to make market For For Management purchases of ordinary shares of USD 0.10 each in the capital of the Company S.17 Approve the calling of general For For Management meetings, other than an AGM, on not less than 14 clear days' notice S.18 Approve the adoption of new Articles of For For Management Association of the Company -------------------------------------------------------------------------------- SAMSUNG ELECTRS LTD Ticker: Security ID: Y74718100 Meeting Date: MAR 18, 2011 Meeting Type: Annual General Meeting Record Date: DEC 31, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approval of financial statements For For Management 2 Approval of remuneration for director For For Management -------------------------------------------------------------------------------- SANDVIK AB, SANDVIKEN Ticker: Security ID: W74857165 Meeting Date: MAY 03, 2011 Meeting Type: Annual General Meeting Record Date: APR 27, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUE CMMT MARKET RULES REQUIRE DISCLOSURE OF None Did not vote Management BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR CLIENT SERVICE R CMMT PLEASE NOTE THAT NOT ALL SUB CUSTODIANS None Did not vote Management IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU. 1 Opening of the Meeting None Did not vote Management 2 Election of Chairman of the Meeting: None Did not vote Management Attorney Sven Unger as Chairman of the-Meeting 3 Preparation and approval of the voting None Did not vote Management list 4 Election of one or two persons to None Did not vote Management countersign the minutes 5 Approval of the agenda None Did not vote Management 6 Examination of whether the Meeting has None Did not vote Management been duly convened 7 Presentation of the Annual Report, None Did not vote Management Auditor's Report and the Group Accounts-and Auditor's Report for the Group 8 Speech by the President None Did not vote Management 9 Resolution in respect of adoption of For For Management the Profit and Loss Account, Balance Sheet, Consolidated Profit and Loss Account and Consolidated Balance Sheet 10 Resolution in respect of discharge from For For Management liability of the Board members and the President for the period to which the accounts relate 11 The Board of Directors proposes a For For Management dividend of SEK 3.00 per share. Friday, 6 May 2011 is proposed as the record day. If the Meeting approves this proposal, it is estimated that the dividend payments will be distributed by Euroclear Sweden AB on Wednesday, 12 Determination of the number of Board For For Management members, Deputy members and Auditors. In conjunction with this, the work of the Nomination Committee will be presented: Eight Board members, no Deputies and as Auditor a registered audit company 13 Resolution on changes of the Articles For For Management of Association 14 Determination of fees to the Board of For For Management Directors and Auditor:- Board member not employed by the Company SEK 500,000 - Chairman of the Board of Directors SEK 1,500,000 - Board member elected by the General Meeting who is a member of the Audit Committee SEK 15 Re-election of Board members Fredrik For For Management Lundberg, Hanne de Mora, Egil Myklebust, Anders Nyren, Simon Thompson and Lars Westerberg. New election of Johan Karlstrom and Olof Faxander. Anders Nyren is proposed for re-election as Chairman of the Board of Directo 16 Re-election of KPMG AB as Auditor up to For For Management and including the Annual General Meeting 2015, i.e. for four years 17 Resolution on the Nomination Committee, For For Management etc. for the Annual General meeting 2012 18 Resolution on principles for the For For Management remuneration of senior executives 19 Resolution on the implementation of a For For Management long-term incentive programme 20 Closing of the Meeting None Did not vote Management -------------------------------------------------------------------------------- SAP AG, WALLDORF/BADEN Ticker: Security ID: D66992104 Meeting Date: MAY 25, 2011 Meeting Type: Annual General Meeting Record Date: MAY 03, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1. Presentation of the adopted annual None Did not vote Management financial statements and the approved group-financial statements, the combined management report and group management rep-ort of SAP AG, including the Executive Board's explanatory notes relating to t-he information prov 2. Resolution on the appropriation of the For For Management retained earnings of fiscal year 2010 3. Resolution on the formal approval of For For Management the acts of the Executive Board in fiscal year 2010 4. Resolution on the formal approval of For For Management the acts of the Supervisory Board in fiscal year 2010 5. Appointment of the auditors of the For For Management financial statements and group financial statements for fiscal year 2011 6. Resolution on the amendment to Section For For Management 4 of the Articles of Incorporation to reflect changes in the capital structure since the Articles of Incorporation were last amended as well as on the cancellation of Contingent Capital VI and the corresponding amend 7. Resolution on the authorization of the For For Management Executive Board to issue convertible and/or warrant-linked bonds, the option to exclude shareholders' subscription rights, the cancellation of Contingent Capital IV and Contingent Capital IVa, the creation of new Con 8. Resolution on the approval of a Control For For Management and Profit Transfer Agreement between SAP AG and a subsidiary -------------------------------------------------------------------------------- SIGNET JEWELERS LTD Ticker: Security ID: G81276100 Meeting Date: JUN 16, 2011 Meeting Type: Annual General Meeting Record Date: JUN 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THIS IS AN AMENDMENT None Did not vote Management TO MEETING ID 835505 DUE TO REMOVAL OF C-OMMENT AND ADDITION OF A NEW COMMENT. ALL VOTES RECEIVED ON THE PREVIOUS MEETI-NG WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE.- THANK YOU. 1 To amend the Company's Bye-laws to For For Management provide for the annual election of Directors in the manner contemplated in Appendix I to the Proxy Statement 2.a If proposal 1 is approved, to elect Sir For For Management Malcolm Williamson to the Company's Board of Directors to serve until the next Annual General Meeting of Shareholders or until his respective successors is elected in accordance with the amended Bye-laws of the Comp 2.b If proposal 1 is approved, to elect For For Management Michael W. Barnes to the Company's Board of Directors to serve until the next Annual General Meeting of Shareholders or until his respective successors is elected in accordance with the amended Bye-laws of the Company 2.c If proposal 1 is approved, to elect For For Management Robert Blanchard to the Company's Board of Directors to serve until the next Annual General Meeting of Shareholders or until his respective successors is elected in accordance with the amended Bye-laws of the Company 2.d If proposal 1 is approved, to elect For For Management Dale Hilpert to the Company's Board of Directors to serve until the next Annual General Meeting of Shareholders or until his respective successors is elected in accordance with the amended Bye-laws of the Company 2.e If proposal 1 is approved, to elect For For Management Russell Walls to the Company's Board of Directors to serve until the next Annual General Meeting of Shareholders or until his respective successors is elected in accordance with the amended Bye-laws of the Company 2.f If proposal 1 is approved, to elect For For Management Marianne Parrs to the Company's Board of Directors to serve until the next Annual General Meeting of Shareholders or until her respective successors is elected in accordance with the amended Bye-laws of the Company 2.g If proposal 1 is approved, to elect For For Management Thomas Plaskett to the Company's Board of Directors to serve until the next Annual General Meeting of Shareholders or until his respective successors is elected in accordance with the amended Bye-laws of the Company CMMT IF PROPOSAL 1 IS NOT APPROVED, TO ELECT None Did not vote Management THE FOUR DIRECTORS WHO WILL RETIRE IN-ACCORDANCE WITH THE CURRENT BYE-LAWS OF THE COMPANY AND THE THREE DIRECTORS WH-O WILL RETIRE VOLUNTARILY 3.a Election of director: Sir Malcolm For For Management Williamson 3.b Election of director: Michael W. Barnes For For Management 3.c Election of director: Robert Blanchard For For Management 3.d Election of director: Dale Hilpert For For Management 3.e Election of director: Russell Walls For For Management 3.f Election of director: Marianne Parrs For For Management 3.g Election of director: Thomas Plaskett For For Management 4 To appoint KPMG LLP as independent For For Management auditor of the Company, to hold office from the conclusion of this Meeting until the conclusion of the next Annual General Meeting of the Company and to authorize the Audit Committee to determine its compensation 5 To approve the Signet Jewelers Limited For For Management Annual Performance Bonus Plan 6 To hold a non-binding advisory vote to For For Management approve the compensation of our named executive officers as disclosed in the Proxy statement (the "Say-on-Pay" vote) CMMT PLEASE NOTE YOU CAN ONLY VOTE FOR ONE None Did not vote Management YEAR, TWO YEAR, THREE YEARS OR ABSTAIN.-PLEASE SELECT 'FOR' AGAINST ONE OF THE FOLLOWING THREE ANNUAL OPTIONS TO PLACE-A VOTE FOR THAT FREQUENCY. IF YOU VOTE FOR 'ABSTAIN' OR AGAINST IN ANY OF THE- 'YEAR' OPTIONS WE W 7.1 To hold a non-binding advisory vote on For For Management the frequency of the Say- on-Pay vote. Please vote "FOR" on this resolution to approve 1 year 7.2 To hold a non-binding advisory vote on For No Action Management the frequency of the Say- on-Pay vote. Please vote "FOR" on this resolution to approve 2 years 7.3 To hold a non-binding advisory vote on For No Action Management the frequency of the Say- on-Pay vote. Please vote "FOR" on this resolution to approve 3 years 7.4 To hold a non-binding advisory vote on For No Action Management the frequency of the Say- on-Pay vote. Please vote "FOR" on this resolution to "ABSTAIN" on this resolution -------------------------------------------------------------------------------- SINGAPORE EXCHANGE LTD Ticker: Security ID: Y79946102 Meeting Date: OCT 07, 2010 Meeting Type: ExtraOrdinary General Meeting Record Date: OCT 05, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1. Authorize the Directors of the Company, For For Management for the purposes of Sections 76C and 76E of the Companies Act, Chapter 50 (the "Companies Act"), to purchase or otherwise acquire issued ordinary shares in the capital of the Company ("Shares") not exceeding in aggr -------------------------------------------------------------------------------- SINGAPORE EXCHANGE LTD Ticker: Security ID: Y79946102 Meeting Date: OCT 07, 2010 Meeting Type: Annual General Meeting Record Date: OCT 05, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Receive and adopt the Directors' report For For Management and audited financial statements for the FYE 30 JUN 2010 and the Auditor's report thereon 2 Declare a one-tier tax exempt final For For Management dividend amounting to 15.75 cents per share for the FYE 30 JUN 2010; (FY 2009: 15.5 cents per share) 3 Re-appoint Mr. J.Y. Pillay as a For For Management Director, pursuant to Section 153(6) of the Companies Act, Chapter 50 of Singapore, to hold office from the date of this AGM until the next AGM of the Company 4 Re-appoint Mr. Robert Owen as a For For Management Director, pursuant to Section 153(6) of the Companies Act, Chapter 50 of Singapore, to hold office from the date of this AGM until the next AGM of the Company 5 Re-elect Mr. Chew Choon Seng as a For For Management Director, who retires by rotation under Article 99A of the Company's Articles of Association (the "Articles") 6 Re-elect Mr. Loh Boon Chye as a For For Management Director, who retires by rotation under Article 99A of the Company's Articles of Association (the "Articles") 7 Re-elect Mr. Ng Kee Choe as a Director, For For Management who retires by rotation under Article 99A of the Company's Articles of Association (the "Articles") 8 Re-elect Mr. Magnus Bocker, who will For For Management cease to hold office under Article 104 of the Articles 9 Approve the sum of SGD 750,000 to be For For Management paid to the Chairman as Director's fees, and the provision to him of transport benefits, including a car and a driver, for the FYE 30 JUN 2011; (FY 2010: up to SGD 750,000 and transport benefits, including a car and a 10 Approve the sum of up to SGD 1,200,000 For For Management to be paid to all Directors (other than the Chairman and the Chief Executive Officer) as Directors' fees for the FYE 30 JUN 2011; (FY 2010: up to SGD 1,200,000) 11 Re-appoint Messrs For For Management PricewaterhouseCoopers LLP as the Auditor of the Company and authorize the Directors to fix their remuneration 12 Appointment of Mr. Thaddeus Beczak as a For For Management Director of the Company pursuant to Article 104 of the Articles 13 Authorize the Directors of the Company For For Management to: a) i) issue shares in the capital of the Company ("shares") whether by way of rights, bonus or otherwise; and/or ii) make or grant offers, agreements or options (collectively, "Instruments") that might or would r CONTD CONTD 1) the aggregate number of shares None Did not vote Management to be issued pursuant to this-resolution (including shares to be issued in pursuance of instruments made or-granted pursuant to this resolution) does not exceed 50% of the total number-of issued shares (excluding tr CONTD CONTD prescribed by the Singapore None Did not vote Management Exchange Securities Trading Limited-("SGX-ST")) for the purpose of determining the aggregate number of shares-that may be issued under sub-Paragraph 1) above, the percentage of issued-shares shall be based on the total nu CONTD 3) in exercising the authority None Did not vote Management conferred by this Resolution, the Company-shall comply with the provisions of the Listing Manual of the SGX-ST for the-time being in force (unless such compliance has been waived by the Monetary-Authority of Singapore) and t CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO CHANGE IN TEXT OF RESOLUTION NUMBER-6. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FO-RM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- SMA SOLAR TECHNOLOGY AG, NIESTETAL Ticker: Security ID: D7008K108 Meeting Date: MAY 26, 2011 Meeting Type: Annual General Meeting Record Date: MAY 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1. Presentation of the financial None Did not vote Management statements and annual report for the 2010 financ-ial year with the report of the Supervisory Board, the group financial stateme-nts, the group annual report, the reports pursuant to Sections 289(4), 289(5),-315(2)5 and 315(4) 2. Resolution on the appropriation of the For For Management distributable profit of EUR 540,156,574.15 as follows: Payment of a dividend of EUR 3 per no-par share EUR 436,056,574.15 shall be carried forward Ex- dividend and payable date: May 27, 2011 3.a Ratification of the acts of the Board For For Management of MDs: Guenther Cramer 3.b Ratification of the acts of the Board For For Management of MDs: Peter Drews 3.c Ratification of the acts of the Board For For Management of MDs: Roland Grebe 3.d Ratification of the acts of the Board For For Management of MDs: Pierre-Pascal Urbon 3.e Ratification of the acts of the Board For For Management of MDs: Marko Werner 3.f Ratification of the acts of the Board For For Management of MDs: Juergen Dolle 3.g Ratification of the acts of the Board For For Management of MDs: Uwe Hertel 4. Ratification of the acts of the For For Management Supervisory Board 5. Appointment of auditors for the 2011 For For Management financial year: Deloitte and Touche GmbH, Hanover 6.a Elections to the Supervisory Board: For For Management Guenther Cramer 6.b Elections to the Supervisory Board: For For Management Peter Drews -------------------------------------------------------------------------------- SMC CORPORATION Ticker: Security ID: J75734103 Meeting Date: JUN 29, 2011 Meeting Type: Annual General Meeting Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Appropriation of Retained For For Management Earnings 2.1 Appoint a Director For For Management 2.2 Appoint a Director For For Management 2.3 Appoint a Director For For Management 2.4 Appoint a Director For For Management 2.5 Appoint a Director For For Management 2.6 Appoint a Director For For Management 2.7 Appoint a Director For For Management 2.8 Appoint a Director For For Management 2.9 Appoint a Director For For Management 2.10 Appoint a Director For For Management 2.11 Appoint a Director For For Management 2.12 Appoint a Director For For Management 2.13 Appoint a Director For For Management 2.14 Appoint a Director For For Management 2.15 Appoint a Director For For Management 2.16 Appoint a Director For For Management 2.17 Appoint a Director For For Management 2.18 Appoint a Director For For Management 2.19 Appoint a Director For For Management 3.1 Appoint a Corporate Auditor For For Management 3.2 Appoint a Corporate Auditor For For Management 3.3 Appoint a Corporate Auditor For For Management 4. Appoint Accounting Auditors For For Management 5. Approve Provision of Retirement For For Management Allowance for Retiring Directors -------------------------------------------------------------------------------- STANDARD CHARTERED PLC, LONDON Ticker: Security ID: G84228157 Meeting Date: MAY 05, 2011 Meeting Type: Annual General Meeting Record Date: MAY 03, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 To receive the report and accounts For For Management 2 To declare the final dividend For For Management 3 To approve the directors' remuneration For For Management report 4 To re-elect Mr S P Bertamini, an For For Management executive director 5 To re-elect Mr J S Bindra, an executive For For Management director 6 To re-elect Mr R Delbridge, a For For Management non-executive director 7 To re-elect Mr J F T Dundas, a For For Management non-executive director 8 To re-elect Miss V F Gooding CBE, a For For Management non-executive director 9 To re-elect Dr Han Seung-soo KBE, a For For Management non-executive director 10 To re-elect Mr S J Lowth, a For For Management non-executive director 11 To re-elected Mr R H P Markham, a For For Management non-executive director 12 To re-elect Ms R Markland, a For For Management non-executive director 13 To re-elect Mr R H Meddings, an For For Management executive director 14 To re-elect Mr J G H Paynter, a For For Management non-executive director 15 To re-elect Mr J W Peace, as Chairman For For Management 16 To re-elect Mr A M G Rees, an executive For For Management director 17 To re-elect Mr P A Sands, an executive For For Management director 18 To re-elect Mr P D Skinner, a For For Management non-executive director 19 To re-elect Mr O H J Stocken, a For For Management non-executive director 20 To re-appoint KPMG Audit Plc as Auditor For For Management to the company from the end of the agm until the end of next year's agm 21 To authorise the Board to set the For For Management auditor's fees 22 To authorise the Company and its For For Management subsidiaries to make political donations 23 To authorise the board to allot shares For Against Management 24 To extend the authority to allot shares For For Management 25 To approve the 2011 Standard Chartered For For Management Share Plan 26 To disapply pre-emption rights For For Management 27 To authorise the Company to buy back For For Management its ordinary shares 28 To authorise the Company to buy back For For Management its preference shares 29 To authorise the Company to call a For For Management general meeting other than an annual general meeting on not less than 14 clear days' notice CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO RECEIPT OF AUDITOR NAME IN RESOLUTI-ON 20. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY-FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- SVENSKA HANDELSBANKEN AB, STOCKHOLM Ticker: Security ID: W90937181 Meeting Date: MAR 23, 2011 Meeting Type: Annual General Meeting Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE THAT THIS IS AN AMENDMENT None Did not vote Management TO MEETING ID 784555 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU. CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU HAVE ANY CMMT MARKET RULES REQUIRE DISCLOSURE OF None Did not vote Management BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION TO-YOUR CLIENT SERVICE CMMT PLEASE NOTE THAT NOT ALL SUB CUSTODIANS None Did not vote Management IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU 1 Opening of the meeting None Did not vote Management 2 Election of the chairman of the meeting None Did not vote Management 3 Establishment and approval of the list None Did not vote Management of voters 4 Approval of the agenda None Did not vote Management 5 Election of persons to countersign the None Did not vote Management minutes 6 Determining whether the meeting has None Did not vote Management been duly called 7 Presentation of the annual accounts and None Did not vote Management auditors' report, as well as the-consolidated annual accounts and the auditors' report for the Group, for-2010. In connection with this: - a presentation of the past year's work by-the board and its committees - a s 8 Resolutions concerning adoption of the For For Management income statement and the balance sheet, as well as the consolidated income statement and consolidated balance sheet 9 Resolution on the allocation of the For For Management Bank's profits in accordance with the adopted balance sheet and also concerning the record day 10 Resolution on release from liability For For Management for the members of the board and the group chief executive for the period referred to in the financial reports 11 Authorisation for the board to resolve For For Management on acquisition and divestment of shares in the Bank 12 Acquisition of shares in the Bank for For For Management the Bank's trading book pursuant to Chapter 7, Section 6 of the Swedish Securities Market Act 13 The board's proposal regarding the For For Management issuing of convertible debt instruments to employees 14 Determining the number of members of For For Management the board to be appointed by the meeting 15 Determining fees for board members and For For Management auditors 16 Re-election of Hans Larsson (as For For Management chairman), Jon Fredrik Baksaas, Ulrika Boethius, Par Boman, Tommy Bylund, Goran Ennerfelt, Lone Fonss Schroder, Jan Johansson, Fredrik Lundberg, Sverker Martin-Lof, Anders Nyren and Bente Rathe as the Members of the Board o 17 The board's proposal regarding For For Management guidelines for compensation to senior management 18 The board's proposal concerning the For For Management appointment of auditors in foundations and their associated management 19 The board's proposal regarding changes For For Management to the Articles of Association 20 PLEASE NOTE THAT THIS RESOLUTION IS A Against Against Shareholder SHAREHOLDER PROPOSAL: Shareholder's proposal regarding a special investigation pursuant to Chapter 10, Section 21 of the Swedish Companies Act 21 PLEASE NOTE THAT THIS RESOLUTION IS A Against Against Shareholder SHAREHOLDER PROPOSAL: Shareholder's proposal regarding an annual evaluation of the Bank's "work with gender equality and ethnicity" 22 Closing of the meeting None Did not vote Management -------------------------------------------------------------------------------- SYNGENTA AG Ticker: Security ID: H84140112 Meeting Date: APR 19, 2011 Meeting Type: Annual General Meeting Record Date: APR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT BLOCKING OF REGISTERED SHARES IS NOT A None Did not vote Management LEGAL REQUIREMENT IN THE SWISS MARKET,-SPECIFIC POLICIES AT THE INDIVIDUAL SUB-CUSTODIANS MAY VARY. UPON RECEIPT OF T-HE VOTING INSTRUCTION, IT IS POSSIBLE THAT A MARKER MAY BE PLACED ON YOUR SHAR-ES TO ALLOW FOR REC CMMT PLEASE NOTE THAT THIS IS THE PART II OF None Did not vote Management THE MEETING NOTICE SENT UNDER MEETING-751532, INCLUDING THE AGENDA. TO VOTE IN THE UPCOMING MEETING, YOUR NAME MUST-BE NOTIFIED TO THE COMPANY REGISTRAR AS BENEFICIAL OWNER BEFORE THE RE-REGISTR-ATION DEADLINE. PLEA 1.1 Approval of the annual report, For For Management including the annual financial statements and the group consolidated financial statements for the year 2010 1.2 Consultative vote on the compensation For For Management system 2 Discharge of the members of the board For For Management of directors and the executive committee 3 Reduction of share capital by For For Management cancellation of repurchased shares 4.1 Appropriation of available earnings For For Management 2010 4.2 Conversion and appropriation of For For Management reserves from capital contributions (dividend from reserves from capital contributions) 5.1 Re-election of Martin Taylor to the For For Management board of directors 5.2 Re-election of Peter Thompson to the For For Management board of directors 5.3 Re-election of Rolf Watter to the board For For Management of directors 5.4 Re-election of Felix A. Weber to the For For Management board of directors 6 Election of the auditors: Ernst and For For Management Young Ag 7 Ad-hoc For For Management -------------------------------------------------------------------------------- TAIWAN SEMICONDUCTOR MFG. CO. LTD. Ticker: TSM Security ID: 874039100 Meeting Date: JUN 09, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 01 TO ACCEPT 2010 BUSINESS REPORT AND For For Management FINANCIAL STATEMENTS 02 TO APPROVE THE PROPOSAL FOR For For Management DISTRIBUTION OF 2010 PROFITS 03 TO REVISE INTERNAL RULES AS FOLLOWS: For For Management (A) PROCEDURES FOR LENDING FUNDS TO OTHER PARTIES (B) PROCEDURES FOR ENDORSEMENT AND GUARANTEE 04 TO APPROVE THE TRANSFER OF TSMC'S SOLAR For For Management BUSINESS AND SOLID STATE LIGHTING BUSINESS INTO TWO NEW TSMC WHOLLY OWNED COMPANIES RESPECTIVELY, AND TO FURTHER APPROVE THE "SOLAR BUSINESS TRANSFER PLAN" AND "SOLID STATE LIGHTING BUSINESS TRANSFER PLAN." 05.1 DIRECTOR - GREGORY C. CHOW For For Management 05.2 DIRECTOR - KOK-CHOO CHEN For For Management -------------------------------------------------------------------------------- TENCENT HLDGS LTD Ticker: Security ID: G87572148 Meeting Date: MAY 11, 2011 Meeting Type: Annual General Meeting Record Date: MAY 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT PLEASE NOTE IN THE HONG KONG MARKET None Did not vote Management THAT A VOTE OF "ABSTAIN" WILL BE TREATED-THE SAME AS A "TAKE NO ACTION" VOTE. CMMT PLEASE NOTE THAT THE COMPANY NOTICE IS None Did not vote Management AVAILABLE BY CLICKING ON THE URL LINK:- http://www.hkexnews.hk/listedco/listcon ews/sehk/20110401/LTN2 01104011546.pdf 1 To receive and consider the audited For For Management Financial Statements and the Reports of the Directors and Auditor for the year ended 31 December 2010 2 To declare a final dividend For For Management 3i.a To re-elect Mr Lau Chi Ping Martin as For For Management director 3i.b To re-elect Mr Antonie Andries Roux as For For Management director 3.ii To authorise the Board of Directors to For For Management fix the Directors' remuneration 4 To re-appoint Auditor and to authorise For For Management the Board of Directors to fix their remuneration 5 To grant a general mandate to the For For Management Directors to issue new shares (Ordinary Resolution 5 as set out in the notice of the AGM) 6 To grant a general mandate to the For For Management Directors to repurchase shares (Ordinary Resolution 6 as set out in the notice of the AGM) 7 To extend the general mandate to issue For For Management new shares by adding the number of shares repurchased (Ordinary Resolution 7 as set out in the notice of the AGM) 8 To authorize the Board of Directors to For For Management establish further employee incentive schemes -------------------------------------------------------------------------------- TESCO PLC, CHESHUNT Ticker: Security ID: G87621101 Meeting Date: JUL 02, 2010 Meeting Type: Annual General Meeting Record Date: JUN 30, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Receive the accounts and reports of the For For Management Directors and the Auditors for the FYE 27 FEB 2010 2 Approve the Directors' remuneration For Against Management report for the FYE 27 FEB 2010 3 Declare the final dividend of 9.16 For For Management pence per share recommended by the Directors 4 Re-elect Ken Hydon as a Director For For Management 5 Re-elect Tim Mason as a Director For For Management 6 Re-elect Lucy Neville-Rolfe, CMG as a For For Management Director 7 Re-elect David Potts as a Director For For Management 8 Re-elect David Reid as a Director For For Management 9 Re-appoint PricewaterhouseCoopers LLP For For Management as the Auditors of the Company, to hold office until the conclusion of the next general meeting at which accounts are laid before the Company 10 Approve the remuneration of For For Management PricewaterhouseCoopers LLP be determined by the Directors 11 Authorize the Directors, in place of For Against Management the equivalent authority given to the Directors at the last AGM (but without prejudice to the continuing authority of the Directors to allot relevant securities pursuant to an offer or agreement made by the Company bef CONT ..CONTD and in addition (ii) equity None Did not vote Management securities of the Company (within the-meaning of Section 560 of the Act) in connection with an offer of such-securities by way of a rights issue up to an aggregate nominal amount of GBP-133,688,202, Authority shall exp S.12 Authorize the Directors, subject to and For For Management conditional on the passing of Resolution 11, pursuant to Section 570 of the Act to allot equity securities (within the meaning of Section 560 of the Act) for cash pursuant to the authority given by Resolution 11 as CONT ..CONTD Authority shall expire on the None Did not vote Management date of the next AGM of the Company-after the passing of this resolution and the Board may allot equity-securities in pursuance of such an offer or agreement as if the power-conferred hereby had not expired S.13 Authorize the Company, to make market For For Management purchases (within the meaning of Section 693(4) of the Act) of Ordinary Shares of 5p each in the capital of the Company ("Shares") on such terms as the Directors think fit, and where such Shares are held as treasury s CONT CONTD Daily Official List for the five None Did not vote Management business days immediately preceding-the day on which the share is contracted to be purchased; and (ii) the amount-stipulated by Article 5(1) of the Buy-back and Stabilization Regulation 2003;-Authority will expire at 14 Authorize, in accordance with Section For For Management 366 of the Act, the Company and all Companies that are its subsidiaries at any time during the period for which this resolution has effect to: (a) make donations to political parties and/or independent election candid 15 Authorize the Directors: (a) to renew For For Management and continue The Tesco PLC Share Incentive Plan (formerly the Tesco All Employee Share Ownership Plan) (SIP) as summarized in Appendix 1 to this document and to do all acts and things necessary to carry this into effe S.16 Amend the Articles of Association of For For Management the Company by deleting all the provisions of the Company's Memorandum of Association which, by virtue of Section 28 of the Act, are treated as provisions of the Company's Articles of Association; and (ii) the Articles S.17 Approve a general meeting other than an For For Management AGM may be called on not less than 14 clear days' notice -------------------------------------------------------------------------------- THE SWATCH GROUP AG Ticker: Security ID: H83949141 Meeting Date: MAY 31, 2011 Meeting Type: Annual General Meeting Record Date: MAY 26, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT BLOCKING OF REGISTERED SHARES IS NOT A None Did not vote Management LEGAL REQUIREMENT IN THE SWISS MARKET,-SPECIFIC POLICIES AT THE INDIVIDUAL SUB-CUSTODIANS MAY VARY. UPON RECEIPT OF T-HE VOTING INSTRUCTION, IT IS POSSIBLE THAT A MARKER MAY BE PLACED ON YOUR SHAR-ES TO ALLOW FOR REC 1 Annual report For No Action Management 2 Discharge of the board of directors For No Action Management 3 Resolution for the appropriation of net For No Action Management profit 4 Nomination of the auditor: For No Action Management Pricewaterhouse Coopers Ltd 5 Ad-hoc For No Action Management -------------------------------------------------------------------------------- TREND MICRO INCORPORATED Ticker: Security ID: J9298Q104 Meeting Date: MAR 25, 2011 Meeting Type: Annual General Meeting Record Date: DEC 31, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Appropriation of Retained For For Management Earnings 2.1 Appoint a Director For For Management 2.2 Appoint a Director For For Management 2.3 Appoint a Director For For Management 2.4 Appoint a Director For For Management 2.5 Appoint a Director For For Management -------------------------------------------------------------------------------- TUI AG Ticker: Security ID: D8484K166 Meeting Date: FEB 09, 2011 Meeting Type: Annual General Meeting Record Date: FEB 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1. Presentation of the approved annual None Did not vote Management financial statements for the 2008/10 finan-cial year as at 30 september 2010, the approved consolidated financial stateme-nts, the summarised management report and consolidated management report with-a report explaining 2. Resolution on the use of the net profit For For Management available for the distribution for the 2009/10 financial year 3. Resolution on the ratification of the For For Management actions of the executive board for the 2009/2010 financial year 4. Resolution on the ratification of the For For Management actions of the supervisory board for the 2009/2010 financial year 5. Resolution on the appointment of the For For Management auditor for the 2010/11 financial year 6.1. Election of supervisory board: Anass For For Management Houir Alami 6.2. Election of supervisory board: Prof. For For Management Dr. Edgar Ernst 6.3.1 Election of supervisory board: None Did not vote Management Christiane Hoelz (no longer stands for election-) 6.3.2 Election of supervisory board: For For Management Christian Strenger (replacement for Christiane Hoelz) 6.4. Election of supervisory board: Roberto For For Management Lopez Abad 6.5. Election of supervisory board: Prof. For For Management Dr. Klaus Mangold 6.6. Election of supervisory board: Mikhail For For Management Noskov 6.7. Election of supervisory board: Carmen For For Management Riu Guell 6.8. Election of supervisory board: Vladimir For For Management Yakushev 7. Resolution on the authorisation of the For For Management executive board to increase the share capital (authorised capital) with the option to exclude subscription rights, for example in the event of a utilisation against contributions in kind, and cancel the authorised ca 8. Resolution on the authorisation to For For Management acquire and use treasury shares in accordance with para 71.1.8 of the companies act (aktg) with potential exclusion of subscription rights and rights to tender shares and the possibility to redeem treasury shares while r -------------------------------------------------------------------------------- VESTAS WIND SYSTEMS A/S, RANDERS Ticker: Security ID: K9773J128 Meeting Date: MAR 28, 2011 Meeting Type: Annual General Meeting Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor CMMT IMPORTANT MARKET PROCESSING None Did not vote Management REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU HAVE ANY CMMT PLEASE BE ADVISED THAT SOME None Did not vote Management SUBCUSTODIANS IN DENMARK REQUIRE THE SHARES TO BE-REGISTERED IN SEGREGATED ACCOUNTS BY REGISTRATION DEADLINE IN ORDER TO PROVIDE-VOTING SERVICE. PLEASE CONTACT YOUR GLOBAL CUSTODIAN TO FIND OUT IF THIS REQU- IREMENT APPLIES TO CMMT PLEASE NOTE THAT IF THE CHAIRMAN OF THE None Did not vote Management BOARD OR A BOARD MEMBER IS APPOINTED A-S PROXY, WHICH IS OFTEN THE CASE, CLIENTS CAN ONLY EXPECT THEM TO ACCEPT PRO-M-ANAGEMENT VOTES. THE ONLY WAY TO GUARANTEE THAT ABSTAIN AND/OR AGAINST VOTES A-RE REPRESENTED AT 1 Report of the Board of Directors None Did not vote Management 2 Presentation and adoption of the annual For For Management report 3.1 Presentation and adoption of the For For Management remuneration of the Board of Directors: Remuneration for financial year 2010 3.2 Presentation and adoption of the For For Management remuneration of the Board of Directors: Remuneration for financial year 2011 4 Resolution for the application of For For Management profit 5.a Re-election of Bent Erik Carlsen For For Management 5.b Re-election of Torsten Erik Rasmussen For For Management 5.c Re-election of Freddy Frandsen For For Management 5.d Re-election of Hakan Eriksson For For Management 5.e Re-election of Jorgen Huno Rasmussen For For Management 5.f Re-election of Jorn Ankaer Thomsen For For Management 5.g Re-election of Kurt Anker Nielsen For For Management 5.h Election of Carsten Bjerg For For Management 6 Reappointment of PricewaterhouseCoopers For For Management Statsautoriseret Revisionsaktieselskab as the Company's auditor 7.1 The Board of Directors' proposal: For For Management Adoption of the remuneration policy for Vestas Wind System A/S'Board of Directors and Executive Management 7.2 The Board of Directors' proposal: For For Management Prolongation of the Board of Directors' authorisation to increase the share capital - amendment to Article 3 of the Company's articles of association 7.3 The Board of Directors' proposal: For For Management Authorisation for the Board of Directors to let the company acquire treasury shares 7.4 The Shareholders proposal: The General Against Against Shareholder Meeting decides that Vestas will not use the test centre in Oterild designated by the Danish Government -------------------------------------------------------------------------------- WAL-MART DE MEXICO S A DE C V Ticker: Security ID: P98180105 Meeting Date: MAR 10, 2011 Meeting Type: Ordinary General Meeting Record Date: FEB 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor I Report from the board of directors For For Management II Report from the general director For For Management III Report from the audit and corporate For For Management practices committees IV Approval of the financial information For For Management to December 31, 2010 V Report regarding the situation of the For For Management share repurchase fund VI Approval of the plan to cancel shares For For Management repurchased by the company that are currently treasury shares VII Amendment of section 5 of the Corporate For For Management Bylaw VIII Approval of the plan for allocation of For For Management results for the period from January 1 to December 31, 2010 IX Approval of the plan for the payment of For For Management a dividend of MXN 0.38 per share and the payment of an extraordinary dividend of MXN 0.17 per share X Report regarding the fulfillment of For For Management fiscal obligations XI Report regarding the personnel share For For Management plan XII Report from the Wal Mart De Mexico For For Management Foundation XIII Ratification of the acts of the board For For Management of directors during 2010 XIV Appointment or ratification of the For For Management members of the board of directors XV Appointment or ratification of the For For Management chairpersons of the audit and corporate practices committees XVI Approval of the resolutions that are For For Management contained in the minutes of the general meeting that is held CMMT PLEASE NOTE THAT THIS IS A REVISION DUE None Did not vote Management TO CHANGE IN MEETING TYPE FROM AGM TO-OGM. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY F-ORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU. -------------------------------------------------------------------------------- WOODSIDE PETE LTD Ticker: Security ID: 980228100 Meeting Date: APR 20, 2011 Meeting Type: Annual General Meeting Record Date: APR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 2.a Re-election of Mr Michael Chaney as a For For Management Director 2.b Re-election of Mr David Ian McEvoy as a For For Management Director 3 Adoption of the Remuneration Report For Against Management 4 Modification to Constitution For For Management 5 PLEASE NOTE THAT THIS RESOLUTION IS A Against Against Shareholder SHAREHOLDER PROPOSAL: Amendment to Constitution (Climate Advocacy Shareholder Group) -------------------------------------------------------------------------------- WOOLWORTHS LTD Ticker: Security ID: Q98418108 Meeting Date: NOV 18, 2010 Meeting Type: Annual General Meeting Record Date: NOV 16, 2010 # Proposal Mgt Rec Vote Cast Sponsor CMMT VOTING EXCLUSIONS APPLY TO THIS MEETING None Did not vote Management FOR PROPOSALS 4 AND 6 AND VOTES CAST B-Y ANY INDIVIDUAL OR RELATED PARTY WHO BENEFIT FROM THE PASSING OF THE PROPOSAL-/S WILL BE DISREGARDED BY THE COMPANY. HENCE, IF YOU HAVE OBTAINED BENEFIT OR- EXPECT TO OBTAIN F CMMT PLEASE NOTE THAT THIS IS AN AMENDMENT None Did not vote Management TO MEETING ID 752013 DUE TO CHANGE IN VO-TING STATUS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AN-D YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU. 2 To adopt the remuneration report for For Against Management the financial year ended 27 June 2010 3.a To elect Ms. (Carla) Jayne Hrdlicka as For For Management a Director 3.b PLEASE NOTE THAT THIS RESOLUTION IS A Against Against Shareholder SHAREHOLDER PROPOSAL: To elect Mr. Stephen Mayne as a Director 3.c To re-elect Mr. Ian John Macfarlane as For For Management a Director 4 Woolworths Long Term Incentive Plan For Against Management 5 Alterations to the Constitution For For Management 6 Fees payable to Non-Executive Directors For For Management -------------------------------------------------------------------------------- YAMADA DENKI CO.,LTD. Ticker: Security ID: J95534103 Meeting Date: JUN 29, 2011 Meeting Type: Annual General Meeting Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1. Approve Appropriation of Retained For For Management Earnings 2. Appoint a Corporate Auditor For For Management -------------------------------------------------------------------------------- YAMAHA MOTOR CO.,LTD. Ticker: Security ID: J95776126 Meeting Date: MAR 24, 2011 Meeting Type: Annual General Meeting Record Date: DEC 31, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1. Reduction of the Amounts of Capital For For Management Reserve and Legal Reserve and Appropriation of Surplus 2.1 Appoint a Director For For Management 2.2 Appoint a Director For For Management 2.3 Appoint a Director For For Management 2.4 Appoint a Director For For Management 2.5 Appoint a Director For For Management 2.6 Appoint a Director For For Management 2.7 Appoint a Director For For Management 2.8 Appoint a Director For For Management 2.9 Appoint a Director For For Management 2.10 Appoint a Director For For Management 2.11 Appoint a Director For For Management 3.1 Appoint a Corporate Auditor For For Management 3.2 Appoint a Corporate Auditor For For Management 3.3 Appoint a Corporate Auditor For For Management 4. Appoint a Substitute Corporate Auditor For For Management ======================= RS INVESTMENT QUALITY BOND FUND ======================== There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period. ============================== RS INVESTORS FUND =============================== AGILENT TECHNOLOGIES, INC. Ticker: A Security ID: 00846U101 Meeting Date: MAR 01, 2011 Meeting Type: Annual Record Date: JAN 06, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Heidi Fields For For Management 2 Elect Director David M. Lawrence For For Management 3 Elect Director A. Barry Rand For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- AMERIPRISE FINANCIAL, INC. Ticker: AMP Security ID: 03076C106 Meeting Date: APR 27, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Siri S. Marshall For For Management 2 Elect Director W. Walker Lewis For For Management 3 Elect Director William H. Turner For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- ASSOCIATED BANC-CORP Ticker: ASBC Security ID: 045487105 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 02, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John F. Bergstrom For For Management 1.2 Elect Director Ruth M. Crowley For For Management 1.3 Elect Director Philip B. Flynn For For Management 1.4 Elect Director Ronald R. Harder For For Management 1.5 Elect Director William R. Hutchinson For For Management 1.6 Elect Director Robert A. Jeffe For For Management 1.7 Elect Director Eileen A. Kamerick For For Management 1.8 Elect Director Richard T. Lommen For For Management 1.9 Elect Director J. Douglas Quick For For Management 1.10 Elect Director John C. Seramur For For Management 1.11 Elect Director Karen T. Van Lith For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- CALPINE CORPORATION Ticker: CPN Security ID: 131347304 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frank Cassidy For For Management 1.2 Elect Director Jack A. Fusco For For Management 1.3 Elect Director Robert C. Hinckley For For Management 1.4 Elect Director David C. Merritt For For Management 1.5 Elect Director W. Benjamin Moreland For For Management 1.6 Elect Director Robert A. Mosbacher, Jr For For Management 1.7 Elect Director William E. Oberndorf For For Management 1.8 Elect Director Denise M. O'Leary For For Management 1.9 Elect Director J. Stuart Ryan For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- COMPASS MINERALS INTERNATIONAL, INC. Ticker: CMP Security ID: 20451N101 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Bradley J. Bell For For Management 1.2 Elect Director Richard S. Grant For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency None Two Years Management -------------------------------------------------------------------------------- DENBURY RESOURCES INC. Ticker: DNR Security ID: 247916208 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Wieland F. Wettstein For For Management 1.2 Elect Director Michael L. Beatty For For Management 1.3 Elect Director Michael B. Decker For For Management 1.4 Elect Director Ronald G. Greene For For Management 1.5 Elect Director David I. Heather For For Management 1.6 Elect Director Gregory L. McMichael For For Management 1.7 Elect Director Gareth Roberts For For Management 1.8 Elect Director Phil Rykhoek For For Management 1.9 Elect Director Randy Stein For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Amend Nonqualified Employee Stock For For Management Purchase Plan 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- EBAY INC. Ticker: EBAY Security ID: 278642103 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Fred D. Anderson For For Management 2 Elect Director Edward W. Barnholt For For Management 3 Elect Director Scott D. Cook For For Management 4 Elect Director John J. Donahoe For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Ratify Auditors For For Management 8 Reduce Supermajority Vote Requirement Against For Shareholder -------------------------------------------------------------------------------- FIRST HORIZON NATIONAL CORPORATION Ticker: FHN Security ID: 320517105 Meeting Date: APR 19, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert B. Carter For For Management 2 Elect Director John C. Compton For For Management 3 Elect Director Mark A. Emkes For For Management 4 Elect Director Vicky B. Gregg For For Management 5 Elect Director James A. Haslam, III For For Management 6 Elect Director D. Bryan Jordan For For Management 7 Elect Director R. Brad Martin For For Management 8 Elect Director Vicki R. Palmer For For Management 9 Elect Director Colin V. Reed For For Management 10 Elect Director Michael D. Rose For For Management 11 Elect Director William B. Sansom For For Management 12 Elect Director Luke Yancy III For For Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency One Year One Year Management 15 Ratify Auditors For For Management -------------------------------------------------------------------------------- GAMESTOP CORP. Ticker: GME Security ID: 36467W109 Meeting Date: JUN 21, 2011 Meeting Type: Annual Record Date: MAY 02, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stanley (Mickey) For For Management Steinberg 1.2 Elect Director Gerald R. Szczepanski For For Management 1.3 Elect Director Lawrence S. Zilavy For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency None One Year Management 4 Approve Omnibus Stock Plan For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- GENWORTH MI CANADA INC. Ticker: MIC Security ID: 37252B102 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Brian Hurley as Director For For Management 2 Elect Robert Brannock as Director For Withhold Management 3 Elect Robert Gillespie as Director For For Management 4 Elect Sidney Horn as Director For For Management 5 Elect Brian Kelly as Director For For Management 6 Elect Samuel Marsico as Director For For Management 7 Elect Leon Roday as Director For For Management 8 Elect Jerome Upton as Director For For Management 9 Elect John Walker as Director For For Management 10 Approve KPMG LLP as Auditors and For For Management Authorize Board to Fix Their Remuneration -------------------------------------------------------------------------------- GOLDCORP INC. Ticker: G Security ID: 380956409 Meeting Date: MAY 18, 2011 Meeting Type: Annual/Special Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Ian W. Telfer as Director For For Management 1.2 Elect Douglas M. Holtby as Director For For Management 1.3 Elect Charles A. Jeannes as Director For For Management 1.4 Elect John P. Bell as Director For For Management 1.5 Elect Lawrence I. Bell as Director For For Management 1.6 Elect Beverley A. Briscoe as Director For For Management 1.7 Elect Peter J. Dey as Director For For Management 1.8 Elect P. Randy Reifel as Director For For Management 1.9 Elect A. Dan Rovig as Director For For Management 1.10 Elect Kenneth F. Williamson as Director For For Management 2 Approve Deloitte & Touche LLP as For For Management Auditors and Authorize Board to Fix Their Remuneration 3 Amend Stock Option Plan For For Management 4 Approve Increase in Size of Board from For For Management 10 to 12 5 Improve Human Rights Standards or Against Against Shareholder Policies -------------------------------------------------------------------------------- HASBRO, INC. Ticker: HAS Security ID: 418056107 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Basil L. Anderson For For Management 1.2 Elect Director Alan R. Batkin For For Management 1.3 Elect Director Frank J. Biondi, Jr. For For Management 1.4 Elect Director Kenneth A. Bronfin For For Management 1.5 Elect Director John M. Connors, Jr. For For Management 1.6 Elect Director Michael W.O. Garrett For For Management 1.7 Elect Director Lisa Gersh For For Management 1.8 Elect Director Brian D. Goldner For For Management 1.9 Elect Director Jack M. Greenberg For For Management 1.10 Elect Director Alan G. Hassenfeld For For Management 1.11 Elect Director Tracy A. Leinbach For For Management 1.12 Elect Director Edward M. Philip For For Management 1.13 Elect Director Alfred J. Verrecchia For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- KEYCORP Ticker: KEY Security ID: 493267108 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edward P. Campbell For For Management 1.2 Elect Director Joseph A. Carrabba For For Management 1.3 Elect Director Carol A. Cartwright For For Management 1.4 Elect Director Alexander M. Cutler For For Management 1.5 Elect Director H. James Dallas For For Management 1.6 Elect Director Elizabeth R. Gile For For Management 1.7 Elect Director Ruth Ann M. Gillis For For Management 1.8 Elect Director Kristen L. Manos For For Management 1.9 Elect Director Beth E. Mooney For For Management 1.10 Elect Director Bill R. Sanford For For Management 1.11 Elect Director Barbara R. Snyder For For Management 1.12 Elect Director Edward W. Stack For For Management 1.13 Elect Director Thomas C. Stevens For For Management 2 Approve Executive Incentive Bonus Plan For For Management 3 Amend Code of Regulations Removing All For For Management Shareholder Voting Requirements Greater than the Statutory Norm 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officer's Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- MARTIN MARIETTA MATERIALS, INC. Ticker: MLM Security ID: 573284106 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Sue W. Cole For For Management 1.2 Elect Director Michael J. Quillen For For Management 1.3 Elect Director Stephen P. Zelnak, Jr. For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- MF GLOBAL HOLDINGS LTD Ticker: MF Security ID: 55277J108 Meeting Date: AUG 12, 2010 Meeting Type: Annual Record Date: JUN 30, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David P. Bolger For For Management 2 Elect Director Jon S. Corzine For For Management 3 Elect Director Eileen S. Fusco For For Management 4 Elect Director David Gelber For For Management 5 Elect Director Martin J. Glynn For For Management 6 Elect Director Edward L. Goldberg For For Management 7 Elect Director David I. Schamis For For Management 8 Elect Director Robert S. Sloan For For Management 9 Ratify Auditors For For Management -------------------------------------------------------------------------------- MICROSOFT CORPORATION Ticker: MSFT Security ID: 594918104 Meeting Date: NOV 16, 2010 Meeting Type: Annual Record Date: SEP 03, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Steven A. Ballmer For For Management 2 Elect Director Dina Dublon For For Management 3 Elect Director William H. Gates III For For Management 4 Elect Director Raymond V. Gilmartin For For Management 5 Elect Director Reed Hastings For For Management 6 Elect Director Maria M. Klawe For For Management 7 Elect Director David F. Marquardt For For Management 8 Elect Director Charles H. Noski For For Management 9 Elect Director Helmut Panke For For Management 10 Ratify Auditors For For Management 11 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Environmental Sustainability -------------------------------------------------------------------------------- MYRIAD GENETICS, INC. Ticker: MYGN Security ID: 62855J104 Meeting Date: DEC 03, 2010 Meeting Type: Annual Record Date: OCT 04, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Heiner Dreismann For For Management 1.2 Elect Director Peter D. Meldrum For For Management 2 Approve Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- OCCIDENTAL PETROLEUM CORPORATION Ticker: OXY Security ID: 674599105 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Spencer Abraham For For Management 2 Elect Director Howard I. Atkins For For Management 3 Elect Director Stephen I. Chazen For For Management 4 Elect Director Edward P. Djerejian For For Management 5 Elect Director John E. Feick For For Management 6 Elect Director Margaret M. Foran For For Management 7 Elect Director Carlos M. Gutierrez For For Management 8 Elect Director Ray R. Irani For For Management 9 Elect Director Avedick B. Poladian For For Management 10 Elect Director Rodolfo Segovia For For Management 11 Elect Director Aziz D. Syriani For For Management 12 Elect Director Rosemary Tomich For For Management 13 Elect Director Walter L. Weisman For For Management 14 Ratify Auditors For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency None One Year Management 17 Review Political Expenditures and Against For Shareholder Processes 18 Request Director Nominee with Against Against Shareholder Environmental Qualifications -------------------------------------------------------------------------------- PFIZER INC. Ticker: PFE Security ID: 717081103 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Dennis A. Ausiello For For Management 2 Elect Director Michael S. Brown For For Management 3 Elect Director M. Anthony Burns For For Management 4 Elect Director W. Don Cornwell For For Management 5 Elect Director Frances D. Fergusson For For Management 6 Elect Director William H. Gray III For For Management 7 Elect Director Constance J. Horner For For Management 8 Elect Director James M. Kilts For For Management 9 Elect Director George A. Lorch For For Management 10 Elect Director John P. Mascotte For For Management 11 Elect Director Suzanne Nora Johnson For For Management 12 Elect Director Ian C. Read For For Management 13 Elect Director Stephen W. Sanger For For Management 14 Ratify Auditors For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency Two Years Two Years Management 17 Publish Political Contributions Against Against Shareholder 18 Report on Public Policy Advocacy Against Against Shareholder Process 19 Adopt Policy to Restrain Pharmaceutical Against Against Shareholder Price Increases 20 Provide Right to Act by Written Consent Against Against Shareholder 21 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 22 Report on Animal Testing and Plans for Against Against Shareholder Reduction -------------------------------------------------------------------------------- PRAXAIR, INC. Ticker: PX Security ID: 74005P104 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen F. Angel For For Management 1.2 Elect Director Oscar Bernardes For For Management 1.3 Elect Director Nance K. Dicciani For For Management 1.4 Elect Director Edward G. Galante For For Management 1.5 Elect Director Claire W. Gargalli For For Management 1.6 Elect Director Ira D. Hall For For Management 1.7 Elect Director Raymond W. LeBoeuf For For Management 1.8 Elect Director Larry D. McVay For For Management 1.9 Elect Director Wayne T. Smith For For Management 1.10 Elect Director Robert L. Wood For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Amend Executive Incentive Bonus Plan For For Management 5 Amend Omnibus Stock Plan For Against Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- SOUTHWESTERN ENERGY COMPANY Ticker: SWN Security ID: 845467109 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Lewis E. Epley, Jr. For For Management 2 Elect Director Robert L. Howard For For Management 3 Elect Director Greg D. Kerley For For Management 4 Elect Director Harold M. Korell For For Management 5 Elect Director Vello A. Kuuskraa For For Management 6 Elect Director Kenneth R. Mourton For For Management 7 Elect Director Steven L. Mueller For For Management 8 Elect Director Charles E. Scharlau For For Management 9 Elect Director Alan H. Stevens For For Management 10 Ratify Auditors For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Provide Right to Call Special Meeting For For Management 14 Report on Political Contributions Against Against Shareholder -------------------------------------------------------------------------------- SYMANTEC CORPORATION Ticker: SYMC Security ID: 871503108 Meeting Date: SEP 20, 2010 Meeting Type: Annual Record Date: JUL 26, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Stephen M. Bennett For For Management 2 Elect Director Michael A. Brown For For Management 3 Elect Director William T. Coleman, III For For Management 4 Elect Director Frank E. Dangeard For For Management 5 Elect Director Geraldine B. Laybourne For For Management 6 Elect Director David L. Mahoney For For Management 7 Elect Director Robert S. Miller For For Management 8 Elect Director Enrique Salem For For Management 9 Elect Director Daniel H. Schulman For For Management 10 Elect Director John W. Thompson For For Management 11 Elect Director V. Paul Unruh For For Management 12 Ratify Auditors For For Management 13 Amend Omnibus Stock Plan For For Management 14 Amend Qualified Employee Stock Purchase For For Management Plan =========================== RS LARGE CAP ALPHA FUND ============================ ABBOTT LABORATORIES Ticker: ABT Security ID: 002824100 Meeting Date: APR 29, 2011 Meeting Type: Annual Record Date: MAR 02, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert J. Alpern For For Management 1.2 Elect Director Roxanne S. Austin For For Management 1.3 Elect Director W. James Farrell For For Management 1.4 Elect Director H. Laurance Fuller For For Management 1.5 Elect Director Edward M. Liddy For For Management 1.6 Elect Director Phebe N. Novakovic For For Management 1.7 Elect Director William A. Osborn For For Management 1.8 Elect Director Samuel C. Scott III For For Management 1.9 Elect Director Glenn F. Tilton For For Management 1.10 Elect Director Miles D. White For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Adopt Policy on Pharmaceutical Price Against Against Shareholder Restraint -------------------------------------------------------------------------------- ACTIVISION BLIZZARD, INC. Ticker: ATVI Security ID: 00507V109 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 05, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Philippe G.H. Capron For For Management 2 Elect Director Robert J. Corti For For Management 3 Elect Director Frederic R. Crepin For For Management 4 Elect Director Lucian Grainge For For Management 5 Elect Director Brian G. Kelly For For Management 6 Elect Director Robert A. Kotick For For Management 7 Elect Director Jean-Bernard Levy For For Management 8 Elect Director Robert J. Morgado For For Management 9 Elect Director Stephane Roussel For For Management 10 Elect Director Richard Sarnoff For For Management 11 Elect Director Regis Turrini For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- AFLAC INCORPORATED Ticker: AFL Security ID: 001055102 Meeting Date: MAY 02, 2011 Meeting Type: Annual Record Date: FEB 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Daniel P. Amos For For Management 2 Elect Director John Shelby Amos II For For Management 3 Elect Director Paul S. Amos II For For Management 4 Elect Director Michael H. Armacost For For Management 5 Elect Director Kriss Cloninger III For For Management 6 Elect Director Elizabeth J. Hudson For For Management 7 Elect Director Douglas W. Johnson For For Management 8 Elect Director Robert B. Johnson For For Management 9 Elect Director Charles B. Knapp For For Management 10 Elect Director E. Stephen Purdom For For Management 11 Elect Director Barbara K. Rimer For For Management 12 Elect Director Marvin R. Schuster For For Management 13 Elect Director David Gary Thompson For For Management 14 Elect Director Robert L. Wright For For Management 15 Elect Director Takuro Yoshida For For Management 16 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 17 Advisory Vote on Say on Pay Frequency One Year One Year Management 18 Ratify Auditors For For Management -------------------------------------------------------------------------------- AGILENT TECHNOLOGIES, INC. Ticker: A Security ID: 00846U101 Meeting Date: MAR 01, 2011 Meeting Type: Annual Record Date: JAN 06, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Heidi Fields For For Management 2 Elect Director David M. Lawrence For For Management 3 Elect Director A. Barry Rand For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- BHP BILLITON LIMITED (FORMERLY BHP LTD.) Ticker: BHP Security ID: 088606108 Meeting Date: NOV 16, 2010 Meeting Type: Annual Record Date: SEP 17, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve the Financial Statements and For For Management Statutory Reports for the Financial Year Ended June 30, 2010 2 Elect John Buchanan as a Director of For For Management BHP Billiton Ltd and BHP Billiton Plc 3 Elect David Crawford as a Director of For For Management BHP Billiton Ltd and BHP Billiton Plc 4 Elect Keith Rumble as a Director of BHP For For Management Billiton Ltd and BHP Billiton Plc 5 Elect John Schubert as a Director of For For Management BHP Billiton Ltd and BHP Billiton Plc 6 Elect Jacques Nasser as a Director of For For Management BHP Billiton Ltd and BHP Billiton Plc 7 Elect Malcolm Broomhead as a Director For For Management of BHP Billiton Ltd and BHP Billiton Plc 8 Elect Carolyn Hewson as a Director of For For Management BHP Billiton Ltd and BHP Billiton Plc 9 Appoint KPMG Audit Plc as Auditors of For For Management BHP Billiton Plc 10 Authorize Issuance of Equity or For For Management Equity-Linked Securities with Preemptive Rights Up to an Amount of $277.98 Million 11 Approve Issuance of Equity or For For Management Equity-Linked Securities without Preemptive Rights Up to an Aggregate Nominal Amount of $55.78 Million 12 Approve the Repurchase of Up to 223.11 For For Management Million Shares in BHP Billiton Plc 13 Approve the Remuneration Report for the For For Management Fiscal Year Ended June 30, 2010 14 Approve the Amendments to the BHP For For Management Billiton Ltd Long Term Incentive Plan and to the BHP Billiton Plc Long Term Incentive Plan 15 Approve the Grant of Deferred Shares For For Management and Options Under the BHP Billiton Ltd Group Incentive Scheme and Performance Shares Under the BHP Billiton Ltd Long Term Incentive Plan to Marius Kloppers, Executive Director 16 Approve the Amendments to Constitution For For Management of BHP Billiton Ltd 17 Approve the Amendments to the Articles For For Management of Association of BHP Billiton Plc -------------------------------------------------------------------------------- CANADIAN NATURAL RESOURCES LIMITED Ticker: CNQ Security ID: 136385101 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect C.M. Best, S.W. Laut, N.M. For For Management Edwards, Keith A.J. MacPhail, T.W. Faithfull, A.P. Markin, G.A. Filmon, F.J. McKenna, C.L. Fong, J.S. Palmer, G.D. Giffin, E.R. Smith, W.A. Gobert, and D.A. Tuer as Directors 1.1 Elect Director Catherine M. Best For For Management 1.2 Elect Director N. Murray Edwards For For Management 1.3 Elect Director Timothy W. Faithfull For For Management 1.4 Elect Director Gary A. Filmon For For Management 1.5 Elect Director Christopher L. Fong For For Management 1.6 Elect Director Gordon D. Giffin For For Management 1.7 Elect Director Wilfred A. Gobert For For Management 1.8 Elect Director Steve W. Laut For For Management 1.9 Elect Director Keith A.J. MacPhail For For Management 1.10 Elect Director Allan P. Markin For For Management 1.11 Elect Director Frank J. McKenna For For Management 1.12 Elect Director James S. Palmer For For Management 1.13 Elect Director Eldon R. Smith For For Management 1.14 Elect Director David A. Tuer For For Management 2 Approve PricewaterhouseCoopers LLP as For For Management Auditors and Authorize Board to Fix Their Remuneration -------------------------------------------------------------------------------- CITIGROUP INC. Ticker: C Security ID: 172967101 Meeting Date: APR 21, 2011 Meeting Type: Annual Record Date: FEB 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Alain J.P. Belda For For Management 2 Elect Director Timothy C. Collins For For Management 3 Elect Director Jerry A. Grundhofer For For Management 4 Elect Director Robert L. Joss For For Management 5 Elect Director Michael E. O'Neill For For Management 6 Elect Director Vikram S. Pandit For For Management 7 Elect Director Richard D. Parsons For For Management 8 Elect Director Lawrence R. Ricciardi For For Management 9 Elect Director Judith Rodin For For Management 10 Elect Director Robert L. Ryan For For Management 11 Elect Director Anthony M. Santomero For For Management 12 Elect Director Diana L. Taylor For For Management 13 Elect Director William S. Thompson, Jr. For For Management 14 Elect Director Ernesto Zedillo For For Management 15 Ratify Auditors For For Management 16 Amend Omnibus Stock Plan For Against Management 17 Approve Executive Incentive Bonus Plan For For Management 18 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 19 Advisory Vote on Say on Pay Frequency One Year One Year Management 20 Approve Reverse Stock Split For For Management 21 Affirm Political Non-Partisanship Against Against Shareholder 22 Report on Political Contributions Against For Shareholder 23 Report on Restoring Trust and Against Against Shareholder Confidence in the Financial System 24 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 25 Require Audit Committee Review and Against For Shareholder Report on Controls Related to Loans, Foreclosure and Securitizations -------------------------------------------------------------------------------- COVIDIEN PUBLIC LIMITED COMPANY Ticker: COV Security ID: G2554F105 Meeting Date: MAR 15, 2011 Meeting Type: Annual Record Date: JAN 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Craig Arnold For For Management 2 Elect Director Robert H. Brust For For Management 3 Elect Director John M. Connors, Jr. For For Management 4 Elect Director Christopher J. Coughlin For For Management 5 Elect Director Timothy M. Donahue For For Management 6 Elect Director Kathy J. Herbert For For Management 7 Elect Director Randall J. Hogan III For For Management 8 Elect Director Richard J. Meelia For For Management 9 Elect Director Dennis H. Reilley For For Management 10 Elect Director Tadataka Yamada For For Management 11 Elect Director Joseph A. Zaccagnino For For Management 12 Approve Deloitte & Touche LLP as For For Management Auditors and Authorize Board to Fix Their Remuneration 13 Approve Reverse Stock Split Immediately For For Management Followed by a Forward Stock Split 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency Three Three Years Management Years -------------------------------------------------------------------------------- CVS CAREMARK CORPORATION Ticker: CVS Security ID: 126650100 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Edwin M. Banks For For Management 2 Elect Director C. David Brown II For For Management 3 Elect Director David W. Dorman For For Management 4 Elect Director Anne M. Finucane For For Management 5 Elect Director Kristen Gibney Williams For For Management 6 Elect Director Marian L. Heard For For Management 7 Elect Director Larry J. Merlo For For Management 8 Elect Director Jean-Pierre Millon For For Management 9 Elect Director Terrence Murray For For Management 10 Elect Director C.A. Lance Piccolo For For Management 11 Elect Director Richard J. Swift For For Management 12 Elect Director Tony L. White For For Management 13 Ratify Auditors For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency One Year One Year Management 16 Report on Political Contributions Against Against Shareholder 17 Provide Right to Act by Written Consent Against Against Shareholder -------------------------------------------------------------------------------- EBAY INC. Ticker: EBAY Security ID: 278642103 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Fred D. Anderson For For Management 2 Elect Director Edward W. Barnholt For For Management 3 Elect Director Scott D. Cook For For Management 4 Elect Director John J. Donahoe For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Ratify Auditors For For Management 8 Reduce Supermajority Vote Requirement Against For Shareholder -------------------------------------------------------------------------------- GENWORTH FINANCIAL, INC. Ticker: GNW Security ID: 37247D106 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Steven W. Alesio For For Management 2 Elect Director William H. Bolinder For For Management 3 Elect Director Michael D. Fraizer For For Management 4 Elect Director Nancy J. Karch For For Management 5 Elect Director J. Robert "Bob" Kerrey For For Management 6 Elect Director Risa J. Lavizzo-Mourey For For Management 7 Elect Director Christine B. Mead For For Management 8 Elect Director Thomas E. Moloney For For Management 9 Elect Director James A. Parke For For Management 10 Elect Director James S. Riepe For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Ratify Auditors For For Management -------------------------------------------------------------------------------- GOLDCORP INC. Ticker: G Security ID: 380956409 Meeting Date: MAY 18, 2011 Meeting Type: Annual/Special Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Ian W. Telfer as Director For For Management 1.2 Elect Douglas M. Holtby as Director For For Management 1.3 Elect Charles A. Jeannes as Director For For Management 1.4 Elect John P. Bell as Director For For Management 1.5 Elect Lawrence I. Bell as Director For For Management 1.6 Elect Beverley A. Briscoe as Director For For Management 1.7 Elect Peter J. Dey as Director For For Management 1.8 Elect P. Randy Reifel as Director For For Management 1.9 Elect A. Dan Rovig as Director For For Management 1.10 Elect Kenneth F. Williamson as Director For For Management 2 Approve Deloitte & Touche LLP as For For Management Auditors and Authorize Board to Fix Their Remuneration 3 Amend Stock Option Plan For For Management 4 Approve Increase in Size of Board from For For Management 10 to 12 5 Improve Human Rights Standards or Against Against Shareholder Policies -------------------------------------------------------------------------------- HASBRO, INC. Ticker: HAS Security ID: 418056107 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Basil L. Anderson For For Management 1.2 Elect Director Alan R. Batkin For For Management 1.3 Elect Director Frank J. Biondi, Jr. For For Management 1.4 Elect Director Kenneth A. Bronfin For For Management 1.5 Elect Director John M. Connors, Jr. For For Management 1.6 Elect Director Michael W.O. Garrett For For Management 1.7 Elect Director Lisa Gersh For For Management 1.8 Elect Director Brian D. Goldner For For Management 1.9 Elect Director Jack M. Greenberg For For Management 1.10 Elect Director Alan G. Hassenfeld For For Management 1.11 Elect Director Tracy A. Leinbach For For Management 1.12 Elect Director Edward M. Philip For For Management 1.13 Elect Director Alfred J. Verrecchia For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- HONEYWELL INTERNATIONAL INC. Ticker: HON Security ID: 438516106 Meeting Date: APR 25, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Gordon M. Bethune For For Management 2 Elect Director Kevin Burke For For Management 3 Elect Director Jaime Chico Pardo For For Management 4 Elect Director David M. Cote For For Management 5 Elect Director D. Scott Davis For For Management 6 Elect Director Linnet F. Deily For For Management 7 Elect Director Judd Gregg For For Management 8 Elect Director Clive R. Hollick For For Management 9 Elect Director George Paz For For Management 10 Elect Director Bradley T. Sheares For For Management 11 Ratify Auditors For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management 14 Approve Omnibus Stock Plan For Against Management 15 Amend Executive Incentive Bonus Plan For For Management 16 Provide Right to Act by Written Consent Against For Shareholder 17 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings -------------------------------------------------------------------------------- KEYCORP Ticker: KEY Security ID: 493267108 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edward P. Campbell For For Management 1.2 Elect Director Joseph A. Carrabba For For Management 1.3 Elect Director Carol A. Cartwright For For Management 1.4 Elect Director Alexander M. Cutler For For Management 1.5 Elect Director H. James Dallas For For Management 1.6 Elect Director Elizabeth R. Gile For For Management 1.7 Elect Director Ruth Ann M. Gillis For For Management 1.8 Elect Director Kristen L. Manos For For Management 1.9 Elect Director Beth E. Mooney For For Management 1.10 Elect Director Bill R. Sanford For For Management 1.11 Elect Director Barbara R. Snyder For For Management 1.12 Elect Director Edward W. Stack For For Management 1.13 Elect Director Thomas C. Stevens For For Management 2 Approve Executive Incentive Bonus Plan For For Management 3 Amend Code of Regulations Removing All For For Management Shareholder Voting Requirements Greater than the Statutory Norm 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officer's Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- MARTIN MARIETTA MATERIALS, INC. Ticker: MLM Security ID: 573284106 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Sue W. Cole For For Management 1.2 Elect Director Michael J. Quillen For For Management 1.3 Elect Director Stephen P. Zelnak, Jr. For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- MERCK & CO., INC. Ticker: MRK Security ID: 58933Y105 Meeting Date: MAY 24, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Leslie A. Brun For For Management 2 Elect Director Thomas R. Cech For For Management 3 Elect Director Richard T. Clark For For Management 4 Elect Director Kenneth C. Frazier For For Management 5 Elect Director Thomas H. Glocer For For Management 6 Elect Director Steven F. Goldstone For For Management 7 Elect Director William B. Harrison. Jr. For For Management 8 Elect Director Harry R. Jacobson For For Management 9 Elect Director William N. Kelley For For Management 10 Elect Director C. Robert Kidder For For Management 11 Elect Director Rochelle B. Lazarus For For Management 12 Elect Director Carlos E. Represas For For Management 13 Elect Director Patricia F. Russo For For Management 14 Elect Director Thomas E. Shenk For For Management 15 Elect Director Anne M. Tatlock For For Management 16 Elect Director Craig B. Thompson For For Management 17 Elect Director Wendell P. Weeks For For Management 18 Elect Director Peter C. Wendell For For Management 19 Ratify Auditors For For Management 20 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 21 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- METLIFE, INC. Ticker: MET Security ID: 59156R108 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Steven A. Kandarian For For Management 1.2 Elect Director Sylvia Mathews Burwell For For Management 1.3 Elect Director Eduardo Castro-Wright For For Management 1.4 Elect Director Cheryl W. Grise For For Management 1.5 Elect Director Lulu C. Wang For For Management 2 Declassify the Board of Directors For For Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- MICROSOFT CORPORATION Ticker: MSFT Security ID: 594918104 Meeting Date: NOV 16, 2010 Meeting Type: Annual Record Date: SEP 03, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Steven A. Ballmer For For Management 2 Elect Director Dina Dublon For For Management 3 Elect Director William H. Gates III For For Management 4 Elect Director Raymond V. Gilmartin For For Management 5 Elect Director Reed Hastings For For Management 6 Elect Director Maria M. Klawe For For Management 7 Elect Director David F. Marquardt For For Management 8 Elect Director Charles H. Noski For For Management 9 Elect Director Helmut Panke For For Management 10 Ratify Auditors For For Management 11 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Environmental Sustainability -------------------------------------------------------------------------------- OCCIDENTAL PETROLEUM CORPORATION Ticker: OXY Security ID: 674599105 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Spencer Abraham For For Management 2 Elect Director Howard I. Atkins For For Management 3 Elect Director Stephen I. Chazen For For Management 4 Elect Director Edward P. Djerejian For For Management 5 Elect Director John E. Feick For For Management 6 Elect Director Margaret M. Foran For For Management 7 Elect Director Carlos M. Gutierrez For For Management 8 Elect Director Ray R. Irani For For Management 9 Elect Director Avedick B. Poladian For For Management 10 Elect Director Rodolfo Segovia For For Management 11 Elect Director Aziz D. Syriani For For Management 12 Elect Director Rosemary Tomich For For Management 13 Elect Director Walter L. Weisman For For Management 14 Ratify Auditors For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency None One Year Management 17 Review Political Expenditures and Against For Shareholder Processes 18 Request Director Nominee with Against Against Shareholder Environmental Qualifications -------------------------------------------------------------------------------- PFIZER INC. Ticker: PFE Security ID: 717081103 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Dennis A. Ausiello For For Management 2 Elect Director Michael S. Brown For For Management 3 Elect Director M. Anthony Burns For For Management 4 Elect Director W. Don Cornwell For For Management 5 Elect Director Frances D. Fergusson For For Management 6 Elect Director William H. Gray III For For Management 7 Elect Director Constance J. Horner For For Management 8 Elect Director James M. Kilts For For Management 9 Elect Director George A. Lorch For For Management 10 Elect Director John P. Mascotte For For Management 11 Elect Director Suzanne Nora Johnson For For Management 12 Elect Director Ian C. Read For For Management 13 Elect Director Stephen W. Sanger For For Management 14 Ratify Auditors For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency Two Years Two Years Management 17 Publish Political Contributions Against Against Shareholder 18 Report on Public Policy Advocacy Against Against Shareholder Process 19 Adopt Policy to Restrain Pharmaceutical Against Against Shareholder Price Increases 20 Provide Right to Act by Written Consent Against Against Shareholder 21 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 22 Report on Animal Testing and Plans for Against Against Shareholder Reduction -------------------------------------------------------------------------------- PRAXAIR, INC. Ticker: PX Security ID: 74005P104 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen F. Angel For For Management 1.2 Elect Director Oscar Bernardes For For Management 1.3 Elect Director Nance K. Dicciani For For Management 1.4 Elect Director Edward G. Galante For For Management 1.5 Elect Director Claire W. Gargalli For For Management 1.6 Elect Director Ira D. Hall For For Management 1.7 Elect Director Raymond W. LeBoeuf For For Management 1.8 Elect Director Larry D. McVay For For Management 1.9 Elect Director Wayne T. Smith For For Management 1.10 Elect Director Robert L. Wood For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Amend Executive Incentive Bonus Plan For For Management 5 Amend Omnibus Stock Plan For Against Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- PRUDENTIAL FINANCIAL, INC. Ticker: PRU Security ID: 744320102 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Thomas J. Baltimore, Jr. For For Management 2 Elect Director Gordon M. Bethune For For Management 3 Elect Director Gaston Caperton For For Management 4 Elect Director Gilbert F. Casellas For For Management 5 Elect Director James G. Cullen For For Management 6 Elect Director William H. Gray, III For For Management 7 Elect Director Mark B. Grier For For Management 8 Elect Director Constance J. Horner For For Management 9 Elect Director Martina Hund-Mejean For For Management 10 Elect Director Karl J. Krapek For For Management 11 Elect Director Christine A. Poon For For Management 12 Elect Director John R. Strangfield For For Management 13 Elect Director James A. Unruh For For Management 14 Ratify Auditors For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency One Year One Year Management 17 Reduce Supermajority Vote Requirement For For Shareholder 18 Report on Lobbying Contributions and Against Against Shareholder Expenses -------------------------------------------------------------------------------- REGIONS FINANCIAL CORPORATION Ticker: RF Security ID: 7591EP100 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Samuel W. Bartholomew, For For Management Jr. 2 Elect Director George W. Bryan For For Management 3 Elect Director Carolyn H. Byrd For For Management 4 Elect Director David J. Cooper, Sr. For For Management 5 Elect Director Earnest W. Deavenport, For For Management Jr. 6 Elect Director Don DeFosset For For Management 7 Elect Director Eric C. Fast For For Management 8 Elect Director O.B. Grayson Hall, Jr. For For Management 9 Elect Director Charles D. McCrary For For Management 10 Elect Director James R. Malone For For Management 11 Elect Director Susan W. Matlock For For Management 12 Elect Director John E. Maupin, Jr. For For Management 13 Elect Director John R. Roberts For For Management 14 Elect Director Lee J. Styslinger III For For Management 15 Advisory Vote on Executive Compensation For For Management 16 Ratify Auditors For For Management 17 Report on Political Contributions Against Against Shareholder -------------------------------------------------------------------------------- SCHLUMBERGER LIMITED Ticker: SLB Security ID: 806857108 Meeting Date: APR 06, 2011 Meeting Type: Annual Record Date: FEB 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Philippe Camus For For Management 1.2 Elect Director Peter L.S. Currie For For Management 1.3 Elect Director Andrew Gould For For Management 1.4 Elect Director Tony Isaac For For Management 1.5 Elect Director K. Vaman Kamath For For Management 1.6 Elect Director Nikolay Kudryavtsev For For Management 1.7 Elect Director Adrian Lajous For For Management 1.8 Elect Director Michael E. Marks For For Management 1.9 Elect Director Elizabeth Moler For For Management 1.10 Elect Director Leo Rafael Reif For For Management 1.11 Elect Director Tore I. Sandvold For For Management 1.12 Elect Director Henri Seydoux For For Management 1.13 Elect Director Paal Kibsgaard For For Management 1.14 Elect Director Lubna S. Olayan For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Two Years Two Years Management 4 Increase Authorized Common Stock For For Management 5 Adopt Plurality Voting for Contested For For Management Election of Directors 6 Adopt and Approve Financials and For For Management Dividends 7 Ratify PricewaterhouseCoopers LLP as For For Management Auditors -------------------------------------------------------------------------------- SOUTHWESTERN ENERGY COMPANY Ticker: SWN Security ID: 845467109 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Lewis E. Epley, Jr. For For Management 2 Elect Director Robert L. Howard For For Management 3 Elect Director Greg D. Kerley For For Management 4 Elect Director Harold M. Korell For For Management 5 Elect Director Vello A. Kuuskraa For For Management 6 Elect Director Kenneth R. Mourton For For Management 7 Elect Director Steven L. Mueller For For Management 8 Elect Director Charles E. Scharlau For For Management 9 Elect Director Alan H. Stevens For For Management 10 Ratify Auditors For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Provide Right to Call Special Meeting For For Management 14 Report on Political Contributions Against Against Shareholder -------------------------------------------------------------------------------- STATE STREET CORPORATION Ticker: STT Security ID: 857477103 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director K. Burnes For For Management 2 Elect Director P. Coym For For Management 3 Elect Director P. De Saint-Aignan For For Management 4 Elect Director A. Fawcett For For Management 5 Elect Director D. Gruber For For Management 6 Elect Director L. Hill For For Management 7 Elect Director J. Hooley For For Management 8 Elect Director R. Kaplan For For Management 9 Elect Director C. LaMantia For For Management 10 Elect Director R. Sergel For For Management 11 Elect Director R. Skates For For Management 12 Elect Director G. Summe For For Management 13 Elect Director R. Weissman For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency One Year One Year Management 16 Approve Executive Incentive Bonus Plan For For Management 17 Ratify Auditors For For Management 18 Report on Political Contributions Against Against Shareholder -------------------------------------------------------------------------------- SYMANTEC CORPORATION Ticker: SYMC Security ID: 871503108 Meeting Date: SEP 20, 2010 Meeting Type: Annual Record Date: JUL 26, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Stephen M. Bennett For For Management 2 Elect Director Michael A. Brown For For Management 3 Elect Director William T. Coleman, III For For Management 4 Elect Director Frank E. Dangeard For For Management 5 Elect Director Geraldine B. Laybourne For For Management 6 Elect Director David L. Mahoney For For Management 7 Elect Director Robert S. Miller For For Management 8 Elect Director Enrique Salem For For Management 9 Elect Director Daniel H. Schulman For For Management 10 Elect Director John W. Thompson For For Management 11 Elect Director V. Paul Unruh For For Management 12 Ratify Auditors For For Management 13 Amend Omnibus Stock Plan For For Management 14 Amend Qualified Employee Stock Purchase For For Management Plan -------------------------------------------------------------------------------- SYNOPSYS, INC. Ticker: SNPS Security ID: 871607107 Meeting Date: MAR 24, 2011 Meeting Type: Annual Record Date: JAN 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Aart J. De Geus For For Management 1.2 Elect Director Alfred Castino For For Management 1.3 Elect Director Chi-Foon Chan For For Management 1.4 Elect Director Bruce R. Chizen For For Management 1.5 Elect Director Deborah A. Coleman For For Management 1.6 Elect Director John Schwarz For For Management 1.7 Elect Director Roy Vallee For For Management 1.8 Elect Director Steven C. Walske For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- TALISMAN ENERGY INC. Ticker: TLM Security ID: 87425E103 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Christiane Bergevin For For Management 1.2 Elect Director Donald J. Carty For For Management 1.3 Elect Director William R.P. Dalton For For Management 1.4 Elect Director Kevin S. Dunne For For Management 1.5 Elect Director Harold N. Kvisle For For Management 1.6 Elect Director John A. Manzoni For For Management 1.7 Elect Director Lisa A. Stewart For For Management 1.8 Elect Director Peter W. Tomsett For For Management 1.9 Elect Director Charles R. Williamson For For Management 1.10 Elect Director Charles M. Winograd For For Management 2 Ratify Ernst & Young LLP as Auditors For For Management 3 Approve Shareholder Rights Plan For For Management 4 Advisory Vote on Executive Compensation For For Management Approach -------------------------------------------------------------------------------- THE ALLSTATE CORPORATION Ticker: ALL Security ID: 020002101 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director F. Duane Ackerman For For Management 2 Elect Director Robert D. Beyer For For Management 3 Elect Director W. James Farrell For For Management 4 Elect Director Jack M. Greenberg For For Management 5 Elect Director Ronald T. Lemay For For Management 6 Elect Director Andrea Redmond For For Management 7 Elect Director H. John Riley, Jr. For For Management 8 Elect Director Joshua I. Smith For For Management 9 Elect Director Judith A. Sprieser For For Management 10 Elect Director Mary Alice Taylor For For Management 11 Elect Director Thomas J. Wilson For For Management 12 Ratify Auditors For For Management 13 Provide Right to Call Special Meeting For For Management 14 Adopt the Jurisdiction of Incorporation For For Management as the Exclusive Forum for Certain Disputes 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency Three One Year Management Years 17 Provide Right to Act by Written Consent Against Against Shareholder 18 Report on Political Contributions Against Against Shareholder -------------------------------------------------------------------------------- THE GAP, INC. Ticker: GPS Security ID: 364760108 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Adrian D.P. Bellamy For For Management 1.2 Elect Director Domenico De Sole For For Management 1.3 Elect Director Robert J. Fisher For For Management 1.4 Elect Director William S. Fisher For For Management 1.5 Elect Director Bob L. Martin For For Management 1.6 Elect Director Jorge P. Montoya For For Management 1.7 Elect Director Glenn K. Murphy For For Management 1.8 Elect Director Mayo A. Shattuck III For For Management 1.9 Elect Director Katherine Tsang For For Management 1.10 Elect Director Kneeland C. Youngblood For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- WARNER CHILCOTT PUBLIC LIMITED COMPANY Ticker: WCRX Security ID: G94368100 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Todd M. Abbrecht For For Management 2 Elect Director Liam M. Fitzgerald For For Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management ========================== RS LOW DURATION BOND FUND =========================== There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period. ============================ RS MID CAP GROWTH FUND ============================ AFFILIATED MANAGERS GROUP, INC. Ticker: AMG Security ID: 008252108 Meeting Date: MAY 31, 2011 Meeting Type: Annual Record Date: APR 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Samuel T. Byrne For For Management 1.2 Elect Director Dwight D. Churchill For For Management 1.3 Elect Director Sean M. Healey For For Management 1.4 Elect Director Harold J. Meyerman For For Management 1.5 Elect Director William J. Nutt For For Management 1.6 Elect Director Rita M. Rodriguez For For Management 1.7 Elect Director Patrick T. Ryan For For Management 1.8 Elect Director Jide J. Zeitlin For For Management 2 Approve Stock Option Plan For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- AKAMAI TECHNOLOGIES, INC. Ticker: AKAM Security ID: 00971T101 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director C. Kim Goodwin For For Management 2 Elect Director David W. Kenny For For Management 3 Elect Director Peter J. Kight For For Management 4 Elect Director Frederic V. Salerno For For Management 5 Amend Omnibus Stock Plan For Against Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- ALCATEL LUCENT Ticker: ALU Security ID: 013904305 Meeting Date: MAY 27, 2011 Meeting Type: Annual/Special Record Date: MAR 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Financial Statements and For For Management Statutory Reports 2 Accept Consolidated Financial For For Management Statements and Statutory Reports 3 Approve Allocation of Income and For For Management Absence of Dividends 4 Reelect Daniel Bernard as Director For For Management 5 Reelect W. Frank Blount as Director For For Management 6 Acknowledge Auditors' Special Report For For Management Regarding Related-Party Transactions and Absence of New Related-Party Transaction 7 Authorize Repurchase of Up to 10 For For Management Percent of Issued Share Capital 8 Approve Reduction in Share Capital via For For Management Cancellation of Repurchased Shares 9 Amend Articles 16 and 21 of Bylaws Re: For For Management Electronic Signature and Shareholders Identification 10 Authorize Filing of Required For For Management Documents/Other Formalities -------------------------------------------------------------------------------- ALEXION PHARMACEUTICALS, INC. Ticker: ALXN Security ID: 015351109 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Leonard Bell For For Management 1.2 Elect Director Max Link For For Management 1.3 Elect Director William R. Keller For For Management 1.4 Elect Director Joseph A. Madri For For Management 1.5 Elect Director Larry L. Mathis For For Management 1.6 Elect Director R. Douglas Norby For For Management 1.7 Elect Director Alvin S. Parven For For Management 1.8 Elect Director Andreas Rummelt For For Management 1.9 Elect Director Ann M. Veneman For For Management 2 Increase Authorized Common Stock For For Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- ALLSCRIPTS HEALTHCARE SOLUTIONS, INC. Ticker: MDRX Security ID: 01988P108 Meeting Date: NOV 04, 2010 Meeting Type: Annual Record Date: SEP 14, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dennis Chookaszian For For Management 1.2 Elect Director Eugene V. Fife For For Management 1.3 Elect Director Marcel L. "Gus" Gamache For For Management 1.4 Elect Director Philip D. Green For For Management 1.5 Elect Director Edward A. Kangas For For Management 1.6 Elect Director John King For For Management 1.7 Elect Director Michael J. Kluger For For Management 1.8 Elect Director Philip M. Pead For For Management 1.9 Elect Director Glen E. Tullman For For Management 1.10 Elect Director Stephen Wilson For For Management 2 Amend Qualified Employee Stock Purchase For For Management Plan 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- ALLSCRIPTS HEALTHCARE SOLUTIONS, INC. Ticker: MDRX Security ID: 01988P108 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dennis Chookaszian For For Management 1.2 Elect Director Eugene V. Fife For For Management 1.3 Elect Director Marcel L. "Gus" Gamache For For Management 1.4 Elect Director Philip D. Green For For Management 1.5 Elect Director Edward A. Kangas For For Management 1.6 Elect Director Michael J. Kluger For For Management 1.7 Elect Director Philip M. Pead For For Management 1.8 Elect Director Glen E. Tullman For For Management 2 Approve Omnibus Stock Plan For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- AMETEK, INC. Ticker: AME Security ID: 031100100 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Anthony J. Conti For For Management 1.2 Elect Director Frank S. Hermance For For Management 2 Approve Omnibus Stock Plan For Against Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three Three Years Management Years 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- BE AEROSPACE, INC. Ticker: BEAV Security ID: 073302101 Meeting Date: JUL 29, 2010 Meeting Type: Annual Record Date: JUN 01, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jim C. Cowart For For Management 1.2 Elect Director Arthur E. Wegner For For Management 2 Ratify Auditors For For Management 3 Amend Qualified Employee Stock Purchase For Against Management Plan -------------------------------------------------------------------------------- BROOKDALE SENIOR LIVING INC. Ticker: BKD Security ID: 112463104 Meeting Date: JUN 15, 2011 Meeting Type: Annual Record Date: APR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Wesley R. Edens For Withhold Management 1.2 Elect Director Frank M. Bumstead For For Management 1.3 Elect Director W.E. Sheriff For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- CAMERON INTERNATIONAL CORPORATION Ticker: CAM Security ID: 13342B105 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Peter J. Fluor For For Management 2 Elect Director Jack B. Moore For For Management 3 Elect Director David Ross For For Management 4 Ratify Auditors For For Management 5 Approve Executive Incentive Bonus Plan For For Management 6 Amend Omnibus Stock Plan For Against Management 7 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 8 Advisory Vote on Say on Pay Frequency None One Year Management -------------------------------------------------------------------------------- CARMAX, INC. Ticker: KMX Security ID: 143130102 Meeting Date: JUN 27, 2011 Meeting Type: Annual Record Date: APR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Thomas J. Folliard For For Management 1.2 Elect Director Rakesh Gangwal For For Management 1.3 Elect Director Shira Goodman For For Management 1.4 Elect Director W. Robert Grafton For For Management 1.5 Elect Director Edgar H. Grubb For For Management 1.6 Elect Director Mitchell D. Steenrod For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- CERNER CORPORATION Ticker: CERN Security ID: 156782104 Meeting Date: MAY 27, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Denis A. Cortese For For Management 2 Elect Director John C. Danforth For For Management 3 Elect Director Neal L. Patterson For For Management 4 Elect Director William D. Zollars For For Management 5 Ratify Auditors For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management 8 Approve Omnibus Stock Plan For For Management 9 Amend Qualified Employee Stock Purchase For For Management Plan 10 Increase Authorized Common Stock For For Management 11 Eliminate Class of Preferred Stock For For Management -------------------------------------------------------------------------------- CONCHO RESOURCES INC. Ticker: CXO Security ID: 20605P101 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Timothy A. Leach For For Management 1.2 Elect Director William H. Easter III For For Management 1.3 Elect Director W. Howard Keenan, Jr. For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three Three Years Management Years -------------------------------------------------------------------------------- CORE LABORATORIES NV Ticker: CEI Security ID: N22717107 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David M. Demshur For For Management 1.2 Elect Director Rene R. Joyce For For Management 1.3 Elect Director Michael C. Kearney For For Management 1.4 Elect Director Jan Willem Sodderland For For Management 2 Approve Financial Statements and For For Management Statutory Reports 3 Approve Cancellation of Repurchased For For Management Shares 4 Authorize Repurchase of Up to 25.6 For For Management Percent of Issued Share Capital 5 Grant Board Authority to Issue Ordinary For For Management and Preference Shares Up To 20 Percent of Issued Capital 6 Authorize Board to Exclude Preemptive For For Management Rights from Issuance under Item 5 7 Ratify PricewaterhouseCoopers as For For Management Auditors 8 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 9 Advisory Vote on Say on Pay Frequency Three Three Years Management Years -------------------------------------------------------------------------------- CUMMINS INC. Ticker: CMI Security ID: 231021106 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Theodore M. Solso For For Management 2 Elect Director N. Thomas Linebarger For For Management 3 Elect Director William I. Miller For For Management 4 Elect Director Alexis M. Herman For For Management 5 Elect Director Georgia R. Nelson For For Management 6 Elect Director Carl Ware For For Management 7 Elect Director Robert K. Herdman For For Management 8 Elect Director Robert J. Bernhard For For Management 9 Elect Director Franklin R. Chang-Diaz For For Management 10 Elect Director Stephen B. Dobbs For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Ratify Auditors For For Management -------------------------------------------------------------------------------- ECOLAB INC. Ticker: ECL Security ID: 278865100 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Douglas M. Baker, Jr. For For Management 2 Elect Director Barbara J. Beck For For Management 3 Elect Director Jerry W. Levin For For Management 4 Elect Director Robert L. Lumpkins For For Management 5 Ratify Auditors For For Management 6 Amend Nonqualified Employee Stock For For Management Purchase Plan 7 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 8 Advisory Vote on Say on Pay Frequency One Year One Year Management 9 Adopt Policy on Human Right to Water Against Against Shareholder 10 Reduce Supermajority Vote Requirement Against For Shareholder -------------------------------------------------------------------------------- F5 NETWORKS, INC. Ticker: FFIV Security ID: 315616102 Meeting Date: MAR 14, 2011 Meeting Type: Annual Record Date: JAN 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John Chapple For For Management 2 Elect Director A. Gary Ames For For Management 3 Elect Director Scott Thompson For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- FAMILY DOLLAR STORES, INC. Ticker: FDO Security ID: 307000109 Meeting Date: JAN 20, 2011 Meeting Type: Annual Record Date: NOV 26, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mark R. Bernstein For For Management 1.2 Elect Director Pamela L. Davies For For Management 1.3 Elect Director Sharon Allred Decker For For Management 1.4 Elect Director Edward C. Dolby For For Management 1.5 Elect Director Glenn A. Eisenberg For For Management 1.6 Elect Director Howard R. Levine For For Management 1.7 Elect Director George R. Mahoney, Jr. For For Management 1.8 Elect Director James G. Martin For For Management 1.9 Elect Director Harvey Morgan For For Management 1.10 Elect Director Dale C. Pond For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- FMC CORPORATION Ticker: FMC Security ID: 302491303 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Edward J. Mooney For For Management 2 Elect Director Enrique J. Sosa For For Management 3 Elect Director Vincent R. Volpe, Jr For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- FORTINET, INC. Ticker: FTNT Security ID: 34959E109 Meeting Date: JUN 23, 2011 Meeting Type: Annual Record Date: APR 26, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John Walecka For For Management 1.2 Elect Director Michael Xie For For Management 2 Ratify Auditors For For Management 3 Approve Qualified Employee Stock For Against Management Purchase Plan 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- FOSSIL, INC. Ticker: FOSL Security ID: 349882100 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: MAR 30, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Elaine Agather For For Management 1.2 Elect Director Jeffrey N. Boyer For For Management 1.3 Elect Director Kosta N. Kartsotis For For Management 1.4 Elect Director Elysia Holt Ragusa For For Management 1.5 Elect Director Jal S. Shroff For For Management 1.6 Elect Director James E. Skinner For For Management 1.7 Elect Director Michael Steinberg For For Management 1.8 Elect Director Donald J. Stone For For Management 1.9 Elect Director James M. Zimmerman For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- GARDNER DENVER, INC. Ticker: GDI Security ID: 365558105 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Donald G. Barger, Jr. For For Management 1.2 Elect Director Raymond R. Hipp For For Management 1.3 Elect Director David D. Petratis For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- GARTNER, INC. Ticker: IT Security ID: 366651107 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael J. Bingle For For Management 1.2 Elect Director Richard J. Bressler For For Management 1.3 Elect Director Karen E. Dykstra For For Management 1.4 Elect Director Russell P. Fradin For For Management 1.5 Elect Director Anne Sutherland Fuchs For For Management 1.6 Elect Director William O. Grabe For For Management 1.7 Elect Director Eugene A. Hall For For Management 1.8 Elect Director Stephen G. Pagliuca For For Management 1.9 Elect Director James C. Smith For For Management 1.10 Elect Director Jeffrey W. Ubben For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Approve Qualified Employee Stock For For Management Purchase Plan 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- GRAFTECH INTERNATIONAL LTD. Ticker: GTI Security ID: 384313102 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Randy W. Carson For For Management 1.2 Elect Director Mary B. Cranston For For Management 1.3 Elect Director Harold E. Layman For For Management 1.4 Elect Director Ferrell P. McClean For For Management 1.5 Elect Director Nathan Milikowsky For For Management 1.6 Elect Director Michael C. Nahl For For Management 1.7 Elect Director Steven R. Shawley For For Management 1.8 Elect Director Craig S. Shular For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- GREEN DOT CORPORATION Ticker: GDOT Security ID: 39304D102 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ross E. Kendell For For Management 1.2 Elect Director William H. Ott, Jr. For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- GUESS?, INC. Ticker: GES Security ID: 401617105 Meeting Date: JUN 23, 2011 Meeting Type: Annual Record Date: MAY 05, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Kay Isaacson-Leibowitz For For Management 1.2 Elect Director Maurice Marciano For For Management 1.3 Elect Director Alex Yemenidjian For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- HUMAN GENOME SCIENCES, INC. Ticker: HGSI Security ID: 444903108 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard J. Danzig For For Management 1.2 Elect Director Colin Goddard For For Management 1.3 Elect Director Maxine Gowen For For Management 1.4 Elect Director Tuan Ha-Ngoc For For Management 1.5 Elect Director A. N. 'Jerry' Karabelas For For Management 1.6 Elect Director John L. LaMattina For For Management 1.7 Elect Director Augustine Lawlor For For Management 1.8 Elect Director George J. Morrow For For Management 1.9 Elect Director Gregory Norden For For Management 1.10 Elect Director H. Thomas Watkins For For Management 1.11 Elect Director Robert C. Young For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- IBERIABANK CORPORATION Ticker: IBKC Security ID: 450828108 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Harry V. Barton, Jr. For For Management 1.2 Elect Director E. Stewart Shea III For For Management 1.3 Elect Director David H. Welch For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- IHS INC. Ticker: IHS Security ID: 451734107 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jerre L. Stead For For Management 1.2 Elect Director C. Michael Armstrong For For Management 1.3 Elect Director Balakrishnan S. Iyer For For Management 1.4 Elect Director Brian H. Hall For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Amend Omnibus Stock Plan For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- ILLUMINA, INC. Ticker: ILMN Security ID: 452327109 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Daniel M. Bradbury For For Management 1.2 Elect Director Roy A. Whitfield For For Management 1.3 Elect Director Gerald Moller For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- INTERCONTINENTALEXCHANGE, INC. Ticker: ICE Security ID: 45865V100 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Charles R. Crisp For For Management 2 Elect Director Jean-Marc Forneri For For Management 3 Elect Director Senator Judd A. Gregg For For Management 4 Elect Director Fred W. Hatfield For For Management 5 Elect Director Terrence F. Martell For For Management 6 Elect Director Callum Mccarthy For For Management 7 Elect Director Sir Robert Reid For For Management 8 Elect Director Frederic V. Salerno For For Management 9 Elect Director Jeffrey C. Sprecher For For Management 10 Elect Director Judith A. Sprieser For For Management 11 Elect Director Vincent Tese For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency Three One Year Management Years 14 Ratify Auditors For For Management -------------------------------------------------------------------------------- INTUIT INC. Ticker: INTU Security ID: 461202103 Meeting Date: JAN 19, 2011 Meeting Type: Annual Record Date: NOV 22, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David H. Batchelder For For Management 2 Elect Director Christopher W. Brody For For Management 3 Elect Director William V. Campbell For For Management 4 Elect Director Scott D. Cook For For Management 5 Elect Director Diane B. Greene For For Management 6 Elect Director Michael R. Hallman For For Management 7 Elect Director Edward A. Kangas For For Management 8 Elect Director Suzanne Nora Johnson For For Management 9 Elect Director Dennis D. Powell For For Management 10 Elect Director Brad D. Smith For For Management 11 Ratify Auditors For For Management 12 Amend Omnibus Stock Plan For Against Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation -------------------------------------------------------------------------------- LAM RESEARCH CORPORATION Ticker: LRCX Security ID: 512807108 Meeting Date: NOV 04, 2010 Meeting Type: Annual Record Date: SEP 10, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James W. Bagley For For Management 1.2 Elect Director David G. Arscott For For Management 1.3 Elect Director Robert M. Berdahl For For Management 1.4 Elect Director Eric K. Brandt For For Management 1.5 Elect Director Grant M. Inman For For Management 1.6 Elect Director Catherine P. Lego For For Management 1.7 Elect Director Stephen G. Newberry For For Management 2 Amend Executive Incentive Bonus Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- LKQ CORPORATION Ticker: LKQX Security ID: 501889208 Meeting Date: MAY 02, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director A. Clinton Allen For For Management 1.2 Elect Director Victor M. Casini For For Management 1.3 Elect Director Robert M. Devlin For Withhold Management 1.4 Elect Director Donald F. Flynn For For Management 1.5 Elect Director Kevin F. Flynn For For Management 1.6 Elect Director Ronald G. Foster For For Management 1.7 Elect Director Joseph M. Holsten For For Management 1.8 Elect Director Paul M. Meister For For Management 1.9 Elect Director John F. O'Brien For For Management 1.10 Elect Director William M. Webster, IV For For Management 2 Ratify Auditors For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Amend Executive Incentive Bonus Plan For For Management 5 Amend Omnibus Stock Plan For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- MARVELL TECHNOLOGY GROUP LTD Ticker: MRVL Security ID: G5876H105 Meeting Date: JUL 08, 2010 Meeting Type: Annual Record Date: MAY 20, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1a Elect Ta-lin Hsu as Director For For Management 1b Elect John G. Kassakian as Director For For Management 2 Declassify the Board of Directors For For Management 3 Adopt Simple Majority Vote for Election For For Management of Directors 4 Approve Executive Incentive Bonus Plan For For Management 5 Amend Omnibus Stock Plan For For Management 6 Approve Auditors and Authorize Board to For For Management Fix Their Remuneration -------------------------------------------------------------------------------- MSCI INC. Ticker: MSCI Security ID: 55354G100 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Benjamin F. duPont For For Management 2 Elect Director Henry A. Fernandez For For Management 3 Elect Director Alice W. Handy For For Management 4 Elect Director Catherine R. Kinney For For Management 5 Elect Director Linda H. Riefler For For Management 6 Elect Director George W. Siguler For For Management 7 Elect Director Scott M. Sipprelle For For Management 8 Elect Director Patrick Tierney For For Management 9 Elect Director Rodolphe M. Vallee For For Management 10 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 11 Advisory Vote on Say on Pay Frequency One Year One Year Management 12 Ratify Auditors For For Management -------------------------------------------------------------------------------- NETAPP, INC. Ticker: NTAP Security ID: 64110D104 Meeting Date: AUG 31, 2010 Meeting Type: Annual Record Date: JUL 06, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jeffry R. Allen For For Management 1.2 Elect Director Alan L. Earhart For For Management 1.3 Elect Director Thomas Georgens For For Management 1.4 Elect Director Gerald Held For For Management 1.5 Elect Director Nicholas G. Moore For For Management 1.6 Elect Director T. Michael Nevens For For Management 1.7 Elect Director George T. Shaheen For For Management 1.8 Elect Director Robert T. Wall For For Management 1.9 Elect Director Daniel J. Warmenhoven For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Amend Qualified Employee Stock Purchase For Against Management Plan 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- NORDSTROM, INC. Ticker: JWN Security ID: 655664100 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Phyllis J. Campbell For For Management 2 Elect Director Michelle M. Ebanks For For Management 3 Elect Director Enrique Hernandez, Jr. For For Management 4 Elect Director Robert G. Miller For For Management 5 Elect Director Blake W. Nordstrom For For Management 6 Elect Director Erik B. Nordstrom For For Management 7 Elect Director Peter E. Nordstrom For For Management 8 Elect Director Philip G. Satre For For Management 9 Elect Director Felicia D. Thornton For For Management 10 Elect Director B. Kevin Turner For For Management 11 Elect Director Robert D. Walter For For Management 12 Elect Director Alison A. Winter For For Management 13 Amend Qualified Employee Stock Purchase For Against Management Plan 14 Ratify Auditors For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- OLD DOMINION FREIGHT LINE, INC. Ticker: ODFL Security ID: 679580100 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Earl E. Congdon For For Management 1.2 Elect Director David S. Congdon For For Management 1.3 Elect Director John R. Congdon For For Management 1.4 Elect Director J. Paul Breitbach For For Management 1.5 Elect Director John R. Congdon, Jr. For For Management 1.6 Elect Director Robert G. Culp, III For For Management 1.7 Elect Director John D. Kasarda For For Management 1.8 Elect Director Leo H. Suggs For For Management 1.9 Elect Director D. Michael Wray For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Require Independent Board Chairman Against Against Shareholder 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- PHARMACEUTICAL PRODUCT DEVELOPMENT, INC. Ticker: PPDI Security ID: 717124101 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stuart Bondurant For For Management 1.2 Elect Director Vaughn D. Bryson For For Management 1.3 Elect Director Fredric N. Eshelman For For Management 1.4 Elect Director Frederick Frank For For Management 1.5 Elect Director Robert A. Ingram For For Management 1.6 Elect Director Terry Magnuson For For Management 1.7 Elect Director Ernest Mario For For Management 1.8 Elect Director Ralph Snyderman For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management 5 Other Business For For Management -------------------------------------------------------------------------------- POLYCOM, INC. Ticker: PLCM Security ID: 73172K104 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Andrew M. Miller For For Management 1.2 Elect Director Betsy S. Atkins For For Management 1.3 Elect Director David G. Dewalt For For Management 1.4 Elect Director John A. Kelley, Jr. For For Management 1.5 Elect Director D. Scott Mercer For For Management 1.6 Elect Director William A. Owens For For Management 1.7 Elect Director Kevin T. Parker For For Management 2 Increase Authorized Common Stock For Against Management 3 Approve Omnibus Stock Plan For Against Management 4 Amend Qualified Employee Stock Purchase For Against Management Plan 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years 7 Ratify Auditors For For Management -------------------------------------------------------------------------------- PRICELINE.COM INCORPORATED Ticker: PCLN Security ID: 741503403 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jeffery H. Boyd For For Management 1.2 Elect Director Ralph M. Bahna For For Management 1.3 Elect Director Howard W. Barker, Jr. For For Management 1.4 Elect Director Jan L. Docter For For Management 1.5 Elect Director Jeffrey E. Epstein For For Management 1.6 Elect Director James M. Guyette For For Management 1.7 Elect Director Nancy B. Peretsman For For Management 1.8 Elect Director Craig W. Rydin For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Provide Right to Act by Written Consent Against Against Shareholder -------------------------------------------------------------------------------- ROVI CORPORATION Ticker: ROVI Security ID: 779376102 Meeting Date: MAY 24, 2011 Meeting Type: Annual Record Date: MAR 30, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Alfred J. Amoroso For For Management 1.2 Elect Director Alan L. Earhart For For Management 1.3 Elect Director Andrew K. Ludwick For For Management 1.4 Elect Director James E. Meyer For For Management 1.5 Elect Director James P. O?Shaughnessy For For Management 1.6 Elect Director Ruthann Quindlen For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- ROYAL CARIBBEAN CRUISES LTD. Ticker: RCL Security ID: V7780T103 Meeting Date: MAY 24, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Laura D.B. Laviada as Director For For Management 2 Elect Eyal M. Ofer as Director For For Management 3 Elect William K. Relly as Director For For Management 4 Elect A. Alexander Wihelmsen as For For Management Director 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three Three Years Management Years 7 Ratify PricewaterhouseCoopers LLP as For For Management Auditors 8 Advisory Vote to Ratify Directors' Against Against Shareholder Compensation -------------------------------------------------------------------------------- SALESFORCE.COM, INC. Ticker: CRM Security ID: 79466L302 Meeting Date: JUN 09, 2011 Meeting Type: Annual Record Date: APR 19, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Marc Benioff For For Management 2 Elect Director Craig Conway For For Management 3 Elect Director Alan Hassenfeld For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- SHIRE PLC Ticker: SHP Security ID: 82481R106 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Accept Financial Statements and For For Management Statutory Reports 2 Approve Remuneration Report For For Management 3 Re-elect Matthew Emmens as Director For For Management 4 Re-elect Angus Russell as Director For For Management 5 Re-elect Graham Hetherington as For For Management Director 6 Re-elect David Kappler as Director For For Management 7 Re-elect Patrick Langlois as Director For For Management 8 Re-elect Dr Jeffrey Leiden as Director For For Management 9 Elect Dr David Ginsburg as Director For For Management 10 Elect Anne Minto as Director For For Management 11 Reappoint Deloitte LLP as Auditors of For For Management the Company 12 Authorise the Audit, Compliance & Risk For For Management Committee to Fix Remuneration of Auditors 13 Authorise Issue of Equity with For For Management Pre-emptive Rights 14 Authorise Issue of Equity without For For Management Pre-emptive Rights 15 Authorise Market Purchase For For Management 16 Adopt New Articles of Association For For Management 17 Authorise the Company to Call EGM with For For Management Two Weeks' Notice -------------------------------------------------------------------------------- SIGMA-ALDRICH CORPORATION Ticker: SIAL Security ID: 826552101 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Rebecca M. Bergman For For Management 2 Elect Director George M. Church For For Management 3 Elect Director David R. Harvey For For Management 4 Elect Director W. Lee McCollum For For Management 5 Elect Director Avi M. Nash For For Management 6 Elect Director Steven M. Paul For For Management 7 Elect Director J. Pedro Reinhard For For Management 8 Elect Director Rakesh Sachdev For For Management 9 Elect Director D. Dean Spatz For For Management 10 Elect Director Barrett A. Toan For For Management 11 Amend Omnibus Stock Plan For Against Management 12 Ratify Auditors For For Management 13 Reduce Supermajority Vote Requirement For For Management 14 Reduce Supermajority Vote Requirement For For Management Relating to Business Combinations 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency Three Three Years Management Years -------------------------------------------------------------------------------- SILICON LABORATORIES INC. Ticker: SLAB Security ID: 826919102 Meeting Date: APR 21, 2011 Meeting Type: Annual Record Date: FEB 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Navdeep S. Sooch For For Management 1.2 Elect Director Laurence G. Walker For For Management 1.3 Elect Director William P. Wood For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- SIRONA DENTAL SYSTEMS, INC Ticker: SIRO Security ID: 82966C103 Meeting Date: FEB 23, 2011 Meeting Type: Annual Record Date: DEC 27, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William K. Hood For For Management 1.2 Elect Director Thomas Jetter For For Management 1.3 Elect Director Harry M. Jansen Kraemer, For For Management Jr. 1.4 Elect Director Jeffrey T. Slovin For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- SOUTHWESTERN ENERGY COMPANY Ticker: SWN Security ID: 845467109 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Lewis E. Epley, Jr. For For Management 2 Elect Director Robert L. Howard For For Management 3 Elect Director Greg D. Kerley For For Management 4 Elect Director Harold M. Korell For For Management 5 Elect Director Vello A. Kuuskraa For For Management 6 Elect Director Kenneth R. Mourton For For Management 7 Elect Director Steven L. Mueller For For Management 8 Elect Director Charles E. Scharlau For For Management 9 Elect Director Alan H. Stevens For For Management 10 Ratify Auditors For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Provide Right to Call Special Meeting For For Management 14 Report on Political Contributions Against Against Shareholder -------------------------------------------------------------------------------- ST. JUDE MEDICAL, INC. Ticker: STJ Security ID: 790849103 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Richard R. Devenuti For For Management 2 Elect Director Thomas H. Garrett, III For For Management 3 Elect Director Wendy L. Yarno For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency None One Year Management 6 Amend Omnibus Stock Plan For For Management 7 Declassify the Board of Directors None For Shareholder 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- STARBUCKS CORPORATION Ticker: SBUX Security ID: 855244109 Meeting Date: MAR 23, 2011 Meeting Type: Annual Record Date: JAN 13, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Howard Schultz For For Management 2 Elect Director William W. Bradley For For Management 3 Elect Director Mellody Hobson For For Management 4 Elect Director Kevin R. Johnson For For Management 5 Elect Director Olden Lee For For Management 6 Elect Director Sheryl Sandberg For For Management 7 Elect Director James G. Shennan, Jr. For For Management 8 Elect Director Javier G. Teruel For For Management 9 Elect Director Myron E. Ullman, III For For Management 10 Elect Director Craig E. Weatherup For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Amend Omnibus Stock Plan For Against Management 14 Amend Omnibus Stock Plan For Against Management 15 Ratify Auditors For For Management 16 Adopt Comprehensive Recycling Strategy Against Against Shareholder for Beverage Containers -------------------------------------------------------------------------------- SVB FINANCIAL GROUP Ticker: SIVB Security ID: 78486Q101 Meeting Date: APR 21, 2011 Meeting Type: Annual Record Date: FEB 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Greg W. Becker For For Management 1.2 Elect Director Eric A. Benhamou For For Management 1.3 Elect Director David M. Clapper For For Management 1.4 Elect Director Roger F. Dunbar For For Management 1.5 Elect Director Joel P. Friedman For For Management 1.6 Elect Director G. Felda Hardymon For For Management 1.7 Elect Director Alex W. Hart For For Management 1.8 Elect Director C. Richard Kramlich For For Management 1.9 Elect Director Lata Krishnan For For Management 1.10 Elect Director Kate D. Mitchell For For Management 1.11 Elect Director John F. Robinson For For Management 1.12 Elect Director Kyung H. Yoon For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Other Business None For Management -------------------------------------------------------------------------------- THE MANITOWOC COMPANY Ticker: MTW Security ID: 563571108 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Donald M. Condon, Jr. For For Management 1.2 Elect Director Keith D. Nosbusch For For Management 1.3 Elect Director Glen E. Tellock For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- THE SCOTTS MIRACLE-GRO COMPANY Ticker: SMG Security ID: 810186106 Meeting Date: JAN 20, 2011 Meeting Type: Annual Record Date: NOV 24, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James Hagedorn For For Management 1.2 Elect Director William G. Jurgensen For For Management 1.3 Elect Director Nancy G. Mistretta For For Management 1.4 Elect Director Stephanie M. Shern For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Amend Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- TRACTOR SUPPLY COMPANY Ticker: TSCO Security ID: 892356106 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James F. Wright For For Management 1.2 Elect Director Johnston C. Adams For For Management 1.3 Elect Director William Bass For For Management 1.4 Elect Director Peter D. Bewley For For Management 1.5 Elect Director Jack C. Bingleman For For Management 1.6 Elect Director Richard W. Frost For For Management 1.7 Elect Director Cynthia T. Jamison For For Management 1.8 Elect Director George MacKenzie For For Management 1.9 Elect Director Edna K. Morris For For Management 2 Increase Authorized Common Stock For Against Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- TRANSDIGM GROUP INCORPORATED Ticker: TDG Security ID: 893641100 Meeting Date: MAR 03, 2011 Meeting Type: Annual Record Date: JAN 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Sean P. Hennessy For For Management 1.2 Elect Director Douglas W. Peacock For For Management 2 Amend Omnibus Stock Plan For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Two Years Two Years Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- ULTA SALON, COSMETICS & FRAGRANCE, INC. Ticker: ULTA Security ID: 90384S303 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dennis K. Eck For For Management 1.2 Elect Director Charles J. Philippin For For Management 1.3 Elect Director Kenneth T. Stevens For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- UNITED THERAPEUTICS CORPORATION Ticker: UTHR Security ID: 91307C102 Meeting Date: JUN 29, 2011 Meeting Type: Annual Record Date: APR 30, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Raymond Dwek For For Management 1.2 Elect Director Roger Jeffs For For Management 1.3 Elect Director Christopher Patusky For For Management 1.4 Elect Director Tommy Thompson For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- URBAN OUTFITTERS, INC. Ticker: URBN Security ID: 917047102 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edward N. Antoian For For Management 1.2 Elect Director Joel S. Lawson III For For Management 1.3 Elect Director Glen T. Senk For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Adopt Policy and Report on Board Against For Shareholder Diversity -------------------------------------------------------------------------------- VERIFONE SYSTEMS, INC. Ticker: PAY Security ID: 92342Y109 Meeting Date: JUN 29, 2011 Meeting Type: Annual Record Date: MAY 06, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert W. Alspaugh For For Management 1.2 Elect Director Douglas G. Bergeron For For Management 1.3 Elect Director Leslie G. Denend For For Management 1.4 Elect Director Alex W. Hart For For Management 1.5 Elect Director Robert B. Henske For For Management 1.6 Elect Director Richard A. McGinn For For Management 1.7 Elect Director Eitan Raff For For Management 1.8 Elect Director Charles R. Rinehart For For Management 1.9 Elect Director Jeffrey E. Stiefler For For Management 2 Amend Omnibus Stock Plan For For Management 3 Amend Executive Incentive Bonus Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- VERISIGN, INC. Ticker: VRSN Security ID: 92343E102 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: MAR 30, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director D. James Bidzos For For Management 2 Elect Director William L. Chenevich For For Management 3 Elect Director Kathleen A. Cote For For Management 4 Elect Director Mark D. Mclaughlin For For Management 5 Elect Director Roger H. Moore For For Management 6 Elect Director John D. Roach For For Management 7 Elect Director Louis A. Simpson For For Management 8 Elect Director Timothy Tomlinson For For Management 9 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 10 Advisory Vote on Say on Pay Frequency One Year One Year Management 11 Amend Omnibus Stock Plan For Against Management 12 Ratify Auditors For For Management -------------------------------------------------------------------------------- VERISK ANALYTICS, INC. Ticker: VRSK Security ID: 92345Y106 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frank J. Coyne For For Management 1.2 Elect Director Christopher M. Foskett For For Management 1.3 Elect Director David B. Wright For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- WRIGHT EXPRESS CORPORATION Ticker: WXS Security ID: 98233Q105 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Rowland T. Moriarty For For Management 1.2 Elect Director Ronald T. Maheu For For Management 1.3 Elect Director Michael E. Dubyak For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- WYNN RESORTS, LIMITED Ticker: WYNN Security ID: 983134107 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Russell Goldsmith For For Management 1.2 Elect Director Robert J. Miller For For Management 1.3 Elect Director Kazuo Okada For Withhold Management 1.4 Elect Director Allan Zeman For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency None One Year Management 4 Amend Omnibus Stock Plan For Against Management 5 Ratify Auditors For For Management 6 Require a Majority Vote for the Against Against Shareholder Election of Directors ============================= RS MONEY MARKET FUND ============================= There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period. =============================== RS PARTNERS FUND =============================== ACI WORLDWIDE, INC. Ticker: ACIW Security ID: 004498101 Meeting Date: JUN 15, 2011 Meeting Type: Annual Record Date: APR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Alfred R. Berkeley, III For For Management 1.2 Elect Director John D. Curtis For For Management 1.3 Elect Director Philip G. Heasley For For Management 1.4 Elect Director James C. McGroddy For For Management 1.5 Elect Director Harlan F. Seymour For For Management 1.6 Elect Director John M. Shay, Jr. For For Management 1.7 Elect Director John E. Stokely For For Management 1.8 Elect Director Jan H. Suwinski For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- ASSOCIATED BANC-CORP Ticker: ASBC Security ID: 045487105 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 02, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John F. Bergstrom For For Management 1.2 Elect Director Ruth M. Crowley For For Management 1.3 Elect Director Philip B. Flynn For For Management 1.4 Elect Director Ronald R. Harder For For Management 1.5 Elect Director William R. Hutchinson For For Management 1.6 Elect Director Robert A. Jeffe For For Management 1.7 Elect Director Eileen A. Kamerick For For Management 1.8 Elect Director Richard T. Lommen For For Management 1.9 Elect Director J. Douglas Quick For For Management 1.10 Elect Director John C. Seramur For For Management 1.11 Elect Director Karen T. Van Lith For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- ATMEL CORPORATION Ticker: ATML Security ID: 049513104 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Steven Laub For For Management 2 Elect Director Tsung-Ching Wu For For Management 3 Elect Director David Sugishita For For Management 4 Elect Director Papken Der Torossian For For Management 5 Elect Director Jack L. Saltich For For Management 6 Elect Director Charles Carinalli For For Management 7 Elect Director Edward Ross For For Management 8 Amend Omnibus Stock Plan For For Management 9 Ratify Auditors For For Management 10 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 11 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- BORGWARNER INC. Ticker: BWA Security ID: 099724106 Meeting Date: APR 27, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robin J. Adams For For Management 2 Elect Director David T. Brown For For Management 3 Elect Director Jan Carlson For For Management 4 Elect Director Dennis C. Cuneo For For Management 5 Ratify Auditors For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- BROADRIDGE FINANCIAL SOLUTIONS, INC. Ticker: BR Security ID: 11133T103 Meeting Date: NOV 17, 2010 Meeting Type: Annual Record Date: SEP 20, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Leslie A. Brun For For Management 2 Elect Director Richard J. Daly For For Management 3 Elect Director Robert N. Duelks For For Management 4 Elect Director Richard J. Haviland For For Management 5 Elect Director Sandra S. Jaffee For For Management 6 Elect Director Alexandra Lebenthal For For Management 7 Elect Director Stuart R. Levine For For Management 8 Elect Director Thomas J. Perna For For Management 9 Elect Director Alan J. Weber For For Management 10 Elect Director Arthur F. Weinbach For For Management 11 Ratify Auditors For For Management 12 Amend Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- CALPINE CORPORATION Ticker: CPN Security ID: 131347304 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frank Cassidy For For Management 1.2 Elect Director Jack A. Fusco For For Management 1.3 Elect Director Robert C. Hinckley For For Management 1.4 Elect Director David C. Merritt For For Management 1.5 Elect Director W. Benjamin Moreland For For Management 1.6 Elect Director Robert A. Mosbacher, Jr For For Management 1.7 Elect Director William E. Oberndorf For For Management 1.8 Elect Director Denise M. O'Leary For For Management 1.9 Elect Director J. Stuart Ryan For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- COMMERCE BANCSHARES, INC. Ticker: CBSH Security ID: 200525103 Meeting Date: APR 20, 2011 Meeting Type: Annual Record Date: FEB 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John R. Capps For For Management 1.2 Elect Director W. Thomas Grant, Ii For For Management 1.3 Elect Director James B. Hebenstreit For For Management 1.4 Elect Director David W. Kemper For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- COMPASS MINERALS INTERNATIONAL, INC. Ticker: CMP Security ID: 20451N101 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Bradley J. Bell For For Management 1.2 Elect Director Richard S. Grant For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency None Two Years Management -------------------------------------------------------------------------------- CONCHO RESOURCES INC. Ticker: CXO Security ID: 20605P101 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Timothy A. Leach For For Management 1.2 Elect Director William H. Easter III For For Management 1.3 Elect Director W. Howard Keenan, Jr. For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three Three Years Management Years -------------------------------------------------------------------------------- DENBURY RESOURCES INC. Ticker: DNR Security ID: 247916208 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Wieland F. Wettstein For For Management 1.2 Elect Director Michael L. Beatty For For Management 1.3 Elect Director Michael B. Decker For For Management 1.4 Elect Director Ronald G. Greene For For Management 1.5 Elect Director David I. Heather For For Management 1.6 Elect Director Gregory L. McMichael For For Management 1.7 Elect Director Gareth Roberts For For Management 1.8 Elect Director Phil Rykhoek For For Management 1.9 Elect Director Randy Stein For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Amend Nonqualified Employee Stock For For Management Purchase Plan 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- DIONEX CORPORATION Ticker: DNEX Security ID: 254546104 Meeting Date: OCT 26, 2010 Meeting Type: Annual Record Date: SEP 07, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David L. Anderson For For Management 1.2 Elect Director A. Blaine Bowman For For Management 1.3 Elect Director Frank Witney For For Management 1.4 Elect Director Roderick McGeary For For Management 1.5 Elect Director Riccardo Pigliucci For For Management 1.6 Elect Director Michael W. Pope For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- DST SYSTEMS, INC. Ticker: DST Security ID: 233326107 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director George L. Argyros For For Management 1.2 Elect Director Lawrence M. Higby For For Management 1.3 Elect Director Thomas A. McDonnell For For Management 1.4 Elect Director M. Jeannine Strandjord For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- EHEALTH, INC. Ticker: EHTH Security ID: 28238P109 Meeting Date: JUN 14, 2011 Meeting Type: Annual Record Date: APR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Lawrence M. Higby For For Management 1.2 Elect Director Randall S. Livingston For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three Three Years Management Years -------------------------------------------------------------------------------- EURONET WORLDWIDE, INC. Ticker: EEFT Security ID: 298736109 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Andrzej Olechowski For For Management 1.2 Elect Director Eriberto R. Scocimara For For Management 2 Amend Qualified Employee Stock Purchase For For Management Plan 3 Approve Executive Incentive Bonus Plan For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- FIRST HORIZON NATIONAL CORPORATION Ticker: FHN Security ID: 320517105 Meeting Date: APR 19, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert B. Carter For For Management 2 Elect Director John C. Compton For For Management 3 Elect Director Mark A. Emkes For For Management 4 Elect Director Vicky B. Gregg For For Management 5 Elect Director James A. Haslam, III For For Management 6 Elect Director D. Bryan Jordan For For Management 7 Elect Director R. Brad Martin For For Management 8 Elect Director Vicki R. Palmer For For Management 9 Elect Director Colin V. Reed For For Management 10 Elect Director Michael D. Rose For For Management 11 Elect Director William B. Sansom For For Management 12 Elect Director Luke Yancy III For For Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency One Year One Year Management 15 Ratify Auditors For For Management -------------------------------------------------------------------------------- GAMESTOP CORP. Ticker: GME Security ID: 36467W109 Meeting Date: JUN 21, 2011 Meeting Type: Annual Record Date: MAY 02, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stanley (Mickey) For For Management Steinberg 1.2 Elect Director Gerald R. Szczepanski For For Management 1.3 Elect Director Lawrence S. Zilavy For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency None One Year Management 4 Approve Omnibus Stock Plan For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- GENWORTH MI CANADA INC. Ticker: MIC Security ID: 37252B102 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Brian Hurley as Director For For Management 2 Elect Robert Brannock as Director For Withhold Management 3 Elect Robert Gillespie as Director For For Management 4 Elect Sidney Horn as Director For For Management 5 Elect Brian Kelly as Director For For Management 6 Elect Samuel Marsico as Director For For Management 7 Elect Leon Roday as Director For For Management 8 Elect Jerome Upton as Director For For Management 9 Elect John Walker as Director For For Management 10 Approve KPMG LLP as Auditors and For For Management Authorize Board to Fix Their Remuneration -------------------------------------------------------------------------------- GENWORTH MI CANADA INC. Ticker: MIC Security ID: 37252B201 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Brian Hurley as Director For For Management 2 Elect Robert Brannock as Director For Withhold Management 3 Elect Robert Gillespie as Director For For Management 4 Elect Sidney Horn as Director For For Management 5 Elect Brian Kelly as Director For For Management 6 Elect Samuel Marsico as Director For For Management 7 Elect Leon Roday as Director For For Management 8 Elect Jerome Upton as Director For For Management 9 Elect John Walker as Director For For Management 10 Approve KPMG LLP as Auditors and For For Management Authorize Board to Fix Their Remuneration -------------------------------------------------------------------------------- GROUPE AEROPLAN INC. Ticker: AER Security ID: 399453109 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert E. Brown For For Management 1.2 Elect Director Roman Doroniuk For For Management 1.3 Elect Director Rupert Duchesne For For Management 1.4 Elect Director Joanne Ferstman For For Management 1.5 Elect Director Michael M. Fortier For For Management 1.6 Elect Director John M. Forzani For For Management 1.7 Elect Director David H. Laidley For For Management 1.8 Elect Director Douglas D. Port For For Management 1.9 Elect Director Alan P. Rossy For For Management 2 Ratify PricewaterhouseCoopers LLP as For For Management Auditors 3 Advisory Vote on Executive Compensation For For Management Approach -------------------------------------------------------------------------------- JACK HENRY & ASSOCIATES, INC. Ticker: JKHY Security ID: 426281101 Meeting Date: NOV 09, 2010 Meeting Type: Annual Record Date: SEP 20, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jerry D. Hall For For Management 1.2 Elect Director Michael E. Henry For For Management 1.3 Elect Director James J. Ellis For For Management 1.4 Elect Director Craig R. Curry For For Management 1.5 Elect Director Wesley A. Brown For For Management 1.6 Elect Director Matthew C. Flanigan For For Management 1.7 Elect Director Marla K. Shepard For For Management 1.8 Elect Director John F. Prim For For Management 2 Amend Restricted Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- KEY ENERGY SERVICES, INC. Ticker: KEG Security ID: 492914106 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William D. Fertig For For Management 1.2 Elect Director Robert K. Reeves For For Management 1.3 Elect Director J. Robinson West For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- LIVE NATION ENTERTAINMENT, INC. Ticker: LYV Security ID: 538034109 Meeting Date: DEC 02, 2010 Meeting Type: Annual Record Date: OCT 18, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Irving L. Azoff For For Management 1.2 Elect Director Mark Carleton For For Management 1.3 Elect Director Jonathan F. Miller For For Management 1.4 Elect Director Michael Rapino For For Management 1.5 Elect Director Mark S. Shapiro For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- LIVE NATION ENTERTAINMENT, INC. Ticker: LYV Security ID: 538034109 Meeting Date: JUN 15, 2011 Meeting Type: Annual Record Date: APR 20, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jonathan Dolgen For For Management 1.2 Elect Director Robert Ted Enloe, III For For Management 1.3 Elect Director Jeffrey T. Hinson For For Management 1.4 Elect Director James S. Kahan For For Management 2 Approve Issuance of Shares for a For For Management Private Placement 3 Amend Executive Incentive Bonus Plan For For Management 4 Amend Omnibus Stock Plan For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years 7 Ratify Auditors For For Management -------------------------------------------------------------------------------- MAGELLAN HEALTH SERVICES, INC. Ticker: MGLN Security ID: 559079207 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William J. McBride For For Management 1.2 Elect Director Robert M. Le Blanc For For Management 1.3 Elect Director William D. Forrest For For Management 1.4 Elect Director Barry M. Smith For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Approve Omnibus Stock Plan For Against Management 5 Approve Qualified Employee Stock For Against Management Purchase Plan 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- MF GLOBAL HOLDINGS LTD Ticker: MF Security ID: 55277J108 Meeting Date: AUG 12, 2010 Meeting Type: Annual Record Date: JUN 30, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David P. Bolger For For Management 2 Elect Director Jon S. Corzine For For Management 3 Elect Director Eileen S. Fusco For For Management 4 Elect Director David Gelber For For Management 5 Elect Director Martin J. Glynn For For Management 6 Elect Director Edward L. Goldberg For For Management 7 Elect Director David I. Schamis For For Management 8 Elect Director Robert S. Sloan For For Management 9 Ratify Auditors For For Management -------------------------------------------------------------------------------- MGIC INVESTMENT CORPORATION Ticker: MTG Security ID: 552848103 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Kenneth M. Jastrow, II For For Management 1.2 Elect Director Daniel P. Kearney For For Management 1.3 Elect Director Donald T. Nicolaisen For For Management 2 Elect Director Mark M. Zandi For For Management 3 Elect Director Bruce L. Koepfgen For For Management 4 Declassify the Board of Directors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Approve Omnibus Stock Plan For Against Management 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- MONEYGRAM INTERNATIONAL, INC. Ticker: MGI Security ID: 60935Y109 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director J. Coley Clark For For Management 2 Elect Director Victor W. Dahir For For Management 3 Elect Director Thomas M. Hagerty For For Management 4 Elect Director Scott L. Jaeckel For For Management 5 Elect Director Seth W. Lawry For For Management 6 Elect Director Ann Mather For For Management 7 Elect Director Pamela H. Patsley For For Management 8 Elect Director Ganesh B. Rao For For Management 9 Elect Director W. Bruce Turner For For Management 10 Amend Omnibus Stock Plan For For Management 11 Ratify Auditors For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- MONEYGRAM INTERNATIONAL, INC. Ticker: MGI Security ID: 60935Y109 Meeting Date: MAY 18, 2011 Meeting Type: Special Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Recapitalization Plan For For Management 2 Remove Goldman, Sachs & Co. Investor's For For Management Right to Designate a Director 3 Adjourn Meeting For For Management -------------------------------------------------------------------------------- MYRIAD GENETICS, INC. Ticker: MYGN Security ID: 62855J104 Meeting Date: DEC 03, 2010 Meeting Type: Annual Record Date: OCT 04, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Heiner Dreismann For For Management 1.2 Elect Director Peter D. Meldrum For For Management 2 Approve Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- NEW GOLD INC. Ticker: NGD Security ID: 644535106 Meeting Date: MAY 04, 2011 Meeting Type: Annual/Special Record Date: MAR 30, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Fix Number of Directors at Eight For For Management 2.1 Elect Director James Estey For For Management 2.2 Elect Director Robert Gallagher For For Management 2.3 Elect Director Vahan Kololian For For Management 2.4 Elect Director Martyn Konig For For Management 2.5 Elect Director Pierre Lassonde For For Management 2.6 Elect Director Craig Nelsen For For Management 2.7 Elect Director Randall Oliphant For For Management 2.8 Elect Director Raymond Threlkeld For For Management 3 Approve Deloitte & Touche LLP as For For Management Auditors and Authorize Board to Fix Their Remuneration 4 Approve Stock Option Plan For For Management -------------------------------------------------------------------------------- PARAMETRIC TECHNOLOGY CORPORATION Ticker: PMTC Security ID: 699173209 Meeting Date: MAR 09, 2011 Meeting Type: Annual Record Date: JAN 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director C. Richard Harrison For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Amend Omnibus Stock Plan For Against Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- PICO HOLDINGS, INC. Ticker: PICO Security ID: 693366205 Meeting Date: MAY 13, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Ronald Langley For For Management 2 Elect Director John R. Hart For For Management 3 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- QUESTAR CORPORATION Ticker: STR Security ID: 748356102 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 02, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Teresa Beck For For Management 2 Elect Director R.D. Cash For For Management 3 Elect Director Laurence M. Downes For For Management 4 Elect Director Ronald W. Jibson For For Management 5 Elect Director Gary G. Michael For For Management 6 Elect Director Bruce A. Williamson For For Management 7 Ratify Auditors For For Management 8 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 9 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- SIRONA DENTAL SYSTEMS, INC Ticker: SIRO Security ID: 82966C103 Meeting Date: FEB 23, 2011 Meeting Type: Annual Record Date: DEC 27, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William K. Hood For For Management 1.2 Elect Director Thomas Jetter For For Management 1.3 Elect Director Harry M. Jansen Kraemer, For For Management Jr. 1.4 Elect Director Jeffrey T. Slovin For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- STANCORP FINANCIAL GROUP, INC. Ticker: SFG Security ID: 852891100 Meeting Date: MAY 16, 2011 Meeting Type: Annual Record Date: MAR 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Frederick W. Buckman For For Management 2 Elect Director J. Greg Ness For For Management 3 Elect Director Mary F. Sammons For For Management 4 Elect Director Ronald E. Timpe For For Management 5 Ratify Auditors For For Management 6 Renew Shareholder Rights Plan (Poison For Against Management Pill) 7 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 8 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- SUSQUEHANNA BANCSHARES, INC. Ticker: SUSQ Security ID: 869099101 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Anthony J. Agnone, Sr. For For Management 1.2 Elect Director Wayne E. Alter, Jr. For For Management 1.3 Elect Director Peter DeSoto For For Management 1.4 Elect Director Eddie L. Dunklebarger For For Management 1.5 Elect Director Henry R. Gibbel For For Management 1.6 Elect Director Bruce A. Hepburn For For Management 1.7 Elect Director Donald L. Hoffman For For Management 1.8 Elect Director Sara G. Kirkland For For Management 1.9 Elect Director Guy W. Miller, Jr. For For Management 1.10 Elect Director Michael A. Morello For For Management 1.11 Elect Director Scott J. Newkam For For Management 1.12 Elect Director E. Susan Piersol For For Management 1.13 Elect Director William J. Reuter For For Management 1.14 Elect Director Christine Sears For For Management 1.15 Elect Director James A. Ulsh For For Management 1.16 Elect Director Roger V. Wiest, Sr. For For Management 2 Increase Authorized Common Stock For For Management 3 Approve Qualified Employee Stock For For Management Purchase Plan 4 Approve Executive Incentive Bonus Plan For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Ratify Auditors For For Management 8 Approve Acquisition For For Management 9 Adjourn Meeting For For Management -------------------------------------------------------------------------------- THE COOPER COMPANIES, INC. Ticker: COO Security ID: 216648402 Meeting Date: MAR 16, 2011 Meeting Type: Annual Record Date: JAN 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director A. Thomas Bender For For Management 2 Elect Director Michael H. Kalkstein For For Management 3 Elect Director Jody S. Lindell For For Management 4 Elect Director Donald Press For For Management 5 Elect Director Steven Rosenberg For For Management 6 Elect Director Allan E. Rubenstein For For Management 7 Elect Director Robert S. Weiss For For Management 8 Elect Director Stanley Zinberg For For Management 9 Ratify Auditors For For Management 10 Amend Omnibus Stock Plan For Against Management 11 Amend Non-Employee Director Omnibus For Against Management Stock Plan 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- TORCHMARK CORPORATION Ticker: TMK Security ID: 891027104 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Mark S. McAndrew For For Management 2 Elect Director Sam R. Perry For For Management 3 Elect Director Lamar C. Smith For For Management 4 Ratify Auditors For For Management 5 Approve Omnibus Stock Plan For Against Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- WASTE CONNECTIONS, INC. Ticker: WCN Security ID: 941053100 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert H. Davis For For Management 2 Increase Authorized Common Stock For Against Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years ============================ RS S&P 500 INDEX FUND ============================= 3M COMPANY Ticker: MMM Security ID: 88579Y101 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Linda G. Alvarado For For Management 2 Elect Director George W. Buckley For For Management 3 Elect Director Vance D. Coffman For For Management 4 Elect Director Michael L. Eskew For For Management 5 Elect Director W. James Farrell For For Management 6 Elect Director Herbert L. Henkel For For Management 7 Elect Director Edward M. Liddy For For Management 8 Elect Director Robert S. Morrison For For Management 9 Elect Director Aulana L. Peters For For Management 10 Elect Director Robert J. Ulrich For For Management 11 Ratify Auditors For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management 14 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- ABBOTT LABORATORIES Ticker: ABT Security ID: 002824100 Meeting Date: APR 29, 2011 Meeting Type: Annual Record Date: MAR 02, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert J. Alpern For For Management 1.2 Elect Director Roxanne S. Austin For For Management 1.3 Elect Director W. James Farrell For For Management 1.4 Elect Director H. Laurance Fuller For For Management 1.5 Elect Director Edward M. Liddy For For Management 1.6 Elect Director Phebe N. Novakovic For For Management 1.7 Elect Director William A. Osborn For For Management 1.8 Elect Director Samuel C. Scott III For For Management 1.9 Elect Director Glenn F. Tilton For For Management 1.10 Elect Director Miles D. White For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Adopt Policy on Pharmaceutical Price Against Against Shareholder Restraint -------------------------------------------------------------------------------- ABERCROMBIE & FITCH CO. Ticker: ANF Security ID: 002896207 Meeting Date: FEB 28, 2011 Meeting Type: Special Record Date: JAN 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Change State of Incorporation [from For Against Management Delaware to Ohio] 2 Adjourn Meeting For Against Management 3 Other Business For Against Management -------------------------------------------------------------------------------- ABERCROMBIE & FITCH CO. Ticker: ANF Security ID: 002896207 Meeting Date: JUN 16, 2011 Meeting Type: Annual Record Date: APR 27, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Lauren J. Brisky For For Management 2 Elect Director Archie M. Griffin For For Management 3 Elect Director Elizabeth M. Lee For For Management 4 Elect Director Michael E. Greenlees For For Management 5 Elect Director Kevin S. Huvane For For Management 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 8 Declassify the Board of Directors For For Management 9 Ratify Auditors For For Management 10 Amend Omnibus Stock Plan For For Management 11 Amend Omnibus Stock Plan For Against Management 12 Require Independent Board Chairman Against For Shareholder -------------------------------------------------------------------------------- ACE LIMITED Ticker: ACE Security ID: H0023R105 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 30, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Evan G. Greenberg as Director For For Management 1.2 Elect Leo F. Mullin as Director For For Management 1.3 Elect Olivier Steimer as Director For For Management 1.4 Elect Michael P. Connors as Director For For Management 1.5 Elect Eugene B. Shanks, Jr as Director For For Management 1.6 Elect John A. Krol as Director For For Management 2.1 Approve Annual Report For For Management 2.2 Accept Statutory Financial Statements For For Management 2.3 Accept Consolidated Financial For For Management Statements 3 Approve Allocation of Income and For For Management Dividends 4 Approve Discharge of Board and Senior For For Management Management 5.1 Ratify PricewaterhouseCoopers AG as For For Management Auditors 5.2 Ratify Ratify PricewaterhouseCoopers For For Management LLC as Independent Registered Public Accounting Firm as Auditors 5.3 Ratify BDO AG as Special Auditors For For Management 6 Approve Dividend Distribution from For For Management Legal Reserves 7 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 8 Advisory Vote on Say on Pay Frequency None One Year Management -------------------------------------------------------------------------------- ADOBE SYSTEMS INCORPORATED Ticker: ADBE Security ID: 00724F101 Meeting Date: APR 21, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert K. Burgess For For Management 2 Elect Director Daniel Rosensweig For For Management 3 Elect Director Robert Sedgewick For For Management 4 Elect Director John E. Warnock For For Management 5 Amend Qualified Employee Stock Purchase For For Management Plan 6 Approve Executive Incentive Bonus Plan For For Management 7 Ratify Auditors For For Management 8 Declassify the Board of Directors For For Management 9 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 10 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- ADVANCED MICRO DEVICES, INC. Ticker: AMD Security ID: 007903107 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Bruce L. Claflin For For Management 2 Elect Director W. Michael Barnes For For Management 3 Elect Director John E. Caldwell For For Management 4 Elect Director Henry W.K. Chow For For Management 5 Elect Director Craig A. Conway For For Management 6 Elect Director Nicholas M. Donofrio For For Management 7 Elect Director H. Paulett Eberhart For For Management 8 Elect Director Waleed Al Muhairi For For Management 9 Elect Director Robert B. Palmer For For Management 10 Ratify Auditors For For Management 11 Approve Executive Incentive Bonus Plan For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency None One Year Management -------------------------------------------------------------------------------- AETNA INC. Ticker: AET Security ID: 00817Y108 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Mark T. Bertolini For For Management 2 Elect Director Frank M. Clark For For Management 3 Elect Director Betsy Z. Cohen For For Management 4 Elect Director Molly J. Coye For For Management 5 Elect Director Roger N. Farah For For Management 6 Elect Director Barbara Hackman Franklin For For Management 7 Elect Director Jeffrey E. Garten For For Management 8 Elect Director Gerald Greenwald For For Management 9 Elect Director Ellen M. Hancock For For Management 10 Elect Director Richard J. Harrington For For Management 11 Elect Director Edward J. Ludwig For For Management 12 Elect Director Joseph P. Newhouse For For Management 13 Ratify Auditors For For Management 14 Amend Omnibus Stock Plan For For Management 15 Approve Qualified Employee Stock For For Management Purchase Plan 16 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 17 Advisory Vote on Say on Pay Frequency None One Year Management 18 Provide for Cumulative Voting Against For Shareholder 19 Require Independent Board Chairman Against For Shareholder -------------------------------------------------------------------------------- AFLAC INCORPORATED Ticker: AFL Security ID: 001055102 Meeting Date: MAY 02, 2011 Meeting Type: Annual Record Date: FEB 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Daniel P. Amos For For Management 2 Elect Director John Shelby Amos II For For Management 3 Elect Director Paul S. Amos II For For Management 4 Elect Director Michael H. Armacost For For Management 5 Elect Director Kriss Cloninger III For For Management 6 Elect Director Elizabeth J. Hudson For For Management 7 Elect Director Douglas W. Johnson For For Management 8 Elect Director Robert B. Johnson For For Management 9 Elect Director Charles B. Knapp For For Management 10 Elect Director E. Stephen Purdom For For Management 11 Elect Director Barbara K. Rimer For For Management 12 Elect Director Marvin R. Schuster For For Management 13 Elect Director David Gary Thompson For For Management 14 Elect Director Robert L. Wright For For Management 15 Elect Director Takuro Yoshida For For Management 16 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 17 Advisory Vote on Say on Pay Frequency One Year One Year Management 18 Ratify Auditors For For Management -------------------------------------------------------------------------------- AFLAC INCORPORATED Ticker: AFL Security ID: 001055A99 Meeting Date: MAY 02, 2011 Meeting Type: Annual Record Date: FEB 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Daniel P. Amos For For Management 2 Elect Director John Shelby Amos II For For Management 3 Elect Director Paul S. Amos II For For Management 4 Elect Director Michael H. Armacost For For Management 5 Elect Director Kriss Cloninger III For For Management 6 Elect Director Elizabeth J. Hudson For For Management 7 Elect Director Douglas W. Johnson For For Management 8 Elect Director Robert B. Johnson For For Management 9 Elect Director Charles B. Knapp For For Management 10 Elect Director E. Stephen Purdom For For Management 11 Elect Director Barbara K. Rimer For For Management 12 Elect Director Marvin R. Schuster For For Management 13 Elect Director David Gary Thompson For For Management 14 Elect Director Robert L. Wright For For Management 15 Elect Director Takuro Yoshida For For Management 16 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 17 Advisory Vote on Say on Pay Frequency One Year One Year Management 18 Ratify Auditors For For Management -------------------------------------------------------------------------------- AGILENT TECHNOLOGIES, INC. Ticker: A Security ID: 00846U101 Meeting Date: MAR 01, 2011 Meeting Type: Annual Record Date: JAN 06, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Heidi Fields For For Management 2 Elect Director David M. Lawrence For For Management 3 Elect Director A. Barry Rand For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- AIR PRODUCTS AND CHEMICALS, INC. Ticker: APD Security ID: 009158106 Meeting Date: JAN 27, 2011 Meeting Type: Annual Record Date: NOV 30, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Chadwick C. Deaton For For Management 1.2 Elect Director Michael J. Donahue For For Management 1.3 Elect Director Ursula O. Fairbairn For For Management 1.4 Elect Director Lawrence S. Smith For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Approve Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- AIRGAS, INC. Ticker: ARG Security ID: 009363102 Meeting Date: SEP 15, 2010 Meeting Type: Proxy Contest Record Date: JUL 19, 2010 # Proposal Mgt Rec Vote Cast Sponsor Management Proxy (White Card) None 1.1 Elect Director Peter McCausland For Did Not Vote Management 1.2 Elect Director W. Thacher Brown For Did Not Vote Management 1.3 Elect Director Richard C. Ill For Did Not Vote Management 2 Ratify Auditors For Did Not Vote Management 3 Amend Qualified Employee Stock Purchase For Did Not Vote Management Plan 4 Approve Implementation of Director Against Did Not Vote Shareholder Disqualifying Requirements 5 Change Date of Annual Meeting Against Did Not Vote Shareholder 6 Repeal Bylaws Amendments Adopted after Against Did Not Vote Shareholder April 7, 2010 # Proposal Diss Rec Vote Cast Sponsor Dissident Proxy (Gold Card) None 1.1 Elect Director John P. Clancey For For Shareholder 1.2 Elect Director Robert L. Lumpkins For For Shareholder 1.3 Elect Director Ted B. Miller For For Shareholder 2 Approve Implementation of Director For For Shareholder Disqualifying Requirements 3 Change Date of Annual Meeting For Against Shareholder 4 Repeal Bylaws Amendments Adopted after For For Shareholder April 7, 2010 5 Ratify Auditors None For Management 6 Amend Qualified Employee Stock Purchase None For Management Plan -------------------------------------------------------------------------------- AK STEEL HOLDING CORPORATION Ticker: AKS Security ID: 001547108 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Richard A. Abdoo For For Management 2 Elect Director John S. Brinzo For For Management 3 Elect Director Dennis C. Cuneo For For Management 4 Elect Director William K. Gerber For For Management 5 Elect Director Bonnie G. Hill For For Management 6 Elect Director Robert H. Jenkins For For Management 7 Elect Director Ralph S. Michael, III For For Management 8 Elect Director Shirley D. Peterson For For Management 9 Elect Director James A. Thomson For For Management 10 Elect Director James L. Wainscott For For Management 11 Ratify Auditors For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- AKAMAI TECHNOLOGIES, INC. Ticker: AKAM Security ID: 00971T101 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director C. Kim Goodwin For For Management 2 Elect Director David W. Kenny For For Management 3 Elect Director Peter J. Kight For For Management 4 Elect Director Frederic V. Salerno For For Management 5 Amend Omnibus Stock Plan For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- ALCOA INC. Ticker: AA Security ID: 013817101 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: FEB 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Klaus Kleinfeld For For Management 1.2 Elect Director James W. Owens For For Management 1.3 Elect Director Ratan N. Tata For For Management 2 Ratify Auditor For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Approve Executive Incentive Bonus Plan For For Management 6 Reduce Supermajority Vote Requirement For For Management Relating to Fair Price Protection 7 Reduce Supermajority Vote Requirement For For Management Relating to Director Elections 8 Reduce Supermajority Vote Requirement For For Management Relating to the Removal of Directors 9 Provide Right to Act by Written Consent Against For Shareholder 10 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- ALLEGHENY ENERGY, INC. Ticker: AYE Security ID: 017361106 Meeting Date: SEP 14, 2010 Meeting Type: Special Record Date: JUL 16, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- ALLEGHENY TECHNOLOGIES INCORPORATED Ticker: ATI Security ID: 01741R102 Meeting Date: APR 29, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James C. Diggs For For Management 1.2 Elect Director J. Brett Harvey For For Management 1.3 Elect Director Michael J. Joyce For For Management 2 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- ALLERGAN, INC. Ticker: AGN Security ID: 018490102 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Deborah Dunsire For For Management 2 Elect Director Trevor M. Jones For For Management 3 Elect Director Louis J. Lavigne, Jr. For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years 7 Approve Executive Incentive Bonus Plan For For Management 8 Approve Omnibus Stock Plan For For Management 9 Declassify the Board of Directors For For Management -------------------------------------------------------------------------------- ALTERA CORPORATION Ticker: ALTR Security ID: 021441100 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John P. Daane For For Management 2 Elect Director Robert J. Finocchio, Jr. For For Management 3 Elect Director Kevin McGarity For For Management 4 Elect Director T. Michael Nevens For For Management 5 Elect Director Krish A. Prabhu For For Management 6 Elect Director John Shoemaker For For Management 7 Elect Director Susan Wang For For Management 8 Amend Omnibus Stock Plan For For Management 9 Amend Qualified Employee Stock Purchase For For Management Plan 10 Reduce Supermajority Vote Requirement For For Management 11 Adopt the Jurisdiction of Incorporation For Against Management as the Exclusive Forum for Certain Disputes 12 Provide Right to Call Special Meeting For For Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency One Year One Year Management 15 Ratify Auditors For For Management -------------------------------------------------------------------------------- ALTRIA GROUP, INC. Ticker: MO Security ID: 02209S103 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Elizabeth E. Bailey For For Management 2 Elect Director Gerald L. Baliles For For Management 3 Elect Director John T. Casteen III For For Management 4 Elect Director Dinyar S. Devitre For For Management 5 Elect Director Thomas F. Farrell II For For Management 6 Elect Director Thomas W. Jones For For Management 7 Elect Director George Munoz For For Management 8 Elect Director Nabil Y. Sakkab For For Management 9 Elect Director Michael E. Szymanczyk For For Management 10 Ratify Auditors For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency None One Year Management 13 Cease Production of Flavored Tobacco Against Against Shareholder Products -------------------------------------------------------------------------------- AMAZON.COM, INC. Ticker: AMZN Security ID: 023135106 Meeting Date: JUN 07, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Jeffrey P. Bezos For For Management 2 Elect Director Tom A. Alberg For For Management 3 Elect Director John Seely Brown For For Management 4 Elect Director William B. Gordon For For Management 5 Elect Director Alain Monie For For Management 6 Elect Director Jonathan J. Rubinstein For For Management 7 Elect Director Thomas O. Ryder For For Management 8 Elect Director Patricia Q. Stonesifer For For Management 9 Ratify Auditors For For Management 10 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 11 Advisory Vote on Say on Pay Frequency Three One Year Management Years 12 Amend Bylaws-- Call Special Meetings Against For Shareholder 13 Report on Climate Change Against For Shareholder -------------------------------------------------------------------------------- AMEREN CORPORATION Ticker: AEE Security ID: 023608102 Meeting Date: APR 21, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen F. Brauer For For Management 1.2 Elect Director Ellen M. Fitzsimmons For For Management 1.3 Elect Director Walter J. Galvin For For Management 1.4 Elect Director Gayle P.W. Jackson For For Management 1.5 Elect Director James C. Johnson For For Management 1.6 Elect Director Steven H. Lipstein For For Management 1.7 Elect Director Patrick T. Stokes For For Management 1.8 Elect Director Thomas R. Voss For For Management 1.9 Elect Director Stephen R. Wilson For For Management 1.10 Elect Director Jack D. Woodard For For Management 2 Approve Director Liability and For For Management Indemnification 3 Amend Omnibus Stock Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Ratify Auditors For For Management 7 Report on Coal Combustion Waste Hazard Against For Shareholder and Risk Mitigation Efforts -------------------------------------------------------------------------------- AMERICAN ELECTRIC POWER COMPANY, INC. Ticker: AEP Security ID: 025537101 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David J. Anderson For For Management 2 Elect Director James F. Cordes For For Management 3 Elect Director Ralph D. Crosby, Jr. For For Management 4 Elect Director Linda A. Goodspeed For For Management 5 Elect Director Thomas E. Hoaglin For For Management 6 Elect Director Lester A. Hudson, Jr. For For Management 7 Elect Director Michael G. Morris For For Management 8 Elect Director Richard C. Notebaert For For Management 9 Elect Director Lionel L. Nowell III For For Management 10 Elect Director Richard L. Sandor For For Management 11 Elect Director Kathryn D. Sullivan For For Management 12 Elect Director Sara Martinez Tucker For For Management 13 Elect Director John F. Turner For For Management 14 Ratify Auditors For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- AMERICAN EXPRESS COMPANY Ticker: AXP Security ID: 025816109 Meeting Date: MAY 02, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Daniel F. Akerson For For Management 1.2 Elect Director Charlene Barshefsky For For Management 1.3 Elect Director Ursula M. Burns For For Management 1.4 Elect Director Kenneth I. Chenault For For Management 1.5 Elect Director Peter Chernin For For Management 1.6 Elect Director Theodore J. Leonsis For For Management 1.7 Director Jan Leschly For For Management 1.8 Director Richard C. Levin For For Management 1.9 Director Richard A. McGinn For For Management 1.10 Director Edward D. Miller For For Management 1.11 Director Steven S. Reinemund For For Management 1.12 Director Robert D. Walter For For Management 1.13 Director Ronald A. Williams For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Provide for Cumulative Voting Against For Shareholder 6 Amend Bylaws-- Call Special Meetings Against For Shareholder -------------------------------------------------------------------------------- AMERICAN INTERNATIONAL GROUP, INC. Ticker: AIG Security ID: 026874784 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert H. Benmosche For For Management 2 Elect Director W. Don Cornwell For For Management 3 Elect Director John H. Fitzpatrick For For Management 4 Elect Director Laurette T. Koellner For For Management 5 Elect Director Donald H. Layton For For Management 6 Elect Director Christopher S. Lynch For For Management 7 Elect Director Arthur C. Martinez For For Management 8 Elect Director George L. Miles, Jr. For For Management 9 Elect Director Henry S. Miller For For Management 10 Elect Director Robert S. Miller For For Management 11 Elect Director Suzanne Nora Johnson For For Management 12 Elect Director Morris W. Offit For For Management 13 Elect Director Ronald A. Rittenmeyer For For Management 14 Elect Director Douglas M. Steenland For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Approve Securities Transfer For For Management Restrictions 17 Ratify Tax Asset Protection Plan (NOL For For Management Pill) 18 Ratify Auditors For For Management 19 Adopt Policy to Promote Responsible Use Against For Shareholder of Company Stock by Named Executive Officers and Directors -------------------------------------------------------------------------------- AMERICAN TOWER CORPORATION Ticker: AMT Security ID: 029912201 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Raymond P. Dolan For For Management 2 Elect Director Ronald M. Dykes For For Management 3 Elect Director Carolyn F. Katz For For Management 4 Elect Director Gustavo Lara Cantu For For Management 5 Elect Director Joann A. Reed For For Management 6 Elect Director Pamela D.A. Reeve For For Management 7 Elect Director David E. Sharbutt For For Management 8 Elect Director James D. Taiclet, Jr. For For Management 9 Elect Director Samme L. Thompson For For Management 10 Ratify Auditors For For Management 11 Reduce Supermajority Vote Requirement For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- AMERIPRISE FINANCIAL, INC. Ticker: AMP Security ID: 03076C106 Meeting Date: APR 27, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Siri S. Marshall For For Management 2 Elect Director W. Walker Lewis For For Management 3 Elect Director William H. Turner For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- AMERISOURCEBERGEN CORPORATION Ticker: ABC Security ID: 03073E105 Meeting Date: FEB 17, 2011 Meeting Type: Annual Record Date: DEC 20, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Charles H. Cotros For For Management 2 Elect Director Jane E. Henney For For Management 3 Elect Director R. David Yost For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years 7 Declassify the Board of Directors For For Management 8 Approve Qualified Employee Stock For For Management Purchase Plan -------------------------------------------------------------------------------- AMGEN INC. Ticker: AMGN Security ID: 031162100 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David Baltimore For For Management 2 Elect Director Frank J. Biondi, Jr. For For Management 3 Elect Director Francois De Carbonnel For For Management 4 Elect Director Vance D. Coffman For For Management 5 Elect Director Rebecca M. Henderson For For Management 6 Elect Director Frank C. Herringer For For Management 7 Elect Director Gilbert S. Omenn For For Management 8 Elect Director Judith C. Pelham For For Management 9 Elect Director J. Paul Reason For For Management 10 Elect Director Leonard D. Schaeffer For For Management 11 Elect Director Kevin W. Sharer For For Management 12 Elect Director Ronald D. Sugar For For Management 13 Ratify Auditors For For Management 14 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency One Year One Year Management 16 Provide Right to Act by Written Consent Against For Shareholder -------------------------------------------------------------------------------- AMPHENOL CORPORATION Ticker: APH Security ID: 032095101 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ronald P. Badie For For Management 1.2 Elect Director R. Adam Norwitt For For Management 1.3 Elect Director Dean H. Secord For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- ANADARKO PETROLEUM CORPORATION Ticker: APC Security ID: 032511107 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John R. Butler, Jr. For For Management 2 Elect Director Kevin P. Chilton For For Management 3 Elect Director Luke R. Corbett For Against Management 4 Elect Director H. Paulett Eberhart For For Management 5 Elect Director Preston M. Geren, III For For Management 6 Elect Director John R. Gordon For For Management 7 Elect Director James T. Hackett For For Management 8 Ratify Auditors For For Management 9 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 10 Advisory Vote on Say on Pay Frequency Three One Year Management Years 11 Amend EEO Policy to Prohibit Against For Shareholder Discrimination based on Gender Identity 12 Require Independent Board Chairman Against For Shareholder 13 Pro-rata Vesting of Equity Plans Against For Shareholder 14 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- ANALOG DEVICES, INC. Ticker: ADI Security ID: 032654105 Meeting Date: MAR 08, 2011 Meeting Type: Annual Record Date: JAN 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Ray Stata For For Management 2 Elect Director Jerald G. Fishman For For Management 3 Elect Director James A. Champy For For Management 4 Elect Director John L. Doyle For For Management 5 Elect Director John C. Hodgson For For Management 6 Elect Director Yves-Andre Istel For For Management 7 Elect Director Neil Novich For For Management 8 Elect Director F. Grant Saviers For For Management 9 Elect Director Paul J. Severino For For Management 10 Elect Director Kenton J. Sicchitano For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency Three One Year Management Years 13 Ratify Auditors For For Management -------------------------------------------------------------------------------- AON CORPORATION Ticker: AON Security ID: 037389103 Meeting Date: SEP 20, 2010 Meeting Type: Special Record Date: AUG 16, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Issue Shares in Connection with For For Management Acquisition 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- AON CORPORATION Ticker: AON Security ID: 037389103 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 30, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Lester B. Knight For For Management 2 Elect Director Gregory C. Case For For Management 3 Elect Director Fulvio Conti For For Management 4 Elect Director Cheryl A. Francis For For Management 5 Elect Director Judson C. Green For For Management 6 Elect Director Edgar D. Jannotta For For Management 7 Elect Director Jan Kalff For For Management 8 Elect Director J. Michael Losh For For Management 9 Elect Director R. Eden Martin For For Management 10 Elect Director Andrew J. McKenna For For Management 11 Elect Director Robert S. Morrison For For Management 12 Elect Director Richard B. Myers For For Management 13 Elect Director Richard C. Notebaert For For Management 14 Elect Director John W. Rogers, Jr. For For Management 15 Elect Director Gloria Santona For For Management 16 Elect Director Carolyn Y. Woo For For Management 17 Ratify Auditors For For Management 18 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 19 Advisory Vote on Say on Pay Frequency One Year One Year Management 20 Approve Omnibus Stock Plan For Against Management 21 Approve Qualified Employee Stock For For Management Purchase Plan -------------------------------------------------------------------------------- APACHE CORPORATION Ticker: APA Security ID: 037411105 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director G. Steven Farris For For Management 2 Elect Director Randolph M. Ferlic For For Management 3 Elect Director A.D. Frazier, Jr. For For Management 4 Elect Director John A. Kocur For For Management 5 Ratify Auditors For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management 8 Increase Authorized Common Stock For For Management 9 Increase Authorized Preferred Stock For For Management 10 Approve Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- APARTMENT INVESTMENT AND MANAGEMENT COMPANY Ticker: AIV Security ID: 03748R101 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director James N. Bailey For For Management 2 Elect Director Terry Considine For For Management 3 Elect Director Richard S. Ellwood For For Management 4 Elect Director Thomas L. Keltner For For Management 5 Elect Director J. Landis Martin For For Management 6 Elect Director Robert A. Miller For For Management 7 Elect Director Kathleen M. Nelson For For Management 8 Elect Director Michael A. Stein For For Management 9 Ratify Auditors For For Management 10 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 11 Advisory Vote on Say on Pay Frequency One Year One Year Management 12 Amend Charter Permiting the Board to For For Management Grant Waivers of the Ownership Limit -------------------------------------------------------------------------------- APPLE INC. Ticker: AAPL Security ID: 037833100 Meeting Date: FEB 23, 2011 Meeting Type: Annual Record Date: DEC 27, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William V. Campbell For For Management 1.2 Elect Director Millard S. Drexler For For Management 1.3 Elect Director Albert A. Gore, Jr. For For Management 1.4 Elect Director Steven P. Jobs For For Management 1.5 Elect Director Andrea Jung For For Management 1.6 Elect Director Arthur D. Levinson For For Management 1.7 Elect Director Ronald D. Sugar For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Adopt Policy on Succession Planning Against For Shareholder 6 Require a Majority Vote for the Against For Shareholder Election of Directors -------------------------------------------------------------------------------- APPLIED MATERIALS, INC. Ticker: AMAT Security ID: 038222105 Meeting Date: MAR 08, 2011 Meeting Type: Annual Record Date: JAN 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Aart J. De Geus For For Management 1.2 Elect Director Stephen R. Forrest For For Management 1.3 Elect Director Thomas J. Iannotti For For Management 1.4 Elect Director Susan M. James For For Management 1.5 Elect Director Alexander A. Karsner For For Management 1.6 Elect Director Gerhard H. Parker For For Management 1.7 Elect Director Dennis D. Powell For For Management 1.8 Elect Director Willem P. Roelandts For For Management 1.9 Elect Director James E. Rogers For For Management 1.10 Elect Director Michael R. Splinter For For Management 1.11 Elect Director Robert H. Swan For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- ARCHER-DANIELS-MIDLAND COMPANY Ticker: ADM Security ID: 039483102 Meeting Date: NOV 04, 2010 Meeting Type: Annual Record Date: SEP 09, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director George W. Buckley For For Management 2 Elect Director Mollie Hale Carter For For Management 3 Elect Director Pierre Dufour For For Management 4 Elect Director Donald E. Felsinger For For Management 5 Elect Director Victoria F. Haynes For For Management 6 Elect Director Antonio Maciel Neto For For Management 7 Elect Director Patrick J. Moore For For Management 8 Elect Director Thomas F. O'Neill For For Management 9 Elect Director Kelvin R. Westbrook For For Management 10 Elect Director Patricia A. Woertz For For Management 11 Ratify Auditors For For Management 12 Adopt Policy to Prohibit Political Against Against Shareholder Spending 13 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- ASSURANT, INC. Ticker: AIZ Security ID: 04621X108 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Elaine D. Rosen For For Management 2 Elect Director Howard L. Carver For For Management 3 Elect Director Juan N. Cento For For Management 4 Elect Director Lawrence V. Jackson For For Management 5 Elect Director David B. Kelso For For Management 6 Elect Director Charles J. Koch For For Management 7 Elect Director H. Carroll Mackin For For Management 8 Elect Director Robert B. Pollock For For Management 9 Elect Director John A.C. Swainson For For Management 10 Ratify Auditors For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- AT&T INC. Ticker: T Security ID: 00206R102 Meeting Date: APR 29, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Randall L. Stephenson For For Management 2 Elect Director Gilbert F. Amelio For For Management 3 Elect Director Reuben V. Anderson For For Management 4 Elect Director James H. Blanchard For For Management 5 Elect Director Jaime Chico Pardo For For Management 6 Elect Director James P. Kelly For For Management 7 Elect Director Jon C. Madonna For For Management 8 Elect Director Lynn M. Martin For For Management 9 Elect Director John B. McCoy For For Management 10 Elect Director Joyce M. Roche For For Management 11 Elect Director Matthew K. Rose For For Management 12 Elect Director Laura D Andrea Tyson For For Management 13 Ratify Auditors For For Management 14 Approve Omnibus Stock Plan For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency Three One Year Management Years 17 Report on Political Contributions Against For Shareholder 18 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 19 Provide Right to Act by Written Consent Against For Shareholder -------------------------------------------------------------------------------- AUTODESK, INC. Ticker: ADSK Security ID: 052769106 Meeting Date: JUN 16, 2011 Meeting Type: Annual Record Date: APR 19, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Carl Bass For For Management 2 Elect Director Crawford W. Beveridge For For Management 3 Elect Director J. Hallam Dawson For For Management 4 Elect Director Per-Kristian Halvorsen For For Management 5 Elect Director Sean M. Maloney For For Management 6 Elect Director Mary T. McDowell For For Management 7 Elect Director Lorrie M. Norrington For For Management 8 Elect Director Charles J. Robel For For Management 9 Elect Director Steven M. West For For Management 10 Ratify Auditors For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- AUTOMATIC DATA PROCESSING, INC. Ticker: ADP Security ID: 053015103 Meeting Date: NOV 09, 2010 Meeting Type: Annual Record Date: SEP 10, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Gregory D. Brenneman For For Management 1.2 Elect Director Leslie A. Brun For For Management 1.3 Elect Director Gary C. Butler For For Management 1.4 Elect Director Leon G. Cooperman For For Management 1.5 Elect Director Eric C. Fast For For Management 1.6 Elect Director Linda R. Gooden For For Management 1.7 Elect Director R. Glenn Hubbard For For Management 1.8 Elect Director John P. Jones For For Management 1.9 Elect Director Sharon T. Rowlands For For Management 1.10 Elect Director Enrique T. Salem For For Management 1.11 Elect Director Gregory L. Summe For For Management 2 Amend Qualified Employee Stock Purchase For For Management Plan 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- AUTONATION, INC. Ticker: AN Security ID: 05329W102 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Mike Jackson For For Management 2 Elect Director Robert J. Brown For For Management 3 Elect Director Rick L. Burdick For For Management 4 Elect Director William C. Crowley For Against Management 5 Elect Director David B. Edelson For For Management 6 Elect Director Robert R. Grusky For For Management 7 Elect Director Michael Larson For For Management 8 Elect Director Michael E. Maroone For For Management 9 Elect Director Carlos A. Migoya For For Management 10 Elect Director Alison H. Rosenthal For For Management 11 Ratify Auditors For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency Three One Year Management Years 14 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 15 Provide for Cumulative Voting Against For Shareholder -------------------------------------------------------------------------------- AUTOZONE, INC. Ticker: AZO Security ID: 053332102 Meeting Date: DEC 15, 2010 Meeting Type: Annual Record Date: OCT 18, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William C. Crowley For For Management 1.2 Elect Director Sue E. Gove For For Management 1.3 Elect Director Earl G. Graves, Jr. For For Management 1.4 Elect Director Robert R. Grusky For For Management 1.5 Elect Director . R. Hyde, III For For Management 1.6 Elect Director W. Andrew McKenna For For Management 1.7 Elect Director George R. Mrkonic, Jr. For For Management 1.8 Elect Director Luis P. Nieto For For Management 1.9 Elect Director William C. Rhodes, III For For Management 1.10 Elect Director Theodore W. Ullyot For For Management 2 Approve Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- AVALONBAY COMMUNITIES, INC. Ticker: AVB Security ID: 053484101 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Bryce Blair For For Management 1.2 Elect Director Bruce A. Choate For For Management 1.3 Elect Director John J. Healy, Jr. For For Management 1.4 Elect Director Timothy J. Naughton For For Management 1.5 Elect Director Lance R. Primis For For Management 1.6 Elect Director Peter S. Rummell For For Management 1.7 Elect Director H. Jay Sarles For For Management 1.8 Elect Director W. Edward Walter For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- AVERY DENNISON CORPORATION Ticker: AVY Security ID: 053611109 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Peter K. Barker For For Management 2 Elect Director Ken C. Hicks For For Management 3 Elect Director Debra L. Reed For For Management 4 Ratify Auditors For For Management 5 Declassify the Board of Directors For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency Two Years One Year Management -------------------------------------------------------------------------------- AVON PRODUCTS, INC. Ticker: AVP Security ID: 054303102 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director W. Don Cornwell For For Management 1.2 Elect Director V. Ann Hailey For For Management 1.3 Elect Director Fred Hassan For For Management 1.4 Elect Director Andrea Jung For For Management 1.5 Elect Director Maria Elena Lagomasino For For Management 1.6 Elect Director Ann S. Moore For For Management 1.7 Elect Director Paul S. Pressler For For Management 1.8 Elect Director Gary M. Rodkin For For Management 1.9 Elect Director Paula Stern For For Management 1.10 Elect Director Lawrence A. Weinbach For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management 5 Reduce Supermajority Vote Requirement For For Management -------------------------------------------------------------------------------- BAKER HUGHES INCORPORATED Ticker: BHI Security ID: 057224107 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Larry D. Brady For For Management 1.2 Elect Director Clarence P. Cazalot, Jr. For For Management 1.3 Elect Director Chad C. Deaton For For Management 1.4 Elect Director Anthony G. Fernandes For For Management 1.5 Elect Director Claire W. Gargalli For For Management 1.6 Elect Director Pierre H. Jungels For For Management 1.7 Elect Director James A. Lash For For Management 1.8 Elect Director J. Larry Nichols For For Management 1.9 Elect Director H. John Riley, Jr. For For Management 1.10 Elect Director J. W. Stewart For For Management 1.11 Elect Director Charles L. Watson For For Management 2 Ratify Auditors For For Management 3 Amend Executive Incentive Bonus Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency None One Year Management 6 Require a Majority Vote for the Against For Shareholder Election of Directors -------------------------------------------------------------------------------- BALL CORPORATION Ticker: BLL Security ID: 058498106 Meeting Date: APR 27, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John A. Hayes For Withhold Management 1.2 Elect Director George M. Smart For Withhold Management 1.3 Elect Director Theodore M. Solso For Withhold Management 1.4 Elect Director Staurt A. Taylor II For Withhold Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Submit Shareholder Rights Plan (Poison Against For Shareholder Pill) to Shareholder Vote 6 Reincorporate in Another State Against For Shareholder [Delaware] -------------------------------------------------------------------------------- BANK OF AMERICA CORPORATION Ticker: BAC Security ID: 060505104 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Mukesh D. Ambani For For Management 2 Elect Director Susan S. Bies For For Management 3 Elect Director Frank P. Bramble, Sr. For For Management 4 Elect Director Virgis W. Colbert For For Management 5 Elect Director Charles K. Gifford For For Management 6 Elect Director Charles O. Holliday, Jr. For For Management 7 Elect Director D. Paul Jones, Jr. For For Management 8 Elect Director Monica C. Lozano For For Management 9 Elect Director Thomas J. May For For Management 10 Elect Director Brian T. Moynihan For For Management 11 Elect Director Donald E. Powell For For Management 12 Elect Director Charles O. Rossotti For For Management 13 Elect Director Robert W. Scully For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency One Year One Year Management 16 Ratify Auditors For For Management 17 Disclose Prior Government Service Against Against Shareholder 18 Provide Right to Act by Written Consent Against For Shareholder 19 Require Audit Committee Review and Against For Shareholder Report on Controls Related to Loans, Foreclosure and Securitizations 20 Report on Lobbying Expenses Against For Shareholder 21 Report on Collateral in Derivatives Against For Shareholder Trading 22 Restore or Provide for Cumulative Against For Shareholder Voting 23 Claw-back of Payments under Against For Shareholder Restatements 24 Prohibit Certain Relocation Benefits to Against For Shareholder Senior Executives -------------------------------------------------------------------------------- BAXTER INTERNATIONAL INC. Ticker: BAX Security ID: 071813109 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Wayne T. Hockmeyer For For Management 2 Elect Director Robert L. Parkinson, Jr. For For Management 3 Elect Director Thomas T. Stallkamp For For Management 4 Elect Director Albert P.L. Stroucken For For Management 5 Ratify Auditors For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency Three One Year Management Years 8 Approve Qualified Employee Stock For For Management Purchase Plan 9 Approve Omnibus Stock Plan For For Management 10 Amend Certificate of Incorporation to For For Management Declassify the Board and Reduce Supermajority Voting Requirement -------------------------------------------------------------------------------- BB&T CORPORATION Ticker: BBT Security ID: 054937107 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: FEB 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John A. Allison IV For For Management 1.2 Elect Director Jennifer S. Banner For For Management 1.3 Elect Director K. David Boyer, Jr. For For Management 1.4 Elect Director Anna R. Cablik For For Management 1.5 Elect Director Ronald E. Deal For For Management 1.6 Elect Director J. Littleton Glover, Jr. For Withhold Management 1.7 Elect Director Jane P. Helm For For Management 1.8 Elect Director John P. Howe III For For Management 1.9 Elect Director Kelly S. King For For Management 1.10 Elect Director Valeria Lynch Lee For For Management 1.11 Elect Director J. Holmes Morrison For For Management 1.12 Elect Director Nido R. Qubein For For Management 1.13 Elect Director Thomas E. Skains For For Management 1.14 Elect Director Thomas N. Thompson For For Management 1.15 Elect Director Stephen T. Williams For For Management 2 Amend Executive Incentive Bonus Plan For Against Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Report on Political Contributions Against For Shareholder 7 Require a Majority Vote for the Against For Shareholder Election of Directors -------------------------------------------------------------------------------- BECTON, DICKINSON AND COMPANY Ticker: BDX Security ID: 075887109 Meeting Date: FEB 01, 2011 Meeting Type: Annual Record Date: DEC 10, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Basil L. Anderson For For Management 1.2 Elect Director Henry P. Becton, Jr. For For Management 1.3 Elect Director Edward F. Degraan For For Management 1.4 Elect Director C.M. Fraser-Liggett For For Management 1.5 Elect Director Christopher Jones For For Management 1.6 Elect Director Marshall O. Larsen For For Management 1.7 Elect Director Edward J. Ludwig For For Management 1.8 Elect Director Adel A.F. Mahmoud For For Management 1.9 Elect Director Gary A. Mecklenburg For For Management 1.10 Elect Director Cathy E. Minehan For Withhold Management 1.11 Elect Director James F. Orr For For Management 1.12 Elect Director Willard J. Overlock, Jr For For Management 1.13 Elect Director Bertram L. Scott For For Management 1.14 Elect Director Alfred Sommer For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency None One Year Management 5 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 6 Provide for Cumulative Voting Against For Shareholder -------------------------------------------------------------------------------- BED BATH & BEYOND INC. Ticker: BBBY Security ID: 075896100 Meeting Date: JUN 23, 2011 Meeting Type: Annual Record Date: MAY 06, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Warren Eisenberg For For Management 2 Elect Director Leonard Feinstein For For Management 3 Elect Director Steven H. Temares For For Management 4 Elect Director Dean S. Adler For For Management 5 Elect Director Stanley F. Barshay For For Management 6 Elect Director Klaus Eppler For For Management 7 Elect Director Patrick R. Gaston For For Management 8 Elect Director Jordan Heller For For Management 9 Elect Director Victoria A. Morrison For For Management 10 Ratify Auditors For For Management 11 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- BEMIS COMPANY, INC. Ticker: BMS Security ID: 081437105 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edward N. Perry For For Management 1.2 Elect Director William J. Scholle For For Management 1.3 Elect Director Timothy M. Manganello For For Management 1.4 Elect Director Philip G. Weaver For For Management 1.5 Elect Director Henry J. Theisen For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- BERKSHIRE HATHAWAY INC. Ticker: BRK.B Security ID: 084670702 Meeting Date: APR 30, 2011 Meeting Type: Annual Record Date: MAR 02, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Warren E. Buffett For For Management 1.2 Elect Director Charles T. Munger For For Management 1.3 Elect Director Howard G. Buffett For For Management 1.4 Elect Director Stephen B. Burke For For Management 1.5 Elect Director Susan L. Decker For For Management 1.6 Elect Director William H. Gates III For For Management 1.7 Elect Director David S. Gottesman For For Management 1.8 Elect Director Charlotte Guyman For For Management 1.9 Elect Director Donald R. Keough For For Management 1.10 Elect Director Thomas S. Murphy For For Management 1.11 Elect Director Ronald L. Olson For For Management 1.12 Elect Director Walter Scott, Jr. For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Adopt Quantitative GHG Goals for Against For Shareholder Products and Operations -------------------------------------------------------------------------------- BEST BUY CO., INC. Ticker: BBY Security ID: 086516101 Meeting Date: JUN 21, 2011 Meeting Type: Annual Record Date: APR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ronald James For For Management 1.2 Elect Director Sanjay Khosla For For Management 1.3 Elect Director George L. Mikan III For For Management 1.4 Elect Director Matthew H. Paull For For Management 1.5 Elect Director Richard M. Schulze For For Management 1.6 Elect Director Hatim A. Tyabji For For Management 2 Ratify Auditors For For Management 3 Change Range for Size of the Board For Against Management 4 Amend Omnibus Stock Plan For For Management 5 Approve Executive Incentive Bonus Plan For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency Three One Year Management Years 8 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- BIG LOTS, INC. Ticker: BIG Security ID: 089302103 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jeffrey P. Berger For For Management 1.2 Elect Director Steven S. Fishman For For Management 1.3 Elect Director Peter J. Hayes For For Management 1.4 Elect Director David T. Kollat For For Management 1.5 Elect Director Brenda J. Lauderback For For Management 1.6 Elect Director Philip E. Mallott For For Management 1.7 Elect Director Russell Solt For For Management 1.8 Elect Director James R. Tener For For Management 1.9 Elect Director Dennis B. Tishkoff For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- BIOGEN IDEC INC. Ticker: BIIB Security ID: 09062X103 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Caroline D. Dorsa For For Management 2 Elect Director Stelios Papadopoulos For For Management 3 Elect Director George A. Scangos For For Management 4 Elect Director Lynn Schenk For For Management 5 Elect Director Alexander J. Denner For For Management 6 Elect Director Nancy L. Leaming For For Management 7 Elect Director Richard C. Mulligan For For Management 8 Elect Director Robert W. Pangia For For Management 9 Elect Director Brian S. Posner For For Management 10 Elect Director Eric K. Rowinsky For For Management 11 Elect Director Stephen A. Sherwin For For Management 12 Elect Director William D. Young For For Management 13 Ratify Auditors For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency One Year One Year Management 16 Declassify the Board of Directors For For Management -------------------------------------------------------------------------------- BLACKROCK, INC. Ticker: BLK Security ID: 09247X101 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: APR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Murry S. Gerber For For Management 1.2 Elect Director James Grosfeld For For Management 1.3 Elect Director Deryck Maughan For For Management 1.4 Elect Director Thomas K. Montag For For Management 1.5 Elect Director Linda Gosden Robinson For Withhold Management 1.6 Elect Director John S. Varley For Withhold Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- BMC SOFTWARE, INC. Ticker: BMC Security ID: 055921100 Meeting Date: JUL 21, 2010 Meeting Type: Annual Record Date: MAY 25, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert E. Beauchamp For For Management 2 Elect Director Jon E. Barfield For For Management 3 Elect Director Gary L. Bloom For For Management 4 Elect Director Meldon K. Gafner For For Management 5 Elect Director Mark J. Hawkins For For Management 6 Elect Director Stephan A. James For For Management 7 Elect Director P. Thomas Jenkins For For Management 8 Elect Director Louis J. Lavigne, Jr. For For Management 9 Elect Director Kathleen A. O'Neil For For Management 10 Elect Director Tom C. Tinsley For For Management 11 Amend Certificate of Incorporation For For Management Providing for Certain Stockholder Voting Standards 12 Ratify Auditors For For Management -------------------------------------------------------------------------------- BOSTON PROPERTIES, INC. Ticker: BXP Security ID: 101121101 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Lawrence S. Bacow For For Management 2 Elect Director Zoe Baird For For Management 3 Elect Director Alan J. Patricof For For Management 4 Elect Director Martin Turchin For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Ratify Auditors For For Management 8 Prepare Sustainability Report Against For Shareholder -------------------------------------------------------------------------------- BOSTON SCIENTIFIC CORPORATION Ticker: BSX Security ID: 101137107 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Katharine T. Bartlett For For Management 1.2 Elect Director Bruce L. Byrnes For For Management 1.3 Elect Director Nelda J. Connors For For Management 1.4 Elect Director J. Raymond Elliott For For Management 1.5 Elect Director Kristina M. Johnson For For Management 1.6 Elect Director Ernest Mario For For Management 1.7 Elect Director N.J. Nicholas, Jr. For For Management 1.8 Elect Director Pete M. Nicholas For For Management 1.9 Elect Director Uwe E. Reinhardt For For Management 1.10 Elect Director John E. Sununu For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Approve Omnibus Stock Plan For For Management 5 Amend Qualified Employee Stock Purchase For For Management Plan 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- BRISTOL-MYERS SQUIBB COMPANY Ticker: BMY Security ID: 110122108 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director L. Andreotti For For Management 2 Elect Director L.B. Campbell For For Management 3 Elect Director J.M. Cornelius For For Management 4 Elect Director L.J. Freeh For For Management 5 Elect Director L.H. Glimcher For For Management 6 Elect Director M. Grobstein For For Management 7 Elect Director L. Johansson For For Management 8 Elect Director A.J. Lacy For For Management 9 Elect Director V.L. Sato For For Management 10 Elect Director E. Sigal For For Management 11 Elect Director T.D. West, Jr. For For Management 12 Elect Director R.S. Williams For For Management 13 Ratify Auditors For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency Three One Year Management Years 16 Increase Disclosure of Executive Against Against Shareholder Compensation 17 Provide Right to Act by Written Consent Against For Shareholder 18 Adopt Policy to Restrain Pharmaceutical Against Against Shareholder Price Increases -------------------------------------------------------------------------------- BROADCOM CORPORATION Ticker: BRCM Security ID: 111320107 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Nancy H. Handel For For Management 1.2 Elect Director Eddy W. Hartenstein For For Management 1.3 Elect Director Maria Klawe For For Management 1.4 Elect Director John E. Major For For Management 1.5 Elect Director Scott A. McGregor For For Management 1.6 Elect Director William T. Morrow For For Management 1.7 Elect Director Henry Samueli For For Management 1.8 Elect Director John A.C. Swainson For For Management 1.9 Elect Director Robert E. Switz For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- C. R. BARD, INC. Ticker: BCR Security ID: 067383109 Meeting Date: APR 20, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John C. Kelly For For Management 1.2 Elect Director Gail K. Naughton For For Management 1.3 Elect Director John H. Weiland For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Prepare Sustainability Report Against For Shareholder 6 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- C.H. ROBINSON WORLDWIDE, INC. Ticker: CHRW Security ID: 12541W209 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert Ezrilov For For Management 2 Elect Director Wayne M. Fortun For For Management 3 Elect Director Brian P. Short For Against Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Ratify Auditors For For Management 7 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- CA, INC. Ticker: CA Security ID: 12673P105 Meeting Date: JUL 27, 2010 Meeting Type: Annual Record Date: JUN 01, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Raymond J. Bromark For For Management 2 Elect Director Gary J. Fernandes For For Management 3 Elect Director Kay Koplovitz For For Management 4 Elect Director Christopher B. Lofgren For For Management 5 Elect Director William E. McCracken For For Management 6 Elect Director Richard Sulpizio For For Management 7 Elect Director Laura S. Unger For For Management 8 Elect Director Arthur F. Weinbach For For Management 9 Elect Director Renato (Ron) Zambonini For For Management 10 Ratify Auditors For For Management 11 Amend Shareholder Rights Plan (Poison For For Management Pill) 12 Adopt Policy on Bonus Banking Against For Shareholder -------------------------------------------------------------------------------- CABLEVISION SYSTEMS CORPORATION Ticker: CVC Security ID: 12686C109 Meeting Date: MAY 24, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Zachary W. Carter For Withhold Management 1.2 Elect Director Thomas V. Reifenheiser For Withhold Management 1.3 Elect Director John R. Ryan For Withhold Management 1.4 Elect Director Vincent Tese For Withhold Management 1.5 Elect Director Leonard Tow For Withhold Management 2 Ratify Auditors For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- CABOT OIL & GAS CORPORATION Ticker: COG Security ID: 127097103 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Dan O. Dinges For For Management 2 Elect Director James R. Gibbs For For Management 3 Elect Director William P. Vititoe For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- CAMERON INTERNATIONAL CORPORATION Ticker: CAM Security ID: 13342B105 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Peter J. Fluor For For Management 2 Elect Director Jack B. Moore For For Management 3 Elect Director David Ross For For Management 4 Ratify Auditors For For Management 5 Approve Executive Incentive Bonus Plan For For Management 6 Amend Omnibus Stock Plan For For Management 7 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 8 Advisory Vote on Say on Pay Frequency None One Year Management -------------------------------------------------------------------------------- CAMPBELL SOUP COMPANY Ticker: CPB Security ID: 134429109 Meeting Date: NOV 18, 2010 Meeting Type: Annual Record Date: SEP 20, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edmund M. Carpenter For For Management 1.2 Elect Director Paul R. Charron For For Management 1.3 Elect Director Douglas R. Conant For For Management 1.4 Elect Director Bennett Dorrance For For Management 1.5 Elect Director Harvey Golub For For Management 1.6 Elect Director Lawrence C. Karlson For For Management 1.7 Elect Director Randall W. Larrimore For For Management 1.8 Elect Director Mary Alice D. Malone For For Management 1.9 Elect Director Sara Mathew For For Management 1.10 Elect Director Denise M. Morrison For For Management 1.11 Elect Director William D. Perez For For Management 1.12 Elect Director Charles R. Perrin For For Management 1.13 Elect Director A. Barry Rand For For Management 1.14 Elect Director Nick Shreiber For For Management 1.15 Elect Director Archbold D. Van Beuren For For Management 1.16 Elect Director Les C. Vinney For For Management 1.17 Elect Director Charlotte C. Weber For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- CAPITAL ONE FINANCIAL CORPORATION Ticker: COF Security ID: 14040H105 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Patrick W. Gross For For Management 2 Elect Director Ann Fritz Hackett For For Management 3 Elect Director Pierre E. Leroy For For Management 4 Ratify Auditors For For Management 5 Declassify the Board of Directors For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- CARDINAL HEALTH, INC. Ticker: CAH Security ID: 14149Y108 Meeting Date: NOV 03, 2010 Meeting Type: Annual Record Date: SEP 07, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Colleen F. Arnold For For Management 2 Elect Director George S. Barrett For For Management 3 Elect Director Glenn A. Britt For For Management 4 Elect Director Carrie S. Cox For For Management 5 Elect Director Calvin Darden For For Management 6 Elect Director Bruce L. Downey For For Management 7 Elect Director John F. Finn For For Management 8 Elect Director Gregory B. Kenny For For Management 9 Elect Director James J. Mongan For For Management 10 Elect Director Richard C. Notebaert For For Management 11 Elect Director David W. Raisbeck For For Management 12 Elect Director Jean G. Spaulding For For Management 13 Ratify Auditors For For Management 14 Permit Board to Amend Bylaws Without For For Management Shareholder Consent 15 Performance-Based Equity Awards Against For Shareholder 16 Require Independent Board Chairman Against Against Shareholder 17 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings -------------------------------------------------------------------------------- CAREFUSION CORPORATION Ticker: CFN Security ID: 14170T101 Meeting Date: NOV 03, 2010 Meeting Type: Annual Record Date: SEP 07, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David L. Schlotterbeck For For Management 2 Elect Director J. Michael Losh For For Management 3 Elect Director Edward D. Miller For For Management 4 Ratify Auditors For For Management 5 Amend Omnibus Stock Plan For For Management 6 Approve Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- CARMAX, INC. Ticker: KMX Security ID: 143130102 Meeting Date: JUN 27, 2011 Meeting Type: Annual Record Date: APR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Thomas J. Folliard For For Management 1.2 Elect Director Rakesh Gangwal For For Management 1.3 Elect Director Shira Goodman For For Management 1.4 Elect Director W. Robert Grafton For For Management 1.5 Elect Director Edgar H. Grubb For For Management 1.6 Elect Director Mitchell D. Steenrod For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- CARNIVAL CORPORATION Ticker: CCL Security ID: 143658300 Meeting Date: APR 13, 2011 Meeting Type: Annual Record Date: FEB 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Reelect Micky Arison As A Director Of For For Management Carnival Corporation And As A Director Of Carnival Plc 2 Reelect Sir Jonathon Band As A Director For For Management Of Carnival Corporation And As A Director Of Carnival Plc 3 Reelect Robert H. Dickinson As A For For Management Director Of Carnival Corporation And As A Director Of Carnival Plc 4 Reelect Arnold W. Donald As A Director For For Management Of Carnival Corporation And As A Director Of Carnival Plc 5 Reelect Pier Luigi Foschi As A Director For For Management Of Carnival Corporation And As A Director Of Carnival Plc 6 Reelect Howard S. Frank As A Director For For Management Of Carnival Corporation And As A Director Of Carnival Plc 7 Reelect Richard J. Glasier As A For For Management Director Of Carnival Corporation And As A Director Of Carnival Plc 8 Reelect Modesto A. Maidique As A For For Management Director Of Carnival Corporation And As A Director Of Carnival Plc 9 Reelect Sir John Parker As A Director For For Management Of Carnival Corporation And As A Director Of Carnival Plc 10 Reelect Peter G. Ratcliffe As A For For Management Director Of Carnival Corporation And As A Director Of Carnival Plc 11 Reelect Stuart Subotnick As A Director For For Management Of Carnival Corporation And As A Director Of Carnival Plc 12 Reelect Laura Weil As A Director Of For For Management Carnival Corporation And As A Director Of Carnival Plc 13 Reelect Randall J. Weisenburger As A For For Management Director Of Carnival Corporation And As A Director Of Carnival Plc 14 Reelect Uzi Zucker As A Director Of For For Management Carnival Corporation And As A Director Of Carnival Plc 15 Reappoint The UK Firm Of For For Management PricewaterhouseCoopers LLP As Independent Auditors For Carnival Plc And Ratify The U.S. Firm Of PricewaterhouseCoopers LLP As The Independent Auditor For Carnival Corporation 16 Authorize The Audit Committee Of For For Management Carnival Plc To Fix Remuneration Of The Independent Auditors Of Carnival Plc 17 Receive The UK Accounts And Reports Of For For Management The Directors And Auditors Of Carnival Plc For The Year Ended November 30, 2010 18 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 19 Advisory Vote on Say on Pay Frequency One Year One Year Management 20 Approve Remuneration of Executive and For For Management Non-Executive Directors 21 Authorize Issue of Equity with For For Management Pre-emptive Rights 22 Authorize Issue of Equity without For For Management Pre-emptive Rights 23 Authorise Shares for Market Purchase For For Management 24 Approve Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- CATERPILLAR INC. Ticker: CAT Security ID: 149123101 Meeting Date: JUN 08, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David L. Calhoun For Withhold Management 1.2 Elect Director Daniel M. Dickinson For For Management 1.3 Elect Director Eugene V. Fife For For Management 1.4 Elect Director Juan Gallardo For For Management 1.5 Elect Director David R. Goode For For Management 1.6 Elect Director Jesse J. Greene, Jr. For For Management 1.7 Elect Director Peter A. Magowan For For Management 1.8 Elect Director Dennis A. Muilenburg For For Management 1.9 Elect Director Douglas R. Oberhelman For For Management 1.10 Elect Director William A. Osborn For For Management 1.11 Elect Director Charles D. Powell For For Management 1.12 Elect Director Edward B. Rust, Jr. For For Management 1.13 Elect Director Susan C. Schwab For For Management 1.14 Elect Director Joshua I. Smith For For Management 1.15 Elect Director Miles D. White For For Management 2 Ratify Auditors For For Management 3 Amend Executive Incentive Bonus Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Report on Political Contributions Against For Shareholder 7 Stock Retention/Holding Period Against For Shareholder 8 Require a Majority Vote for the Against For Shareholder Election of Directors 9 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 10 Require Independent Board Chairman Against Against Shareholder 11 Review and Assess Human Rights Policies Against For Shareholder 12 Adopt a Policy in which the Company Against Against Shareholder will not Make or Promise to Make Any Death Benefit Payments to Senior Executives -------------------------------------------------------------------------------- CB RICHARD ELLIS GROUP, INC. Ticker: CBG Security ID: 12497T101 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard C. Blum For For Management 1.2 Elect Director Curtis F. Feeny For For Management 1.3 Elect Director Bradford M. Freeman For For Management 1.4 Elect Director Michael Kantor For For Management 1.5 Elect Director Frederic V. Malek For For Management 1.6 Elect Director Jane J. Su For For Management 1.7 Elect Director Laura D. Tyson For For Management 1.8 Elect Director Brett White For For Management 1.9 Elect Director Gary L. Wilson For For Management 1.10 Elect Director Ray Wirta For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- CELGENE CORPORATION Ticker: CELG Security ID: 151020104 Meeting Date: JUN 15, 2011 Meeting Type: Annual Record Date: APR 19, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert J. Hugin For For Management 1.2 Elect Director Michael D. Casey For For Management 1.3 Elect Director Carrie S. Cox For For Management 1.4 Elect Director Rodman L. Drake For For Management 1.5 Elect Director Michael A. Friedman For For Management 1.6 Elect Director Gilla Kaplan For For Management 1.7 Elect Director James J. Loughlin For For Management 1.8 Elect Director Ernest Mario For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- CENTERPOINT ENERGY, INC. Ticker: CNP Security ID: 15189T107 Meeting Date: APR 21, 2011 Meeting Type: Annual Record Date: FEB 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Donald R. Campbell For For Management 2 Elect Director Milton Carroll For For Management 3 Elect Director O. Holcombe Crosswell For For Management 4 Elect Director Michael P. Johnson For For Management 5 Elect Director Janiece M. Longoria For For Management 6 Elect Director David M. McClanahan For For Management 7 Elect Director Susan O. Rheney For For Management 8 Elect Director R. A. Walker For For Management 9 Elect Director Peter S. Wareing For For Management 10 Elect Director Sherman M. Wolff For For Management 11 Ratify The Appointment Of Deloitte & For For Management Touche Llp As Independentauditors For 2011. 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management 14 Amend Executive Incentive Bonus Plan For For Management 15 Amend Non-Employee Director Restricted For For Management Stock Plan -------------------------------------------------------------------------------- CENTURYLINK, INC. Ticker: CTL Security ID: 156700106 Meeting Date: AUG 24, 2010 Meeting Type: Special Record Date: JUL 13, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Issue Shares in Connection with For For Management Acquisition 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- CENTURYLINK, INC. Ticker: CTL Security ID: 156700106 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Virginia Boulet For For Management 1.2 Elect Director Peter C. Brown For For Management 1.3 Elect Director Richard A. Gephardt For For Management 1.4 Elect Director Gregory J. McCray For For Management 1.5 Elect Director Michael J. Roberts For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Report on Political Contributions Against For Shareholder 7 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- CEPHALON, INC. Ticker: CEPH Security ID: 156708109 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director J. Kevin Buchi For For Management 2 Elect Director William P. Egan For For Management 3 Elect Director Martyn D. Greenacre For For Management 4 Elect Director Charles J. Homcy For For Management 5 Elect Director Vaughn M. Kailian For For Management 6 Elect Director Kevin E. Moley For For Management 7 Elect Director Charles A. Sanders For For Management 8 Elect Director Gail R. Wilensky For For Management 9 Elect Director Dennis L. Winger For For Management 10 Amend Omnibus Stock Plan For For Management 11 Ratify Auditors For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency Two Years One Year Management -------------------------------------------------------------------------------- CERNER CORPORATION Ticker: CERN Security ID: 156782104 Meeting Date: MAY 27, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Denis A. Cortese For For Management 2 Elect Director John C. Danforth For For Management 3 Elect Director Neal L. Patterson For For Management 4 Elect Director William D. Zollars For For Management 5 Ratify Auditors For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management 8 Approve Omnibus Stock Plan For For Management 9 Amend Qualified Employee Stock Purchase For For Management Plan 10 Increase Authorized Common Stock For For Management 11 Eliminate Class of Preferred Stock For For Management -------------------------------------------------------------------------------- CF INDUSTRIES HOLDINGS, INC. Ticker: CF Security ID: 125269100 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen R. Wilson For For Management 1.2 Elect Director Wallace W. Creek For For Management 1.3 Elect Director William Davisson For For Management 1.4 Elect Director Robert G. Kuhbach For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management 5 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- CHESAPEAKE ENERGY CORPORATION Ticker: CHK Security ID: 165167107 Meeting Date: JUN 10, 2011 Meeting Type: Annual Record Date: APR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Aubrey K. McClendon For Withhold Management 1.2 Elect Director Don Nickles For Withhold Management 1.3 Elect Director Kathleen M. Eisbrenner For For Management 1.4 Elect Director Louis A. Simpson For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Advisory Vote to Ratify Directors' Against For Shareholder Compensation -------------------------------------------------------------------------------- CHEVRON CORPORATION Ticker: CVX Security ID: 166764100 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director L.F. Deily For For Management 2 Elect Director R.E. Denham For For Management 3 Elect Director R.J. Eaton For For Management 4 Elect Director C. Hagel For For Management 5 Elect Director E. Hernandez For For Management 6 Elect Director G.L. Kirkland For For Management 7 Elect Director D.B. Rice For For Management 8 Elect Director K.W. Sharer For For Management 9 Elect Director C.R. Shoemate For For Management 10 Elect Director J.G. Stumpf For For Management 11 Elect Director R.D. Sugar For For Management 12 Elect Director C. Ware For For Management 13 Elect Director J.S. Watson For For Management 14 Ratify Auditors For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency One Year One Year Management 17 Request Director Nominee with Against For Shareholder Environmental Qualifications 18 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Human Rights 19 Include Sustainability as a Performance Against Against Shareholder Measure for Senior Executive Compensation 20 Adopt Guidelines for Country Selection Against For Shareholder 21 Report on Financial Risks of Climate Against Against Shareholder Change 22 Report on Environmental Impacts of Against For Shareholder Natural Gas Fracturing 23 Report on Offshore Oil Wells and Spill Against Against Shareholder Mitigation Measures -------------------------------------------------------------------------------- CIGNA CORPORATION Ticker: CI Security ID: 125509109 Meeting Date: APR 27, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Roman Martinez IV For For Management 2 Elect Director Carol Cox Wait For For Management 3 Elect Director William D. Zollars For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years 6 Ratify Auditors For For Management 7 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- CINCINNATI FINANCIAL CORPORATION Ticker: CINF Security ID: 172062101 Meeting Date: APR 30, 2011 Meeting Type: Annual Record Date: MAR 03, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Kenneth C. Lichtendahl For For Management 1.2 Elect Director W. Rodney McMullen For For Management 1.3 Elect Director Thomas R. Schiff For For Management 1.4 Elect Director John F. Steele, Jr. For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- CINTAS CORPORATION Ticker: CTAS Security ID: 172908105 Meeting Date: OCT 26, 2010 Meeting Type: Annual Record Date: AUG 27, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Gerald S. Adolph For For Management 2 Elect Director Richard T. Farmer For For Management 3 Elect Director Scott D. Farmer For For Management 4 Elect Director James J. Johnson For For Management 5 Elect Director Robert J. Kohlhepp For For Management 6 Elect Director David C. Phillips For For Management 7 Elect Director Joseph Scaminace For For Management 8 Elect Director Ronald W. Tysoe For For Management 9 Ratify Auditors For For Management -------------------------------------------------------------------------------- CISCO SYSTEMS, INC. Ticker: CSCO Security ID: 17275R102 Meeting Date: NOV 18, 2010 Meeting Type: Annual Record Date: SEP 20, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Carol A. Bartz For For Management 2 Elect Director M. Michele Burns For For Management 3 Elect Director Michael D. Capellas For For Management 4 Elect Director Larry R. Carter For For Management 5 Elect Director John T. Chambers For For Management 6 Elect Director Brian L. Halla For For Management 7 Elect Director John L. Hennessy For For Management 8 Elect Director Richard M. Kovacevich For For Management 9 Elect Director Roderick C. Mcgeary For For Management 10 Elect Director Michael K. Powell For For Management 11 Elect Director Arun Sarin For For Management 12 Elect Director Steven M. West For For Management 13 Elect Director Jerry Yang For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Ratify Auditors For For Management 16 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Environmental Sustainability 17 Report on Internet Fragmentation Against For Shareholder 18 Adopt Policy Prohibiting Sale of Against Against Shareholder Products in China if they Contribute to Human Rights Abuses -------------------------------------------------------------------------------- CITIGROUP INC. Ticker: C Security ID: 172967101 Meeting Date: APR 21, 2011 Meeting Type: Annual Record Date: FEB 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Alain J.P. Belda For For Management 2 Elect Director Timothy C. Collins For For Management 3 Elect Director Jerry A. Grundhofer For For Management 4 Elect Director Robert L. Joss For For Management 5 Elect Director Michael E. O'Neill For For Management 6 Elect Director Vikram S. Pandit For For Management 7 Elect Director Richard D. Parsons For For Management 8 Elect Director Lawrence R. Ricciardi For For Management 9 Elect Director Judith Rodin For For Management 10 Elect Director Robert L. Ryan For For Management 11 Elect Director Anthony M. Santomero For For Management 12 Elect Director Diana L. Taylor For For Management 13 Elect Director William S. Thompson, Jr. For For Management 14 Elect Director Ernesto Zedillo For For Management 15 Ratify Auditors For For Management 16 Amend Omnibus Stock Plan For For Management 17 Approve Executive Incentive Bonus Plan For For Management 18 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 19 Advisory Vote on Say on Pay Frequency One Year One Year Management 20 Approve Reverse Stock Split For For Management 21 Affirm Political Non-Partisanship Against Against Shareholder 22 Report on Political Contributions Against For Shareholder 23 Report on Restoring Trust and Against Against Shareholder Confidence in the Financial System 24 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 25 Require Audit Committee Review and Against For Shareholder Report on Controls Related to Loans, Foreclosure and Securitizations -------------------------------------------------------------------------------- CITRIX SYSTEMS, INC. Ticker: CTXS Security ID: 177376100 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Murray J. Demo For For Management 2 Elect Director Asiff S. Hirji For For Management 3 Amend Omnibus Stock Plan For For Management 4 Amend Omnibus Stock Plan For For Management 5 Ratify Auditors For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- CLIFFS NATURAL RESOURCES INC. Ticker: CLF Security ID: 18683K101 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Joseph A. Carrabba For For Management 1.2 Elect Director Susan M. Cunningham For For Management 1.3 Elect Director Barry J. Eldridge For For Management 1.4 Elect Director Andres R. Gluski For For Management 1.5 Elect Director Susan M. Green For For Management 1.6 Elect Director Janice K. Henry For For Management 1.7 Elect Director James F. Kirsch For For Management 1.8 Elect Director Francis R. McAllister For For Management 1.9 Elect Director Roger Phillips For For Management 1.10 Elect Director Richard K. Riederer For For Management 1.11 Elect Director Richard A. Ross For For Management 1.12 Elect Director Alan Schwartz For For Management 2 Increase Authorized Common Stock For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Require a Majority Vote for the Against For Shareholder Election of Directors 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- CME GROUP INC. Ticker: CME Security ID: 12572Q105 Meeting Date: JUN 08, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Craig S. Donohue For For Management 1.2 Elect Director Timothy S. Bitsberger For For Management 1.3 Elect Director Jackie M. Clegg For For Management 1.4 Elect Director James A. Donaldson For For Management 1.5 Elect Director J. Dennis Hastert For For Management 1.6 Elect Director William P. Miller II For For Management 1.7 Elect Director Terry L. Savage For For Management 1.8 Elect Director Christopher Stewart For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- CMS ENERGY CORPORATION Ticker: CMS Security ID: 125896100 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Merribel S. Ayres For For Management 1.2 Elect Director Jon E. Barfield For For Management 1.3 Elect Director Stephen E. Ewing For For Management 1.4 Elect Director Richard M. Gabrys For For Management 1.5 Elect Director David W. Joos For For Management 1.6 Elect Director Philip R. Lochner, Jr For For Management 1.7 Elect Director Michael T. Monahan For For Management 1.8 Elect Director John G. Russell For For Management 1.9 Elect Director Kenneth L. Way For For Management 1.10 Elect Director John B. Yasinsky For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management 5 Report on Financial Risks of Coal Against Against Shareholder Reliance -------------------------------------------------------------------------------- COACH, INC. Ticker: COH Security ID: 189754104 Meeting Date: NOV 03, 2010 Meeting Type: Annual Record Date: SEP 07, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Lew Frankfort For For Management 1.2 Elect Director Susan Kropf For For Management 1.3 Elect Director Gary Loveman For For Management 1.4 Elect Director Ivan Menezes For For Management 1.5 Elect Director Irene Miller For For Management 1.6 Elect Director Michael Murphy For For Management 1.7 Elect Director Jide Zeitlin For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management 4 Adopt Policy on Ending Use of Animal Against Against Shareholder Fur in Products -------------------------------------------------------------------------------- COCA-COLA ENTERPRISES INC. Ticker: CCE Security ID: 191219104 Meeting Date: OCT 01, 2010 Meeting Type: Special Record Date: AUG 24, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- COCA-COLA ENTERPRISES, INC. Ticker: CCE Security ID: 19122T109 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jan Bennink For For Management 1.2 Elect Director John F. Brock For For Management 1.3 Elect Director Calvin Darden For For Management 1.4 Elect Director L. Phillip Humann For For Management 1.5 Elect Director Orrin H. Ingram II For For Management 1.6 Elect Director Donna A. James For For Management 1.7 Elect Director Thomas H. Johnson For For Management 1.8 Elect Director Suzanne B. Labarge For For Management 1.9 Elect Director Veronique Morali For For Management 1.10 Elect Director Garry Watts For For Management 1.11 Elect Director Curtis R. Welling For For Management 1.12 Elect Director Phoebe A. Wood For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management 5 Submit Severance Agreement Against For Shareholder (Change-in-Control) to Shareholder Vote -------------------------------------------------------------------------------- COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION Ticker: CTSH Security ID: 192446102 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert W. Howe For For Management 2 Elect Director Robert E. Weissman For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Increase Authorized Common Stock For For Management 6 Reduce Supermajority Vote Requirement For For Management 7 Reduce Supermajority Vote Requirement For For Management 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- COLGATE-PALMOLIVE COMPANY Ticker: CL Security ID: 194162103 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John T. Cahill For For Management 2 Elect Director Ian Cook For For Management 3 Elect Director Helene D. Gayle For For Management 4 Elect Director Ellen M. Hancock For For Management 5 Elect Director Joseph Jimenez For For Management 6 Elect Director Richard J. Kogan For For Management 7 Elect Director Delano E. Lewis For For Management 8 Elect Director J. Pedro Reinhard For For Management 9 Elect Director Stephen I. Sadove For For Management 10 Ratify Auditors For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency Two Years One Year Management 13 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings -------------------------------------------------------------------------------- COMCAST CORPORATION Ticker: CMCSA Security ID: 20030N101 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director S. Decker Anstrom For For Management 1.2 Elect Director Kenneth J. Bacon For For Management 1.3 Elect Director Sheldon M. Bonovitz For For Management 1.4 Elect Director Edward D. Breen For For Management 1.5 Elect Director Joseph J. Collins For For Management 1.6 Elect Director J. Michael Cook For For Management 1.7 Elect Director Gerald L. Hassell For For Management 1.8 Elect Director Jeffrey A. Honickman For For Management 1.9 Elect Director Eduardo G. Mestre For For Management 1.10 Elect Director Brian L. Roberts For For Management 1.11 Elect Director Ralph J. Roberts For For Management 1.12 Elect Director Judith Rodin For For Management 2 Ratify Auditors For For Management 3 Approve Nonqualified Employee Stock For For Management Purchase Plan 4 Amend Restricted Stock Plan For For Management 5 Amend Stock Option Plan For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency Three One Year Management Years 8 Provide for Cumulative Voting Against For Shareholder 9 Require Independent Board Chairman Against For Shareholder -------------------------------------------------------------------------------- COMERICA INCORPORATED Ticker: CMA Security ID: 200340107 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Roger A. Cregg For For Management 2 Elect Director T. Kevin DeNicola For For Management 3 Elect Director Alfred A. Piergallini For For Management 4 Elect Director Nina G. Vaca For For Management 5 Ratify Auditors For For Management 6 Approve Executive Incentive Bonus Plan For For Management 7 Reduce Supermajority Vote Requirement For For Management 8 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 9 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- COMPUTER SCIENCES CORPORATION Ticker: CSC Security ID: 205363104 Meeting Date: AUG 09, 2010 Meeting Type: Annual Record Date: JUN 14, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Irving W. Bailey, II For Withhold Management 1.2 Elect Director David J. Barram For For Management 1.3 Elect Director Stephen L. Baum For For Management 1.4 Elect Director Rodney F. Chase For For Management 1.5 Elect Director Judith R. Haberkorn For Withhold Management 1.6 Elect Director Michael W. Laphen For For Management 1.7 Elect Director F. Warren McFarlan For Withhold Management 1.8 Elect Director Chong Sup Park For Withhold Management 1.9 Elect Director Thomas H. Patrick For For Management 2 Eliminate Cumulative Voting For For Management 3 Adopt Majority Voting for Uncontested For For Management Election of Directors 4 Approve Non-Employee Director For For Management Restricted Stock Plan 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- COMPUWARE CORPORATION Ticker: CPWR Security ID: 205638109 Meeting Date: AUG 24, 2010 Meeting Type: Annual Record Date: JUN 28, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dennis W. Archer For Withhold Management 1.2 Elect Director Gurminder S. Bedi For For Management 1.3 Elect Director William O. Grabe For Withhold Management 1.4 Elect Director William R. Halling For For Management 1.5 Elect Director Peter Karmanos, Jr. For For Management 1.6 Elect Director Faye Alexander Nelson For For Management 1.7 Elect Director Glenda D. Price For For Management 1.8 Elect Director Robert C. Paul For For Management 1.9 Elect Director W. James Prowse For For Management 1.10 Elect Director G. Scott Romney For For Management 1.11 Elect Director Ralph J. Szygenda For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- CONAGRA FOODS, INC. Ticker: CAG Security ID: 205887102 Meeting Date: SEP 24, 2010 Meeting Type: Annual Record Date: AUG 02, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mogens C. Bay For For Management 1.2 Elect Director Stephen G. Butler For For Management 1.3 Elect Director Steven F. Goldstone For For Management 1.4 Elect Director Joie A. Gregor For For Management 1.5 Elect Director Rajive Johri For For Management 1.6 Elect Director W.G. Jurgensen For For Management 1.7 Elect Director Richard H. Lenny For For Management 1.8 Elect Director Ruth Ann Marshall For For Management 1.9 Elect Director Gary M. Rodkin For For Management 1.10 Elect Director Andrew J. Schindler For For Management 1.11 Elect Director Kenneth E. Stinson For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- CONOCOPHILLIPS Ticker: COP Security ID: 20825C104 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Richard L. Armitage For For Management 2 Elect Director Richard H. Auchinleck For For Management 3 Elect Director James E. Copeland, Jr. For For Management 4 Elect Director Kenneth M. Duberstein For For Management 5 Elect Director Ruth R. Harkin For For Management 6 Elect Director Harold W. McGraw III For For Management 7 Elect Director James J. Mulva For For Management 8 Elect Director Robert A. Niblock For For Management 9 Elect Director Harald J. Norvik For For Management 10 Elect Director William K. Reilly For For Management 11 Elect Director Victoria J. Tschinkel For For Management 12 Elect Director Kathryn C. Turner For For Management 13 Elect Director William E. Wade, Jr. For For Management 14 Ratify Auditors For For Management 15 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency None One Year Management 17 Approve Omnibus Stock Plan For For Management 18 Amend EEO Policy to Prohibit Against For Shareholder Discrimination based on Gender Identity 19 Report on Political Contributions Against For Shareholder 20 Report on Lobbying Expenses Against For Shareholder 21 Report on Accident Risk Reduction Against Against Shareholder Efforts 22 Adopt Policy to Address Coastal Against Against Shareholder Louisiana Environmental Impacts 23 Adopt Quantitative GHG Goals for Against For Shareholder Products and Operations 24 Report on Financial Risks of Climate Against Against Shareholder Change 25 Report on Environmental Impact of Oil Against For Shareholder Sands Operations in Canada -------------------------------------------------------------------------------- CONSOL ENERGY INC. Ticker: CNX Security ID: 20854P109 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director J. Brett Harvey For For Management 1.2 Elect Director John Whitmire For For Management 1.3 Elect Director Philip W. Baxter For For Management 1.4 Elect Director James E. Altmeyer, Sr. For For Management 1.5 Elect Director William E. Davis For For Management 1.6 Elect Director Raj K. Gupta For For Management 1.7 Elect Director Patricia A. Hammick For For Management 1.8 Elect Director David C. Hardesty, Jr. For For Management 1.9 Elect Director John T. Mills For For Management 1.10 Elect Director William P. Powell For For Management 1.11 Elect Director Joseph T. Williams For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Two Years One Year Management -------------------------------------------------------------------------------- CONSOLIDATED EDISON, INC. Ticker: ED Security ID: 209115104 Meeting Date: MAY 16, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director K. Burke For For Management 2 Elect Director V.A. Calarco For For Management 3 Elect Director G. Campbell, Jr. For For Management 4 Elect Director G.J. Davis For For Management 5 Elect Director M.j. Del Giudice For For Management 6 Elect Director E.V. Futter For For Management 7 Elect Director J.F. Hennessy III For For Management 8 Elect Director S. Hernandez For For Management 9 Elect Director J.F. Killian For For Management 10 Elect Director E.R. McGrath For For Management 11 Elect Director M.W. Ranger For For Management 12 Elect Director L.F. Sutherland For For Management 13 Ratify Auditors For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency One Year One Year Management 16 Increase Disclosure of Executive Against Against Shareholder Compensation -------------------------------------------------------------------------------- CONSTELLATION BRANDS, INC. Ticker: STZ Security ID: 21036P108 Meeting Date: JUL 22, 2010 Meeting Type: Annual Record Date: MAY 24, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jerry Fowden For For Management 1.2 Elect Director Barry A. Fromberg For For Management 1.3 Elect Director Jeananne K. Hauswald For Withhold Management 1.4 Elect Director James A. Locke III For Withhold Management 1.5 Elect Director Richard Sands For For Management 1.6 Elect Director Robert Sands For For Management 1.7 Elect Director Paul L. Smith For For Management 1.8 Elect Director Mark Zupan For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- CONSTELLATION ENERGY GROUP, INC. Ticker: CEG Security ID: 210371100 Meeting Date: MAY 27, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Yves C. De Balmann For For Management 2 Elect Director Ann C. Berzin For For Management 3 Elect Director James T. Brady For For Management 4 Elect Director James R. Curtiss For For Management 5 Elect Director Freeman A. Hrabowski, For For Management III 6 Elect Director Nancy Lampton For For Management 7 Elect Director Robert J. Lawless For For Management 8 Elect Director Mayo A. Shattuck III For For Management 9 Elect Director John L. Skolds For For Management 10 Elect Director Michael D. Sullivan For For Management 11 Ratify Auditors For For Management 12 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- CORNING INCORPORATED Ticker: GLW Security ID: 219350105 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: FEB 24, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John Seely Brown For Against Management 2 Elect Director John A. Canning, Jr. For For Management 3 Elect Director Gordon Gund For Against Management 4 Elect Director Kurt M. Landgraf For Against Management 5 Elect Director H. Onno Ruding For Against Management 6 Elect Director Glenn F. Tilton For For Management 7 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 8 Advisory Vote on Say on Pay Frequency One Year One Year Management 9 Ratify Auditors For For Management 10 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings -------------------------------------------------------------------------------- COSTCO WHOLESALE CORPORATION Ticker: COST Security ID: 22160K105 Meeting Date: JAN 27, 2011 Meeting Type: Annual Record Date: NOV 22, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Susan L. Decker For For Management 1.2 Elect Director Richard M. Libenson For For Management 1.3 Elect Director John W. Meisenbach For For Management 1.4 Elect Director Charles T. Munger For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- COVENTRY HEALTH CARE, INC. Ticker: CVH Security ID: 222862104 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Joel Ackerman For For Management 2 Elect Director Lawrence N. Kugelman For For Management 3 Elect Director Michael A. Stocker For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- CSX CORPORATION Ticker: CSX Security ID: 126408103 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Donna M. Alvarado For For Management 2 Elect Director John B. Breaux For For Management 3 Elect Director Pamela L. Carter For For Management 4 Elect Director Steven T. Halverson For For Management 5 Elect Director Edward J. Kelly, III For For Management 6 Elect Director Gilbert H. Lamphere For For Management 7 Elect Director John D. McPherson For For Management 8 Elect Director Timothy T. O'Toole For For Management 9 Elect Director David M. Ratcliffe For For Management 10 Elect Director Donald J. Shepard For For Management 11 Elect Director Michael J. Ward For For Management 12 Elect Director J.C. Watts, Jr. For For Management 13 Elect Director J. Steven Whisler For For Management 14 Ratify Auditors For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- CUMMINS INC. Ticker: CMI Security ID: 231021106 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Theodore M. Solso For For Management 2 Elect Director N. Thomas Linebarger For For Management 3 Elect Director William I. Miller For For Management 4 Elect Director Alexis M. Herman For For Management 5 Elect Director Georgia R. Nelson For For Management 6 Elect Director Carl Ware For For Management 7 Elect Director Robert K. Herdman For For Management 8 Elect Director Robert J. Bernhard For For Management 9 Elect Director Franklin R. Chang-Diaz For For Management 10 Elect Director Stephen B. Dobbs For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Ratify Auditors For For Management -------------------------------------------------------------------------------- CVS CAREMARK CORPORATION Ticker: CVS Security ID: 126650100 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Edwin M. Banks For For Management 2 Elect Director C. David Brown II For For Management 3 Elect Director David W. Dorman For For Management 4 Elect Director Anne M. Finucane For For Management 5 Elect Director Kristen Gibney Williams For For Management 6 Elect Director Marian L. Heard For For Management 7 Elect Director Larry J. Merlo For For Management 8 Elect Director Jean-Pierre Millon For For Management 9 Elect Director Terrence Murray For For Management 10 Elect Director C.A. Lance Piccolo For For Management 11 Elect Director Richard J. Swift For For Management 12 Elect Director Tony L. White For For Management 13 Ratify Auditors For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency One Year One Year Management 16 Report on Political Contributions Against For Shareholder 17 Provide Right to Act by Written Consent Against For Shareholder -------------------------------------------------------------------------------- D.R. HORTON, INC. Ticker: DHI Security ID: 23331A109 Meeting Date: JAN 20, 2011 Meeting Type: Annual Record Date: NOV 29, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Donald R. Horton For For Management 2 Elect Director Bradley S. Anderson For For Management 3 Elect Director Michael R. Buchanan For For Management 4 Elect Director Michael W. Hewatt For For Management 5 Elect Director Bob G. Scott For For Management 6 Elect Director Donald J. Tomnitz For For Management 7 Amend Omnibus Stock Plan For For Management 8 Ratify Auditors For For Management 9 Adopt Quantitative GHG Goals for Against For Shareholder Products and Operations -------------------------------------------------------------------------------- DANAHER CORPORATION Ticker: DHR Security ID: 235851102 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director H. Lawrence Culp, Jr. For For Management 1.2 Elect Director Mitchell P. Rales For For Management 1.3 Elect Director Elias A. Zerhouni For For Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors For For Management 4 Provide Right to Call Special Meeting For For Management 5 Amend Omnibus Stock Plan For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- DARDEN RESTAURANTS, INC. Ticker: DRI Security ID: 237194105 Meeting Date: SEP 14, 2010 Meeting Type: Annual Record Date: JUL 21, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Leonard L. Berry For For Management 1.2 Elect Director Odie C. Donald For For Management 1.3 Elect Director Christopher J. Fraleigh For For Management 1.4 Elect Director Victoria D. Harker For For Management 1.5 Elect Director David H. Hughes For For Management 1.6 Elect Director Charles A. Ledsinger Jr For For Management 1.7 Elect Director William M. Lewis, Jr. For For Management 1.8 Elect Director Senator Connie Mack, III For For Management 1.9 Elect Director Andrew H. Madsen For For Management 1.10 Elect Director Clarence Otis, Jr. For For Management 1.11 Elect Director Michael D. Rose For For Management 1.12 Elect Director Maria A. Sastre For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- DAVITA INC. Ticker: DVA Security ID: 23918K108 Meeting Date: JUN 06, 2011 Meeting Type: Annual Record Date: APR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Pamela M. Arway For For Management 2 Elect Director Charles G. Berg For For Management 3 Elect Director Willard W. Brittain, Jr. For For Management 4 Elect Director Carol Anthony Davidson For For Management 5 Elect Director Paul J. Diaz For For Management 6 Elect Director Peter T. Grauer For For Management 7 Elect Director John M. Nehra For For Management 8 Elect Director William L. Roper For For Management 9 Elect Director Kent J. Thiry For For Management 10 Elect Director Roger J. Valine For For Management 11 Amend Omnibus Stock Plan For For Management 12 Ratify Auditors For For Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency One Year One Year Management 15 Provide Right to Act by Written Consent Against Against Shareholder -------------------------------------------------------------------------------- DEAN FOODS COMPANY Ticker: DF Security ID: 242370104 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Stephen L. Green For For Management 2 Elect Director Joseph S. Hardin, Jr. For For Management 3 Elect Director John R. Muse For For Management 4 Amend Omnibus Stock Plan For For Management 5 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Two Years One Year Management 7 Ratify Auditors For For Management 8 Adopt Anti Gross-up Policy Against For Shareholder -------------------------------------------------------------------------------- DEERE & COMPANY Ticker: DE Security ID: 244199105 Meeting Date: FEB 23, 2011 Meeting Type: Annual Record Date: DEC 31, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Charles O. Holliday, Jr. For For Management 2 Elect Director Dipak C. Jain For For Management 3 Elect Director Joachim Milberg For For Management 4 Elect Director Richard B. Myers For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Ratify Auditors For For Management -------------------------------------------------------------------------------- DELL INC. Ticker: DELL Security ID: 24702R101 Meeting Date: AUG 12, 2010 Meeting Type: Annual Record Date: MAY 21, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James W. Breyer For For Management 1.2 Elect Director Donald J. Carty For Withhold Management 1.3 Elect Director Michael S. Dell For Withhold Management 1.4 Elect Director William H. Gray, III For Withhold Management 1.5 Elect Director Judy C. Lewent For For Management 1.6 Elect Director Thomas W. Luce, III For Withhold Management 1.7 Elect Director Klaus S. Luft For For Management 1.8 Elect Director Alex J. Mandl For For Management 1.9 Elect Director Shantanu Narayen For For Management 1.10 Elect Director Sam Nunn For Withhold Management 1.11 Elect Director H. Ross Perot, Jr. For For Management 2 Ratify Auditors For For Management 3 Reduce Supermajority Vote Requirement For For Management 4 Reimburse Proxy Contest Expenses Against For Shareholder 5 Advisory Vote to Ratify Named Executive Against For Shareholder Officers' Compensation -------------------------------------------------------------------------------- DENBURY RESOURCES INC. Ticker: DNR Security ID: 247916208 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Wieland F. Wettstein For For Management 1.2 Elect Director Michael L. Beatty For For Management 1.3 Elect Director Michael B. Decker For For Management 1.4 Elect Director Ronald G. Greene For For Management 1.5 Elect Director David I. Heather For For Management 1.6 Elect Director Gregory L. McMichael For For Management 1.7 Elect Director Gareth Roberts For For Management 1.8 Elect Director Phil Rykhoek For For Management 1.9 Elect Director Randy Stein For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Amend Nonqualified Employee Stock For For Management Purchase Plan 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- DENTSPLY INTERNATIONAL INC. Ticker: XRAY Security ID: 249030107 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael C. Alfano For For Management 1.2 Elect Director Eric K. Brandt For For Management 1.3 Elect Director William F. Hecht For For Management 1.4 Elect Director Francis J. Lunger For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- DEVON ENERGY CORPORATION Ticker: DVN Security ID: 25179M103 Meeting Date: JUN 08, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert H. Henry For For Management 1.2 Elect Director John A. Hill For For Management 1.3 Elect Director Michael M. Kanovsky For For Management 1.4 Elect Director Robert A. Mosbacher, Jr For For Management 1.5 Elect Director J. Larry Nichols For For Management 1.6 Elect Director Duane C. Radtke For For Management 1.7 Elect Director Mary P. Ricciardello For For Management 1.8 Elect Director John Richels For For Management 2 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Reduce Supermajority Vote Requirement For For Management 5 Amend Certificate of Incorporation For For Management 6 Ratify Auditors For For Management 7 Provide Right to Act by Written Consent Against For Shareholder -------------------------------------------------------------------------------- DEVRY INC. Ticker: DV Security ID: 251893103 Meeting Date: NOV 10, 2010 Meeting Type: Annual Record Date: SEP 20, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Connie R. Curran For For Management 1.2 Elect Director Daniel Hamburger For For Management 1.3 Elect Director Harold T. Shapiro For For Management 1.4 Elect Director Ronald L. Taylor For For Management 1.5 Elect Director Gary Butler For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Adopt Policy Prohibiting Medically Against Against Shareholder Unnecessary Veterinary Training Surgeries -------------------------------------------------------------------------------- DIAMOND OFFSHORE DRILLING, INC. Ticker: DO Security ID: 25271C102 Meeting Date: MAY 23, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director James S. Tisch For Against Management 2 Elect Director Lawrence R. Dickerson For Against Management 3 Elect Director John R. Bolton For For Management 4 Elect Director Charles L. Fabrikant For For Management 5 Elect Director Paul G. Gaffney II For For Management 6 Elect Director Edward Grebow For For Management 7 Elect Director Herbert C. Hofmann For Against Management 8 Elect Director Andrew H. Tisch For Against Management 9 Elect Director Raymond S. Troubh For For Management 10 Ratify Auditors For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- DIRECTV Ticker: DTV Security ID: 25490A101 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David B. Dillon For For Management 1.2 Elect Director Samuel A. DiPiazza, Jr. For For Management 1.3 Elect Director Lorrie M. Norrington For For Management 2 Ratify Auditors For For Management 3 Reduce Authorized Class B Shares, For For Management Eliminate Class C Common Stock and Deletion of Rights to Call Special Meetings to Certain Stockholders 4 Declassify the Board of Directors For For Management 5 Adopt Majority Voting for Uncontested For For Management Election of Directors 6 Provide Right to Call Special Meeting For For Management 7 Adopt the Jurisdiction of Incorporation For Against Management as the Exclusive Forum for Certain Disputes 8 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 9 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- DISCOVER FINANCIAL SERVICES Ticker: DFS Security ID: 254709108 Meeting Date: APR 07, 2011 Meeting Type: Annual Record Date: FEB 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Jeffrey S. Aronin For For Management 2 Elect Director Mary K. Bush For For Management 3 Elect Director Gregory C. Case For For Management 4 Elect Director Robert M. Devlin For For Management 5 Elect Director Cynthia A. Glassman For For Management 6 Elect Director Richard H. Lenny For For Management 7 Elect Director Thomas G. Maheras For For Management 8 Elect Director Michael H. Moskow For For Management 9 Elect Director David W. Nelms For For Management 10 Elect Director E. Follin Smith For For Management 11 Elect Director Lawrence A.Weinbach For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency Three One Year Management Years 14 Amend Non-Employee Director Omnibus For For Management Stock Plan 15 Ratify Auditors For For Management -------------------------------------------------------------------------------- DISCOVERY COMMUNICATIONS, INC. Ticker: DISCA Security ID: 25470F104 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert R. Bennett For Withhold Management 1.2 Elect Director John C. Malone For Withhold Management 1.3 Elect Director David M. Zaslav For Withhold Management 2 Approve Qualified Employee Stock For For Management Purchase Plan 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- DOMINION RESOURCES, INC. Ticker: D Security ID: 25746U109 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director William P. Barr For For Management 2 Elect Director Peter W. Brown For For Management 3 Elect Director George A. Davidson, Jr. For For Management 4 Elect Director Helen E. Dragas For For Management 5 Elect Director Thomas F. Farrell II For For Management 6 Elect Director John W. Harris For Against Management 7 Elect Director Robert S. Jepson, Jr. For For Management 8 Elect Director Mark J. Kington For For Management 9 Elect Director Margaret A. McKenna For For Management 10 Elect Director Frank S. Royal For For Management 11 Elect Director Robert H. Spilman, Jr. For For Management 12 Elect Director David A. Wollard For For Management 13 Ratify Auditors For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency One Year One Year Management 16 Report on Coal Use from Mountaintop Against Against Shareholder Removal Mining 17 Adopt Renewable Energy Production Goal Against Against Shareholder 18 Report on Financial Risks of Coal Against Against Shareholder Reliance 19 Invest in Renewable Energy and Stop Against Against Shareholder Construction of Nuclear Reactor 20 Require Independent Board Chairman Against For Shareholder 21 Provide Right to Act by Written Consent Against For Shareholder 22 Submit SERP to Shareholder Vote Against For Shareholder -------------------------------------------------------------------------------- DOVER CORPORATION Ticker: DOV Security ID: 260003108 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director D.H. Benson For For Management 2 Elect Director R.W. Cremin For For Management 3 Elect Director J-P.M. Ergas For For Management 4 Elect Director P.T. Francis For For Management 5 Elect Director K.C. Graham For For Management 6 Elect Director R.A. Livingston For For Management 7 Elect Director R.K. Lochridge For For Management 8 Elect Director B.G. Rethore For For Management 9 Elect Director M.B. Stubbs For For Management 10 Elect Director S.M. Todd For For Management 11 Elect Director S.K. Wagner For For Management 12 Elect Director M.A. Winston For For Management 13 Ratify Auditors For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- DR PEPPER SNAPPLE GROUP, INC. Ticker: DPS Security ID: 26138E109 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Joyce M. Roche For For Management 2 Elect Director Wayne R. Sanders For For Management 3 Elect Director Jack L. Stahl For For Management 4 Elect Director Larry D. Young For For Management 5 Ratify Auditors For For Management 6 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- DTE ENERGY COMPANY Ticker: DTE Security ID: 233331107 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Lillian Bauder For For Management 1.2 Elect Director W. Frank Fountain, Jr. For For Management 1.3 Elect Director Mark A. Murray For For Management 1.4 Elect Director Josue Robles, Jr. For For Management 1.5 Elect Director James H. Vandenberghe For For Management 1.6 Elect Director David A. Brandon For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Declassify the Board of Directors For For Management 6 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- DUKE ENERGY CORPORATION Ticker: DUK Security ID: 26441C105 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William Barnet, III For For Management 1.2 Elect Director G. Alex Bernhardt, Sr. For For Management 1.3 Elect Director Michael G. Browning For For Management 1.4 Elect Director Daniel R. DiMicco For For Management 1.5 Elect Director John H. Forsgren For For Management 1.6 Elect Director Ann Maynard Gray For For Management 1.7 Elect Director James H. Hance, Jr. For For Management 1.8 Elect Director E. James Reinsch For For Management 1.9 Elect Director James T. Rhodes For For Management 1.10 Elect Director James E. Rogers For For Management 1.11 Elect Director Philip R. Sharp For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Report on Global Warming Lobbying Against Against Shareholder Activities 6 Report on Financial Risks of Coal Against Against Shareholder Reliance 7 Require a Majority Vote for the Against For Shareholder Election of Directors -------------------------------------------------------------------------------- E*TRADE FINANCIAL CORPORATION Ticker: ETFC Security ID: 269246401 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Frederick W. Kanner For For Management 2 Elect Director Joseph M. Velli For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- E. I. DU PONT DE NEMOURS AND COMPANY Ticker: DD Security ID: 263534109 Meeting Date: APR 27, 2011 Meeting Type: Annual Record Date: MAR 02, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Richard H. Brown For For Management 2 Elect Director Robert A. Brown For For Management 3 Elect Director Bertrand P. Collomb For For Management 4 Elect Director Curtis J. Crawford For For Management 5 Elect Director Alexander M. Cutler For For Management 6 Elect Director Eleuthere I. du Pont For For Management 7 Elect Director Marillyn A. Hewson For For Management 8 Elect Director Lois D. Juliber For For Management 9 Elect Director Ellen J. Kullman For For Management 10 Elect Director William K. Reilly For For Management 11 Ratify Auditors For For Management 12 Amend Omnibus Stock Plan For For Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency One Year One Year Management 15 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 16 Report on Genetically Engineered Seed Against Against Shareholder 17 Report on Pay Disparity Against Against Shareholder -------------------------------------------------------------------------------- EASTMAN CHEMICAL COMPANY Ticker: EMN Security ID: 277432100 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Humberto P. Alfonso For For Management 2 Elect Director Michael P. Connors For For Management 3 Elect Director Howard L. Lance For For Management 4 Elect Director James P. Rogers For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Ratify Auditors For For Management 8 Declassify the Board of Directors For For Management 9 Reduce Supermajority Vote Requirement Against For Shareholder -------------------------------------------------------------------------------- EATON CORPORATION Ticker: ETN Security ID: 278058102 Meeting Date: APR 27, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director George S. Barrett For For Management 2 Elect Director Todd M. Bluedorn For For Management 3 Elect Director Ned C. Lautenbach For For Management 4 Elect Director Gregory R. Page For For Management 5 Declassify the Board of Directors For For Management 6 Eliminate Cumulative Voting For For Management 7 Ratify Auditors For For Management 8 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 9 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- EBAY INC. Ticker: EBAY Security ID: 278642103 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Fred D. Anderson For For Management 2 Elect Director Edward W. Barnholt For For Management 3 Elect Director Scott D. Cook For For Management 4 Elect Director John J. Donahoe For For Management 5 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Ratify Auditors For For Management 8 Reduce Supermajority Vote Requirement Against For Shareholder -------------------------------------------------------------------------------- ECOLAB INC. Ticker: ECL Security ID: 278865100 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Douglas M. Baker, Jr. For For Management 2 Elect Director Barbara J. Beck For For Management 3 Elect Director Jerry W. Levin For For Management 4 Elect Director Robert L. Lumpkins For For Management 5 Ratify Auditors For For Management 6 Amend Nonqualified Employee Stock For For Management Purchase Plan 7 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 8 Advisory Vote on Say on Pay Frequency One Year One Year Management 9 Adopt Policy on Human Right to Water Against Against Shareholder 10 Reduce Supermajority Vote Requirement Against For Shareholder -------------------------------------------------------------------------------- EDISON INTERNATIONAL Ticker: EIX Security ID: 281020107 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 02, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Jagjeet S. Bindra For For Management 2 Elect Director Vanessa C.L. Chang For For Management 3 Elect Director France A. Cordova For For Management 4 Elect Director Theodore F. Craver, Jr. For For Management 5 Elect Director Charles B. Curtis For For Management 6 Elect Director Bradford M. Freeman For For Management 7 Elect Director Luis G. Nogales For For Management 8 Elect Director Ronald L. Olson For For Management 9 Elect Director James M. Rosser For For Management 10 Elect Director Richard T. Schlosberg, For For Management III 11 Elect Director Thomas C. Sutton For For Management 12 Elect Director Brett White For For Management 13 Ratify Auditors For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency One Year One Year Management 16 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- EL PASO CORPORATION Ticker: EP Security ID: 28336L109 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Juan Carlos Braniff For For Management 2 Elect Director David W. Crane For For Management 3 Elect Director Douglas L. Foshee For For Management 4 Elect Director Robert W. Goldman For For Management 5 Elect Director Anthony W. Hall, Jr. For For Management 6 Elect Director Thomas R. Hix For For Management 7 Elect Director Ferrell P. McClean For For Management 8 Elect Director Timothy J. Probert For For Management 9 Elect Director Steven J. Shapiro For For Management 10 Elect Director J. Michael Talbert For For Management 11 Elect Director Robert F. Vagt For For Management 12 Elect Director John L. Whitmire For For Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency One Year One Year Management 15 Ratify Auditors For For Management -------------------------------------------------------------------------------- ELECTRONIC ARTS INC. Ticker: ERTS Security ID: 285512109 Meeting Date: AUG 05, 2010 Meeting Type: Annual Record Date: JUN 14, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Leonard S. Coleman For Against Management 2 Elect Director Jeffrey T. Huber For For Management 3 Elect Director Gary M. Kusin For For Management 4 Elect Director Geraldine B. Laybourne For Against Management 5 Elect Director Gregory B. Maffei For For Management 6 Elect Director Vivek Paul For For Management 7 Elect Director Lawrence F. Probst III For For Management 8 Elect Director John S. Riccitiello For For Management 9 Elect Director Richard A. Simonson For For Management 10 Elect Director Linda J. Srere For Against Management 11 Amend Omnibus Stock Plan For For Management 12 Amend Qualified Employee Stock Purchase For For Management Plan 13 Ratify Auditors For For Management -------------------------------------------------------------------------------- ELI LILLY AND COMPANY Ticker: LLY Security ID: 532457108 Meeting Date: APR 18, 2011 Meeting Type: Annual Record Date: FEB 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director M.L. Eskew For For Management 2 Elect Director A.G. Gilman For For Management 3 Elect Director K.N. Horn For For Management 4 Elect Director J.C. Lechleiter For For Management 5 Ratify Auditors For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management 8 Declassify the Board of Directors For For Management 9 Reduce Supermajority Vote Requirement For For Management 10 Approve Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- EMC CORPORATION Ticker: EMC Security ID: 268648102 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Michael W. Brown For For Management 2 Elect Director Randolph L. Cowen For For Management 3 Elect Director Michael J. Cronin For For Management 4 Elect Director Gail Deegan For For Management 5 Elect Director James S. DiStasio For For Management 6 Elect Director John R. Egan For For Management 7 Elect Director Edmund F. Kelly For For Management 8 Elect Director Windle B. Priem For For Management 9 Elect Director Paul Sagan For For Management 10 Elect Director David N. Strohm For For Management 11 Elect Director Joseph M. Tucci For For Management 12 Ratify Auditors For For Management 13 Amend Omnibus Stock Plan For For Management 14 Provide Right to Call Special Meeting For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- EMERSON ELECTRIC CO. Ticker: EMR Security ID: 291011104 Meeting Date: FEB 01, 2011 Meeting Type: Annual Record Date: NOV 23, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director D.N. Farr For For Management 1.2 Elect Director H. Green For For Management 1.3 Elect Director C.A. Peters For For Management 1.4 Elect Director J.W. Prueher For For Management 1.5 Elect Director R.L. Ridgway For For Management 2 Amend Omnibus Stock Plan For For Management 3 Approve Stock Option Plan For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years 7 Report on Sustainability Against For Shareholder -------------------------------------------------------------------------------- ENTERGY CORPORATION Ticker: ETR Security ID: 29364G103 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Maureen Scannell Bateman For For Management 2 Elect Director Gary W. Edwards For For Management 3 Elect Director Alexis M. Herman For For Management 4 Elect Director Donald C. Hintz For For Management 5 Elect Director J. Wayne Leonard For For Management 6 Elect Director Stuart L. Levenick For For Management 7 Elect Director Blanche L. Lincoln For For Management 8 Elect Director Stewart C. Myers For For Management 9 Elect Director William A. Percy, II For For Management 10 Elect Director W.J. Tauzin For For Management 11 Elect Director Steven V. Wilkinson For For Management 12 Ratify Auditors For For Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency One Year One Year Management 15 Approve Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- EOG RESOURCES, INC. Ticker: EOG Security ID: 26875P101 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director George A. Alcorn For For Management 2 Elect Director Charles R. Crisp For For Management 3 Elect Director James C. Day For For Management 4 Elect Director Mark G. Papa For For Management 5 Elect Director H. Leighton Steward For For Management 6 Elect Director Donald F. Textor For For Management 7 Elect Director Frank G. Wisner For For Management 8 Ratify Auditors For For Management 9 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 10 Advisory Vote on Say on Pay Frequency One Year One Year Management 11 Pro-Rata Vesting on Equity Plans Against For Shareholder 12 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- EQT CORPORATION Ticker: EQT Security ID: 26884L109 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen A. Thorington For For Management 1.2 Elect Director David L. Porges For For Management 1.3 Elect Director James E. Rohr For For Management 1.4 Elect Director David S. Shapira For For Management 2 Ratify Auditors For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Adopt Majority Voting for Uncontested For For Management Election of Directors 7 Authorize Board to Fill Vacancies For For Management 8 Eliminate Preemptive Rights For For Management -------------------------------------------------------------------------------- EQUIFAX INC. Ticker: EFX Security ID: 294429105 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director James E. Copeland, Jr. For For Management 2 Elect Director Robert D. Daleo For For Management 3 Elect Director Walter W. Driver, Jr. For For Management 4 Elect Director L. Phillip Humann For For Management 5 Elect Director Siri S. Marshall For For Management 6 Elect Director Mark B. Templeton For For Management 7 Ratify Auditors For For Management 8 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 9 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- EQUITY RESIDENTIAL Ticker: EQR Security ID: 29476L107 Meeting Date: JUN 16, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John W. Alexander For For Management 1.2 Elect Director Charles L. Atwood For For Management 1.3 Elect Director Linda Walker Bynoe For For Management 1.4 Elect Director Bradley A. Keywell For For Management 1.5 Elect Director John E. Neal For For Management 1.6 Elect Director David J. Neithercut For For Management 1.7 Elect Director Mark S. Shapiro For For Management 1.8 Elect Director Gerald A. Spector For For Management 1.9 Elect Director B. Joseph White For For Management 1.10 Elect Director Samuel Zell For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years 6 Provide for Cumulative Voting Against For Shareholder 7 Include Sustainability as a Performance Against Against Shareholder Measure for Senior Executive Compensation -------------------------------------------------------------------------------- EXELON CORPORATION Ticker: EXC Security ID: 30161N101 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John A. Canning, Jr. For For Management 2 Elect Director M. Walter D Alessio For For Management 3 Elect Director Nicholas Debenedictis For For Management 4 Elect Director Nelson A. Diaz For For Management 5 Elect Director Sue L. Gin For For Management 6 Elect Director Rosemarie B. Greco For For Management 7 Elect Director Paul L. Joskow For For Management 8 Elect Director Richard W. Mies For For Management 9 Elect Director John M. Palms For For Management 10 Elect Director William C. Richardson For For Management 11 Elect Director Thomas J. Ridge For For Management 12 Elect Director John W. Rogers, Jr. For For Management 13 Elect Director John W. Rowe For For Management 14 Elect Director Stephen D. Steinour For For Management 15 Elect Director Don Thompson For For Management 16 Ratify Auditors For For Management 17 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 18 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- EXPEDITORS INTERNATIONAL OF WASHINGTON, INC. Ticker: EXPD Security ID: 302130109 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Mark A. Emmert For For Management 2 Elect Director R. Jordan Gates For For Management 3 Elect Director Dan P. Kourkoumelis For For Management 4 Elect Director Michael J. Malone For For Management 5 Elect Director John W. Meisenbach For For Management 6 Elect Director Peter J. Rose For For Management 7 Elect Director James L.k. Wang For For Management 8 Elect Director Robert R. Wright For For Management 9 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 10 Advisory Vote on Say on Pay Frequency One Year One Year Management 11 Approve Stock Option Plan For For Management 12 Ratify Auditors For For Management -------------------------------------------------------------------------------- EXPRESS SCRIPTS, INC. Ticker: ESRX Security ID: 302182100 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Gary G. Benanav For For Management 1.2 Elect Director Maura C. Breen For For Management 1.3 Elect Director Nicholas J. LaHowchic For For Management 1.4 Elect Director Thomas P. Mac Mahon For For Management 1.5 Elect Director Frank Mergenthaler For For Management 1.6 Elect Director Woodrow A. Myers Jr. For For Management 1.7 Elect Director John O. Parker, Jr. For For Management 1.8 Elect Director George Paz For For Management 1.9 Elect Director Samuel K. Skinner For For Management 1.10 Elect Director Seymour Sternberg For For Management 2 Ratify Auditors For For Management 3 Provide Right to Call Special Meeting For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years 6 Approve Omnibus Stock Plan For For Management 7 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- EXXON MOBIL CORPORATION Ticker: XOM Security ID: 30231G102 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: APR 06, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director M.J. Boskin For For Management 1.2 Elect Director P. Brabeck-Letmathe For For Management 1.3 Elect Director L.R. Faulkner For For Management 1.4 Elect Director J.S. Fishman For For Management 1.5 Elect Director K.C. Frazier For For Management 1.6 Elect Director W.W. George For For Management 1.7 Elect Director M.C. Nelson For For Management 1.8 Elect Director S.J. Palmisano For For Management 1.9 Elect Director S.S. Reinemund For For Management 1.10 Elect Director R.W. Tillerson For For Management 1.11 Elect Director E.E. Whitacre, Jr. For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Require Independent Board Chairman Against For Shareholder 6 Report on Political Contributions Against For Shareholder 7 Amend EEO Policy to Prohibit Against Against Shareholder Discrimination based on Sexual Orientation and Gender Identity 8 Adopt Policy on Human Right to Water Against Against Shareholder 9 Report on Environmental Impact of Oil Against For Shareholder Sands Operations in Canada 10 Report on Environmental Impacts of Against For Shareholder Natural Gas Fracturing 11 Report on Energy Technologies Against Against Shareholder Development 12 Adopt Quantitative GHG Goals for Against For Shareholder Products and Operations -------------------------------------------------------------------------------- F5 NETWORKS, INC. Ticker: FFIV Security ID: 315616102 Meeting Date: MAR 14, 2011 Meeting Type: Annual Record Date: JAN 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John Chapple For For Management 2 Elect Director A. Gary Ames For For Management 3 Elect Director Scott Thompson For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- FAMILY DOLLAR STORES, INC. Ticker: FDO Security ID: 307000109 Meeting Date: JAN 20, 2011 Meeting Type: Annual Record Date: NOV 26, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mark R. Bernstein For For Management 1.2 Elect Director Pamela L. Davies For For Management 1.3 Elect Director Sharon Allred Decker For For Management 1.4 Elect Director Edward C. Dolby For For Management 1.5 Elect Director Glenn A. Eisenberg For For Management 1.6 Elect Director Howard R. Levine For For Management 1.7 Elect Director George R. Mahoney, Jr. For For Management 1.8 Elect Director James G. Martin For For Management 1.9 Elect Director Harvey Morgan For For Management 1.10 Elect Director Dale C. Pond For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- FASTENAL COMPANY Ticker: FAST Security ID: 311900104 Meeting Date: APR 19, 2011 Meeting Type: Annual Record Date: FEB 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert A. Kierlin For Withhold Management 1.2 Elect Director Stephen M. Slaggie For Withhold Management 1.3 Elect Director Michael M. Gostomski For Withhold Management 1.4 Elect Director Willard D. Oberton For Withhold Management 1.5 Elect Director Michael J. Dolan For For Management 1.6 Elect Director Reyne K. Wisecup For Withhold Management 1.7 Elect Director Hugh L. Miller For For Management 1.8 Elect Director Michael J. Ancius For For Management 1.9 Elect Director Scott A. Satterlee For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- FEDEX CORPORATION Ticker: FDX Security ID: 31428X106 Meeting Date: SEP 27, 2010 Meeting Type: Annual Record Date: AUG 02, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director James L. Barksdale For For Management 2 Elect Director John A. Edwardson For For Management 3 Elect Director J.R. Hyde, III For For Management 4 Elect Director Shirley A. Jackson For For Management 5 Elect Director Steven R. Loranger For For Management 6 Elect Director Gary W. Loveman For For Management 7 Elect Director Susan C. Schwab For For Management 8 Elect Director Frederick W. Smith For For Management 9 Elect Director Joshua I. Smith For For Management 10 Elect Director David P. Steiner For For Management 11 Elect Director Paul S. Walsh For For Management 12 Approve Omnibus Stock Plan For For Management 13 Ratify Auditors For For Management 14 Require Independent Board Chairman Against For Shareholder 15 Provide Right to Act by Written Consent Against For Shareholder 16 Adopt Policy on Succession Planning Against For Shareholder -------------------------------------------------------------------------------- FIDELITY NATIONAL INFORMATION SERVICES, INC. Ticker: FIS Security ID: 31620M106 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David K. Hunt For For Management 2 Elect Director Richard N. Massey For For Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Approve Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- FIFTH THIRD BANCORP Ticker: FITB Security ID: 316773100 Meeting Date: APR 19, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Darryl F. Allen For For Management 1.2 Elect Director Ulysses L. Bridgeman, For For Management Jr. 1.3 Elect Director Emerson L. Brumback For For Management 1.4 Elect Director James P. Hackett For For Management 1.5 Elect Director Gary R. Heminger For For Management 1.6 Elect Director Jewell D. Hoover For For Management 1.7 Elect Director William M. Isaac For For Management 1.8 Elect Director Kevin T. Kabat For For Management 1.9 Elect Director Mitchel D. Livingston For For Management 1.10 Elect Director Hendrik G. Meijer For For Management 1.11 Elect Director John J. Schiff, Jr. For For Management 1.12 Elect Director Marsha C. Williams For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- FIRST HORIZON NATIONAL CORPORATION Ticker: FHN Security ID: 320517105 Meeting Date: APR 19, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert B. Carter For For Management 2 Elect Director John C. Compton For For Management 3 Elect Director Mark A. Emkes For For Management 4 Elect Director Vicky B. Gregg For For Management 5 Elect Director James A. Haslam, III For For Management 6 Elect Director D. Bryan Jordan For For Management 7 Elect Director R. Brad Martin For For Management 8 Elect Director Vicki R. Palmer For For Management 9 Elect Director Colin V. Reed For For Management 10 Elect Director Michael D. Rose For For Management 11 Elect Director William B. Sansom For For Management 12 Elect Director Luke Yancy III For For Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency One Year One Year Management 15 Ratify Auditors For For Management -------------------------------------------------------------------------------- FIRST SOLAR, INC. Ticker: FSLR Security ID: 336433107 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: APR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael J. Ahearn For For Management 1.2 Elect Director Robert J. Gillette For For Management 1.3 Elect Director Craig Kennedy For For Management 1.4 Elect Director James F. Nolan For For Management 1.5 Elect Director William J. Post For For Management 1.6 Elect Director J. Thomas Presby For For Management 1.7 Elect Director Paul H. Stebbins For For Management 1.8 Elect Director Michael Sweeney For For Management 1.9 Elect Director Jose H. Villarreal For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management 5 Report on Potential Risks Related to Against Against Shareholder Arizona Immigration Legislation and Public Reaction -------------------------------------------------------------------------------- FIRSTENERGY CORP. Ticker: FE Security ID: 337932107 Meeting Date: SEP 14, 2010 Meeting Type: Special Record Date: JUL 16, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Issue Shares in Connection with For For Management Acquisition 2 Increase Authorized Common Stock For For Management 3 Adjourn Meeting For For Management -------------------------------------------------------------------------------- FIRSTENERGY CORP. Ticker: FE Security ID: 337932107 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Paul T. Addison For Withhold Management 1.2 Elect Director Anthony J. Alexander For Withhold Management 1.3 Elect Director Michael J. Anderson For Withhold Management 1.4 Elect Director Carol A. Cartwright For Withhold Management 1.5 Elect Director William T. Cottle For Withhold Management 1.6 Elect Director Robert B. Heisler, Jr. For Withhold Management 1.7 Elect DirectorJulia L. Johnson For For Management 1.8 Elect DirectorTed J. Kleisner For For Management 1.9 Elect Director Ernest J. Novak, Jr. For Withhold Management 1.10 Elect Director Catherine A. Rein For Withhold Management 1.11 Elect Director George M. Smart For Withhold Management 1.12 Elect Director Wes M. Taylor For Withhold Management 1.13 Elect Director Jesse T. Williams, Sr. For Withhold Management 2 Ratify Auditors For For Management 3 Provide Right to Call Special Meeting For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Report on Coal Combustion Waste Hazard Against For Shareholder and Risk Mitigation Efforts 7 Provide Right to Act by Written Consent Against For Shareholder 8 Require a Majority Vote for the Against For Shareholder Election of Directors 9 Report on Financial Risks of Coal Against For Shareholder Reliance -------------------------------------------------------------------------------- FISERV, INC. Ticker: FISV Security ID: 337738108 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Donald F. Dillon For For Management 1.2 Elect Director Denis J. O'Leary For For Management 1.3 Elect Director Glenn M. Renwick For For Management 1.4 Elect Director Carl W. Stern For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- FLIR SYSTEMS, INC. Ticker: FLIR Security ID: 302445101 Meeting Date: APR 29, 2011 Meeting Type: Annual Record Date: MAR 02, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William W. Crouch For For Management 1.2 Elect Director Angus L. Macdonald For For Management 2 Approve Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- FLOWSERVE CORPORATION Ticker: FLS Security ID: 34354P105 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John R. Friedery For For Management 1.2 Elect Director Joe E. Harlan For For Management 1.3 Elect Director Michael F. Johnston For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Reduce Supermajority Vote Requirement For For Management Relating to the Board of Directors 5 Reduce Supermajority Vote Requirement For For Management for Certain Business Combinations 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- FLUOR CORPORATION Ticker: FLR Security ID: 343412102 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Peter J. Fluor For For Management 2 Elect Director Joseph W. Prueher For For Management 3 Elect Director Suzanne H. Woolsey For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency None One Year Management 6 Declassify the Board of Directors For For Management 7 Reduce Supermajority Vote Requirement For For Management 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- FMC CORPORATION Ticker: FMC Security ID: 302491303 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Edward J. Mooney For For Management 2 Elect Director Enrique J. Sosa For For Management 3 Elect Director Vincent R. Volpe, Jr For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- FMC TECHNOLOGIES, INC. Ticker: FTI Security ID: 30249U101 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director C. Maury Devine For For Management 2 Elect Director John T. Gremp For For Management 3 Elect Director Thomas M. Hamilton For For Management 4 Elect Director Richard A. Pattarozzi For For Management 5 Ratify Auditors For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency Three One Year Management Years 8 Increase Authorized Common Stock For For Management -------------------------------------------------------------------------------- FORD MOTOR COMPANY Ticker: F Security ID: 345370860 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Stephen G. Butler For For Management 2 Elect Director Kimberly A. Casiano For For Management 3 Elect Director Anthony F. Earley, Jr. For For Management 4 Elect Director Edsel B. Ford II For For Management 5 Elect Director William Clay Ford, Jr. For For Management 6 Elect Director Richard A. Gephardt For For Management 7 Elect Director James H. Hance, Jr. For For Management 8 Elect Director Irvine O. Hockaday, Jr. For For Management 9 Elect Director Richard A. Manoogian For For Management 10 Elect Director Ellen R. Marram For For Management 11 Elect Director Alan Mulally For For Management 12 Elect Director Homer A. Neal For For Management 13 Elect Director Gerald L. Shaheen For For Management 14 Elect Director John L. Thornton For For Management 15 Ratify Auditors For For Management 16 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 17 Advisory Vote on Say on Pay Frequency One Year One Year Management 18 Publish Political Contributions Against Against Shareholder 19 Approve Recapitalization Plan for all Against For Shareholder Stock to have One-vote per Share 20 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings -------------------------------------------------------------------------------- FOREST LABORATORIES, INC. Ticker: FRX Security ID: 345838106 Meeting Date: AUG 09, 2010 Meeting Type: Annual Record Date: JUN 18, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Howard Solomon For For Management 1.2 Elect Director Lawrence S. Olanoff For For Management 1.3 Elect Director Nesli Basgoz For For Management 1.4 Elect Director William J. Candee For For Management 1.5 Elect Director George S. Cohan For For Management 1.6 Elect Director Dan L. Goldwasser For For Management 1.7 Elect Director Kenneth E. Goodman For For Management 1.8 Elect Director Lester B. Salans For For Management 1.9 Elect Director Peter J. Zimetbaum For For Management 2 Amend Omnibus Stock Plan For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Ratify Auditors For For Management 5 Reimburse Proxy Contest Expenses Against For Shareholder -------------------------------------------------------------------------------- FORTUNE BRANDS, INC. Ticker: FO Security ID: 349631101 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Richard A. Goldstein For For Management 2 Elect Director Pierre E. Leroy For For Management 3 Elect Director A. D. David Mackay For For Management 4 Elect Director Anne M. Tatlock For For Management 5 Elect Director Norman H. Wesley For For Management 6 Elect Director Peter M. Wilson For For Management 7 Ratify Auditors For For Management 8 Advisory Vote on Say on Pay Frequency One Year One Year Management 9 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 10 Provide Right to Call Special Meeting For For Management 11 Approve Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- FRANKLIN RESOURCES, INC. Ticker: BEN Security ID: 354613101 Meeting Date: MAR 15, 2011 Meeting Type: Annual Record Date: JAN 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Samuel H. Armacost For For Management 2 Elect Director Charles Crocker For For Management 3 Elect Director Joseph R. Hardiman For For Management 4 Elect Director Charles B. Johnson For For Management 5 Elect Director Gregory E. Johnson For For Management 6 Elect Director Rupert H. Johnson, Jr. For For Management 7 Elect Director Mark C. Pigott For For Management 8 Elect Director Chutta Ratnathicam For For Management 9 Elect Director Peter M. Sacerdote For For Management 10 Elect Director Laura Stein For For Management 11 Elect Director Anne M. Tatlock For Against Management 12 Elect Director Geoffrey Y. Yang For For Management 13 Ratify Auditors For For Management 14 Amend Omnibus Stock Plan For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- FREEPORT-MCMORAN COPPER & GOLD INC. Ticker: FCX Security ID: 35671D857 Meeting Date: JUN 15, 2011 Meeting Type: Annual Record Date: APR 19, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard C. Adkerson For For Management 1.2 Elect Director Robert J. Allison, Jr. For For Management 1.3 Elect Director Robert A. Day For For Management 1.4 Elect Director Gerald J. Ford For For Management 1.5 Elect Director H. Devon Graham, Jr. For For Management 1.6 Elect Director Charles C. Krulak For For Management 1.7 Elect Director Bobby Lee Lackey For For Management 1.8 Elect Director Jon C. Madonna For For Management 1.9 Elect Director Dustan E. McCoy For For Management 1.10 Elect Director James R. Moffett For For Management 1.11 Elect Director B.M. Rankin, Jr. For For Management 1.12 Elect Director Stephen H. Siegele For For Management 2 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management 5 Request Director Nominee with Against For Shareholder Environmental Qualifications -------------------------------------------------------------------------------- FRONTIER COMMUNICATIONS CORPORATION Ticker: FTR Security ID: 35906A108 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Leroy T. Barnes, Jr. For For Management 1.2 Elect Director Peter C.B. Bynoe For For Management 1.3 Elect Director Jeri B. Finard For For Management 1.4 Elect Director Edward Fraioli For For Management 1.5 Elect Director James S. Kahan For For Management 1.6 Elect Director Pamela D.A. Reeve For For Management 1.7 Elect Director Howard L. Schrott For For Management 1.8 Elect Director Larraine D. Segil For For Management 1.9 Elect Director Mark Shapiro For For Management 1.10 Elect Director Myron A. Wick, III For For Management 1.11 Elect Director Mary Agnes Wilderotter For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Require Independent Board Chairman Against Against Shareholder 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- GAMESTOP CORP. Ticker: GME Security ID: 36467W109 Meeting Date: JUN 21, 2011 Meeting Type: Annual Record Date: MAY 02, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stanley (Mickey) For For Management Steinberg 1.2 Elect Director Gerald R. Szczepanski For For Management 1.3 Elect Director Lawrence S. Zilavy For For Management 2 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency None One Year Management 4 Approve Omnibus Stock Plan For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- GANNETT CO., INC. Ticker: GCI Security ID: 364730101 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John E. Cody For For Management 1.2 Elect Director Craig A. Dubow For For Management 1.3 Elect Director Howard D. Elias For For Management 1.4 Elect Director Arthur H. Harper For For Management 1.5 Elect Director John Jeffry Louis For For Management 1.6 Elect Director Marjorie Magner For For Management 1.7 Elect Director Scott K. McCune For For Management 1.8 Elect Director Duncan M. McFarland For For Management 1.9 Elect Director Neal Shapiro For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- GENERAL DYNAMICS CORPORATION Ticker: GD Security ID: 369550108 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Mary T. Barra For For Management 2 Elect Director Nicholas D. Chabraja For For Management 3 Elect Director James S. Crown For For Management 4 Elect Director William P. Fricks For For Management 5 Elect Director Jay L. Johnson For For Management 6 Elect Director George A. Joulwan For For Management 7 Elect Director Paul G. Kaminski For For Management 8 Elect Director John M. Keane For For Management 9 Elect Director Lester L. Lyles For For Management 10 Elect Director William A. Osborn For For Management 11 Elect Director Robert Walmsley For For Management 12 Ratify Auditors For For Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency Three One Year Management Years 15 Review and Assess Human Rights Policies Against For Shareholder 16 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings -------------------------------------------------------------------------------- GENERAL ELECTRIC COMPANY Ticker: GE Security ID: 369604103 Meeting Date: APR 27, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director W. Geoffrey Beattie For For Management 2 Elect Director James I. Cash, Jr. For For Management 3 Elect Director Ann M. Fudge For For Management 4 Elect Director Susan Hockfield For For Management 5 Elect Director Jeffrey R. Immelt For For Management 6 Elect Director Andrea Jung For For Management 7 Elect Director Alan G. Lafley For For Management 8 Elect Director Robert W. Lane For For Management 9 Elect Director Ralph S. Larsen For For Management 10 Elect Director Rochelle B. Lazarus For For Management 11 Elect Director James J. Mulva For For Management 12 Elect Director Sam Nunn For For Management 13 Elect Director Roger S. Penske For For Management 14 Elect Director Robert J. Swieringa For For Management 15 Elect Director James S. Tisch For For Management 16 Elect Director Douglas A. Warner III For For Management 17 Ratify Auditors For For Management 18 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 19 Advisory Vote on Say on Pay Frequency One Year One Year Management 20 Provide for Cumulative Voting Against For Shareholder 21 Performance-Based Equity Awards Against For Shareholder 22 Withdraw Stock Options Granted to Against Against Shareholder Executive Officers 23 Report on Climate Change Business Risk Against Against Shareholder 24 Report on Animal Testing and Plans for Against Against Shareholder Reduction -------------------------------------------------------------------------------- GENERAL MILLS, INC. Ticker: GIS Security ID: 370334104 Meeting Date: SEP 27, 2010 Meeting Type: Annual Record Date: JUL 29, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Bradbury H. Anderson For For Management 2 Elect Director R. Kerry Clark For For Management 3 Elect Director Paul Danos For For Management 4 Elect Director William T. Esrey For For Management 5 Elect Director Raymond V. Gilmartin For For Management 6 Elect Director Judith Richards Hope For For Management 7 Elect Director Heidi G. Miller For For Management 8 Elect Director Hilda Ochoa-Brillembourg For For Management 9 Elect Director Steve Odland For For Management 10 Elect Director Kendall J. Powell For For Management 11 Elect Director Lois E. Quam For For Management 12 Elect Director Michael D. Rose For For Management 13 Elect Director Robert L. Ryan For For Management 14 Elect Director Dorothy A. Terrell For For Management 15 Approve Executive Incentive Bonus Plan For For Management 16 Ratify Auditors For For Management 17 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation -------------------------------------------------------------------------------- GENUINE PARTS COMPANY Ticker: GPC Security ID: 372460105 Meeting Date: APR 18, 2011 Meeting Type: Annual Record Date: FEB 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mary B. Bullock For For Management 1.2 Elect Director Jean Douville For For Management 1.3 Elect Director Thomas C. Gallagher For For Management 1.4 Elect Director George C. Guynn For For Management 1.5 Elect Director John R. Holder For For Management 1.6 Elect Director John D. Johns For For Management 1.7 Elect Director Michael M.E. Johns For For Management 1.8 Elect Director J. Hicks Lanier For For Management 1.9 Elect Director Robert C. Loudermilk, For For Management Jr. 1.10 Elect Director Wendy B. Needham For For Management 1.11 Elect Director Jerry W. Nix For For Management 1.12 Elect Director Gary W. Rollins For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Amend Omnibus Stock Plan For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- GENWORTH FINANCIAL, INC. Ticker: GNW Security ID: 37247D106 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Steven W. Alesio For For Management 2 Elect Director William H. Bolinder For For Management 3 Elect Director Michael D. Fraizer For For Management 4 Elect Director Nancy J. Karch For For Management 5 Elect Director J. Robert "Bob" Kerrey For For Management 6 Elect Director Risa J. Lavizzo-Mourey For For Management 7 Elect Director Christine B. Mead For For Management 8 Elect Director Thomas E. Moloney For For Management 9 Elect Director James A. Parke For For Management 10 Elect Director James S. Riepe For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Ratify Auditors For For Management -------------------------------------------------------------------------------- GILEAD SCIENCES, INC. Ticker: GILD Security ID: 375558103 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John F. Cogan For For Management 1.2 Elect Director Etienne F. Davignon For For Management 1.3 Elect Director James M. Denny For For Management 1.4 Elect Director Carla A. Hills For For Management 1.5 Elect Director Kevin E. Lofton For For Management 1.6 Elect Director John W. Madigan For For Management 1.7 Elect Director John C. Martin For For Management 1.8 Elect Director Gordon E. Moore For For Management 1.9 Elect Director Nicholas G. Moore For For Management 1.10 Elect Director Richard J. Whitley For For Management 1.11 Elect Director Gayle E. Wilson For For Management 1.12 Elect Director Per Wold-Olsen For For Management 2 Ratify Auditors For For Management 3 Amend Executive Incentive Bonus Plan For For Management 4 Reduce Supermajority Vote Requirement For For Management 5 Provide Right to Call Special Meeting For For Management 6 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- GOODRICH CORPORATION Ticker: GR Security ID: 382388106 Meeting Date: APR 19, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Carolyn Corvi For For Management 1.2 Elect Director Diane C. Creel For For Management 1.3 Elect Director Harris E. Deloach, Jr. For For Management 1.4 Elect Director James W. Griffith For For Management 1.5 Elect Director William R. Holland For For Management 1.6 Elect Director John P. Jumper For For Management 1.7 Elect Director Marshall O. Larsen For For Management 1.8 Elect Director Lloyd W. Newton For For Management 1.9 Elect Director Alfred M. Rankin, Jr. For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- GOOGLE INC. Ticker: GOOG Security ID: 38259P508 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Larry Page For For Management 1.2 Elect Director Sergey Brin For For Management 1.3 Elect Director Eric E. Schmidt For For Management 1.4 Elect Director L. John Doerr For For Management 1.5 Elect Director John L. Hennessy For For Management 1.6 Elect Director Ann Mather For For Management 1.7 Elect Director Paul S. Otellini For For Management 1.8 Elect Director K. Ram Shriram For For Management 1.9 Elect Director Shirley M. Tilghman For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years 6 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Environmental Sustainability 7 Reduce Supermajority Vote Requirement Against Against Shareholder 8 Report on Code of Conduct Compliance Against Against Shareholder -------------------------------------------------------------------------------- H&R BLOCK, INC. Ticker: HRB Security ID: 093671105 Meeting Date: SEP 30, 2010 Meeting Type: Annual Record Date: JUL 27, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Alan M. Bennett For For Management 2 Elect Director Richard C. Breeden For For Management 3 Elect Director William C. Cobb For For Management 4 Elect Director Robert A. Gerard For For Management 5 Elect Director Len J. Lauer For For Management 6 Elect Director David B. Lewis For For Management 7 Elect Director Bruce C. Rohde For For Management 8 Elect Director Tom D. Seip For For Management 9 Elect Director L. Edward Shaw, Jr. For For Management 10 Elect Director Christianna Wood For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Amend Omnibus Stock Plan For For Management 13 Amend Executive Incentive Bonus Plan For For Management 14 Reduce Supermajority Vote Requirement For For Shareholder 15 Provide Right to Call Special Meeting For For Management 16 Reduce Supermajority Vote Requirement For For Management Relating to the Removal of Directors 17 Reduce Supermajority Vote Requirement For For Management Relating to Amendments to Articles of Incorporation and Bylaws 18 Reduce Supermajority Vote Requirement For For Management Regarding the Related Person Transaction Provision 19 Ratify Auditors For For Management -------------------------------------------------------------------------------- H. J. HEINZ COMPANY Ticker: HNZ Security ID: 423074103 Meeting Date: AUG 31, 2010 Meeting Type: Annual Record Date: JUN 02, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director William R. Johnson For For Management 2 Elect Director Charles E. Bunch For For Management 3 Elect Director Leonard S. Coleman For For Management 4 Elect Director John G. Drosdick For For Management 5 Elect Director Edith E. Holiday For For Management 6 Elect Director Candace Kendle For For Management 7 Elect Director Dean R. O'Hare For For Management 8 Elect Director Nelson Peltz For For Management 9 Elect Director Dennis H. Reilley For For Management 10 Elect Director Lynn C. Swann For For Management 11 Elect Director Thomas J. Usher For For Management 12 Elect Director Michael F. Weinstein For For Management 13 Ratify Auditors For For Management 14 Provide Right to Act by Written Consent Against For Shareholder -------------------------------------------------------------------------------- HALLIBURTON COMPANY Ticker: HAL Security ID: 406216101 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Alan M. Bennett For For Management 2 Elect Director James R. Boyd For For Management 3 Elect Director Milton Carroll For For Management 4 Elect Director Nance K. Dicciani For For Management 5 Elect Director S. Malcolm Gillis For For Management 6 Elect Director Abdallah S. Jum'ah For For Management 7 Elect Director David J. Lesar For For Management 8 Elect Director Robert A. Malone For For Management 9 Elect Director J Landis Martin For For Management 10 Elect Director Debra L. Reed For For Management 11 Ratify Auditors For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management 14 Review and Assess Human Rights Policies Against For Shareholder 15 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- HARLEY-DAVIDSON, INC. Ticker: HOG Security ID: 412822108 Meeting Date: APR 30, 2011 Meeting Type: Annual Record Date: MAR 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Barry K. Allen For For Management 1.2 Elect Director R. John Anderson For For Management 1.3 Elect Director Richard I. Beattie For For Management 1.4 Elect Director George H. Conrades For For Management 1.5 Elect Director Judson C. Green For For Management 1.6 Elect Director Sara L. Levinson For For Management 1.7 Elect Director N. Thomas Linebarger For For Management 1.8 Elect Director George L. Miles, Jr. For For Management 1.9 Elect Director Jochen Zeitz For Withhold Management 2 Reduce Supermajority Vote Requirement For For Management 3 Reduce Supermajority Vote Requirement For For Management 4 Reduce Supermajority Vote Requirement For For Management 5 Approve Executive Incentive Bonus Plan For For Management 6 Ratify Auditors For For Management 7 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 8 Advisory Vote on Say on Pay Frequency One Year One Year Management 9 Adopt a Policy in which the Company Against For Shareholder will not Make or Promise to Make Any Death Benefit Payments to Senior Executives without Shareholder Approval -------------------------------------------------------------------------------- HARMAN INTERNATIONAL INDUSTRIES, INC. Ticker: HAR Security ID: 413086109 Meeting Date: DEC 08, 2010 Meeting Type: Annual Record Date: OCT 11, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Harald Einsmann For For Management 1.2 Elect Director Ann McLaughlin Korologos For For Management 1.3 Elect Director Kenneth M. Reiss For For Management 2 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- HARRIS CORPORATION Ticker: HRS Security ID: 413875105 Meeting Date: OCT 22, 2010 Meeting Type: Annual Record Date: AUG 27, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Howard L. Lance For For Management 2 Elect Director Thomas A. Dattilo For For Management 3 Elect Director Terry D. Growcock For For Management 4 Elect Director Leslie F. Kenne For For Management 5 Elect Director David B. Rickard For For Management 6 Elect Director James C. Stoffel For For Management 7 Elect Director Gregory T. Swienton For For Management 8 Ratify Auditors For For Management 9 Approve Executive Incentive Bonus Plan For For Management 10 Amend Omnibus Stock Plan For For Management 11 Require Independent Board Chairman Against Against Shareholder -------------------------------------------------------------------------------- HASBRO, INC. Ticker: HAS Security ID: 418056107 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Basil L. Anderson For For Management 1.2 Elect Director Alan R. Batkin For For Management 1.3 Elect Director Frank J. Biondi, Jr. For For Management 1.4 Elect Director Kenneth A. Bronfin For For Management 1.5 Elect Director John M. Connors, Jr. For For Management 1.6 Elect Director Michael W.O. Garrett For For Management 1.7 Elect Director Lisa Gersh For For Management 1.8 Elect Director Brian D. Goldner For For Management 1.9 Elect Director Jack M. Greenberg For For Management 1.10 Elect Director Alan G. Hassenfeld For For Management 1.11 Elect Director Tracy A. Leinbach For For Management 1.12 Elect Director Edward M. Philip For For Management 1.13 Elect Director Alfred J. Verrecchia For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- HCP, INC. Ticker: HCP Security ID: 40414L109 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director James F. Flaherty III For For Management 2 Elect Director Christine N. Garvey For For Management 3 Elect Director David B. Henry For For Management 4 Elect Director Lauralee E. Martin For For Management 5 Elect Director Michael D. McKee For For Management 6 Elect Director Peter L. Rhein For For Management 7 Elect Director Kenneth B. Roath For For Management 8 Elect Director Richard M. Rosenberg For For Management 9 Elect Director Joseph P. Sullivan For For Management 10 Ratify Auditors For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- HEALTH CARE REIT, INC. Ticker: HCN Security ID: 42217K106 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director William C. Ballard, Jr. For For Management 2 Elect Director Peter J. Grua For For Management 3 Elect Director R. Scott Trumbull For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Increase Authorized Common Stock For For Management 7 Ratify Auditors For For Management -------------------------------------------------------------------------------- HELMERICH & PAYNE, INC. Ticker: HP Security ID: 423452101 Meeting Date: MAR 02, 2011 Meeting Type: Annual Record Date: JAN 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John D. Zeglis For For Management 1.2 Elect Director William L. Armstrong For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years 6 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- HESS CORPORATION Ticker: HES Security ID: 42809H107 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director E.E. Holiday For For Management 2 Elect Director J.H. Mullin For For Management 3 Elect Director F.B. Walker For For Management 4 Elect Director R.N. Wilson For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Ratify Auditors For For Management 8 Amend Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- HEWLETT-PACKARD COMPANY Ticker: HPQ Security ID: 428236103 Meeting Date: MAR 23, 2011 Meeting Type: Annual Record Date: JAN 24, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director M. L. Andreessen For For Management 2 Elect Director L. Apotheker For For Management 3 Elect Director L.T. Babbio, Jr. For Against Management 4 Elect Director S.M. Baldauf For Against Management 5 Elect Director S. Banerji For For Management 6 Elect Director R.L. Gupta For For Management 7 Elect Director J.H. Hammergren For For Management 8 Elect Director R.J. Lane For For Management 9 Elect Director G.M. Reiner For For Management 10 Elect Director P.F. Russo For For Management 11 Elect Director D. Senequier For For Management 12 Elect Director G.K. Thompson For Against Management 13 Elect Director M.C. Whitman For For Management 14 Ratify Auditors For For Management 15 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency One Year One Year Management 17 Approve Qualified Employee Stock For For Management Purchase Plan 18 Amend Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- HONEYWELL INTERNATIONAL INC. Ticker: HON Security ID: 438516106 Meeting Date: APR 25, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Gordon M. Bethune For For Management 2 Elect Director Kevin Burke For For Management 3 Elect Director Jaime Chico Pardo For For Management 4 Elect Director David M. Cote For For Management 5 Elect Director D. Scott Davis For For Management 6 Elect Director Linnet F. Deily For For Management 7 Elect Director Judd Gregg For For Management 8 Elect Director Clive R. Hollick For For Management 9 Elect Director George Paz For For Management 10 Elect Director Bradley T. Sheares For For Management 11 Ratify Auditors For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management 14 Approve Omnibus Stock Plan For For Management 15 Amend Executive Incentive Bonus Plan For For Management 16 Provide Right to Act by Written Consent Against For Shareholder 17 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings -------------------------------------------------------------------------------- HORMEL FOODS CORPORATION Ticker: HRL Security ID: 440452100 Meeting Date: JAN 31, 2011 Meeting Type: Annual Record Date: DEC 03, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Terrell K. Crews For For Management 2 Elect Director Jeffrey M. Ettinger For For Management 3 Elect Director Jody H. Feragen For For Management 4 Elect Director Susan I. Marvin For For Management 5 Elect Director John L. Morrison For For Management 6 Elect Director Elsa A. Murano For For Management 7 Elect Director Robert C. Nakasone For For Management 8 Elect Director Susan K. Nestegard For For Management 9 Elect Director Ronald D. Pearson For For Management 10 Elect Director Dakota A. Pippins For For Management 11 Elect Director Hugh C. Smith For For Management 12 Elect Director John G. Turner For For Management 13 Amend Certificate of Incorporation to For Against Management Increase Common Stock, Reduce Par Value to Effect a Stock Split and Increase Non-voting Common Stock and Preferred Stock 14 Ratify Auditors For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency Two Years One Year Management -------------------------------------------------------------------------------- HOSPIRA, INC. Ticker: HSP Security ID: 441060100 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Irving W. Bailey, II For For Management 2 Elect Director F. Michael Ball For For Management 3 Elect Director Jacque J. Sokolov For For Management 4 Reduce Supermajority Vote Requirement For For Management to Remove Directors for Cause 5 Reduce Supermajority Vote Requirement For For Management for By-law Amendments 6 Reduce Supermajority Vote Requirement For For Management for Certificate of Incorporation Amendments 7 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 8 Advisory Vote on Say on Pay Frequency One Year One Year Management 9 Ratify Auditors For For Management -------------------------------------------------------------------------------- HOST HOTELS & RESORTS, INC. Ticker: HST Security ID: 44107P104 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert M. Baylis For For Management 2 Elect Director Willard W. Brittain For For Management 3 Elect Director Terence C. Golden For For Management 4 Elect Director Ann M. Korologos For For Management 5 Elect Director Richard E. Marriott For For Management 6 Elect Director John B. Morse, Jr. For For Management 7 Elect Director Gordon H. Smith For For Management 8 Elect Director W. Edward Walter For For Management 9 Ratify Auditors For For Management 10 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 11 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- HUDSON CITY BANCORP, INC. Ticker: HCBK Security ID: 443683107 Meeting Date: APR 19, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Ronald E. Hermance, Jr. For For Management 2 Elect Director William G. Bardel For For Management 3 Elect Director Scott A. Belair For For Management 4 Elect Director Cornelius E. Golding For For Management 5 Ratify Auditors For For Management 6 Approve Omnibus Stock Plan For For Management 7 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 8 Advisory Vote on Say on Pay Frequency One Year One Year Management 9 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- HUMANA INC. Ticker: HUM Security ID: 444859102 Meeting Date: APR 21, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Frank A. D'Amelio For For Management 2 Elect Director W. Roy Dunbar For For Management 3 Elect Director Kurt J. Hilzinger For For Management 4 Elect Director David A. Jones, Jr. For For Management 5 Elect Director Michael B. McCallister For For Management 6 Elect Director William J. McDonald For For Management 7 Elect Director William E. Mitchell For For Management 8 Elect Director David B. Nash For For Management 9 Elect Director James J. O'Brien For For Management 10 Elect Director Marissa T. Peterson For For Management 11 Ratify Auditors For For Management 12 Approve Omnibus Stock Plan For For Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- HUNTINGTON BANCSHARES INCORPORATED Ticker: HBAN Security ID: 446150104 Meeting Date: APR 21, 2011 Meeting Type: Annual Record Date: FEB 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Don M. Casto III For For Management 1.2 Elect Director Ann B. Crane For For Management 1.3 Elect Director Steven G. Elliott For For Management 1.4 Elect Director Michael J. Endres For For Management 1.5 Elect Director John B. Gerlach, Jr. For For Management 1.6 Elect Director D. James Hilliker For For Management 1.7 Elect Director David P. Lauer For For Management 1.8 Elect Director Jonathan A. Levy For For Management 1.9 Elect Director Gerard P. Mastroianni For For Management 1.10 Elect Director Richard W. Neu For For Management 1.11 Elect Director David L. Porteous For For Management 1.12 Elect Director Kathleen H. Ransier For For Management 1.13 Elect Director William R. Robertson For For Management 1.14 Elect Director Stephen D. Steinour For For Management 2 Approve Executive Incentive Bonus Plan For For Management 3 Approve Deferred Compensation Plan For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- ILLINOIS TOOL WORKS INC. Ticker: ITW Security ID: 452308109 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Susan Crown For For Management 2 Elect Director Don H. Davis, Jr. For For Management 3 Elect Director Robert C. McCormack For Against Management 4 Elect Director Robert S. Morrison For For Management 5 Elect Director James A. Skinner For For Management 6 Elect Director David B. Smith, Jr. For For Management 7 Elect Director David B. Speer For For Management 8 Elect Director Pamela B. Strobel For For Management 9 Elect Director Kevin M. Warren For For Management 10 Elect Director Anre D. Williams For For Management 11 Ratify Auditors For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management 14 Approve Executive Incentive Bonus Plan For For Management 15 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- INGERSOLL-RAND PLC Ticker: IR Security ID: G47791101 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 06, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Ann C. Berzin For For Management 2 Elect Director John Bruton For For Management 3 Elect Director Jared L. Cohon For For Management 4 Elect Director Gary D. Forsee For For Management 5 Elect Director Peter C. Godsoe For For Management 6 Elect Director Edward E. Hagenlocker For For Management 7 Elect Director Constance J. Horner For For Management 8 Elect Director Michael W. Lamach For For Management 9 Elect Director Theodore E. Martin For For Management 10 Elect Director Richard J. Swift For For Management 11 Elect Director Tony L. White For For Management 12 Approve Executive Incentive Scheme For For Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency One Year One Year Management 15 Authorize Market Purchase For For Management 16 Ratify Auditors For For Management -------------------------------------------------------------------------------- INTEGRYS ENERGY GROUP, INC. Ticker: TEG Security ID: 45822P105 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Keith E. Bailey For For Management 1.2 Elect Director William J. Brodsky For For Management 1.3 Elect Director Albert J. Budney, Jr. For For Management 1.4 Elect Director Pastora San Juan For For Management Cafferty 1.5 Elect Director Ellen Carnahan For For Management 1.6 Elect Director Michelle L. Collins For For Management 1.7 Elect Director Kathryn M. For For Management Hasselblad-Pascale 1.8 Elect Director John W. Higgins For For Management 1.9 Elect Director James L. Kemerling For For Management 1.10 Elect Director Michael E. Lavin For For Management 1.11 Elect Director William F. Protz, Jr. For For Management 1.12 Elect Director Charles A. Schrock For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- INTEL CORPORATION Ticker: INTC Security ID: 458140100 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Charlene Barshefsky For For Management 2 Elect Director Susan L. Decker For For Management 3 Elect Director John J. Donahoe For For Management 4 Elect Director Reed E. Hundt For For Management 5 Elect Director Paul S. Otellini For For Management 6 Elect Director James D. Plummer For For Management 7 Elect Director David S. Pottruck For For Management 8 Elect Director Jane E. Shaw For For Management 9 Elect Director Frank D. Yeary For For Management 10 Elect Director David B. Yoffie For For Management 11 Ratify Auditors For For Management 12 Amend Omnibus Stock Plan For For Management 13 Amend Qualified Employee Stock Purchase For For Management Plan 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency None One Year Management -------------------------------------------------------------------------------- INTERCONTINENTALEXCHANGE, INC. Ticker: ICE Security ID: 45865V100 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Charles R. Crisp For For Management 2 Elect Director Jean-Marc Forneri For For Management 3 Elect Director Senator Judd A. Gregg For For Management 4 Elect Director Fred W. Hatfield For For Management 5 Elect Director Terrence F. Martell For For Management 6 Elect Director Callum Mccarthy For For Management 7 Elect Director Sir Robert Reid For For Management 8 Elect Director Frederic V. Salerno For For Management 9 Elect Director Jeffrey C. Sprecher For For Management 10 Elect Director Judith A. Sprieser For For Management 11 Elect Director Vincent Tese For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency Three One Year Management Years 14 Ratify Auditors For For Management -------------------------------------------------------------------------------- INTERNATIONAL BUSINESS MACHINES CORPORATION Ticker: IBM Security ID: 459200101 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director A. J. P. Belda For For Management 2 Elect Director W. R. Brody For For Management 3 Elect Director K. I. Chenault For For Management 4 Elect Director M. L. Eskew For For Management 5 Elect Director S. A. Jackson For For Management 6 Elect Director A. N. Liveris For For Management 7 Elect Director W. J. McNerney, Jr. For For Management 8 Elect Director J. W. Owens For For Management 9 Elect Director S. J. Palmisano For For Management 10 Elect Director J. E. Spero For For Management 11 Elect Director S. Taurel For For Management 12 Elect Director L. H. Zambrano For For Management 13 Ratify Auditors For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency Three One Year Management Years 16 Provide for Cumulative Voting Against For Shareholder 17 Report on Political Contributions Against For Shareholder 18 Report on Lobbying Expenses Against For Shareholder -------------------------------------------------------------------------------- INTERNATIONAL FLAVORS & FRAGRANCES INC. Ticker: IFF Security ID: 459506101 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Margaret Hayes Adame For For Management 2 Elect Director Marcello Bottoli For For Management 3 Elect Director Linda B. Buck For For Management 4 Elect Director J. Michael Cook For For Management 5 Elect Director Roger W. Ferguson, Jr. For For Management 6 Elect Director Andreas Fibig For For Management 7 Elect Director Alexandra A. Herzan For For Management 8 Elect Director Henry W. Howell, Jr. For For Management 9 Elect Director Katherine M. Hudson For For Management 10 Elect Director Arthur C. Martinez For For Management 11 Elect Director Dale F. Morrison For For Management 12 Elect Director Douglas D. Tough For For Management 13 Ratify Auditors For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- INTERNATIONAL GAME TECHNOLOGY Ticker: IGT Security ID: 459902102 Meeting Date: MAR 01, 2011 Meeting Type: Annual Record Date: JAN 03, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Paget L. Alves For For Management 1.2 Elect Director Janice Chaffin For For Management 1.3 Elect Director Greg Creed For For Management 1.4 Elect Director Patti S. Hart For For Management 1.5 Elect Director Robert J. Miller For For Management 1.6 Elect Director David E. Roberson For For Management 1.7 Elect Director Vincent L. Sadusky For For Management 1.8 Elect Director Philip G. Satre For For Management 2 Amend Omnibus Stock Plan For For Management 3 Amend Qualified Employee Stock Purchase For For Management Plan 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- INTERNATIONAL PAPER COMPANY Ticker: IP Security ID: 460146103 Meeting Date: MAY 09, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Directors David J. Bronczek For For Management 2 Elect Director Ahmet C. Dorduncu For For Management 3 Elect Directors Lynn Laverty Elsenhans For For Management 4 Elect Directors John V. Faraci For For Management 5 Elect Director Samir G. Gibara For For Management 6 Elect Directors Stacey J. Mobley For For Management 7 Elect Directors John L. Townsend, III For For Management 8 Elect Director John F. Turner For For Management 9 Elect Directors William G. Walter For For Management 10 Elect Directors Alberto Weisser For For Management 11 Elect Directors J. Steven Whisler For For Management 12 Ratify Auditors For For Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency One Year One Year Management 15 Provide Right to Act by Written Consent Against For Shareholder -------------------------------------------------------------------------------- INTUIT INC. Ticker: INTU Security ID: 461202103 Meeting Date: JAN 19, 2011 Meeting Type: Annual Record Date: NOV 22, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David H. Batchelder For For Management 2 Elect Director Christopher W. Brody For For Management 3 Elect Director William V. Campbell For For Management 4 Elect Director Scott D. Cook For For Management 5 Elect Director Diane B. Greene For For Management 6 Elect Director Michael R. Hallman For For Management 7 Elect Director Edward A. Kangas For For Management 8 Elect Director Suzanne Nora Johnson For For Management 9 Elect Director Dennis D. Powell For For Management 10 Elect Director Brad D. Smith For For Management 11 Ratify Auditors For For Management 12 Amend Omnibus Stock Plan For For Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation -------------------------------------------------------------------------------- INTUITIVE SURGICAL, INC. Ticker: ISRG Security ID: 46120E602 Meeting Date: APR 21, 2011 Meeting Type: Annual Record Date: FEB 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Floyd D. Loop For For Management 2 Elect Director George Stalk Jr. For For Management 3 Elect Director Craig H. Barratt For For Management 4 Amend Stock Option Plan For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years 7 Ratify Auditors For For Management -------------------------------------------------------------------------------- INVESCO LTD. Ticker: IVZ Security ID: G491BT108 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Rex D. Adams For For Management 1.2 Elect Director John Banham For For Management 1.3 Elect Director Denis Kessler For Against Management 2 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Approve Omnibus Stock Plan For For Management 5 Ratify Ernst & Young LLP as Auditors For For Management -------------------------------------------------------------------------------- IRON MOUNTAIN INCORPORATED Ticker: IRM Security ID: 462846106 Meeting Date: JUN 10, 2011 Meeting Type: Annual Record Date: APR 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Clarke H. Bailey For For Management 1.2 Elect Director Kent P. Dauten For For Management 1.3 Elect Director Paul F. Deninger For For Management 1.4 Elect Director Per-Kristian Halvorsen For For Management 1.5 Elect Director Michael W. Lamach For For Management 1.6 Elect Director Allan Z. Loren For For Management 1.7 Elect Director Arthur D. Little For For Management 1.8 Elect Director C. Richard Reese For For Management 1.9 Elect Director Vincent J. Ryan For For Management 1.10 Elect Director Laurie A. Tucker For For Management 1.11 Elect Director Alfred J. Verrecchia For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- ITT CORPORATION Ticker: ITT Security ID: 450911102 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Steven R. Loranger For For Management 1.2 Elect Director Curtis J. Crawford For For Management 1.3 Elect Director Christina A. Gold For For Management 1.4 Elect Director Ralph F. Hake For For Management 1.5 Elect Director John J. Hamre For For Management 1.6 Elect Director Paul J. Kern For For Management 1.7 Elect Director Frank T. MacInnis For For Management 1.8 Elect Director Surya N. Mohapatra For For Management 1.9 Elect Director Linda S. Sanford For For Management 1.10 Elect Director Markos I. Tambakeras For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management 4 Provide Right to Call Special Meeting For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Amend Human Rights Policies Against Against Shareholder -------------------------------------------------------------------------------- J. C. PENNEY COMPANY, INC. Ticker: JCP Security ID: 708160106 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director William A. Ackman For For Management 2 Elect Director Colleen C. Barrett For For Management 3 Elect Director Thomas J. Engibous For For Management 4 Elect Director Kent B. Foster For For Management 5 Elect Director G.B. Laybourne For For Management 6 Elect Director Burl Osborne For For Management 7 Elect Director Leonard H. Roberts For For Management 8 Elect Director Steven Roth For For Management 9 Elect Director Javier G. Teruel For For Management 10 Elect Director R. Gerald Turner For For Management 11 Elect Director Mary Beth West For For Management 12 Elect Director Myron E. Ullman, III For For Management 13 Ratify Auditors For For Management 14 Reduce Supermajority Vote Requirement For For Management 15 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- JABIL CIRCUIT, INC. Ticker: JBL Security ID: 466313103 Meeting Date: JAN 20, 2011 Meeting Type: Annual Record Date: NOV 23, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mel S. Lavitt For For Management 1.2 Elect Director Timothy L. Main For For Management 1.3 Elect Director William D. Morean For For Management 1.4 Elect Director Lawrence J. Murphy For For Management 1.5 Elect Director Frank A. Newman For For Management 1.6 Elect Director Steven A. Raymund For For Management 1.7 Elect Director Thomas A. Sansone For For Management 1.8 Elect Director David M. Stout For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management 4 Amend Executive Incentive Bonus Plan For For Management 5 Approve Qualified Employee Stock For For Management Purchase Plan 6 Other Business For Against Management -------------------------------------------------------------------------------- JACOBS ENGINEERING GROUP INC. Ticker: JEC Security ID: 469814107 Meeting Date: JAN 27, 2011 Meeting Type: Annual Record Date: DEC 01, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John F. Coyne For For Management 2 Elect Director Linda Fayne Levinson For For Management 3 Elect Director Craig L. Martin For For Management 4 Elect Director John P. Jumper For For Management 5 Ratify Auditors For For Management 6 Amend Qualified Employee Stock Purchase For For Management Plan 7 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 8 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- JANUS CAPITAL GROUP INC. Ticker: JNS Security ID: 47102X105 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Paul F. Balser For For Management 2 Elect Director Jeffrey J. Diermeier For For Management 3 Elect Director Glenn S. Schafer For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- JDS UNIPHASE CORPORATION Ticker: JDSU Security ID: 46612J507 Meeting Date: NOV 30, 2010 Meeting Type: Annual Record Date: OCT 04, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Martin A. Kaplan For For Management 1.2 Elect Director Kevin J. Kennedy For For Management 2 Amend Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- JOHNSON & JOHNSON Ticker: JNJ Security ID: 478160104 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Mary Sue Coleman For For Management 2 Elect Director James G. Cullen For For Management 3 Elect Director Ian E.L. Davis For For Management 4 Elect Director Michael M.e. Johns For For Management 5 Elect Director Susan L. Lindquist For For Management 6 Elect Director Anne M. Mulcahy For For Management 7 Elect Director Leo F. Mullin For For Management 8 Elect Director William D. Perez For For Management 9 Elect Director Charles Prince For For Management 10 Elect Director David Satcher For For Management 11 Elect Director William C. Weldon For For Management 12 Ratify Auditors For For Management 13 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency One Year One Year Management 15 Adopt Policy to Restrain Pharmaceutical Against Against Shareholder Price Increases 16 Amend EEO Policy to Prohibit Against Against Shareholder Discrimination Based on Applicant's Health Status 17 Adopt Animal-Free Training Methods Against Against Shareholder -------------------------------------------------------------------------------- JOHNSON CONTROLS, INC. Ticker: JCI Security ID: 478366107 Meeting Date: JAN 26, 2011 Meeting Type: Annual Record Date: NOV 18, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Natalie A. Black For For Management 1.2 Elect Director Robert A. Cornog For For Management 1.3 Elect Director William H. Lacy For For Management 1.4 Elect Director Stephen A. Roell For For Management 2 Ratify Auditors For For Management 3 Adopt Majority Voting for Uncontested For For Management Election of Directors 4 Amend Executive Incentive Bonus Plan For Against Management 5 Amend Executive Incentive Bonus Plan For Against Management 6 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- JPMORGAN CHASE & CO. Ticker: JPM Security ID: 46625H100 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Crandall C. Bowles For For Management 2 Elect Director Stephen B. Burke For For Management 3 Elect Director David M. Cote For For Management 4 Elect Director James S. Crown For For Management 5 Elect Director James Dimon For For Management 6 Elect Director Ellen V. Futter For For Management 7 Elect Director William H. Gray, III For For Management 8 Elect Director Laban P. Jackson, Jr. For For Management 9 Elect Director David C. Novak For For Management 10 Elect Director Lee R. Raymond For For Management 11 Elect Director William C. Weldon For For Management 12 Ratify Auditors For For Management 13 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency One Year One Year Management 15 Amend Omnibus Stock Plan For Against Management 16 Affirm Political Non-Partisanship Against Against Shareholder 17 Provide Right to Act by Written Consent Against For Shareholder 18 Report on Loan Modifications Against Against Shareholder 19 Report on Political Contributions Against For Shareholder 20 Institute Procedures to Prevent Against Against Shareholder Investments in Companies that Contribute to Genocide or Crimes Against Humanity 21 Require Independent Board Chairman Against Against Shareholder -------------------------------------------------------------------------------- JUNIPER NETWORKS, INC. Ticker: JNPR Security ID: 48203R104 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 24, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mary B. Cranston For For Management 1.2 Elect Director Kevin R. Johnson For For Management 1.3 Elect Director J. Michael Lawrie For For Management 1.4 Elect Director David Schlotterbeck For For Management 2 Ratify Auditors For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Amend Omnibus Stock Plan For Against Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Declassify the Board of Directors None For Shareholder -------------------------------------------------------------------------------- KELLOGG COMPANY Ticker: K Security ID: 487836108 Meeting Date: APR 29, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John Bryant For For Management 1.2 Elect Director Rogelio Rebolledo For For Management 1.3 Elect Director Sterling Speirn For For Management 1.4 Elect Director John Zabriskie For For Management 2 Approve Executive Incentive Bonus Plan For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Ratify Auditors For For Management 6 Reduce Supermajority Vote Requirement Against For Shareholder 7 Require a Majority Vote for the Against For Shareholder Election of Directors -------------------------------------------------------------------------------- KEYCORP Ticker: KEY Security ID: 493267108 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edward P. Campbell For For Management 1.2 Elect Director Joseph A. Carrabba For For Management 1.3 Elect Director Carol A. Cartwright For For Management 1.4 Elect Director Alexander M. Cutler For For Management 1.5 Elect Director H. James Dallas For For Management 1.6 Elect Director Elizabeth R. Gile For For Management 1.7 Elect Director Ruth Ann M. Gillis For For Management 1.8 Elect Director Kristen L. Manos For For Management 1.9 Elect Director Beth E. Mooney For For Management 1.10 Elect Director Bill R. Sanford For For Management 1.11 Elect Director Barbara R. Snyder For For Management 1.12 Elect Director Edward W. Stack For For Management 1.13 Elect Director Thomas C. Stevens For For Management 2 Approve Executive Incentive Bonus Plan For For Management 3 Amend Code of Regulations Removing All For For Management Shareholder Voting Requirements Greater than the Statutory Norm 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officer's Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- KIMBERLY-CLARK CORPORATION Ticker: KMB Security ID: 494368103 Meeting Date: APR 21, 2011 Meeting Type: Annual Record Date: FEB 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John R. Alm For For Management 2 Elect Director John F. Bergstrom For For Management 3 Elect Director Abelardo E. Bru For For Management 4 Elect Director Robert W. Decherd For For Management 5 Elect Director Thomas J. Falk For For Management 6 Elect Director Mae C. Jemison For For Management 7 Elect Director James M. Jenness For For Management 8 Elect Director Nancy J. Karch For For Management 9 Elect Director Ian C. Read For For Management 10 Elect Director Linda Johnson Rice For For Management 11 Elect Director Marc J. Shapiro For For Management 12 Elect Director G. Craig Sullivan For For Management 13 Ratify Auditors For For Management 14 Approve Non-Employee Director Omnibus For For Management Stock Plan 15 Approve Omnibus Stock Plan For For Management 16 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 17 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- KIMCO REALTY CORPORATION Ticker: KIM Security ID: 49446R109 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director M. Cooper For For Management 1.2 Elect Director P. Coviello For For Management 1.3 Elect Director R. Dooley For For Management 1.4 Elect Director J. Grills For For Management 1.5 Elect Director D. Henry For For Management 1.6 Elect Director F. P. Hughes For For Management 1.7 Elect Director F. Lourenso For For Management 1.8 Elect Director C. Nicholas For For Management 1.9 Elect Director R. Saltzman For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- KLA-TENCOR CORPORATION Ticker: KLAC Security ID: 482480100 Meeting Date: NOV 03, 2010 Meeting Type: Annual Record Date: SEP 14, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edward W. Barnholt For For Management 1.2 Elect Director Emiko Higashi For For Management 1.3 Elect Director Stephen P. Kaufman For For Management 1.4 Elect Director Richard P. Wallace For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- KOHL'S CORPORATION Ticker: KSS Security ID: 500255104 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Peter Boneparth For For Management 2 Elect Director Steven A. Burd For For Management 3 Elect Director John F. Herma For For Management 4 Elect Director Dale E. Jones For For Management 5 Elect Director William S. Kellogg For For Management 6 Elect Director Kevin Mansell For For Management 7 Elect Director Frank V. Sica For For Management 8 Elect Director Peter M. Sommerhauser For For Management 9 Elect Director Stephanie A. Streeter For For Management 10 Elect Director Nina G. Vaca For For Management 11 Elect Director Stephen E. Watson For For Management 12 Ratify Auditors For For Management 13 Reduce Supermajority Vote Requirement For For Management Relating to Director Elections 14 Reduce Supermajority Vote Requirement For For Management 15 Amend Executive Incentive Bonus Plan For For Management 16 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 17 Advisory Vote on Say on Pay Frequency One Year One Year Management 18 Provide Right to Act by Written Consent Against Against Shareholder 19 Adopt Policy on Succession Planning Against For Shareholder -------------------------------------------------------------------------------- KRAFT FOODS INC. Ticker: KFT Security ID: 50075N104 Meeting Date: MAY 24, 2011 Meeting Type: Annual Record Date: MAR 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Ajaypal S. Banga For For Management 2 Elect Director Myra M. Hart For For Management 3 Elect Director Peter B. Henry For For Management 4 Elect Director Lois D. Juliber For For Management 5 Elect Director Mark D. Ketchum For For Management 6 Elect Director Richard A. Lerner For For Management 7 Elect Director Mackey J. McDonald For For Management 8 Elect Director John C. Pope For For Management 9 Elect Director Fredric G. Reynolds For For Management 10 Elect Director Irene B. Rosenfeld For For Management 11 Elect Director J.F. Van Boxmeer For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management 14 Amend Non-Employee Director Omnibus For For Management Stock Plan 15 Ratify Auditors For For Management -------------------------------------------------------------------------------- L-3 COMMUNICATIONS HOLDINGS, INC. Ticker: LLL Security ID: 502424104 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director H. Hugh Shelton For For Management 1.2 Elect Director Michael T. Strianese For For Management 1.3 Elect Director John P. White For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- LABORATORY CORPORATION OF AMERICA HOLDINGS Ticker: LH Security ID: 50540R409 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David P. King For For Management 2 Elect Director Kerrii B. Anderson For For Management 3 Elect Director Jean-luc Belingard For For Management 4 Elect Director N. Anthony Coles, Jr. For For Management 5 Elect Director Wendy E. Lane For For Management 6 Elect Director Thomas P. Mac Mahon For For Management 7 Elect Director Robert E. Mittelstaedt, For For Management Jr. 8 Elect Director Arthur H. Rubenstein For For Management 9 Elect Director M. Keith Weikel For For Management 10 Elect Director R. Sanders Williams For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Ratify Auditors For For Management -------------------------------------------------------------------------------- LEGG MASON, INC. Ticker: LM Security ID: 524901105 Meeting Date: JUL 27, 2010 Meeting Type: Annual Record Date: MAY 28, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John T. Cahill For For Management 1.2 Elect Director Dennis R. Beresford For For Management 1.3 Elect Director Nelson Peltz For For Management 1.4 Elect Director W. Allen Reed For For Management 1.5 Elect Director Nicholas J. St. George For For Management 2 Amend Executive Incentive Bonus Plan For For Management 3 Ratify Auditors For For Management 4 Amend Any Short-term Incentive Plans Against For Shareholder (STIP) as Applied to Senior Executives 5 Require Independent Board Chairman Against Against Shareholder -------------------------------------------------------------------------------- LEGGETT & PLATT, INCORPORATED Ticker: LEG Security ID: 524660107 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert E. Brunner For For Management 2 Elect Director Ralph W. Clark For For Management 3 Elect Director R. Ted Enloe, III For For Management 4 Elect Director Richard T. Fisher For For Management 5 Elect Director Matthew C. Flanigan For For Management 6 Elect Director Karl G. Glassman For For Management 7 Elect Director Ray A. Griffith For For Management 8 Elect Director David S. Haffner For For Management 9 Elect Director Joseph W. McClanathan For For Management 10 Elect Director Judy C. Odom For For Management 11 ElectElect Director Maurice E. Purnell, For For Management Jr. 12 Elect Director Phoebe A. Wood For For Management 13 Ratify Auditors For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency Three One Year Management Years 16 Amend EEO Policy to Prohibit Against For Shareholder Discrimination based on Sexual Orientation and Gender Identity -------------------------------------------------------------------------------- LENNAR CORPORATION Ticker: LEN Security ID: 526057104 Meeting Date: APR 13, 2011 Meeting Type: Annual Record Date: FEB 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Irving Bolotin For For Management 1.2 Elect Director Steven L. Gerard For For Management 1.3 Elect Director Theron I. Gilliam For For Management 1.4 Elect Director Sherrill W. Hudson For For Management 1.5 Elect Director R. Kirk Landon For For Management 1.6 Elect Director Sidney Lapidus For For Management 1.7 Elect Director Stuart A. Miller For For Management 1.8 Elect Director Donna E. Shalala For For Management 1.9 Elect Director Jeffrey Sonnenfeld For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Amend Bylaw Provisions Dealing with For For Management Officers and Positions Held 5 Amend Bylaws For Against Management 6 Ratify Auditors For For Management 7 Adopt Quantitative GHG Goals for Against For Shareholder Products and Operations -------------------------------------------------------------------------------- LEUCADIA NATIONAL CORPORATION Ticker: LUK Security ID: 527288104 Meeting Date: MAY 16, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ian M. Cumming For For Management 1.2 Elect Director Paul M. Dougan For For Management 1.3 Elect Director Alan J. Hirschfel For For Management 1.4 Elect Director James E. Jordan For For Management 1.5 Elect Director Jeffrey C. Keil For For Management 1.6 Elect Director Jesse Clyde Nichols, III For For Management 1.7 Elect Director Michael Sorkin For For Management 1.8 Elect Director Joseph S. Steinberg For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Approve Senior Executive Warrant Plan For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- LEXMARK INTERNATIONAL, INC. Ticker: LXK Security ID: 529771107 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Paul A. Rooke For For Management 2 Elect Director Ralph E. Gomory For For Management 3 Elect Director Jared L. Cohon For For Management 4 Elect Director J. Edward Coleman For For Management 5 Elect Director Sandra L. Helton For For Management 6 Ratify Auditors For For Management 7 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 8 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- LIFE TECHNOLOGIES CORPORATION Ticker: LIFE Security ID: 53217V109 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Balakrishnan S. Iyer For For Management 2 Elect Director Gregory T. Lucier For For Management 3 EleElect Director Ronald A. Matricaria For For Management 4 Elect Director David C. U Prichard For For Management 5 Elect Director William H. Longfield For For Management 6 Elect Director Ora H. Pescovitz For For Management 7 Ratify Auditors For For Management 8 Amend Certificate of Incorporation For For Management 9 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 10 Advisory Vote on Say on Pay Frequency Two Years One Year Management -------------------------------------------------------------------------------- LIMITED BRANDS, INC. Ticker: LTD Security ID: 532716107 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Donna A. James For For Management 2 Elect Director Jeffrey H. Miro For For Management 3 Elect Director Raymond Zimmerman For For Management 4 Ratify Auditors For For Management 5 Approve Omnibus Stock Plan For For Management 6 Approve Executive Incentive Bonus Plan For For Management 7 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 8 Advisory Vote on Say on Pay Frequency One Year One Year Management 9 Reduce Supermajority Vote Requirement Against For Shareholder -------------------------------------------------------------------------------- LINCOLN NATIONAL CORPORATION Ticker: LNC Security ID: 534187109 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Dennis R. Glass For For Management 2 Elect Director Gary C. Kelly For For Management 3 Elect Director Michael F. Mee For For Management 4 Ratify Auditors For For Management 5 Amend Articles of Incorporation For For Management Allowing Shareholders to Amend the Bylaws 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- LINEAR TECHNOLOGY CORPORATION Ticker: LLTC Security ID: 535678106 Meeting Date: NOV 03, 2010 Meeting Type: Annual Record Date: SEP 07, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert H. Swanson, Jr. For For Management 1.2 Elect Director Lothar Maier For For Management 1.3 Elect Director Arthur C. Agnos For Withhold Management 1.4 Elect Director John J. Gordon For Withhold Management 1.5 Elect Director David S. Lee For For Management 1.6 Elect Director Richard M. Moley For Withhold Management 1.7 Elect Director Thomas S. Volpe For Withhold Management 2 Approve Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- LOCKHEED MARTIN CORPORATION Ticker: LMT Security ID: 539830109 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Nolan D. Archibald For For Management 2 Elect Director Rosalind G. Brewer For For Management 3 Elect Director David B. Burritt For For Management 4 Elect Director James O. Ellis, Jr. For For Management 5 Elect Director Thomas J. Falk For For Management 6 Elect Director Gwendolyn S. King For For Management 7 Elect Director James M. Loy For For Management 8 Elect Director Douglas H. McCorkindale For For Management 9 Elect Director Joseph W. Ralston For For Management 10 Elect Director Anne Stevens For For Management 11 Elect Director Robert J. Stevens For For Management 12 Ratify Auditors For For Management 13 Approve Omnibus Stock Plan For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency One Year One Year Management 16 Provide Right to Act by Written Consent Against For Shareholder -------------------------------------------------------------------------------- LOEWS CORPORATION Ticker: L Security ID: 540424108 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Ann E. Berman For For Management 2 Elect Director Joseph L. Bower For For Management 3 Elect Director Charles M. Diker For For Management 4 Elect Director Jacob A. Frenkel For For Management 5 Elect Director Paul J. Fribourg For For Management 6 Elect Director Walter L. Harris For Against Management 7 Elect Director Philip A. Laskawy For For Management 8 Elect Director Ken Miller For For Management 9 Elect Director Gloria R. Scott For For Management 10 Elect Director Andrew H. Tisch For For Management 11 Elect Director James S. Tisch For For Management 12 Elect Director Jonathan M. Tisch For For Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency One Year One Year Management 15 Ratify Auditors For For Management 16 Provide for Cumulative Voting Against For Shareholder -------------------------------------------------------------------------------- LORILLARD, INC. Ticker: LO Security ID: 544147101 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 29, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dianne Neal Blixt For For Management 1.2 Elect Director David E. R. Dangoor For For Management 1.3 Elect Director Murray S. Kessler For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management 5 Require a Majority Vote for the None For Shareholder Election of Directors 6 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- LOWE'S COMPANIES, INC. Ticker: LOW Security ID: 548661107 Meeting Date: MAY 27, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Raul Alvarez For For Management 1.2 Elect Director David W. Bernauer For For Management 1.3 Elect Director Leonard L. Berry For For Management 1.4 Elect Director Peter C. Browning For For Management 1.5 Elect Director Dawn E. Hudson For For Management 1.6 Elect Director Robert L. Johnson For For Management 1.7 Elect Director Marshall O. Larsen For For Management 1.8 Elect Director Richard K. Lochridge For For Management 1.9 Elect Director Robert A. Niblock For For Management 1.10 Elect Director Stephen F. Page For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Approve Executive Incentive Bonus Plan For For Management 6 Submit Severance Agreement Against For Shareholder (Change-in-Control) to Shareholder Vote 7 Include Sustainability as a Performance Against Against Shareholder Measure for Senior Executive Compensation 8 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- LSI CORPORATION Ticker: LSI Security ID: 502161102 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Charles A. Haggerty For For Management 2 Elect Director Richard S. Hill For Against Management 3 Elect Director John H.f. Miner For For Management 4 Elect Director Arun Netravali For For Management 5 Elect Director Charles C. Pope For For Management 6 Elect Director Gregorio Reyes For For Management 7 Elect Director Michael G. Strachan For For Management 8 Elect Director Abhijit Y. Talwalkar For For Management 9 Elect Director Susan M. Whitney For For Management 10 Ratify Auditors For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- M&T BANK CORPORATION Ticker: MTB Security ID: 55261F104 Meeting Date: APR 19, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Brent D. Baird For For Management 1.2 Elect Director Robert J. Bennett For For Management 1.3 Elect Director C. Angela Bontempo For For Management 1.4 Elect Director Robert T. Brady For Withhold Management 1.5 Elect Director Michael D. Buckley For For Management 1.6 Elect Director T. Jefferson Cunningham, For For Management III 1.7 Elect Director Mark J. Czarnecki For For Management 1.8 Elect Director Gary N. Geisel For For Management 1.9 Elect Director Patrick W.E. Hodgson For For Management 1.10 Elect Director Richard G. King For For Management 1.11 Elect Director Jorge G. Pereira For For Management 1.12 Elect Director Michael P. Pinto For For Management 1.13 Elect Director Melinda R. Rich For For Management 1.14 Elect Director Robert E. Sadler, Jr. For For Management 1.15 Elect Director Herbert L. Washington For For Management 1.16 Elect Director Robert G. Wilmers For For Management 2 Advisory Vote on Executive Compensation For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- MACY'S, INC. Ticker: M Security ID: 55616P104 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen F. Bollenbach For For Management 1.2 Elect Director Deirdre P. Connelly For For Management 1.3 Elect Director Meyer Feldberg For For Management 1.4 Elect Director Sara Levinson For For Management 1.5 Elect Director Terry J. Lundgren For For Management 1.6 Elect Director Joseph Neubauer For For Management 1.7 Elect Director Joseph A. Pichler For For Management 1.8 Elect Director Joyce M. Roche For For Management 1.9 Elect Director Craig E. Weatherup For For Management 1.10 Elect Director Marna C. Whittington For For Management 2 Ratify Auditors For For Management 3 Adopt Majority Voting for Uncontested For For Management Election of Directors 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- MARATHON OIL CORPORATION Ticker: MRO Security ID: 565849106 Meeting Date: APR 27, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Gregory H. Boyce For Against Management 2 Elect Director Pierre Brondeau For For Management 3 Elect Director Clarence P. Cazalot, Jr. For Against Management 4 Elect Director David A. Daberko For Against Management 5 Elect Director William L. Davis For Against Management 6 Elect Director Shirley Ann Jackson For Against Management 7 Elect Director Philip Lader For Against Management 8 Elect Director Charles R. Lee For Against Management 9 Elect Director Michael E. J. Phelps For Against Management 10 Elect Director Dennis H. Reilley For Against Management 11 Elect Director Seth E. Schofield For Against Management 12 Elect Director John W. Snow For Against Management 13 Elect Director Thomas J. Usher For Against Management 14 Ratify Auditors For For Management 15 Provide Right to Call Special Meeting For Against Management 16 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 17 Advisory Vote on Say on Pay Frequency One Year One Year Management 18 Report on Accident Risk Reduction Against Against Shareholder Efforts -------------------------------------------------------------------------------- MARRIOTT INTERNATIONAL, INC. Ticker: MAR Security ID: 571903202 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director J.W. Marriott, Jr. For For Management 2 Elect Director John W. Marriott, III For For Management 3 Elect Director Mary K. Bush For For Management 4 Elect Director Lawrence W. Kellner For For Management 5 Elect Director Debra L. Lee For For Management 6 Elect Director George Munoz For For Management 7 Elect Director Harry J. Pearce For For Management 8 Elect Director Steven S Reinemund For For Management 9 Elect Director Lawrence M. Small For For Management 10 Elect Director Arne M. Sorenson For For Management 11 Ratify Auditors For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- MARSH & MCLENNAN COMPANIES, INC. Ticker: MMC Security ID: 571748102 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Zachary W. Carter For For Management 2 Elect Director Brian Duperreault For For Management 3 Elect Director Oscar Fanjul For For Management 4 Elect Director H. Edward Hanway For For Management 5 Elect Director Lang of Monkton For For Management 6 Elect Director Steven A. Mills For For Management 7 Elect Director Bruce P. Nolop For For Management 8 Elect Director Marc D. Oken For For Management 9 Elect Director Morton O. Schapiro For For Management 10 Elect Director Adele Simmons For For Management 11 Elect Director Lloyd M. Yates For For Management 12 Ratify Auditors For For Management 13 Approve Omnibus Stock Plan For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency One Year One Year Management 16 Provide Right to Act by Written Consent Against For Shareholder -------------------------------------------------------------------------------- MARSHALL & ILSLEY CORPORATION Ticker: MI Security ID: 571837103 Meeting Date: MAY 17, 2011 Meeting Type: Special Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- MASCO CORPORATION Ticker: MAS Security ID: 574599106 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Verne G. Istock For For Management 2 Elect Director J. Michael Losh For For Management 3 Elect Director Timothy Wadhams For For Management 4 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- MASSEY ENERGY COMPANY Ticker: MEE Security ID: 576206106 Meeting Date: OCT 06, 2010 Meeting Type: Special Record Date: AUG 27, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Declassify the Board of Directors For For Management 2 Eliminate Cumulative Voting For For Management 3 Reduce Supermajority Vote Requirement For For Management Relating to Bylaw Amendments 4 Reduce Supermajority Vote Requirement For For Management Relating to Business Combinations 5 Provide Right to Call Special Meeting For For Management 6 Increase Authorized Common Stock For For Management -------------------------------------------------------------------------------- MASSEY ENERGY COMPANY Ticker: MEE Security ID: 576206106 Meeting Date: JUN 01, 2011 Meeting Type: Special Record Date: APR 27, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- MASTERCARD INCORPORATED Ticker: MA Security ID: 57636Q104 Meeting Date: SEP 21, 2010 Meeting Type: Annual Record Date: JUL 26, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Declassify the Board of Directors For For Management 2 Reduce Supermajority Vote Requirement For For Management 3 Amend Board Qualifications For For Management 4 Amend Stock Ownership Limitations For For Management 5 Adjourn Meeting For For Management 6.1 Elect Director Nancy J. Karch For For Management 6.2 Elect Director Jose Octavio Reyes For For Management Lagunes 6.3 Elect Director Edward Suning Tian For For Management 6.4 Elect Director Silvio Barzi For For Management 7 Approve Executive Incentive Bonus Plan For For Management 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- MASTERCARD INCORPORATED Ticker: MA Security ID: 57636Q104 Meeting Date: JUN 07, 2011 Meeting Type: Annual Record Date: APR 13, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Marc Olivie For For Management 2 Elect Director Rima Qureshi For For Management 3 Elect Director Mark Schwartz For For Management 4 Elect Director Jackson P. Tai For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Ratify Auditors For For Management -------------------------------------------------------------------------------- MATTEL, INC. Ticker: MAT Security ID: 577081102 Meeting Date: MAY 13, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Michael J. Dolan For For Management 2 Elect Director Robert A. Eckert For For Management 3 Elect Director Frances D. Fergusson For For Management 4 Elect Director Tully M. Friedman For For Management 5 Elect Director Dominic Ng For For Management 6 Elect Director Vasant M. Prabhu For For Management 7 Elect Director Andrea L. Rich For For Management 8 Elect Director Dean A. Scarborough For For Management 9 Elect Director Christopher A. Sinclair For For Management 10 Elect Director G. Craig Sullivan For For Management 11 Elect Director Kathy Brittain White For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management 14 Provide Right to Call Special Meeting For Against Management 15 Ratify Auditors For For Management -------------------------------------------------------------------------------- MCAFEE, INC. Ticker: MFE Security ID: 579064106 Meeting Date: NOV 02, 2010 Meeting Type: Special Record Date: SEP 20, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- MCDONALD'S CORPORATION Ticker: MCD Security ID: 580135101 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Susan E. Arnold For For Management 2 Elect Director Richard H. Lenny For For Management 3 Elect Director Cary D. McMillan For For Management 4 Elect Director Sheila A. Penrose For For Management 5 Elect Director James A. Skinner For For Management 6 Ratify Auditors For For Management 7 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 8 Advisory Vote on Say on Pay Frequency One Year One Year Management 9 Reduce Supermajority Vote Requirement For For Management for Transactions With Interested Shareholders 10 Reduce Supermajority Vote Requirement For For Management Relating to the Board of Directors 11 Reduce Supermajority Vote Requirement For For Management for Shareholder Action 12 Declassify the Board of Directors Against For Shareholder 13 Require Suppliers to Adopt CAK Against Against Shareholder 14 Report on Policy Responses to Against Against Shareholder Children's Health Concerns and Fast Food 15 Report on Beverage Container Against For Shareholder Environmental Strategy -------------------------------------------------------------------------------- MCKESSON CORPORATION Ticker: MCK Security ID: 58155Q103 Meeting Date: JUL 28, 2010 Meeting Type: Annual Record Date: JUN 01, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Andy D. Bryant For For Management 2 Elect Director Wayne A. Budd For For Management 3 Elect Director John H. Hammergren For For Management 4 Elect Director Alton F. Irby III For Against Management 5 Elect Director M. Christine Jacobs For Against Management 6 Elect Director Marie L. Knowles For For Management 7 Elect Director David M. Lawrence For Against Management 8 Elect Director Edward A. Mueller For Against Management 9 Elect Director Jane E. Shaw For For Management 10 Amend Omnibus Stock Plan For For Management 11 Amend Executive Incentive Bonus Plan For For Management 12 Ratify Auditors For For Management 13 Stock Retention/Holding Period Against For Shareholder 14 Report on Pay Disparity Against Against Shareholder -------------------------------------------------------------------------------- MEAD JOHNSON NUTRITION COMPANY Ticker: MJN Security ID: 582839106 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen W. Golsby For For Management 1.2 Elect Director Steven M. Altschuler For For Management 1.3 Elect Director Howard B. Bernick For For Management 1.4 Elect Director Kimberly A. Casiano For For Management 1.5 Elect Director Anna C. Catalano For For Management 1.6 Elect Director Celeste A. Clark For For Management 1.7 Elect Director James M. Cornelius For For Management 1.8 Elect Director Peter G. Ratcliffe For For Management 1.9 Elect Director Elliott Sigal For For Management 1.10 Elect Director Robert S. Singer For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- MEADWESTVACO CORPORATION Ticker: MWV Security ID: 583334107 Meeting Date: APR 18, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Michael E. Campbell For For Management 2 Elect Director Thomas W. Cole, Jr. For For Management 3 Elect Director James G. Kaiser For For Management 4 Elect Director Richard B. Kelson For For Management 5 Elect Director James M. Kilts For For Management 6 Elect Director Susan J. Kropf For For Management 7 Elect Director Douglas S. Luke For For Management 8 Elect Director John A. Luke, Jr. For For Management 9 Elect Director Robert C. McCormack For For Management 10 Elect Director Timothy H. Powers For For Management 11 Elect Director Jane L. Warner For For Management 12 Ratify Auditors For For Management 13 Amend Omnibus Stock Plan For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- MEDCO HEALTH SOLUTIONS, INC. Ticker: MHS Security ID: 58405U102 Meeting Date: MAY 24, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Howard W. Barker, Jr. For For Management 2 Elect Director John L. Cassis For For Management 3 Elect Director Michael Goldstein For For Management 4 Elect Director Charles M. Lillis For For Management 5 Elect Director Myrtle S. Potter For For Management 6 Elect Director William L. Roper For For Management 7 Elect Director David B. Snow, Jr. For For Management 8 Elect Director David D. Stevens For For Management 9 Elect Director Blenda J. Wilson For For Management 10 Ratify Auditors For For Management 11 Reduce Supermajority Vote Requirement For For Management 12 Amend Omnibus Stock Plan For For Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency One Year One Year Management 15 Stock Retention/Holding Period Against For Shareholder -------------------------------------------------------------------------------- MEDTRONIC, INC. Ticker: MDT Security ID: 585055106 Meeting Date: AUG 25, 2010 Meeting Type: Annual Record Date: JUN 28, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard H. Anderson For For Management 1.2 Elect Director David L. Calhoun For For Management 1.3 Elect Director Victor J. Dzau For For Management 1.4 Elect Director William A. Hawkins For For Management 1.5 Elect Director Shirley A. Jackson For For Management 1.6 Elect Director James T. Lenehan For For Management 1.7 Elect Director Denise M. O'Leary For For Management 1.8 Elect Director Kendall J. Powell For For Management 1.9 Elect Director Robert C. Pozen For For Management 1.10 Elect Director Jean-Pierre Rosso For For Management 1.11 Elect Director Jack W. Schuler For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- MEMC ELECTRONIC MATERIALS, INC. Ticker: WFR Security ID: 552715104 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Peter Blackmore For For Management 2 Elect Director Ahmad R. Chatila For For Management 3 Elect Director Marshall Turner For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years 7 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- MERCK & CO., INC. Ticker: MRK Security ID: 58933Y105 Meeting Date: MAY 24, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Leslie A. Brun For For Management 2 Elect Director Thomas R. Cech For For Management 3 Elect Director Richard T. Clark For For Management 4 Elect Director Kenneth C. Frazier For For Management 5 Elect Director Thomas H. Glocer For For Management 6 Elect Director Steven F. Goldstone For For Management 7 Elect Director William B. Harrison. Jr. For For Management 8 Elect Director Harry R. Jacobson For For Management 9 Elect Director William N. Kelley For For Management 10 Elect Director C. Robert Kidder For For Management 11 Elect Director Rochelle B. Lazarus For For Management 12 Elect Director Carlos E. Represas For For Management 13 Elect Director Patricia F. Russo For For Management 14 Elect Director Thomas E. Shenk For For Management 15 Elect Director Anne M. Tatlock For For Management 16 Elect Director Craig B. Thompson For For Management 17 Elect Director Wendell P. Weeks For For Management 18 Elect Director Peter C. Wendell For For Management 19 Ratify Auditors For For Management 20 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 21 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- MEREDITH CORPORATION Ticker: MDP Security ID: 589433101 Meeting Date: NOV 03, 2010 Meeting Type: Annual Record Date: SEP 20, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mary Sue Coleman For For Management 1.2 Elect Director D. Mell Meredith Frazier For Withhold Management 1.3 Elect Director Joel W. Johnson For For Management 1.4 Elect Director Stephen M. Lacy For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- METLIFE, INC. Ticker: MET Security ID: 59156R108 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Steven A. Kandarian For For Management 1.2 Elect Director Sylvia Mathews Burwell For For Management 1.3 Elect Director Eduardo Castro-Wright For For Management 1.4 Elect Director Cheryl W. Grise For For Management 1.5 Elect Director Lulu C. Wang For For Management 2 Declassify the Board of Directors For For Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- METROPCS COMMUNICATIONS, INC. Ticker: PCS Security ID: 591708102 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: APR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Roger D. Linquist For For Management 1.2 Elect Director Arthur C. Patterson For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- MICROCHIP TECHNOLOGY INCORPORATED Ticker: MCHP Security ID: 595017104 Meeting Date: AUG 20, 2010 Meeting Type: Annual Record Date: JUN 21, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Steve Sanghi For For Management 1.2 Elect Director Albert J. Hugo-Martinez For For Management 1.3 Elect Director L.B. Day For For Management 1.4 Elect Director Matthew W. Chapman For For Management 1.5 Elect Director Wade F. Meyercord For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- MICRON TECHNOLOGY, INC. Ticker: MU Security ID: 595112103 Meeting Date: DEC 16, 2010 Meeting Type: Annual Record Date: OCT 18, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Steven R. Appleton For For Management 2 Elect Director Teruaki Aoki For Against Management 3 Elect Director James W. Bagley For For Management 4 Elect Director Robert L. Bailey For For Management 5 Elect Director Mercedes Johnson For For Management 6 Elect Director Lawrence N. Mondry For Against Management 7 Elect Director Robert E. Switz For For Management 8 Amend Omnibus Stock Plan For For Management 9 Ratify Auditors For For Management -------------------------------------------------------------------------------- MICROSOFT CORPORATION Ticker: MSFT Security ID: 594918104 Meeting Date: NOV 16, 2010 Meeting Type: Annual Record Date: SEP 03, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Steven A. Ballmer For For Management 2 Elect Director Dina Dublon For For Management 3 Elect Director William H. Gates III For For Management 4 Elect Director Raymond V. Gilmartin For For Management 5 Elect Director Reed Hastings For For Management 6 Elect Director Maria M. Klawe For For Management 7 Elect Director David F. Marquardt For For Management 8 Elect Director Charles H. Noski For For Management 9 Elect Director Helmut Panke For For Management 10 Ratify Auditors For For Management 11 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Environmental Sustainability -------------------------------------------------------------------------------- MOLEX INCORPORATED Ticker: MOLX Security ID: 608554101 Meeting Date: OCT 29, 2010 Meeting Type: Annual Record Date: SEP 01, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael J. Birck For For Management 1.2 Elect Director Anirudh Dhebar For For Management 1.3 Elect Director Frederick A. Krehbiel For For Management 1.4 Elect Director Martin P. Slark For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- MOLSON COORS BREWING COMPANY Ticker: TAP Security ID: 60871R209 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Directors John E. Cleghorn For For Management 1.2 Elect Directors Charles M. Herington For For Management 1.3 Elect Directors David P. O'Brien For For Management -------------------------------------------------------------------------------- MONSANTO COMPANY Ticker: MON Security ID: 61166W101 Meeting Date: JAN 25, 2011 Meeting Type: Annual Record Date: NOV 29, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Laura K. Ipsen For For Management 2 Elect Director William U. Parfet For For Management 3 Elect Director George H. Poste For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years 7 Amend Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- MONSTER WORLDWIDE, INC. Ticker: MWW Security ID: 611742107 Meeting Date: JUN 07, 2011 Meeting Type: Annual Record Date: APR 13, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Salvatore Iannuzzi For For Management 2 Elect Director John Gaulding For For Management 3 Elect Director Edmund P. Giambastiani, For For Management Jr. 4 Elect Director Cynthia P. McCague For For Management 5 Elect Director Jeffrey F. Rayport For For Management 6 Elect Director Roberto Tunioli For For Management 7 Elect Director Timothy T. Yates For For Management 8 Ratify Auditors For For Management 9 Amend Omnibus Stock Plan For For Management 10 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 11 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- MOODY'S CORPORATION Ticker: MCO Security ID: 615369105 Meeting Date: APR 19, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert R. Glauber For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Require Independent Board Chairman Against For Shareholder 6 Elect Director Jorge A. Bermudez For For Management -------------------------------------------------------------------------------- MORGAN STANLEY Ticker: MS Security ID: 617446448 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Roy J. Bostock For For Management 2 Elect Director Erskine B. Bowles For For Management 3 Elect Director Howard J. Davies For For Management 4 Elect Director James P. Gorman For For Management 5 Elect Director James H. Hance Jr. For For Management 6 Elect Director C. Robert Kidder For For Management 7 Elect Director John J. Mack For For Management 8 Elect Director Donald T. Nicolaisen For For Management 9 Elect Director Hutham S. Olayan For For Management 10 Elect Director James. W. Owens For For Management 11 Elect Director O. Griffith Sexton For For Management 12 Elect Director Masaaki Tanaka For For Management 13 Elect Director Laura D. Tyson For For Management 14 Ratify Auditors For For Management 15 Amend Omnibus Stock Plan For Against Management 16 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 17 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- MOTOROLA MOBILITY HOLDINGS, INC. Ticker: MMI Security ID: 620097105 Meeting Date: MAY 09, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Sanjay K. Jha For For Management 2 Elect Director Jon E. Barfield For For Management 3 Elect Director William R. Hambrecht For For Management 4 Elect Director Jeanne P. Jackson For For Management 5 Elect Director Keith A. Meister For For Management 6 Elect Director Thomas J. Meredith For For Management 7 Elect Director Daniel A. Ninivaggi For For Management 8 Elect Director James R. Stengel For For Management 9 Elect Director Anthony J. Vinciquerra For For Management 10 Elect Director Andrew J. Viterbi For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Ratify Auditors For For Management -------------------------------------------------------------------------------- MOTOROLA SOLUTIONS, INC. Ticker: MSI Security ID: 620076307 Meeting Date: MAY 02, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Gregory Q. Brown For For Management 2 Elect Director William J. Bratton For For Management 3 Elect Director David W. Dorman For For Management 4 Elect Director Michael V. Hayden For For Management 5 Elect Director Vincent J. Intrieri For For Management 6 Elect Director Judy C. Lewent For For Management 7 Elect Director Samuel C. Scott III For For Management 8 Elect Director John A. White For For Management 9 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 10 Advisory Vote on Say on Pay Frequency One Year One Year Management 11 Amend Omnibus Stock Plan For For Management 12 Ratify Auditors For For Management 13 Amend Human Rights Policies Against Against Shareholder -------------------------------------------------------------------------------- MOTOROLA, INC. Ticker: MSI Security ID: 620076109 Meeting Date: NOV 29, 2010 Meeting Type: Special Record Date: OCT 08, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Reverse Stock Split For For Management 2 Amend Certificate of Incorporation to For For Management Effect Reverse Stock Split and Reduce Proportionately the Number of Common Shares -------------------------------------------------------------------------------- MURPHY OIL CORPORATION Ticker: MUR Security ID: 626717102 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director F.W. Blue For For Management 2 Elect Director C.P. Deming For For Management 3 Elect Director R.A. Hermes For For Management 4 Elect Director J.V. Kelley For For Management 5 Elect Director R.M. Murphy For For Management 6 Elect Director W.C. Nolan, Jr. For For Management 7 Elect Director N.E. Schmale For For Management 8 Elect Director D.J.H. Smith For For Management 9 Elect Director C.G. Theus For For Management 10 Elect Director D.M. Wood For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Ratify Auditors For For Management -------------------------------------------------------------------------------- MYLAN INC. Ticker: MYL Security ID: 628530107 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert J. Coury For For Management 1.2 Elect Director Rodney L. Piatt For For Management 1.3 Elect Director Heather Bresch For For Management 1.4 Elect Director Wendy Cameron For For Management 1.5 Elect Director Robert J. Cindrich For For Management 1.6 Elect Director Neil Dimick For For Management 1.7 Elect Director Douglas J. Leech For For Management 1.8 Elect Director Joseph C. Maroon For For Management 1.9 Elect Director Mark W. Parrish For For Management 1.10 Elect Director C.B. Todd For For Management 1.11 Elect Director Randall L. Vanderveen For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- NABORS INDUSTRIES LTD. Ticker: NBR Security ID: G6359F103 Meeting Date: JUN 07, 2011 Meeting Type: Annual Record Date: APR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Anthony G. Petrello as Director For Withhold Management 1.2 Elect Myron M. Sheinfeld as Director For Withhold Management 2 Approve Pricewaterhouse Coopers LLP as For For Management Auditors and Authorize Board to Fix Their Remuneration 3 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Require a Majority Vote for the Against For Shareholder Election of Directors 6 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- NATIONAL OILWELL VARCO, INC. Ticker: NOV Security ID: 637071101 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert E. Beauchamp For For Management 2 Elect Director Jeffery A. Smisek For For Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Declassify the Board of Directors For For Management 7 Increase Authorized Common Stock For For Management 8 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- NATIONAL SEMICONDUCTOR CORPORATION Ticker: NSM Security ID: 637640103 Meeting Date: SEP 24, 2010 Meeting Type: Annual Record Date: JUL 30, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director William J. Amelio For For Management 2 Elect Director Steven R. Appleton For For Management 3 Elect Director Gary P. Arnold For For Management 4 Elect Director Richard J. Danzig For For Management 5 Elect Director Robert J. Frankenberg For For Management 6 Elect Director Donald Macleod For For Management 7 Elect Director Edward R. McCracken For For Management 8 Elect Director Roderick C. McGeary For For Management 9 Elect Director William E. Mitchell For For Management 10 Ratify Auditors For For Management -------------------------------------------------------------------------------- NATIONAL SEMICONDUCTOR CORPORATION Ticker: NSM Security ID: 637640103 Meeting Date: JUN 21, 2011 Meeting Type: Special Record Date: MAY 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- NETAPP, INC. Ticker: NTAP Security ID: 64110D104 Meeting Date: AUG 31, 2010 Meeting Type: Annual Record Date: JUL 06, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jeffry R. Allen For For Management 1.2 Elect Director Alan L. Earhart For For Management 1.3 Elect Director Thomas Georgens For For Management 1.4 Elect Director Gerald Held For For Management 1.5 Elect Director Nicholas G. Moore For For Management 1.6 Elect Director T. Michael Nevens For For Management 1.7 Elect Director George T. Shaheen For For Management 1.8 Elect Director Robert T. Wall For For Management 1.9 Elect Director Daniel J. Warmenhoven For For Management 2 Amend Omnibus Stock Plan For For Management 3 Amend Qualified Employee Stock Purchase For For Management Plan 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- NETFLIX, INC. Ticker: NFLX Security ID: 64110L106 Meeting Date: JUN 03, 2011 Meeting Type: Annual Record Date: APR 05, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Reed Hastings For For Management 1.2 Elect Director Jay C. Hoag For For Management 1.3 Elect Director A. George (Skip) Battle For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Reduce Supermajority Vote Requirement Against For Shareholder -------------------------------------------------------------------------------- NEWELL RUBBERMAID INC. Ticker: NWL Security ID: 651229106 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Kevin C. Conroy For For Management 2 Elect Director Michael T. Cowhig For For Management 3 Elect Director Mark D. Ketchum For For Management 4 Elect Director Raymond G. Viault For For Management 5 Ratify Auditors For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management 8 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- NEWFIELD EXPLORATION COMPANY Ticker: NFX Security ID: 651290108 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Lee K. Boothby For For Management 2 Elect Director Philip J. Burguieres For For Management 3 Elect Director Pamela J. Gardner For For Management 4 Elect Director John Randolph Kemp, lll For For Management 5 Elect Director J. Michael Lacey For For Management 6 Elect Director Joseph H. Netherland For For Management 7 Elect Director Howard H. Newman For For Management 8 Elect Director Thomas G. Ricks For For Management 9 Elect Director Juanita F. Romans For For Management 10 Elect Director C. E. (Chuck) Shultz For For Management 11 Elect Director J. Terry Strange For For Management 12 Approve Omnibus Stock Plan For For Management 13 Approve Omnibus Stock Plan For For Management 14 Ratify Auditors For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- NEWMONT MINING CORPORATION Ticker: NEM Security ID: 651639106 Meeting Date: APR 19, 2011 Meeting Type: Annual Record Date: FEB 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Glen A. Barton For For Management 1.2 Elect Director Vincent A. Calarco For For Management 1.3 Elect Director Joseph A. Carrabba For For Management 1.4 Elect Director Noreen Doyle For For Management 1.5 Elect Director Veronica M. Hagen For For Management 1.6 Elect Director Michael S. Hamson For For Management 1.7 Elect Director Richard T. O'Brien For For Management 1.8 Elect Director John B. Prescott For For Management 1.9 Elect Director Donald C. Roth For For Management 1.10 Elect Director Simon Thompson For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Other Business For Against Management -------------------------------------------------------------------------------- NEXTERA ENERGY, INC. Ticker: NEE Security ID: 65339F101 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Sherry S. Barrat For For Management 1.2 Elect Director Robert M. Beall, II For For Management 1.3 Elect Director J. Hyatt Brown For For Management 1.4 Elect Director James L. Camaren For For Management 1.5 Elect Director Kenneth B. Dunn For For Management 1.6 Elect Director J. Brian Ferguson For For Management 1.7 Elect Director Lewis Hay, III For For Management 1.8 Elect Director Toni Jennings For For Management 1.9 Elect Director Oliver D. Kingsley, Jr. For For Management 1.10 Elect Director Rudy E. Schupp For For Management 1.11 Elect Director William H. Swanson For For Management 1.12 Elect Director Michael H. Thaman For For Management 1.13 Elect Director Hansel E. Tookes, II For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- NICOR INC. Ticker: GAS Security ID: 654086107 Meeting Date: JUN 14, 2011 Meeting Type: Annual Record Date: APR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director R. M. Beavers, Jr. For For Management 1.2 Elect Director B. P. Bickner For For Management 1.3 Elect Director J. H. Birdsall, III For For Management 1.4 Elect Director N. R. Bobins For For Management 1.5 Elect Director B. J. Gaines For For Management 1.6 Elect Director R. A. Jean For For Management 1.7 Elect Director D. J. Keller For For Management 1.8 Elect Director R. E. Martin For For Management 1.9 Elect Director G. R. Nelson For For Management 1.10 Elect Director A. J. Olivera For For Management 1.11 Elect Director J. Rau For For Management 1.12 Elect Director J. C. Staley For For Management 1.13 Elect Director R. M. Strobel For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- NICOR INC. Ticker: GAS Security ID: 654086107 Meeting Date: JUN 14, 2011 Meeting Type: Special Record Date: APR 20, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- NIKE, INC. Ticker: NKE Security ID: 654106103 Meeting Date: SEP 20, 2010 Meeting Type: Annual Record Date: JUL 26, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jill K. Conway For For Management 1.2 Elect Director Alan B. Graf, Jr. For For Management 1.3 Elect Director John C. Lechleiter For For Management 1.4 Elect Director Phyllis M. Wise For For Management 2 Amend Executive Incentive Bonus Plan For For Management 3 Amend Omnibus Stock Plan For For Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- NISOURCE INC. Ticker: NI Security ID: 65473P105 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Richard A. Abdoo For For Management 2 Elect Director Steven C. Beering For For Management 3 Elect Director Michael E. Jesanis For For Management 4 Elect Director Marty R. Kittrell For For Management 5 Elect Director W. Lee Nutter For For Management 6 Elect Director Deborah S. Parker For For Management 7 Elect Director Ian M. Rolland For For Management 8 Elect Director Robert C. Skaggs, Jr. For For Management 9 Elect Director Richard L. Thompson For For Management 10 Elect Director Carolyn Y. Woo For For Management 11 Ratify Auditors For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management 14 Provide Right to Act by Written Consent Against For Shareholder -------------------------------------------------------------------------------- NOBLE CORPORATION Ticker: N0L Security ID: H5833N103 Meeting Date: APR 29, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Lawrence J. Chazen For For Management 1.2 Elect Director Jon A. Marshall For For Management 1.3 Elect Director Mary P. Ricciardello For For Management 2 Accept Financial Statements and For For Management Statutory Reports 3 Approve Creation of Reserve Through For For Management Appropriation of Retained Earnings. 4 Approve CHF 38.4 Million Reduction in For For Management Share Capital 5 Approve Extension of CHF 133 Million For For Management Pool of Capital without Preemptive Rights 6 Approve CHF 143 Million Reduction in For For Management Share Capital and Repayment of CHF 0.13 per Share 7 Ratify PricewaterhouseCoopers LLP as For For Management Independent Registered Public Accounting Firm and PricewaterhouseCoopers AG as Statutory Auditor 8 Approve Discharge of Board and Senior For For Management Management 9 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 10 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- NOBLE ENERGY, INC. Ticker: NBL Security ID: 655044105 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Jeffrey L. Berenson For For Management 2 Elect Director Michael A. Cawley For For Management 3 Elect Director Edward F. Cox For For Management 4 Elect Director Charles D. Davidson For For Management 5 Elect Director Thomas J. Edelman For For Management 6 Elect Director Eric P. Grubman For For Management 7 Elect Director Kirby L. Hedrick For For Management 8 Elect Director Scott D. Urban For For Management 9 Elect Director William T. Van Kleef For For Management 10 Ratify Auditors For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- NORDSTROM, INC. Ticker: JWN Security ID: 655664100 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Phyllis J. Campbell For For Management 2 Elect Director Michelle M. Ebanks For For Management 3 Elect Director Enrique Hernandez, Jr. For For Management 4 Elect Director Robert G. Miller For For Management 5 Elect Director Blake W. Nordstrom For For Management 6 Elect Director Erik B. Nordstrom For For Management 7 Elect Director Peter E. Nordstrom For For Management 8 Elect Director Philip G. Satre For For Management 9 Elect Director Felicia D. Thornton For For Management 10 Elect Director B. Kevin Turner For For Management 11 Elect Director Robert D. Walter For For Management 12 Elect Director Alison A. Winter For For Management 13 Amend Qualified Employee Stock Purchase For For Management Plan 14 Ratify Auditors For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- NORFOLK SOUTHERN CORPORATION Ticker: NSC Security ID: 655844108 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Gerald L. Baliles For For Management 2 Elect Director Erskine B. Bowles For For Management 3 Elect Director Karen N. Horn For For Management 4 Elect Director J. Paul Reason For For Management 5 Ratify Auditors For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- NORTHEAST UTILITIES Ticker: NU Security ID: 664397106 Meeting Date: MAR 04, 2011 Meeting Type: Special Record Date: JAN 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Increase Authorized Common Stock For For Management 3 Fix Number of Trustees at Fourteen For For Management 4 Adjourn Meeting For For Management -------------------------------------------------------------------------------- NORTHEAST UTILITIES Ticker: NU Security ID: 664397106 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard H. Booth For For Management 1.2 Elect Director John S. Clarkeson For For Management 1.3 Elect Director Cotton M. Cleveland For For Management 1.4 Elect Director Sanford Cloud, Jr. For For Management 1.5 Elect Director John G. Graham For For Management 1.6 Elect Director Elizabeth T. Kennan For For Management 1.7 Elect Director Kenneth R. Leibler For For Management 1.8 Elect Director Robert E. Patricelli For For Management 1.9 Elect Director Charles W. Shivery For For Management 1.10 Elect Director John F. Swope For For Management 1.11 Elect Director Dennis R. Wraase For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- NORTHERN TRUST CORPORATION Ticker: NTRS Security ID: 665859104 Meeting Date: APR 19, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Linda Walker Bynoe For For Management 1.2 Elect Director Nicholas D. Chabraja For For Management 1.3 Elect Director Susan Crown For For Management 1.4 Elect Director Dipak C. Jain For For Management 1.5 Elect Director Robert W. Lane For For Management 1.6 Elect Director Robert C. McCormack For For Management 1.7 Elect Director Edward J. Mooney For For Management 1.8 Elect Director John W. Rowe For For Management 1.9 Elect DirectorMartin P. Slark For For Management 1.10 Elect Director David H.B. Smith, Jr. For For Management 1.11 Elect Director Enrique J. Sosa For For Management 1.12 Elect Director Charles A. Tribbett, III For For Management 1.13 Elect Director Frederick H. Waddell For For Management 2 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- NORTHROP GRUMMAN CORPORATION Ticker: NOC Security ID: 666807102 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Wesley G. Bush For For Management 2 Elect Director Lewis W. Coleman For For Management 3 Elect Director Victor H. Fazio For For Management 4 Elect Director Donald E. Felsinger For For Management 5 Elect Director Stephen E. Frank For For Management 6 Elect Director Bruce S. Gordon For For Management 7 Elect Director Madeleine Kleiner For For Management 8 Elect Director Karl J. Krapek For For Management 9 Elect Director Richard B. Myers For For Management 10 Elect Director Aulana L. Peters For For Management 11 Elect Director Kevin W. Sharer For For Management 12 Ratify Auditors For For Management 13 Approve Omnibus Stock Plan For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency One Year One Year Management 16 Provide for Cumulative Voting Against For Shareholder 17 Report on Political Contributions Against For Shareholder 18 Provide Right to Act by Written Consent Against For Shareholder -------------------------------------------------------------------------------- NOVELL, INC. Ticker: NOVL Security ID: 670006105 Meeting Date: FEB 17, 2011 Meeting Type: Special Record Date: JAN 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- NOVELL, INC. Ticker: NOVL Security ID: 670006105 Meeting Date: MAY 13, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Albert Aiello For For Management 2 Elect Director Fred Corrado For For Management 3 Elect Director Richard L. Crandall For For Management 4 Elect Director Gary G. Greenfield For For Management 5 Elect Director Judith H. Hamilton For For Management 6 Elect Director Ronald W. Hovsepian For For Management 7 Elect Director Patrick S. Jones For For Management 8 Elect Director Richard L. Nolan For For Management 9 Elect Director John W. Poduska, Sr. For For Management 10 Ratify Auditors For For Management 11 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- NOVELLUS SYSTEMS, INC. Ticker: NVLS Security ID: 670008101 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard S. Hill For For Management 1.2 Elect Director Neil R. Bonke For For Management 1.3 Elect Director Youssef A. El-Mansy For For Management 1.4 Elect Director Glen G. Possley For For Management 1.5 Elect Director Ann D. Rhoads For For Management 1.6 Elect Director Krishna Saraswat For For Management 1.7 Elect Director William R. Spivey For For Management 1.8 Elect Director Delbert A. Whitaker For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- NRG ENERGY, INC. Ticker: NRG Security ID: 629377508 Meeting Date: JUL 28, 2010 Meeting Type: Annual Record Date: JUN 04, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Kirbyjon H. Caldwell For For Management 2 Elect Director David Crane For For Management 3 Elect Director Stephen L. Cropper For For Management 4 Elect Director Kathleen A. McGinty For For Management 5 Elect Director Thomas H. Weidemeyer For For Management 6 Amend Omnibus Stock Plan For For Management 7 Ratify Auditors For For Management -------------------------------------------------------------------------------- NRG ENERGY, INC. Ticker: NRG Security ID: 629377508 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Lawrence S. Coben For For Management 2 Elect Director Paul W. Hobby For For Management 3 Elect Director Gerald Luterman For For Management 4 Elect Director Herbert H. Tate For For Management 5 Elect Director Walter R. Young For For Management 6 Ratify Auditors For For Management 7 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 8 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- NUCOR CORPORATION Ticker: NUE Security ID: 670346105 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Peter C. Browning For For Management 1.2 Elect Director Victoria F. Haynes For For Management 1.3 Elect Director Christopher J. Kearney For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Require a Majority Vote for the Against For Shareholder Election of Directors 6 Require Independent Board Chairman Against For Shareholder -------------------------------------------------------------------------------- NVIDIA CORPORATION Ticker: NVDA Security ID: 67066G104 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Harvey C. Jones For For Management 2 Elect Director William J. Miller For For Management 3 Declassify the Board of Directors For For Management 4 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- NYSE EURONEXT Ticker: NYX Security ID: 629491101 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Andre Bergen For For Management 2 Elect Director Ellyn L. Brown For For Management 3 Elect Director Marshall N. Carter For For Management 4 Elect Director Dominique Cerutti For For Management 5 Elect Director Patricia M. Cloherty For For Management 6 Elect Director Sir George Cox For For Management 7 Elect Director Sylvain Hefes For For Management 8 Elect Director Jan-michiel Hessels For For Management 9 Elect Director Duncan M. McFarland For For Management 10 Elect Director James J. McNulty For For Management 11 Elect Director Duncan L. Niederauer For For Management 12 Elect Director Ricardo Salgado For For Management 13 Elect Director Robert G. Scott For For Management 14 Elect Director Jackson P. Tai For For Management 15 Elect Director Rijnhard Van Tets For For Management 16 Elect Director Sir Brian Williamson For For Management 17 Ratify Auditors For For Management 18 Reduce Supermajority Vote Requirement For For Management 19 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 20 Advisory Vote on Say on Pay Frequency None One Year Management 21 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 22 Provide Right to Act by Written Consent Against For Shareholder -------------------------------------------------------------------------------- O'REILLY AUTOMOTIVE, INC. Ticker: ORLY Security ID: 67103H107 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David E. O?Reilly For For Management 2 Elect Director Jay D. Burchfield For For Management 3 Elect Director Paul R. Lederer For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- OCCIDENTAL PETROLEUM CORPORATION Ticker: OXY Security ID: 674599105 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Spencer Abraham For For Management 2 Elect Director Howard I. Atkins For For Management 3 Elect Director Stephen I. Chazen For For Management 4 Elect Director Edward P. Djerejian For Against Management 5 Elect Director John E. Feick For For Management 6 Elect Director Margaret M. Foran For For Management 7 Elect Director Carlos M. Gutierrez For For Management 8 Elect Director Ray R. Irani For Against Management 9 Elect Director Avedick B. Poladian For For Management 10 Elect Director Rodolfo Segovia For Against Management 11 Elect Director Aziz D. Syriani For Against Management 12 Elect Director Rosemary Tomich For Against Management 13 Elect Director Walter L. Weisman For Against Management 14 Ratify Auditors For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency None One Year Management 17 Review Political Expenditures and Against For Shareholder Processes 18 Request Director Nominee with Against Against Shareholder Environmental Qualifications -------------------------------------------------------------------------------- OMNICOM GROUP INC. Ticker: OMC Security ID: 681919106 Meeting Date: MAY 24, 2011 Meeting Type: Annual Record Date: APR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John D. Wren For For Management 2 Elect Director Bruce Crawford For For Management 3 Elect Director Alan R. Batkin For For Management 4 Elect Director Robert Charles Clark For For Management 5 Elect Director Leonard S. Coleman, Jr. For For Management 6 Elect Director Errol M. Cook For For Management 7 Elect Director Susan S. Denison For For Management 8 Elect Director Michael A. Henning For For Management 9 Elect Director John R. Murphy For For Management 10 Elect Director John R. Purcell For For Management 11 Elect Director Linda Johnson Rice For For Management 12 Elect Director Gary L. Roubos For For Management 13 Ratify Auditors For For Management 14 Provide Right to Act by Written Consent For For Management 15 Reduce Supermajority Vote Requirement For For Management 16 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 17 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- ONEOK, INC. Ticker: OKE Security ID: 682680103 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director James C. Day For For Management 2 Elect Director Julie H. Edwards For For Management 3 Elect Director William L. Ford For For Management 4 Elect Director John W. Gibson For For Management 5 Elect Director Bert H. Mackie For For Management 6 Elect Director Jim W. Mogg For For Management 7 Elect Director Pattye L. Moore For For Management 8 Elect Director Gary D. Parker For For Management 9 Elect Director Eduardo A. Rodriguez For For Management 10 Elect Director Gerald B. Smith For For Management 11 Elect Director David J. Tippeconnic For For Management 12 Ratify Auditors For For Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- ORACLE CORPORATION Ticker: ORCL Security ID: 68389X105 Meeting Date: OCT 06, 2010 Meeting Type: Annual Record Date: AUG 09, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jeffrey S. Berg For Withhold Management 1.2 Elect Director H. Raymond Bingham For For Management 1.3 Elect Director Michael J. Boskin For For Management 1.4 Elect Director Safra A. Catz For For Management 1.5 Elect Director Bruce R. Chizen For For Management 1.6 Elect Director George H. Conrades For For Management 1.7 Elect Director Lawrence J. Ellison For For Management 1.8 Elect Director Hector Garcia-Molina For Withhold Management 1.9 Elect Director Jeffrey O. Henley For For Management 1.10 Elect Director Mark V. Hurd For For Management 1.11 Elect Director Donald L. Lucas For For Management 1.12 Elect Director Naomi O. Seligman For Withhold Management 2 Approve Executive Incentive Bonus Plan For For Management 3 Amend Omnibus Stock Plan For For Management 4 Ratify Auditors For For Management 5 Establish Board Committee on Against Against Shareholder Sustainability 6 Require a Majority Vote for the Against For Shareholder Election of Directors 7 Stock Retention/Holding Period Against For Shareholder -------------------------------------------------------------------------------- OWENS-ILLINOIS, INC. Ticker: OI Security ID: 690768403 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Peter S. Hellman For For Management 1.2 Elect Director Anastasia D. Kelly For For Management 1.3 Elect Director John J. Mcmackin, Jr. For For Management 1.4 Elect Director Hugh H. Roberts For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- PACCAR INC Ticker: PCAR Security ID: 693718108 Meeting Date: APR 20, 2011 Meeting Type: Annual Record Date: FEB 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John M. Fluke, Jr. For For Management 1.2 Elect Director Kirk S. Hachigian For For Management 1.3 Elect Director Stephen F. Page For For Management 1.4 Elect Director Thomas E. Plimpton For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Amend Omnibus Stock Plan For For Management 5 Amend Executive Incentive Bonus Plan For For Management 6 Reduce Supermajority Vote Requirement Against For Shareholder 7 Require a Majority Vote for the Against For Shareholder Election of Directors -------------------------------------------------------------------------------- PACTIV CORPORATION Ticker: PTV Security ID: 695257105 Meeting Date: NOV 15, 2010 Meeting Type: Special Record Date: OCT 14, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- PALL CORPORATION Ticker: PLL Security ID: 696429307 Meeting Date: DEC 15, 2010 Meeting Type: Annual Record Date: OCT 26, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Amy E. Alving For For Management 1.2 Elect Director Daniel J. Carroll For For Management 1.3 Elect Director Robert B. Coutts For For Management 1.4 Elect Director Cheryl W. Grise For For Management 1.5 Elect Director Ronald L. Hoffman For For Management 1.6 Elect Director Eric Krasnoff For For Management 1.7 Elect Director Dennis N. Longstreet For For Management 1.8 Elect Director Edwin W. Martin, Jr. For For Management 1.9 Elect Director Katharine L. Plourde For For Management 1.10 Elect Director Edward L. Snyder For For Management 1.11 Elect Director Edward Travaglianti For For Management 2 Ratify Auditors For For Management 3 Amend Bylaws to to Facilitate Use of For For Management "Notice and Access" Option to Deliver Proxy Materials via the Internet 4 Amend Qualified Employee Stock Purchase For For Management Plan 5 Amend Management Stock Purchase Plan For Against Management -------------------------------------------------------------------------------- PARKER-HANNIFIN CORPORATION Ticker: PH Security ID: 701094104 Meeting Date: OCT 27, 2010 Meeting Type: Annual Record Date: AUG 31, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert G. Bohn For For Management 1.2 Elect Director Linda S. Harty For For Management 1.3 Elect Director William E. Kassling For For Management 1.4 Elect Director Robert J. Kohlhepp For For Management 1.5 Elect Director Klaus-Peter Muller For For Management 1.6 Elect Director Candy M. Obourn For For Management 1.7 Elect Director Joseph M. Scaminace For For Management 1.8 Elect Director Wolfgang R. Schmitt For For Management 1.9 Elect Director Ake Svensson For For Management 1.10 Elect Director Markos I. Tambakeras For For Management 1.11 Elect Director James L. Wainscott For For Management 1.12 Elect Director Donald E. Washkewicz For For Management 2 Ratify Auditors For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Require Independent Board Chairman Against Against Shareholder -------------------------------------------------------------------------------- PATTERSON COMPANIES, INC. Ticker: PDCO Security ID: 703395103 Meeting Date: SEP 13, 2010 Meeting Type: Annual Record Date: JUL 16, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John D. Buck For For Management 1.2 Elect Director Peter L. Frechette For For Management 1.3 Elect Director Charles Reich For For Management 1.4 Elect Director Brian S. Tyler For For Management 1.5 Elect Director Scott P. Anderson For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- PAYCHEX, INC. Ticker: PAYX Security ID: 704326107 Meeting Date: OCT 13, 2010 Meeting Type: Annual Record Date: AUG 16, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director B. Thomas Golisano For For Management 2 Elect Director David J. S. Flaschen For For Management 3 Elect Director Grant M. Inman For For Management 4 Elect Director Pamela A. Joseph For For Management 5 Elect Director Joseph M. Tucci For For Management 6 Elect Director Joseph M. Velli For For Management 7 Amend Omnibus Stock Plan For For Management 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- PEABODY ENERGY CORPORATION Ticker: BTU Security ID: 704549104 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Gregory H. Boyce For For Management 1.2 Elect Director William A. Coley For For Management 1.3 Elect Director William E. James For For Management 1.4 Elect Director Robert B. Karn III For For Management 1.5 Elect Director M. Frances Keeth For For Management 1.6 Elect Director Henry E. Lentz For For Management 1.7 Elect Director Robert A. Malone For For Management 1.8 Elect Director William C. Rusnack For For Management 1.9 Elect Director John F. Turner For For Management 1.10 Elect Director Sandra A. Van Trease For For Management 1.11 Elect Director Alan H. Washkowitz For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Two Years One Year Management 5 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- PEOPLE'S UNITED FINANCIAL, INC. Ticker: PBCT Security ID: 712704105 Meeting Date: APR 21, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John P. Barnes For For Management 1.2 Elect Director Collin P. Baron For For Management 1.3 Elect Director Richard M. Hoyt For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- PEPCO HOLDINGS, INC. Ticker: POM Security ID: 713291102 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jack B. Dunn, IV For For Management 1.2 Elect Director Terence C. Golden For For Management 1.3 Elect Director Patrick T. Harker For For Management 1.4 Elect Director Frank O. Heintz For For Management 1.5 Elect Director Barbara J. Krumsiek For For Management 1.6 Elect Director George F. MacCormack For For Management 1.7 Elect Director Lawrence C. Nussdorf For For Management 1.8 Elect Director Patricia A. Oelrich For For Management 1.9 Elect Director Joseph M. Rigby For For Management 1.10 Elect Director Frank K. Ross For For Management 1.11 Elect Director Pauline A. Schneider For For Management 1.12 Elect Director Lester P. Silverman For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- PEPSICO, INC. Ticker: PEP Security ID: 713448108 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director S.L. Brown For For Management 2 Elect Director I.M. Cook For For Management 3 Elect Director D. Dublon For For Management 4 Elect Director V.J. Dzau For For Management 5 Elect Director R.L. Hunt For For Management 6 Elect Director A. Ibarguen For For Management 7 Elect Director A.C. Martinez For For Management 8 Elect Director I.K. Nooyi For For Management 9 Elect Director S.P. Rockefeller For For Management 10 Elect Director J.J. Schiro For For Management 11 Elect Director L.G. Trotter For For Management 12 Elect Director D. Vasella For For Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency Three One Year Management Years 15 Ratify Auditors For For Management 16 Adopt Majority Voting for Uncontested For For Management Election of Directors 17 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 18 Report on Political Contributions Against Against Shareholder -------------------------------------------------------------------------------- PERKINELMER, INC. Ticker: PKI Security ID: 714046109 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert F. Friel For For Management 2 Elect Director Nicholas A. Lopardo For For Management 3 Elect Director Alexis P. Michas For For Management 4 Elect Director James C. Mullen For For Management 5 Elect Director Dr. Vicki L. Sato For For Management 6 Elect Director Gabriel Schmergel For For Management 7 Elect Director Kenton J. Sicchitano For For Management 8 Elect Director Patrick J. Sullivan For For Management 9 Elect Director G. Robert Tod For For Management 10 Ratify Auditors For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- PFIZER INC. Ticker: PFE Security ID: 717081103 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Dennis A. Ausiello For For Management 2 Elect Director Michael S. Brown For For Management 3 Elect Director M. Anthony Burns For For Management 4 Elect Director W. Don Cornwell For For Management 5 Elect Director Frances D. Fergusson For For Management 6 Elect Director William H. Gray III For For Management 7 Elect Director Constance J. Horner For For Management 8 Elect Director James M. Kilts For For Management 9 Elect Director George A. Lorch For For Management 10 Elect Director John P. Mascotte For For Management 11 Elect Director Suzanne Nora Johnson For For Management 12 Elect Director Ian C. Read For For Management 13 Elect Director Stephen W. Sanger For For Management 14 Ratify Auditors For For Management 15 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency Two Years One Year Management 17 Publish Political Contributions Against Against Shareholder 18 Report on Public Policy Advocacy Against Against Shareholder Process 19 Adopt Policy to Restrain Pharmaceutical Against Against Shareholder Price Increases 20 Provide Right to Act by Written Consent Against For Shareholder 21 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 22 Report on Animal Testing and Plans for Against Against Shareholder Reduction -------------------------------------------------------------------------------- PG&E CORPORATION Ticker: PCG Security ID: 69331C108 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David R. Andrews For For Management 2 Elect Director Lewis Chew For For Management 3 Elect Director C. Lee Cox For For Management 4 Elect Director Peter A. Darbee For For Management 5 Elect Director Maryellen C. Herringer For For Management 6 Elect Director Roger H. Kimmel For For Management 7 Elect Director Richard A. Meserve For For Management 8 Elect Director Forrest E. Miller For For Management 9 Elect Director Rosendo G. Parra For For Management 10 Elect Director Barbara L. Rambo For For Management 11 Elect Director Barry Lawson Williams For For Management 12 Ratify Auditors For For Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency One Year One Year Management 15 Require Independent Board Chairman Against Against Shareholder 16 Formulate EEO Policy That Does Not Against Against Shareholder Include Sexual Orientation -------------------------------------------------------------------------------- PHILIP MORRIS INTERNATIONAL INC. Ticker: PM Security ID: 718172109 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Harold Brown For For Management 2 Elect Director Mathis Cabiallavetta For For Management 3 Elect Director Louis C. Camilleri For For Management 4 Elect Director J. Dudley Fishburn For For Management 5 Elect Director Jennifer Li For For Management 6 Elect Director Graham Mackay For For Management 7 Elect Director Sergio Marchionne For Against Management 8 Elect Director Lucio A. Noto For For Management 9 Elect Director Carlos Slim Helu For For Management 10 Elect Director Stephen M. Wolf For For Management 11 Ratify Auditors For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management 14 Report on Effect of Marketing Practices Against Against Shareholder on the Poor 15 Require Independent Board Chairman Against Against Shareholder -------------------------------------------------------------------------------- PINNACLE WEST CAPITAL CORPORATION Ticker: PNW Security ID: 723484101 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edward N. Basha, Jr. For For Management 1.2 Elect Director Donald E. Brandt For For Management 1.3 Elect Director Susan Clark-Johnson For For Management 1.4 Elect Director Denis A. Cortese For For Management 1.5 Elect Director Michael L. Gallagher For For Management 1.6 Elect Director Pamela Grant For For Management 1.7 Elect Director R.A. Herberger, Jr For For Management 1.8 Elect Director Dale E. Klein For For Management 1.9 Elect Director Humberto S. Lopez For For Management 1.10 Elect Director Kathryn L. Munro For For Management 1.11 Elect Director Bruce J. Nordstrom For For Management 1.12 Elect Director W. Douglas Parker For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- PIONEER NATURAL RESOURCES COMPANY Ticker: PXD Security ID: 723787107 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edison C. Buchanan For Withhold Management 1.2 Elect Director R. Hartwell Gardner For Withhold Management 1.3 Elect Director Jim A. Watson For Withhold Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Require a Majority Vote for the Against For Shareholder Election of Directors 6 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- PITNEY BOWES INC. Ticker: PBI Security ID: 724479100 Meeting Date: MAY 09, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Rodney C. Adkins For For Management 2 Elect Director Murray D. Martin For For Management 3 Elect Director Michael I. Roth For For Management 4 Elect Director Robert E. Weissman For For Management 5 Ratify Auditors For For Management 6 Reduce Supermajority Vote Requirement For For Management for Removing Directors 7 Reduce Supermajority Vote Requirement For For Management for Certain Business Combinations 8 Reduce Supermajority Vote Requirement For For Management for Amendments to the Certificate 9 Reduce Supermajority Vote Requirement For For Management for Amendments to the By-laws 10 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 11 Advisory Vote on Say on Pay Frequency One Year One Year Management 12 Amend Executive Incentive Bonus Plan For For Management 13 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- PLUM CREEK TIMBER COMPANY, INC. Ticker: PCL Security ID: 729251108 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Rick R. Holley For For Management 2 Elect Director Robin Josephs For For Management 3 Elect Director John G. McDonald For For Management 4 Elect Director Robert B. McLeod For For Management 5 Elect Director John F. Morgan Sr. For For Management 6 Elect Director Marc F. Racicot For For Management 7 Elect Director John H. Scully For For Management 8 Elect Director Stephen C. Tobias For For Management 9 Elect Director Martin A. White For For Management 10 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 11 Advisory Vote on Say on Pay Frequency One Year One Year Management 12 Ratify Auditors For For Management -------------------------------------------------------------------------------- POLO RALPH LAUREN CORPORATION Ticker: RL Security ID: 731572103 Meeting Date: AUG 05, 2010 Meeting Type: Annual Record Date: JUN 21, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frank A. Bennack, Jr For For Management 1.2 Elect Director Joel L. Fleishman For For Management 1.3 Elect Director Steven P. Murphy For For Management 2 Approve Omnibus Stock Plan For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- PPG INDUSTRIES, INC. Ticker: PPG Security ID: 693506107 Meeting Date: APR 21, 2011 Meeting Type: Annual Record Date: FEB 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen F. Angel For For Management 1.2 Elect Director Hugh Grant For For Management 1.3 Elect Director Michele J. Hooper For For Management 1.4 Elect Director Robert Mehrabian For For Management 2 Amend Omnibus Stock Plan For For Management 3 Amend Omnibus Stock Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Ratify Auditors For For Management 7 Report on Community Environmental Against Against Shareholder Impact Disclosure Process -------------------------------------------------------------------------------- PPL CORPORATION Ticker: PPL Security ID: 69351T106 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frederick M. Bernthal For For Management 1.2 Elect Director John W. Conway For Withhold Management 1.3 Elect Director Steven G. Elliott For For Management 1.4 Elect Director Louise K. Goeser For For Management 1.5 Elect Director Stuart E. Graham For For Management 1.6 Elect Director Stuart Heydt For For Management 1.7 Elect Director James H. Miller For For Management 1.8 Elect Director Craig A. Rogerson For For Management 1.9 Elect Director Natica von Althann For For Management 1.10 Elect Director Keith W. Williamson For For Management 2 Approve Executive Incentive Bonus Plan For For Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Require a Majority Vote for the Against For Shareholder Election of Directors 7 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings -------------------------------------------------------------------------------- PRAXAIR, INC. Ticker: PX Security ID: 74005P104 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen F. Angel For For Management 1.2 Elect Director Oscar Bernardes For For Management 1.3 Elect Director Nance K. Dicciani For For Management 1.4 Elect Director Edward G. Galante For For Management 1.5 Elect Director Claire W. Gargalli For For Management 1.6 Elect Director Ira D. Hall For For Management 1.7 Elect Director Raymond W. LeBoeuf For For Management 1.8 Elect Director Larry D. McVay For For Management 1.9 Elect Director Wayne T. Smith For For Management 1.10 Elect Director Robert L. Wood For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Amend Executive Incentive Bonus Plan For For Management 5 Amend Omnibus Stock Plan For For Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- PRECISION CASTPARTS CORP. Ticker: PCP Security ID: 740189105 Meeting Date: AUG 10, 2010 Meeting Type: Annual Record Date: JUN 14, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Daniel J. Murphy For For Management 1.2 Elect Director Steven G. Rothmeier For For Management 1.3 Elect Director Richard L. Wambold For For Management 1.4 Elect Director Timothy A. Wicks For For Management 2 Ratify Auditors For For Management 3 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- PRICELINE.COM INCORPORATED Ticker: PCLN Security ID: 741503403 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jeffery H. Boyd For For Management 1.2 Elect Director Ralph M. Bahna For For Management 1.3 Elect Director Howard W. Barker, Jr. For For Management 1.4 Elect Director Jan L. Docter For For Management 1.5 Elect Director Jeffrey E. Epstein For For Management 1.6 Elect Director James M. Guyette For For Management 1.7 Elect Director Nancy B. Peretsman For For Management 1.8 Elect Director Craig W. Rydin For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Provide Right to Act by Written Consent Against For Shareholder -------------------------------------------------------------------------------- PRINCIPAL FINANCIAL GROUP, INC. Ticker: PFG Security ID: 74251V102 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Betsy J. Bernard For For Management 2 Elect Director Jocelyn Carter-Miller For For Management 3 Elect Director Gary E. Costley For Against Management 4 Elect Director Dennis H. Ferro For For Management 5 Declassify the Board of Directors For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency Three One Year Management Years 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- PROGRESS ENERGY, INC. Ticker: PGN Security ID: 743263105 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John D. Baker, II For For Management 2 Elect Director James E. Bostic, Jr. For For Management 3 Elect Director Harris E. DeLoach, Jr. For For Management 4 Elect Director James B. Hyler, Jr. For For Management 5 Elect Director William D. Johnson For For Management 6 Elect Director Robert W. Jones For For Management 7 Elect Director W. Steven Jones For For Management 8 Elect Director Melquiades R. Martinez For For Management 9 Elect Director E. Marie McKee For For Management 10 Elect Director John H. Mullin, III For For Management 11 Elect Director Charles W. Pryor, Jr. For For Management 12 Elect Director Carlos A. Saladrigas For For Management 13 Elect Director Theresa M. Stone For For Management 14 Elect Director Alfred C. Tollison, Jr. For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency One Year One Year Management 17 Ratify Auditors For For Management -------------------------------------------------------------------------------- PROLOGIS Ticker: PLD Security ID: 743410102 Meeting Date: JUN 01, 2011 Meeting Type: Special Record Date: APR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- PRUDENTIAL FINANCIAL, INC. Ticker: PRU Security ID: 744320102 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Thomas J. Baltimore, Jr. For For Management 2 Elect Director Gordon M. Bethune For For Management 3 Elect Director Gaston Caperton For For Management 4 Elect Director Gilbert F. Casellas For For Management 5 Elect Director James G. Cullen For For Management 6 Elect Director William H. Gray, III For For Management 7 Elect Director Mark B. Grier For For Management 8 Elect Director Constance J. Horner For For Management 9 Elect Director Martina Hund-Mejean For For Management 10 Elect Director Karl J. Krapek For For Management 11 Elect Director Christine A. Poon For For Management 12 Elect Director John R. Strangfield For For Management 13 Elect Director James A. Unruh For For Management 14 Ratify Auditors For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency One Year One Year Management 17 Reduce Supermajority Vote Requirement For For Shareholder 18 Report on Lobbying Contributions and Against Against Shareholder Expenses -------------------------------------------------------------------------------- PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED Ticker: PEG Security ID: 744573106 Meeting Date: APR 19, 2011 Meeting Type: Annual Record Date: FEB 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Albert R. Gamper, Jr. For For Management 2 Elect Director Conrad K. Harper For For Management 3 Elect Director William V. Hickey For For Management 4 Elect Director Ralph Izzo For For Management 5 Elect Director Shirley Ann Jackson For For Management 6 Elect Director David Lilley For For Management 7 Elect Director Thomas A. Renyi For For Management 8 Elect Director Hak Cheol Shin For For Management 9 Elect Director Richard J. Swift For For Management 10 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 11 Advisory Vote on Say on Pay Frequency One Year One Year Management 12 Ratify Auditors For For Management -------------------------------------------------------------------------------- PUBLIC STORAGE Ticker: PSA Security ID: 74460D109 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Trustee B. Wayne Hughes For For Management 1.2 Elect Trustee Ronald L. Havner, Jr. For For Management 1.3 Elect Trustee Tamara Hughes Gustavson For For Management 1.4 Elect Trustee Uri P. Harkham For For Management 1.5 Elect Trustee B. Wayne Hughes, Jr. For For Management 1.6 Elect Trustee Avedick B. Poladian For For Management 1.7 Elect Trustee Gary E. Pruitt For For Management 1.8 Elect Trustee Ronald P. Spogli For For Management 1.9 Elect Trustee Daniel C. Staton For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- PULTEGROUP, INC. Ticker: PHM Security ID: 745867101 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Brian P. Anderson For For Management 1.2 Elect Director Cheryl W. Grise For For Management 1.3 Elect Director Patrick J. O'Leary For For Management 1.4 Elect Director Thomas M. Schoewe For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Require Independent Board Chairman Against For Shareholder 6 Performance-Based Equity Awards Against For Shareholder 7 Provide for Cumulative Voting Against For Shareholder -------------------------------------------------------------------------------- QEP RESOURCES, INC. Ticker: QEP Security ID: 74733V100 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Keith O. Rattie For For Management 1.2 Elect Director David A. Trice For For Management 2 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency None One Year Management 4 Ratify Auditors For For Management 5 Other Business For Against Management -------------------------------------------------------------------------------- QLOGIC CORPORATION Ticker: QLGC Security ID: 747277101 Meeting Date: AUG 26, 2010 Meeting Type: Annual Record Date: JUL 01, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director H.K. Desai For For Management 2 Elect Director Joel S. Birnbaum For For Management 3 Elect Director James R. Fiebiger For For Management 4 Elect Director Balakrishnan S. Iyer For For Management 5 Elect Director Kathryn B. Lewis For For Management 6 Elect Director George D. Wells For For Management 7 Ratify Auditors For For Management -------------------------------------------------------------------------------- QUALCOMM INCORPORATED Ticker: QCOM Security ID: 747525103 Meeting Date: MAR 08, 2011 Meeting Type: Annual Record Date: JAN 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Barbara T. Alexander For For Management 1.2 Elect Director Stephen M. Bennett For For Management 1.3 Elect Director Donald G. Cruickshank For For Management 1.4 Elect Director Raymond V. Dittamore For For Management 1.5 Elect Director Thomas W. Horton For For Management 1.6 Elect Director Irwin Mark Jacobs For For Management 1.7 Elect Director Paul E. Jacobs For For Management 1.8 Elect Director Robert E. Kahn For For Management 1.9 Elect Director Sherry Lansing For For Management 1.10 Elect Director Duane A. Nelles For For Management 1.11 Elect Director Francisco Ros For For Management 1.12 Elect Director Brent Scowcroft For For Management 1.13 Elect Director Marc I. Stern For For Management 2 Amend Omnibus Stock Plan For For Management 3 Amend Qualified Employee Stock Purchase For For Management Plan 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years 7 Require a Majority Vote for the Against For Shareholder Election of Directors -------------------------------------------------------------------------------- QUANTA SERVICES, INC. Ticker: PWR Security ID: 74762E102 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director James R. Ball For For Management 2 Elect Director John R. Colson For For Management 3 Elect Director J. Michal Conaway For For Management 4 Elect Director Ralph R. DiSibio For For Management 5 Elect Director Bernard Fried For For Management 6 Elect Director Louis C. Golm For For Management 7 Elect Director Worthing F. Jackman For For Management 8 Elect Director James F. O'Neil III For For Management 9 Elect Director Bruce Ranck For For Management 10 Elect Director Pat Wood, III For For Management 11 Increase Authorized Common Stock For For Management 12 Approve Conversion of Securities For For Management 13 Eliminate Provision Stating Directors For For Management May Only Be Removed for Cause 14 Amend Director/Officer Liability and For For Management Indemnification 15 Amend Quorum Requirements For Against Management 16 Approve Preferred Stock Amendment For Against Management 17 Approve Omnibus Stock Plan For For Management 18 Ratify Auditors For For Management 19 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 20 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- QUEST DIAGNOSTICS INCORPORATED Ticker: DGX Security ID: 74834L100 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director William F. Buehler For For Management 2 Elect Director Daniel C. Stanzione For For Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- QWEST COMMUNICATIONS INTERNATIONAL INC. Ticker: Q Security ID: 749121109 Meeting Date: AUG 24, 2010 Meeting Type: Special Record Date: JUL 13, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- R. R. DONNELLEY & SONS COMPANY Ticker: RRD Security ID: 257867101 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Thomas J. Quinlan, III For For Management 2 Elect Director Stephen M. Wolf For For Management 3 Elect Director Lee A. Chaden For For Management 4 Elect Director Judith H. Hamilton For For Management 5 Elect Director Susan M. Ivey For For Management 6 Elect Director Thomas S. Johnson For For Management 7 Elect Director John C. Pope For For Management 8 Elect Director Michael T. Riordan For For Management 9 Elect Director Oliver R. Sockwell For For Management 10 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 11 Advisory Vote on Say on Pay Frequency One Year One Year Management 12 Ratify Auditors For For Management 13 Report on Sustainable Paper Purchasing Against For Shareholder 14 Report on Political Contributions Against For Shareholder 15 Provide Right to Act by Written Consent Against For Shareholder 16 Other Business For Against Management -------------------------------------------------------------------------------- RADIOSHACK CORPORATION Ticker: RSH Security ID: 750438103 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Frank J. Belatti For For Management 2 Elect Director Daniel R. Feehan For For Management 3 Elect Director James F. Gooch For For Management 4 Elect Director H. Eugene Lockhart For For Management 5 Elect Director Jack L. Messman For For Management 6 Elect Director Thomas G. Plaskett For For Management 7 Elect Director Edwina D. Woodbury For For Management 8 Ratify Auditors For For Management 9 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 10 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- RANGE RESOURCES CORPORATION Ticker: RRC Security ID: 75281A109 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Charles L. Blackburn For For Management 2 Elect Director Anthony V. Dub For For Management 3 Elect Director V. Richard Eales For For Management 4 Elect Director Allen Finkelson For For Management 5 Elect Director James M. Funk For For Management 6 Elect Director Jonathan S. Linker For For Management 7 Elect Director Kevin S. McCarthy For For Management 8 Elect Director John H. Pinkerton For For Management 9 Elect Director Jeffrey L. Ventura For For Management 10 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 11 Advisory Vote on Say on Pay Frequency Three One Year Management Years 12 Amend Omnibus Stock Plan For For Management 13 Ratify Auditors For For Management -------------------------------------------------------------------------------- RAYTHEON COMPANY Ticker: RTN Security ID: 755111507 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Vernon E. Clark For For Management 2 Elect Director John M. Deutch For For Management 3 Elect Director Stephen J. Hadley For For Management 4 Elect Director Frederic M. Poses For For Management 5 Elect Director Michael C. Ruettgers For For Management 6 Elect Director Ronald L. Skates For For Management 7 Elect Director William R. Spivey For For Management 8 Elect Director Linda G. Stuntz For Against Management 9 Elect Director William H. Swanson For For Management 10 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 11 Advisory Vote on Say on Pay Frequency One Year One Year Management 12 Ratify Auditors For For Management 13 Provide Right to Act by Written Consent Against For Shareholder 14 Stock Retention/Holding Period Against For Shareholder 15 Report on Lobbying Contributions and Against For Shareholder Expenses 16 Submit SERP to Shareholder Vote Against For Shareholder -------------------------------------------------------------------------------- RED HAT, INC. Ticker: RHT Security ID: 756577102 Meeting Date: AUG 12, 2010 Meeting Type: Annual Record Date: JUN 16, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Jeffrey J. Clarke For For Management 2 Elect Director H. Hugh Shelton For For Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- REGIONS FINANCIAL CORPORATION Ticker: RF Security ID: 7591EP100 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Samuel W. Bartholomew, For For Management Jr. 2 Elect Director George W. Bryan For For Management 3 Elect Director Carolyn H. Byrd For For Management 4 Elect Director David J. Cooper, Sr. For For Management 5 Elect Director Earnest W. Deavenport, For For Management Jr. 6 Elect Director Don DeFosset For For Management 7 Elect Director Eric C. Fast For For Management 8 Elect Director O.B. Grayson Hall, Jr. For For Management 9 Elect Director Charles D. McCrary For For Management 10 Elect Director James R. Malone For For Management 11 Elect Director Susan W. Matlock For For Management 12 Elect Director John E. Maupin, Jr. For For Management 13 Elect Director John R. Roberts For For Management 14 Elect Director Lee J. Styslinger III For For Management 15 Advisory Vote on Executive Compensation For For Management 16 Ratify Auditors For For Management 17 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- REPUBLIC SERVICES, INC. Ticker: RSG Security ID: 760759100 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director James W. Crownover For For Management 2 Elect Director John W. Croghan For For Management 3 Elect Director William J. Flynn For For Management 4 Elect Director Michael Larson For For Management 5 Elect Director Nolan Lehmann For For Management 6 Elect Director W. Lee Nutter For For Management 7 Elect Director Ramon A. Rodriguez For For Management 8 Elect Director Donald W. Slager For For Management 9 Elect Director Allan C. Sorensen For For Management 10 Elect Director John M. Trani For For Management 11 Elect Director Michael W. Wickham For For Management 12 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency Three One Year Management Years 14 Amend Omnibus Stock Plan For For Management 15 Ratify Auditors For For Management 16 Adopt a Policy in which the Company Against For Shareholder will not Make or Promise to Make Any Death Benefit Payments to Senior Executives -------------------------------------------------------------------------------- REYNOLDS AMERICAN INC. Ticker: RAI Security ID: 761713106 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Luc Jobin For For Management 1.2 Elect Director Nana Mensah For For Management 1.3 Elect Director John J. Zillmer For For Management 1.4 Elect Director John P. Daly For For Management 1.5 Elect Director Daniel M. Delen For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Increase Authorized Common Stock For For Management 5 Ratify Auditors For For Management 6 Declassify the Board of Directors Against For Shareholder 7 Cease Production of Flavored Tobacco Against Against Shareholder Products 8 Adopt Human Rights Protocols for Against For Shareholder Company and Suppliers -------------------------------------------------------------------------------- ROBERT HALF INTERNATIONAL INC. Ticker: RHI Security ID: 770323103 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Andrew S. Berwick, Jr. For For Management 1.2 Elect Director Edward W. Gibbons For For Management 1.3 Elect Director Harold M. Messmer, Jr. For For Management 1.4 Elect Director Barbara J. Novogradac For For Management 1.5 Elect Director Robert J. Pace For For Management 1.6 Elect Director Frederick A. Richman For For Management 1.7 Elect Director M. Keith Waddell For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- ROCKWELL AUTOMATION, INC. Ticker: ROK Security ID: 773903109 Meeting Date: FEB 01, 2011 Meeting Type: Annual Record Date: DEC 06, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Donald R. Parfet For For Management 1.2 Elect Director Steven R. Kalmanson For For Management 1.3 Elect Director James P. Keane For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- ROCKWELL COLLINS, INC. Ticker: COL Security ID: 774341101 Meeting Date: FEB 04, 2011 Meeting Type: Annual Record Date: DEC 06, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director C.A. Davis For For Management 1.2 Elect Director R.E. Eberhart For For Management 1.3 Elect Director D. Lilley For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- ROPER INDUSTRIES, INC. Ticker: ROP Security ID: 776696106 Meeting Date: JUN 01, 2011 Meeting Type: Annual Record Date: APR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard F. Wallman For For Management 1.2 Elect Director Christopher Wright For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- ROSS STORES, INC. Ticker: ROST Security ID: 778296103 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director George P. Orban For For Management 1.2 Elect Director Donald H. Seiler For For Management 2 Approve Executive Incentive Bonus Plan For For Management 3 Declassify the Board of Directors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- ROWAN COMPANIES, INC. Ticker: RDC Security ID: 779382100 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director R. G. Croyle For For Management 2 Elect Director Lord Moynihan For For Management 3 Elect Director W. Matt Ralls For For Management 4 Elect Director John J. Quicke For For Management 5 Ratify Auditors For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- RYDER SYSTEM, INC. Ticker: R Security ID: 783549108 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director James S. Beard For For Management 2 Elect Director L. Patrick Hassey For For Management 3 Elect Director Lynn M. Martin For For Management 4 Elect Director Hansel E. Tookes, II For For Management 5 Ratify Auditors For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- SAFEWAY INC. Ticker: SWY Security ID: 786514208 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Steven A. Burd For For Management 2 Elect Director Janet E. Grove For For Management 3 Elect Director Mohan Gyani For For Management 4 Elect Director Paul Hazen For For Management 5 Elect Director Frank C. Herringer For For Management 6 Elect Director Kenneth W. Oder For For Management 7 Elect Director T. Gary Rogers For For Management 8 Elect Director Arun Sarin For For Management 9 Elect Director Michael S. Shannon For For Management 10 Elect Director William Y. Tauscher For For Management 11 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Approve Omnibus Stock Plan For For Management 14 Amend Executive Incentive Bonus Plan For For Management 15 Ratify Auditors For For Management 16 Provide for Cumulative Voting Against For Shareholder -------------------------------------------------------------------------------- SAIC, INC. Ticker: SAI Security ID: 78390X101 Meeting Date: JUN 17, 2011 Meeting Type: Annual Record Date: APR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director France A. Cordova For For Management 2 Elect Director Jere A. Drummond For For Management 3 Elect Director Thomas F. First, III For For Management 4 Elect Director John J. Hamre For For Management 5 Elect Director Walter P. Havenstein For For Management 6 Elect Director Miriam E. John For For Management 7 Elect Director Anita K. Jones For For Management 8 Elect Director John P. Jumper For For Management 9 Elect Director Harry M.J. Kraemer, Jr. For For Management 10 Elect Director Lawrence C. Nussdorf For For Management 11 Elect Director Edward J. Sanderson, Jr. For For Management 12 Elect Director Louis A. Simpson For For Management 13 Elect Director A. Thomas Young For For Management 14 Provide Right to Call Special Meeting For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency One Year One Year Management 17 Ratify Auditors For For Management -------------------------------------------------------------------------------- SALESFORCE.COM, INC. Ticker: CRM Security ID: 79466L302 Meeting Date: JUN 09, 2011 Meeting Type: Annual Record Date: APR 19, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Marc Benioff For For Management 2 Elect Director Craig Conway For For Management 3 Elect Director Alan Hassenfeld For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- SANDISK CORPORATION Ticker: SNDK Security ID: 80004C101 Meeting Date: JUN 07, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael Marks For For Management 1.2 Elect Director Kevin DeNuccio For For Management 1.3 Elect Director Irwin Federman For For Management 1.4 Elect Director Steven J. Gomo For For Management 1.5 Elect Director Eddy W. Hartenstein For For Management 1.6 Elect Director Chenming Hu For For Management 1.7 Elect Director Catherine P. Lego For For Management 1.8 Elect Director Sanjay Mehrotra For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Amend Qualified Employee Stock Purchase For For Management Plan 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- SARA LEE CORPORATION Ticker: SLE Security ID: 803111103 Meeting Date: OCT 28, 2010 Meeting Type: Annual Record Date: SEP 07, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Christopher B. Begley For For Management 2 Elect Director Crandall C. Bowles For For Management 3 Elect Director Virgis W. Colbert For For Management 4 Elect Director James S. Crown For For Management 5 Elect Director Laurette T. Koellner For For Management 6 Elect Director Cornelis J.A. Van Lede For For Management 7 Elect Director Dr. John Mcadam For For Management 8 Elect Director Sir Ian Prosser For For Management 9 Elect Director Norman R. Sorensen For For Management 10 Elect Director Jeffrey W. Ubben For For Management 11 Elect Director Jonathan P. Ward For For Management 12 Ratify Auditors For For Management -------------------------------------------------------------------------------- SCANA CORPORATION Ticker: SCG Security ID: 80589M102 Meeting Date: APR 21, 2011 Meeting Type: Annual Record Date: MAR 03, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Bill L. Amick For For Management 1.2 Elect Director Sharon A. Decker For For Management 1.3 Elect Director D. Maybank Hagood For For Management 1.4 Elect Director William B. Timmerman For For Management 1.5 Elect Director Kevin B. Marsh For For Management 2 Amend Outside Director Stock Awards in For For Management Lieu of Cash 3 Increase Authorized Common Stock For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- SCHLUMBERGER LIMITED Ticker: SLB Security ID: 806857108 Meeting Date: APR 06, 2011 Meeting Type: Annual Record Date: FEB 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Philippe Camus For For Management 1.2 Elect Director Peter L.S. Currie For For Management 1.3 Elect Director Andrew Gould For For Management 1.4 Elect Director Tony Isaac For For Management 1.5 Elect Director K. Vaman Kamath For For Management 1.6 Elect Director Nikolay Kudryavtsev For For Management 1.7 Elect Director Adrian Lajous For For Management 1.8 Elect Director Michael E. Marks For For Management 1.9 Elect Director Elizabeth Moler For For Management 1.10 Elect Director Leo Rafael Reif For For Management 1.11 Elect Director Tore I. Sandvold For For Management 1.12 Elect Director Henri Seydoux For For Management 1.13 Elect Director Paal Kibsgaard For For Management 1.14 Elect Director Lubna S. Olayan For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Two Years One Year Management 4 Increase Authorized Common Stock For For Management 5 Adopt Plurality Voting for Contested For For Management Election of Directors 6 Adopt and Approve Financials and For For Management Dividends 7 Ratify PricewaterhouseCoopers LLP as For For Management Auditors -------------------------------------------------------------------------------- SCRIPPS NETWORKS INTERACTIVE, INC. Ticker: SNI Security ID: 811065101 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David A. Galloway For For Management 1.2 Elect Director Dale Pond For For Management 1.3 Elect Director Ronald W. Tysoe For For Management -------------------------------------------------------------------------------- SEALED AIR CORPORATION Ticker: SEE Security ID: 81211K100 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Hank Brown For For Management 2 Elect Director Michael Chu For For Management 3 Elect Director Lawrence R. Codey For For Management 4 Elect Director Patrick Duff For For Management 5 Elect Director T. J. Dermot Dunphy For For Management 6 Elect Director William V. Hickey For For Management 7 Elect Director Jacqueline B. Kosecoff For For Management 8 Elect Director Kenneth P. Manning For For Management 9 Elect Director William J. Marino For For Management 10 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 11 Advisory Vote on Say on Pay Frequency One Year One Year Management 12 Amend Omnibus Stock Plan For For Management 13 Amend Outside Director Stock Awards in For For Management Lieu of Cash 14 Ratify Auditors For For Management -------------------------------------------------------------------------------- SEARS HOLDINGS CORPORATION Ticker: SHLD Security ID: 812350106 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Louis J. D'Ambrosio For For Management 1.2 Elect Director William C. Kunkler, III For For Management 1.3 Elect Director Edward S. Lampert For For Management 1.4 Elect Director Steven T. Mnuchin For For Management 1.5 Elect Director Ann N. Reese For For Management 1.6 Elect Director Emily Scott For For Management 1.7 Elect Director Thomas J. Tisch For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management 5 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- SEMPRA ENERGY Ticker: SRE Security ID: 816851109 Meeting Date: MAY 13, 2011 Meeting Type: Annual Record Date: MAR 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Alan L. Boeckmann For For Management 2 Elect Director James G. Brocksmith Jr. For For Management 3 Elect Director Donald E. Felsinger For For Management 4 Elect Director Wilford D. Godbold Jr. For For Management 5 Elect Director William D. Jones For For Management 6 Elect Director William G. Ouchi For For Management 7 Elect Director Carlos Ruiz For For Management 8 Elect Director William C. Rusnack For For Management 9 Elect Director William P. Rutledge For For Management 10 Elect Director Lynn Schenk For For Management 11 Elect Director Neal E. Schmale For For Management 12 Elect Director Luis M. Tellez For For Management 13 Ratify Auditors For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency One Year One Year Management 16 Provide Right to Act by Written Consent Against Against Shareholder 17 Submit SERP to Shareholder Vote Against For Shareholder 18 Include Sustainability as a Performance Against Against Shareholder Measure for Senior Executive Compensation -------------------------------------------------------------------------------- SIGMA-ALDRICH CORPORATION Ticker: SIAL Security ID: 826552101 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Rebecca M. Bergman For For Management 2 Elect Director George M. Church For For Management 3 Elect Director David R. Harvey For For Management 4 Elect Director W. Lee McCollum For For Management 5 Elect Director Avi M. Nash For For Management 6 Elect Director Steven M. Paul For For Management 7 Elect Director J. Pedro Reinhard For For Management 8 Elect Director Rakesh Sachdev For For Management 9 Elect Director D. Dean Spatz For For Management 10 Elect Director Barrett A. Toan For For Management 11 Amend Omnibus Stock Plan For For Management 12 Ratify Auditors For For Management 13 Reduce Supermajority Vote Requirement For For Management 14 Reduce Supermajority Vote Requirement For For Management Relating to Business Combinations 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- SIMON PROPERTY GROUP, INC. Ticker: SPG Security ID: 828806109 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Melvyn E. Bergstein For For Management 2 Elect Director Linda Walker Bynoe For For Management 3 Elect Director Larry C. Glasscock For For Management 4 Elect Director Karen N. Horn For For Management 5 Elect Director Allan Hubbard For For Management 6 Elect Director Reuben S. Leibowitz For For Management 7 Elect Director Daniel C. Smith For For Management 8 Elect Director J. Albert Smith, Jr. For For Management 9 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 10 Advisory Vote on Say on Pay Frequency One Year One Year Management 11 Ratify Auditors For For Management -------------------------------------------------------------------------------- SLM CORPORATION Ticker: SLM Security ID: 78442P106 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Ann Torre Bates For For Management 2 Elect Director W.m. Diefenderfer III For For Management 3 Elect Director Diane Suitt Gilleland For For Management 4 Elect Director Earl A. Goode For For Management 5 Elect Director Ronald F. Hunt For For Management 6 Elect Director Albert L. Lord For For Management 7 Elect Director Michael E. Martin For For Management 8 Elect Director Barry A. Munitz For For Management 9 Elect Director Howard H. Newman For For Management 10 Elect Director A. Alexander Porter, Jr. For For Management 11 Elect Director Frank C. Puleo For For Management 12 Elect Director Wolfgang Schoellkopf For For Management 13 Elect Director Steven L. Shapiro For For Management 14 Elect Director J. Terry Strange For For Management 15 Elect Director Anthony P. Terracciano For For Management 16 Elect Director Barry L. Williams For For Management 17 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 18 Advisory Vote on Say on Pay Frequency One Year One Year Management 19 Ratify Auditors For For Management -------------------------------------------------------------------------------- SMITH INTERNATIONAL, INC. Ticker: SII Security ID: 832110100 Meeting Date: AUG 24, 2010 Meeting Type: Annual Record Date: JUL 26, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2.1 Elect Director James R. Gibbs For For Management 2.2 Elect Director Duane C. Radtke For For Management 2.3 Elect Director John Yearwood For For Management 3 Amend Omnibus Stock Plan For For Management 4 Ratify Auditors For For Management 5 Adjourn Meeting For For Management -------------------------------------------------------------------------------- SNAP-ON INCORPORATED Ticker: SNA Security ID: 833034101 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Roxanne J. Decyk For For Management 2 Elect Director Nicholas T. Pinchuk For For Management 3 Elect Director Gregg M. Sherrill For For Management 4 Ratify Auditors For For Management 5 Approve Omnibus Stock Plan For For Management 6 Amend Qualified Employee Stock Purchase For For Management Plan 7 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 8 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- SOUTHWEST AIRLINES CO. Ticker: LUV Security ID: 844741108 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David W. Biegler For For Management 2 Elect Director Douglas H. Brooks For For Management 3 Elect Director William H. Cunningham For For Management 4 Elect Director John G. Denison For For Management 5 Elect Director Gary C. Kelly For For Management 6 Elect Director Nancy B. Loeffler For For Management 7 Elect Director John T. Montford For For Management 8 Elect Director Thomas M. Nealon For For Management 9 Elect Director Daniel D. Villanueva For For Management 10 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 11 Advisory Vote on Say on Pay Frequency One Year One Year Management 12 Ratify Auditors For For Management 13 Reduce Supermajority Vote Requirement Against For Shareholder -------------------------------------------------------------------------------- SOUTHWESTERN ENERGY COMPANY Ticker: SWN Security ID: 845467109 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Lewis E. Epley, Jr. For For Management 2 Elect Director Robert L. Howard For For Management 3 Elect Director Greg D. Kerley For For Management 4 Elect Director Harold M. Korell For For Management 5 Elect Director Vello A. Kuuskraa For For Management 6 Elect Director Kenneth R. Mourton For For Management 7 Elect Director Steven L. Mueller For For Management 8 Elect Director Charles E. Scharlau For For Management 9 Elect Director Alan H. Stevens For For Management 10 Ratify Auditors For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Provide Right to Call Special Meeting For Against Management 14 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- SPECTRA ENERGY CORP Ticker: SE Security ID: 847560109 Meeting Date: APR 19, 2011 Meeting Type: Annual Record Date: FEB 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William T. Esrey For For Management 1.2 Elect Director Gregory L. Ebel For For Management 1.3 Elect Director Austin A. Adams For For Management 1.4 Elect Director Paul M. Anderson For For Management 1.5 Elect Director Pamela L. Carter For For Management 1.6 Elect Director F. Anthony Comper For For Management 1.7 Elect Director Peter B. Hamilton For For Management 1.8 Elect Director Dennis R. Hendrix For For Management 1.9 Elect Director Michael Mcshane For For Management 1.10 Elect Director Joseph H. Netherland For For Management 1.11 Elect Director Michael E.J. Phelps For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Amend Executive Incentive Bonus Plan For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years 7 Require a Majority Vote for the Against For Shareholder Election of Directors -------------------------------------------------------------------------------- SPRINT NEXTEL CORPORATION Ticker: S Security ID: 852061100 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Election Director Robert R. Bennett For For Management 2 Election Director Gordon M. Bethune For For Management 3 Election Director Larry C. Glasscock For For Management 4 Election Director James H. Hance, Jr. For For Management 5 Election Director Daniel R. Hesse For For Management 6 Election Director V. Janet Hill For For Management 7 Election Director Frank Ianna For For Management 8 Election Director Sven-Christer Nilsson For For Management 9 Election Director William R. Nuti For For Management 10 Election Director Rodney O' Neal For For Management 11 Ratify Auditors For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management 14 Report on Political Contributions Against For Shareholder 15 Stock Retention/Holding Period Against For Shareholder 16 Reduce Supermajority Vote Requirement Against For Shareholder -------------------------------------------------------------------------------- ST. JUDE MEDICAL, INC. Ticker: STJ Security ID: 790849103 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Richard R. Devenuti For For Management 2 Elect Director Thomas H. Garrett, III For For Management 3 Elect Director Wendy L. Yarno For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency None One Year Management 6 Amend Omnibus Stock Plan For For Management 7 Declassify the Board of Directors None For Shareholder 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- STANLEY BLACK & DECKER, INC. Ticker: SWK Security ID: 854502101 Meeting Date: APR 19, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director George W. Buckley For Withhold Management 1.2 Elect Director Carlos M. Cardoso For Withhold Management 1.3 Elect Director Robert B. Coutts For Withhold Management 1.4 Elect Director Manuel A. Fernandez For Withhold Management 1.5 Elect Director Marianne M. Parrs For Withhold Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- STAPLES, INC. Ticker: SPLS Security ID: 855030102 Meeting Date: JUN 07, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Basil L. Anderson For For Management 2 Elect Director Arthur M. Blank For For Management 3 Elect Director Mary Elizabeth Burton For For Management 4 Elect Director Justin King For For Management 5 Elect Director Carol Meyrowitz For For Management 6 Elect Director Rowland T. Moriarty For For Management 7 Elect Director Robert C. Nakasone For For Management 8 Elect Director Ronald L. Sargent For For Management 9 Elect Director Elizabeth A. Smith For For Management 10 Elect Director Robert E. Sulentic For For Management 11 Elect Director Vijay Vishwanath For For Management 12 Elect Director Paul F. Walsh For For Management 13 Ratify Auditors For For Management 14 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency One Year One Year Management 16 Provide Right to Act by Written Consent Against For Shareholder -------------------------------------------------------------------------------- STARBUCKS CORPORATION Ticker: SBUX Security ID: 855244109 Meeting Date: MAR 23, 2011 Meeting Type: Annual Record Date: JAN 13, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Howard Schultz For For Management 2 Elect Director William W. Bradley For For Management 3 Elect Director Mellody Hobson For For Management 4 Elect Director Kevin R. Johnson For For Management 5 Elect Director Olden Lee For For Management 6 Elect Director Sheryl Sandberg For For Management 7 Elect Director James G. Shennan, Jr. For For Management 8 Elect Director Javier G. Teruel For For Management 9 Elect Director Myron E. Ullman, III For For Management 10 Elect Director Craig E. Weatherup For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Amend Omnibus Stock Plan For For Management 14 Amend Omnibus Stock Plan For For Management 15 Ratify Auditors For For Management 16 Adopt Comprehensive Recycling Strategy Against Against Shareholder for Beverage Containers -------------------------------------------------------------------------------- STARWOOD HOTELS & RESORTS WORLDWIDE, INC. Ticker: HOT Security ID: 85590A401 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Adam M. Aron For For Management 1.2 Elect Director Charlene Barshefsky For For Management 1.3 Elect Director Thomas E. Clarke For For Management 1.4 Elect Director Clayton C. Daley, Jr. For For Management 1.5 Elect Director Bruce W. Duncan For For Management 1.6 Elect Director Lizanne Galbreath For For Management 1.7 Elect Director Eric Hippeau For For Management 1.8 Elect Director Stephen R. Quazzo For For Management 1.9 Elect Director Thomas O. Ryder For For Management 1.10 Elect Director Frits van Paasschen For For Management 1.11 Elect Director Kneeland C. Youngblood For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- STATE STREET CORPORATION Ticker: STT Security ID: 857477103 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director K. Burnes For For Management 2 Elect Director P. Coym For For Management 3 Elect Director P. De Saint-Aignan For For Management 4 Elect Director A. Fawcett For For Management 5 Elect Director D. Gruber For For Management 6 Elect Director L. Hill For For Management 7 Elect Director J. Hooley For For Management 8 Elect Director R. Kaplan For For Management 9 Elect Director C. LaMantia For For Management 10 Elect Director R. Sergel For For Management 11 Elect Director R. Skates For For Management 12 Elect Director G. Summe For For Management 13 Elect Director R. Weissman For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency One Year One Year Management 16 Approve Executive Incentive Bonus Plan For For Management 17 Ratify Auditors For For Management 18 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- STERICYCLE, INC. Ticker: SRCL Security ID: 858912108 Meeting Date: MAY 24, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Mark C. Miller For For Management 2 Elect Director Jack W. Schuler For For Management 3 Elect Director Thomas D. Brown For For Management 4 Elect Director Rod F. Dammeyer For For Management 5 Elect Director William K. Hall For For Management 6 Elect Director Jonathan T. Lord For For Management 7 Elect Director John Patience For For Management 8 Elect Director James W.P. Reid-Anderson For For Management 9 Elect Director Ronald G. Spaeth For For Management 10 Approve Omnibus Stock Plan For For Management 11 Ratify Auditors For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- STRYKER CORPORATION Ticker: SYK Security ID: 863667101 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Howard E. Cox, Jr. For For Management 1.2 Elect Director Srikant M. Datar For For Management 1.3 Elect Director Roch Doliveux For For Management 1.4 Elect Director Louise L. Francesconi For For Management 1.5 Elect Director Allan C. Golston For For Management 1.6 Elect Director Howard L. Lance For For Management 1.7 Elect Director Stephen P. MacMillan For For Management 1.8 Elect Director William U. Parfet For For Management 1.9 Elect Director Ronda E. Stryker For For Management 2 Ratify Auditors For For Management 3 Approve Omnibus Stock Plan For For Management 4 Approve Restricted Stock Plan For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings -------------------------------------------------------------------------------- SUNOCO, INC. Ticker: SUN Security ID: 86764P109 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: FEB 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Chris C. Casciato For For Management 1.2 Elect Director Gary W. Edwards For For Management 1.3 Elect Director Lynn L. Elsenhans For For Management 1.4 Elect Director Ursula O. Fairbairn For For Management 1.5 Elect Director John P. Jones, III For For Management 1.6 Elect Director James G. Kaiser For For Management 1.7 Elect Director John W. Rowe For For Management 1.8 Elect Director John K. Wulff For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Double Trigger on Equity Plans Against For Shareholder -------------------------------------------------------------------------------- SUNTRUST BANKS, INC. Ticker: STI Security ID: 867914103 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: FEB 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert M. Beall, II For For Management 2 Elect Director Alston D. Correll For For Management 3 Elect Director Jeffrey C. Crowe For For Management 4 Elect Director Blake P. Garrett, Jr. For For Management 5 Elect Director David H. Hughes For For Management 6 Elect Director M. Douglas Ivester For For Management 7 Elect Director J. Hicks Lanier For For Management 8 Elect Director Kyle Prechtl Legg For For Management 9 Elect Director William A. Linnenbringer For For Management 10 Elect Director G. Gilmer Minor, III For For Management 11 Elect Director Frank S. Royal For For Management 12 Elect Director Thomas R. Watjen For For Management 13 Elect Director James M. Wells, III For For Management 14 Elect Director Phail Wynn, Jr. For For Management 15 Amend Omnibus Stock Plan For For Management 16 Ratify Auditors For For Management 17 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 18 Advisory Vote on Say on Pay Frequency One Year One Year Management 19 Prepare Sustainability Report Against For Shareholder -------------------------------------------------------------------------------- SYMANTEC CORPORATION Ticker: SYMC Security ID: 871503108 Meeting Date: SEP 20, 2010 Meeting Type: Annual Record Date: JUL 26, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Stephen M. Bennett For For Management 2 Elect Director Michael A. Brown For For Management 3 Elect Director William T. Coleman, III For For Management 4 Elect Director Frank E. Dangeard For For Management 5 Elect Director Geraldine B. Laybourne For For Management 6 Elect Director David L. Mahoney For For Management 7 Elect Director Robert S. Miller For For Management 8 Elect Director Enrique Salem For For Management 9 Elect Director Daniel H. Schulman For For Management 10 Elect Director John W. Thompson For For Management 11 Elect Director V. Paul Unruh For For Management 12 Ratify Auditors For For Management 13 Amend Omnibus Stock Plan For For Management 14 Amend Qualified Employee Stock Purchase For For Management Plan -------------------------------------------------------------------------------- SYSCO CORPORATION Ticker: SYY Security ID: 871829107 Meeting Date: NOV 12, 2010 Meeting Type: Annual Record Date: SEP 14, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John M. Cassaday For For Management 2 Elect Director Manuel A. Fernandez For For Management 3 Elect Director Hans-joachim Koerber For For Management 4 Elect Director Jackie M. Ward For For Management 5 Amend Qualified Employee Stock Purchase For For Management Plan 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- T. ROWE PRICE GROUP, INC. Ticker: TROW Security ID: 74144T108 Meeting Date: APR 14, 2011 Meeting Type: Annual Record Date: FEB 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Edward C. Bernard For For Management 2 Elect Director James T. Brady For For Management 3 Elect Director J. Alfred Broaddus, Jr. For For Management 4 Elect Director Donald B. Hebb, Jr. For For Management 5 Elect Director James A.C. Kennedy For For Management 6 Elect Director Robert F. MacLellan For For Management 7 Elect Director Brian C. Rogers For For Management 8 Elect Director Alfred Sommer For For Management 9 Elect Director Dwight S. Taylor For For Management 10 Elect Director Anne Marie Whittemore For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Ratify Auditors For For Management -------------------------------------------------------------------------------- TARGET CORPORATION Ticker: TGT Security ID: 87612E106 Meeting Date: JUN 08, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Roxanne S. Austin For For Management 2 Elect Director Calvin Darden For For Management 3 Elect Director Mary N. Dillon For For Management 4 Elect Director James A. Johnson For For Management 5 Elect Director Mary E. Minnick For For Management 6 Elect Director Anne M. Mulcahy For For Management 7 Elect Director Derica W. Rice For For Management 8 Elect Director Stephen W. Sanger For For Management 9 Elect Director Gregg W. Steinhafel For For Management 10 Elect Director John G. Stumpf For For Management 11 Elect Director Solomon D. Trujillo For For Management 12 Ratify Auditors For For Management 13 Approve Omnibus Stock Plan For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency One Year One Year Management 16 Adopt Compensation Benchmarking Policy Against For Shareholder 17 Report on Electronics Recycling and Against For Shareholder Preventing E-Waste Export -------------------------------------------------------------------------------- TECO ENERGY, INC. Ticker: TE Security ID: 872375100 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: FEB 24, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Dubose Ausley For For Management 2 Elect Director James L. Ferman, Jr. For For Management 3 Elect Director Paul L. Whiting For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Amend EEO Policy to Prohibit Against For Shareholder Discrimination Based on Sexual Orientation and Gender Identity 8 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- TELLABS, INC. Ticker: TLAB Security ID: 879664100 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Frank Ianna For For Management 2 Elect Director Stephanie Pace Marshall For For Management 3 Elect Director William F. Souders For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- TERADATA CORPORATION Ticker: TDC Security ID: 88076W103 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Nancy E. Cooper For For Management 2 Elect Director David E. Kepler For For Management 3 Elect Director William S. Stavropoulos For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- TERADYNE, INC. Ticker: TER Security ID: 880770102 Meeting Date: MAY 24, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director James W. Bagley For For Management 2 Elect Director Michael A. Bradley For For Management 3 Elect Director Albert Carnesale For For Management 4 Elect Director Daniel W. Christman For For Management 5 Elect Director Edwin J. Gillis For For Management 6 Elect Director Timothy E. Guertin For For Management 7 Elect Director Paul J. Tufano For For Management 8 Elect Director Roy A. Vallee For For Management 9 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 10 Advisory Vote on Say on Pay Frequency Three One Year Management Years 11 Amend Omnibus Stock Plan For For Management 12 Ratify Auditors For For Management -------------------------------------------------------------------------------- TESORO CORPORATION Ticker: TSO Security ID: 881609101 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Rodney F. Chase For For Management 2 Elect Director Gregory J. Goff For For Management 3 Elect Director Robert W. Goldman For For Management 4 Elect Director Steven H. Grapstein For For Management 5 Elect Director J.w. Nokes For For Management 6 Elect Director Susan Tomasky For For Management 7 Elect Director Michael E. Wiley For For Management 8 Elect Director Patrick Y. Yang For For Management 9 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 10 Advisory Vote on Say on Pay Frequency One Year One Year Management 11 Approve Omnibus Stock Plan For For Management 12 Ratify Auditors For For Management 13 Report on Accident Risk Reduction Against For Shareholder Efforts -------------------------------------------------------------------------------- TEXAS INSTRUMENTS INCORPORATED Ticker: TXN Security ID: 882508104 Meeting Date: APR 21, 2011 Meeting Type: Annual Record Date: FEB 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director R.W. Babb, Jr. For For Management 2 Elect Director D.A. Carp For For Management 3 Elect Director C.S. Cox For For Management 4 Elect Director S.P. MacMillan For For Management 5 Elect Director P.H. Patsley For For Management 6 Elect Director R.E. Sanchez For For Management 7 Elect Director W.R. Sanders For For Management 8 Elect Director R.J. Simmons For For Management 9 Elect Director R.K. Templeton For For Management 10 Elect Director C.T. Whitman For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency Three One Year Management Years 13 Ratify Auditors For For Management -------------------------------------------------------------------------------- TEXTRON INC. Ticker: TXT Security ID: 883203101 Meeting Date: APR 27, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director James T. Conway For For Management 2 Elect Director Paul E. Gagne For For Management 3 Elect Director Dain M. Hancock For For Management 4 Elect Director Lloyd G. Trotter For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Provide Right to Call Special Meeting For For Management 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- THE AES CORPORATION Ticker: AES Security ID: 00130H105 Meeting Date: APR 21, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Samuel W. Bodman, III For For Management 1.2 Elect Director Paul Hanrahan For For Management 1.3 Elect Director Kristina M. Johnson For For Management 1.4 Elect Director Tarun Khanna For For Management 1.5 Elect Director John A. Koskinen For For Management 1.6 Elect Director Philip Lader For For Management 1.7 Elect Director Sandra O. Moose For For Management 1.8 Elect Director John B. Morse, Jr. For For Management 1.9 Elect Director Philip A. Odeen For For Management 1.10 Elect Director Charles O. Rossotti For For Management 1.11 Elect Director Sven Sandstrom For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- THE ALLSTATE CORPORATION Ticker: ALL Security ID: 020002101 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director F. Duane Ackerman For Against Management 2 Elect Director Robert D. Beyer For Against Management 3 Elect Director W. James Farrell For Against Management 4 Elect Director Jack M. Greenberg For Against Management 5 Elect Director Ronald T. Lemay For Against Management 6 Elect Director Andrea Redmond For Against Management 7 Elect Director H. John Riley, Jr. For Against Management 8 Elect Director Joshua I. Smith For Against Management 9 Elect Director Judith A. Sprieser For Against Management 10 Elect Director Mary Alice Taylor For Against Management 11 Elect Director Thomas J. Wilson For Against Management 12 Ratify Auditors For For Management 13 Provide Right to Call Special Meeting For For Management 14 Adopt the Jurisdiction of Incorporation For Against Management as the Exclusive Forum for Certain Disputes 15 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency Three One Year Management Years 17 Provide Right to Act by Written Consent Against For Shareholder 18 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- THE BANK OF NEW YORK MELLON CORPORATION Ticker: BK Security ID: 064058100 Meeting Date: APR 12, 2011 Meeting Type: Annual Record Date: FEB 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Ruth E. Bruch For For Management 2 Elect Director Nicholas M. Donofrio For For Management 3 Elect Director Gerald L. Hassell For For Management 4 Elect Director Edmund F. Kelly For For Management 5 Elect Director Robert P. Kelly For For Management 6 Elect Director Richard J. Kogan For For Management 7 Elect Director Michael J. Kowalski For For Management 8 Elect Director John A. Luke, Jr. For For Management 9 Elect Director Mark A. Nordenberg For For Management 10 Elect Director Catherine A. Rein For For Management 11 Elect Director William C. Richardson For For Management 12 Elect Director Samuel C. Scott III For For Management 13 Elect Director John P. Surma For For Management 14 Elect Director Wesley W. von Schack For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency One Year One Year Management 17 Amend Omnibus Stock Plan For For Management 18 Amend Executive Incentive Bonus Plan For For Management 19 Ratify Auditors For For Management 20 Provide for Cumulative Voting Against For Shareholder -------------------------------------------------------------------------------- THE BOEING COMPANY Ticker: BA Security ID: 097023105 Meeting Date: MAY 02, 2011 Meeting Type: Annual Record Date: MAR 03, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John E. Bryson For For Management 2 Elect Director David L. Calhoun For For Management 3 Elect Director Arthur D. Collins, Jr. For For Management 4 Elect Director Linda Z. Cook For For Management 5 Elect Director Kenneth M. Duberstein For For Management 6 Elect Director Edmund P. Giambastiani, For For Management Jr. 7 Elect Director Edward M. Liddy For For Management 8 Elect Director John F. McDonnell For For Management 9 Elect Director W. James McNerney, Jr. For For Management 10 Elect Director Susan C. Schwab For For Management 11 Elect Director Ronald A. Williams For For Management 12 Elect Director Mike S. Zafirovski For For Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency Three One Year Management Years 15 Ratify Auditors For For Management 16 Implement Third-Party Supply Chain Against Against Shareholder Monitoring 17 Report on Political Contributions Against For Shareholder 18 Provide Right to Act by Written Consent Against For Shareholder 19 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 20 Require Independent Board Chairman Against For Shareholder -------------------------------------------------------------------------------- THE CHARLES SCHWAB CORPORATION Ticker: SCHW Security ID: 808513105 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Frank C. Herringer For For Management 2 Elect Director Stephen T. McLin For For Management 3 Elect Director Charles R. Schwab For For Management 4 Elect Director Roger O. Walther For For Management 5 Elect Director Robert N. Wilson For For Management 6 Ratify Auditors For For Management 7 Amend Omnibus Stock Plan For For Management 8 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 9 Advisory Vote on Say on Pay Frequency One Year One Year Management 10 Report on Political Contributions Against For Shareholder 11 Declassify the Board of Directors None For Shareholder -------------------------------------------------------------------------------- THE CHUBB CORPORATION Ticker: CB Security ID: 171232101 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Zoe Baird For For Management 2 Elect Director Sheila P. Burke For For Management 3 Elect Director James I. Cash, Jr. For For Management 4 Elect Director John D. Finnegan For For Management 5 Elect Director Lawrence W. Kellner For For Management 6 Elect Director Martin G. McGuinn For For Management 7 Elect Director Lawrence M. Small For For Management 8 Elect Director Jess Soderberg For For Management 9 Elect Director Daniel E. Somers For For Management 10 Elect Director James M. Zimmerman For For Management 11 Elect Director Alfred W. Zollar For For Management 12 Approve Executive Incentive Bonus Plan For For Management 13 Ratify Auditors For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- THE CLOROX COMPANY Ticker: CLX Security ID: 189054109 Meeting Date: NOV 17, 2010 Meeting Type: Annual Record Date: SEP 20, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Daniel Boggan, Jr. For For Management 2 Elect Director Richard H. Carmona For For Management 3 Elect Director Tully M. Friedman For For Management 4 Elect Director George J. Harad For For Management 5 Elect Director Donald R. Knauss For For Management 6 Elect Director Robert W. Matschullat For For Management 7 Elect Director Gary G. Michael For For Management 8 Elect Director Edward A. Mueller For For Management 9 Elect Director Jan L. Murley For For Management 10 Elect Director Pamela Thomas-Graham For For Management 11 Elect Director Carolyn M. Ticknor For For Management 12 Ratify Auditors For For Management 13 Amend Omnibus Stock Plan For For Management 14 Amend Executive Incentive Bonus Plan For For Management 15 Require Independent Board Chairman Against Against Shareholder -------------------------------------------------------------------------------- THE COCA-COLA COMPANY Ticker: KO Security ID: 191216100 Meeting Date: APR 27, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Herbert A. Allen For For Management 2 Elect Director Ronald W. Allen For For Management 3 Elect Director Howard G. Buffett For For Management 4 Elect Director Barry Diller For For Management 5 Elect Director Evan G. Greenberg For For Management 6 Elect Director Alexis M. Herman For For Management 7 Elect Director Muhtar Kent For For Management 8 Elect Director Donald R. Keough For For Management 9 Elect Director Maria Elena Lagomasino For For Management 10 Elect Director Donald F. McHenry For For Management 11 Elect Director Sam Nunn For For Management 12 Elect Director James D. Robinson III For For Management 13 Elect Director Peter V. Ueberroth For For Management 14 Elect Director Jacob Wallenberg For For Management 15 Elect Director James B. Williams For For Management 16 Ratify Auditors For For Management 17 Amend Executive Incentive Bonus Plan For For Management 18 Amend Restricted Stock Plan For For Management 19 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 20 Advisory Vote on Say on Pay Frequency One Year One Year Management 21 Publish Report on Chemical Bisphenol-A Against For Shareholder (BPA) -------------------------------------------------------------------------------- THE DOW CHEMICAL COMPANY Ticker: DOW Security ID: 260543103 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Arnold A. Allemang For For Management 2 Elect Director Jacqueline K. Barton For For Management 3 Elect Director James A. Bell For For Management 4 Elect Director Jeff M. Fettig For For Management 5 Elect Director Barbara H. Franklin For For Management 6 Elect Director Jennifer M. Granholm For For Management 7 Elect Director John B. Hess For For Management 8 Elect Director Andrew N. Liveris For For Management 9 Elect Director Paul Polman For For Management 10 Elect Director Dennis H. Reilley For For Management 11 Elect Director James M. Ringler For For Management 12 Elect Director Ruth G. Shaw For For Management 13 Elect Director Paul G. Stern For For Management 14 Ratify Auditors For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency Three One Year Management Years 17 Provide Right to Act by Written Consent Against For Shareholder -------------------------------------------------------------------------------- THE DUN & BRADSTREET CORPORATION Ticker: DNB Security ID: 26483E100 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Naomi O. Seligman For For Management 2 Elect Director Michael J. Winkler For For Management 3 Ratify Auditors For For Management 4 Amend Executive Incentive Bonus Plan For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Reduce Supermajority Vote Requirement For For Management 8 Declassify the Board of Directors For For Management -------------------------------------------------------------------------------- THE ESTEE LAUDER COMPANIES INC. Ticker: EL Security ID: 518439104 Meeting Date: NOV 09, 2010 Meeting Type: Annual Record Date: SEP 15, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Aerin Lauder For For Management 1.2 Elect Director William P. Lauder For Withhold Management 1.3 Elect Director Lynn Forester de For For Management Rothschild 1.4 Elect Director Richard D. Parsons For For Management 1.5 Elect Director Richard F. Zannino For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- THE GAP, INC. Ticker: GPS Security ID: 364760108 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Adrian D.P. Bellamy For For Management 1.2 Elect Director Domenico De Sole For For Management 1.3 Elect Director Robert J. Fisher For For Management 1.4 Elect Director William S. Fisher For For Management 1.5 Elect Director Bob L. Martin For For Management 1.6 Elect Director Jorge P. Montoya For For Management 1.7 Elect Director Glenn K. Murphy For For Management 1.8 Elect Director Mayo A. Shattuck III For For Management 1.9 Elect Director Katherine Tsang For For Management 1.10 Elect Director Kneeland C. Youngblood For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- THE GOLDMAN SACHS GROUP, INC. Ticker: GS Security ID: 38141G104 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Lloyd C. Blankfein For For Management 2 Elect Director John H. Bryan For For Management 3 Elect Director Gary D. Cohn For For Management 4 Elect Director Claes Dahlback For For Management 5 Elect Director Stephen Friedman For For Management 6 Elect Director William W. George For For Management 7 Elect Director James A. Johnson For For Management 8 Elect Director Lois D. Juliber For For Management 9 Elect Director Lakshmi N. Mittal For For Management 10 Elect Director James J. Schiro For For Management 11 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Ratify Auditors For For Management 14 Provide for Cumulative Voting Against For Shareholder 15 Amend Bylaws-- Call Special Meetings Against For Shareholder 16 Stock Retention/Holding Period Against For Shareholder 17 Review Executive Compensation Against Against Shareholder 18 Report on Climate Change Business Risks Against Against Shareholder 19 Report on Political Contributions Against Against Shareholder -------------------------------------------------------------------------------- THE GOODYEAR TIRE & RUBBER COMPANY Ticker: GT Security ID: 382550101 Meeting Date: APR 12, 2011 Meeting Type: Annual Record Date: FEB 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director James C. Boland For For Management 2 Elect Director James A. Firestone For For Management 3 Elect Director Werner Geissler For For Management 4 Elect Director Peter S. Hellman For For Management 5 Elect Director Richard J. Kramer For For Management 6 Elect Director W. Alan Mccollough For For Management 7 Elect Director Rodney O Neal For For Management 8 Elect Director Shirley D. Peterson For For Management 9 Elect Director Stephanie A. Streeter For For Management 10 Elect Director G. Craig Sullivan For For Management 11 Elect Director Thomas H. Weidemeyer For For Management 12 Elect Director Michael R. Wessel For For Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency One Year One Year Management 15 Ratify Auditors For For Management -------------------------------------------------------------------------------- THE HARTFORD FINANCIAL SERVICES GROUP, INC. Ticker: HIG Security ID: 416515104 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert B. Allardice, III For For Management 2 Elect Director Trevor Fetter For For Management 3 Elect Director Paul G. Kirk, Jr. For For Management 4 Elect Director Liam E. McGee For For Management 5 Elect Director Kathryn A. Mikells For For Management 6 Elect Director Michael G. Morris For For Management 7 Elect Director Thomas A. Renyi For For Management 8 Elect Director Charles B. Strauss For For Management 9 Elect Director H. Patrick Swygert For For Management 10 Ratify Auditors For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- THE HERSHEY COMPANY Ticker: HSY Security ID: 427866108 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director P.M. Arway For For Management 1.2 Elect Director R.F. Cavanaugh For For Management 1.3 Elect Director C.A. Davis For For Management 1.4 Elect Director J.M. Mead For For Management 1.5 Elect Director J.E. Nevels For For Management 1.6 Elect Director A.J. Palmer For For Management 1.7 Elect Director T.J. Ridge For For Management 1.8 Elect Director D.L. Shedlarz For For Management 1.9 Elect Director D.J. West For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- THE HOME DEPOT, INC. Ticker: HD Security ID: 437076102 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director F. Duane Ackerman For For Management 2 Elect Director Francis S. Blake For For Management 3 Elect Director Ari Bousbib For For Management 4 Elect Director Gregory D. Brenneman For For Management 5 Elect Director J. Frank Brown For For Management 6 Elect Director Albert P. Carey For For Management 7 Elect Director Armando Codina For For Management 8 Elect Director Bonnie G. Hill For For Management 9 Elect Director Karen L. Katen For For Management 10 Elect Director Ronald L. Sargent For For Management 11 Ratify Auditors For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management 14 Provide Right to Act by Written Consent For For Management 15 Restore or Provide for Cumulative Against For Shareholder Voting 16 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 17 Prepare Employment Diversity Report Against For Shareholder 18 Adopt Proxy Statement Reporting on Against Against Shareholder Political Contributions and Advisory Vote -------------------------------------------------------------------------------- THE INTERPUBLIC GROUP OF COMPANIES, INC. Ticker: IPG Security ID: 460690100 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: APR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Reginald K. Brack For For Management 2 Elect Director Jocelyn Carter-Miller For For Management 3 Elect Director Jill M. Considine For For Management 4 Elect Director Richard A. Goldstein For For Management 5 Elect Director H. John Greeniaus For For Management 6 Elect Director Mary J. Steele For For Management 7 Elect Director William T. Kerr For For Management 8 Elect Director Michael I. Roth For For Management 9 Elect Director David M. Thomas For For Management 10 Ratify Auditors For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Amend Bylaws-- Call Special Meetings Against For Shareholder -------------------------------------------------------------------------------- THE J. M. SMUCKER COMPANY Ticker: SJM Security ID: 832696405 Meeting Date: AUG 18, 2010 Meeting Type: Annual Record Date: JUN 23, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Kathryn W. Dindo For For Management 2 Elect Director Richard K. Smucker For For Management 3 Elect Director William H. Steinbrink For For Management 4 Elect Director Paul Smucker Wagstaff For For Management 5 Ratify Auditors For For Management 6 Approve Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- THE KROGER CO. Ticker: KR Security ID: 501044101 Meeting Date: JUN 23, 2011 Meeting Type: Annual Record Date: APR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Reuben V. Anderson For For Management 2 Elect Director Robert D. Beyer For For Management 3 Elect Director David B. Dillon For For Management 4 Elect Director Susan J. Kropf For For Management 5 Elect Director John T. Lamacchia For For Management 6 Elect Director David B. Lewis For For Management 7 Elect Director W. Rodney Mcmullen For For Management 8 Elect Director Jorge P. Montoya For For Management 9 Elect Director Clyde R. Moore For For Management 10 Elect Director Susan M. Phillips For For Management 11 Elect Director Steven R. Rogel For For Management 12 Elect Director James A. Runde For For Management 13 Elect Director Ronald L. Sargent For For Management 14 Elect Director Bobby S. Shackouls For For Management 15 Approve Omnibus Stock Plan For For Management 16 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 17 Advisory Vote on Say on Pay Frequency Three One Year Management Years 18 Ratify Auditors For For Management 19 Adopt ILO Based Code of Conduct Against Against Shareholder -------------------------------------------------------------------------------- THE MCGRAW-HILL COMPANIES, INC. Ticker: MHP Security ID: 580645109 Meeting Date: APR 27, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Pedro Aspe For For Management 2 Elect Director Winfried Bischoff For For Management 3 Elect Director Douglas N. Daft For For Management 4 Elect Director William D. Green For For Management 5 Elect Director Linda Koch Lorimer For For Management 6 Elect Director Harold McGraw III For For Management 7 Elect Director Robert P. McGraw For For Management 8 Elect Director Hilda Ochoa-Brillembourg For For Management 9 Elect Director Michael Rake For For Management 10 Elect Director Edward B. Rust, Jr. For For Management 11 Elect Director Kurt L. Schmoke For For Management 12 Elect Director Sidney Taurel For For Management 13 Provide Right to Call Special Meeting For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency One Year One Year Management 16 Ratify Auditors For For Management 17 Provide Right to Act by Written Consent Against For Shareholder -------------------------------------------------------------------------------- THE NASDAQ OMX GROUP, INC. Ticker: NDAQ Security ID: 631103108 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: APR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Urban Backstrom For For Management 2 Elect Director H. Furlong Baldwin For For Management 3 Elect Director Michael Casey For For Management 4 Elect Director Borje Ekholm For Against Management 5 Elect Director Lon Gorman For For Management 6 Elect Director Robert Greifeld For For Management 7 Elect Director Glenn H. Hutchins For For Management 8 Elect Director Birgitta Kantola For For Management 9 Elect Director Essa Kazim For For Management 10 Elect Director John D. Markese For For Management 11 Elect Director Hans Munk Nielsen For For Management 12 Elect Director Thomas F. O Neill For For Management 13 Elect Director James S. Riepe For For Management 14 Elect Director Michael R. Splinter For For Management 15 Elect Director Lars Wedenborn For For Management 16 Elect Director Deborah L. Wince-Smith For For Management 17 Ratify Auditors For For Management 18 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 19 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- THE PNC FINANCIAL SERVICES GROUP, INC. Ticker: PNC Security ID: 693475105 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: FEB 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Richard O. Berndt For For Management 2 Elect Director Charles E. Bunch For For Management 3 Elect Director Paul W. Chellgren For For Management 4 Elect Director Kay Coles James For For Management 5 Elect Director Richard B. Kelson For Against Management 6 Elect Director Bruce C. Lindsay For For Management 7 Elect Director Anthony A. Massaro For For Management 8 Elect Director Jane G. Pepper For For Management 9 Elect Director James E. Rohr For For Management 10 Elect Director Donald J. Shepard For For Management 11 Elect Director Lorene K. Steffes For For Management 12 Elect Director Dennis F. Strigl For For Management 13 Elect Director Thomas J. Usher For For Management 14 Elect Director George H. Walls, Jr. For For Management 15 Elect Director Helge H. Wehmeier For For Management 16 Ratify Auditors For For Management 17 Amend Omnibus Stock Plan For For Management 18 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 19 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- THE PROCTER & GAMBLE COMPANY Ticker: PG Security ID: 742718109 Meeting Date: OCT 12, 2010 Meeting Type: Annual Record Date: AUG 13, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Angela F. Braly For For Management 2 Elect Director Kenneth I. Chenault For For Management 3 Elect Director Scott D. Cook For For Management 4 Elect Director Rajat K. Gupta For For Management 5 Elect Director Robert A. Mcdonald For For Management 6 Elect Director W. James Mcnerney, Jr. For For Management 7 Elect Director Johnathan A. Rodgers For For Management 8 Elect Director Mary A. Wilderotter For For Management 9 Elect Director Patricia A. Woertz For For Management 10 Elect Director Ernesto Zedillo For For Management 11 Ratify Auditors For For Management 12 Provide for Cumulative Voting Against For Shareholder -------------------------------------------------------------------------------- THE PROGRESSIVE CORPORATION Ticker: PGR Security ID: 743315103 Meeting Date: APR 29, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Stuart B. Burgdoerfer For For Management 2 Elect Director Charles A. Davis For For Management 3 Permit Board to Amend Bylaws Without For For Management Shareholder Consent 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- THE SHERWIN-WILLIAMS COMPANY Ticker: SHW Security ID: 824348106 Meeting Date: APR 20, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director A.F. Anton For For Management 1.2 Elect Director J.C. Boland For For Management 1.3 Elect Director C.M. Connor For For Management 1.4 Elect Director D.F. Hodnik For For Management 1.5 Elect Director T.G. Kadien For For Management 1.6 Elect Director S.J. Kropf For For Management 1.7 Elect Director G.E. McCullough For For Management 1.8 Elect Director A.M. Mixon, III For For Management 1.9 Elect Director C.E. Moll For For Management 1.10 Elect Director R.K. Smucker For For Management 1.11 Elect Director J.M. Stropki, Jr. For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Permit Board to Amend Bylaws Without For For Management Shareholder Consent 5 Ratify Auditors For For Management 6 Require a Majority Vote for the Against For Shareholder Election of Directors -------------------------------------------------------------------------------- THE SOUTHERN COMPANY Ticker: SO Security ID: 842587107 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director J. P. Baranco For For Management 1.2 Elect Director J. A. Boscia For For Management 1.3 Elect Director H. A. Clark, III For For Management 1.4 Elect Director T. A. Fanning For For Management 1.5 Elect Director H.W. Habermeyer, Jr. For For Management 1.6 Elect Director V.M Hagen For For Management 1.7 Elect Director W. A. Hood, Jr. For For Management 1.8 Elect Director D. M. James For For Management 1.9 Elect Director D. E. Klein For For Management 1.10 Elect Director J. N. Purcell For For Management 1.11 Elect Director W. G. Smith, Jr. For For Management 1.12 Elect Director S. R. Specker For For Management 1.13 Elect Director L.D. Thompson For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Approve Omnibus Stock Plan For For Management 6 Report on Coal Combustion Waste Hazard Against For Shareholder and Risk Mitigation Efforts -------------------------------------------------------------------------------- THE TJX COMPANIES, INC. Ticker: TJX Security ID: 872540109 Meeting Date: JUN 14, 2011 Meeting Type: Annual Record Date: APR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Jose B. Alvarez For For Management 2 Elect Director Alan M. Bennett For For Management 3 Elect Director Bernard Cammarata For For Management 4 Elect Director David T. Ching For For Management 5 Elect Director Michael F. Hines For For Management 6 Elect Director Amy B. Lane For For Management 7 Elect Director Carol Meyrowitz For For Management 8 Elect Director John F. O'Brien For For Management 9 Elect Director Willow B. Shire For For Management 10 Ratify Auditors For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- THE TRAVELERS COMPANIES, INC. Ticker: TRV Security ID: 89417E109 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Alan L. Beller For For Management 2 Elect Director John H. Dasburg For For Management 3 Elect Director Janet M. Dolan For For Management 4 Elect Director Kenneth M. Duberstein For For Management 5 Elect Director Jay S. Fishman For For Management 6 Elect Director Lawrence G. Graev For For Management 7 Elect Director Patricia L. Higgins For For Management 8 Elect Director Thomas R. Hodgson For For Management 9 Elect Director Cleve L. Killingsworth, For For Management Jr. 10 Elect Director Donald J. Shepard For For Management 11 Elect Director Laurie J. Thomsen For For Management 12 Ratify Auditors For For Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- THE WALT DISNEY COMPANY Ticker: DIS Security ID: 254687106 Meeting Date: MAR 23, 2011 Meeting Type: Annual Record Date: JAN 24, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Susan E. Arnold For For Management 2 Elect Director John E. Bryson For For Management 3 Elect Director John S. Chen For For Management 4 Elect Director Judith L. Estrin For For Management 5 Elect Director Robert A. Iger For For Management 6 Elect Director Steven P. Jobs For For Management 7 Elect Director Fred H. Langhammer For For Management 8 Elect Director Aylwin B. Lewis For For Management 9 Elect Director Monica C. Lozano For For Management 10 Elect Director Robert W. Matschullat For For Management 11 Elect Director John E. Pepper, Jr. For For Management 12 Elect Director Sheryl Sandberg For For Management 13 Elect Director Orin C. Smith For For Management 14 Ratify Auditors For For Management 15 Approve Omnibus Stock Plan For For Management 16 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 17 Advisory Vote on Say on Pay Frequency One Year One Year Management 18 Prohibit Retesting Performance Goals Against For Shareholder -------------------------------------------------------------------------------- THE WASHINGTON POST COMPANY Ticker: WPO Security ID: 939640108 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Christopher C. Davis For For Management 1.2 Elect Director John L. Dotson Jr. For For Management 1.3 Elect Director Anne M. Mulcahy For For Management -------------------------------------------------------------------------------- THE WESTERN UNION COMPANY Ticker: WU Security ID: 959802109 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Hikmet Ersek For For Management 2 Elect Director Jack M. Greenberg For For Management 3 Elect Director Linda Fayne Levinson For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- THE WILLIAMS COMPANIES, INC. Ticker: WMB Security ID: 969457100 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Alan S. Armstrong For For Management 2 Elect Director Joseph R. Cleveland For For Management 3 Elect Director Juanita H. Hinshaw For For Management 4 Elect Director Frank T. MacInnis For For Management 5 Elect Director Janice D. Stoney For For Management 6 Elect Director Laura A. Sugg For For Management 7 Ratify Auditors For For Management 8 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 9 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- THERMO FISHER SCIENTIFIC INC. Ticker: TMO Security ID: 883556102 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Thomas J. Lynch For For Management 2 Elect Director William G. Parrett For For Management 3 Elect Director Michael E. Porter For For Management 4 Elect Director Scott M. Sperling For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Two Years One Year Management 7 Ratify Auditors For For Management 8 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- TIFFANY & CO. Ticker: TIF Security ID: 886547108 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Michael J. Kowalski For For Management 2 Elect Director Rose Marie Bravo For For Management 3 Elect Director Gary E. Costley For For Management 4 Elect Director Lawrence K. Fish For For Management 5 Elect Director Abby F. Kohnstamm For For Management 6 Elect Director Charles K. Marquis For For Management 7 Elect Director Peter W. May For For Management 8 Elect Director J. Thomas Presby For For Management 9 Elect Director William A. Shutzer For For Management 10 Ratify Auditors For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- TIME WARNER CABLE INC. Ticker: TWC Security ID: 88732J207 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 24, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Carole Black For For Management 2 Elect Director Glenn A. Britt For For Management 3 Elect Director Thomas H. Castro For For Management 4 Elect Director David C. Chang For For Management 5 Elect Director James E. Copeland, Jr. For For Management 6 Elect Director Peter R. Haje For For Management 7 Elect Director Donna A. James For For Management 8 Elect Director Don Logan For For Management 9 Elect Director N.J. Nicholas, Jr. For For Management 10 Elect Director Wayne H. Pace For For Management 11 Elect Director Edward D. Shirley For For Management 12 Elect Director John E. Sununu For For Management 13 Ratify Auditors For For Management 14 Approve Omnibus Stock Plan For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- TIME WARNER INC. Ticker: TWX Security ID: 887317303 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director James L. Barksdale For For Management 2 Elect Director William P. Barr For For Management 3 Elect Director Jeffrey L. Bewkes For For Management 4 Elect Director Stephen F. Bollenbach For For Management 5 Elect Director Frank J. Caufield For For Management 6 Elect Director Robert C. Clark For For Management 7 Elect Director Mathias Dopfner For For Management 8 Elect Director Jessica P. Einhorn For For Management 9 Elect Director Fred Hassan For For Management 10 Elect Director Michael A. Miles For For Management 11 Elect Director Kenneth J. Novack For For Management 12 Elect Director Paul D. Wachter For For Management 13 Elect Director Deborah C. Wright For For Management 14 Ratify Auditors For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency Three One Year Management Years 17 Reduce Supermajority Vote Requirement For For Management 18 Provide Right to Act by Written Consent Against For Shareholder -------------------------------------------------------------------------------- TITANIUM METALS CORPORATION Ticker: TIE Security ID: 888339207 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Keith R. Coogan For For Management 1.2 Elect Director Glenn R. Simmons For For Management 1.3 Elect Director Harold C. Simmons For For Management 1.4 Elect Director Thomas P. Stafford For For Management 1.5 Elect Director Steven L. Watson For For Management 1.6 Elect Director Terry N. Worrell For For Management 1.7 Elect Director Paul J. Zucconi For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- TORCHMARK CORPORATION Ticker: TMK Security ID: 891027104 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Mark S. McAndrew For For Management 2 Elect Director Sam R. Perry For For Management 3 Elect Director Lamar C. Smith For For Management 4 Ratify Auditors For For Management 5 Approve Omnibus Stock Plan For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- TOTAL SYSTEM SERVICES, INC. Ticker: TSS Security ID: 891906109 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: FEB 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Kriss Cloninger III For For Management 2 Elect Director Sidney E. Harris For For Management 3 Elect Director Mason H. Lampton For For Management 4 Elect Director H. Lynn Page For For Management 5 Elect Director Philip W. Tomlinson For For Management 6 Elect Director John T. Turner For For Management 7 Elect Director Richard W. Ussery For For Management 8 Elect Director M. Troy Woods For For Management 9 Elect Director James D. Yancey For For Management 10 Elect Director Rebecca K. Yarbrough For For Management 11 Ratify Auditors For For Management 12 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- TYCO INTERNATIONAL, LTD. Ticker: TYC Security ID: H89128104 Meeting Date: MAR 09, 2011 Meeting Type: Annual Record Date: JAN 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Accept Financial Statements and For For Management Statutory Reports for Fiscal 2009/2010 2 Approve Discharge of Board and Senior For For Management Management 3.1 Elect Edward D. Breen as Director For For Management 3.2 Elect Michael Daniels as Director For For Management 3.3 Reelect Timothy Donahue as Director For For Management 3.4 Reelect Brian Duperreault as Director For For Management 3.5 Reelect Bruce Gordon as Director For For Management 3.6 Reelect Rajiv L. Gupta as Director For For Management 3.7 Reelect John Krol as Director For For Management 3.8 Reelect Brendan O'Neill as Director For For Management 3.9 Reelect Dinesh Paliwal as Director For For Management 3.10 Reelect William Stavropoulos as For For Management Director 3.11 Reelect Sandra Wijnberg as Director For For Management 3.12 Reelect R. David Yost as Director For For Management 4a Ratify Deloitte AG as Auditors For For Management 4b Appoint Deloitte & Touche LLP as For For Management Independent Registered Public Accounting Firm for Fiscal 2010/2011 4c Ratify PricewaterhouseCoopers AG as For For Management Special Auditors 5a Approve Carrying Forward of Net Loss For For Management 5b Approve Ordinary Cash Dividend For For Management 6 Amend Articles to Renew Authorized For For Management Share Capital 7 Approve CHF 188,190,276.70 Reduction in For For Management Share Capital 8a Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 8b Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- TYSON FOODS, INC. Ticker: TSN Security ID: 902494103 Meeting Date: FEB 04, 2011 Meeting Type: Annual Record Date: DEC 08, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Don Tyson For For Management 1.2 Elect Director John Tyson For For Management 1.3 Elect Director Jim Kever For For Management 1.4 Elect Director Kevin M. McNamara For For Management 1.5 Elect Director Brad T. Sauer For For Management 1.6 Elect Director Robert Thurber For For Management 1.7 Elect Director Barbara A. Tyson For For Management 1.8 Elect Director Albert C. Zapanta For For Management 2 Ratify Auditors For For Management 3 Phase in Controlled-Atmosphere Killing Against Against Shareholder 4 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- U.S. BANCORP Ticker: USB Security ID: 902973304 Meeting Date: APR 19, 2011 Meeting Type: Annual Record Date: FEB 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Douglas M. Baker, Jr. For For Management 2 Elect Director Y. Marc Belton For For Management 3 Elect Director Victoria Buyniski For For Management Gluckman 4 Elect Director Arthur D. Collins, Jr. For For Management 5 Elect Director Richard K. Davis For For Management 6 Elect Director Joel W. Johnson For For Management 7 Elect Director Olivia F. Kirtley For For Management 8 Elect Director Jerry W. Levin For For Management 9 Elect Director David B. O'Maley For For Management 10 Elect Director O Dell M. Owens For For Management 11 Elect Director Richard G. Reiten For For Management 12 Elect Director Craig D. Schnuck For For Management 13 Elect Director Patrick T. Stokes For For Management 14 Ratify Auditors For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency Three One Year Management Years 17 Advisory Vote to Ratify Directors' Against Against Shareholder Compensation -------------------------------------------------------------------------------- UNION PACIFIC CORPORATION Ticker: UNP Security ID: 907818108 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Andrew H. Card, Jr. For For Management 1.2 Elect Director Erroll B. Davis, Jr. For For Management 1.3 Elect Director Thomas J. Donohue For For Management 1.4 Elect Director Archie W. Dunham For For Management 1.5 Elect Director Judith Richards Hope For For Management 1.6 Elect Director Charles C. Krulak For For Management 1.7 Elect Director Michael R. McCarthy For For Management 1.8 Elect Director Michael W. McConnell For For Management 1.9 Elect Director Thomas F. McLarty III For For Management 1.10 Elect Director Steven R. Rogel For For Management 1.11 Elect Director Jose H. Villarreal For For Management 1.12 Elect Director James R. Young For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5a Reduce Supermajority Vote Requirement For For Management Relating to Preference Rights of Preferred Stock 5b Reduce Supermajority Vote Requirement For For Management Relating to Removal of Directors 5c Reduce Supermajority Vote Requirement For For Management Relating to Amendments to Authorized Capital Stock 6 Require Independent Board Chairman Against Against Shareholder -------------------------------------------------------------------------------- UNITED PARCEL SERVICE, INC. Ticker: UPS Security ID: 911312106 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director F. Duane Ackerman For For Management 2 Elect Director Michael J. Burns For For Management 3 Elect Director D. Scott Davis For For Management 4 Elect Director Stuart E. Eizenstat For For Management 5 Elect Director Michael L. Eskew For For Management 6 Elect Director William R. Johnson For For Management 7 Elect Director Ann M. Livermore For For Management 8 Elect Director Rudy H.P. Markham For For Management 9 Elect Director Clark T. Randt, Jr. For For Management 10 Elect Director John W. Thompson For For Management 11 Elect Director Carol B. Tome For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency Three One Year Management Years 14 Ratify Auditors For For Management 15 Other Business For Against Management -------------------------------------------------------------------------------- UNITED STATES STEEL CORPORATION Ticker: X Security ID: 912909108 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard A. Gephardt For Withhold Management 1.2 Elect Director Glenda G. McNeal For Withhold Management 1.3 Elect Director Graham B. Spanier For Withhold Management 1.4 Elect Director Patricia A. Tracey For Withhold Management 1.5 Elect Director John J. Engel For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- UNITED TECHNOLOGIES CORPORATION Ticker: UTX Security ID: 913017109 Meeting Date: APR 13, 2011 Meeting Type: Annual Record Date: FEB 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Louis R. Chenevert For For Management 2 Elect Director John V. Faraci For For Management 3 Elect Director Jean-Pierre Garnier For For Management 4 Elect Director Jamie S. Gorelick For For Management 5 Elect Director Edward A. Kangas For For Management 6 Elect Director Ellen J. Kullman For For Management 7 Elect Director Charles R. Lee For For Management 8 Elect Director Richard D. McCormick For For Management 9 Elect Director Harold McGraw III For For Management 10 Elect Director Richard B. Myers For For Management 11 Elect Director H. Patrick Swygert For For Management 12 Elect Director Andre Villeneuve For For Management 13 Elect Director Christine Todd Whitman For For Management 14 Ratify Auditors For For Management 15 Amend Omnibus Stock Plan For For Management 16 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 17 Advisory Vote on Say on Pay Frequency None One Year Management 18 Stock Retention/Holding Period Against For Shareholder -------------------------------------------------------------------------------- UNITEDHEALTH GROUP INCORPORATED Ticker: UNH Security ID: 91324P102 Meeting Date: MAY 23, 2011 Meeting Type: Annual Record Date: MAR 24, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director William C. Ballard, Jr. For For Management 2 Elect Director Richard T. Burke For For Management 3 Elect Director Robert J. Darretta For For Management 4 Elect Director Stephen J. Hemsley For For Management 5 Elect Director Michele J. Hooper For For Management 6 Elect Director Rodger A. Lawson For For Management 7 Elect Director Douglas W. Leatherdale For For Management 8 Elect Director Glenn M. Renwick For For Management 9 Elect Director Kenneth I. Shine For For Management 10 Elect Director Gail R. Wilensky For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Approve Omnibus Stock Plan For For Management 14 Amend Qualified Employee Stock Purchase For For Management Plan 15 Ratify Auditors For For Management -------------------------------------------------------------------------------- UNUM GROUP Ticker: UNM Security ID: 91529Y106 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Jon S. Fossel For For Management 2 Elect Director Gloria C. Larson For For Management 3 Elect Director William J. Ryan For For Management 4 Elect Director Thomas R. Watjen For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Approve Nonqualified Employee Stock For For Management Purchase Plan 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- URBAN OUTFITTERS, INC. Ticker: URBN Security ID: 917047102 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edward N. Antoian For For Management 1.2 Elect Director Joel S. Lawson III For For Management 1.3 Elect Director Glen T. Senk For Withhold Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Adopt Policy and Report on Board Against For Shareholder Diversity -------------------------------------------------------------------------------- VALERO ENERGY CORPORATION Ticker: VLO Security ID: 91913Y100 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Ronald K. Calgaard For For Management 2 Elect Director Stephen M. Waters For For Management 3 Elect Director Randall J. Weisenburger For For Management 4 Elect Director Rayford Wilkins, Jr. For For Management 5 Declassify the Board of Directors For For Management 6 Ratify Auditors For For Management 7 Approve Omnibus Stock Plan For For Management 8 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 9 Advisory Vote on Say on Pay Frequency One Year One Year Management 10 Report on Political Contributions Against For Shareholder 11 Review Political Expenditures and Against For Shareholder Processes 12 Report on Accident Risk Reduction Against For Shareholder Efforts -------------------------------------------------------------------------------- VARIAN MEDICAL SYSTEMS, INC. Ticker: VAR Security ID: 92220P105 Meeting Date: FEB 10, 2011 Meeting Type: Annual Record Date: DEC 15, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Susan L. Bostrom For For Management 1.2 Elect Director Richard M. Levy For For Management 1.3 Elect Director Venkatraman Thyagarajan For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- VENTAS, INC. Ticker: VTR Security ID: 92276F100 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Debra A. Cafaro For For Management 1.2 Elect Director Douglas Crocker II For For Management 1.3 Elect Director Ronald G. Geary For For Management 1.4 Elect Director Jay M. Gellert For For Management 1.5 Elect Director Matthew J. Lustig For For Management 1.6 Elect Director Robert D. Reed For For Management 1.7 Elect Director Sheli Z. Rosenberg For For Management 1.8 Elect Director Glenn J. Rufrano For For Management 1.9 Elect Director James D. Shelton For For Management 1.10 Elect Director Thomas C. Theobald For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- VERISIGN, INC. Ticker: VRSN Security ID: 92343E102 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: MAR 30, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director D. James Bidzos For For Management 2 Elect Director William L. Chenevich For For Management 3 Elect Director Kathleen A. Cote For For Management 4 Elect Director Mark D. Mclaughlin For For Management 5 Elect Director Roger H. Moore For For Management 6 Elect Director John D. Roach For For Management 7 Elect Director Louis A. Simpson For For Management 8 Elect Director Timothy Tomlinson For For Management 9 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 10 Advisory Vote on Say on Pay Frequency One Year One Year Management 11 Amend Omnibus Stock Plan For For Management 12 Ratify Auditors For For Management -------------------------------------------------------------------------------- VERIZON COMMUNICATIONS INC. Ticker: VZ Security ID: 92343V104 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Richard L. Carrion For For Management 2 Elect Director M. Frances Keeth For For Management 3 Elect Director Robert W. Lane For For Management 4 Elect Director Lowell C. Mcadam For For Management 5 Elect Director Sandra O. Moose For For Management 6 Elect Director Joseph Neubauer For For Management 7 Elect Director Donald T. Nicolaisen For For Management 8 Elect Director Clarence Otis, Jr. For For Management 9 Elect Director Hugh B. Price For For Management 10 Elect Director Ivan G. Seidenberg For For Management 11 Elect Director Rodney E. Slater For For Management 12 Elect Director John W. Snow For For Management 13 Ratify Auditors For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency One Year One Year Management 16 Disclose Prior Government Service Against Against Shareholder 17 Performance-Based Equity Awards Against For Shareholder 18 Restore or Provide for Cumulative Against For Shareholder Voting 19 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings -------------------------------------------------------------------------------- VF CORPORATION Ticker: VFC Security ID: 918204108 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 02, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Juan Ernesto de Bedout For For Management 1.2 Elect Director Ursula O. Fairbairn For For Management 1.3 Elect Director Eric C Wiseman For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Two Years One Year Management 4 Adopt Majority Voting for Uncontested For For Management Election of Directors 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- VISA INC. Ticker: V Security ID: 92826C839 Meeting Date: JAN 27, 2011 Meeting Type: Annual Record Date: DEC 03, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Declassify the Board of Directors For For Management 2 Adopt Majority Voting for Uncontested For For Management Election of Directors 3.1 Elect Director Gary P. Coughlan For For Management 3.2 Elect Director Mary B. Cranston For For Management 3.3 Elect Director Francisco Javier For For Management Fernandez-Carbajal 3.4 Elect Director Robert W. Matschullat For For Management 3.5 Elect Director Cathy E. Minehan For For Management 3.6 Elect Director Suzanne Nora Johnson For For Management 3.7 Elect Director David J. Pang For For Management 3.8 Elect Director Joseph W. Saunders For For Management 3.9 Elect Director William S. Shanahan For For Management 3.10 Elect Director John A. Swainson For For Management 4.1 Elect Director Suzanne Nora Johnson For For Management 4.2 Elect Director Joseph W. Saunders For For Management 4.3 Elect Director John A. Swainson For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Amend Executive Incentive Bonus Plan For For Management 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- VORNADO REALTY TRUST Ticker: VNO Security ID: 929042109 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: MAR 30, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Anthony W. Deering For Withhold Management 1.2 Elect Director Michael Lynne For Withhold Management 1.3 Elect Director Ronald G. Targan For Withhold Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Require a Majority Vote for the Against For Shareholder Election of Directors 6 Require Independent Board Chairman Against For Shareholder 7 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- VULCAN MATERIALS COMPANY Ticker: VMC Security ID: 929160109 Meeting Date: MAY 13, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Donald M. James For For Management 1.2 Elect Director Ann M. Korologos For For Management 1.3 Elect Director James T. Prokopanko For For Management 1.4 Elect Director K. Wilson-Thompson For For Management 2 Amend Omnibus Stock Plan For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Ratify Auditors For For Management 6 Require a Majority Vote for the Against For Shareholder Election of Directors 7 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- W.W. GRAINGER, INC. Ticker: GWW Security ID: 384802104 Meeting Date: APR 27, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Brian P. Anderson For For Management 1.2 Elect Director Wilbur H. Gantz For For Management 1.3 Elect Director V. Ann Hailey For For Management 1.4 Elect Director William K. Hall For For Management 1.5 Elect Director Stuart L. Levenick For For Management 1.6 Elect Director John W. McCarter, Jr. For For Management 1.7 Elect Director Neil S. Novich For For Management 1.8 Elect Director Michael J. Roberts For For Management 1.9 Elect Director Gary L. Rogers For For Management 1.10 Elect Director James T. Ryan For For Management 1.11 Elect Director E. Scott Santi For For Management 1.12 Elect Director James D. Slavik For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- WAL-MART STORES, INC. Ticker: WMT Security ID: 931142103 Meeting Date: JUN 03, 2011 Meeting Type: Annual Record Date: APR 06, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Aida M. Alvarez For For Management 2 Elect Director James W. Breyer For For Management 3 Elect Director M. Michele Burns For For Management 4 Elect Director James I. Cash, Jr. For For Management 5 Elect Director Roger C. Corbett For For Management 6 Elect Director Douglas N. Daft For For Management 7 Elect Director Michael T. Duke For For Management 8 Elect Director Gregory B. Penner For For Management 9 Elect Director Steven S Reinemund For For Management 10 Elect Director H. Lee Scott, Jr. For For Management 11 Elect Director Arne M. Sorenson For For Management 12 Elect Director Jim C. Walton For For Management 13 Elect Director S. Robson Walton For For Management 14 Elect Director Christopher J. Williams For For Management 15 Elect Director Linda S. Wolf For For Management 16 Ratify Auditors For For Management 17 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 18 Advisory Vote on Say on Pay Frequency One Year One Year Management 19 Amend EEO Policy to Prohibit Against For Shareholder Discrimination based on Gender Identity 20 Report on Political Contributions Against For Shareholder 21 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 22 Require Suppliers to Produce Against Against Shareholder Sustainability Reports 23 Report on Climate Change Business Risks Against Against Shareholder -------------------------------------------------------------------------------- WALGREEN CO. Ticker: WAG Security ID: 931422109 Meeting Date: JAN 12, 2011 Meeting Type: Annual Record Date: NOV 15, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David J. Brailer For For Management 2 Elect Director Steven A. Davis For For Management 3 Elect Director William C. Foote For For Management 4 Elect Director Mark P. Frissora For For Management 5 Elect Director Ginger L. Graham For For Management 6 Elect Director Alan G. McNally For For Management 7 Elect Director Nancy M. Schlichting For For Management 8 Elect Director David Y. Schwartz For For Management 9 Elect Director Alejandro Silva For For Management 10 Elect Director James A. Skinner For For Management 11 Elect Director Gregory D. Wasson For For Management 12 Ratify Auditors For For Management 13 Amend Articles of Incorporation to For For Management Revise the Purpose Clause 14 Reduce Supermajority Vote Requirement For For Management 15 Rescind Fair Price Provision For For Management 16 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 17 Performance-Based Equity Awards Against For Shareholder -------------------------------------------------------------------------------- WASTE MANAGEMENT, INC. Ticker: WM Security ID: 94106L109 Meeting Date: MAY 13, 2011 Meeting Type: Annual Record Date: MAR 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Pastora San Juan For For Management Cafferty 2 Elect Director Frank M. Clark, Jr. For For Management 3 Elect Director Patrick W. Gross For For Management 4 Elect Director John C. Pope For For Management 5 Elect Director W. Robert Reum For For Management 6 Elect Director Steven G. Rothmeier For For Management 7 Elect Director David P. Steiner For For Management 8 Elect Director Thomas H. Weidemeyer For For Management 9 Ratify Auditors For For Management 10 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 11 Advisory Vote on Say on Pay Frequency One Year One Year Management 12 Provide Right to Call Special Meeting For For Management -------------------------------------------------------------------------------- WATERS CORPORATION Ticker: WAT Security ID: 941848103 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Joshua Bekenstein For For Management 1.2 Elect Director Michael J. Berendt For For Management 1.3 Elect Director Douglas A. Berthiaume For For Management 1.4 Elect Director Edward Conard For For Management 1.5 Elect Director Laurie H. Glimcher For For Management 1.6 Elect Director Christopher A. Kuebler For For Management 1.7 Elect Director William J. Miller For For Management 1.8 Elect Director Joann A. Reed For For Management 1.9 Elect Director Thomas P. Salice For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- WATSON PHARMACEUTICALS, INC. Ticker: WPI Security ID: 942683103 Meeting Date: MAY 13, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Michael J. Fedida For For Management 2 Elect Director Albert F. Hummel For For Management 3 Elect Director Catherine M. Klema For For Management 4 Elect Director Anthony Selwyn Tabatznik For For Management 5 Declassify the Board of Directors For For Management 6 Amend Omnibus Stock Plan For For Management 7 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 8 Advisory Vote on Say on Pay Frequency One Year One Year Management 9 Ratify Auditors For For Management -------------------------------------------------------------------------------- WELLPOINT, INC. Ticker: WLP Security ID: 94973V107 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Angela F. Braly For For Management 1.2 Elect Director Warren Y. Jobe For For Management 1.3 Elect Director William G. Mays For For Management 1.4 Elect Director William J. Ryan For For Management 2 Ratify Auditors For For Management 3a Reduce Supermajority Vote Requirement For For Management Relating to Vote Requirement 3b Reduce Supermajority Vote Requirement For For Management Relating to Removal of Directors 3c Opt Out of State's Control Share For For Management Acquisition Law 3d Amend Articles of Incorporation to For For Management Remove Certain Obsolete Provisions 3e Amend Articles of Incorporation to For For Management Remove Other Obsolete Provisions and Make Conforming Changes 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Feasibility Study for Converting to Against Against Shareholder Nonprofit Status 7 Reincorporate in Another State [from Against For Shareholder Indiana to Delaware] 8 Require Independent Board Chairman Against For Shareholder -------------------------------------------------------------------------------- WELLS FARGO & COMPANY Ticker: WFC Security ID: 949746101 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Election Director John D. Baker II For For Management 2 Election Director John S. Chen For For Management 3 Election Director Lloyd H. Dean For For Management 4 Election Director Susan E. Engel For For Management 5 Election Director Enrique Hernandez, For For Management Jr. 6 Election Director Donald M. James For For Management 7 Election Director Mackey J. McDonald For For Management 8 Election Director Cynthia H. Milligan For For Management 9 Elect Director Nicholas G. Moore For For Management 10 Elect Director Philip J. Quigley For Against Management 11 Elect Director Judith M. Runstad For For Management 12 Elect Director Stephen W. Sanger For For Management 13 Elect Director John G. Stumpf For For Management 14 Elect Director an G. Swenson For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency One Year One Year Management 17 Ratify Auditors For For Management 18 Amend Articles/Bylaws/Charter -- Call Against For Shareholder Special Meetings 19 Provide for Cumulative Voting Against For Shareholder 20 Require Independent Board Chairman Against For Shareholder 21 Advisory Vote to Ratify Directors' Against Against Shareholder Compensation 22 Require Audit Committee Review and Against For Shareholder Report on Controls Related to Loans, Foreclosure and Securitizations -------------------------------------------------------------------------------- WESTERN DIGITAL CORPORATION Ticker: WDC Security ID: 958102105 Meeting Date: NOV 11, 2010 Meeting Type: Annual Record Date: SEP 16, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Peter D. Behrendt For For Management 2 Elect Director Kathleen A. Cote For For Management 3 Elect Director John F. Coyne For For Management 4 Elect Director Henry T. DeNero For For Management 5 Elect Director William L. Kimsey For For Management 6 Elect Director Michael D. Lambert For For Management 7 Elect Director Len J. Lauer For For Management 8 Elect Director Matthew E. Massengill For For Management 9 Elect Director Roger H. Moore For For Management 10 Elect Director Thomas E. Pardun For For Management 11 Elect Director Arif Shakeel For For Management 12 Ratify Auditors For For Management -------------------------------------------------------------------------------- WEYERHAEUSER COMPANY Ticker: WY Security ID: 962166104 Meeting Date: APR 14, 2011 Meeting Type: Annual Record Date: FEB 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Wayne W. Murdy For For Management 2 Elect Director John I. Kieckhefer For For Management 3 Elect Director Charles R. Williamson For For Management 4 Provide Right to Call Special Meeting For For Management 5 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Ratify Auditors For For Management -------------------------------------------------------------------------------- WHIRLPOOL CORPORATION Ticker: WHR Security ID: 963320106 Meeting Date: APR 19, 2011 Meeting Type: Annual Record Date: FEB 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Samuel R. Allen For For Management 2 Elect Director Jeff M. Fettig For For Management 3 Elect Director Michael F. Johnston For For Management 4 Elect Director William T. Kerr For For Management 5 Elect Director John D. Liu For For Management 6 Elect Director Miles L. Marsh For For Management 7 Elect Director William D. Perez For For Management 8 Elect Director Michael D. White For For Management 9 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 10 Advisory Vote on Say on Pay Frequency One Year One Year Management 11 Ratify Auditors For For Management 12 Provide Right to Act by Written Consent Against For Shareholder 13 Submit Severance Agreement Against For Shareholder (Change-in-Control) to Shareholder Vote -------------------------------------------------------------------------------- WHOLE FOODS MARKET, INC. Ticker: WFM Security ID: 966837106 Meeting Date: FEB 28, 2011 Meeting Type: Annual Record Date: JAN 03, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John Elstrott For For Management 1.2 Elect Director Gabrielle Greene For For Management 1.3 Elect Director Shahid (Hass) Hassan For For Management 1.4 Elect Director Stephanie Kugelman For For Management 1.5 Elect Director John Mackey For For Management 1.6 Elect Director Walter Robb For For Management 1.7 Elect Director Jonathan Seiffer For Withhold Management 1.8 Elect Director Morris (Mo) Siegel For For Management 1.9 Elect Director Jonathan Sokoloff For Withhold Management 1.10 Elect Director Ralph Sorenson For For Management 1.11 Elect Director W. (Kip) Tindell, III For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Two Years One Year Management 5 Amend Articles/Bylaws/Charter -- Against For Shareholder Removal of Directors 6 Require Independent Board Chairman Against For Shareholder -------------------------------------------------------------------------------- WINDSTREAM CORP. Ticker: WIN Security ID: 97381W104 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Carol B. Armitage For For Management 2 Elect Director Samuel E. Beall, III For For Management 3 Elect Director Dennis E. Foster For For Management 4 Elect Director Francis X. Frantz For For Management 5 Elect Director Jeffery R. Gardner For For Management 6 Elect Director Jeffrey T. Hinson For For Management 7 Elect Director Judy K. Jones For For Management 8 Elect Director William A. Montgomery For For Management 9 Elect Director Alan L. Wells For For Management 10 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 11 Advisory Vote on Say on Pay Frequency One Year One Year Management 12 Ratify Auditors For For Management 13 Provide for Cumulative Voting Against For Shareholder 14 Report on Political Contributions Against For Shareholder -------------------------------------------------------------------------------- WISCONSIN ENERGY CORPORATION Ticker: WEC Security ID: 976657106 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John F. Bergstrom For For Management 1.2 Elect Director Barbara L. Bowles For For Management 1.3 Elect Director Patricia W. Chadwick For For Management 1.4 Elect Director Robert A. Cornog For For Management 1.5 Elect Director Curt S. Culver For For Management 1.6 Elect Director Thomas J. Fischer For For Management 1.7 Elect Director Gale E. Klappa For For Management 1.8 Elect Director Ulice Payne, Jr. For For Management 1.9 Elect Director Frederick P. Stratton, For For Management Jr. 2 Adopt Majority Voting for Uncontested For For Management Election of Directors 3 Ratify Auditors For For Management 4 Amend Omnibus Stock Plan For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- WYNDHAM WORLDWIDE CORPORATION Ticker: WYN Security ID: 98310W108 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James E. Buckman For For Management 1.2 Elect Director George Herrera For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management 5 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- WYNN RESORTS, LIMITED Ticker: WYNN Security ID: 983134107 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Russell Goldsmith For For Management 1.2 Elect Director Robert J. Miller For For Management 1.3 Elect Director Kazuo Okada For Withhold Management 1.4 Elect Director Allan Zeman For For Management 2 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency None One Year Management 4 Amend Omnibus Stock Plan For For Management 5 Ratify Auditors For For Management 6 Require a Majority Vote for the Against For Shareholder Election of Directors -------------------------------------------------------------------------------- XCEL ENERGY INC. Ticker: XEL Security ID: 98389B100 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Fredric W. Corrigan For For Management 2 Elect Director Richard K. Davis For For Management 3 Elect Director Benjamin G.S. Fowke, III For For Management 4 Elect Director Richard C. Kelly For For Management 5 Elect Director Albert F. Moreno For For Management 6 Elect Director Christopher J. For For Management Policinski 7 Elect Director A. Patricia Sampson For For Management 8 Elect Director James J. Sheppard For For Management 9 Elect Director David A. Westerlund For For Management 10 Elect Director Kim Williams For For Management 11 Elect Director Timothy V. Wolf For For Management 12 Amend Non-Employee Director Restricted For For Management Stock Plan 13 Eliminate Cumulative Voting For Against Management 14 Amend Articles of Incorporation For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency One Year One Year Management 17 Ratify Auditors For For Management -------------------------------------------------------------------------------- XEROX CORPORATION Ticker: XRX Security ID: 984121103 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Glenn A. Britt For For Management 2 Elect Director Ursula M. Burns For For Management 3 Elect Director Richard J. Harrington For For Management 4 Elect Director William Curt Hunter For For Management 5 Elect Director Robert J. Keegan For For Management 6 Elect Director Robert A. McDonald For For Management 7 Elect Director N.J. Nicholas, Jr. For For Management 8 Elect Director Charles Prince For For Management 9 Elect Director Ann N. Reese For For Management 10 Elect Director Mary Agnes Wilderotter For For Management 11 Ratify Auditors For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- XILINX, INC. Ticker: XLNX Security ID: 983919101 Meeting Date: AUG 11, 2010 Meeting Type: Annual Record Date: JUN 14, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Philip T. Gianos For For Management 2 Elect Director Moshe N. Gavrielov For For Management 3 Elect Director John L. Doyle For For Management 4 Elect Director Jerald G. Fishman For For Management 5 Elect Director William G. Howard, Jr. For For Management 6 Elect Director J. Michael Patterson For For Management 7 Elect Director Albert A. Pimentel For For Management 8 Elect Director Marshall C. Turner For For Management 9 Elect Director Elizabeth W. Vanderslice For For Management 10 Amend Qualified Employee Stock Purchase For For Management Plan 11 Amend Omnibus Stock Plan For For Management 12 Ratify Auditors For For Management -------------------------------------------------------------------------------- XL GROUP PLC Ticker: XL Security ID: G98290102 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 03, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Herbert N. Haag as Director For For Management 2 Elect Michael S. McGavick as Director For For Management 3 Elect Ellen E. Thrower as Director For For Management 4 Elect John M. Vereker as Director For For Management 5 Ratify PricewaterhouseCoopers LLP as For For Management Auditors 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management 8 Amend Omnibus Stock Plan For For Management -------------------------------------------------------------------------------- YAHOO! INC. Ticker: YHOO Security ID: 984332106 Meeting Date: JUN 23, 2011 Meeting Type: Annual Record Date: APR 26, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Carol Bartz For For Management 2 Elect Director Roy J. Bostock For For Management 3 Elect Director Patti S. Hart For For Management 4 Elect Director Susan M. James For For Management 5 Elect Director Vyomesh Joshi For For Management 6 Elect Director David W. Kenny For For Management 7 Elect Director Arthur H. Kern For For Management 8 Elect Director Brad D. Smith For For Management 9 Elect Director Gary L. Wilson For For Management 10 Elect Director Jerry Yang For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Ratify Auditors For For Management 14 Adopt Human Rights Policies Regarding Against Against Shareholder the Sale of Technology and Technical Assistance -------------------------------------------------------------------------------- YUM! BRANDS, INC. Ticker: YUM Security ID: 988498101 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David W. Dorman For For Management 2 Elect Director Massimo Ferragamo For For Management 3 Elect Director J. David Grissom For For Management 4 Elect Director Bonnie G. Hill For For Management 5 Elect Director Robert Holland, Jr. For For Management 6 Elect Director Kenneth G. Langone For For Management 7 Elect Director Jonathan S. Linen For For Management 8 Elect Director Thomas C. Nelson For For Management 9 Elect Director David C. Novak For For Management 10 Elect Director Thomas M. Ryan For For Management 11 Elect Director Jing-Shyh S. Su For For Management 12 Elect Director Robert D. Walter For For Management 13 Ratify Auditors For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency One Year One Year Management 16 Provide Right to Call Special Meeting For For Management -------------------------------------------------------------------------------- ZIMMER HOLDINGS, INC. Ticker: ZMH Security ID: 98956P102 Meeting Date: MAY 02, 2011 Meeting Type: Annual Record Date: MAR 03, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Betsy J. Bernard For For Management 2 Elect Director Marc N. Casper For For Management 3 Elect Director David C. Dvorak For For Management 4 Elect Director Larry C. Glasscock For For Management 5 Elect Director Robert A. Hagemann For For Management 6 Elect Director Arthur J. Higgins For For Management 7 Elect Director John L. McGoldrick For For Management 8 Elect Director Cecil B. Pickett For For Management 9 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 10 Advisory Vote on Say on Pay Frequency One Year One Year Management 11 Ratify Auditors For For Management -------------------------------------------------------------------------------- ZIONS BANCORPORATION Ticker: ZION Security ID: 989701107 Meeting Date: MAY 27, 2011 Meeting Type: Annual Record Date: MAR 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Jerry C. Atkin For For Management 2 Elect Director Roger B. Porter For For Management 3 Elect Director Stephen D. Quinn For For Management 4 Elect Director L.E. Simmons For For Management 5 Elect Director Shelley Thomas Williams For For Management 6 Elect Director Steven C. Wheelwright For For Management 7 Ratify Auditors For For Management 8 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 9 Claw-back of Payments under Against For Shareholder Restatements ============================ RS SELECT GROWTH FUND ============================= ADTRAN, INC. Ticker: ADTN Security ID: 00738A106 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Thomas R. Stanton For For Management 1.2 Elect Director H. Fenwick Huss For For Management 1.3 Elect Director Ross K. Ireland For For Management 1.4 Elect Director William L. Marks For For Management 1.5 Elect Director James E. Matthews For For Management 1.6 Elect Director Balan Nair For For Management 1.7 Elect Director Roy J. Nichols For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency None One Year Management 4 Amend Executive Incentive Bonus Plan For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- AECOM TECHNOLOGY CORPORATION Ticker: ACM Security ID: 00766T100 Meeting Date: MAR 03, 2011 Meeting Type: Annual Record Date: JAN 03, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Director Francis S.Y. Bong For For Management 1.2 Director S. Malcolm Gillis For For Management 1.3 Director Robert J. Routs For For Management 2 Ratify Auditors For For Management 3 Increase Authorized Common Stock For For Management 4 Amend Omnibus Stock Plan For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three Three Years Management Years -------------------------------------------------------------------------------- ALEXION PHARMACEUTICALS, INC. Ticker: ALXN Security ID: 015351109 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Leonard Bell For For Management 1.2 Elect Director Max Link For For Management 1.3 Elect Director William R. Keller For For Management 1.4 Elect Director Joseph A. Madri For For Management 1.5 Elect Director Larry L. Mathis For For Management 1.6 Elect Director R. Douglas Norby For For Management 1.7 Elect Director Alvin S. Parven For For Management 1.8 Elect Director Andreas Rummelt For For Management 1.9 Elect Director Ann M. Veneman For For Management 2 Increase Authorized Common Stock For For Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- ALIGN TECHNOLOGY, INC. Ticker: ALGN Security ID: 016255101 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David E. Collins For For Management 1.2 Elect Director Joseph Lacob For For Management 1.3 Elect Director C. Raymond Larkin, Jr. For For Management 1.4 Elect Director George J. Morrow For For Management 1.5 Elect Director David C. Nagel For For Management 1.6 Elect Director Thomas M. Prescott For For Management 1.7 Elect Director Greg J. Santora For For Management 1.8 Elect Director Warren S. Thaler For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- ALLSCRIPTS HEALTHCARE SOLUTIONS, INC. Ticker: MDRX Security ID: 01988P108 Meeting Date: NOV 04, 2010 Meeting Type: Annual Record Date: SEP 14, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dennis Chookaszian For For Management 1.2 Elect Director Eugene V. Fife For For Management 1.3 Elect Director Marcel L. "Gus" Gamache For For Management 1.4 Elect Director Philip D. Green For For Management 1.5 Elect Director Edward A. Kangas For For Management 1.6 Elect Director John King For For Management 1.7 Elect Director Michael J. Kluger For For Management 1.8 Elect Director Philip M. Pead For For Management 1.9 Elect Director Glen E. Tullman For For Management 1.10 Elect Director Stephen Wilson For For Management 2 Amend Qualified Employee Stock Purchase For For Management Plan 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- ALLSCRIPTS HEALTHCARE SOLUTIONS, INC. Ticker: MDRX Security ID: 01988P108 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dennis Chookaszian For For Management 1.2 Elect Director Eugene V. Fife For For Management 1.3 Elect Director Marcel L. "Gus" Gamache For For Management 1.4 Elect Director Philip D. Green For For Management 1.5 Elect Director Edward A. Kangas For For Management 1.6 Elect Director Michael J. Kluger For For Management 1.7 Elect Director Philip M. Pead For For Management 1.8 Elect Director Glen E. Tullman For For Management 2 Approve Omnibus Stock Plan For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- AMERICAN PUBLIC EDUCATION, INC. Ticker: APEI Security ID: 02913V103 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Wallace E. Boston, Jr. For For Management 1.2 Elect Director J. Christopher Everett For For Management 1.3 Elect Director Barbara G. Fast For For Management 1.4 Elect Director F. David Fowler For For Management 1.5 Elect Director Jean C. Halle For For Management 1.6 Elect Director Timothy J. Landon For For Management 1.7 Elect Director Timothy T. Weglicki For For Management 2 Approve Omnibus Stock Plan For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- BALCHEM CORPORATION Ticker: BCPC Security ID: 057665200 Meeting Date: JUN 16, 2011 Meeting Type: Annual Record Date: APR 20, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David B. Fischer For For Management 1.2 Elect Director Perry W. Premdas For For Management 1.3 Elect Director John Y. Televantos For For Management 2 Increase Authorized Common Stock For For Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- BE AEROSPACE, INC. Ticker: BEAV Security ID: 073302101 Meeting Date: JUL 29, 2010 Meeting Type: Annual Record Date: JUN 01, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jim C. Cowart For For Management 1.2 Elect Director Arthur E. Wegner For For Management 2 Ratify Auditors For For Management 3 Amend Qualified Employee Stock Purchase For Against Management Plan -------------------------------------------------------------------------------- BROOKDALE SENIOR LIVING INC. Ticker: BKD Security ID: 112463104 Meeting Date: JUN 15, 2011 Meeting Type: Annual Record Date: APR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Wesley R. Edens For Withhold Management 1.2 Elect Director Frank M. Bumstead For For Management 1.3 Elect Director W.E. Sheriff For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- COMSTOCK RESOURCES, INC. Ticker: CRK Security ID: 205768203 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director M. Jay Allison For For Management 1.2 Elect Director David W. Sledge For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- CONCUR TECHNOLOGIES, INC. Ticker: CNQR Security ID: 206708109 Meeting Date: MAR 15, 2011 Meeting Type: Annual Record Date: JAN 19, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jeffrey T. McCabe For For Management 1.2 Elect Director Edward P. Gilligan For For Management 1.3 Elect Director Rajeev Singh For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three Three Years Management Years -------------------------------------------------------------------------------- CORE LABORATORIES NV Ticker: CEI Security ID: N22717107 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David M. Demshur For For Management 1.2 Elect Director Rene R. Joyce For For Management 1.3 Elect Director Michael C. Kearney For For Management 1.4 Elect Director Jan Willem Sodderland For For Management 2 Approve Financial Statements and For For Management Statutory Reports 3 Approve Cancellation of Repurchased For For Management Shares 4 Authorize Repurchase of Up to 25.6 For For Management Percent of Issued Share Capital 5 Grant Board Authority to Issue Ordinary For For Management and Preference Shares Up To 20 Percent of Issued Capital 6 Authorize Board to Exclude Preemptive For For Management Rights from Issuance under Item 5 7 Ratify PricewaterhouseCoopers as For For Management Auditors 8 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 9 Advisory Vote on Say on Pay Frequency Three Three Years Management Years -------------------------------------------------------------------------------- COSTAR GROUP, INC. Ticker: CSGP Security ID: 22160N109 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 05, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael R. Klein For For Management 1.2 Elect Director Andrew C. Florance For For Management 1.3 Elect Director David Bonderman For Withhold Management 1.4 Elect Director Michael J. Glosserman For For Management 1.5 Elect Director Warren H. Haber For For Management 1.6 Elect Director Christopher J. Nassetta For For Management 1.7 Elect Director David J. Steinberg For For Management 2 Approve Executive Incentive Bonus Plan For For Management 3 Amend Omnibus Stock Plan For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- DECKERS OUTDOOR CORPORATION Ticker: DECK Security ID: 243537107 Meeting Date: MAY 31, 2011 Meeting Type: Annual Record Date: APR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Angel R. Martinez For For Management 1.2 Elect Director Rex A. Licklider For For Management 1.3 Elect Director John M. Gibbons For For Management 1.4 Elect Director John G. Perenchio For For Management 1.5 Elect Director Maureen Conners For For Management 1.6 Elect Director Ruth M. Owades For For Management 1.7 Elect Director Karyn O. Barsa For For Management 1.8 Elect Director Michael F. Devine, III For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- DIAMOND FOODS, INC. Ticker: DMND Security ID: 252603105 Meeting Date: JAN 18, 2011 Meeting Type: Annual Record Date: NOV 17, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John J. Gilbert For For Management 1.2 Elect Director Robert J. Zollars For For Management 1.3 Elect Director Edward A. Blechschmidt For For Management 1.4 Elect Director Steven M. Neil For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- DICE HOLDINGS, INC. Ticker: DHX Security ID: 253017107 Meeting Date: APR 15, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Peter R. Ezersky For For Management 1.2 Elect Director David S. Gordon For For Management 1.3 Elect Director David C. Hodgson For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- DIGITAL RIVER, INC. Ticker: DRIV Security ID: 25388B104 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Thomas F. Madison For For Management 1.2 Elect Director Cheryl F. Rosner For For Management 1.3 Elect Director Alfred F. Castino For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Amend Omnibus Stock Plan For Against Management 5 Approve Qualified Employee Stock For Against Management Purchase Plan 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- DRIL-QUIP, INC. Ticker: DRQ Security ID: 262037104 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director J. Mike Walker For For Management 1.2 Elect Director John V. Lovoi For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- FORTINET, INC. Ticker: FTNT Security ID: 34959E109 Meeting Date: JUN 23, 2011 Meeting Type: Annual Record Date: APR 26, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John Walecka For For Management 1.2 Elect Director Michael Xie For For Management 2 Ratify Auditors For For Management 3 Approve Qualified Employee Stock For Against Management Purchase Plan 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- FOSSIL, INC. Ticker: FOSL Security ID: 349882100 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: MAR 30, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Elaine Agather For For Management 1.2 Elect Director Jeffrey N. Boyer For For Management 1.3 Elect Director Kosta N. Kartsotis For For Management 1.4 Elect Director Elysia Holt Ragusa For For Management 1.5 Elect Director Jal S. Shroff For For Management 1.6 Elect Director James E. Skinner For For Management 1.7 Elect Director Michael Steinberg For For Management 1.8 Elect Director Donald J. Stone For For Management 1.9 Elect Director James M. Zimmerman For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- GARTNER, INC. Ticker: IT Security ID: 366651107 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael J. Bingle For For Management 1.2 Elect Director Richard J. Bressler For For Management 1.3 Elect Director Karen E. Dykstra For For Management 1.4 Elect Director Russell P. Fradin For For Management 1.5 Elect Director Anne Sutherland Fuchs For For Management 1.6 Elect Director William O. Grabe For For Management 1.7 Elect Director Eugene A. Hall For For Management 1.8 Elect Director Stephen G. Pagliuca For For Management 1.9 Elect Director James C. Smith For For Management 1.10 Elect Director Jeffrey W. Ubben For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Approve Qualified Employee Stock For For Management Purchase Plan 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- GRAFTECH INTERNATIONAL LTD. Ticker: GTI Security ID: 384313102 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Randy W. Carson For For Management 1.2 Elect Director Mary B. Cranston For For Management 1.3 Elect Director Harold E. Layman For For Management 1.4 Elect Director Ferrell P. McClean For For Management 1.5 Elect Director Nathan Milikowsky For For Management 1.6 Elect Director Michael C. Nahl For For Management 1.7 Elect Director Steven R. Shawley For For Management 1.8 Elect Director Craig S. Shular For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- GREEN DOT CORPORATION Ticker: GDOT Security ID: 39304D102 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ross E. Kendell For For Management 1.2 Elect Director William H. Ott, Jr. For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- GUESS?, INC. Ticker: GES Security ID: 401617105 Meeting Date: JUN 23, 2011 Meeting Type: Annual Record Date: MAY 05, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Kay Isaacson-Leibowitz For For Management 1.2 Elect Director Maurice Marciano For For Management 1.3 Elect Director Alex Yemenidjian For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- HEICO CORPORATION Ticker: HEI Security ID: 422806208 Meeting Date: MAR 28, 2011 Meeting Type: Annual Record Date: JAN 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Adolfo Henriques For For Management 1.2 Elect Director Samuel L. Higginbottom For For Management 1.3 Elect Director Mark H. Hildebrandt For For Management 1.4 Elect Director Wolfgang Mayrhuber For For Management 1.5 Elect Director Eric A. Mendelson For For Management 1.6 Elect Director Laurans A. Mendelson For For Management 1.7 Elect Director Victor H. Mendelson For For Management 1.8 Elect Director Alan Schriesheim For For Management 1.9 Elect Director Frank J. Schwitter For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three Three Years Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- HITTITE MICROWAVE CORPORATION Ticker: HITT Security ID: 43365Y104 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen G. Daly For For Management 1.2 Elect Director Ernest L. Godshalk For For Management 1.3 Elect Director Rick D. Hess For For Management 1.4 Elect Director Adrienne M. Markham For For Management 1.5 Elect Director Brian P. McAloon For For Management 1.6 Elect Director Cosmo S. Trapani For For Management 1.7 Elect Director Franklin Weigold For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- IHS INC. Ticker: IHS Security ID: 451734107 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jerre L. Stead For For Management 1.2 Elect Director C. Michael Armstrong For For Management 1.3 Elect Director Balakrishnan S. Iyer For For Management 1.4 Elect Director Brian H. Hall For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Amend Omnibus Stock Plan For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- J2 GLOBAL COMMUNICATIONS, INC. Ticker: JCOM Security ID: 46626E205 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elector Director Douglas Y. Bech For For Management 1.2 Elect Director Robert J. Cresci For For Management 1.3 Elect Director W. Brian Kretzmer For For Management 1.4 Elect Director Richard S. Ressler For For Management 1.5 Elect Director John F. Rieley For For Management 1.6 Elect Director Stephen Ross For For Management 1.7 Elect Director Michael P. Schulhof For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Other Business For For Management -------------------------------------------------------------------------------- LKQ CORPORATION Ticker: LKQX Security ID: 501889208 Meeting Date: MAY 02, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director A. Clinton Allen For For Management 1.2 Elect Director Victor M. Casini For For Management 1.3 Elect Director Robert M. Devlin For Withhold Management 1.4 Elect Director Donald F. Flynn For For Management 1.5 Elect Director Kevin F. Flynn For For Management 1.6 Elect Director Ronald G. Foster For For Management 1.7 Elect Director Joseph M. Holsten For For Management 1.8 Elect Director Paul M. Meister For For Management 1.9 Elect Director John F. O'Brien For For Management 1.10 Elect Director William M. Webster, IV For For Management 2 Ratify Auditors For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Amend Executive Incentive Bonus Plan For For Management 5 Amend Omnibus Stock Plan For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- MASIMO CORPORATION Ticker: MASI Security ID: 574795100 Meeting Date: JUN 01, 2011 Meeting Type: Annual Record Date: APR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Steven J. Barker For For Management 1.2 Elect Director Sanford Fitch For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Require a Majority Vote for the Against For Shareholder Election of Directors -------------------------------------------------------------------------------- MSCI INC. Ticker: MSCI Security ID: 55354G100 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Benjamin F. duPont For For Management 2 Elect Director Henry A. Fernandez For For Management 3 Elect Director Alice W. Handy For For Management 4 Elect Director Catherine R. Kinney For For Management 5 Elect Director Linda H. Riefler For For Management 6 Elect Director George W. Siguler For For Management 7 Elect Director Scott M. Sipprelle For For Management 8 Elect Director Patrick Tierney For For Management 9 Elect Director Rodolphe M. Vallee For For Management 10 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 11 Advisory Vote on Say on Pay Frequency One Year One Year Management 12 Ratify Auditors For For Management -------------------------------------------------------------------------------- NETLOGIC MICROSYSTEMS, INC. Ticker: NETL Security ID: 64118B100 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ronald Jankov For For Management 1.2 Elect Director Norman Godinho For For Management 1.3 Elect Director Marvin Burkett For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Require a Majority Vote for the Against For Shareholder Election of Directors -------------------------------------------------------------------------------- OLD DOMINION FREIGHT LINE, INC. Ticker: ODFL Security ID: 679580100 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Earl E. Congdon For For Management 1.2 Elect Director David S. Congdon For For Management 1.3 Elect Director John R. Congdon For For Management 1.4 Elect Director J. Paul Breitbach For For Management 1.5 Elect Director John R. Congdon, Jr. For For Management 1.6 Elect Director Robert G. Culp, III For For Management 1.7 Elect Director John D. Kasarda For For Management 1.8 Elect Director Leo H. Suggs For For Management 1.9 Elect Director D. Michael Wray For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Require Independent Board Chairman Against Against Shareholder 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- P.F. CHANG'S CHINA BISTRO, INC. Ticker: PFCB Security ID: 69333Y108 Meeting Date: APR 19, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Kerrii B. Anderson For For Management 2 Elect Director F. Lane Cardwell, Jr. For For Management 3 Elect Director Richard L. Federico For For Management 4 Elect Director Lesley H. Howe For For Management 5 Elect Director Dawn E. Hudson For For Management 6 Elect Director M. Ann Rhoades For For Management 7 Elect Director James G. Shennan, Jr. For For Management 8 Elect Director R. Michael Welborn For For Management 9 Elect Director Kenneth J. Wessels For For Management 10 Ratify Auditors For For Management 11 Amend Omnibus Stock Plan For Against Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management 14 Adjourn Meeting For For Management -------------------------------------------------------------------------------- PHARMACEUTICAL PRODUCT DEVELOPMENT, INC. Ticker: PPDI Security ID: 717124101 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stuart Bondurant For For Management 1.2 Elect Director Vaughn D. Bryson For For Management 1.3 Elect Director Fredric N. Eshelman For For Management 1.4 Elect Director Frederick Frank For For Management 1.5 Elect Director Robert A. Ingram For For Management 1.6 Elect Director Terry Magnuson For For Management 1.7 Elect Director Ernest Mario For For Management 1.8 Elect Director Ralph Snyderman For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management 5 Other Business For For Management -------------------------------------------------------------------------------- POLYCOM, INC. Ticker: PLCM Security ID: 73172K104 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Andrew M. Miller For For Management 1.2 Elect Director Betsy S. Atkins For For Management 1.3 Elect Director David G. Dewalt For For Management 1.4 Elect Director John A. Kelley, Jr. For For Management 1.5 Elect Director D. Scott Mercer For For Management 1.6 Elect Director William A. Owens For For Management 1.7 Elect Director Kevin T. Parker For For Management 2 Increase Authorized Common Stock For Against Management 3 Approve Omnibus Stock Plan For Against Management 4 Amend Qualified Employee Stock Purchase For Against Management Plan 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years 7 Ratify Auditors For For Management -------------------------------------------------------------------------------- PORTFOLIO RECOVERY ASSOCIATES, INC. Ticker: PRAA Security ID: 73640Q105 Meeting Date: JUN 10, 2011 Meeting Type: Annual Record Date: APR 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James M. Voss For For Management 1.2 Elect Director Scott M. Tabakin For For Management 2 Increase Authorized Common Stock For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- POWER INTEGRATIONS, INC. Ticker: POWI Security ID: 739276103 Meeting Date: JUN 27, 2011 Meeting Type: Annual Record Date: APR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Balu Balakrishnan For For Management 1.2 Elect Director Alan D. Bickell For For Management 1.3 Elect Director Nicholas E. Brathwaite For For Management 1.4 Elect Director James R. Fiebiger For For Management 1.5 Elect Director William George For For Management 1.6 Elect Director Balakrishnan S. Iyer For For Management 1.7 Elect Director E. Floyd Kvamme For For Management 1.8 Elect Director Steven J. Sharp For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency None One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- RIVERBED TECHNOLOGY, INC. Ticker: RVBD Security ID: 768573107 Meeting Date: JUN 01, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Michael R. Kourey For For Management 2 Elect Director Mark S. Lewis For For Management 3 Elect Director Steven McCanne For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- ROCK-TENN COMPANY Ticker: RKT Security ID: 772739207 Meeting Date: MAY 27, 2011 Meeting Type: Special Record Date: APR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- ROCKWOOD HOLDINGS, INC. Ticker: ROC Security ID: 774415103 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Brian F. Carroll For For Management 1.2 Elect Director Todd A. Fisher For For Management 1.3 Elect Director Douglas L. Maine For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- ROVI CORPORATION Ticker: ROVI Security ID: 779376102 Meeting Date: MAY 24, 2011 Meeting Type: Annual Record Date: MAR 30, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Alfred J. Amoroso For For Management 1.2 Elect Director Alan L. Earhart For For Management 1.3 Elect Director Andrew K. Ludwick For For Management 1.4 Elect Director James E. Meyer For For Management 1.5 Elect Director James P. O?Shaughnessy For For Management 1.6 Elect Director Ruthann Quindlen For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- SAPIENT CORPORATION Ticker: SAPE Security ID: 803062108 Meeting Date: JUN 08, 2011 Meeting Type: Annual Record Date: APR 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James M. Benson For For Management 1.2 Elect Director Hermann Buerger For For Management 1.3 Elect Director Darius W. Gaskins, Jr. For For Management 1.4 Elect Director Jerry A. Greenberg For For Management 1.5 Elect Director Alan J. Herrick For For Management 1.6 Elect Director J. Stuart Moore For For Management 1.7 Elect Director Ashok Shah For For Management 1.8 Elect Director Vijay Singal For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- SIRONA DENTAL SYSTEMS, INC Ticker: SIRO Security ID: 82966C103 Meeting Date: FEB 23, 2011 Meeting Type: Annual Record Date: DEC 27, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William K. Hood For For Management 1.2 Elect Director Thomas Jetter For For Management 1.3 Elect Director Harry M. Jansen Kraemer, For For Management Jr. 1.4 Elect Director Jeffrey T. Slovin For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- STEVEN MADDEN, LTD. Ticker: SHOO Security ID: 556269108 Meeting Date: MAY 27, 2011 Meeting Type: Annual Record Date: APR 05, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edward R Rosenfeld For For Management 1.2 Elect Director John L Madden For For Management 1.3 Elect Director Peter Migliorini For For Management 1.4 Elect Director Richard P Randall For For Management 1.5 Elect Director Ravi Sachdev For For Management 1.6 Elect Director Thomas H Schwartz For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- SVB FINANCIAL GROUP Ticker: SIVB Security ID: 78486Q101 Meeting Date: APR 21, 2011 Meeting Type: Annual Record Date: FEB 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Greg W. Becker For For Management 1.2 Elect Director Eric A. Benhamou For For Management 1.3 Elect Director David M. Clapper For For Management 1.4 Elect Director Roger F. Dunbar For For Management 1.5 Elect Director Joel P. Friedman For For Management 1.6 Elect Director G. Felda Hardymon For For Management 1.7 Elect Director Alex W. Hart For For Management 1.8 Elect Director C. Richard Kramlich For For Management 1.9 Elect Director Lata Krishnan For For Management 1.10 Elect Director Kate D. Mitchell For For Management 1.11 Elect Director John F. Robinson For For Management 1.12 Elect Director Kyung H. Yoon For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Other Business None For Management -------------------------------------------------------------------------------- THE SCOTTS MIRACLE-GRO COMPANY Ticker: SMG Security ID: 810186106 Meeting Date: JAN 20, 2011 Meeting Type: Annual Record Date: NOV 24, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James Hagedorn For For Management 1.2 Elect Director William G. Jurgensen For For Management 1.3 Elect Director Nancy G. Mistretta For For Management 1.4 Elect Director Stephanie M. Shern For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Amend Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- THE ULTIMATE SOFTWARE GROUP, INC. Ticker: ULTI Security ID: 90385D107 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director LeRoy A. Vander Putten For For Management 1.2 Elect Director Robert A. Yanover For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- TOWER GROUP, INC. Ticker: TWGP Security ID: 891777104 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael H. Lee For For Management 1.2 Elect Director William W. Fox, Jr. For For Management 1.3 Elect Director William A. Robbie For For Management 1.4 Elect Director Steven W. Schuster For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- TRACTOR SUPPLY COMPANY Ticker: TSCO Security ID: 892356106 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James F. Wright For For Management 1.2 Elect Director Johnston C. Adams For For Management 1.3 Elect Director William Bass For For Management 1.4 Elect Director Peter D. Bewley For For Management 1.5 Elect Director Jack C. Bingleman For For Management 1.6 Elect Director Richard W. Frost For For Management 1.7 Elect Director Cynthia T. Jamison For For Management 1.8 Elect Director George MacKenzie For For Management 1.9 Elect Director Edna K. Morris For For Management 2 Increase Authorized Common Stock For Against Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- TRANSDIGM GROUP INCORPORATED Ticker: TDG Security ID: 893641100 Meeting Date: MAR 03, 2011 Meeting Type: Annual Record Date: JAN 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Sean P. Hennessy For For Management 1.2 Elect Director Douglas W. Peacock For For Management 2 Amend Omnibus Stock Plan For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Two Years Two Years Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- ULTA SALON, COSMETICS & FRAGRANCE, INC. Ticker: ULTA Security ID: 90384S303 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dennis K. Eck For For Management 1.2 Elect Director Charles J. Philippin For For Management 1.3 Elect Director Kenneth T. Stevens For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- UNDER ARMOUR, INC. Ticker: UA Security ID: 904311107 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: FEB 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Kevin A. Plank For For Management 1.2 Elect Director Byron K. Adams, Jr. For For Management 1.3 Elect Director Douglas E. Coltharp For For Management 1.4 Elect Director Anthony W. Deering For For Management 1.5 Elect Director A.B. Krongard For For Management 1.6 Elect Director William R. McDermott For For Management 1.7 Elect Director Harvey L. Sanders For For Management 1.8 Elect Director T homas J. Sippel For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- UNITED THERAPEUTICS CORPORATION Ticker: UTHR Security ID: 91307C102 Meeting Date: JUN 29, 2011 Meeting Type: Annual Record Date: APR 30, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Raymond Dwek For For Management 1.2 Elect Director Roger Jeffs For For Management 1.3 Elect Director Christopher Patusky For For Management 1.4 Elect Director Tommy Thompson For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- VERIFONE SYSTEMS, INC. Ticker: PAY Security ID: 92342Y109 Meeting Date: JUN 29, 2011 Meeting Type: Annual Record Date: MAY 06, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert W. Alspaugh For For Management 1.2 Elect Director Douglas G. Bergeron For For Management 1.3 Elect Director Leslie G. Denend For For Management 1.4 Elect Director Alex W. Hart For For Management 1.5 Elect Director Robert B. Henske For For Management 1.6 Elect Director Richard A. McGinn For For Management 1.7 Elect Director Eitan Raff For For Management 1.8 Elect Director Charles R. Rinehart For For Management 1.9 Elect Director Jeffrey E. Stiefler For For Management 2 Amend Omnibus Stock Plan For For Management 3 Amend Executive Incentive Bonus Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- VERISK ANALYTICS, INC. Ticker: VRSK Security ID: 92345Y106 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frank J. Coyne For For Management 1.2 Elect Director Christopher M. Foskett For For Management 1.3 Elect Director David B. Wright For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- VISTAPRINT NV Ticker: VPRT Security ID: N93540107 Meeting Date: NOV 04, 2010 Meeting Type: Annual Record Date: OCT 07, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Louis R. Page to Supervisory For For Management Board 2 Elect Richard T. Riley to Supervisory For For Management Board 3 Approve Financial Statements For For Management 4 Approve Discharge of Management Board For For Management 5 Approve Discharge of Supervisory Board For For Management 6 Authorize Repurchase of Up to Ten For For Management Percent of Issued Share Capital 7 Ratify Ernst & Young LLP as Auditors For For Management 8 Other Business (Non-Voting) None None Management -------------------------------------------------------------------------------- VISTAPRINT NV Ticker: VPRT Security ID: N93540107 Meeting Date: JUN 30, 2011 Meeting Type: Special Record Date: JUN 02, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Omnibus Stock Plan For For Management 2 Elect Katryn Blake as Director For For Management 3 Elect Donald Nelson as Director For For Management 4 Elect Nicholas Ruotolo as Director For For Management 5 Elect Ernst Teunissen as Director For For Management -------------------------------------------------------------------------------- VITAMIN SHOPPE, INC. Ticker: VSI Security ID: 92849E101 Meeting Date: JUN 01, 2011 Meeting Type: Annual Record Date: APR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard L. Markee For For Management 1.2 Elect Director B. Michael Becker For For Management 1.3 Elect Director Catherine E. Buggeln For For Management 1.4 Elect Director John H. Edmondson For For Management 1.5 Elect Director David H. Edwab For For Management 1.6 Elect Director Douglas R. Korn For For Management 1.7 Elect Director Richard L. Perkal For For Management 1.8 Elect Director Beth M. Pritchard For For Management 1.9 Elect Director Katherine Savitt-Lennon For For Management 1.10 Elect Director Anthony N. Truesdale For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- WMS INDUSTRIES INC. Ticker: WMS Security ID: 929297109 Meeting Date: DEC 09, 2010 Meeting Type: Annual Record Date: OCT 14, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert J. Bahash For For Management 1.2 Elect Director Brian R. Gamache For For Management 1.3 Elect Director Patricia M. Nazemetz For For Management 1.4 Elect Director Louis J. Nicastro For For Management 1.5 Elect Director Neil D. Nicastro For For Management 1.6 Elect Director Edward W. Rabin, Jr. For For Management 1.7 Elect Director Ira S. Sheinfeld For For Management 1.8 Elect Director Bobby L. Siller For For Management 1.9 Elect Director William J. Vareschi, Jr. For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- WRIGHT EXPRESS CORPORATION Ticker: WXS Security ID: 98233Q105 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Rowland T. Moriarty For For Management 1.2 Elect Director Ronald T. Maheu For For Management 1.3 Elect Director Michael E. Dubyak For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management =========================== RS SMALL CAP EQUITY FUND =========================== ACCURAY INCORPORATED Ticker: ARAY Security ID: 004397105 Meeting Date: NOV 19, 2010 Meeting Type: Annual Record Date: SEP 21, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert S. Weiss For For Management 1.2 Elect Director Peter Fine For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- ADTRAN, INC. Ticker: ADTN Security ID: 00738A106 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Thomas R. Stanton For For Management 1.2 Elect Director H. Fenwick Huss For For Management 1.3 Elect Director Ross K. Ireland For For Management 1.4 Elect Director William L. Marks For For Management 1.5 Elect Director James E. Matthews For For Management 1.6 Elect Director Balan Nair For For Management 1.7 Elect Director Roy J. Nichols For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency None One Year Management 4 Amend Executive Incentive Bonus Plan For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- AECOM TECHNOLOGY CORPORATION Ticker: ACM Security ID: 00766T100 Meeting Date: MAR 03, 2011 Meeting Type: Annual Record Date: JAN 03, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Director Francis S.Y. Bong For For Management 1.2 Director S. Malcolm Gillis For For Management 1.3 Director Robert J. Routs For For Management 2 Ratify Auditors For For Management 3 Increase Authorized Common Stock For For Management 4 Amend Omnibus Stock Plan For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three Three Years Management Years -------------------------------------------------------------------------------- ALIGN TECHNOLOGY, INC. Ticker: ALGN Security ID: 016255101 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David E. Collins For For Management 1.2 Elect Director Joseph Lacob For For Management 1.3 Elect Director C. Raymond Larkin, Jr. For For Management 1.4 Elect Director George J. Morrow For For Management 1.5 Elect Director David C. Nagel For For Management 1.6 Elect Director Thomas M. Prescott For For Management 1.7 Elect Director Greg J. Santora For For Management 1.8 Elect Director Warren S. Thaler For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- ALTRA HOLDINGS, INC. Ticker: AIMC Security ID: 02208R106 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edmund M. Carpenter For For Management 1.2 Elect Director Carl R. Christenson For For Management 1.3 Elect Director Lyle G. Ganske For For Management 1.4 Elect Director Michael L. Hurt For For Management 1.5 Elect Director Michael S. Lipscomb For For Management 1.6 Elect Director Larry McPherson For For Management 1.7 Elect Director James H. Woodward Jr. For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- AMERICAN PUBLIC EDUCATION, INC. Ticker: APEI Security ID: 02913V103 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Wallace E. Boston, Jr. For For Management 1.2 Elect Director J. Christopher Everett For For Management 1.3 Elect Director Barbara G. Fast For For Management 1.4 Elect Director F. David Fowler For For Management 1.5 Elect Director Jean C. Halle For For Management 1.6 Elect Director Timothy J. Landon For For Management 1.7 Elect Director Timothy T. Weglicki For For Management 2 Approve Omnibus Stock Plan For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- ANCESTRY.COM INC. Ticker: ACOM Security ID: 032803108 Meeting Date: MAY 24, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David Goldberg For For Management 1.2 Elect Director Victor Parker For For Management 1.3 Elect Director Michael Schroepfer For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- AVEO PHARMACEUTICALS, INC. Ticker: AVEO Security ID: 053588109 Meeting Date: JUN 01, 2011 Meeting Type: Annual Record Date: APR 05, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Kenneth M. Bate For For Management 1.2 Elect Director Ronald A. DePinho, M.D. For For Management 1.3 Elect Director Anthony B. Evnin, Ph.D. For For Management 1.4 Elect Director Nicholas G. Galakatos, For For Management Ph.D. 1.5 Elect Director Tuan Ha-Ngoc For For Management 1.6 Elect Director Raju Kucherlapati, Ph.D. For For Management 1.7 Elect Director Henri A. Termeer For For Management 1.8 Elect Director Kenneth E. Weg For For Management 1.9 Elect Director Robert C. Young, M.D. For For Management 2 Amend Omnibus Stock Plan For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- BALCHEM CORPORATION Ticker: BCPC Security ID: 057665200 Meeting Date: JUN 16, 2011 Meeting Type: Annual Record Date: APR 20, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David B. Fischer For For Management 1.2 Elect Director Perry W. Premdas For For Management 1.3 Elect Director John Y. Televantos For For Management 2 Increase Authorized Common Stock For For Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- BE AEROSPACE, INC. Ticker: BEAV Security ID: 073302101 Meeting Date: JUL 29, 2010 Meeting Type: Annual Record Date: JUN 01, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jim C. Cowart For For Management 1.2 Elect Director Arthur E. Wegner For For Management 2 Ratify Auditors For For Management 3 Amend Qualified Employee Stock Purchase For Against Management Plan -------------------------------------------------------------------------------- BIOMARIN PHARMACEUTICAL INC. Ticker: BMRN Security ID: 09061G101 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jean-Jacques Bienaime For For Management 1.2 Elect Director Michael Grey For For Management 1.3 Elect Director Elaine J. Heron For For Management 1.4 Elect Director Pierre Lapalme For For Management 1.5 Elect Director V. Bryan Lawlis For For Management 1.6 Elect Director Richard A. Meier For For Management 1.7 Elect Director Alan J. Lewis For For Management 1.8 Elect Director William D. Young For For Management 1.9 Elect Director Kenneth M. Bate For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- BJ'S RESTAURANTS, INC. Ticker: BJRI Security ID: 09180C106 Meeting Date: JUN 07, 2011 Meeting Type: Annual Record Date: APR 20, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Gerald W. Deitchle For For Management 1.2 Elect Director James A. Dal Pozzo For For Management 1.3 Elect Director J. Roger King For For Management 1.4 Elect Director Larry D. Bouts For For Management 1.5 Elect Director John F. Grundhofer For For Management 1.6 Elect Director Peter A. Bassi For For Management 1.7 Elect Director William L. Hyde, Jr. For For Management 1.8 Elect Director Lea Anne S. Ottinger For For Management 2 Approve Executive Incentive Bonus Plan For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- COMPLETE PRODUCTION SERVICES, INC. Ticker: CPX Security ID: 20453E109 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert S. Boswell For For Management 1.2 Elect Director Michael McShane For For Management 1.3 Elect Director Marcus A. Watts For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- COMSCORE, INC. Ticker: SCOR Security ID: 20564W105 Meeting Date: JUL 20, 2010 Meeting Type: Annual Record Date: JUN 06, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Gian M. Fulgoni For For Management 1.2 Elect Director Jeffrey Ganek For For Management 1.3 Elect Director Bruce Golden For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- COMSTOCK RESOURCES, INC. Ticker: CRK Security ID: 205768203 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director M. Jay Allison For For Management 1.2 Elect Director David W. Sledge For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- CONCUR TECHNOLOGIES, INC. Ticker: CNQR Security ID: 206708109 Meeting Date: MAR 15, 2011 Meeting Type: Annual Record Date: JAN 19, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jeffrey T. McCabe For For Management 1.2 Elect Director Edward P. Gilligan For For Management 1.3 Elect Director Rajeev Singh For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three Three Years Management Years -------------------------------------------------------------------------------- CORE LABORATORIES NV Ticker: CEI Security ID: N22717107 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David M. Demshur For For Management 1.2 Elect Director Rene R. Joyce For For Management 1.3 Elect Director Michael C. Kearney For For Management 1.4 Elect Director Jan Willem Sodderland For For Management 2 Approve Financial Statements and For For Management Statutory Reports 3 Approve Cancellation of Repurchased For For Management Shares 4 Authorize Repurchase of Up to 25.6 For For Management Percent of Issued Share Capital 5 Grant Board Authority to Issue Ordinary For For Management and Preference Shares Up To 20 Percent of Issued Capital 6 Authorize Board to Exclude Preemptive For For Management Rights from Issuance under Item 5 7 Ratify PricewaterhouseCoopers as For For Management Auditors 8 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 9 Advisory Vote on Say on Pay Frequency Three Three Years Management Years -------------------------------------------------------------------------------- CROCS, INC. Ticker: CROX Security ID: 227046109 Meeting Date: JUN 28, 2011 Meeting Type: Annual Record Date: APR 29, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Thomas J. Smach For For Management 1.2 Elect Director John P. McCarvel For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three Three Years Management Years -------------------------------------------------------------------------------- DECKERS OUTDOOR CORPORATION Ticker: DECK Security ID: 243537107 Meeting Date: MAY 31, 2011 Meeting Type: Annual Record Date: APR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Angel R. Martinez For For Management 1.2 Elect Director Rex A. Licklider For For Management 1.3 Elect Director John M. Gibbons For For Management 1.4 Elect Director John G. Perenchio For For Management 1.5 Elect Director Maureen Conners For For Management 1.6 Elect Director Ruth M. Owades For For Management 1.7 Elect Director Karyn O. Barsa For For Management 1.8 Elect Director Michael F. Devine, III For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- DEXCOM, INC. Ticker: DXCM Security ID: 252131107 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jonathan T. Lord For For Management 1.2 Elect Director Eric Topol For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- DIAMOND FOODS, INC. Ticker: DMND Security ID: 252603105 Meeting Date: JAN 18, 2011 Meeting Type: Annual Record Date: NOV 17, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John J. Gilbert For For Management 1.2 Elect Director Robert J. Zollars For For Management 1.3 Elect Director Edward A. Blechschmidt For For Management 1.4 Elect Director Steven M. Neil For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- DICE HOLDINGS, INC. Ticker: DHX Security ID: 253017107 Meeting Date: APR 15, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Peter R. Ezersky For For Management 1.2 Elect Director David S. Gordon For For Management 1.3 Elect Director David C. Hodgson For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- DIGITAL RIVER, INC. Ticker: DRIV Security ID: 25388B104 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Thomas F. Madison For For Management 1.2 Elect Director Cheryl F. Rosner For For Management 1.3 Elect Director Alfred F. Castino For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Amend Omnibus Stock Plan For Against Management 5 Approve Qualified Employee Stock For Against Management Purchase Plan 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- DRIL-QUIP, INC. Ticker: DRQ Security ID: 262037104 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director J. Mike Walker For For Management 1.2 Elect Director John V. Lovoi For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- FINANCIAL ENGINES, INC. Ticker: FNGN Security ID: 317485100 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Blake R. Grossman For For Management 1.2 Elect Director Robert A. Huret For For Management 1.3 Elect Director Jeffrey N. Maggioncalda For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- FORTINET, INC. Ticker: FTNT Security ID: 34959E109 Meeting Date: JUN 23, 2011 Meeting Type: Annual Record Date: APR 26, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John Walecka For For Management 1.2 Elect Director Michael Xie For For Management 2 Ratify Auditors For For Management 3 Approve Qualified Employee Stock For Against Management Purchase Plan 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- G-III APPAREL GROUP, LTD. Ticker: GIII Security ID: 36237H101 Meeting Date: JUN 07, 2011 Meeting Type: Annual Record Date: APR 29, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Morris Goldfarb For For Management 1.2 Elect Director Sammy Aaron For For Management 1.3 Elect Director Thomas J. Brosig For For Management 1.4 Elect Director Alan Feller For For Management 1.5 Elect Director Jeffrey Goldfarb For For Management 1.6 Elect Director Carl Katz For For Management 1.7 Elect Director Laura Pomerantz For For Management 1.8 Elect Director Willem van Bokhorst For For Management 1.9 Elect Director Richard White For For Management 2 Increase Authorized Common Stock For Against Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- GARDNER DENVER, INC. Ticker: GDI Security ID: 365558105 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Donald G. Barger, Jr. For For Management 1.2 Elect Director Raymond R. Hipp For For Management 1.3 Elect Director David D. Petratis For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- GARTNER, INC. Ticker: IT Security ID: 366651107 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael J. Bingle For For Management 1.2 Elect Director Richard J. Bressler For For Management 1.3 Elect Director Karen E. Dykstra For For Management 1.4 Elect Director Russell P. Fradin For For Management 1.5 Elect Director Anne Sutherland Fuchs For For Management 1.6 Elect Director William O. Grabe For For Management 1.7 Elect Director Eugene A. Hall For For Management 1.8 Elect Director Stephen G. Pagliuca For For Management 1.9 Elect Director James C. Smith For For Management 1.10 Elect Director Jeffrey W. Ubben For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Approve Qualified Employee Stock For For Management Purchase Plan 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- GAYLORD ENTERTAINMENT COMPANY Ticker: GET Security ID: 367905106 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Glenn J. Angiolillo For For Management 1.2 Elect Director Michael J. Bender For For Management 1.3 Elect Director E. K. Gaylord II For For Management 1.4 Elect Director Ralph Horn For For Management 1.5 Elect Director David W. Johnson For For Management 1.6 Elect Director Ellen Levine For For Management 1.7 Elect Director Terrell T. Philen, Jr. For For Management 1.8 Elect Director Robert S. Prather, Jr. For For Management 1.9 Elect Director Colin V. Reed For For Management 1.10 Elect Director Michael D. Rose For For Management 1.11 Elect Director Michael I. Roth For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- GRAFTECH INTERNATIONAL LTD. Ticker: GTI Security ID: 384313102 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Randy W. Carson For For Management 1.2 Elect Director Mary B. Cranston For For Management 1.3 Elect Director Harold E. Layman For For Management 1.4 Elect Director Ferrell P. McClean For For Management 1.5 Elect Director Nathan Milikowsky For For Management 1.6 Elect Director Michael C. Nahl For For Management 1.7 Elect Director Steven R. Shawley For For Management 1.8 Elect Director Craig S. Shular For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- GUESS?, INC. Ticker: GES Security ID: 401617105 Meeting Date: JUN 23, 2011 Meeting Type: Annual Record Date: MAY 05, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Kay Isaacson-Leibowitz For For Management 1.2 Elect Director Maurice Marciano For For Management 1.3 Elect Director Alex Yemenidjian For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- HEALTHWAYS, INC. Ticker: HWAY Security ID: 422245100 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Thomas G. Cigarran For For Management 1.2 Elect Director C. Warren Neel For For Management 1.3 Elect Director John W. Ballantine For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- HEICO CORPORATION Ticker: HEI Security ID: 422806208 Meeting Date: MAR 28, 2011 Meeting Type: Annual Record Date: JAN 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Adolfo Henriques For For Management 1.2 Elect Director Samuel L. Higginbottom For For Management 1.3 Elect Director Mark H. Hildebrandt For For Management 1.4 Elect Director Wolfgang Mayrhuber For For Management 1.5 Elect Director Eric A. Mendelson For For Management 1.6 Elect Director Laurans A. Mendelson For For Management 1.7 Elect Director Victor H. Mendelson For For Management 1.8 Elect Director Alan Schriesheim For For Management 1.9 Elect Director Frank J. Schwitter For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three Three Years Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- HIGHER ONE HOLDINGS, INC. Ticker: ONE Security ID: 42983D104 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mark Volchek For For Management 1.2 Elect Director David Cromwell For For Management 1.3 Elect Director Stewart Gross For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- HITTITE MICROWAVE CORPORATION Ticker: HITT Security ID: 43365Y104 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen G. Daly For For Management 1.2 Elect Director Ernest L. Godshalk For For Management 1.3 Elect Director Rick D. Hess For For Management 1.4 Elect Director Adrienne M. Markham For For Management 1.5 Elect Director Brian P. McAloon For For Management 1.6 Elect Director Cosmo S. Trapani For For Management 1.7 Elect Director Franklin Weigold For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- IBERIABANK CORPORATION Ticker: IBKC Security ID: 450828108 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Harry V. Barton, Jr. For For Management 1.2 Elect Director E. Stewart Shea III For For Management 1.3 Elect Director David H. Welch For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- ICF INTERNATIONAL, INC. Ticker: ICFI Security ID: 44925C103 Meeting Date: JUN 03, 2011 Meeting Type: Annual Record Date: APR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edward H. Bersoff For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- ICON PLC Ticker: IJF Security ID: 45103T107 Meeting Date: JUL 19, 2010 Meeting Type: Annual Record Date: JUN 09, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Accept Financial Statements and For For Management Statutory Reports 2 Reelect Bruce Given as Director For For Management 3 Reelect Thomas Lynch as Director For For Management 4 Reelect Declan McKeon as Director For For Management 5 Authorise Board to Fix Remuneration of For For Management Auditors 6 Authorise Issuance of Equity or For For Management Equity-Linked Securities with Preemptive Rights 7 Authorise Issuance of Equity or For For Management Equity-Linked Securities without Preemptive Rights 8 Authorise Shares for Market Purchase For For Management 9 Amend Articles Re: Replacement to Form For For Management of Articles of Association 10 Authorise the Company to Call EGM with For For Management Two Weeks' Notice -------------------------------------------------------------------------------- INFORMATICA CORPORATION Ticker: INFA Security ID: 45666Q102 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Mark A. Bertelsen For For Management 2 Elect Director A. Brooke Seawell For For Management 3 Elect Director Godfrey R. Sullivan For For Management 4 Amend Omnibus Stock Plan For Against Management 5 Ratify Auditors For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- J2 GLOBAL COMMUNICATIONS, INC. Ticker: JCOM Security ID: 46626E205 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elector Director Douglas Y. Bech For For Management 1.2 Elect Director Robert J. Cresci For For Management 1.3 Elect Director W. Brian Kretzmer For For Management 1.4 Elect Director Richard S. Ressler For For Management 1.5 Elect Director John F. Rieley For For Management 1.6 Elect Director Stephen Ross For For Management 1.7 Elect Director Michael P. Schulhof For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Other Business For For Management -------------------------------------------------------------------------------- LKQ CORPORATION Ticker: LKQX Security ID: 501889208 Meeting Date: MAY 02, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director A. Clinton Allen For For Management 1.2 Elect Director Victor M. Casini For For Management 1.3 Elect Director Robert M. Devlin For Withhold Management 1.4 Elect Director Donald F. Flynn For For Management 1.5 Elect Director Kevin F. Flynn For For Management 1.6 Elect Director Ronald G. Foster For For Management 1.7 Elect Director Joseph M. Holsten For For Management 1.8 Elect Director Paul M. Meister For For Management 1.9 Elect Director John F. O'Brien For For Management 1.10 Elect Director William M. Webster, IV For For Management 2 Ratify Auditors For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Amend Executive Incentive Bonus Plan For For Management 5 Amend Omnibus Stock Plan For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- LSB INDUSTRIES, INC. Ticker: LXU Security ID: 502160104 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Steven J. Golsen For For Management 1.2 Elect Director Bernard G. Ille For For Management 1.3 Elect Director Donald W. Munson For For Management 1.4 Elect Director Ronald V. Perry For For Management 1.5 Elect Director Tony M. Shelby For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- MARKETAXESS HOLDINGS INC. Ticker: MKTX Security ID: 57060D108 Meeting Date: JUN 09, 2011 Meeting Type: Annual Record Date: APR 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard M. McVey For For Management 1.2 Elect Director Sharon Brown-Hruska For For Management 1.3 Elect Director Roger Burkhardt For For Management 1.4 Elect Director Stephen P. Casper For For Management 1.5 Elect Director David G. Gomach For For Management 1.6 Elect Director Carlos M. Hernandez For For Management 1.7 Elect Director Ronald M. Hersch For For Management 1.8 Elect Director Jerome S. Markowitz For For Management 1.9 Elect Director T. Kelley Millet For For Management 1.10 Elect Director Nicolas S. Rohatyn For For Management 1.11 Elect Director John Steinhardt For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- MASIMO CORPORATION Ticker: MASI Security ID: 574795100 Meeting Date: JUN 01, 2011 Meeting Type: Annual Record Date: APR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Steven J. Barker For For Management 1.2 Elect Director Sanford Fitch For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Require a Majority Vote for the Against For Shareholder Election of Directors -------------------------------------------------------------------------------- MEDIDATA SOLUTIONS, INC. Ticker: MDSO Security ID: 58471A105 Meeting Date: MAY 31, 2011 Meeting Type: Annual Record Date: APR 05, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Tarek A. Sherif For For Management 1.2 Elect Director Glen M. de Vries For For Management 1.3 Elect Director Carlos Dominguez For For Management 1.4 Elect Director Neil M. Kurtz For For Management 1.5 Elect Director George W. McCulloch For For Management 1.6 Elect Director Lee A. Shapiro For For Management 1.7 Elect Director Robert B. Taylor For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- NEKTAR THERAPEUTICS Ticker: NKTR Security ID: 640268108 Meeting Date: JUN 14, 2011 Meeting Type: Annual Record Date: APR 27, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Joseph J. Krivulka For For Management 1.2 Elect Director Howard W. Robin For For Management 1.3 Elect Director Dennis L. Winger For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- NETGEAR, INC. Ticker: NTGR Security ID: 64111Q104 Meeting Date: MAY 24, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Patrick C.S. Lo For For Management 1.2 Elect Director Jocelyn E. Carter-Miller For For Management 1.3 Elect Director Ralph E. Faison For For Management 1.4 Elect Director A. Timothy Godwin For For Management 1.5 Elect Director Jef Graham For For Management 1.6 Elect Director Linwood A. Lacy, Jr. For For Management 1.7 Elect Director Gregory J. Rossmann For For Management 1.8 Elect Director Julie A. Shimer For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- NETLOGIC MICROSYSTEMS, INC. Ticker: NETL Security ID: 64118B100 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ronald Jankov For For Management 1.2 Elect Director Norman Godinho For For Management 1.3 Elect Director Marvin Burkett For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Require a Majority Vote for the Against For Shareholder Election of Directors -------------------------------------------------------------------------------- O2MICRO INTERNATIONAL LTD. Ticker: OIIM Security ID: 67107W100 Meeting Date: JUN 22, 2011 Meeting Type: Annual Record Date: MAY 13, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1a Elect Sterling Du as Director For For Management 1b Elect Chuan Chiung "Perry" Kuo as For For Management Director 1c Elect Teik Seng Tan as Director For For Management 2 Accept Financial Statements and For For Management Statutory Reports 3 Appoint Deloitte & Touche as Auditors For For Management of the Company -------------------------------------------------------------------------------- OCLARO, INC. Ticker: OCLR Security ID: 67555N206 Meeting Date: OCT 27, 2010 Meeting Type: Annual Record Date: SEP 07, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Alain Couder For For Management 1.2 Elect Director Joel A. Smith III For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- OLD DOMINION FREIGHT LINE, INC. Ticker: ODFL Security ID: 679580100 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Earl E. Congdon For For Management 1.2 Elect Director David S. Congdon For For Management 1.3 Elect Director John R. Congdon For For Management 1.4 Elect Director J. Paul Breitbach For For Management 1.5 Elect Director John R. Congdon, Jr. For For Management 1.6 Elect Director Robert G. Culp, III For For Management 1.7 Elect Director John D. Kasarda For For Management 1.8 Elect Director Leo H. Suggs For For Management 1.9 Elect Director D. Michael Wray For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Require Independent Board Chairman Against Against Shareholder 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- P.F. CHANG'S CHINA BISTRO, INC. Ticker: PFCB Security ID: 69333Y108 Meeting Date: APR 19, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Kerrii B. Anderson For For Management 2 Elect Director F. Lane Cardwell, Jr. For For Management 3 Elect Director Richard L. Federico For For Management 4 Elect Director Lesley H. Howe For For Management 5 Elect Director Dawn E. Hudson For For Management 6 Elect Director M. Ann Rhoades For For Management 7 Elect Director James G. Shennan, Jr. For For Management 8 Elect Director R. Michael Welborn For For Management 9 Elect Director Kenneth J. Wessels For For Management 10 Ratify Auditors For For Management 11 Amend Omnibus Stock Plan For Against Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management 14 Adjourn Meeting For For Management -------------------------------------------------------------------------------- PHARMASSET, INC. Ticker: VRUS Security ID: 71715N106 Meeting Date: MAR 23, 2011 Meeting Type: Annual Record Date: JAN 26, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William J. Carney For For Management 1.2 Elect Director P. Schaefer Price For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- POLYCOM, INC. Ticker: PLCM Security ID: 73172K104 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Andrew M. Miller For For Management 1.2 Elect Director Betsy S. Atkins For For Management 1.3 Elect Director David G. Dewalt For For Management 1.4 Elect Director John A. Kelley, Jr. For For Management 1.5 Elect Director D. Scott Mercer For For Management 1.6 Elect Director William A. Owens For For Management 1.7 Elect Director Kevin T. Parker For For Management 2 Increase Authorized Common Stock For Against Management 3 Approve Omnibus Stock Plan For Against Management 4 Amend Qualified Employee Stock Purchase For Against Management Plan 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years 7 Ratify Auditors For For Management -------------------------------------------------------------------------------- PORTFOLIO RECOVERY ASSOCIATES, INC. Ticker: PRAA Security ID: 73640Q105 Meeting Date: JUN 10, 2011 Meeting Type: Annual Record Date: APR 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James M. Voss For For Management 1.2 Elect Director Scott M. Tabakin For For Management 2 Increase Authorized Common Stock For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- POWER INTEGRATIONS, INC. Ticker: POWI Security ID: 739276103 Meeting Date: JUN 27, 2011 Meeting Type: Annual Record Date: APR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Balu Balakrishnan For For Management 1.2 Elect Director Alan D. Bickell For For Management 1.3 Elect Director Nicholas E. Brathwaite For For Management 1.4 Elect Director James R. Fiebiger For For Management 1.5 Elect Director William George For For Management 1.6 Elect Director Balakrishnan S. Iyer For For Management 1.7 Elect Director E. Floyd Kvamme For For Management 1.8 Elect Director Steven J. Sharp For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency None One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- RIVERBED TECHNOLOGY, INC. Ticker: RVBD Security ID: 768573107 Meeting Date: JUN 01, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Michael R. Kourey For For Management 2 Elect Director Mark S. Lewis For For Management 3 Elect Director Steven McCanne For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- ROADRUNNER TRANSPORTATION SYSTEMS, INC. Ticker: RRTS Security ID: 76973Q105 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: APR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Christopher L. Doerr For For Management 1.2 Elect Director Ivor J. Evans For For Management 1.3 Elect Director James D. Staley For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- ROBERT HALF INTERNATIONAL INC. Ticker: RHI Security ID: 770323103 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Andrew S. Berwick, Jr. For For Management 1.2 Elect Director Edward W. Gibbons For For Management 1.3 Elect Director Harold M. Messmer, Jr. For For Management 1.4 Elect Director Barbara J. Novogradac For For Management 1.5 Elect Director Robert J. Pace For For Management 1.6 Elect Director Frederick A. Richman For For Management 1.7 Elect Director M. Keith Waddell For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- ROCK-TENN COMPANY Ticker: RKT Security ID: 772739207 Meeting Date: MAY 27, 2011 Meeting Type: Special Record Date: APR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- ROCKWOOD HOLDINGS, INC. Ticker: ROC Security ID: 774415103 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Brian F. Carroll For For Management 1.2 Elect Director Todd A. Fisher For For Management 1.3 Elect Director Douglas L. Maine For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- SAPIENT CORPORATION Ticker: SAPE Security ID: 803062108 Meeting Date: JUN 08, 2011 Meeting Type: Annual Record Date: APR 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James M. Benson For For Management 1.2 Elect Director Hermann Buerger For For Management 1.3 Elect Director Darius W. Gaskins, Jr. For For Management 1.4 Elect Director Jerry A. Greenberg For For Management 1.5 Elect Director Alan J. Herrick For For Management 1.6 Elect Director J. Stuart Moore For For Management 1.7 Elect Director Ashok Shah For For Management 1.8 Elect Director Vijay Singal For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- SAVIENT PHARMACEUTICALS, INC. Ticker: SVNT Security ID: 80517Q100 Meeting Date: MAY 24, 2011 Meeting Type: Annual Record Date: APR 05, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ginger Constantine For For Management 1.2 Elect Director Alan L. Heller For For Management 1.3 Elect Director Stephen O. Jaeger For For Management 1.4 Elect Director John H. Johnson For For Management 1.5 Elect Director Lee S. Simon For For Management 1.6 Elect Director Virgil Thompson For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Approve Omnibus Stock Plan For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- SEATTLE GENETICS, INC. Ticker: SGEN Security ID: 812578102 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Srinivas Akkaraju For For Management 1.2 Elect Director David W. Gryska For For Management 1.3 Elect Director John P. McLaughlin For For Management 2 Amend Qualified Employee Stock Purchase For For Management Plan 3 Ratify Auditors For For Management 4 Increase Authorized Common Stock For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- SILICON LABORATORIES INC. Ticker: SLAB Security ID: 826919102 Meeting Date: APR 21, 2011 Meeting Type: Annual Record Date: FEB 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Navdeep S. Sooch For For Management 1.2 Elect Director Laurence G. Walker For For Management 1.3 Elect Director William P. Wood For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- SMITH MICRO SOFTWARE, INC. Ticker: SMSI Security ID: 832154108 Meeting Date: JUN 23, 2011 Meeting Type: Annual Record Date: APR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William W. Smith, Jr. For For Management 1.2 Elect Director William C. Keiper For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- STEVEN MADDEN, LTD. Ticker: SHOO Security ID: 556269108 Meeting Date: MAY 27, 2011 Meeting Type: Annual Record Date: APR 05, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edward R Rosenfeld For For Management 1.2 Elect Director John L Madden For For Management 1.3 Elect Director Peter Migliorini For For Management 1.4 Elect Director Richard P Randall For For Management 1.5 Elect Director Ravi Sachdev For For Management 1.6 Elect Director Thomas H Schwartz For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- SUPER MICRO COMPUTER, INC. Ticker: SMCI Security ID: 86800U104 Meeting Date: FEB 08, 2011 Meeting Type: Annual Record Date: DEC 29, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Charles Liang For For Management 1.2 Elect Director Sherman Tuan For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Amend Omnibus Stock Plan For Against Management 5 Amend Omnibus Stock Plan For Against Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- TEAM HEALTH HOLDINGS, INC. Ticker: TMH Security ID: 87817A107 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Greg Roth For For Management 1.2 Elect Director James L. Bierman For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- THE SCOTTS MIRACLE-GRO COMPANY Ticker: SMG Security ID: 810186106 Meeting Date: JAN 20, 2011 Meeting Type: Annual Record Date: NOV 24, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James Hagedorn For For Management 1.2 Elect Director William G. Jurgensen For For Management 1.3 Elect Director Nancy G. Mistretta For For Management 1.4 Elect Director Stephanie M. Shern For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Amend Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- THE ULTIMATE SOFTWARE GROUP, INC. Ticker: ULTI Security ID: 90385D107 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director LeRoy A. Vander Putten For For Management 1.2 Elect Director Robert A. Yanover For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- TIVO INC. Ticker: TIVO Security ID: 888706108 Meeting Date: AUG 04, 2010 Meeting Type: Annual Record Date: JUN 08, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jeffrey T. Hinson For For Management 1.2 Elect Director William Cella For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- TOWER GROUP, INC. Ticker: TWGP Security ID: 891777104 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael H. Lee For For Management 1.2 Elect Director William W. Fox, Jr. For For Management 1.3 Elect Director William A. Robbie For For Management 1.4 Elect Director Steven W. Schuster For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- TRACTOR SUPPLY COMPANY Ticker: TSCO Security ID: 892356106 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James F. Wright For For Management 1.2 Elect Director Johnston C. Adams For For Management 1.3 Elect Director William Bass For For Management 1.4 Elect Director Peter D. Bewley For For Management 1.5 Elect Director Jack C. Bingleman For For Management 1.6 Elect Director Richard W. Frost For For Management 1.7 Elect Director Cynthia T. Jamison For For Management 1.8 Elect Director George MacKenzie For For Management 1.9 Elect Director Edna K. Morris For For Management 2 Increase Authorized Common Stock For Against Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- ULTA SALON, COSMETICS & FRAGRANCE, INC. Ticker: ULTA Security ID: 90384S303 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dennis K. Eck For For Management 1.2 Elect Director Charles J. Philippin For For Management 1.3 Elect Director Kenneth T. Stevens For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- UNDER ARMOUR, INC. Ticker: UA Security ID: 904311107 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: FEB 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Kevin A. Plank For For Management 1.2 Elect Director Byron K. Adams, Jr. For For Management 1.3 Elect Director Douglas E. Coltharp For For Management 1.4 Elect Director Anthony W. Deering For For Management 1.5 Elect Director A.B. Krongard For For Management 1.6 Elect Director William R. McDermott For For Management 1.7 Elect Director Harvey L. Sanders For For Management 1.8 Elect Director T homas J. Sippel For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- VERIFONE SYSTEMS, INC. Ticker: PAY Security ID: 92342Y109 Meeting Date: JUN 29, 2011 Meeting Type: Annual Record Date: MAY 06, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert W. Alspaugh For For Management 1.2 Elect Director Douglas G. Bergeron For For Management 1.3 Elect Director Leslie G. Denend For For Management 1.4 Elect Director Alex W. Hart For For Management 1.5 Elect Director Robert B. Henske For For Management 1.6 Elect Director Richard A. McGinn For For Management 1.7 Elect Director Eitan Raff For For Management 1.8 Elect Director Charles R. Rinehart For For Management 1.9 Elect Director Jeffrey E. Stiefler For For Management 2 Amend Omnibus Stock Plan For For Management 3 Amend Executive Incentive Bonus Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- VISTAPRINT NV Ticker: VPRT Security ID: N93540107 Meeting Date: NOV 04, 2010 Meeting Type: Annual Record Date: OCT 07, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Louis R. Page to Supervisory For For Management Board 2 Elect Richard T. Riley to Supervisory For For Management Board 3 Approve Financial Statements For For Management 4 Approve Discharge of Management Board For For Management 5 Approve Discharge of Supervisory Board For For Management 6 Authorize Repurchase of Up to Ten For For Management Percent of Issued Share Capital 7 Ratify Ernst & Young LLP as Auditors For For Management 8 Other Business (Non-Voting) None None Management -------------------------------------------------------------------------------- VISTAPRINT NV Ticker: VPRT Security ID: N93540107 Meeting Date: JUN 30, 2011 Meeting Type: Special Record Date: JUN 02, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Omnibus Stock Plan For For Management 2 Elect Katryn Blake as Director For For Management 3 Elect Donald Nelson as Director For For Management 4 Elect Nicholas Ruotolo as Director For For Management 5 Elect Ernst Teunissen as Director For For Management -------------------------------------------------------------------------------- VITAMIN SHOPPE, INC. Ticker: VSI Security ID: 92849E101 Meeting Date: JUN 01, 2011 Meeting Type: Annual Record Date: APR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard L. Markee For For Management 1.2 Elect Director B. Michael Becker For For Management 1.3 Elect Director Catherine E. Buggeln For For Management 1.4 Elect Director John H. Edmondson For For Management 1.5 Elect Director David H. Edwab For For Management 1.6 Elect Director Douglas R. Korn For For Management 1.7 Elect Director Richard L. Perkal For For Management 1.8 Elect Director Beth M. Pritchard For For Management 1.9 Elect Director Katherine Savitt-Lennon For For Management 1.10 Elect Director Anthony N. Truesdale For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- VOLCANO CORPORATION Ticker: VOLC Security ID: 928645100 Meeting Date: JUL 29, 2010 Meeting Type: Annual Record Date: JUN 01, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Kieran T. Gallahue For For Management 1.2 Elect Director Alexis V. Lukianov For For Management 1.3 Elect Director John Onopchenko For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- VOLCANO CORPORATION Ticker: VOLC Security ID: 928645100 Meeting Date: MAY 02, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael J. Coyle For For Management 1.2 Elect Director Roy T. Tanaka For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- VOLTERRA SEMICONDUCTOR CORPORATION Ticker: VLTR Security ID: 928708106 Meeting Date: APR 22, 2011 Meeting Type: Annual Record Date: MAR 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Fu-Tai Liou For For Management 1.2 Elect Director Edward Ross For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- WMS INDUSTRIES INC. Ticker: WMS Security ID: 929297109 Meeting Date: DEC 09, 2010 Meeting Type: Annual Record Date: OCT 14, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert J. Bahash For For Management 1.2 Elect Director Brian R. Gamache For For Management 1.3 Elect Director Patricia M. Nazemetz For For Management 1.4 Elect Director Louis J. Nicastro For For Management 1.5 Elect Director Neil D. Nicastro For For Management 1.6 Elect Director Edward W. Rabin, Jr. For For Management 1.7 Elect Director Ira S. Sheinfeld For For Management 1.8 Elect Director Bobby L. Siller For For Management 1.9 Elect Director William J. Vareschi, Jr. For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- WRIGHT EXPRESS CORPORATION Ticker: WXS Security ID: 98233Q105 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Rowland T. Moriarty For For Management 1.2 Elect Director Ronald T. Maheu For For Management 1.3 Elect Director Michael E. Dubyak For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- ZOLL MEDICAL CORPORATION Ticker: ZOLL Security ID: 989922109 Meeting Date: FEB 10, 2011 Meeting Type: Annual Record Date: DEC 17, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Judith C. Pelham For For Management 1.2 Elect Director Benson F. Smith For For Management 1.3 Elect Director John J. Wallace For For Management 2 Amend Omnibus Stock Plan For For Management 3 Amend Non-Employee Director Omnibus For For Management Stock Plan 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- ZUMIEZ INC. Ticker: ZUMZ Security ID: 989817101 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: MAR 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Thomas D. Campion For For Management 2 Elect Director Sarah G. Mccoy For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Ratify Auditors For For Management =========================== RS SMALL CAP GROWTH FUND =========================== ACCURAY INCORPORATED Ticker: ARAY Security ID: 004397105 Meeting Date: NOV 19, 2010 Meeting Type: Annual Record Date: SEP 21, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert S. Weiss For For Management 1.2 Elect Director Peter Fine For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- ADTRAN, INC. Ticker: ADTN Security ID: 00738A106 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Thomas R. Stanton For For Management 1.2 Elect Director H. Fenwick Huss For For Management 1.3 Elect Director Ross K. Ireland For For Management 1.4 Elect Director William L. Marks For For Management 1.5 Elect Director James E. Matthews For For Management 1.6 Elect Director Balan Nair For For Management 1.7 Elect Director Roy J. Nichols For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency None One Year Management 4 Amend Executive Incentive Bonus Plan For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- AECOM TECHNOLOGY CORPORATION Ticker: ACM Security ID: 00766T100 Meeting Date: MAR 03, 2011 Meeting Type: Annual Record Date: JAN 03, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Director Francis S.Y. Bong For For Management 1.2 Director S. Malcolm Gillis For For Management 1.3 Director Robert J. Routs For For Management 2 Ratify Auditors For For Management 3 Increase Authorized Common Stock For For Management 4 Amend Omnibus Stock Plan For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three Three Years Management Years -------------------------------------------------------------------------------- ALIGN TECHNOLOGY, INC. Ticker: ALGN Security ID: 016255101 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David E. Collins For For Management 1.2 Elect Director Joseph Lacob For For Management 1.3 Elect Director C. Raymond Larkin, Jr. For For Management 1.4 Elect Director George J. Morrow For For Management 1.5 Elect Director David C. Nagel For For Management 1.6 Elect Director Thomas M. Prescott For For Management 1.7 Elect Director Greg J. Santora For For Management 1.8 Elect Director Warren S. Thaler For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- ALTRA HOLDINGS, INC. Ticker: AIMC Security ID: 02208R106 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edmund M. Carpenter For For Management 1.2 Elect Director Carl R. Christenson For For Management 1.3 Elect Director Lyle G. Ganske For For Management 1.4 Elect Director Michael L. Hurt For For Management 1.5 Elect Director Michael S. Lipscomb For For Management 1.6 Elect Director Larry McPherson For For Management 1.7 Elect Director James H. Woodward Jr. For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- AMERICAN PUBLIC EDUCATION, INC. Ticker: APEI Security ID: 02913V103 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Wallace E. Boston, Jr. For For Management 1.2 Elect Director J. Christopher Everett For For Management 1.3 Elect Director Barbara G. Fast For For Management 1.4 Elect Director F. David Fowler For For Management 1.5 Elect Director Jean C. Halle For For Management 1.6 Elect Director Timothy J. Landon For For Management 1.7 Elect Director Timothy T. Weglicki For For Management 2 Approve Omnibus Stock Plan For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- ANCESTRY.COM INC. Ticker: ACOM Security ID: 032803108 Meeting Date: MAY 24, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David Goldberg For For Management 1.2 Elect Director Victor Parker For For Management 1.3 Elect Director Michael Schroepfer For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- AVEO PHARMACEUTICALS, INC. Ticker: AVEO Security ID: 053588109 Meeting Date: JUN 01, 2011 Meeting Type: Annual Record Date: APR 05, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Kenneth M. Bate For For Management 1.2 Elect Director Ronald A. DePinho, M.D. For For Management 1.3 Elect Director Anthony B. Evnin, Ph.D. For For Management 1.4 Elect Director Nicholas G. Galakatos, For For Management Ph.D. 1.5 Elect Director Tuan Ha-Ngoc For For Management 1.6 Elect Director Raju Kucherlapati, Ph.D. For For Management 1.7 Elect Director Henri A. Termeer For For Management 1.8 Elect Director Kenneth E. Weg For For Management 1.9 Elect Director Robert C. Young, M.D. For For Management 2 Amend Omnibus Stock Plan For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- BALCHEM CORPORATION Ticker: BCPC Security ID: 057665200 Meeting Date: JUN 16, 2011 Meeting Type: Annual Record Date: APR 20, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David B. Fischer For For Management 1.2 Elect Director Perry W. Premdas For For Management 1.3 Elect Director John Y. Televantos For For Management 2 Increase Authorized Common Stock For For Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- BE AEROSPACE, INC. Ticker: BEAV Security ID: 073302101 Meeting Date: JUL 29, 2010 Meeting Type: Annual Record Date: JUN 01, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jim C. Cowart For For Management 1.2 Elect Director Arthur E. Wegner For For Management 2 Ratify Auditors For For Management 3 Amend Qualified Employee Stock Purchase For Against Management Plan -------------------------------------------------------------------------------- BIOMARIN PHARMACEUTICAL INC. Ticker: BMRN Security ID: 09061G101 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jean-Jacques Bienaime For For Management 1.2 Elect Director Michael Grey For For Management 1.3 Elect Director Elaine J. Heron For For Management 1.4 Elect Director Pierre Lapalme For For Management 1.5 Elect Director V. Bryan Lawlis For For Management 1.6 Elect Director Richard A. Meier For For Management 1.7 Elect Director Alan J. Lewis For For Management 1.8 Elect Director William D. Young For For Management 1.9 Elect Director Kenneth M. Bate For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- BJ'S RESTAURANTS, INC. Ticker: BJRI Security ID: 09180C106 Meeting Date: JUN 07, 2011 Meeting Type: Annual Record Date: APR 20, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Gerald W. Deitchle For For Management 1.2 Elect Director James A. Dal Pozzo For For Management 1.3 Elect Director J. Roger King For For Management 1.4 Elect Director Larry D. Bouts For For Management 1.5 Elect Director John F. Grundhofer For For Management 1.6 Elect Director Peter A. Bassi For For Management 1.7 Elect Director William L. Hyde, Jr. For For Management 1.8 Elect Director Lea Anne S. Ottinger For For Management 2 Approve Executive Incentive Bonus Plan For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- COMPLETE PRODUCTION SERVICES, INC. Ticker: CPX Security ID: 20453E109 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert S. Boswell For For Management 1.2 Elect Director Michael McShane For For Management 1.3 Elect Director Marcus A. Watts For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- COMSCORE, INC. Ticker: SCOR Security ID: 20564W105 Meeting Date: JUL 20, 2010 Meeting Type: Annual Record Date: JUN 06, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Gian M. Fulgoni For For Management 1.2 Elect Director Jeffrey Ganek For For Management 1.3 Elect Director Bruce Golden For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- COMSTOCK RESOURCES, INC. Ticker: CRK Security ID: 205768203 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director M. Jay Allison For For Management 1.2 Elect Director David W. Sledge For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- CONCUR TECHNOLOGIES, INC. Ticker: CNQR Security ID: 206708109 Meeting Date: MAR 15, 2011 Meeting Type: Annual Record Date: JAN 19, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jeffrey T. McCabe For For Management 1.2 Elect Director Edward P. Gilligan For For Management 1.3 Elect Director Rajeev Singh For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three Three Years Management Years -------------------------------------------------------------------------------- CORE LABORATORIES NV Ticker: CEI Security ID: N22717107 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David M. Demshur For For Management 1.2 Elect Director Rene R. Joyce For For Management 1.3 Elect Director Michael C. Kearney For For Management 1.4 Elect Director Jan Willem Sodderland For For Management 2 Approve Financial Statements and For For Management Statutory Reports 3 Approve Cancellation of Repurchased For For Management Shares 4 Authorize Repurchase of Up to 25.6 For For Management Percent of Issued Share Capital 5 Grant Board Authority to Issue Ordinary For For Management and Preference Shares Up To 20 Percent of Issued Capital 6 Authorize Board to Exclude Preemptive For For Management Rights from Issuance under Item 5 7 Ratify PricewaterhouseCoopers as For For Management Auditors 8 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 9 Advisory Vote on Say on Pay Frequency Three Three Years Management Years -------------------------------------------------------------------------------- CROCS, INC. Ticker: CROX Security ID: 227046109 Meeting Date: JUN 28, 2011 Meeting Type: Annual Record Date: APR 29, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Thomas J. Smach For For Management 1.2 Elect Director John P. McCarvel For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three Three Years Management Years -------------------------------------------------------------------------------- DECKERS OUTDOOR CORPORATION Ticker: DECK Security ID: 243537107 Meeting Date: MAY 31, 2011 Meeting Type: Annual Record Date: APR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Angel R. Martinez For For Management 1.2 Elect Director Rex A. Licklider For For Management 1.3 Elect Director John M. Gibbons For For Management 1.4 Elect Director John G. Perenchio For For Management 1.5 Elect Director Maureen Conners For For Management 1.6 Elect Director Ruth M. Owades For For Management 1.7 Elect Director Karyn O. Barsa For For Management 1.8 Elect Director Michael F. Devine, III For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- DEXCOM, INC. Ticker: DXCM Security ID: 252131107 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jonathan T. Lord For For Management 1.2 Elect Director Eric Topol For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- DIAMOND FOODS, INC. Ticker: DMND Security ID: 252603105 Meeting Date: JAN 18, 2011 Meeting Type: Annual Record Date: NOV 17, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John J. Gilbert For For Management 1.2 Elect Director Robert J. Zollars For For Management 1.3 Elect Director Edward A. Blechschmidt For For Management 1.4 Elect Director Steven M. Neil For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- DICE HOLDINGS, INC. Ticker: DHX Security ID: 253017107 Meeting Date: APR 15, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Peter R. Ezersky For For Management 1.2 Elect Director David S. Gordon For For Management 1.3 Elect Director David C. Hodgson For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- DIGITAL RIVER, INC. Ticker: DRIV Security ID: 25388B104 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Thomas F. Madison For For Management 1.2 Elect Director Cheryl F. Rosner For For Management 1.3 Elect Director Alfred F. Castino For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Amend Omnibus Stock Plan For Against Management 5 Approve Qualified Employee Stock For Against Management Purchase Plan 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- DRIL-QUIP, INC. Ticker: DRQ Security ID: 262037104 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director J. Mike Walker For For Management 1.2 Elect Director John V. Lovoi For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- FINANCIAL ENGINES, INC. Ticker: FNGN Security ID: 317485100 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Blake R. Grossman For For Management 1.2 Elect Director Robert A. Huret For For Management 1.3 Elect Director Jeffrey N. Maggioncalda For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- FORTINET, INC. Ticker: FTNT Security ID: 34959E109 Meeting Date: JUN 23, 2011 Meeting Type: Annual Record Date: APR 26, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John Walecka For For Management 1.2 Elect Director Michael Xie For For Management 2 Ratify Auditors For For Management 3 Approve Qualified Employee Stock For Against Management Purchase Plan 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- G-III APPAREL GROUP, LTD. Ticker: GIII Security ID: 36237H101 Meeting Date: JUN 07, 2011 Meeting Type: Annual Record Date: APR 29, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Morris Goldfarb For For Management 1.2 Elect Director Sammy Aaron For For Management 1.3 Elect Director Thomas J. Brosig For For Management 1.4 Elect Director Alan Feller For For Management 1.5 Elect Director Jeffrey Goldfarb For For Management 1.6 Elect Director Carl Katz For For Management 1.7 Elect Director Laura Pomerantz For For Management 1.8 Elect Director Willem van Bokhorst For For Management 1.9 Elect Director Richard White For For Management 2 Increase Authorized Common Stock For Against Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- GARDNER DENVER, INC. Ticker: GDI Security ID: 365558105 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Donald G. Barger, Jr. For For Management 1.2 Elect Director Raymond R. Hipp For For Management 1.3 Elect Director David D. Petratis For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- GARTNER, INC. Ticker: IT Security ID: 366651107 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael J. Bingle For For Management 1.2 Elect Director Richard J. Bressler For For Management 1.3 Elect Director Karen E. Dykstra For For Management 1.4 Elect Director Russell P. Fradin For For Management 1.5 Elect Director Anne Sutherland Fuchs For For Management 1.6 Elect Director William O. Grabe For For Management 1.7 Elect Director Eugene A. Hall For For Management 1.8 Elect Director Stephen G. Pagliuca For For Management 1.9 Elect Director James C. Smith For For Management 1.10 Elect Director Jeffrey W. Ubben For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Approve Qualified Employee Stock For For Management Purchase Plan 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- GAYLORD ENTERTAINMENT COMPANY Ticker: GET Security ID: 367905106 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Glenn J. Angiolillo For For Management 1.2 Elect Director Michael J. Bender For For Management 1.3 Elect Director E. K. Gaylord II For For Management 1.4 Elect Director Ralph Horn For For Management 1.5 Elect Director David W. Johnson For For Management 1.6 Elect Director Ellen Levine For For Management 1.7 Elect Director Terrell T. Philen, Jr. For For Management 1.8 Elect Director Robert S. Prather, Jr. For For Management 1.9 Elect Director Colin V. Reed For For Management 1.10 Elect Director Michael D. Rose For For Management 1.11 Elect Director Michael I. Roth For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- GRAFTECH INTERNATIONAL LTD. Ticker: GTI Security ID: 384313102 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Randy W. Carson For For Management 1.2 Elect Director Mary B. Cranston For For Management 1.3 Elect Director Harold E. Layman For For Management 1.4 Elect Director Ferrell P. McClean For For Management 1.5 Elect Director Nathan Milikowsky For For Management 1.6 Elect Director Michael C. Nahl For For Management 1.7 Elect Director Steven R. Shawley For For Management 1.8 Elect Director Craig S. Shular For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- GUESS?, INC. Ticker: GES Security ID: 401617105 Meeting Date: JUN 23, 2011 Meeting Type: Annual Record Date: MAY 05, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Kay Isaacson-Leibowitz For For Management 1.2 Elect Director Maurice Marciano For For Management 1.3 Elect Director Alex Yemenidjian For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- HEALTHWAYS, INC. Ticker: HWAY Security ID: 422245100 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Thomas G. Cigarran For For Management 1.2 Elect Director C. Warren Neel For For Management 1.3 Elect Director John W. Ballantine For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- HEICO CORPORATION Ticker: HEI Security ID: 422806208 Meeting Date: MAR 28, 2011 Meeting Type: Annual Record Date: JAN 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Adolfo Henriques For For Management 1.2 Elect Director Samuel L. Higginbottom For For Management 1.3 Elect Director Mark H. Hildebrandt For For Management 1.4 Elect Director Wolfgang Mayrhuber For For Management 1.5 Elect Director Eric A. Mendelson For For Management 1.6 Elect Director Laurans A. Mendelson For For Management 1.7 Elect Director Victor H. Mendelson For For Management 1.8 Elect Director Alan Schriesheim For For Management 1.9 Elect Director Frank J. Schwitter For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three Three Years Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- HIGHER ONE HOLDINGS, INC. Ticker: ONE Security ID: 42983D104 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mark Volchek For For Management 1.2 Elect Director David Cromwell For For Management 1.3 Elect Director Stewart Gross For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- HITTITE MICROWAVE CORPORATION Ticker: HITT Security ID: 43365Y104 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen G. Daly For For Management 1.2 Elect Director Ernest L. Godshalk For For Management 1.3 Elect Director Rick D. Hess For For Management 1.4 Elect Director Adrienne M. Markham For For Management 1.5 Elect Director Brian P. McAloon For For Management 1.6 Elect Director Cosmo S. Trapani For For Management 1.7 Elect Director Franklin Weigold For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- IBERIABANK CORPORATION Ticker: IBKC Security ID: 450828108 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Harry V. Barton, Jr. For For Management 1.2 Elect Director E. Stewart Shea III For For Management 1.3 Elect Director David H. Welch For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- ICF INTERNATIONAL, INC. Ticker: ICFI Security ID: 44925C103 Meeting Date: JUN 03, 2011 Meeting Type: Annual Record Date: APR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edward H. Bersoff For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- ICON PLC Ticker: IJF Security ID: 45103T107 Meeting Date: JUL 19, 2010 Meeting Type: Annual Record Date: JUN 09, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Accept Financial Statements and For For Management Statutory Reports 2 Reelect Bruce Given as Director For For Management 3 Reelect Thomas Lynch as Director For For Management 4 Reelect Declan McKeon as Director For For Management 5 Authorise Board to Fix Remuneration of For For Management Auditors 6 Authorise Issuance of Equity or For For Management Equity-Linked Securities with Preemptive Rights 7 Authorise Issuance of Equity or For For Management Equity-Linked Securities without Preemptive Rights 8 Authorise Shares for Market Purchase For For Management 9 Amend Articles Re: Replacement to Form For For Management of Articles of Association 10 Authorise the Company to Call EGM with For For Management Two Weeks' Notice -------------------------------------------------------------------------------- INFORMATICA CORPORATION Ticker: INFA Security ID: 45666Q102 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Mark A. Bertelsen For For Management 2 Elect Director A. Brooke Seawell For For Management 3 Elect Director Godfrey R. Sullivan For For Management 4 Amend Omnibus Stock Plan For Against Management 5 Ratify Auditors For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- J2 GLOBAL COMMUNICATIONS, INC. Ticker: JCOM Security ID: 46626E205 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elector Director Douglas Y. Bech For For Management 1.2 Elect Director Robert J. Cresci For For Management 1.3 Elect Director W. Brian Kretzmer For For Management 1.4 Elect Director Richard S. Ressler For For Management 1.5 Elect Director John F. Rieley For For Management 1.6 Elect Director Stephen Ross For For Management 1.7 Elect Director Michael P. Schulhof For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Other Business For For Management -------------------------------------------------------------------------------- LKQ CORPORATION Ticker: LKQX Security ID: 501889208 Meeting Date: MAY 02, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director A. Clinton Allen For For Management 1.2 Elect Director Victor M. Casini For For Management 1.3 Elect Director Robert M. Devlin For Withhold Management 1.4 Elect Director Donald F. Flynn For For Management 1.5 Elect Director Kevin F. Flynn For For Management 1.6 Elect Director Ronald G. Foster For For Management 1.7 Elect Director Joseph M. Holsten For For Management 1.8 Elect Director Paul M. Meister For For Management 1.9 Elect Director John F. O'Brien For For Management 1.10 Elect Director William M. Webster, IV For For Management 2 Ratify Auditors For For Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Amend Executive Incentive Bonus Plan For For Management 5 Amend Omnibus Stock Plan For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- LSB INDUSTRIES, INC. Ticker: LXU Security ID: 502160104 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Steven J. Golsen For For Management 1.2 Elect Director Bernard G. Ille For For Management 1.3 Elect Director Donald W. Munson For For Management 1.4 Elect Director Ronald V. Perry For For Management 1.5 Elect Director Tony M. Shelby For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- MARKETAXESS HOLDINGS INC. Ticker: MKTX Security ID: 57060D108 Meeting Date: JUN 09, 2011 Meeting Type: Annual Record Date: APR 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard M. McVey For For Management 1.2 Elect Director Sharon Brown-Hruska For For Management 1.3 Elect Director Roger Burkhardt For For Management 1.4 Elect Director Stephen P. Casper For For Management 1.5 Elect Director David G. Gomach For For Management 1.6 Elect Director Carlos M. Hernandez For For Management 1.7 Elect Director Ronald M. Hersch For For Management 1.8 Elect Director Jerome S. Markowitz For For Management 1.9 Elect Director T. Kelley Millet For For Management 1.10 Elect Director Nicolas S. Rohatyn For For Management 1.11 Elect Director John Steinhardt For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- MASIMO CORPORATION Ticker: MASI Security ID: 574795100 Meeting Date: JUN 01, 2011 Meeting Type: Annual Record Date: APR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Steven J. Barker For For Management 1.2 Elect Director Sanford Fitch For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For Against Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Require a Majority Vote for the Against For Shareholder Election of Directors -------------------------------------------------------------------------------- MDC PARTNERS INC. Ticker: MDZ.A Security ID: 552697104 Meeting Date: JUN 01, 2011 Meeting Type: Annual Record Date: APR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Miles S. Nadal For For Management 1.2 Elect Director Robert J. Kamerschen For For Management 1.3 Elect Director Clare Copeland For For Management 1.4 Elect Director Thomas N. Davidson For For Management 1.5 Elect Director Scott L. Kauffman For For Management 1.6 Elect Director Micheal J.L. Kirby For For Management 1.7 Elect Director Stephen M. Pustil For For Management 2 Approve BDO USA LLP as Auditors and For For Management Authorize Board to Fix Their Remuneration 3 Approve Stock Incentive Plan For Against Management 4 Advisory Vote on Executive Compensation For For Management Approach 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- MEDIDATA SOLUTIONS, INC. Ticker: MDSO Security ID: 58471A105 Meeting Date: MAY 31, 2011 Meeting Type: Annual Record Date: APR 05, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Tarek A. Sherif For For Management 1.2 Elect Director Glen M. de Vries For For Management 1.3 Elect Director Carlos Dominguez For For Management 1.4 Elect Director Neil M. Kurtz For For Management 1.5 Elect Director George W. McCulloch For For Management 1.6 Elect Director Lee A. Shapiro For For Management 1.7 Elect Director Robert B. Taylor For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- NEKTAR THERAPEUTICS Ticker: NKTR Security ID: 640268108 Meeting Date: JUN 14, 2011 Meeting Type: Annual Record Date: APR 27, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Joseph J. Krivulka For For Management 1.2 Elect Director Howard W. Robin For For Management 1.3 Elect Director Dennis L. Winger For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- NETGEAR, INC. Ticker: NTGR Security ID: 64111Q104 Meeting Date: MAY 24, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Patrick C.S. Lo For For Management 1.2 Elect Director Jocelyn E. Carter-Miller For For Management 1.3 Elect Director Ralph E. Faison For For Management 1.4 Elect Director A. Timothy Godwin For For Management 1.5 Elect Director Jef Graham For For Management 1.6 Elect Director Linwood A. Lacy, Jr. For For Management 1.7 Elect Director Gregory J. Rossmann For For Management 1.8 Elect Director Julie A. Shimer For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- NETLOGIC MICROSYSTEMS, INC. Ticker: NETL Security ID: 64118B100 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ronald Jankov For For Management 1.2 Elect Director Norman Godinho For For Management 1.3 Elect Director Marvin Burkett For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Require a Majority Vote for the Against For Shareholder Election of Directors -------------------------------------------------------------------------------- O2MICRO INTERNATIONAL LTD. Ticker: OIIM Security ID: 67107W100 Meeting Date: JUN 22, 2011 Meeting Type: Annual Record Date: MAY 13, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1a Elect Sterling Du as Director For For Management 1b Elect Chuan Chiung "Perry" Kuo as For For Management Director 1c Elect Teik Seng Tan as Director For For Management 2 Accept Financial Statements and For For Management Statutory Reports 3 Appoint Deloitte & Touche as Auditors For For Management of the Company -------------------------------------------------------------------------------- OCLARO, INC. Ticker: OCLR Security ID: 67555N206 Meeting Date: OCT 27, 2010 Meeting Type: Annual Record Date: SEP 07, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Alain Couder For For Management 1.2 Elect Director Joel A. Smith III For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- OLD DOMINION FREIGHT LINE, INC. Ticker: ODFL Security ID: 679580100 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Earl E. Congdon For For Management 1.2 Elect Director David S. Congdon For For Management 1.3 Elect Director John R. Congdon For For Management 1.4 Elect Director J. Paul Breitbach For For Management 1.5 Elect Director John R. Congdon, Jr. For For Management 1.6 Elect Director Robert G. Culp, III For For Management 1.7 Elect Director John D. Kasarda For For Management 1.8 Elect Director Leo H. Suggs For For Management 1.9 Elect Director D. Michael Wray For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Require Independent Board Chairman Against Against Shareholder 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- P.F. CHANG'S CHINA BISTRO, INC. Ticker: PFCB Security ID: 69333Y108 Meeting Date: APR 19, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Kerrii B. Anderson For For Management 2 Elect Director F. Lane Cardwell, Jr. For For Management 3 Elect Director Richard L. Federico For For Management 4 Elect Director Lesley H. Howe For For Management 5 Elect Director Dawn E. Hudson For For Management 6 Elect Director M. Ann Rhoades For For Management 7 Elect Director James G. Shennan, Jr. For For Management 8 Elect Director R. Michael Welborn For For Management 9 Elect Director Kenneth J. Wessels For For Management 10 Ratify Auditors For For Management 11 Amend Omnibus Stock Plan For Against Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management 14 Adjourn Meeting For For Management -------------------------------------------------------------------------------- PHARMASSET, INC. Ticker: VRUS Security ID: 71715N106 Meeting Date: MAR 23, 2011 Meeting Type: Annual Record Date: JAN 26, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William J. Carney For For Management 1.2 Elect Director P. Schaefer Price For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- POLYCOM, INC. Ticker: PLCM Security ID: 73172K104 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Andrew M. Miller For For Management 1.2 Elect Director Betsy S. Atkins For For Management 1.3 Elect Director David G. Dewalt For For Management 1.4 Elect Director John A. Kelley, Jr. For For Management 1.5 Elect Director D. Scott Mercer For For Management 1.6 Elect Director William A. Owens For For Management 1.7 Elect Director Kevin T. Parker For For Management 2 Increase Authorized Common Stock For Against Management 3 Approve Omnibus Stock Plan For Against Management 4 Amend Qualified Employee Stock Purchase For Against Management Plan 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years 7 Ratify Auditors For For Management -------------------------------------------------------------------------------- PORTFOLIO RECOVERY ASSOCIATES, INC. Ticker: PRAA Security ID: 73640Q105 Meeting Date: JUN 10, 2011 Meeting Type: Annual Record Date: APR 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James M. Voss For For Management 1.2 Elect Director Scott M. Tabakin For For Management 2 Increase Authorized Common Stock For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- POWER INTEGRATIONS, INC. Ticker: POWI Security ID: 739276103 Meeting Date: JUN 27, 2011 Meeting Type: Annual Record Date: APR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Balu Balakrishnan For For Management 1.2 Elect Director Alan D. Bickell For For Management 1.3 Elect Director Nicholas E. Brathwaite For For Management 1.4 Elect Director James R. Fiebiger For For Management 1.5 Elect Director William George For For Management 1.6 Elect Director Balakrishnan S. Iyer For For Management 1.7 Elect Director E. Floyd Kvamme For For Management 1.8 Elect Director Steven J. Sharp For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency None One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- RIVERBED TECHNOLOGY, INC. Ticker: RVBD Security ID: 768573107 Meeting Date: JUN 01, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Michael R. Kourey For For Management 2 Elect Director Mark S. Lewis For For Management 3 Elect Director Steven McCanne For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- ROADRUNNER TRANSPORTATION SYSTEMS, INC. Ticker: RRTS Security ID: 76973Q105 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: APR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Christopher L. Doerr For For Management 1.2 Elect Director Ivor J. Evans For For Management 1.3 Elect Director James D. Staley For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- ROCK-TENN COMPANY Ticker: RKT Security ID: 772739207 Meeting Date: MAY 27, 2011 Meeting Type: Special Record Date: APR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Merger Agreement For For Management 2 Adjourn Meeting For For Management -------------------------------------------------------------------------------- ROCKWOOD HOLDINGS, INC. Ticker: ROC Security ID: 774415103 Meeting Date: MAY 06, 2011 Meeting Type: Annual Record Date: MAR 16, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Brian F. Carroll For For Management 1.2 Elect Director Todd A. Fisher For For Management 1.3 Elect Director Douglas L. Maine For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- SAPIENT CORPORATION Ticker: SAPE Security ID: 803062108 Meeting Date: JUN 08, 2011 Meeting Type: Annual Record Date: APR 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James M. Benson For For Management 1.2 Elect Director Hermann Buerger For For Management 1.3 Elect Director Darius W. Gaskins, Jr. For For Management 1.4 Elect Director Jerry A. Greenberg For For Management 1.5 Elect Director Alan J. Herrick For For Management 1.6 Elect Director J. Stuart Moore For For Management 1.7 Elect Director Ashok Shah For For Management 1.8 Elect Director Vijay Singal For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- SAVIENT PHARMACEUTICALS, INC. Ticker: SVNT Security ID: 80517Q100 Meeting Date: MAY 24, 2011 Meeting Type: Annual Record Date: APR 05, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ginger Constantine For For Management 1.2 Elect Director Alan L. Heller For For Management 1.3 Elect Director Stephen O. Jaeger For For Management 1.4 Elect Director John H. Johnson For For Management 1.5 Elect Director Lee S. Simon For For Management 1.6 Elect Director Virgil Thompson For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Approve Omnibus Stock Plan For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- SEATTLE GENETICS, INC. Ticker: SGEN Security ID: 812578102 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Srinivas Akkaraju For For Management 1.2 Elect Director David W. Gryska For For Management 1.3 Elect Director John P. McLaughlin For For Management 2 Amend Qualified Employee Stock Purchase For For Management Plan 3 Ratify Auditors For For Management 4 Increase Authorized Common Stock For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- SILICON LABORATORIES INC. Ticker: SLAB Security ID: 826919102 Meeting Date: APR 21, 2011 Meeting Type: Annual Record Date: FEB 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Navdeep S. Sooch For For Management 1.2 Elect Director Laurence G. Walker For For Management 1.3 Elect Director William P. Wood For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- SMITH MICRO SOFTWARE, INC. Ticker: SMSI Security ID: 832154108 Meeting Date: JUN 23, 2011 Meeting Type: Annual Record Date: APR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William W. Smith, Jr. For For Management 1.2 Elect Director William C. Keiper For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- STEVEN MADDEN, LTD. Ticker: SHOO Security ID: 556269108 Meeting Date: MAY 27, 2011 Meeting Type: Annual Record Date: APR 05, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edward R Rosenfeld For For Management 1.2 Elect Director John L Madden For For Management 1.3 Elect Director Peter Migliorini For For Management 1.4 Elect Director Richard P Randall For For Management 1.5 Elect Director Ravi Sachdev For For Management 1.6 Elect Director Thomas H Schwartz For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- SUPER MICRO COMPUTER, INC. Ticker: SMCI Security ID: 86800U104 Meeting Date: FEB 08, 2011 Meeting Type: Annual Record Date: DEC 29, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Charles Liang For For Management 1.2 Elect Director Sherman Tuan For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Amend Omnibus Stock Plan For Against Management 5 Amend Omnibus Stock Plan For Against Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- TEAM HEALTH HOLDINGS, INC. Ticker: TMH Security ID: 87817A107 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Greg Roth For For Management 1.2 Elect Director James L. Bierman For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- THE SCOTTS MIRACLE-GRO COMPANY Ticker: SMG Security ID: 810186106 Meeting Date: JAN 20, 2011 Meeting Type: Annual Record Date: NOV 24, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James Hagedorn For For Management 1.2 Elect Director William G. Jurgensen For For Management 1.3 Elect Director Nancy G. Mistretta For For Management 1.4 Elect Director Stephanie M. Shern For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Amend Executive Incentive Bonus Plan For For Management -------------------------------------------------------------------------------- THE ULTIMATE SOFTWARE GROUP, INC. Ticker: ULTI Security ID: 90385D107 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director LeRoy A. Vander Putten For For Management 1.2 Elect Director Robert A. Yanover For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- TIVO INC. Ticker: TIVO Security ID: 888706108 Meeting Date: AUG 04, 2010 Meeting Type: Annual Record Date: JUN 08, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jeffrey T. Hinson For For Management 1.2 Elect Director William Cella For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- TOWER GROUP, INC. Ticker: TWGP Security ID: 891777104 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael H. Lee For For Management 1.2 Elect Director William W. Fox, Jr. For For Management 1.3 Elect Director William A. Robbie For For Management 1.4 Elect Director Steven W. Schuster For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- TRACTOR SUPPLY COMPANY Ticker: TSCO Security ID: 892356106 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James F. Wright For For Management 1.2 Elect Director Johnston C. Adams For For Management 1.3 Elect Director William Bass For For Management 1.4 Elect Director Peter D. Bewley For For Management 1.5 Elect Director Jack C. Bingleman For For Management 1.6 Elect Director Richard W. Frost For For Management 1.7 Elect Director Cynthia T. Jamison For For Management 1.8 Elect Director George MacKenzie For For Management 1.9 Elect Director Edna K. Morris For For Management 2 Increase Authorized Common Stock For Against Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- ULTA SALON, COSMETICS & FRAGRANCE, INC. Ticker: ULTA Security ID: 90384S303 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dennis K. Eck For For Management 1.2 Elect Director Charles J. Philippin For For Management 1.3 Elect Director Kenneth T. Stevens For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- UNDER ARMOUR, INC. Ticker: UA Security ID: 904311107 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: FEB 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Kevin A. Plank For For Management 1.2 Elect Director Byron K. Adams, Jr. For For Management 1.3 Elect Director Douglas E. Coltharp For For Management 1.4 Elect Director Anthony W. Deering For For Management 1.5 Elect Director A.B. Krongard For For Management 1.6 Elect Director William R. McDermott For For Management 1.7 Elect Director Harvey L. Sanders For For Management 1.8 Elect Director T homas J. Sippel For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- VERIFONE SYSTEMS, INC. Ticker: PAY Security ID: 92342Y109 Meeting Date: JUN 29, 2011 Meeting Type: Annual Record Date: MAY 06, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert W. Alspaugh For For Management 1.2 Elect Director Douglas G. Bergeron For For Management 1.3 Elect Director Leslie G. Denend For For Management 1.4 Elect Director Alex W. Hart For For Management 1.5 Elect Director Robert B. Henske For For Management 1.6 Elect Director Richard A. McGinn For For Management 1.7 Elect Director Eitan Raff For For Management 1.8 Elect Director Charles R. Rinehart For For Management 1.9 Elect Director Jeffrey E. Stiefler For For Management 2 Amend Omnibus Stock Plan For For Management 3 Amend Executive Incentive Bonus Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- VISTAPRINT NV Ticker: VPRT Security ID: N93540107 Meeting Date: NOV 04, 2010 Meeting Type: Annual Record Date: OCT 07, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Louis R. Page to Supervisory For For Management Board 2 Elect Richard T. Riley to Supervisory For For Management Board 3 Approve Financial Statements For For Management 4 Approve Discharge of Management Board For For Management 5 Approve Discharge of Supervisory Board For For Management 6 Authorize Repurchase of Up to Ten For For Management Percent of Issued Share Capital 7 Ratify Ernst & Young LLP as Auditors For For Management 8 Other Business (Non-Voting) None None Management -------------------------------------------------------------------------------- VISTAPRINT NV Ticker: VPRT Security ID: N93540107 Meeting Date: JUN 30, 2011 Meeting Type: Special Record Date: JUN 02, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Omnibus Stock Plan For For Management 2 Elect Katryn Blake as Director For For Management 3 Elect Donald Nelson as Director For For Management 4 Elect Nicholas Ruotolo as Director For For Management 5 Elect Ernst Teunissen as Director For For Management -------------------------------------------------------------------------------- VITAMIN SHOPPE, INC. Ticker: VSI Security ID: 92849E101 Meeting Date: JUN 01, 2011 Meeting Type: Annual Record Date: APR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Richard L. Markee For For Management 1.2 Elect Director B. Michael Becker For For Management 1.3 Elect Director Catherine E. Buggeln For For Management 1.4 Elect Director John H. Edmondson For For Management 1.5 Elect Director David H. Edwab For For Management 1.6 Elect Director Douglas R. Korn For For Management 1.7 Elect Director Richard L. Perkal For For Management 1.8 Elect Director Beth M. Pritchard For For Management 1.9 Elect Director Katherine Savitt-Lennon For For Management 1.10 Elect Director Anthony N. Truesdale For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- VOLCANO CORPORATION Ticker: VOLC Security ID: 928645100 Meeting Date: JUL 29, 2010 Meeting Type: Annual Record Date: JUN 01, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Kieran T. Gallahue For For Management 1.2 Elect Director Alexis V. Lukianov For For Management 1.3 Elect Director John Onopchenko For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- VOLCANO CORPORATION Ticker: VOLC Security ID: 928645100 Meeting Date: MAY 02, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Michael J. Coyle For For Management 1.2 Elect Director Roy T. Tanaka For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- VOLTERRA SEMICONDUCTOR CORPORATION Ticker: VLTR Security ID: 928708106 Meeting Date: APR 22, 2011 Meeting Type: Annual Record Date: MAR 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Fu-Tai Liou For For Management 1.2 Elect Director Edward Ross For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- WMS INDUSTRIES INC. Ticker: WMS Security ID: 929297109 Meeting Date: DEC 09, 2010 Meeting Type: Annual Record Date: OCT 14, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert J. Bahash For For Management 1.2 Elect Director Brian R. Gamache For For Management 1.3 Elect Director Patricia M. Nazemetz For For Management 1.4 Elect Director Louis J. Nicastro For For Management 1.5 Elect Director Neil D. Nicastro For For Management 1.6 Elect Director Edward W. Rabin, Jr. For For Management 1.7 Elect Director Ira S. Sheinfeld For For Management 1.8 Elect Director Bobby L. Siller For For Management 1.9 Elect Director William J. Vareschi, Jr. For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- WRIGHT EXPRESS CORPORATION Ticker: WXS Security ID: 98233Q105 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Rowland T. Moriarty For For Management 1.2 Elect Director Ronald T. Maheu For For Management 1.3 Elect Director Michael E. Dubyak For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- ZOLL MEDICAL CORPORATION Ticker: ZOLL Security ID: 989922109 Meeting Date: FEB 10, 2011 Meeting Type: Annual Record Date: DEC 17, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Judith C. Pelham For For Management 1.2 Elect Director Benson F. Smith For For Management 1.3 Elect Director John J. Wallace For For Management 2 Amend Omnibus Stock Plan For For Management 3 Amend Non-Employee Director Omnibus For For Management Stock Plan 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- ZUMIEZ INC. Ticker: ZUMZ Security ID: 989817101 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: MAR 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Thomas D. Campion For For Management 2 Elect Director Sarah G. Mccoy For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Ratify Auditors For For Management =========================== RS STRATEGIC INCOME FUND =========================== There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period. ============================== RS TAX-EXEMPT FUND ============================== There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period. ============================== RS TECHNOLOGY FUND ============================== ACME PACKET, INC. Ticker: APKT Security ID: 004764106 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Gary J. Bowen For For Management 1.2 Elect Director Robert C. Hower For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Approve Qualified Employee Stock For Against Management Purchase Plan 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- ADOBE SYSTEMS INCORPORATED Ticker: ADBE Security ID: 00724F101 Meeting Date: APR 21, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert K. Burgess For For Management 2 Elect Director Daniel Rosensweig For For Management 3 Elect Director Robert Sedgewick For For Management 4 Elect Director John E. Warnock For For Management 5 Amend Qualified Employee Stock Purchase For Against Management Plan 6 Approve Executive Incentive Bonus Plan For For Management 7 Ratify Auditors For For Management 8 Declassify the Board of Directors For For Management 9 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 10 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- ADTRAN, INC. Ticker: ADTN Security ID: 00738A106 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Thomas R. Stanton For For Management 1.2 Elect Director H. Fenwick Huss For For Management 1.3 Elect Director Ross K. Ireland For For Management 1.4 Elect Director William L. Marks For For Management 1.5 Elect Director James E. Matthews For For Management 1.6 Elect Director Balan Nair For For Management 1.7 Elect Director Roy J. Nichols For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency None One Year Management 4 Amend Executive Incentive Bonus Plan For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- AKAMAI TECHNOLOGIES, INC. Ticker: AKAM Security ID: 00971T101 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director C. Kim Goodwin For For Management 2 Elect Director David W. Kenny For For Management 3 Elect Director Peter J. Kight For For Management 4 Elect Director Frederic V. Salerno For For Management 5 Amend Omnibus Stock Plan For Against Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- ALCATEL LUCENT Ticker: ALU Security ID: 013904305 Meeting Date: MAY 27, 2011 Meeting Type: Annual/Special Record Date: MAR 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Financial Statements and For For Management Statutory Reports 2 Accept Consolidated Financial For For Management Statements and Statutory Reports 3 Approve Allocation of Income and For For Management Absence of Dividends 4 Reelect Daniel Bernard as Director For For Management 5 Reelect W. Frank Blount as Director For For Management 6 Acknowledge Auditors' Special Report For For Management Regarding Related-Party Transactions and Absence of New Related-Party Transaction 7 Authorize Repurchase of Up to 10 For For Management Percent of Issued Share Capital 8 Approve Reduction in Share Capital via For For Management Cancellation of Repurchased Shares 9 Amend Articles 16 and 21 of Bylaws Re: For For Management Electronic Signature and Shareholders Identification 10 Authorize Filing of Required For For Management Documents/Other Formalities -------------------------------------------------------------------------------- AMAZON.COM, INC. Ticker: AMZN Security ID: 023135106 Meeting Date: JUN 07, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Jeffrey P. Bezos For For Management 2 Elect Director Tom A. Alberg For For Management 3 Elect Director John Seely Brown For For Management 4 Elect Director William B. Gordon For For Management 5 Elect Director Alain Monie For For Management 6 Elect Director Jonathan J. Rubinstein For For Management 7 Elect Director Thomas O. Ryder For For Management 8 Elect Director Patricia Q. Stonesifer For For Management 9 Ratify Auditors For For Management 10 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 11 Advisory Vote on Say on Pay Frequency Three One Year Management Years 12 Amend Bylaws-- Call Special Meetings Against For Shareholder 13 Report on Climate Change Against Against Shareholder -------------------------------------------------------------------------------- ANCESTRY.COM INC. Ticker: ACOM Security ID: 032803108 Meeting Date: MAY 24, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David Goldberg For For Management 1.2 Elect Director Victor Parker For For Management 1.3 Elect Director Michael Schroepfer For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- APPLE INC. Ticker: AAPL Security ID: 037833100 Meeting Date: FEB 23, 2011 Meeting Type: Annual Record Date: DEC 27, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William V. Campbell For For Management 1.2 Elect Director Millard S. Drexler For For Management 1.3 Elect Director Albert A. Gore, Jr. For For Management 1.4 Elect Director Steven P. Jobs For For Management 1.5 Elect Director Andrea Jung For For Management 1.6 Elect Director Arthur D. Levinson For For Management 1.7 Elect Director Ronald D. Sugar For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Adopt Policy on Succession Planning Against Against Shareholder 6 Require a Majority Vote for the Against Against Shareholder Election of Directors -------------------------------------------------------------------------------- ARIBA, INC. Ticker: ARBA Security ID: 04033V203 Meeting Date: JAN 18, 2011 Meeting Type: Annual Record Date: DEC 01, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Robert M. Calderoni For For Management 1.2 Elect Director Robert E. Knowling, Jr. For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- ARUBA NETWORKS, INC. Ticker: ARUN Security ID: 043176106 Meeting Date: DEC 10, 2010 Meeting Type: Annual Record Date: OCT 14, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Dominic P. Orr For For Management 1.2 Elect Director Keerti G. Melkote For For Management 1.3 Elect Director Bernard Guidon For For Management 1.4 Elect Director Emmanuel Hernandez For For Management 1.5 Elect Director Michael R. Kourey For For Management 1.6 Elect Director Douglas Leone For For Management 1.7 Elect Director Willem P. Roelandts For For Management 1.8 Elect Director Daniel Warmenhoven For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- ASML HOLDING NV Ticker: ASML Security ID: N07059186 Meeting Date: APR 20, 2011 Meeting Type: Annual Record Date: MAR 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Open Meeting None None Management 2 Discuss the Company's Business and None None Management Finacial Situation 3 Approve Financial Statements and For For Management Statutory Reports 4 Approve Discharge of Management Board For For Management 5 Approve Discharge of Supervisory Board For For Management 6 Receive Explanation on Company's None None Management Reserves and Dividend Policy 7 Approve Dividends of EUR 0.40 Per Share For For Management 8 Amend Articles Re: Legislative Changes For For Management 9 Approve the Numbers of Stock Options, For For Management Respectively Shares for Employees 10a Reelect W.T. Siegle to Supervisory For For Management Board 10b Reelect J.W.B. Westerburgen to For For Management Supervisory Board 11 Announcement of Retirement of None None Management Supervisory Board Members O. Bilous, F.W. Froehlich, A.P.M. van der Poel by Rotation in 2012. 12 Approve Remuneration of Supervisory For For Management Board 13a Grant Board Authority to Issue Shares For For Management Up to 5 Percent of Issued Capital 13b Authorize Board to Exclude Preemptive For For Management Rights from Issuance under Item 13a 13c Grant Board Authority to Issue For For Management Additional Shares of up to 5 Percent in Case of Takeover/Merger 13d Authorize Board to Exclude Preemptive For For Management Rights from Issuance under Item 13c 14 Authorize Repurchase Shares For For Management 15 Authorize Cancellation of Repurchased For For Management Shares 16 Authorize Additionnal Cancellation of For For Management Repurchased Shares 17 Other Business None None Management 18 Close Meeting None None Management -------------------------------------------------------------------------------- BROADCOM CORPORATION Ticker: BRCM Security ID: 111320107 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Nancy H. Handel For For Management 1.2 Elect Director Eddy W. Hartenstein For For Management 1.3 Elect Director Maria Klawe For For Management 1.4 Elect Director John E. Major For For Management 1.5 Elect Director Scott A. McGregor For For Management 1.6 Elect Director William T. Morrow For For Management 1.7 Elect Director Henry Samueli For For Management 1.8 Elect Director John A.C. Swainson For For Management 1.9 Elect Director Robert E. Switz For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- CADENCE DESIGN SYSTEMS, INC. Ticker: CDNS Security ID: 127387108 Meeting Date: MAY 10, 2011 Meeting Type: Annual Record Date: MAR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Susan L. Bostrom For For Management 2 Elect Director Donald L. Lucas For For Management 3 Elect Director Alberto For For Management Sangiovanni-Vincentelli 4 Elect Director George M. Scalise For For Management 5 Elect Director John B. Shoven For For Management 6 Elect Director Roger S. Siboni For For Management 7 Elect Director John A.C. Swainson For For Management 8 Elect Director Lip-Bu Tan For For Management 9 Amend Omnibus Stock Plan For Against Management 10 Amend Executive Incentive Bonus Plan For For Management 11 Amend Omnibus Stock Plan For Against Management 12 Amend Omnibus Stock Plan For Against Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency One Year One Year Management 15 Ratify Auditors For For Management -------------------------------------------------------------------------------- CIENA CORPORATION Ticker: CIEN Security ID: 171779309 Meeting Date: MAR 23, 2011 Meeting Type: Annual Record Date: JAN 26, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Harvey B. Cash For Did Not Vote Management 2 Elect Director Judith M. O'Brien For Did Not Vote Management 3 Elect Director Gary B. Smith For Did Not Vote Management 4 Approve Conversion of Securities For Did Not Vote Management 5 Ratify Auditors For Did Not Vote Management 6 Advisory Vote to Ratify Named Executive For Did Not Vote Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency Three Did Not Vote Management Years -------------------------------------------------------------------------------- CITRIX SYSTEMS, INC. Ticker: CTXS Security ID: 177376100 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Murray J. Demo For For Management 2 Elect Director Asiff S. Hirji For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Amend Omnibus Stock Plan For Against Management 5 Ratify Auditors For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION Ticker: CTSH Security ID: 192446102 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert W. Howe For For Management 2 Elect Director Robert E. Weissman For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Increase Authorized Common Stock For Against Management 6 Reduce Supermajority Vote Requirement For For Management 7 Reduce Supermajority Vote Requirement For For Management 8 Ratify Auditors For For Management -------------------------------------------------------------------------------- COMSCORE, INC. Ticker: SCOR Security ID: 20564W105 Meeting Date: JUL 20, 2010 Meeting Type: Annual Record Date: JUN 06, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Gian M. Fulgoni For For Management 1.2 Elect Director Jeffrey Ganek For For Management 1.3 Elect Director Bruce Golden For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- CONCUR TECHNOLOGIES, INC. Ticker: CNQR Security ID: 206708109 Meeting Date: MAR 15, 2011 Meeting Type: Annual Record Date: JAN 19, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jeffrey T. McCabe For For Management 1.2 Elect Director Edward P. Gilligan For For Management 1.3 Elect Director Rajeev Singh For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Approve Executive Incentive Bonus Plan For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three Three Years Management Years -------------------------------------------------------------------------------- CONSTANT CONTACT, INC. Ticker: CTCT Security ID: 210313102 Meeting Date: MAY 31, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Thomas Anderson For For Management 1.2 Elect Director Sharon T. Rowlands For For Management 2 Approve Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- DICE HOLDINGS, INC. Ticker: DHX Security ID: 253017107 Meeting Date: APR 15, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Peter R. Ezersky For For Management 1.2 Elect Director David S. Gordon For For Management 1.3 Elect Director David C. Hodgson For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- DIGITAL RIVER, INC. Ticker: DRIV Security ID: 25388B104 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Thomas F. Madison For For Management 1.2 Elect Director Cheryl F. Rosner For For Management 1.3 Elect Director Alfred F. Castino For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Amend Omnibus Stock Plan For Against Management 5 Approve Qualified Employee Stock For Against Management Purchase Plan 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- DIRECTV Ticker: DTV Security ID: 25490A101 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director David B. Dillon For For Management 1.2 Elect Director Samuel A. DiPiazza, Jr. For For Management 1.3 Elect Director Lorrie M. Norrington For For Management 2 Ratify Auditors For For Management 3 Reduce Authorized Class B Shares, For For Management Eliminate Class C Common Stock and Deletion of Rights to Call Special Meetings to Certain Stockholders 4 Declassify the Board of Directors For For Management 5 Adopt Majority Voting for Uncontested For For Management Election of Directors 6 Provide Right to Call Special Meeting For For Management 7 Adopt the Jurisdiction of Incorporation For For Management as the Exclusive Forum for Certain Disputes 8 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 9 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- EMC CORPORATION Ticker: EMC Security ID: 268648102 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Michael W. Brown For For Management 2 Elect Director Randolph L. Cowen For For Management 3 Elect Director Michael J. Cronin For For Management 4 Elect Director Gail Deegan For For Management 5 Elect Director James S. DiStasio For For Management 6 Elect Director John R. Egan For For Management 7 Elect Director Edmund F. Kelly For For Management 8 Elect Director Windle B. Priem For For Management 9 Elect Director Paul Sagan For For Management 10 Elect Director David N. Strohm For For Management 11 Elect Director Joseph M. Tucci For For Management 12 Ratify Auditors For For Management 13 Amend Omnibus Stock Plan For Against Management 14 Provide Right to Call Special Meeting For For Management 15 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 16 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- F5 NETWORKS, INC. Ticker: FFIV Security ID: 315616102 Meeting Date: MAR 14, 2011 Meeting Type: Annual Record Date: JAN 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director John Chapple For For Management 2 Elect Director A. Gary Ames For For Management 3 Elect Director Scott Thompson For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- FINISAR CORPORATION Ticker: FNSR Security ID: 31787A507 Meeting Date: OCT 28, 2010 Meeting Type: Annual Record Date: SEP 07, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jerry S. Rawls For For Management 1.2 Elect Director Robert N. Stephens For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- FORTINET, INC. Ticker: FTNT Security ID: 34959E109 Meeting Date: JUN 23, 2011 Meeting Type: Annual Record Date: APR 26, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John Walecka For For Management 1.2 Elect Director Michael Xie For For Management 2 Ratify Auditors For For Management 3 Approve Qualified Employee Stock For Against Management Purchase Plan 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- GOOGLE INC. Ticker: GOOG Security ID: 38259P508 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Larry Page For For Management 1.2 Elect Director Sergey Brin For For Management 1.3 Elect Director Eric E. Schmidt For For Management 1.4 Elect Director L. John Doerr For For Management 1.5 Elect Director John L. Hennessy For For Management 1.6 Elect Director Ann Mather For For Management 1.7 Elect Director Paul S. Otellini For For Management 1.8 Elect Director K. Ram Shriram For For Management 1.9 Elect Director Shirley M. Tilghman For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years 6 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Environmental Sustainability 7 Reduce Supermajority Vote Requirement Against For Shareholder 8 Report on Code of Conduct Compliance Against Against Shareholder -------------------------------------------------------------------------------- HITTITE MICROWAVE CORPORATION Ticker: HITT Security ID: 43365Y104 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen G. Daly For For Management 1.2 Elect Director Ernest L. Godshalk For For Management 1.3 Elect Director Rick D. Hess For For Management 1.4 Elect Director Adrienne M. Markham For For Management 1.5 Elect Director Brian P. McAloon For For Management 1.6 Elect Director Cosmo S. Trapani For For Management 1.7 Elect Director Franklin Weigold For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- INFORMATICA CORPORATION Ticker: INFA Security ID: 45666Q102 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Mark A. Bertelsen For For Management 2 Elect Director A. Brooke Seawell For For Management 3 Elect Director Godfrey R. Sullivan For For Management 4 Amend Omnibus Stock Plan For Against Management 5 Ratify Auditors For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- INTERNATIONAL BUSINESS MACHINES CORPORATION Ticker: IBM Security ID: 459200101 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director A. J. P. Belda For For Management 2 Elect Director W. R. Brody For For Management 3 Elect Director K. I. Chenault For For Management 4 Elect Director M. L. Eskew For For Management 5 Elect Director S. A. Jackson For For Management 6 Elect Director A. N. Liveris For For Management 7 Elect Director W. J. McNerney, Jr. For For Management 8 Elect Director J. W. Owens For For Management 9 Elect Director S. J. Palmisano For For Management 10 Elect Director J. E. Spero For For Management 11 Elect Director S. Taurel For For Management 12 Elect Director L. H. Zambrano For For Management 13 Ratify Auditors For For Management 14 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 15 Advisory Vote on Say on Pay Frequency Three One Year Management Years 16 Provide for Cumulative Voting Against For Shareholder 17 Report on Political Contributions Against For Shareholder 18 Report on Lobbying Expenses Against For Shareholder -------------------------------------------------------------------------------- INTERXION HOLDING NV Ticker: INXN Security ID: N47279109 Meeting Date: JUN 29, 2011 Meeting Type: Annual Record Date: JUN 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Adopt Euro as Official Currency for the For For Management Dutch Statutory Annual Accounts 2 Approve Financial Statements For For Management 3 Approve Discharge of Supervisory Board For For Management and Management Board 4a Elect Paul Schroder as Non-Executive For For Management Director 4b Elect David Lister as Non-Executive For For Management Director 5 Approve Stock Option Grant For For Management 6 Ratify KPMG as Auditors For For Management 7 Adopt English as Official Language for For For Management the Statutory Accounts for 2011 and Onwards 8 Approve Remuneration of Supervisory For For Management Board 9 Other Business (Non-Voting) None None Management -------------------------------------------------------------------------------- INTUIT INC. Ticker: INTU Security ID: 461202103 Meeting Date: JAN 19, 2011 Meeting Type: Annual Record Date: NOV 22, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director David H. Batchelder For For Management 2 Elect Director Christopher W. Brody For For Management 3 Elect Director William V. Campbell For For Management 4 Elect Director Scott D. Cook For For Management 5 Elect Director Diane B. Greene For For Management 6 Elect Director Michael R. Hallman For For Management 7 Elect Director Edward A. Kangas For For Management 8 Elect Director Suzanne Nora Johnson For For Management 9 Elect Director Dennis D. Powell For For Management 10 Elect Director Brad D. Smith For For Management 11 Ratify Auditors For For Management 12 Amend Omnibus Stock Plan For Against Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation -------------------------------------------------------------------------------- J2 GLOBAL COMMUNICATIONS, INC. Ticker: JCOM Security ID: 46626E205 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elector Director Douglas Y. Bech For For Management 1.2 Elect Director Robert J. Cresci For For Management 1.3 Elect Director W. Brian Kretzmer For For Management 1.4 Elect Director Richard S. Ressler For For Management 1.5 Elect Director John F. Rieley For For Management 1.6 Elect Director Stephen Ross For For Management 1.7 Elect Director Michael P. Schulhof For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Other Business For For Management -------------------------------------------------------------------------------- MARVELL TECHNOLOGY GROUP LTD Ticker: MRVL Security ID: G5876H105 Meeting Date: JUL 08, 2010 Meeting Type: Annual Record Date: MAY 20, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1a Elect Ta-lin Hsu as Director For For Management 1b Elect John G. Kassakian as Director For For Management 2 Declassify the Board of Directors For For Management 3 Adopt Simple Majority Vote for Election For For Management of Directors 4 Approve Executive Incentive Bonus Plan For For Management 5 Amend Omnibus Stock Plan For For Management 6 Approve Auditors and Authorize Board to For For Management Fix Their Remuneration -------------------------------------------------------------------------------- MAXLINEAR INC. Ticker: MXL Security ID: 57776J100 Meeting Date: OCT 29, 2010 Meeting Type: Annual Record Date: SEP 15, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Kenneth P. Lawler For For Management 1.2 Elect Director David E. Liddle For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- MERU NETWORKS, INC. Ticker: MERU Security ID: 59047Q103 Meeting Date: JUN 08, 2011 Meeting Type: Annual Record Date: APR 15, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ihab Abu-Hakima For For Management 1.2 Elect Director Vaduvur Bharghavan For For Management 1.3 Elect Director Harold Copperman For For Management 1.4 Elect Director Thomas Erickson For For Management 1.5 Elect Director Stanley Meresman For For Management 1.6 Elect Director Nicholas Mitsakos For For Management 1.7 Elect Director Barry Newman For For Management 1.8 Elect Director William Quigley For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management 5 Amend Omnibus Stock Plan For Against Management 6 Amend Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- MICROSOFT CORPORATION Ticker: MSFT Security ID: 594918104 Meeting Date: NOV 16, 2010 Meeting Type: Annual Record Date: SEP 03, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Steven A. Ballmer For For Management 2 Elect Director Dina Dublon For For Management 3 Elect Director William H. Gates III For For Management 4 Elect Director Raymond V. Gilmartin For For Management 5 Elect Director Reed Hastings For For Management 6 Elect Director Maria M. Klawe For For Management 7 Elect Director David F. Marquardt For For Management 8 Elect Director Charles H. Noski For For Management 9 Elect Director Helmut Panke For For Management 10 Ratify Auditors For For Management 11 Amend Bylaws to Establish a Board Against Against Shareholder Committee on Environmental Sustainability -------------------------------------------------------------------------------- NETAPP, INC. Ticker: NTAP Security ID: 64110D104 Meeting Date: AUG 31, 2010 Meeting Type: Annual Record Date: JUL 06, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jeffry R. Allen For For Management 1.2 Elect Director Alan L. Earhart For For Management 1.3 Elect Director Thomas Georgens For For Management 1.4 Elect Director Gerald Held For For Management 1.5 Elect Director Nicholas G. Moore For For Management 1.6 Elect Director T. Michael Nevens For For Management 1.7 Elect Director George T. Shaheen For For Management 1.8 Elect Director Robert T. Wall For For Management 1.9 Elect Director Daniel J. Warmenhoven For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Amend Qualified Employee Stock Purchase For Against Management Plan 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- NETLOGIC MICROSYSTEMS, INC. Ticker: NETL Security ID: 64118B100 Meeting Date: MAY 20, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Ronald Jankov For For Management 1.2 Elect Director Norman Godinho For For Management 1.3 Elect Director Marvin Burkett For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Require a Majority Vote for the Against For Shareholder Election of Directors -------------------------------------------------------------------------------- O2MICRO INTERNATIONAL LTD. Ticker: OIIM Security ID: 67107W100 Meeting Date: JUN 22, 2011 Meeting Type: Annual Record Date: MAY 13, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1a Elect Sterling Du as Director For For Management 1b Elect Chuan Chiung "Perry" Kuo as For For Management Director 1c Elect Teik Seng Tan as Director For For Management 2 Accept Financial Statements and For For Management Statutory Reports 3 Appoint Deloitte & Touche as Auditors For For Management of the Company -------------------------------------------------------------------------------- OCLARO, INC. Ticker: OCLR Security ID: 67555N206 Meeting Date: OCT 27, 2010 Meeting Type: Annual Record Date: SEP 07, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Alain Couder For For Management 1.2 Elect Director Joel A. Smith III For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- OMNIVISION TECHNOLOGIES, INC. Ticker: OVTI Security ID: 682128103 Meeting Date: SEP 23, 2010 Meeting Type: Annual Record Date: JUL 26, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Shaw Hong For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- ON SEMICONDUCTOR CORPORATION Ticker: ONNN Security ID: 682189105 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 29, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Keith D. Jackson For For Management 1.2 Elect Director Phillip D. Hester For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- ORACLE CORPORATION Ticker: ORCL Security ID: 68389X105 Meeting Date: OCT 06, 2010 Meeting Type: Annual Record Date: AUG 09, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jeffrey S. Berg For For Management 1.2 Elect Director H. Raymond Bingham For For Management 1.3 Elect Director Michael J. Boskin For For Management 1.4 Elect Director Safra A. Catz For For Management 1.5 Elect Director Bruce R. Chizen For For Management 1.6 Elect Director George H. Conrades For For Management 1.7 Elect Director Lawrence J. Ellison For For Management 1.8 Elect Director Hector Garcia-Molina For For Management 1.9 Elect Director Jeffrey O. Henley For For Management 1.10 Elect Director Mark V. Hurd For For Management 1.11 Elect Director Donald L. Lucas For For Management 1.12 Elect Director Naomi O. Seligman For For Management 2 Approve Executive Incentive Bonus Plan For For Management 3 Amend Omnibus Stock Plan For Against Management 4 Ratify Auditors For For Management 5 Establish Board Committee on Against Against Shareholder Sustainability 6 Require a Majority Vote for the Against Against Shareholder Election of Directors 7 Stock Retention/Holding Period Against Against Shareholder -------------------------------------------------------------------------------- POLYCOM, INC. Ticker: PLCM Security ID: 73172K104 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: APR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Andrew M. Miller For For Management 1.2 Elect Director Betsy S. Atkins For For Management 1.3 Elect Director David G. Dewalt For For Management 1.4 Elect Director John A. Kelley, Jr. For For Management 1.5 Elect Director D. Scott Mercer For For Management 1.6 Elect Director William A. Owens For For Management 1.7 Elect Director Kevin T. Parker For For Management 2 Increase Authorized Common Stock For Against Management 3 Approve Omnibus Stock Plan For Against Management 4 Amend Qualified Employee Stock Purchase For Against Management Plan 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years 7 Ratify Auditors For For Management -------------------------------------------------------------------------------- POWER INTEGRATIONS, INC. Ticker: POWI Security ID: 739276103 Meeting Date: JUN 27, 2011 Meeting Type: Annual Record Date: APR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Balu Balakrishnan For For Management 1.2 Elect Director Alan D. Bickell For For Management 1.3 Elect Director Nicholas E. Brathwaite For For Management 1.4 Elect Director James R. Fiebiger For For Management 1.5 Elect Director William George For For Management 1.6 Elect Director Balakrishnan S. Iyer For For Management 1.7 Elect Director E. Floyd Kvamme For For Management 1.8 Elect Director Steven J. Sharp For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency None One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- PRICELINE.COM INCORPORATED Ticker: PCLN Security ID: 741503403 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jeffery H. Boyd For For Management 1.2 Elect Director Ralph M. Bahna For For Management 1.3 Elect Director Howard W. Barker, Jr. For For Management 1.4 Elect Director Jan L. Docter For For Management 1.5 Elect Director Jeffrey E. Epstein For For Management 1.6 Elect Director James M. Guyette For For Management 1.7 Elect Director Nancy B. Peretsman For For Management 1.8 Elect Director Craig W. Rydin For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Provide Right to Act by Written Consent Against Against Shareholder -------------------------------------------------------------------------------- QUALCOMM INCORPORATED Ticker: QCOM Security ID: 747525103 Meeting Date: MAR 08, 2011 Meeting Type: Annual Record Date: JAN 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Barbara T. Alexander For For Management 1.2 Elect Director Stephen M. Bennett For For Management 1.3 Elect Director Donald G. Cruickshank For For Management 1.4 Elect Director Raymond V. Dittamore For For Management 1.5 Elect Director Thomas W. Horton For For Management 1.6 Elect Director Irwin Mark Jacobs For For Management 1.7 Elect Director Paul E. Jacobs For For Management 1.8 Elect Director Robert E. Kahn For For Management 1.9 Elect Director Sherry Lansing For For Management 1.10 Elect Director Duane A. Nelles For For Management 1.11 Elect Director Francisco Ros For For Management 1.12 Elect Director Brent Scowcroft For For Management 1.13 Elect Director Marc I. Stern For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Amend Qualified Employee Stock Purchase For Against Management Plan 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years 7 Require a Majority Vote for the Against For Shareholder Election of Directors -------------------------------------------------------------------------------- RIVERBED TECHNOLOGY, INC. Ticker: RVBD Security ID: 768573107 Meeting Date: JUN 01, 2011 Meeting Type: Annual Record Date: APR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Michael R. Kourey For For Management 2 Elect Director Mark S. Lewis For For Management 3 Elect Director Steven McCanne For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- ROVI CORPORATION Ticker: ROVI Security ID: 779376102 Meeting Date: MAY 24, 2011 Meeting Type: Annual Record Date: MAR 30, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Alfred J. Amoroso For For Management 1.2 Elect Director Alan L. Earhart For For Management 1.3 Elect Director Andrew K. Ludwick For For Management 1.4 Elect Director James E. Meyer For For Management 1.5 Elect Director James P. O?Shaughnessy For For Management 1.6 Elect Director Ruthann Quindlen For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- SALESFORCE.COM, INC. Ticker: CRM Security ID: 79466L302 Meeting Date: JUN 09, 2011 Meeting Type: Annual Record Date: APR 19, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Marc Benioff For For Management 2 Elect Director Craig Conway For For Management 3 Elect Director Alan Hassenfeld For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Declassify the Board of Directors Against For Shareholder -------------------------------------------------------------------------------- SAPIENT CORPORATION Ticker: SAPE Security ID: 803062108 Meeting Date: JUN 08, 2011 Meeting Type: Annual Record Date: APR 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director James M. Benson For For Management 1.2 Elect Director Hermann Buerger For For Management 1.3 Elect Director Darius W. Gaskins, Jr. For For Management 1.4 Elect Director Jerry A. Greenberg For For Management 1.5 Elect Director Alan J. Herrick For For Management 1.6 Elect Director J. Stuart Moore For For Management 1.7 Elect Director Ashok Shah For For Management 1.8 Elect Director Vijay Singal For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- SHORETEL, INC. Ticker: SHOR Security ID: 825211105 Meeting Date: NOV 03, 2010 Meeting Type: Annual Record Date: SEP 21, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Mark F. Bregman For For Management 1.2 Elect Director Edward F. Thompson For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- SILICON LABORATORIES INC. Ticker: SLAB Security ID: 826919102 Meeting Date: APR 21, 2011 Meeting Type: Annual Record Date: FEB 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Navdeep S. Sooch For For Management 1.2 Elect Director Laurence G. Walker For For Management 1.3 Elect Director William P. Wood For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- SMITH MICRO SOFTWARE, INC. Ticker: SMSI Security ID: 832154108 Meeting Date: JUN 23, 2011 Meeting Type: Annual Record Date: APR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director William W. Smith, Jr. For For Management 1.2 Elect Director William C. Keiper For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- SOURCEFIRE, INC. Ticker: FIRE Security ID: 83616T108 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John C. Burris For For Management 1.2 Elect Director Tim A. Guleri For For Management 1.3 Elect Director Martin F. Roesch For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- SPREADTRUM COMMUNICATIONS, INC. Ticker: SPRD Security ID: 849415203 Meeting Date: JUN 24, 2011 Meeting Type: Annual Record Date: MAY 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Reelect Hao Chen as Director For For Management 2 Reappoint PricewaterhouseCoopers Zhong For For Management Tian CPAs Limited Company as Auditors -------------------------------------------------------------------------------- STEC, INC. Ticker: STEC Security ID: 784774101 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Manouch Moshayedi For For Management 1.2 Elect Director Mark Moshayedi For For Management 1.3 Elect Director F. Michael Ball For For Management 1.4 Elect Director Rajat Bahri For For Management 1.5 Elect Director Christopher W. Colpitts For For Management 1.6 Elect Director Kevin C. Daly For For Management 1.7 Elect Director Matthew L. Witte For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- SUCCESSFACTORS, INC. Ticker: SFSF Security ID: 864596101 Meeting Date: JUN 03, 2011 Meeting Type: Annual Record Date: APR 12, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director William H. Harris, Jr. For For Management 2 Elect Director William E. McGlashan, For For Management Jr. 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- SUPER MICRO COMPUTER, INC. Ticker: SMCI Security ID: 86800U104 Meeting Date: FEB 08, 2011 Meeting Type: Annual Record Date: DEC 29, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Charles Liang For For Management 1.2 Elect Director Sherman Tuan For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Amend Omnibus Stock Plan For Against Management 5 Amend Omnibus Stock Plan For Against Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- SYNOPSYS, INC. Ticker: SNPS Security ID: 871607107 Meeting Date: MAR 24, 2011 Meeting Type: Annual Record Date: JAN 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Aart J. De Geus For For Management 1.2 Elect Director Alfred Castino For For Management 1.3 Elect Director Chi-Foon Chan For For Management 1.4 Elect Director Bruce R. Chizen For For Management 1.5 Elect Director Deborah A. Coleman For For Management 1.6 Elect Director John Schwarz For For Management 1.7 Elect Director Roy Vallee For For Management 1.8 Elect Director Steven C. Walske For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- TALEO CORPORATION Ticker: TLEO Security ID: 87424N104 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Patrick Gross For For Management 1.2 Elect Director Jeffrey Schwartz For Withhold Management 1.3 Elect Director Jeffrey Stiefler For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- THE ULTIMATE SOFTWARE GROUP, INC. Ticker: ULTI Security ID: 90385D107 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director LeRoy A. Vander Putten For For Management 1.2 Elect Director Robert A. Yanover For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- THQ INC. Ticker: THQI Security ID: 872443403 Meeting Date: AUG 10, 2010 Meeting Type: Annual Record Date: JUN 16, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Brian J. Farrell For For Management 1.2 Elect Director Lawrence Burstein For For Management 1.3 Elect Director Henry T. Denero For For Management 1.4 Elect Director Brian P. Dougherty For For Management 1.5 Elect Director Jeffrey W. Griffiths For For Management 1.6 Elect Director Gary E. Rieschel For For Management 1.7 Elect Director James L. Whims For For Management 2 Ratify Auditors For For Management -------------------------------------------------------------------------------- TIVO INC. Ticker: TIVO Security ID: 888706108 Meeting Date: AUG 04, 2010 Meeting Type: Annual Record Date: JUN 08, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Jeffrey T. Hinson For For Management 1.2 Elect Director William Cella For For Management 2 Ratify Auditors For For Management 3 Amend Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- TRINA SOLAR LTD. Ticker: TSL Security ID: 89628E104 Meeting Date: AUG 06, 2010 Meeting Type: Annual Record Date: JUN 29, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Re-election of Gao Jifan as Director For For Management 2 Re-election of Zhao Qian as Director For For Management 3 Re-election of Yeung Kwok On as For For Management Director 4 Increase Number of Shares Reserved For For Management Under theCompany's Share Incentive Plan from 202,718,350 to 352,718,350 5 Ratify Deloitte Touche Tohmatsu as For For Management Auditors -------------------------------------------------------------------------------- VERISIGN, INC. Ticker: VRSN Security ID: 92343E102 Meeting Date: MAY 26, 2011 Meeting Type: Annual Record Date: MAR 30, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director D. James Bidzos For For Management 2 Elect Director William L. Chenevich For For Management 3 Elect Director Kathleen A. Cote For For Management 4 Elect Director Mark D. Mclaughlin For For Management 5 Elect Director Roger H. Moore For For Management 6 Elect Director John D. Roach For For Management 7 Elect Director Louis A. Simpson For For Management 8 Elect Director Timothy Tomlinson For For Management 9 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 10 Advisory Vote on Say on Pay Frequency One Year One Year Management 11 Amend Omnibus Stock Plan For Against Management 12 Ratify Auditors For For Management -------------------------------------------------------------------------------- VISTAPRINT NV Ticker: VPRT Security ID: N93540107 Meeting Date: NOV 04, 2010 Meeting Type: Annual Record Date: OCT 07, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Louis R. Page to Supervisory For For Management Board 2 Elect Richard T. Riley to Supervisory For For Management Board 3 Approve Financial Statements For For Management 4 Approve Discharge of Management Board For For Management 5 Approve Discharge of Supervisory Board For For Management 6 Authorize Repurchase of Up to Ten For For Management Percent of Issued Share Capital 7 Ratify Ernst & Young LLP as Auditors For For Management 8 Other Business (Non-Voting) None None Management -------------------------------------------------------------------------------- VISTAPRINT NV Ticker: VPRT Security ID: N93540107 Meeting Date: JUN 30, 2011 Meeting Type: Special Record Date: JUN 02, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Omnibus Stock Plan For For Management 2 Elect Katryn Blake as Director For For Management 3 Elect Donald Nelson as Director For For Management 4 Elect Nicholas Ruotolo as Director For For Management 5 Elect Ernst Teunissen as Director For For Management -------------------------------------------------------------------------------- VMWARE, INC. Ticker: VMW Security ID: 928563402 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: MAR 31, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Renee J. James For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- VOLTERRA SEMICONDUCTOR CORPORATION Ticker: VLTR Security ID: 928708106 Meeting Date: APR 22, 2011 Meeting Type: Annual Record Date: MAR 09, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Fu-Tai Liou For For Management 1.2 Elect Director Edward Ross For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- YAHOO! INC. Ticker: YHOO Security ID: 984332106 Meeting Date: JUN 23, 2011 Meeting Type: Annual Record Date: APR 26, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Carol Bartz For For Management 2 Elect Director Roy J. Bostock For For Management 3 Elect Director Patti S. Hart For For Management 4 Elect Director Susan M. James For For Management 5 Elect Director Vyomesh Joshi For For Management 6 Elect Director David W. Kenny For For Management 7 Elect Director Arthur H. Kern For For Management 8 Elect Director Brad D. Smith For For Management 9 Elect Director Gary L. Wilson For For Management 10 Elect Director Jerry Yang For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Ratify Auditors For For Management 14 Adopt Human Rights Policies Regarding Against Against Shareholder the Sale of Technology and Technical Assistance ================================ RS VALUE FUND ================================= ACTIVISION BLIZZARD, INC. Ticker: ATVI Security ID: 00507V109 Meeting Date: JUN 02, 2011 Meeting Type: Annual Record Date: APR 05, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Philippe G.H. Capron For For Management 2 Elect Director Robert J. Corti For For Management 3 Elect Director Frederic R. Crepin For For Management 4 Elect Director Lucian Grainge For For Management 5 Elect Director Brian G. Kelly For For Management 6 Elect Director Robert A. Kotick For For Management 7 Elect Director Jean-Bernard Levy For For Management 8 Elect Director Robert J. Morgado For For Management 9 Elect Director Stephane Roussel For For Management 10 Elect Director Richard Sarnoff For For Management 11 Elect Director Regis Turrini For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- ADVANCE AUTO PARTS, INC. Ticker: AAP Security ID: 00751Y106 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John F. Bergstrom For For Management 1.2 Elect Director John C. Brouillard For For Management 1.3 Elect Director Fiona P. Dias For For Management 1.4 Elect Director Frances X. Frei For For Management 1.5 Elect Director Darren R. Jackson For For Management 1.6 Elect Director William S. Oglesby For For Management 1.7 Elect Director J. Paul Raines For For Management 1.8 Elect Director Gilbert T. Ray For For Management 1.9 Elect Director Carlos A. Saladrigas For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- AFLAC INCORPORATED Ticker: AFL Security ID: 001055102 Meeting Date: MAY 02, 2011 Meeting Type: Annual Record Date: FEB 23, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Daniel P. Amos For For Management 2 Elect Director John Shelby Amos II For For Management 3 Elect Director Paul S. Amos II For For Management 4 Elect Director Michael H. Armacost For For Management 5 Elect Director Kriss Cloninger III For For Management 6 Elect Director Elizabeth J. Hudson For For Management 7 Elect Director Douglas W. Johnson For For Management 8 Elect Director Robert B. Johnson For For Management 9 Elect Director Charles B. Knapp For For Management 10 Elect Director E. Stephen Purdom For For Management 11 Elect Director Barbara K. Rimer For For Management 12 Elect Director Marvin R. Schuster For For Management 13 Elect Director David Gary Thompson For For Management 14 Elect Director Robert L. Wright For For Management 15 Elect Director Takuro Yoshida For For Management 16 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 17 Advisory Vote on Say on Pay Frequency One Year One Year Management 18 Ratify Auditors For For Management -------------------------------------------------------------------------------- AGILENT TECHNOLOGIES, INC. Ticker: A Security ID: 00846U101 Meeting Date: MAR 01, 2011 Meeting Type: Annual Record Date: JAN 06, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Heidi Fields For For Management 2 Elect Director David M. Lawrence For For Management 3 Elect Director A. Barry Rand For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- AMERIPRISE FINANCIAL, INC. Ticker: AMP Security ID: 03076C106 Meeting Date: APR 27, 2011 Meeting Type: Annual Record Date: FEB 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Siri S. Marshall For For Management 2 Elect Director W. Walker Lewis For For Management 3 Elect Director William H. Turner For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- ANTOFAGASTA PLC Ticker: ANTO Security ID: G0398N128 Meeting Date: JUN 08, 2011 Meeting Type: Annual Record Date: JUN 06, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Accept Financial Statements and For For Management Statutory Reports 2 Approve Remuneration Report For For Management 3 Approve Final Dividend For For Management 4 Re-elect Jean-Paul Luksic as Director For For Management 5 Re-elect Charles Bailey as Director For For Management 6 Re-elect Gonzalo Menendez as Director For For Management 7 Re-elect Ramon Jara as Director For For Management 8 Re-elect Guillermo Luksic as Director For For Management 9 Re-elect Juan Claro as Director For For Management 10 Re-elect William Hayes as Director For For Management 11 Elect Hugo Dryland as Director For For Management 12 Elect Tim Baker as Director For For Management 13 Reappoint Deloitte LLP as Auditors and For For Management Authorise Their Remuneration 14 Authorise Issue of Equity with For For Management Pre-emptive Rights 15 Authorise Issue of Equity without For For Management Pre-emptive Rights 16 Authorise Market Purchase For For Management 17 Authorise the Company to Call EGM with For For Management Two Weeks' Notice -------------------------------------------------------------------------------- ARC ENERGY TRUST (ARC RESOURCES LTD.) Ticker: ARX Security ID: 001986108 Meeting Date: DEC 15, 2010 Meeting Type: Special Record Date: NOV 10, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Approve Conversion from Income Trust to For For Management Corporation 2 Approve New ARC Option Plan For For Management -------------------------------------------------------------------------------- ARC RESOURCES LTD Ticker: ARX Security ID: 00208D408 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: APR 08, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Walter Deboni For For Management 1.2 Elect Director John P. Dielwart For For Management 1.3 Elect Director Fred J. Dyment For For Management 1.4 Elect Director James C. Houck For For Management 1.5 Elect Director Michael M. Kanovsky For For Management 1.6 Elect Director Harold N. Kvisle For For Management 1.7 Elect Director Kathleen M. O'Neill For For Management 1.8 Elect Director Herbert C. Pinder Jr. For For Management 1.9 Elect Director Mac H. Van Wielingen For For Management 2 Approve Deloitte & Touche LLP as For For Management Auditors and Authorize Board to Fix Their Remuneration 3 Advisory Vote on Executive Compensation For For Management Approach -------------------------------------------------------------------------------- ASSOCIATED BANC-CORP Ticker: ASBC Security ID: 045487105 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 02, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director John F. Bergstrom For For Management 1.2 Elect Director Ruth M. Crowley For For Management 1.3 Elect Director Philip B. Flynn For For Management 1.4 Elect Director Ronald R. Harder For For Management 1.5 Elect Director William R. Hutchinson For For Management 1.6 Elect Director Robert A. Jeffe For For Management 1.7 Elect Director Eileen A. Kamerick For For Management 1.8 Elect Director Richard T. Lommen For For Management 1.9 Elect Director J. Douglas Quick For For Management 1.10 Elect Director John C. Seramur For For Management 1.11 Elect Director Karen T. Van Lith For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Ratify Auditors For For Management -------------------------------------------------------------------------------- ATMEL CORPORATION Ticker: ATML Security ID: 049513104 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Steven Laub For For Management 2 Elect Director Tsung-Ching Wu For For Management 3 Elect Director David Sugishita For For Management 4 Elect Director Papken Der Torossian For For Management 5 Elect Director Jack L. Saltich For For Management 6 Elect Director Charles Carinalli For For Management 7 Elect Director Edward Ross For For Management 8 Amend Omnibus Stock Plan For For Management 9 Ratify Auditors For For Management 10 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 11 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- BORGWARNER INC. Ticker: BWA Security ID: 099724106 Meeting Date: APR 27, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robin J. Adams For For Management 2 Elect Director David T. Brown For For Management 3 Elect Director Jan Carlson For For Management 4 Elect Director Dennis C. Cuneo For For Management 5 Ratify Auditors For For Management 6 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 7 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- CALPINE CORPORATION Ticker: CPN Security ID: 131347304 Meeting Date: MAY 11, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Frank Cassidy For For Management 1.2 Elect Director Jack A. Fusco For For Management 1.3 Elect Director Robert C. Hinckley For For Management 1.4 Elect Director David C. Merritt For For Management 1.5 Elect Director W. Benjamin Moreland For For Management 1.6 Elect Director Robert A. Mosbacher, Jr For For Management 1.7 Elect Director William E. Oberndorf For For Management 1.8 Elect Director Denise M. O'Leary For For Management 1.9 Elect Director J. Stuart Ryan For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- E*TRADE FINANCIAL CORPORATION Ticker: ETFC Security ID: 269246401 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 14, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Frederick W. Kanner For For Management 2 Elect Director Joseph M. Velli For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- EASTMAN CHEMICAL COMPANY Ticker: EMN Security ID: 277432100 Meeting Date: MAY 05, 2011 Meeting Type: Annual Record Date: MAR 10, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Humberto P. Alfonso For For Management 2 Elect Director Michael P. Connors For For Management 3 Elect Director Howard L. Lance For For Management 4 Elect Director James P. Rogers For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Ratify Auditors For For Management 8 Declassify the Board of Directors For For Management 9 Reduce Supermajority Vote Requirement Against For Shareholder -------------------------------------------------------------------------------- EBAY INC. Ticker: EBAY Security ID: 278642103 Meeting Date: APR 28, 2011 Meeting Type: Annual Record Date: MAR 17, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Fred D. Anderson For For Management 2 Elect Director Edward W. Barnholt For For Management 3 Elect Director Scott D. Cook For For Management 4 Elect Director John J. Donahoe For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management 7 Ratify Auditors For For Management 8 Reduce Supermajority Vote Requirement Against For Shareholder -------------------------------------------------------------------------------- FIRST HORIZON NATIONAL CORPORATION Ticker: FHN Security ID: 320517105 Meeting Date: APR 19, 2011 Meeting Type: Annual Record Date: FEB 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Robert B. Carter For For Management 2 Elect Director John C. Compton For For Management 3 Elect Director Mark A. Emkes For For Management 4 Elect Director Vicky B. Gregg For For Management 5 Elect Director James A. Haslam, III For For Management 6 Elect Director D. Bryan Jordan For For Management 7 Elect Director R. Brad Martin For For Management 8 Elect Director Vicki R. Palmer For For Management 9 Elect Director Colin V. Reed For For Management 10 Elect Director Michael D. Rose For For Management 11 Elect Director William B. Sansom For For Management 12 Elect Director Luke Yancy III For For Management 13 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 14 Advisory Vote on Say on Pay Frequency One Year One Year Management 15 Ratify Auditors For For Management -------------------------------------------------------------------------------- FMC CORPORATION Ticker: FMC Security ID: 302491303 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 01, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Edward J. Mooney For For Management 2 Elect Director Enrique J. Sosa For For Management 3 Elect Director Vincent R. Volpe, Jr For For Management 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- GAMESTOP CORP. Ticker: GME Security ID: 36467W109 Meeting Date: JUN 21, 2011 Meeting Type: Annual Record Date: MAY 02, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stanley (Mickey) For For Management Steinberg 1.2 Elect Director Gerald R. Szczepanski For For Management 1.3 Elect Director Lawrence S. Zilavy For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency None One Year Management 4 Approve Omnibus Stock Plan For For Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- GENWORTH FINANCIAL, INC. Ticker: GNW Security ID: 37247D106 Meeting Date: MAY 18, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Steven W. Alesio For For Management 2 Elect Director William H. Bolinder For For Management 3 Elect Director Michael D. Fraizer For For Management 4 Elect Director Nancy J. Karch For For Management 5 Elect Director J. Robert "Bob" Kerrey For For Management 6 Elect Director Risa J. Lavizzo-Mourey For For Management 7 Elect Director Christine B. Mead For For Management 8 Elect Director Thomas E. Moloney For For Management 9 Elect Director James A. Parke For For Management 10 Elect Director James S. Riepe For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Ratify Auditors For For Management -------------------------------------------------------------------------------- HASBRO, INC. Ticker: HAS Security ID: 418056107 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Basil L. Anderson For For Management 1.2 Elect Director Alan R. Batkin For For Management 1.3 Elect Director Frank J. Biondi, Jr. For For Management 1.4 Elect Director Kenneth A. Bronfin For For Management 1.5 Elect Director John M. Connors, Jr. For For Management 1.6 Elect Director Michael W.O. Garrett For For Management 1.7 Elect Director Lisa Gersh For For Management 1.8 Elect Director Brian D. Goldner For For Management 1.9 Elect Director Jack M. Greenberg For For Management 1.10 Elect Director Alan G. Hassenfeld For For Management 1.11 Elect Director Tracy A. Leinbach For For Management 1.12 Elect Director Edward M. Philip For For Management 1.13 Elect Director Alfred J. Verrecchia For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- KEYCORP Ticker: KEY Security ID: 493267108 Meeting Date: MAY 19, 2011 Meeting Type: Annual Record Date: MAR 22, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Edward P. Campbell For For Management 1.2 Elect Director Joseph A. Carrabba For For Management 1.3 Elect Director Carol A. Cartwright For For Management 1.4 Elect Director Alexander M. Cutler For For Management 1.5 Elect Director H. James Dallas For For Management 1.6 Elect Director Elizabeth R. Gile For For Management 1.7 Elect Director Ruth Ann M. Gillis For For Management 1.8 Elect Director Kristen L. Manos For For Management 1.9 Elect Director Beth E. Mooney For For Management 1.10 Elect Director Bill R. Sanford For For Management 1.11 Elect Director Barbara R. Snyder For For Management 1.12 Elect Director Edward W. Stack For For Management 1.13 Elect Director Thomas C. Stevens For For Management 2 Approve Executive Incentive Bonus Plan For For Management 3 Amend Code of Regulations Removing All For For Management Shareholder Voting Requirements Greater than the Statutory Norm 4 Ratify Auditors For For Management 5 Advisory Vote to Ratify Named Executive For For Management Officer's Compensation 6 Advisory Vote on Say on Pay Frequency One Year One Year Management -------------------------------------------------------------------------------- MARTIN MARIETTA MATERIALS, INC. Ticker: MLM Security ID: 573284106 Meeting Date: MAY 12, 2011 Meeting Type: Annual Record Date: MAR 04, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Sue W. Cole For For Management 1.2 Elect Director Michael J. Quillen For For Management 1.3 Elect Director Stephen P. Zelnak, Jr. For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Three One Year Management Years -------------------------------------------------------------------------------- MATTEL, INC. Ticker: MAT Security ID: 577081102 Meeting Date: MAY 13, 2011 Meeting Type: Annual Record Date: MAR 18, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Michael J. Dolan For For Management 2 Elect Director Robert A. Eckert For For Management 3 Elect Director Frances D. Fergusson For For Management 4 Elect Director Tully M. Friedman For For Management 5 Elect Director Dominic Ng For For Management 6 Elect Director Vasant M. Prabhu For For Management 7 Elect Director Andrea L. Rich For For Management 8 Elect Director Dean A. Scarborough For For Management 9 Elect Director Christopher A. Sinclair For For Management 10 Elect Director G. Craig Sullivan For For Management 11 Elect Director Kathy Brittain White For For Management 12 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 13 Advisory Vote on Say on Pay Frequency One Year One Year Management 14 Provide Right to Call Special Meeting For For Management 15 Ratify Auditors For For Management -------------------------------------------------------------------------------- MOLSON COORS BREWING COMPANY Ticker: TAP Security ID: 60871R209 Meeting Date: MAY 25, 2011 Meeting Type: Annual Record Date: MAR 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Directors John E. Cleghorn For For Management 1.2 Elect Directors Charles M. Herington For For Management 1.3 Elect Directors David P. O'Brien For For Management -------------------------------------------------------------------------------- PEABODY ENERGY CORPORATION Ticker: BTU Security ID: 704549104 Meeting Date: MAY 03, 2011 Meeting Type: Annual Record Date: MAR 11, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Gregory H. Boyce For For Management 1.2 Elect Director William A. Coley For For Management 1.3 Elect Director William E. James For For Management 1.4 Elect Director Robert B. Karn III For For Management 1.5 Elect Director M. Frances Keeth For For Management 1.6 Elect Director Henry E. Lentz For For Management 1.7 Elect Director Robert A. Malone For For Management 1.8 Elect Director William C. Rusnack For For Management 1.9 Elect Director John F. Turner For For Management 1.10 Elect Director Sandra A. Van Trease For For Management 1.11 Elect Director Alan H. Washkowitz For For Management 2 Ratify Auditors For For Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency Two Years Two Years Management 5 Approve Omnibus Stock Plan For Against Management -------------------------------------------------------------------------------- PRAXAIR, INC. Ticker: PX Security ID: 74005P104 Meeting Date: APR 26, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Stephen F. Angel For For Management 1.2 Elect Director Oscar Bernardes For For Management 1.3 Elect Director Nance K. Dicciani For For Management 1.4 Elect Director Edward G. Galante For For Management 1.5 Elect Director Claire W. Gargalli For For Management 1.6 Elect Director Ira D. Hall For For Management 1.7 Elect Director Raymond W. LeBoeuf For For Management 1.8 Elect Director Larry D. McVay For For Management 1.9 Elect Director Wayne T. Smith For For Management 1.10 Elect Director Robert L. Wood For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency One Year One Year Management 4 Amend Executive Incentive Bonus Plan For For Management 5 Amend Omnibus Stock Plan For Against Management 6 Ratify Auditors For For Management -------------------------------------------------------------------------------- ROCKWELL COLLINS, INC. Ticker: COL Security ID: 774341101 Meeting Date: FEB 04, 2011 Meeting Type: Annual Record Date: DEC 06, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director C.A. Davis For For Management 1.2 Elect Director R.E. Eberhart For For Management 1.3 Elect Director D. Lilley For For Management 2 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 3 Advisory Vote on Say on Pay Frequency Three One Year Management Years 4 Ratify Auditors For For Management -------------------------------------------------------------------------------- SOUTHWESTERN ENERGY COMPANY Ticker: SWN Security ID: 845467109 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 25, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Lewis E. Epley, Jr. For For Management 2 Elect Director Robert L. Howard For For Management 3 Elect Director Greg D. Kerley For For Management 4 Elect Director Harold M. Korell For For Management 5 Elect Director Vello A. Kuuskraa For For Management 6 Elect Director Kenneth R. Mourton For For Management 7 Elect Director Steven L. Mueller For For Management 8 Elect Director Charles E. Scharlau For For Management 9 Elect Director Alan H. Stevens For For Management 10 Ratify Auditors For For Management 11 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 12 Advisory Vote on Say on Pay Frequency One Year One Year Management 13 Provide Right to Call Special Meeting For For Management 14 Report on Political Contributions Against Against Shareholder -------------------------------------------------------------------------------- SYMANTEC CORPORATION Ticker: SYMC Security ID: 871503108 Meeting Date: SEP 20, 2010 Meeting Type: Annual Record Date: JUL 26, 2010 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Stephen M. Bennett For For Management 2 Elect Director Michael A. Brown For For Management 3 Elect Director William T. Coleman, III For For Management 4 Elect Director Frank E. Dangeard For For Management 5 Elect Director Geraldine B. Laybourne For For Management 6 Elect Director David L. Mahoney For For Management 7 Elect Director Robert S. Miller For For Management 8 Elect Director Enrique Salem For For Management 9 Elect Director Daniel H. Schulman For For Management 10 Elect Director John W. Thompson For For Management 11 Elect Director V. Paul Unruh For For Management 12 Ratify Auditors For For Management 13 Amend Omnibus Stock Plan For For Management 14 Amend Qualified Employee Stock Purchase For For Management Plan -------------------------------------------------------------------------------- SYNOPSYS, INC. Ticker: SNPS Security ID: 871607107 Meeting Date: MAR 24, 2011 Meeting Type: Annual Record Date: JAN 28, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Aart J. De Geus For For Management 1.2 Elect Director Alfred Castino For For Management 1.3 Elect Director Chi-Foon Chan For For Management 1.4 Elect Director Bruce R. Chizen For For Management 1.5 Elect Director Deborah A. Coleman For For Management 1.6 Elect Director John Schwarz For For Management 1.7 Elect Director Roy Vallee For For Management 1.8 Elect Director Steven C. Walske For For Management 2 Amend Omnibus Stock Plan For Against Management 3 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 4 Advisory Vote on Say on Pay Frequency One Year One Year Management 5 Ratify Auditors For For Management -------------------------------------------------------------------------------- TALISMAN ENERGY INC. Ticker: TLM Security ID: 87425E103 Meeting Date: MAY 04, 2011 Meeting Type: Annual Record Date: MAR 07, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1.1 Elect Director Christiane Bergevin For For Management 1.2 Elect Director Donald J. Carty For For Management 1.3 Elect Director William R.P. Dalton For For Management 1.4 Elect Director Kevin S. Dunne For For Management 1.5 Elect Director Harold N. Kvisle For For Management 1.6 Elect Director John A. Manzoni For For Management 1.7 Elect Director Lisa A. Stewart For For Management 1.8 Elect Director Peter W. Tomsett For For Management 1.9 Elect Director Charles R. Williamson For For Management 1.10 Elect Director Charles M. Winograd For For Management 2 Ratify Ernst & Young LLP as Auditors For For Management 3 Approve Shareholder Rights Plan For For Management 4 Advisory Vote on Executive Compensation For For Management Approach -------------------------------------------------------------------------------- WARNER CHILCOTT PUBLIC LIMITED COMPANY Ticker: WCRX Security ID: G94368100 Meeting Date: MAY 17, 2011 Meeting Type: Annual Record Date: MAR 21, 2011 # Proposal Mgt Rec Vote Cast Sponsor 1 Elect Director Todd M. Abbrecht For For Management 2 Elect Director Liam M. Fitzgerald For For Management 3 Ratify Auditors For For Management 4 Advisory Vote to Ratify Named Executive For For Management Officers' Compensation 5 Advisory Vote on Say on Pay Frequency One Year One Year Management ========== END NPX REPORT